      AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 2015.

                                                            FILE NOS. 333-185775
                                                                       811-03859
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                 ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER

                           THE SECURITIES ACT OF 1933


                              Pre-Effective Amendment No.                   []



                             Post-Effective Amendment No. 3                [X]


                                     and/or

                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940


                                  Amendment No. 3                          [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                                 ------------

                           VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)


                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              (Name of Depositor)


                             2727-A ALLEN PARKWAY,
                              HOUSTON, TEXAS 77019
             (Address of Depositor's Principal Offices) (Zip Code)


       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 871-2000



                              MANDA GHAFERI, ESQ.
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                            1999 AVENUE OF THE STARS
                       LOS ANGELES, CALIFORNIA 90067-6121
      (Name and Address of Agent for Service for Depositor and Registrant)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485


[X]  on May 1, 2015 pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in Variable Separate Account of American General Life Insurance Company under variable annuity contracts.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           VARIABLE SEPARATE ACCOUNT


                             CROSS REFERENCE SHEET


                              PART A -- PROSPECTUS


                                   ITEM NUMBER
                                   IN FORM N-4                                                       CAPTION
---------------------------------------------------------------------------------- ------------------------------------------
1.    Cover Page..................................................................  Cover Page
2.    Definitions.................................................................  Glossary
3.    Synopsis....................................................................  Highlights; Fee Tables; Portfolio
                                                                                    Expenses; Examples
4.    Condensed Financial Information.............................................  Appendix - Condensed Financial
                                                                                    Information
5.    General Description of Registrant, Depositor and Portfolio Companies........  The Polaris Platinum II Variable Annuity;
                                                                                    Other Information
6.    Deductions..................................................................  Expenses
7.    General Description of Variable Annuity Contracts...........................  The Polaris Platinum II Variable Annuity;
                                                                                    Purchasing a Polaris Platinum II Variable
                                                                                    Annuity; Investment Options
8.    Annuity Period..............................................................  Annuity Income Options
9.    Death Benefit...............................................................  Death Benefits
10.   Purchases and Contract Value................................................  Purchasing a Variable Annuity Contract
11.   Redemptions.................................................................  Access To Your Money
12.   Taxes.......................................................................  Taxes
13.   Legal Proceedings...........................................................  Legal Proceedings
14.   Table of Contents of Statement of Additional Information....................  Table of Contents of
                                                                                    Statement of Additional Information


                 PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.


                    ITEM NUMBER
                    IN FORM N-4                                       CAPTION
--------------------------------------------------- ------------------------------------------
15.   Cover Page...................................  Cover Page
16.   Table of Contents............................  Table of Contents
17.   General Information and History..............  The Polaris Platinum II Variable Annuity
                                                     (P);
                                                     Separate Account; General Account (P);
                                                     Investment Options (P);
                                                     Other Information (P)
18.   Services.....................................  Other Information (P)
19.   Purchase of Securities Being Offered.........  Purchasing a Polaris Platinum II Variable
                                                     Annuity (P)
20.   Underwriters.................................  Distribution of Contracts
21.   Calculation of Performance Data..............  Performance Data
22.   Annuity Payments.............................  Annuity Income Options (P);
                                                     Income Payments; Annuity Unit Values
23.   Financial Statements.........................  Depositor: Other Information (P);
                                                     Financial Statements; Registrant:
                                                     Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

 [POLARIS PLATINUM II LOGO]
                                   PROSPECTUS


                                  MAY 1, 2015

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                              issued by Depositor

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                               in connection with

                           VARIABLE SEPARATE ACCOUNT


This variable annuity has several investment choices -- Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Columbia Funds Variable Insurance Trust, Columbia Funds Variable Insurance Trust I, Columbia Funds Variable Series Trust II, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Principal Variable Contracts Funds, Inc., Seasons Series Trust and SunAmerica Series Trust. All of the Underlying Funds listed below may not be available to you for investment.


This contract is no longer available for purchase by new contract owners.



UNDERLYING FUNDS:                                          MANAGED BY:
  Aggressive Growth                                        Wells Capital Management Incorporated
  American Funds Asset Allocation SAST(2)                  Capital Research and Management Company(1)
  American Funds Global Growth SAST(2)                     Capital Research and Management Company(1)
  American Funds Growth SAST(2)                            Capital Research and Management Company(1)
  American Funds Growth-Income SAST(2)                     Capital Research and Management Company(1)
  Balanced                                                 Edge Asset Management, Inc.
  Balanced                                                 J.P. Morgan Investment Management Inc.
  Blue Chip Growth                                         Massachusetts Financial Services Company
  Capital Appreciation                                     Wellington Management Company LLP
  Capital Growth                                           The Boston Company Asset Management, LLC
  Cash Management                                          BofA Advisors, LLC
  Conservative Growth                                      Edge Asset Management, Inc.
  Corporate Bond                                           Federated Investment Management Company
  Davis Venture Value                                      Davis Selected Advisers, L.P.
  "Dogs" of Wall Street                                    SunAmerica Asset Management, LLC
  Emerging Markets                                         J.P. Morgan Investment Management Inc.
  Equity Opportunities                                     OppenheimerFunds, Inc.
  Foreign Value                                            Templeton Investment Counsel, LLC
  Franklin Founding Funds Allocation VIP Fund              Franklin Templeton Services, LLC
  Franklin Income VIP Fund                                 Franklin Advisers, Inc.
  Fundamental Growth                                       Wells Capital Management Incorporated
  Global Bond                                              Goldman Sachs Asset Management International
  Global Equities                                          J.P. Morgan Investment Management Inc.
  Government and Quality Bond                              Wellington Management Company LLP
  Growth                                                   Wellington Management Company LLP
  Growth-Income                                            J.P. Morgan Investment Management Inc.
  Growth Opportunities                                     Invesco Advisers, Inc.
  High-Yield Bond                                          PineBridge Investments LLC
  International Diversified Equities                       Morgan Stanley Investment Management Inc.
  International Growth and Income                          Putnam Investment Management, LLC
  Invesco V.I. American Franchise Fund, Series II Shares   Invesco Advisers, Inc.
  Invesco V.I. Comstock Fund, Series II Shares             Invesco Advisers, Inc.
  Invesco V.I. Growth and Income Fund, Series II Shares    Invesco Advisers, Inc.
  Lord Abbett Growth and Income                            Lord, Abbett & Co. LLC
  Mid-Cap Growth                                           J.P. Morgan Investment Management Inc.
  Natural Resources                                        Wellington Management Company LLP
  Real Estate                                              Pyramis Global Advisors, LLC
  Real Return                                              Wellington Management Company LLP
  SA AB Growth(3)                                          AllianceBernstein L.P.
  SA JPMorgan MFS Core Bond(4)                             J.P. Morgan Investment Management Inc. and
                                                           Massachusetts Financial Services Company(4)
  SA Marsico Focused Growth(5)                             Marsico Capital Management, LLC
  SA MFS Massachusetts Investors Trust(6)                  Massachusetts Financial Services Company
  SA MFS Total Return(7)                                   Massachusetts Financial Services Company
  Small Company Value                                      Franklin Advisory Services, LLC


(Underlying Funds continued on next page)



UNDERLYING FUNDS:                           MANAGED BY:
  Small & Mid Cap Value                     AllianceBernstein L.P.
  Strategic Growth                          Edge Asset Management, Inc.
  SunAmerica Dynamic Allocation Portfolio   SunAmerica Asset Management, LLC and AllianceBernstein L.P.
  SunAmerica Dynamic Strategy Portfolio     SunAmerica Asset Management, LLC and AllianceBernstein L.P.
  Technology                                Columbia Management Investment Advisers, LLC
  Telecom Utility                           Massachusetts Financial Services Company



YOU MAY ALSO INVEST IN THESE UNDERLYING FUNDS IF YOU PURCHASED YOUR CONTRACT THROUGH BANC OF AMERICA INVESTMENT SERVICES, INC.:




UNDERLYING FUNDS:                                   MANAGED BY:
  Columbia VP-Asset Allocation Fund                 Columbia Management Investment Advisers, LLC
  Columbia VP-Dividend Opportunity Fund             Columbia Management Investment Advisers, LLC
  Columbia VP-Income Opportunities Fund             Columbia Management Investment Advisers, LLC
  Columbia VP-Marsico 21st Century Fund             Marsico Capital Management, LLC
  Columbia VP-Marsico Focused Equities Fund         Marsico Capital Management, LLC
  Columbia VP-Marsico Growth Fund                   Marsico Capital Management, LLC
  Columbia VP-International Opportunities Fund(8)   Columbia Management Investment Advisers, LLC(8)
  Columbia VP-Mid Cap Growth Fund(9)                Columbia Management Investment Advisers, LLC
  Columbia VP-Small Company Growth Fund             Columbia Management Investment Advisers, LLC


YOU MAY ALSO INVEST IN THESE UNDERLYING FUNDS IF YOU PURCHASED YOUR CONTRACT
 THROUGH M&T SECURITIES, INC.:


UNDERLYING FUNDS:    MANAGED BY:
  Asset Allocation   Edge Asset Management, Inc.

YOU MAY ALSO INVEST IN THESE UNDERLYING FUNDS IF YOU PURCHASED YOUR CONTRACT THROUGH CHASE INVESTMENT SERVICES CORPORATION (FORMERLY WAMU INVESTMENTS, INC.):


UNDERLYING FUNDS:         MANAGED BY:
  Conservative Balanced   Edge Asset Management, Inc.
  Equity Income Account   Edge Asset Management, Inc.
  Flexible Income         Edge Asset Management, Inc.

1 Capital Research and Management Company manages the corresponding Master Fund
  (defined below) in which the Underlying Fund invests. The investment adviser of the Feeder Funds is SAAMCo.

2 If you purchased your contract prior to May 1, 2007, you may invest directly in the American Funds Insurance Series. Please see Appendix A for details.


3 On May 1, 2015, the Alliance Growth Portfolio was renamed SA AB Growth
  Portfolio.



4 On January 16, 2015, the Total Return Bond Portfolio was renamed SA JPMorgan
  MFS Core Bond Portfolio and the investment manager changed from Pacific Investment Management Company LLC to J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company.

5 On May 1, 2015, the Marsico Focused Growth Portfolio was renamed SA Marsico
  Focused Growth Portfolio.



6 On May 1, 2015, the MFS Massachusetts Investors Trust Portfolio was renamed
  SA MFS Massachusetts Investors Trust Portfolio.

7 On May 1, 2015, the MFS Total Return Portfolio was renamed SA MFS Total
  Return Portfolio.



8 On May 1, 2015, the Columbia VP-Marsico International Opportunities Fund was renamed Columbia VP-International Opportunities Fund and the investment manager changed from Marsico Capital Management, LLC to Columbia Management Investment Advisers, LLC.

9 On May 1, 2015, the Columbia VP-Mid Cap Growth Opportunity Fund was renamed
  Columbia VP-Mid Cap Growth Fund.


Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.


To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2015. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.


In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This variable annuity provides an optional Payment Enhancement feature. If you elect this feature, in exchange for Payment Enhancements credited to your contract, your withdrawal charge schedule will be longer and greater than if you chose not to elect this feature. These withdrawal charges may more than offset the value of any Payment Enhancement.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------







GLOSSARY....................................................   3
HIGHLIGHTS..................................................   4
FEE TABLE...................................................   6
      Maximum Owner Transaction Expenses....................   6
      Contract Maintenance Fee..............................   6
      Separate Account Annual Expenses......................   6
      Additional Optional Feature Fees......................   6
        Optional MarketLock Income Plus Fee.................   6
        Optional MarketLock For Life Plus Fee...............   6
        Optional MarketLock For Life Fee....................   6
        Optional MarketLock Fee.............................   6
        Optional MarketLock For Two Fee.....................   6
        Optional Polaris Income Rewards Fee.................   6
        Optional Capital Protector Fee......................   6
      Optional Income Protector Fee.........................   6
      Total Annual Portfolio Operating Expenses.............   6
MAXIMUM AND MINIMUM EXPENSE EXAMPLES........................   8
THE POLARIS PLATINUMII
  VARIABLE ANNUITY..........................................   9
PURCHASING A POLARIS PLATINUMII
  VARIABLE ANNUITY..........................................   9
      Allocation of Purchase Payments.......................  10
      Polaris Rewards Program...............................  11
      Accumulation Units....................................  12
      Free Look.............................................  13
      Exchange Offers.......................................  13
      Important Information for Military Servicemembers.....  13
INVESTMENT OPTIONS..........................................  13
      Variable Portfolios...................................  13
        AIM Variable Insurance Funds (Invesco Variable
           Insurance Funds).................................  14
        Columbia Funds Variable Insurance Trust.............  14
        Columbia Funds Variable Insurance Trust I...........  14
        Columbia Funds Variable Series Trust II.............  14
        Franklin Templeton Variable Insurance Products
           Trust............................................  14
        Lord Abbett Series Fund, Inc........................  14
        Principal Variable Contracts Funds, Inc.............  15
        Anchor Series Trust.................................  15
        Seasons Series Trust................................  15
        SunAmerica Series Trust.............................  15
      Substitution, Addition or Deletion of Variable
        Portfolios..........................................  19
      Fixed Accounts........................................  19
      Dollar Cost Averaging Fixed Accounts..................  19
      Dollar Cost Averaging Program.........................  20
      Polaris Portfolio Allocator Program...................  20
      Transfers During the Accumulation Phase...............  23
      Automatic Asset Rebalancing Program...................  25
      Return Plus Program...................................  25
      Voting Rights.........................................  26
ACCESS TO YOUR MONEY........................................  26
      Free Withdrawal Amount................................  26
      Systematic Withdrawal Program.........................  28
      Nursing Home Waiver...................................  28
      Minimum Contract Value................................  28
      Qualified Contract Owners.............................  28
OPTIONAL LIVING BENEFITS....................................  28
      MarketLock Income Plus and MarketLock For Life
        Plus................................................  28
      Marketlock For Life...................................  37
      Additional Information About MarketLock Income
        Plus, MarketLock For Life Plus and MarketLock
        For Life............................................  42
      MarketLock and MarketLock For Two.....................  44
      Polaris Income Rewards................................  50
      Capital Protector.....................................  53
      Income Protector......................................  54
MARKETLOCK EXTENSION PARAMETERS.............................  55
MARKETLOCK FEATURES EXTENSION PARAMETERS....................  56


DEATH BENEFITS..............................................  58
      Beneficiary Continuation Programs.....................  59
      Death Benefit Defined Terms...........................  59
      Maximum Anniversary Value Death Benefit...............  60
      Optional Combination HV & Roll-Up Death Benefit.......  61
      Optional Estateplus Benefit...........................  62
      Spousal Continuation..................................  63
EXPENSES....................................................  63
      Separate Account Expenses.............................  64
      Withdrawal Charges....................................  64
      Underlying Fund Expenses..............................  64
      Contract Maintenance Fee..............................  65
      Transfer Fee..........................................  65
      Optional Living Benefit Fees..........................  65
      Optional Combination HV & Roll-Up Death Benefit
        Fee.................................................  65
      Optional EstatePlus Fee...............................  65
      Premium Tax...........................................  65
      Income Taxes..........................................  65
      Reduction or Elimination of Fees, Expenses and
        Additional Amounts Credited.........................  65
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF
  THE CONTRACT..............................................  66
ANNUITY INCOME OPTIONS......................................  67
      The Income Phase......................................  67
      Annuity Income Options................................  68
      Fixed or Variable Annuity Income Payments.............  68
      Annuity Income Payments...............................  69
      Transfers During the Income Phase.....................  69
      Deferment of Payments.................................  69
TAXES.......................................................  69
      Annuity Contracts in General..........................  69
      Tax Treatment of Distributions - Non-Qualified
        Contracts...........................................  70
      Tax Treatment of Distributions - Qualified Contracts..  70
      Required Minimum Distributions........................  71
      Tax Treatment of Death Benefits.......................  72
      Tax Treatment of Optional Living Benefits.............  72
      Contracts Owned by a Trust or Corporation.............  72
      Foreign Account Tax Compliance ("FATCA")..............  72
      Other Withholding Tax.................................  73
      Gifts, Pledges and/or Assignments of a Contract.......  73
      Diversification and Investor Control..................  73
OTHER INFORMATION...........................................  73
      The Distributor.......................................  73
      The Company...........................................  73
      The Separate Account..................................  74
      The General Account...................................  75
      Financial Statements..................................  75
      Administration........................................  75
      Legal Proceedings.....................................  76
      Registration Statements...............................  76
CONTENTS OF STATEMENT OF ADDITIONAL
  INFORMATION...............................................  76
APPENDIX A - CONDENSED FINANCIAL INFORMATION................ A-1
APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL
  CONTINUATION.............................................. B-1
APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR
  VARIABILITY............................................... C-1
APPENDIX D - THE GUARANTEE FOR CONTRACTS
  ISSUED PRIOR TO DECEMBER 29, 2006......................... D-1
APPENDIX E - MARKETLOCK INCOME PLUS EXTENSION
  PARAMETERS FOR CONTRACTS PURCHASED PRIOR
  TO MAY 3, 2009............................................ E-1



                                       2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or, in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.

COMPANY - Refers to American General Life Insurance Company ("AGL"). The term "we," "us" and "our" are also used to identify the issuing Company.


CONTINUATION CONTRIBUTION - An amount by which the death benefit that would have been paid to the spousal Beneficiary upon the death of the original Owner exceeds the contract value as of the Good Order date. We will contribute this amount, if any, to the contract value upon spousal continuation.


CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.

FEEDER FUNDS - Each of the following Feeder Funds invests exclusively in shares of a corresponding Master Fund: American Funds Global Growth SAST, American Funds Growth SAST, American Funds Growth-Income SAST, and American Funds Asset Allocation SAST Variable Portfolios.

FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

FUND-OF-FUNDS - An Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds in which it invests. As a result, you will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure.

GENERAL ACCOUNT - The Company's account, which includes any amounts you have allocated to available Fixed Accounts, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios.


GOOD ORDER - Fully and accurately completed forms, which are valid, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

LATEST ANNUITY DATE - The first business day of the month following your 95th birthday or tenth contract anniversary, whichever is later.

MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.

MASTER FUNDS - Funds of the American Funds Insurance Series in which the Feeder Funds invest.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange.

OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PAYMENT ENHANCEMENT(S) - The amount(s) allocated to your contract by us under the Polaris Rewards Program. Payment Enhancements are calculated as a percentage of your Purchase Payments and are considered earnings.

POLARIS REWARDS PROGRAM - A program that provides a Payment Enhancement in exchange for a surrender charge that declines over 9 years.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's general account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.


TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Columbia Funds Variable Insurance Trust, Columbia Funds Variable Insurance Trust I, Columbia Funds Variable Series Trust II, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Principal Variable Contracts Funds, Inc., Seasons Series Trust and SunAmerica Series Trust.


UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.


                                       3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The Polaris PlatinumII Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts. You may have elected to participate in the Polaris Rewards Program of the contract that can provide you with Payment Enhancements to invest in your contract. If you elected this program, your contract will be subject to a longer, higher surrender charge schedule. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to provide for your retirement.

This variable annuity contract may provide you with Payment Enhancements that are invested in your contract as earnings.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request minus any applicable Payment Enhancement, if you elected Polaris Rewards. The contract value refunded may be more or less than your original Purchase Payments. However, you receive any gain and we bear any loss on any applicable Payment Enhancement. If your contract was issued as an IRA or if required by certain states, we will return the greater of your original Purchase Payment(s) or the contract value minus any applicable Payment Enhancements. We will return your original Purchase Payments if required by law. PLEASE SEE PURCHASING A POLARIS PLATINUMII VARIABLE ANNUITY AND FREE LOOK IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance fee from your contract, which is currently waived for contracts of $50,000 or more. We also deduct separate account charges, which equal 1.52% annually of the average daily value of your contract allocated to the Variable Portfolios. If you elect optional features available under the contract we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment. Your contract provides for a free withdrawal amount each year. Withdrawal charges no longer apply to that Purchase Payment after a Purchase Payment has been in the contract for seven complete years or nine complete years if you elected the Polaris Rewards Program. There are investment charges on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. PLEASE SEE FEE TABLE, PURCHASING A POLARIS PLATINUM II VARIABLE ANNUITY, FREE WITHDRAWAL PROVISION AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

OPTIONAL LIVING BENEFITS: You may have elected one of the optional living benefits that were available under your contract for an additional fee. These living benefits were designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. These benefits can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live.

You should consider the impact of Excess Withdrawals on the Living Benefit you elect. Withdrawals in excess of the prescribed amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable.

DEATH BENEFIT: A death benefit feature is available under the contract which is payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862 and website (www.aig.com/annuities). PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.


ALL MATERIAL STATE VARIATIONS ARE DESCRIBED IN APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.


                                       4

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WE ALSO OFFER CONTRACTS THAT DO NOT OFFER THE POLARIS REWARDS PROGRAM. ELECTING THE POLARIS REWARDS PROGRAM DOES NOT RESULT IN HIGHER SEPARATE ACCOUNT CHARGES. HOWEVER, A CONTRACT WITHOUT THE POLARIS REWARDS PROGRAM HAS A SHORTER AND LOWER SURRENDER CHARGE SCHEDULE. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.


                                       5

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




THE FOLLOWING INFORMATION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE MAXIMUM OWNER TRANSACTION EXPENSES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT, OR TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS.


MAXIMUM OWNER TRANSACTION EXPENSES



MAXIMUM WITHDRAWAL CHARGES
(as a percentage of each Purchase Payment)(1)..... 9%


TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.



PREMIUM TAX(2)..... 3.5%


THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.


CONTRACT MAINTENANCE FEE(3)........ $35 per year

SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)


  Separate Account Charge(4)......................... 1.52%
  Optional EstatePlus Fee(5)......................... 0.25%
  Optional Combination HV & Roll-Up Death Benefit
     Fee............................................. 0.50%
                                                      ----
     Maximum Separate Account Annual Expenses(6)..... 2.02%
                                                      ====

ADDITIONAL OPTIONAL FEATURE FEES

You may have elected one of the following optional living benefits below, all of which are guaranteed minimum withdrawal benefits:


OPTIONAL MARKETLOCK INCOME PLUS FEE
(calculated as a percentage of the Income Base)(7)


NUMBER OF COVERED PERSONS       ANNUALIZED FEE
------------------------------ ---------------
  For One Covered Person......      1.10%
  For Two Covered Persons.....      1.35%

OPTIONAL MARKETLOCK FOR LIFE PLUS FEE
(calculated as a percentage of the Income Base)(7)


NUMBER OF COVERED PERSONS       ANNUALIZED FEE
------------------------------ ---------------
  For One Covered Person......      0.95%
  For Two Covered Persons.....      1.25%


OPTIONAL MARKETLOCK FOR LIFE FEE
(calculated as a percentage of the Income Base)(8)


NUMBER OF COVERED PERSONS       ANNUALIZED FEE
------------------------------ ---------------
  For One Covered Person......      0.70%
  For Two Covered Persons.....      0.95%

OPTIONAL MARKETLOCK FEE
(calculated as a percentage of the MAV Benefit Base)(9)


                                                    ANNUALIZED FEE
                                                   ---------------
  All years in which the feature is in effect.....      0.65%

OPTIONAL MARKETLOCK FOR TWO FEE
(calculated as a percentage of the MAV Benefit Base)(9)


ALL YEARS IN WHICH THE FEATURE IS IN EFFECT     ANNUALIZED FEE
---------------------------------------------- ---------------
  Prior to Any Withdrawal.....................      0.40%
  After the First Withdrawal..................      0.80%

OPTIONAL POLARIS INCOME REWARDS FEE
(calculated as a percentage of the Withdrawal Benefit Base)(10)


CONTRACT YEAR     ANNUALIZED FEE
---------------- ---------------
  0-7...........      0.65%
  8-10..........      0.45%
  11+...........      none

OPTIONAL CAPITAL PROTECTOR FEE
(calculated as a percentage of contract value minus Purchase Payments received after the 90th day since the contract issue date)(11)


CONTRACT YEAR     ANNUALIZED FEE
---------------- ---------------
  0-7...........      0.50%
  8-10..........      0.25%
  11+...........      none




OPTIONAL INCOME PROTECTOR FEE
(calculated as a percentage of your Income    0.10%
Benefit Base)(12)............................


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
(AS OF JANUARY 31, 2015)


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES (INCLUDING MASTER FUND EXPENSES, IF APPLICABLE) CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.



TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES     MINIMUM(13)   MAXIMUM(13)
-------------------------------------------- ------------- ------------
(expenses that are deducted from
Underlying Fund assets, including
management fees, other expenses and
12b-1 fees, if applicable)..................    0.72%         1.48%



                                       6



FOOTNOTES TO THE FEE TABLE:


 1 Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 7 or 9 years depending on whether you elected Polaris Rewards, as follows:


YEARS SINCE RECEIPT:..........   1    2    3    4    5    6    7    8    9   10+
  Without Polaris Rewards..... 7%   6%   5%   4%   3%   2%   1%   0%   0%    0%
  With Polaris Rewards........ 9%   9%   8%   7%   6%   5%   4%   3%   2%    0%

     Your contract provides for a free withdrawal amount each year. PLEASE SEE FREE WITHDRAWAL AMOUNT BELOW.


 2 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.


 3 The contract maintenance fee is assessed annually and may be waived if contract value is $50,000 or more.

 4 If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.15% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS BELOW.

 5 EstatePlus is an optional earnings enhancement death benefit. If you do not elect the EstatePlus feature, your total separate account annual expenses would be 1.52%. This feature is not available on contracts issued in Washington.

 6 The Maximum Separate Account Annual Expenses reflect election of the
   Combination HV & Roll-Up death benefit which has the highest fee of the optional death benefits. This feature is not available on contracts issued in Washington. You cannot elect the Combination HV & Roll-Up death benefit if you elect a living benefit or the EstatePlus feature.

 7 MarketLock Income Plus and MarketLock For Life Plus are optional guaranteed minimum withdrawal benefits. The annual fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below. For contracts issued between May 1, 2008 and April 30, 2009, the fee for MarketLock Income Plus is as follows: 0.95% for one covered person and 1.20% for two covered persons. For contracts issued prior to May 1, 2009, the fee for MarketLock For Life Plus +6% Option is as follows: 0.65% for one covered person and 0.90% for two covered persons and the fee for MarketLock For Life Plus +7% Option is as follows: 0.75% for one covered person and 1.00% for two covered persons.

 8 MarketLock For Life is an optional guaranteed minimum withdrawal benefit.
   The annual fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below.

 9 MarketLock and MarketLock for Two are optional guaranteed minimum withdrawal benefits. The annual fee is calculated as a percentage of the MAV Benefit Base which determines the basis of the guaranteed benefit. The applicable annualized fee is deducted from your contract value at the end of the first quarter following the election and quarterly thereafter. For a complete description of how the MAV Benefit Base is calculated, please see OPTIONAL LIVING BENEFITS below.


 10 Polaris Income Rewards is an optional guaranteed minimum withdrawal benefit. The annual fee is assessed against the Withdrawal Benefit Base which determines the basis for the guaranteed benefit. The fee is deducted from your contract at the end of the first quarter following election and quarterly thereafter. For a complete description of how the fee is calculated, please see OPTIONAL LIVING BENEFITS below.



 11 Capital Protector is an optional guaranteed minimum accumulation benefit.
   The annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For contracts issued between February 10, 2003 and April 30, 2004, the fee is as follows:
   0.45% for Years 0-7, 0.15% for Years 8-10, no fee for Years 11+. For contracts between September 30, 2002 and February 7, 2003, the fee is as follows: 0.35% for Years 0-7, 0.10% for Years 8-10, no fee for Years 11+. For a complete description of how the fee is calculated, please see OPTIONAL LIVING BENEFITS below.


 12 Income Protector is an optional guaranteed minimum income benefit. The fee is deducted annually from your contract value. For a complete description of how the fee is calculated, please see OPTIONAL LIVING BENEFITS below.

 13 The maximum expense is for an Underlying Fund of SunAmerica Series Trust, as of its fiscal year ended January 31, 2015. The minimum expense is for an Underlying Fund of Franklin Templeton Variable Insurance Products Trust as of its fiscal year ended December 31, 2014.


                                       7

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:




MAXIMUM EXPENSE EXAMPLES

(assuming separate account annual expenses of 1.77%, election of Polaris Rewards, the optional EstatePlus feature, the optional MarketLock Income Plus feature (1.35%) and investment in an Underlying Fund with total expenses of 1.48%)


(1)   If you surrender your contract at the end of the applicable time period:



   1 YEAR      3 YEARS     5 YEARS     10 YEARS
-----------   ---------   ---------   ---------
  $1,366      $2,202      $2,945      $4,732



(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:




 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $466     $1,402      $2,345      $4,732



MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual charges of 1.52%, no election of optional features and investment in an Underlying Fund with total expenses of 0.72%)



(1)   If you surrender your contract at the end of the applicable time period:


 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $932     $1,215      $1,525      $2,626


(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:



 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $232     $715        $1,225      $2,626


EXPLANATION OF EXPENSE EXAMPLES




1. The Maximum Expense Examples reflect the highest possible combination of charges. The purpose of the Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values of $50,000 or more. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.


2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

3. Maximum Expense Examples reflect the Polaris Rewards withdrawal charge schedule, but do not reflect any upfront Payment Enhancements.

4. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base, which is used to calculate the MarketLock Income Plus fee, equals contract value and that no withdrawals are taken after the stated period.

5. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

6. The Maximum Expense Examples do not reflect election of the Combination HV & Roll-Up Death Benefit which would result in 2.02% maximum separate account expenses because this death benefit cannot be elected with any optional living benefit.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.


                                       8

 ------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             THE POLARIS PLATINUMII

                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract. The contract provides several main benefits:

     o Optional Living Benefit: If you elect an optional living benefit, the Company guarantees to provide a guaranteed income stream, with additional benefits under the feature you elect, in the event your contract value declines due to unfavorable investment performance and withdrawals within the feature's parameters.

     o Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     o Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     o Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other insurance features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you plan for your retirement. In the Accumulation Phase, it can help you build assets on a tax-deferred basis. In the Income Phase, it can provide you with guaranteed income through annuity income payments. Alternatively, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to an available Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.

As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE SEE TAXES BELOW. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, PLEASE SEE FEE TABLE ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                        PURCHASING A POLARIS PLATINUMII

                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES BELOW.


                                                               MINIMUM
                                                 MINIMUM      AUTOMATIC
                           MINIMUM INITIAL     SUBSEQUENT     SUBSEQUENT
                               PURCHASE         PURCHASE       PURCHASE
                               PAYMENT           PAYMENT       PAYMENT
        Qualified         $2,000              $250           $100
      Non-Qualified       $5,000              $500           $100

Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100. We will not accept subsequent Purchase Payments from contract owners age 86 or older.


We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,500,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept any Purchase Payment. Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company or its affiliate, The -United States Life Insurance Company in the City of New York, to the same Owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. The terms creating any limit on the maximum death or living benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.



NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.


                                       9



Various considerations may apply with respect to non-natural ownership of this contract including but not limited to estate planning, tax consequences and the propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.


MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date. We will not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES BELOW. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.


TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.


JOINT OWNERSHIP

We allow this contract to be jointly owned by spouses (as determined for federal tax law purposes). The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. There are also states that require us to issue the contract to non-spousal joint Owners. However, non-spousal joint Owners (which can include Domestic Partners) who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as, under current tax law, they are not eligible for spousal continuation of the contract. Therefore, the ability of such non-spousal joint Owners to fully benefit from certain benefits and features of the contract, such as optional living benefit(s), if applicable, that guarantee withdrawals over two lifetimes may be limited.


ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP

You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We will not be bound by any assignment until written notice is processed by us at our Annuity Service Center and you have received confirmation. We are not responsible for the validity, tax or other legal consequences of any assignment. An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment if it changes the risk profile of the owner of the contract, as determined in our sole discretion, if no Insurable Interest exists or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.


ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us. You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that is not deemed our agent, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.

An initial Purchase Payment will be priced within two business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within five NYSE business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase


                                       10



Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.

Purchase Payments submitted by check can only be accepted by the Company at the Payment Center at the following address:

American General Life Insurance Company
Annuity Service Center
P.O. Box 100330
Pasadena, CA 91189-0330

Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

American General Life Insurance Company
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.


POLARIS REWARDS PROGRAM

If you were age 80 or younger at the time your contract was issued you may have elected to participate in this program at contract issue. We contribute an upfront Payment Enhancement and, if available, a deferred Payment Enhancement to your contract in conjunction with each Purchase Payment you invest during the life of your contract. If you elected to participate in this program, all Purchase Payments are subject to a nine year withdrawal charge schedule. PLEASE SEE EXPENSES BELOW. These withdrawal charges may offset the value of any Payment Enhancement, if you make an early withdrawal. Amounts we contribute to your contract under this program are considered earnings and are allocated to your contract as described below. There may be scenarios in which due to negative market conditions and your inability to remain invested over the long-term, a contract with the Polaris Rewards program may not perform as well as the contract without the program.

Purchase Payments may not be invested in dollar cost averaging Fixed Accounts if you participate in the Polaris Rewards program. However, you may use other Fixed Account options, if available, for dollar cost averaging. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW.

POLARIS REWARDS ENHANCEMENT LEVELS

Each enhancement level is a range of dollar amounts, which may correspond to different enhancement rates and dates. The enhancement level applicable to your initial Purchase Payment is determined by the amount of that initial Purchase Payment. With respect to any subsequent Purchase Payments we determine your enhancement level by adding your contract value on the date we receive each subsequent Purchase Payment to the amount of the subsequent Purchase Payment. Enhancement levels may change from time to time, at our sole discretion.


UPFRONT PAYMENT ENHANCEMENT

An upfront Payment Enhancement is an amount we add to your contract on the day we receive a Purchase Payment. We calculate an upfront Payment Enhancement amount as a percentage of each Purchase Payment. We refer to this percentage amount as the upfront Payment Enhancement Rate. We periodically review and establish the upfront Payment Enhancement Rate, which may increase or decrease at any time, but will never be less than 2%. The applicable upfront Payment Enhancement Rate is the rate in effect for the applicable enhancement level at the time we receive each Purchase Payment under your contract. The upfront Payment Enhancement amounts are allocated among Variable Portfolios and available Fixed Accounts according to the current allocation instructions on file when we receive each Purchase Payment.


DEFERRED PAYMENT ENHANCEMENT

A deferred Payment Enhancement is an amount we may add to your contract on a stated future date (the "deferred Payment Enhancement date"). We calculate a deferred Payment Enhancement amount, if applicable, as a percentage of each Purchase Payments received at the time we receive the Purchase Payment. We refer to this percentage amount as the deferred Payment Enhancement Rate. We periodically review and establish the deferred Payment Enhancement Rates and deferred Payment Enhancement dates. The deferred Payment Enhancement Rate being offered may increase, decrease or be eliminated by us at any time. The deferred Payment Enhancement date, if applicable, may change at any time. The applicable deferred Payment Enhancement date and deferred Payment Enhancement Rate are those which may be in effect for the applicable enhancement level at the time when we receive each Purchase Payment. Any applicable deferred Payment Enhancement, when credited, is allocated to the Cash Management Variable Portfolio.

If you withdraw any portion of a Purchase Payment, to which a deferred Payment Enhancement applies, prior to the deferred Payment Enhancement date, we reduce the amount of the corresponding deferred Payment Enhancement in the same proportion that your withdrawal (and any fees and charges associated with such withdrawals) reduces that Purchase Payment. For purposes of determining the deferred


                                       11



Payment Enhancement, withdrawals are assumed to be taken from earnings first, then from Purchase Payments, on a first-in-first-out basis.

We will not allocate any applicable deferred Payment Enhancement, if any, to your contract if the following circumstances occur prior to the deferred Payment Enhancement date:

     o     You surrender your contract;

     o     A death benefit is paid on your contract;

     o     You switch to the Income Phase of your contract; or

     o     You fully withdraw the corresponding Purchase Payment.


90 DAY WINDOW

As of the 90th day after your contract was issued, we will total your Purchase Payments made over those 90 days, without considering any investment gain or loss in contract value on those Purchase Payments. If your total Purchase Payments bring you to an enhancement level which, as of the date we issued your contract, would have provided for a higher upfront and/or deferred Payment Enhancement rate on each Purchase Payment, you will get the benefit of the enhancement rate(s) that were applicable to that higher enhancement level at the time your contract was issued ("Look Back Adjustment"). We will add any applicable upfront Look Back Adjustment to your contract on the 90th day following the date of contract issue. We will send you a confirmation indicating any applicable upfront and/or deferred Look Back Adjustment, on or about the 90th day following the date of contract issuance. We will allocate any applicable upfront Look Back Adjustment according to your then current allocation instructions on file for subsequent Purchase Payments at the time we make the contribution and if applicable, to the Cash Management Variable Portfolio, for a deferred Look Back Adjustment.


CURRENT ENHANCEMENT LEVELS

The Enhancement Levels, Upfront Payment Enhancement Rate, Deferred Payment Enhancement Rate and Deferred Payment Enhancement date applicable to all Purchase Payments as of the date of this prospectus are:


                            UPFRONT         DEFERRED
                            PAYMENT         PAYMENT
                          ENHANCEMENT     ENHANCEMENT       DEFERRED PAYMENT
ENHANCEMENT LEVEL             RATE            RATE          ENHANCEMENT DATE
 Under $40,000                2%              0%         N/A
 $40,000 - $99,999            4%              0%         N/A
 $100,000 - $499,999          4%              1%         Nine years from the
                                                         date we receive each
                                                         Purchase Payment.
 $500,000 - more              5%              1%         Nine years from the
                                                         date we receive each
                                                         Purchase Payment.

We reserve the right to modify, suspend or terminate the Polaris Rewards program at any time for existing contracts and for subsequent Purchase Payments.

The Polaris Rewards program may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative regarding the availability of this program.


ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we process your Purchase Payment, as described under ALLOCATION OF PURCHASE PAYMENTS above, if before that day's Market Close, or on the next business day's unit value if we process your Purchase Payment after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We determine the value of each Accumulation Unit at the close of the NYSE every business day, by multiplying the Accumulation Unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

     1. dividing the net asset value per share of the Underlying Fund at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous business day; and

     2.   multiplying it by one minus all applicable daily asset based charges.

We determine the number of Accumulation Units credited to your contract by adding the Purchase Payment and Payment Enhancement, if applicable, and dividing that amount, by the Accumulation Unit value for the specific Variable Portfolio.


     EXAMPLE (CONTRACTS WITHOUT POLARIS REWARDS):

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

We determine the number of Accumulation Units credited to your contract by adding the Purchase Payment and Payment Enhancement, if applicable, and dividing that amount, by the Accumulation Unit value for the specific Variable Portfolio.


     EXAMPLE (CONTRACTS WITH POLARIS REWARDS):

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. If the Payment Enhancement is 2% of your


                                       12



     Purchase Payment, we would add a Payment Enhancement of $500 to your contract. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,500 by $11.10 and credit your contract on Wednesday with 2,297.2973 Accumulation Units for Variable Portfolio A.


Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.



FREE LOOK

You may cancel your contract within ten days after receiving it. Your state may require a longer free look period. We call this a "free look." Please check your contract or with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center minus the Free Look Payment Enhancement Deduction, if applicable. If you elect the Polaris Rewards feature, the Free Look Payment Enhancement Deduction is equal to the lesser of (1) the value of any Payment Enhancement(s) on the day we receive your free look request; or (2) the Payment Enhancement amount(s), if any, which we allocated to your contract. Thus, you receive any gain and we bear any loss on any Payment Enhancement(s) if you decide to cancel your contract during the free look period. Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look.

If your contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. With respect to these contracts, we reserve the right to put your money and the Payment Enhancement, if you elected the Polaris Rewards feature, in the Cash Management Variable Portfolio during the free look period and will allocate your money and the Payment Enhancement according to your instructions at the end of the applicable free look period. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR INFORMATION ABOUT THE FREE LOOK PERIOD IN YOUR STATE.

EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

VARIABLE PORTFOLIOS



The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts we offer.


The Underlying Funds offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, the alignment of the investment objectives of an Underlying Fund with our hedging strategy, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


                                       13



We review the Underlying Funds periodically and may make changes if we determine that an Underlying Fund no longer satisfies one or more of the selection criteria and/or if the Underlying Fund has not attracted significant allocations from contract owners.

Certain Underlying Funds offered under this Contract have similar investment objectives to other Underlying Funds managed by the same adviser or sub-adviser. The investment results of the Underlying Funds, however, may be higher or lower than such other Underlying Funds. We do not guarantee or make any representation that the investment results of any of the Underlying Funds will be comparable to the investment results of any other Underlying Fund managed by the same investment adviser or sub-adviser.

Certain Underlying Funds invest substantially all their assets in other Underlying Funds. These arrangements are referred to as Fund-of-Funds or master-feeder funds. Fund-of-Funds and master-feeder funds require you to pay fees and expenses at both fund levels. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds held in the Fund-of-Funds structure. As a result, you will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure. This will reduce your investment return.

Certain Underlying Funds advised by our affiliate employ risk management strategies that are intended to control the Underlying Funds' overall volatility and to reduce the downside exposure of the Underlying Funds during significant market downturns. These risk management techniques help us to manage our financial exposure in connection with certain guaranteed benefits and could limit the upside participation of these Underlying Funds in rising equity markets relative to other Underlying Funds.

From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.


You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Underlying Funds you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports. Please consult your independent financial advisor regarding which of these Variable Portfolios are appropriate for your risk structure.


The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.

We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund. The Underlying Funds along with their respective advisers are listed below.


     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment adviser to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").


     COLUMBIA FUNDS VARIABLE INSURANCE TRUST, COLUMBIA FUNDS VARIABLE INSURANCE TRUST I AND COLUMBIA FUNDS VARIABLE SERIES TRUST II - CLASS 1 AND 2 SHARES

     Columbia Management Investment Advisers, LLC is the investment adviser and various managers are the subadvisers to Columbia Funds Variable Insurance Trust ("CFT"), Columbia Funds Variable Insurance Trust I ("CFT I") and Columbia Funds Variable Series Trust II ("CFT II").


     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

     Franklin Advisers, Inc. is the investment adviser to Franklin Templeton Variable Insurance Products Trust ("FTVIPT").

     Franklin Founding Funds Allocation VIP Fund ("VIP Founding Funds") is structured as a Fund-of-Funds. The administrator for the VIP Founding Funds is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the VIP Founding Fund's investment in the Underlying Funds. Each Underlying Fund of the VIP Founding Funds has its own investment adviser.

     Please see the Franklin Templeton Variable Insurance Products prospectus for details.


     LORD ABBETT SERIES FUND, INC. -- CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment adviser to Lord Abbett Series Fund, Inc. ("LASF").


                                       14



     PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. - CLASS 2 SHARES

     Principal Management Corporation is the investment adviser and Edge Asset Management, Inc. is the subadviser to the Principal Variable Contracts Funds, Inc. ("PVCF").

     Balanced, Conservative Balanced, Conservative Growth, Flexible Income and Strategic Growth funds are Strategic Asset Management Portfolios structured as Fund-of-Funds.


     Please see the Principal Variable Contracts Funds, Inc. prospectus for details.



     SAAMCO MANAGED TRUSTS

     We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust (the "SAAMCo Managed Trusts") at least in part because they are managed by SunAmerica Asset Management, LLC ("SAAMCo"), an affiliate of the Company. SAAMCo engages subadvisers to provide investment advice for the Underlying Funds. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.


     ANCHOR SERIES TRUST -- CLASS 3 SHARES


     SAAMCo is the investment adviser and Wellington Management Company LLP is the subadviser to Anchor Series Trust ("AST").



     SEASONS SERIES TRUST -- CLASS 3 SHARES

     The Real Return Portfolio listed below is part of the Seasons Series Trust ("SST").


     SUNAMERICA SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").


            MASTER-FEEDER FUNDS

            SAST also offers Master-Feeder funds. Capital Research and Management Company is the investment adviser of the Master Fund in which the Feeder Funds invest. SAAMCo is the investment adviser to the Feeder Funds.

            Unlike other Underlying Funds, the Feeder Funds do not buy individual securities directly. Rather, each Feeder Fund invests all of its investment assets in a corresponding Master Fund of American Funds Insurance Series ("AFIS"), which invests directly in individual securities.

            Under the Master-Feeder structure, you pay the fees and expenses of both the Feeder Fund and the Master Fund. As a result, you will pay higher fees and expenses under a Master-Feeder structure than if you invested in an Underlying Fund that invests directly in the same individual securities as the Master Fund. We offer other variable annuity contracts which include Variable Portfolios that invest directly in the Master Funds without investing through a Feeder Fund and they currently assess lower fees and expenses than the Master-Feeder Funds.

            Each Feeder Fund may withdraw all its assets from a Master Fund if the Board of Directors ("Board") of the Feeder Fund determines that it is in the best interest of the Feeder Fund and its shareholders to do so. If a Feeder Fund withdraws its assets from a Master Fund and the Board of the Feeder Fund approved SAAMCo as investment adviser to the Feeder Fund, SAAMCo would be fully compensated for its portfolio management services. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION for more discussion of the Master-Feeder structure.


            SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO AND SUNAMERICA DYNAMIC STRATEGY PORTFOLIO

            SAST also offers the SunAmerica Dynamic Allocation Portfolio (the "Dynamic Allocation Portfolio") and the SunAmerica Dynamic Strategy Portfolio ("Dynamic Strategy Portfolio"). SAAMCo is the investment adviser of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. AllianceBernstein L.P. is the subadviser (the "Subadviser") of a component of each of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each invest part of their assets as a Fund-of-Funds that in turn invest in Underlying Funds of the SAAMCo Managed Trusts.

            The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each have a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees under the contract. In addition, the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio may enable the Company to more efficiently manage its financial risks associated with guarantees like the living and death benefits, due in part to a formula developed by the Company and provided by SAAMCo to the Subadviser. The formula used by the Subadviser may change over time based on proposals by the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the


                                       15



            investment adviser and the Portfolio's Board of Trustees, including a majority of the Independent Trustees. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS.


            CASH MANAGEMENT

            SAST also offers the Cash Management Variable Portfolio. During periods of low short-term interest rates, and in part due to contract fees and expenses, the investment return of the Cash Management Variable Portfolio may become extremely low and possibly negative. In the case of negative returns, your investment in the Cash Management Variable Portfolio will lose value.

     If you purchased your contract prior to May 1, 2007, please see below for information regarding the American Funds Insurance Series.


           (PLEASE SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

                                       16

ALL OF THE UNDERLYING FUNDS LISTED BELOW MAY NOT BE AVAILABLE TO YOU FOR INVESTMENT.



UNDERLYING FUNDS                                 MANAGED BY:                                        TRUST    ASSET CLASS
----------------------------------------------   ----------------------------------------------   --------   -----------------
Aggressive Growth                                Wells Capital Management Incorporated            SAST       STOCK
American Funds Asset Allocation SAST             Capital Research and Management Company          SAST       ASSET ALLOCATION
American Funds Global Growth SAST                Capital Research and Management Company          SAST       STOCK
American Funds Growth SAST                       Capital Research and Management Company          SAST       STOCK
American Funds Growth-Income SAST                Capital Research and Management Company          SAST       STOCK
Balanced                                         Edge Asset Management, Inc.                      PVCF       ASSET ALLOCATION
Balanced                                         J.P. Morgan Investment Management Inc.           SAST       ASSET ALLOCATION
Blue Chip Growth                                 Massachusetts Financial Services Company         SAST       STOCK
Cash Management                                  BofA Advisors, LLC                               SAST       CASH
Capital Appreciation                             Wellington Management Company LLP                AST        STOCK
Capital Growth                                   The Boston Company Asset Management, LLC         SAST       STOCK
Conservative Growth                              Edge Asset Management, Inc.                      PVCF       ASSET ALLOCATION
Corporate Bond                                   Federated Investment Management Company          SAST       BOND
Davis Venture Value                              Davis Selected Advisers, L.P.                    SAST       STOCK
"Dogs" of Wall Street                            SunAmerica Asset Management, LLC                 SAST       STOCK
Emerging Markets                                 J.P. Morgan Investment Management Inc.           SAST       STOCK
Equity Opportunities                             OppenheimerFunds, Inc.                           SAST       STOCK
Foreign Value                                    Templeton Investment Counsel, LLC                SAST       STOCK
Franklin Founding Funds Allocation VIP Fund      Franklin Templeton Services, LLC                 FTVIPT     ASSET ALLOCATION
Franklin Income VIP Fund                         Franklin Advisers, Inc.                          FTVIPT     ASSET ALLOCATION
Fundamental Growth                               Wells Capital Management Incorporated            SAST       STOCK
Global Bond                                      Goldman Sachs Asset Management International     SAST       BOND
Global Equities                                  J.P. Morgan Investment Management Inc.           SAST       STOCK
Government and Quality Bond                      Wellington Management Company LLP                AST        BOND
Growth                                           Wellington Management Company LLP                AST        STOCK
Growth-Income                                    J.P. Morgan Investment Management Inc.           SAST       STOCK
Growth Opportunities                             Invesco Advisers, Inc.                           SAST       STOCK
High-Yield Bond                                  PineBridge Investments LLC                       SAST       BOND
International Diversified Equities               Morgan Stanley Investment Management Inc.        SAST       STOCK
International Growth and Income                  Putnam Investment Management, LLC                SAST       STOCK
Invesco V.I. American Franchise Fund,            Invesco Advisers, Inc.                           AVIF       STOCK
 Series II Shares
Invesco V.I. Comstock Fund, Series II Shares     Invesco Advisers, Inc.                           AVIF       STOCK
Invesco V.I. Growth and Income Fund,             Invesco Advisers, Inc.                           AVIF       STOCK
 Series II Shares
Lord Abbett Growth and Income                    Lord, Abbett & Co. LLC                           LASF       STOCK
Mid-Cap Growth                                   J.P. Morgan Investment Management Inc.           SAST       STOCK
Natural Resources                                Wellington Management Company LLP                AST        STOCK
Real Estate                                      Pyramis Global Advisors, LLC                     SAST       STOCK
Real Return                                      Wellington Management Company LLP                SST        BOND
SA AB Growth                                     AllianceBernstein L.P.                           SAST       STOCK
SA JPMorgan MFS Core Bond                        J.P. Morgan Investment Management Inc. and       SAST       BOND
                                                 Massachusetts Financial Services Company
SA Marsico Focused Growth                        Marsico Capital Management, LLC                  SAST       STOCK
SA MFS Massachusetts Investors Trust             Massachusetts Financial Services Company         SAST       STOCK
SA MFS Total Return                              Massachusetts Financial Services Company         SAST       ASSET ALLOCATION
Small Company Value                              Franklin Advisory Services, LLC                  SAST       STOCK
Small & Mid Cap Value                            AllianceBernstein L.P.                           SAST       STOCK
Strategic Growth                                 Edge Asset Management, Inc.                      PVCF       STOCK
SunAmerica Dynamic Allocation Portfolio          SunAmerica Asset Management, LLC and             SAST       ASSET ALLOCATION
                                                 AllianceBernstein L.P.
SunAmerica Dynamic Strategy Portfolio            SunAmerica Asset Management, LLC and             SAST       ASSET ALLOCATION
                                                 AllianceBernstein L.P.
Technology                                       Columbia Management Investment Advisers, LLC     SAST       STOCK
Telecom Utility                                  Massachusetts Financial Services Company         SAST       STOCK



YOU MAY ALSO INVEST IN THESE UNDERLYING FUNDS IF YOU PURCHASED YOUR CONTRACT THROUGH BANC OF AMERICA INVESTMENT SERVICES, INC.:




UNDERLYING FUNDS                          MANAGED BY:                                        TRUST    ASSET CLASS
---------------------------------------   ----------------------------------------------   --------   -----------------
Columbia VP-Asset Allocation Fund         Columbia Management Investment Advisers, LLC     CFT        ASSET ALLOCATION
Columbia VP-Dividend Opportunity Fund     Columbia Management Investment Advisers, LLC     CFT II     BOND



                                       17



UNDERLYING FUNDS                                MANAGED BY:                                        TRUST    ASSET CLASS
---------------------------------------------   ----------------------------------------------   --------   ------------
Columbia VP-Income Opportunities Fund           Columbia Management Investment Advisers, LLC     CFT II     STOCK
Columbia VP-Marsico 21st Century Fund           Marsico Capital Management, LLC                  CFT I      STOCK
Columbia VP-Marsico Focused Equities Fund       Marsico Capital Management, LLC                  CFT I      STOCK
Columbia VP-Marsico Growth Fund                 Marsico Capital Management, LLC                  CFT I      STOCK
Columbia VP-International Opportunities Fund    Columbia Management Investment Advisers, LLC     CFT I      STOCK
Columbia VP-Mid Cap Growth Fund                 Columbia Management Investment Advisers, LLC     CFT I      STOCK
Columbia VP-Small Company Growth Fund           Columbia Management Investment Advisers, LLC     CFT        STOCK


YOU MAY ALSO INVEST IN THESE UNDERLYING FUNDS IF YOU PURCHASED YOUR CONTRACT THROUGH M&T SECURITIES, INC.:



UNDERLYING FUNDS    MANAGED BY:                      TRUST    ASSET CLASS
-----------------   -----------------------------   -------   -----------------
Asset Allocation    Edge Asset Management, Inc.     AST       ASSET ALLOCATION


YOU MAY ALSO INVEST IN THESE UNDERLYING FUNDS IF YOU PURCHASED YOUR CONTRACT THROUGH CHASE INVESTMENT SERVICES CORPORATION (FORMERLY WAMU INVESTMENTS, INC.):



UNDERLYING FUNDS         MANAGED BY:                      TRUST    ASSET CLASS
----------------------   -----------------------------   -------   -----------------
Conservative Balanced    Edge Asset Management, Inc.     PVCF      ASSET ALLOCATION
Equity Income Account    Edge Asset Management, Inc.     PVCF      STOCK
Flexible Income          Edge Asset Management, Inc.     PVCF      ASSET ALLOCATION


IF YOU PURCHASED YOUR CONTRACT PRIOR TO MAY 1, 2007, YOU MAY INVEST IN THE AMERICAN FUNDS INSURANCE SERIES ("AFIS") DIRECTLY. The discussion in the prospectus pertaining to the American Funds SAST Portfolios and the Master-Feeder arrangement does not apply to your contract. The following information applies to your contract:


AMERICAN FUNDS INSURANCE SERIES -- CLASS 2 SHARES

Capital Research and Management Company is the investment adviser to the American Funds Insurance Series ("AFIS"). There is an annualized 0.25% fee applicable to Class 2 shares of AFIS.


UNDERLYING FUNDS                MANAGED BY:                                  TRUST    ASSET CLASS
-----------------------------   -----------------------------------------   -------   ------------
American Funds Global Growth    Capital Research and Management Company     AFIS      STOCK
American Funds Growth-Income    Capital Research and Management Company     AFIS      STOCK
American Funds Growth           Capital Research and Management Company     AFIS      STOCK

You should read the accompanying trust prospectus for the American Funds Insurance Series carefully. That prospectus contains detailed information about the Underlying Funds listed above, including each of Underlying Fund's fees, investment objective and risk factors.

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN AN ADDITIONAL COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT (800) 445-7862 OR BY VISITING OUR WEBSITE AT WWW.AIG.COM/ANNUITIES. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.


                                       18



SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.


FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     o Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     o Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     o Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.


DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600, for the 12-month DCA Fixed Account ("1-Year DCA Fixed Account") is $1,200 and the 24-month DCA Fixed Account ("2-Year DCA Fixed Account") is $2,400. Purchase Payments less than these minimum amounts will automatically be allocated to available investment options according to your instructions or your current allocation instructions on file. The 6-month, 1-Year and 2-Year DCA Fixed Accounts may not be available in your state. Please check with your financial representative for availability.

Purchase Payments may not be invested in DCA Fixed Accounts if you elect the Polaris Rewards program.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account,


                                       19



the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.


DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in available investment options at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account"). Fixed Accounts are not available as target accounts for the DCA program. Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

The DCA Fixed Accounts only accept initial and subsequent Purchase Payments because they are offered as source accounts exclusively to facilitate the DCA program for a specified time period. You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account.

If you choose to allocate subsequent Purchase Payments to an active DCA program with an available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target account allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).


You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file. Upon notification of your death, we will terminate the DCA program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.


The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:


 MONTH     ACCUMULATION UNIT VALUE     UNITS PURCHASED
   1                $ 7.50                   100
   2                $ 5.00                   150
   3                $10.00                    75
   4                $ 7.50                   100
   5                $ 5.00                   150
   6                $ 7.50                   100

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY TIME AND WE WILL PROVIDE YOU NOTICE AT LEAST 30 DAYS PRIOR TO MODIFICATION, SUSPENSION OR TERMINATION OF THE DCA PROGRAM. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE DCA PROGRAM, WE WILL TRANSFER THE REMAINING MONEY ACCORDING TO YOUR CURRENT DCA TARGET ALLOCATIONS ON FILE.



POLARIS PORTFOLIO ALLOCATOR PROGRAM


PROGRAM DESCRIPTION

The Polaris Portfolio Allocator program is offered to you at no additional cost to assist in diversifying your investment across various asset classes. The Polaris Portfolio Allocator program allows you to choose from one of the four Portfolio Allocator models designed to assist in meeting your stated investment goals. Each Portfolio Allocator model is comprised of a carefully selected combination of Variable Portfolios representing various asset classes. The models allocate among the various asset classes to attempt to match certain combinations of investors' investment time horizon and risk tolerance. Please consult your financial representative about investment in the Polaris Portfolio Allocator program.

If you purchased your contract through certain broker-dealers, you may have invested in a model as part of a different asset allocation program apart from the Polaris Allocator program. If you invested in an asset allocation program apart from the Polaris Portfolio Allocator program, such models were designed by an investment adviser who may be affiliated with your broker dealer and who may manage some of the Underlying Funds in which the models invest. There may be revenue sharing arrangements between your broker-dealer and this investment adviser. Those arrangements are not related to the availability of the same


                                       20



Underlying Funds in this variable annuity. Among other things, the models may result in an increase in assets allocated to the Underlying Funds managed by the investment adviser, and therefore a corresponding increase in portfolio management fees collected by the investment adviser. Furthermore, the models in your broker-dealer's asset allocation program may not be current or updated annually. Please contact your financial representative for information about their asset allocation program and the relationship amongst the entities offering the models.


ENROLLING IN THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

You may enroll in the Polaris Portfolio Allocator program by electing a Portfolio Allocator model when you purchase your variable annuity or if after contract issue, by contacting our Annuity Service Center. You and your financial representative should determine the model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a model by providing a written reallocation request, calling our Annuity Service Center or logging onto our website.

You may also choose to invest gradually into a Portfolio Allocator model through the DCA program. PLEASE SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.

You may only invest in one Portfolio Allocator model at a time. Participation in this program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in the same Portfolio Allocator Model. If you: 1) attempt to allocate a portion of your Purchase Payment outside of your elected Portfolio Allocator model, or 2) if you invest in any Variable Portfolios in addition to investment in a Portfolio Allocator model under this program, such an investment may no longer be consistent with the Portfolio Allocator model's intended objectives and therefore, will effectively terminate your election of the Polaris Portfolio Allocator Model. If your election of the Polaris Portfolio Allocator Model is terminated, your investment will remain allocated to the same Variable Portfolios and in the same amounts as before the program was terminated; however, your investment will no longer be deemed to be in a Polaris Portfolio Allocator Model.

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Portfolio Allocator model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Portfolio Allocator model, your investment may no longer be consistent with the Portfolio Allocator model's intended objectives and therefore, will effectively terminate your participation in the program. Withdrawals may be subject to a withdrawal charge. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

You can transfer 100% of your investment from one Portfolio Allocator model to another Portfolio Allocator model at any time; you will be transferred into the most current model available in your contract. As a result of a transfer, we will automatically update your allocation instructions on file with respect to subsequent Purchase Payments and DCA target allocation instructions, if applicable, and we will automatically update your Automatic Asset Rebalancing Program instructions to reflect your new investment. PLEASE SEE DOLLAR COST AVERAGING PROGRAM ABOVE AND AUTOMATIC ASSET REBALANCING PROGRAM BELOW.

A subsequent Purchase Payment will be invested in the same Portfolio Allocator model as your current investment unless we receive different instructions from you. You should consult with your financial representative to determine if you should update your allocation instructions, DCA target allocation instructions and/or Automatic Asset Rebalancing Program instructions on file when you make a subsequent Purchase Payment.


REBALANCING THE MODELS

You can elect to have your investment in the Portfolio Allocator models rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the model you selected. If you choose to make investments outside of a Portfolio Allocator model, only those Variable Portfolios within the Portfolio Allocator model you selected will be rebalanced. Investments in other Variable Portfolios not included in the Portfolio Allocator model cannot be rebalanced if you wish to maintain your current Portfolio Allocator model allocations.

Over time, the Portfolio Allocator model you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance and changes in the Variable Portfolio's investment objectives. Therefore, if you do not elect to have your investment in the Portfolio Allocator model rebalanced at least annually, then your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. In addition, your investment goals, financial situation and risk tolerance may change over time. You should consult with your financial representative about how to keep your Portfolio Allocator model's allocations in line with your investment goals. Finally, changes in investment objectives or management of the Underlying Funds in the models may mean that, over time, the models no longer are consistent with their original investment goals.

If you elect an optional Living Benefit, you may elect a model that complies with the investment requirements of the optional Living Benefit and your model will be rebalanced quarterly. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.


                                       21



IMPORTANT INFORMATION ABOUT THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

The Portfolio Allocator models are not intended as investment advice about investing in the Variable Portfolios, and we do not provide investment advice regarding whether a Portfolio Allocator model should be revised or whether it remains appropriate to invest in accordance with any particular Portfolio Allocator model.

The Polaris Portfolio Allocator program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Portfolio Allocator models may have been built. Also, allocation to a single asset class may outperform a model, so that you could have better investment returns investing in a single asset class than in a Portfolio Allocator model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular Portfolio Allocator model will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Portfolio Allocator models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Portfolio Allocator models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Portfolio Allocator models can be obtained from your financial representative.

POLARIS PORTFOLIO ALLOCATOR MODELS

(EFFECTIVE MAY 1, 2015)




          VARIABLE PORTFOLIOS              MODEL 1     MODEL 2     MODEL 3     MODEL 4
 American Funds Global Growth SAST            2.0%        2.0%        3.0%       6.0%
 American Funds Growth SAST                   2.0%        2.0%        2.0%       2.0%
 American Funds Growth-Income SAST            0.0%        0.0%        1.0%       5.0%
 Blue Chip Growth                             2.0%        2.0%        2.0%       4.0%
 Capital Appreciation                         2.0%        3.0%        4.0%       5.0%
 Capital Growth                               2.0%        3.0%        3.0%       4.0%
 Corporate Bond                              10.0%        8.0%        7.0%       1.0%
 Davis Venture Value                          4.0%        4.0%        4.0%       5.0%
 "Dogs" of Wall Street                        3.0%        3.0%        3.0%       5.0%
 Emerging Markets                             0.0%        1.0%        2.0%       2.0%
 Equity Opportunities                         2.0%        3.0%        4.0%       6.0%
 Foreign Value                                2.0%        3.0%        3.0%       3.0%
 Global Bond                                  4.0%        4.0%        2.0%       2.0%
 Government and Quality Bond                 10.0%        9.0%        7.0%       2.0%
 Growth-Income                                5.0%        6.0%        7.0%       8.0%
 High-Yield Bond                              4.0%        3.0%        2.0%       0.0%
 International Diversified Equities           2.0%        2.0%        3.0%       3.0%
 Invesco V.I. Comstock Fund, Series II
   Shares                                     6.0%        6.0%        7.0%       8.0%
 Invesco V.I. Growth and Income Fund,
   Series II Shares                           6.0%        7.0%        8.0%       8.0%
 Real Estate                                  0.0%        0.0%        0.0%       1.0%
 Real Return                                  7.0%        4.0%        2.0%       0.0%
 SA JPMorgan MFS Core Bond                   15.0%       12.0%       10.0%       5.0%
 SA Marsico Focused Growth*                   1.0%        2.0%        3.0%       4.0%
 SA MFS Massachusetts Investors
   Trust                                      7.0%        7.0%        7.0%       8.0%
 Small & Mid Cap Value                        2.0%        2.0%        2.0%       2.0%
 Small Company Value                          0.0%        2.0%        2.0%       1.0%
                                 TOTAL        100%        100%        100%       100%



* If you purchased your contract through Banc of America Investment Services, Inc., the Columbia Marsico Focused Equities Variable Portfolio is used instead of the SA Marsico Focused Growth Variable Portfolio.

The Polaris Portfolio Allocator Models listed above show the most current allocations available for this product. The Portfolio Allocator models are configured from time to time. Once you invest in a Portfolio Allocator model, the percentages of your contract value allocated to each Variable Portfolio within a Portfolio Allocator model will not be changed by us. If you invested in models in previous years, your investments, and any subsequent Purchase Payments, will be invested in the same Portfolio Allocator model as your current investment and will not be invested in the Portfolio Allocator models with the most current allocations specified above unless you provide us with specific instructions to do so. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Portfolio Allocator model in line with your investment goals over time.



                                       22



We reserve the right to change the Variable Portfolios and/or allocations to certain Variable Portfolios in each model to the extent that Variable Portfolios are liquidated, substituted, merged or otherwise reorganized.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU IF WE EXERCISE THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, YOUR INVESTMENT WILL REMAIN IN THE SAME VARIABLE PORTFOLIOS AND IN THE SAME AMOUNTS AS BEFORE THE PROGRAM WAS SUSPENDED OR TERMINATED; HOWEVER, YOUR INVESTMENT WILL NO LONGER BE DEEMED TO BE IN A PORTFOLIO ALLOCATOR MODEL.



TRANSFERS DURING THE ACCUMULATION PHASE


Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts, subject to the Company's and the Underlying Funds' short term trading policies, by telephone (800) 445-7862, through the Company's website (www.aig.com/annuities), by U.S. Mail addressed to our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570 or by facsimile. All transfer instructions submitted via facsimile must be sent to
(818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.


We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. We reserve the right to modify, suspend or terminate telephone, fax and/or internet transfer privileges at any time. If telephone, fax and/or internet access is unavailable, you must make your transfer request in writing by U.S. Mail to our Annuity Service Center.

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.

There is no charge for your first 15 transfers. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not counted towards the number of free transfers per contract year.


SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in frequent trading or trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or
(3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

The first 15 transfers in a rolling 12-month look-back period ("12-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 15th transfer in a 12-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 15th transfer in a 12-Month Rolling Period, all transfers must be submitted by United States Postal Service first-class mail ("U.S. Mail") for 12-months following the date of the 15th transfer ("Standard U.S. Mail Policy").


For example, if you made a transfer on August 16, 2014 and within the previous twelve months (from August 17, 2013 forward) you made 15 transfers including the August 16th transfer, then all transfers made for twelve



                                       23




months after August 16, 2014 must be submitted by U.S. Mail (from August 17, 2014 through August 16, 2015).


U.S. Mail includes any postal service delivery method that offers delivery no sooner than United States Postal Service first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request;
(4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are modified, suspended or terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1)    the number of transfers made in a defined period;

     (2)    the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.


                                       24



Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.


UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares which may be more or less restrictive than ours. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing Program, you may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if applicable, periodically rebalanced to return your allocations to the percentages given at your last instructions for no additional charge. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if applicable, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.

Automatic Asset Rebalancing typically involves shifting a portion of your money out of investment options which had higher returns into investment options which had lower returns. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year. If you elect an optional living benefit with investment requirements, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU IF WE EXERCISE THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, WE WILL NO LONGER ADMINISTER THE PROGRAM AND YOUR INVESTMENTS WILL NO LONGER BE REBALANCED.



RETURN PLUS PROGRAM

The Return Plus program, available only if we are offering multi-year Fixed Accounts and available for no additional charge, allocates your investment strategically between the Fixed Accounts and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of Purchase Payments. We calculate how much of your Purchase Payment to allocate to the particular Fixed Account to ensure that it grows to an amount equal to your


                                       25



total Purchase Payment invested under this program. We invest the rest of your Purchase Payment in the Variable Portfolio(s) according to your allocation instructions.


     EXAMPLE OF RETURN PLUS PROGRAM:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to a multi-year Fixed Account. You want the amount allocated to the multi-year Fixed Account to grow to $100,000 in 3 years. If the 3-year Fixed Account is offering a 4% interest rate, Return Plus will allocate $88,900 to the 3-year Fixed Account to ensure that this amount will grow to $100,000 at the end of the 3-year period. The remaining $11,100 may be allocated among the Variable Portfolios according to your allocation instructions.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE RETURN PLUS PROGRAM AT ANY TIME.


VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. As a result of this proportionate voting, the vote of a small number of contract owners can determine the outcome of a vote. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You can access money in your contract by making a systematic, partial, or total withdrawal (surrender), and/or by receiving annuity income payments during the Income Phase. PLEASE SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.

We deduct a withdrawal charge applicable to any partial or total withdrawal made before the end of the withdrawal charge period.


If you have elected an Optional Living Benefit and you take the Maximum Annual Withdrawal Amount, you may still take an additional amount under the Free Withdrawal provision without incurring a withdrawal charge. However, the additional amount of the Withdrawal that exceeds the Maximum Annual Withdrawal Amount that may be considered a Free Withdrawal will be treated as an Excess Withdrawal for purposes of calculating your Income Base, Income Credit Base and future income payments.


FREE WITHDRAWAL AMOUNT


Your contract provides for a free withdrawal amount each year. A free withdrawal amount, as defined below, is the portion of your contract that we allow you to take out each year without being charged a withdrawal charge at the time of the withdrawal if it is taken during the withdrawal charge period. The free withdrawal amount does not reduce the basis used to calculate future annual free withdrawals and withdrawal charges. AS A RESULT, IF YOU FULLY SURRENDER YOUR CONTRACT IN THE FUTURE WHILE WITHDRAWAL CHARGES ARE STILL APPLICABLE, YOU WILL NOT RECEIVE THE BENEFIT OF ANY PREVIOUSLY WITHDRAWN FREE WITHDRAWALS OR ANY WITHDRAWALS SUBJECT TO MINIMUM DISTRIBUTION REQUIREMENTS UPON A FULL SURRENDER FOR THE PURPOSES OF CALCULATING THE WITHDRAWAL CHARGE.


Withdrawals of Purchase Payments made prior to the end of the withdrawal charge schedule that are in excess of your free withdrawal amount will result in a withdrawal charge. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more money than the annual free withdrawal amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.

To determine your free withdrawal amount and your withdrawal charge, we refer to two special terms: "penalty-free earnings" and "total invested amount."

Penalty-free earnings are equal to your contract value less your total invested amount and may be withdrawn free of a withdrawal charge at any time, including upon a full surrender of your contract. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. The total invested amount is the sum of all Purchase Payments less portions of prior withdrawals that reduce your total invested amount as follows:

     o Free withdrawals in any year that were in excess of your penalty-free earnings and were based on the portion of the total invested amount that was no longer subject to withdrawal charges at the time of the withdrawal; and

     o Any prior withdrawals (including withdrawal charges applicable to those withdrawals) of the total invested amount on which you already paid a withdrawal charge.

When you make a withdrawal, we deduct it from penalty-free earnings first, any remaining penalty-free withdrawal amount, and then from the total invested amount on a first-in, first-out basis. This means that you can also access your Purchase Payments, which are no longer subject to a withdrawal charge before those Purchase Payments, which are still subject to the withdrawal charge.


                                       26



If you elect an optional living benefit that offers Maximum Annual Withdrawal Amounts, during the first contract year, your free withdrawal amount is the greatest of:

     (1)    your penalty-free earnings; or

     (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount; or

     (3) the Maximum Annual Withdrawal Amount allowed under the living benefit you elected.

If you elect an optional living benefit that offers Maximum Annual Withdrawal Amounts, after the first contract year, your free withdrawal amount is the greatest of (1), (2) or (3) plus any portion of your total invested amount no longer subject to a withdrawal charge:

     (1)    your penalty-free earnings; or

     (2) 10% of the portion of your total invested amount that has been in your contract for at least one year and still subject to a withdrawal charge; or

     (3) the Maximum Annual Withdrawal Amount allowed under the living benefit you elected.

If you do not elect an optional living benefit that offers Maximum Annual Withdrawal Amounts, the provisions below describe your free withdrawal amount.

During the first contract year, your free withdrawal amount is the greater of:

     (1)    your penalty-free earnings; or

     (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount; or

After the first contract year, your free withdrawal amount is the greater of
(1) or (2) plus any portion of your total invested amount no longer subject to a withdrawal charge:

     (1)    your penalty-free earnings; or

     (2) 10% of the portion of your total invested amount that has been in your contract for at least one year and still subject to a withdrawal charge.

Amounts withdrawn free of a withdrawal charge under the 10% provision do not reduce the amount you invested for purposes of calculating the withdrawal charge and penalty-free earnings. As a result, if you surrender your contract in the future and withdrawal charges are still applicable, any previous free withdrawals under the 10% provision would then be subject to applicable withdrawal charges. We calculate charges upon surrender of the contract on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

If you participate in the Polaris Rewards program, you will not receive any deferred Payment Enhancement if you fully withdraw a Purchase Payment or if you surrender your contract prior to the corresponding Deferred Payment Enhancement Date.

Although we do not assess a withdrawal charge when you take a 10% free withdrawal of the total invested amount we will proportionally reduce the amount of any corresponding Deferred Payment Enhancement. PLEASE SEE POLARIS REWARDS PROGRAM ABOVE.

The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. PLEASE SEE EXPENSES BELOW. For the purpose of calculating the withdrawal charge if you are surrendering your contract, any prior free withdrawal amount in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments and no election of optional features, if applicable. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract. We will apply the following calculation:

A-(B x C)=D, where:

     A=  Your contract value at the time of your request for withdrawal
         ($90,000)

     B= The amount of your Purchase Payments still subject to withdrawal charge ($100,000)

     C= The withdrawal charge percentage applicable to the age of each Purchase Payment (assuming 5% is the applicable percentage) [B x C=$5,000]

     D=  Your full contract value ($85,000) available for total withdrawal

If you surrender your contract, we may also deduct any premium taxes, if applicable. PLEASE SEE EXPENSES BELOW.

Under most circumstances, the minimum amount you can withdraw is $1,000. We require that the value left in any Variable Portfolio or available Fixed Account be at least $100 after the withdrawal, and your total contract value must be at least $500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, you are required to include a signature guarantee issued by your broker-dealer which verifies the validity of your signature. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio, Fixed Account or DCA Fixed Account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.


                                       27



Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.


SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $500 remaining in your contract at all times, or withdrawals may be discontinued. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the free withdrawal amount permitted each year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND SEE EXPENSES BELOW.

Please contact our Annuity Service Center which can provide the necessary enrollment forms.

Upon notification of your death, we will terminate the Systematic Withdrawal program unless your Beneficiary instructs us otherwise.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU IF WE EXERCISE THAT RIGHT.


NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on certain withdrawals prior to the Annuity Date. The waiver applies only to withdrawals made during the confinement period while you are in a nursing home or within 90 days after you leave the nursing home. You cannot use this waiver during the first 90 days after your contract is issued. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract. We will only waive the withdrawal charges on withdrawals or surrenders paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit with your withdrawal request to the Annuity Service Center, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and (3) a bill from the nursing home which shows that you met the 60-day confinement requirement.


MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract value is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.


QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES
BELOW for a more detailed explanation.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

None of the living benefits described below are available for election with new contracts.


MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE PLUS

The MarketLock Income Plus living benefit may vary depending on when you purchased your contract, please see details below. The MarketLock For Life Plus living benefit may vary depending on the option you elected when you purchased your contract, please see details below.

MarketLock Income Plus and MarketLock For Life Plus are optional guaranteed minimum withdrawal features, available for an additional fee. The features are designed to help you create a guaranteed income stream that may last as long as you live, or as long as you or your spouse live, even if the entire value of your contract has been reduced to zero, provided withdrawals taken are within the parameters of the feature elected. These features may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may not need to rely on the feature as its value is dependent on your contract's performance, your withdrawal activity and your longevity.

MarketLock Income Plus and MarketLock For Life Plus offer guaranteed lifetime income plus the opportunity to lock in the greater of investment gains or an annual Income Credit (previously referred to as "Bonus").

These features may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The features guarantee


                                       28



that only certain Purchase Payments received during the contract's first five years are included in the Income Base (previously referred to as "Benefit Base").

Please remember that all withdrawals, including withdrawals taken under these features, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under these features will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if withdrawals taken are in excess of the Maximum Annual Withdrawal Amount, as defined below. The sum of withdrawals in any contract year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge.

In addition, any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the features are treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you must take required minimum distributions and want to ensure that these withdrawals are not considered Excess Withdrawals, as defined below, your distributions must be set up on the automated monthly minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

These optional living benefits are designed for individuals and spouses. Thus, if a contract is owned by non-spousal joint Owners, Domestic Partners or Same-Sex Spouses who jointly own a contract and either Owner dies, the full contract value must be paid within 5 years of death, in compliance with the IRC, after which time the contract terminates. Accordingly, the surviving Owner may not receive the full benefit of the living benefit.

You may have elected MarketLock Income Plus or any of the MarketLock For Life Plus options and you may have chosen to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under the features as the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect one of these features, Covered Persons must have met the age requirement. The age requirement varies depending on the type of contract you purchased, when the contract was issued(1) and the number of Covered Persons. The tables below provide the age requirements for the features.


IF YOU ELECT ONE COVERED PERSON(1):


                                  COVERED PERSON
                                MINIMUM     MAXIMUM
                                  AGE       AGE(2)
          One Owner               45          80
         Joint Owners
   (based on the age of the
         older Owner)             45          80

IF YOU ELECT TWO COVERED PERSONS(1):


                               COVERED PERSON #1      COVERED PERSON #2
                              MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                                AGE        AGE(2)       AGE       AGE(2)
       Non-Qualified:
        Joint Owners            45          80          45          85
       Non-Qualified:
       One Owner with
      Spousal Beneficiary       45          80          45        N/A(3)
         Qualified:
       One Owner with
      Spousal Beneficiary       45          80          45        N/A(3)

     (1) If you elected MarketLock For Life Plus +6% Option and you purchased your contract prior to November 19, 2007, references to age 45 above are replaced with age 50 and references to age 80 above are replaced with age 75. References to age 85 remain unchanged.

     (2) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

     (3) The age requirement is based solely on the single owner for purposes of issuing the contract with the feature. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.


How do MarketLock Income Plus and MarketLock For Life Plus work?

MarketLock Income Plus and MarketLock For Life Plus lock-in the greater of two values in determining the Income Base. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. Each consecutive one-year period starting from the Effective Date is considered a Benefit Year. A new Income Base is automatically locked in on each Benefit Year anniversary during the Income Base Evaluation Period (initially, the first 5 years if you elected MarketLock Income Plus, the first 5 years if you elected MarketLock For Life Plus on or after May 1, 2009 or the first 10 years if you elected MarketLock For Life Plus prior to May 1,
2009) following the Effective Date based on the greater of (1) the highest Anniversary Value, or (2) the Income Base increased by any available Income Credit, as defined below.

You may elect to extend the Income Base Evaluation Period and the Income Credit Period for additional periods. Please see "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD?" below.


Is there an additional guarantee if I delay taking withdrawals?

Yes, depending on which feature you elect and when you elected the feature, there is an additional guarantee if you delay taking withdrawals.


                                       29



If you elected MarketLock Income Plus or MarketLock For Life Plus on or after May 1, 2009 and you do not take any withdrawals before the 12th Benefit Year anniversary following the Effective Date, the Income Base will be increased to equal at least 200% of your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"). You do not need to elect extensions of the Income Base Evaluation Period in order to be eligible to receive the Minimum Income Base.

If you elected MarketLock Income Plus or MarketLock For Life Plus +7% prior to May 1, 2009 and you do not take any withdrawals before the 10th Benefit Year anniversary following the Effective Date, the Income Base will be increased to equal at least 200% or your first Benefit Year's Eligible Purchase Payments (Minimum Income Base"). You do not need to elect extensions of the Income Base Evaluation Period in order to be eligible to receive the Minimum Income Base.


What determines the maximum amount of withdrawals I can withdraw each year?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year without reducing the Income Base and the Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the tables below and varies depending on the feature you elected and when your contract was issued.


ONE COVERED PERSON -- MARKETLOCK INCOME PLUS
(CONTRACTS ISSUED ON OR AFTER 5/1/09)

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:


    AGE OF THE COVERED PERSON AT          MAXIMUM ANNUAL
      TIME OF FIRST WITHDRAWAL         WITHDRAWAL PERCENTAGE
        Prior to 65th birthday          4% of Income Base
      On or after 65th birthday         5% of Income Base

TWO COVERED PERSONS -- MARKETLOCK INCOME PLUS
(CONTRACTS ISSUED ON OR AFTER 5/1/09)

If the feature is elected to cover two lives, the following is applicable:


 AGE OF THE YOUNGER COVERED PERSON OR
     SURVIVING COVERED PERSON AT            MAXIMUM ANNUAL
       TIME OF FIRST WITHDRAWAL          WITHDRAWAL PERCENTAGE
         Prior to 65th birthday           4% of Income Base
       On or after 65th birthday         4.75% of Income Base

ONE COVERED PERSON -- MARKETLOCK FOR LIFE PLUS
(CONTRACTS ISSUED ON OR AFTER 5/1/09)

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:


         AGE OF THE COVERED PERSON AT               MAXIMUM ANNUAL
           TIME OF FIRST WITHDRAWAL              WITHDRAWAL PERCENTAGE
  At least age 45 but prior to 65th birthday      4% of Income Base
  At least age 65 but prior to 76th birthday      5% of Income Base
              On or after 76th birthday           6% of Income Base

TWO COVERED PERSONS -- MARKETLOCK FOR LIFE PLUS
(CONTRACTS ISSUED ON OR AFTER 5/1/09)

If the feature is elected to cover two lives, the following is applicable:


      AGE OF THE YOUNGER COVERED PERSON             MAXIMUM ANNUAL
         AT TIME OF FIRST WITHDRAWAL             WITHDRAWAL PERCENTAGE
  At least age 45 but prior to 65th birthday      4% of Income Base
  At least age 65 but prior to 76th birthday     4.75% of Income Base
              On or after 76th birthday          5.75% of Income Base

ONE OR TWO COVERED PERSONS -- MARKETLOCK INCOME PLUS (CONTRACTS ISSUED BETWEEN 5/1/08 AND 4/30/09)

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age of the first withdrawal is based on the age of the younger of the Two Covered Persons.


    AGE OF THE COVERED PERSON AT          MAXIMUM ANNUAL
     TIME OF FIRST WITHDRAWAL*         WITHDRAWAL PERCENTAGE
        Prior to 62nd birthday          4% of Income Base
      On or after 62nd birthday         5% of Income Base

ONE OR TWO COVERED PERSONS -- MARKETLOCK FOR LIFE PLUS (CONTRACTS ISSUED BETWEEN 7/30/07 AND 4/30/08)

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age of the first withdrawal is based on the age of the younger of the Two Covered Persons.


       AGE OF THE COVERED PERSON AT              MAXIMUM ANNUAL
         TIME OF FIRST WITHDRAWAL*            WITHDRAWAL PERCENTAGE
            Prior to the 60th birthday         4% of Income Base
    At least age 60 but prior to the 76th
                  birthday                     5% of Income Base
          On or after the 76th birthday        6% of Income Base

ONE OR TWO COVERED PERSONS -- MARKETLOCK FOR LIFE PLUS (CONTRACTS ISSUED PRIOR TO 7/30/07)

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age of the first withdrawal is based on the age of the younger of the Two Covered Persons.


       AGE OF THE COVERED PERSON AT              MAXIMUM ANNUAL
         TIME OF FIRST WITHDRAWAL*            WITHDRAWAL PERCENTAGE
            Prior to the 65th birthday         4% of Income Base
    At least age 65 but prior to the 76th
                  birthday                     5% of Income Base
          On or after the 76th birthday        6% of Income Base

                                       30



As the original owner, or Continuing Spouse (with a joint life feature) electing to treat the annuity contract as their own, of a Qualified plan under this annuity contract, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on this contract and using the uniform lifetime table) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount (as clarified above) will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the Systematic Withdrawal Program administered by our Annuity Service Center. If you are purchasing this contract by transferring from another IRA and plan to immediately utilize this feature to satisfy RMD, you should take the current year required withdrawal prior to moving your money to this contract since we can only provide one RMD withdrawal per contract year (which may cross over two tax years). Further, if the RMD basis for this tax year was calculated by the investment company from which you are transferring your investment and it is greater than the amount transferred to this contract, we cannot systematically calculate and support the RMD basis. Therefore, you should take the RMD before transferring your investment. Please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE PLUS?" below.


Are there investment requirements if I elect MarketLock Income Plus or MarketLock For Life Plus?

Yes, as long as you have not elected to cancel the feature, you must comply with investment requirements by allocating your investments as outlined below. You may also use a DCA Fixed Account to comply with investment requirements by setting up your DCA target allocations in accordance with the investment requirements outlined below.


MARKETLOCK INCOME PLUS (CONTRACTS ISSUED BETWEEN 5/1/08 AND 4/30/09) AND MARKETLOCK FOR LIFE PLUS +7% OPTION

     1.   Invest 100% in the Cash Management Variable Portfolio; or

     2.   Invest 100% in either Polaris Portfolio Allocator Model 1, 2 or 3; or


     3. Invest 100% in one or a combination of the following Asset Allocation Variable Portfolios: American Funds Asset Allocation SAST, Asset Allocation, Balanced (JPM), Franklin Income VIP Fund, Franklin Founding Funds Allocation VIP Fund, SA MFS Total Return, SunAmerica Dynamic Allocation Portfolio and SunAmerica Dynamic Strategy Portfolio


MARKETLOCK INCOME PLUS (CONTRACTS ISSUED ON OR AFTER 5/1/09), MARKETLOCK FOR LIFE PLUS (CONTRACTS ISSUED ON OR AFTER 5/1/09) AND MARKETLOCK FOR LIFE PLUS +6% OPTION (CONTRACTS ISSUED PRIOR TO 5/1/09)

     1.   Invest 100% in the Cash Management Variable Portfolio; or

     2.   Invest 100% in either Polaris Portfolio Allocator Model 1, 2 or 3; or


     3. Invest 100% in one or a combination of the following Asset Allocation Variable Portfolios: American Funds Asset Allocation SAST, Asset Allocation, Balanced (JPM), Franklin Income VIP Fund, Franklin Founding Funds Allocation VIP Fund (MarketLock For Life Plus +6% Option for contracts issued prior to 5/1/09 only), SA MFS Total Return, SunAmerica Dynamic Allocation Portfolio and SunAmerica Dynamic Strategy Portfolio; or


     4. Invest in accordance with the requirements outlined in the table below:



  INVESTMENT          INVESTMENT            VARIABLE PORTFOLIOS
     GROUP           REQUIREMENT           AND/OR FIXED ACCOUNTS
 A. Bond,          Minimum 20%*        Cash Management
  Cash             Maximum 100%        Corporate Bond
  and Fixed                            Global Bond
  Accounts       *(30%, for            Government and Quality Bond
                 MarketLock            Real Return
                 Income Plus and       SA JPMorgan MFS Core Bond
                 MarketLock For        DCA FIXED ACCOUNTS+++
                 Life Plus issued      6-Month DCA
                 on or after           1-Year DCA
                 5/1/09)               2-Year DCA (if available)
                                       FIXED ACCOUNTS
                                       1-Year Fixed (if available)


                                       31





  INVESTMENT        INVESTMENT                  VARIABLE PORTFOLIOS
    GROUP           REQUIREMENT                AND/OR FIXED ACCOUNTS
 B. Equity         Minimum 0%        Aggressive Growth
  Maximum         Maximum 80%**      American Fund Asset Allocation SAST
                                     American Funds Global Growth SAST
                **(70%, for          American Funds Growth SAST
                MarketLock           American Funds Growth-Income SAST
                Income Plus and      Asset Allocation
                MarketLock For       Balanced
                Life Plus issued     Balanced (JPM)
                on or after          Blue Chip Growth
                5/1/09)              Capital Appreciation
                                     Columbia VP-Asset Allocation Fund+
                                     Columbia VP-Dividend Opportunity
                                     Fund+
                                     Columbia VP-Income Opportunities
                                     Fund+
                                     Columbia VP-Marsico Focused Equities
                                     Fund+
                                     Columbia VP-Marsico Growth Fund+
                                     Columbia VP-International Opportunities
                                     Fund+
                                     Columbia VP-Mid Cap Growth Fund+
                                     Conservative Balanced++
                                     Conservative Growth
                                     Davis Venture Value
                                     "Dogs" of Wall Street
                                     Equity Income Account++
                                     Equity Opportunities
                                     Flexible Income++
                                     Foreign Value
                                     Franklin Founding Funds Allocation VIP
                                     Fund
                                     Franklin Income VIP Funds
                                     Fundamental Growth
                                     Global Equities
                                     Growth
                                     Growth-Income
                                     High Yield Bond
                                     International Diversified Equities
                                     International Growth and Income
                                     Invesco V.I. American Franchise Fund,
                                     Series II Shares
                                     Invesco V.I. Comstock Fund, Series II
                                     Shares
                                     Invesco V.I. Growth and Income Fund,
                                     Series II Shares
                                     Lord Abbett Growth and Income
                                     SA AB Growth
                                     SA Marsico Focused Growth
                                     SA MFS Massachusetts Investors Trust
                                     SA MFS Total Return
                                     Small & Mid Cap Value
                                     Strategic Growth
                                     SunAmerica Dynamic Allocation Portfolio
                                     SunAmerica Dynamic Strategy Portfolio
                                     Telecom Utility
 C. Limited        Minimum 0%        Capital Growth
  Equity             Maximum         Columbia VP-Marsico 21st Century
                     20%***          Fund+
                                     Columbia VP-Small Company Growth
                ***(10%, for         Fund+
                MarketLock           Emerging Markets
                Income Plus and      Growth Opportunities
                MarketLock For       Mid-Cap Growth
                Life Plus issued     Natural Resources
                on or after          Real Estate
                5/1/09)              Small Company Value Technology



+ Only available if you purchased your contract through Banc of America Investment Services, Inc.

++ Only available if you purchased your contract through Chase Investment Services Corporation (formerly WaMu Investments, Inc.)

+++ You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.


If we offer additional allocations that comply with investment requirements in the future we will give you the opportunity to allocate your investments accordingly.

Your allocation instructions accompanying any Purchase Payment as well as target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your subsequent Purchase Payment(s) to be considered in Good Order. We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these restrictions. Quarterly rebalancing will ensure that your allocations will continue to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file, after any of the following transactions:

     o     any transfer or reallocation you initiate; or

     o     any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios resulting from your transfer and/or 1-year Fixed Account, if available ("Default Rebalancing Instructions"). If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations promptly.


How are the components for MarketLock Income Plus and MarketLock For Life Plus calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1.   100% of Purchase Payments received during the first contract year;
          and

     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000


                                       32



          Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.

Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any Payment Enhancements, if applicable, and/or spousal continuation contribution, if any; however, Payment Enhancements, if applicable, and/or spousal continuation contribution, if any are included in the calculation of Anniversary Values, as defined below. Total Eligible Purchase Payments are limited to $1,500,000 without our prior Company approval.

SECOND, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Base Evaluation Period is the period of time over which we consider Anniversary Values and if applicable and greater, the Income Base plus any available Income Credit during the Income Credit Period. The initial Income Credit Period and the initial Income Base Evaluation Period begin on the Effective Date and end 5 years later if you elected MarketLock Income Plus or MarketLock For Life Plus on or after May 1, 2009 (10 years later if you elected MarketLock For Life Plus prior to May 1, 2009). Please see "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD?" below.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Income Base is the contract value on the Effective Date. The Income Base is increased by each subsequent Eligible Purchase Payment, less proportionate adjustments for Excess Withdrawals, as defined below. On each Benefit Year anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit as defined below. Please see "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE IN INCREASED?"and "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE PLUS?" below.

FIFTH, we determine the Income Credit Base which is used solely as a basis for calculating the Income Credit during an Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Income Credit Base is the contract value on the Effective Date. The Income Credit Base is increased by each subsequent Eligible Purchase Payment less proportionate adjustments for Excess Withdrawals, as defined below. Please see "How can the Income Base and Income Credit Base be increased?" below.

SIXTH,WE DETERMINE THE INCOME CREDIT which varies by feature as outlined in the table below and is an amount equal to a percentage ("Income Credit Percentage") of the Income Credit Base, on each Benefit Year anniversary. If you elected MarketLock Income Plus and you take withdrawals in a Benefit Year that are less than or equal to the Maximum Annual Withdrawal Amount, the Income Credit Percentage on the Benefit Year anniversary is reduced by a percentage calculated as the sum of all withdrawals taken during the preceding Benefit Year, divided by the Income Base, prior to determining the Income Base for the next Benefit Year. If you take a withdrawal that is greater than the Maximum Annual Withdrawal Amount in the preceding Benefit Year, the Income Credit is equal to zero. If you elected MarketLock For Life Plus, the Income Credit may only be added to the Income Base if no withdrawals are taken in a Benefit Year.


           FEATURE                     INCOME CREDIT PERCENTAGE
   MarketLock Income Plus       6% (reduced for withdrawals up to the
   (contracts issued on or        Maximum Annual Withdrawal Amount)
          after 5/1/09)
   MarketLock Income Plus       7% (reduced for withdrawals up to the
 (contracts issued between        Maximum Annual Withdrawal Amount)
   5/1/08 and 4/30/09)
  MarketLock For Life Plus     6% (0% in years withdrawals are taken)
       (contracts issued
      on or after 5/1/09)
     MarketLock For Life       7% (0% in years withdrawals are taken)
        Plus +7% Option
     MarketLock For Life       6% (0% in years withdrawals are taken)
         +6% Option

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year following the Effective Date without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above.

FINALLY, we determine the EXCESS WITHDRAWALS which are withdrawals in excess of the Maximum Annual Withdrawal Amount. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.


How can the Income Base and Income Credit Base be increased?

On each Benefit Year anniversary during an Income Base Evaluation Period, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit.


                                       33



Maximum Anniversary Value equals the highest Anniversary Value on any Benefit Year anniversary occurring during an Income Base Evaluation Period. On each Benefit Year anniversary during an Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than (a), (b), and (c), where:

    (a)        is the cumulative Eligible Purchase Payments; and

    (b) is the current Income Base, increased by the Income Credit, if any; and

    (c) is all previous Anniversary Values during any Income Base Evaluation Period.

On each Benefit Year anniversary during the Income Credit Period, we determine the amount to which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:

    (a)        the Income Base calculated based on the maximum Anniversary
               Value; and

    (b)        the current Income Base plus the Income Credit.

If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than
(a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.

INCREASES TO YOUR INCOME BASE AND INCOME CREDIT BASE OCCUR ON BENEFIT YEAR ANNIVERSARIES AS DESCRIBED ABOVE. HOWEVER, ELIGIBLE PURCHASE PAYMENTS CAN INCREASE YOUR INCOME BASE AND INCOME CREDIT BASE AT THE TIME THEY ARE RECEIVED. YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE EVEN IF YOUR CONTRACT VALUE IS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.

The Income Credit Base is increased each time subsequent Eligible Purchase Payments are made. During the Income Credit Period, the Income Credit Base also increases when the Income Base is increased as a result of a maximum Anniversary Value being achieved that is greater than both the current Income Base and all previous maximum Anniversary Values. The Income Credit Base is decreased each time an Excess Withdrawal is taken, in the same proportion by which the contract value is reduced by the Excess Withdrawal. The Income Base and Income Credit Base are not used in the calculation of the contract value or any other benefits under the contract.

The Income Base and Income Credit Base are increased each time subsequent Eligible Purchase Payments are made, and adjusted each time an Excess Withdrawal is taken. Other than adjustments made for Excess Withdrawals, the Income Base and Income Credit Base can only be adjusted upwards, and subsequent lower Anniversary Values during the Income Base Evaluation Period will not result in a lower Income Base or lower Income Credit Base.

If you elected MarketLock Income Plus or MarketLock For Life Plus on or after May 1, 2009, the Income Base can also be increased to at least the Minimum Income Base on the 12th Benefit Year anniversary PROVIDED NO WITHDRAWALS ARE TAKEN PRIOR TO THAT ANNIVERSARY. If you are eligible for the Minimum Income Base, the Income Base on the 12th Benefit Year anniversary is the greater of
(a) and (b), where:

    (a) is the current Income Base, or if the First and Subsequent Extensions were elected, the Income Base calculated based on the maximum Anniversary Value; and

    (b)        is the Minimum Income Base.

If you have elected MarketLock Income Plus or MarketLock For Life Plus +7% Option prior to May 1, 2009, the Income Base, and if applicable, the Income Credit Base, can also be increased to at least the Minimum Income Base on the 10th Benefit Year anniversary, PROVIDED NO WITHDRAWALS ARE TAKEN PRIOR TO THAT ANNIVERSARY. If you are eligible for the Minimum Income Base, the Income Base on the 10th Benefit Year anniversary is the greatest of (a), (b) and (c), where:

    (a) is the current Income Base, or if extension was elected, the Income Base calculated based on the maximum Anniversary Value; and

    (b) is the current Income Base plus the Income Credit, if applicable; and

    (c)        is the Minimum Income Base.

On your 10th Benefit Year anniversary, if you are eligible for the Minimum Income Base and for MarketLock Income Plus only, if the First Extension is elected, the Income Credit Base is the greatest of (a), (b) and (c), where:

    (a)        is the Income Base calculated based on the maximum Anniversary
               Value; and

    (b)        is the current Income Credit Base; and

    (c)        is the Minimum Income Base.


How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE
In any Benefit Year where Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.


                                       34



DECREASES IN THE INCOME BASE
Excess Withdrawals reduce Your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. Please see "What are the effects of withdrawals on MarketLock Income Plus and MarketLock For Life Plus?" below. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previously calculated Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, no Income Credit will be added to the Income Base in that Benefit Year.


What are the effects of withdrawals on MarketLock Income Plus and MarketLock For Life Plus?

The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year anniversary (10th Benefit Year anniversary if you elected MarketLock Income Plus or MarketLock For Life Plus +7% option prior to May 1, 2009), your Income Base, and if applicable, the Income Credit Base, is not eligible to be increased to the Minimum Income Base.

You may take withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount which will not reduce the Income Base or Income Credit Base, if applicable. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature. In addition, if you have elected MarketLock For Life Plus and you plan to take withdrawals in any year during the Income Credit Period, an Income Credit will not be added to your Income Base on that contract anniversary.

The impact of withdrawals and the effect on certain components of MarketLock Income Plus and MarketLock For Life Plus are further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal. Since Excess Withdrawals reduce the Income Credit Base, it will result in the reduction of the amount of the Income Credit available in subsequent Benefit Years during the Income Credit Period.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE PLUS CALCULATED?"). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount.


What are the fees for MarketLock Income Plus and MarketLock For Life Plus?

The fee for each feature depends on whether you elect to cover one life or two lives and when you purchased your contract, as follows:


                                               Number of
                                                Covered     Annualized
                  Feature                       Persons        Fee
 MarketLock Income Plus                           One         1.10%
   (contracts issued on or after 5/1/09)          Two         1.35%
 MarketLock Income Plus
   (contracts issued between 5/1/08 and           One         0.95%
    4/30/09)                                      Two         1.20%
 MarketLock For Life Plus                         One         0.95%
   (contracts issued on or after 5/1/09)          Two         1.25%
 MarketLock For Life Plus 7%                      One         0.75%
   Option                                         Two         1.00%
 MarketLock For Life Plus 6%                      One         0.65%
   Option                                         Two         0.90%

The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the feature. Once you elect a feature, you will be assessed a


                                       35



non-refundable fee regardless of whether or not you take any withdrawals and/or receive any lifetime annuity income payments under the feature.

For contracts issued in New York, Oregon, Texas and Washington, the entire fee will be deducted from the portion of your contract value allocated to the Variable Portfolios.

An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.

If your contract value falls to zero before the feature has been terminated, fees will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a contract quarter. If the feature is still in effect while your contract value is greater than zero and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in that contract quarter.


Can I extend the Income Base Evaluation Period and Income Credit Period?


MARKETLOCK INCOME PLUS
Yes, after the initial Income Base Evaluation Period and initial Income Credit Period you may elect to extend both the Income Base Evaluation Period and Income Credit Period for two additional 5 year periods (one additional 5 year period if you elected MarketLock Income Plus on or after May 1, 2009), as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension and Second Extension").

After election of the First Extension and Second Extension, if applicable, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

If your contract was issued on or after May 1, 2009 and you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").


Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period and prior to the end of each Evaluation Period, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form prior to the end of each evaluation period you extend. If you elect to extend the evaluation period(s), you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us. In order to extend the evaluation period, you must contact us no later than 30 days after the end of the current evaluation period.


The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension and the Second Extension, if applicable, Subsequent Extensions are no longer available for election and the Income Base and Income Credit Base, if applicable, will not be adjusted for higher Anniversary Values or Income Credits on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. If you have not taken any withdrawals prior to the 12th Benefit Year anniversary (10th Benefit Year anniversary if elected on or after May 1, 2009), your Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.


MARKETLOCK FOR LIFE PLUS
Depending on when your contract was issued, you may be able to extend the initial Income Base Evaluation Period and the initial Income Credit Period.

IF YOUR CONTRACT WAS ISSUED BETWEEN MAY 1, 2008 AND APRIL 30, 2009, there is an option to extend only the Income Base Evaluation Period as long as the feature is in effect and the age of the Covered Person or younger of two Covered Persons is age 85 or younger at the time of extension. If you elect to extend the Income Base Evaluation Period, the Income Base can continue to be adjusted upward as described above on each anniversary during the new Income Base Evaluation Period which is a period of 5 years. However, you may not elect to extend the Income Credit period beyond the initial 10 years.

Prior to the end of the initial Income Base Evaluation Period and prior to the end of each evaluation period you elect to extend, we will notify you of the terms of the next extension in writing. We will provide you with an extension election form prior to the end of each evaluation period you extend. If you elect to extend the evaluation period(s), you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us.


                                       36



The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature.

If you do not contact us at the end of each Income Base Evaluation Period to extend the Income Base Evaluation Period, an extension will no longer be available and the Income Base will not be adjusted for higher Anniversary Values on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future.

IF YOUR CONTRACT WAS ISSUED ON OR AFTER MAY 1, 2009, you may elect to extend both the Income Base Evaluation Period and Income Credit Period for an additional 5 year period after the end of the initial Income Base Evaluation Period and initial Income Credit Period, as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension").

After election of the First Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

If you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").


Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period, and prior to the end of each Income Base Evaluation Period you elect to extend thereafter, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form at least 30 days prior to the end of each evaluation period. If you elect to extend the evaluation period, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us. In order to extend the evaluation period, you must contact us no later than 30 days after the end of the current evaluation period.


The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension, Subsequent Extensions are not available for election and the Income Base will not be adjusted for higher Anniversary Values on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. If you have not taken any withdrawals prior to the 12th Benefit Year anniversary, your Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.

PLEASE SEE ADDITIONAL INFORMATION APPLICABLE TO MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE PLUS AND MARKETLOCK FOR LIFE BELOW FOR MORE INFORMATION REGARDING THESE LIVING BENEFITS.


MARKETLOCK FOR LIFE


When and how may I elect MarketLock For Life?

You may elect MarketLock For Life at the time of contract issue (the "Effective Date"). You cannot elect this feature if you elect any other optional living benefit. You may elect to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock For Life as the "Covered Person(s)." There are age parameters applicable to this feature which determine whether you can elect the feature and who can qualify as a Covered Person. If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitants. The tables below provide the age requirement for electing this feature depending on the type of contract you purchase and the number of Covered Persons.


IF YOU ELECT ONE COVERED PERSON:


                                  COVERED PERSON
                                MINIMUM     MAXIMUM
                                  AGE       AGE(1)
          One Owner               45          80
         Joint Owners
   (based on the age of the
         older Owner)             45          80

                                       37



IF YOU ELECT TWO COVERED PERSONS:


                               COVERED PERSON #1      COVERED PERSON #2
                              Minimum     MAXIMUM     MINIMUM     MAXIMUM
                                Age        AGE(1)       AGE       AGE(1)
       Non-Qualified:
        Joint Owners            45          80          45          85
       Non-Qualified:
       One Owner with
      Spousal Beneficiary       45          80          45        N/A(2)
         Qualified:
       One Owner with
      Spousal Beneficiary       45          80          45        N/A(2)

              (1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

              (2) Not applicable because feature availability is based on the younger Covered Person. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.


How does MarketLock For Life work?

MarketLock For Life locks in the highest contract anniversary value in determining the Income Base. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. A new Income Base is automatically locked in on each Benefit Year anniversary during the Income Base Evaluation Period (initially, the first 5 years) following the Effective Date.

You may elect to extend the Income Base Evaluation Period for additional periods. Please see "Can I extend the Income Base Evaluation Period beyond 5 years?" below.


What determines the Maximum Annual Withdrawal Percentage?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year without decreasing your Income Base. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.


ONE COVERED PERSON

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:


         AGE OF THE COVERED PERSON AT               MAXIMUM ANNUAL
           TIME OF FIRST WITHDRAWAL              WITHDRAWAL PERCENTAGE
  At least age 45 but prior to 65th birthday      4% of Income Base
  At least age 65 but prior to 76th birthday      5% of Income Base
              On or after 76th birthday           6% of Income Base

TWO COVERED PERSONS

If the feature is elected to cover two lives, the following is applicable:


     AGE OF THE YOUNGER COVERED PERSON OR
         SURVIVING COVERED PERSON AT                MAXIMUM ANNUAL
           TIME OF FIRST WITHDRAWAL              WITHDRAWAL PERCENTAGE
  At least age 45 but prior to 65th birthday      4% of Income Base
  At least age 65 but prior to 76th birthday     4.75% of Income Base
              On or after 76th birthday          5.75% of Income Base

As the original owner, or Continuing Spouse (with a joint life feature) electing to treat the annuity contract as their own, of a Qualified plan under this annuity contract, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on this contract and using the uniform lifetime table) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount (as clarified above) will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the Systematic Withdrawal Program administered by our Annuity Service Center. If you are purchasing this contract by transferring from another IRA and plan to immediately utilize this feature to satisfy RMD, you should take the current year required withdrawal prior to moving your money to this contract since we can only provide one RMD withdrawal per contract year (which may cross over two tax years). Further, if the RMD basis for this tax year was calculated by the investment company from which you are transferring your investment and it is greater than the amount transferred to this contract, we cannot systematically calculate and support the RMD basis. Therefore, you should take the RMD before transferring your investment. Please see "What are the effects of withdrawals on MarketLock For Life?" below.


Are there investment requirements if I elect MarketLock For Life?

As long as you have not elected to cancel the feature, we require that you allocate your investments in accordance with the investment requirements listed below.


INVESTMENT REQUIREMENTS

You may comply with investment requirements by allocating your investments in one of four ways or if using a DCA Fixed Account or a DCA Program, by indicating your target allocations, in one of four ways:

     1.   100% in the Cash Management Variable Portfolio; or

     2.   100% in either Polaris Portfolio Allocator Model 1, 2 or 3; or


                                       38




     3. 100% in one or a combination of the following Asset Allocation Variable Portfolios:
          American Funds Asset Allocation SAST
          Asset Allocation
          Balanced (JPM)
          Franklin Income VIP Fund
          SA MFS Total Return
          SunAmerica Dynamic Allocation Portfolio

          SunAmerica Dynamic Strategy Portfolio; or

     4.   In accordance with the requirements outlined in the table below:





  INVESTMENT       INVESTMENT                VARIABLE PORTFOLIOS
     GROUP         REQUIREMENT              AND/OR FIXED ACCOUNTS
 A. BOND,         Minimum 30%     Cash Management
  CASH           Maximum 100%     Corporate Bond
  AND FIXED                       Global Bond
  ACCOUNT                         Government and Quality Bond
                                  Real Return
                                  SA JPMorgan MFS Core Bond
                                  DCA FIXED ACCOUNTS++
                                  6-Month DCA
                                  1-Year DCA
                                  2-Year DCA
                                  FIXED ACCOUNTS
                                  1-Year Fixed (if available)


  INVESTMENT       INVESTMENT                VARIABLE PORTFOLIOS
     GROUP         REQUIREMENT              AND/OR FIXED ACCOUNTS
 B. EQUITY        Minimum 0%      Aggressive Growth
  MAXIMUM         Maximum 70%     American Funds Asset Allocation SAST
                                  American Funds Global Growth SAST
                                  American Funds Growth SAST
                                  American Funds Growth-Income SAST
                                  Asset Allocation
                                  Balanced
                                  Balanced (JPM)
                                  Blue Chip Growth
                                  Capital Appreciation
                                  Columbia VP-Asset Allocation Fund+
                                  Columbia VP-Dividend Opportunity
                                  Fund+
                                  Columbia VP-Income Opportunities
                                  Fund+
                                  Columbia VP-Marsico Focused Equities
                                  Fund+
                                  Columbia VP-Marsico Growth Fund+
                                  Columbia VP-International Opportunities
                                  Fund+
                                  Columbia VP-Mid Cap Growth Fund+
                                  Conservative Growth
                                  Davis Venture Value
                                  "Dogs" of Wall Street
                                  Equity Opportunities
                                  Foreign Value
                                  Franklin Founding Funds Allocation VIP
                                  Fund
                                  Franklin Income VIP Fund
                                  Fundamental Growth
                                  Global Equities
                                  Growth
                                  Growth-Income
                                  High-Yield Bond
                                  International Diversified Equities
                                  International Growth and Income
                                  Invesco V.I. American Franchise Fund,
                                  Series II Shares
                                  Invesco V.I. Comstock Fund, Series II
                                  Shares
                                  Invesco V.I. Growth and Income Fund,
                                  Series II Shares
                                  Lord Abbett Growth and Income
                                  SA AB Growth
                                  SA Marsico Focused Growth
                                  SA MFS Massachusetts Investors Trust
                                  SA MFS Total Return
                                  Small & Mid Cap Value
                                  Strategic Growth
                                  SunAmerica Dynamic Allocation Portfolio
                                  SunAmerica Dynamic Strategy Portfolio
                                  Telecom Utility
C. LIMITED       Minimum 0%       Capital Growth
  EQUITY         Maximum 10%      Columbia VP-Marsico 21st Century
                                  Fund+
                                  Columbia VP-Small Company Growth
                                  Fund+
                                  Emerging Markets
                                  Growth Opportunities
                                  Mid-Cap Growth
                                  Natural Resources
                                  Real Estate
                                  Small Company Value
                                  Technology



+ Only available if you purchased your contract through Banc of America Investment Services, Inc.

++ You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.


Your allocation instructions accompanying any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) allocation instructions


                                       39



to be considered in Good Order. We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocations will continue to comply with the investment requirements for this feature.

We will initiate rebalancing in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file, after any transfer you initiate, or any withdrawal you initiate. Because automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs, if you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or 1-year Fixed Account, if available, resulting from your transfer ("Default Rebalancing Instructions"). If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

The investment requirements may reduce the need to rely on the guarantees provided by this Living Benefit because they allocate your investment across asset classes and potentially limit market volatility. As a result, you may have better or worse investment returns by allocating your investments more aggressively. We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations.


How are the components for MarketLock for Life calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1.   100% of Purchase Payments received during the first contract year;
          and

     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.

Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any Payment Enhancements, if applicable, and spousal continuation contribution, if any; however, Payment Enhancements, if applicable, and continuation contribution, if any are included in the calculation of Anniversary Value, as defined below. PLEASE SEE SPOUSAL CONTINUATION BELOW. Total Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.

SECOND, we consider the INCOME BASE EVALUATION PERIOD. The Income Base Evaluation Period is the period of time over which we will consider Anniversary Values. The Income Base Evaluation Period begins on the Effective Date and ends 5 years later. At the end of the Income Base Evaluation Period, you may contact us to extend the Income Base Evaluation Period. Please see "Can I extend the Income Base Evaluation Period beyond 5 years?" below.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. Each year following the Effective Date is a Benefit Year. Only on each Benefit Year anniversary do we determine if the Income Base should be increased based on cumulative Eligible Purchase Payments or the highest Anniversary Value. The calculation and components of this determination are detailed below.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year following the Effective Date without reducing the Income Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above.

FINALLY, we determine the EXCESS WITHDRAWALS which are withdrawals in excess of the Maximum Annual Withdrawal Amount. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.


                                       40



How can the Income Base be increased?

On each Benefit Year anniversary during an Income Base Evaluation Period, we determine if the Income Base should be increased based on the maximum Anniversary Value.

Maximum Anniversary Value equals the highest Anniversary Value on any Benefit Year anniversary occurring during an Income Base Evaluation Period. On each Benefit Year anniversary during an Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than (a), (b), and (c), where:

    (a)        is the cumulative Eligible Purchase Payments; and

    (b)        is the current Income Base; and

    (c) is all previous Anniversary Values during any Income Base Evaluation Period.

INCREASES TO YOUR INCOME BASE OCCUR ON BENEFIT YEAR ANNIVERSARIES AS DESCRIBED ABOVE. HOWEVER, ELIGIBLE PURCHASE PAYMENTS CAN INCREASE YOUR INCOME BASE AT THE TIME THEY ARE RECEIVED. YOUR INCOME BASE WILL NOT INCREASE EVEN IF YOUR CONTRACT VALUE IS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.


What is the fee for MarketLock For Life?

The fee for MarketLock For Life depends on whether you elect to cover one life or two lives. The fee is as follows:


  ALL YEARS IN WHICH THE
   FEATURE IS IN EFFECT         ANNUALIZED FEE
 For One Covered Person     0.70% of Income Base
 For Two Covered Persons    0.95% of Income Base

The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the Benefit.

An increase in the Income Base due to an adjustment to a higher Anniversary Value, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. The fee of the feature may change at the time of extension and may be different than when you initially elected the feature.

If your contract value falls to zero before the feature has been terminated, fees will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the prior fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter.

What are the effects of withdrawals on MarketLock For Life?

The Maximum Annual Withdrawal Amount and the Income Base may change over time as a result of the timing and amount of withdrawals.

Withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature.

The impact of withdrawals and the effect on each component of MarketLock For Life are further explained below:

     INCOME BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base will be reduced for those withdrawals.

     For each Excess Withdrawal taken, the Income Base is reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK FOR LIFE CALCULATED?").

If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

All withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may impact other provisions of your contract. In addition, withdrawals under this feature will reduce the free


                                       41



withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.


Can I extend the Income Base Evaluation Period beyond 5 years?

After the initial Income Base Evaluation Period, you may elect to extend the Income Base Evaluation Period for an additional 5 year period, as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension").

After election of the First Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

If you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").


Prior to the end of each Income Base Evaluation Period you elect to extend, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form at least 30 days prior to the end of each Income Base Evaluation Period. If you elect to extend the feature, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us. In order to extend the evaluation period, you must contact us no later than 30 days after the end of the current evaluation period.


The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension, Subsequent Extensions are no longer available for election and the Income Base will not be adjusted for higher Anniversary Values on subsequent Benefit Year Anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. We also reserve the right to modify MarketLock For Life at the time of extension for existing contracts as indicated above.

PLEASE SEE ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE PLUS AND MARKETLOCK FOR LIFE BELOW FOR MORE INFORMATION THESE LIVING BENEFITS.


ADDITIONAL INFORMATION ABOUT MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE PLUS AND MARKETLOCK FOR LIFE

The following provides additional information applicable to these optional living benefits ("Living Benefit(s)").


What happens if the contract value is reduced to zero?

All withdrawals from the contract, including withdrawals under this feature, will reduce your contract value. Unfavorable investment experience may also reduce your contract value. If the contract value is reduced to zero but the Income Base is greater than zero, we will continue to pay guaranteed payments under the terms of the Living Benefit over the lifetime of the Covered Person(s); however, the Income Base is no longer eligible to be increased.

However, if at any time an Excess Withdrawal reduces your contract value to zero, no further benefits will remain under the Living Benefit and your contract along with the Living Benefit will terminate. For MarketLock Income Plus and MarketLock For Life Plus, an Income Credit is not available if the contract value is reduced to zero, even if a Living Benefit remains payable.

If the contract value is reduced to zero, the contract's other benefits will be terminated. You may no longer make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero and eliminate any other benefits of the contract.

When the contract value equals zero but a benefit remains payable, to receive any remaining Living Benefit, you must select one of the following options for payment:

     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any payment option mutually agreeable between you and us.

If you do not select a payment option above, the remaining Living Benefit will be paid as the current Maximum Annual Withdrawal Amount based on the Maximum Annual Withdrawal Percentage applicable to the Living Benefit divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).

Any amounts that we may pay under the Living Benefit in excess of your contract value are subject to the Company's financial strength and claims-paying ability.


                                       42



What happens to my Living Benefit upon a spousal continuation?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs during the Income Base Evaluation Period and/or Income Credit Period, if applicable, the Continuing Spouse will continue to receive any increases to the Income Base during the remaining Income Base Evaluation Period and/or Income Credit Period, if applicable.

If you have elected MarketLock Income Plus or MarketLock For Life Plus on or after May 1, 2009, the Continuing Spouse is eligible to receive the Minimum Income Base if no withdrawals have been taken during the first 12 Benefit Years following the Effective Date. PLEASE SEE"IS THERE AN ADDITIONAL GUARANTEE IF I DO NOT TAKE WITHDRAWALS FOR 12 YEARS?"

If you have elected MarketLock Income Plus or MarketLock For Life Plus +7% option prior to May 1, 2009, the Continuing Spouse is eligible to receive the Minimum Income Base if no withdrawals have been taken during the first 10 Benefit Years following the Effective Date. Please see "IS THERE AN ADDITIONAL GUARANTEE IF I DELAY TAKING WITHDRAWALS?"

For all Living Benefits, the Continuing Spouse will be eligible to elect to extend the Income Base Evaluation Period and the Income Credit Period, if applicable, upon the expiration of the applicable period. Please see "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD?" above.


Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit.


What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you must select one of the following options:

     1.   Annuitize the contract value under the contract's annuity provisions;
          or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     3.   Any payment option mutually agreeable between you and us.

If you do not elect an option listed above, on the Latest Annuity Date, we may annuitize the contract value in accordance with Annuity Income Option 3, as described in ANNUITY INCOME OPTIONS below. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.


Can I elect to cancel my Living Benefit?

The Living Benefit may be cancelled by you on the 5th Benefit Year anniversary, the 10th Benefit Year anniversary, or any Benefit Year anniversary after the 10th Benefit Year anniversary. Once you elect to cancel the Living Benefit, you will no longer be charged a fee after the cancellation is effective and the guarantees under the Living Benefit are terminated. In addition, the investment requirements for Living Benefit will no longer apply to your contract. You may not extend the Income Base Evaluation Period or Income Credit Period, if applicable, and you may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on the 5th Benefit Year anniversary, the 10th Benefit Year anniversary, or any Benefit Year anniversary after the 10th Benefit Year anniversary following the death of the first Covered Person. Once the surviving Covered Person elects to cancel the feature, the fee will no longer be charged and the guarantees under the Living Benefit will be terminated. In addition, the investment requirements for the


                                       43



Living Benefit will no longer apply to the contract. The surviving Covered Person may not extend the Income Base Evaluation Period or Income Credit Period, if applicable, and may no longer re-elect or reinstate the Living Benefit after cancellation.


Are there circumstances under which my Living Benefit will automatically terminate?

The Living Benefit automatically terminates upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or surrender of the contract; or

     3.   A death benefit is paid and the contract is terminated; or

     4.   Excess Withdrawals reduce the contract value to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non- natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons remains unchanged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT FEATURE?" above.

WE ALSO RESERVE THE RIGHT TO MODIFY THE LIVING BENEFITS AT THE TIME OF EXTENSION FOR EXISTING CONTRACTS AS INDICATED ABOVE.


MARKETLOCK AND MARKETLOCK FOR TWO

MarketLock and MarketLock For Two are optional guaranteed minimum withdrawal benefits that guarantee an income stream based on Purchase Payments made during the first two contract years and only guarantee lifetime withdrawals in the manner described below. These features may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or tax-qualified plans.

WITHDRAWALS UNDER THE FEATURES ARE TREATED LIKE ANY OTHER WITHDRAWAL FOR THE PURPOSE OF CALCULATING TAXABLE INCOME, DEDUCTING APPLICABLE WITHDRAWAL CHARGES, AND REDUCING THE CONTRACT VALUE, FREE WITHDRAWAL AMOUNTS AND ALL OTHER BENEFITS, FEATURES AND CONDITIONS OF YOUR CONTRACT.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.


MARKETLOCK
For contracts issued prior to May 1, 2006, MarketLock guarantees the Maximum Anniversary Value (MAV) can be taken during the first 10 years of the contract through a series of withdrawals. In addition, for contracts issued on or after May 1, 2006, if the owner begins withdrawals after age 65, the withdrawal amount is guaranteed to last for life.


MARKETLOCK SUMMARY TABLE:


                                        MAXIMUM                              MAXIMUM
                                        ANNUAL                               ANNUAL
                                      WITHDRAWAL      INITIAL MINIMUM      WITHDRAWAL
                                      PERCENTAGE*        WITHDRAWAL       PERCENTAGE IF
                                     PRIOR TO ANY     PERIOD PRIOR TO     EXTENSION IS
     TIME OF FIRST WITHDRAWAL          EXTENSION       ANY EXTENSION         ELECTED
 Before 5th Benefit Year                 5%              20 years              5%
   anniversary
 On or after 5th Benefit Year            7%            14.28 years             7%
   anniversary
 On or after 10th Benefit Year           10%             10 years              7%
   anniversary
 On or after 20th Benefit Year           10%             10 years             10%
   anniversary
 On or after the older contract          5%            Life of the             5%
   owner's 65th birthday**                            older contract
                                                          owner

* For the purposes of complying with the Maximum Annual Withdrawal Percentage, the amount of the withdrawal would


                                       44



    include any charges applicable to the withdrawal. If you are taking required minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract only is greater than the Maximum Annual Withdrawal Amount, that portion of the withdrawal will not be treated as an excess withdrawal. Any portion of a RMD withdrawal that is based on amounts greater than this contract alone will be considered an excess withdrawal. This will result in cancellation of the lifetime withdrawals and may further reduce your Maximum Annual Withdrawal Amount, MAV Benefit Base, and remaining Minimum Withdrawal Period. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the Systematic Withdrawal Program administered by our Annuity Service Center. If you are purchasing this contract by transferring from another IRA and plan to immediately utilize this feature to satisfy RMD, you should take the current year required withdrawal prior to moving your money to this contract since we can only provide one RMD withdrawal per contract year (which may cross over two tax years). Further, if the RMD basis for this tax year was calculated by the investment company from which you are transferring your investment and it is greater than the amount transferred to this contract, we cannot systematically calculate and support the RMD basis. Therefore, you should take the RMD before transferring your investment. Please see "How are the components for MarketLock and MarketLock For Two calculated?" below.

** For contracts issued on or after May 1, 2006, lifetime withdrawals are available so long as your first withdrawal is taken on or after age 65 and withdrawals do not exceed the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year (other than for RMD amounts for this contract that are greater than the Maximum Annual Withdrawal Amount), lifetime withdrawals are no longer available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.


MARKETLOCK FOR TWO SUMMARY TABLE:


                                                 MAXIMUM ANNUAL
          AGE OF THE YOUNGER SPOUSE                WITHDRAWAL
         AT TIME OF FIRST WITHDRAWAL              PERCENTAGE*
  At least age 55 but prior to 63rd birthday          4%
  At least age 63 but prior to 76th birthday          5%
              On or after 76th birthday               6%

* If you are taking required minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract is greater than the Maximum Annual Withdrawal Amount (defined below), that portion of the withdrawal will not be treated as an excess withdrawal. Any portion of a RMD withdrawal that is based on amounts other than this contract will not be considered a RMD from this contract. Please see "What are the effects of withdrawals on MarketLock and MarketLock For Two?" below.


How are the components for MarketLock and MarketLock For Two calculated?


FIRST, we determine the Eligible Purchase Payments, which include the amount of Purchase Payments received during the first two years after your contract issue date, adjusted for any withdrawals during that period. Any Purchase Payments we receive more than two years after your contract issue date are considered Ineligible Purchase Payments. The calculation of Eligible Purchase Payments does not include any Payment Enhancements and/or spousal continuation contribution, if any; however, Payment Enhancements and/or spousal continuation contribution, if any; are included in the calculation of Anniversary Values, as defined below. Eligible Purchase Payments are limited to $1.5 million without prior Company approval.


SECOND, we consider the MAV EVALUATION PERIOD, which begins on your contract issue date and ends on your 10th contract anniversary. On the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

THIRD, we determine the ANNIVERSARY VALUE which equals the value of your contract on any contract anniversary during the MAV Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the MAV BENEFIT BASE. Initially, the MAV Benefit Base equals the first Eligible Purchase Payment. Thereafter, the MAV Benefit Base is increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any withdrawals (Excess Withdrawals for MarketLock For Two) of contract value are taken. On each contract anniversary throughout the MAV Evaluation Period, the MAV Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current MAV Benefit Base and any previous year's Anniversary Value. Other than adjustments made for withdrawals (Excess Withdrawals for MarketLock For Two), the MAV Benefit Base will only be adjusted upwards, and subsequent lower Anniversary Values through the MAV Evaluation Period will not result in a lower MAV Benefit Base.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year under the features and is an amount calculated by multiplying the current MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage. The applicable Maximum Annual Withdrawal Percentage differs by feature as follows:

     MarketLock: The applicable Maximum Annual Withdrawal Percentage is determined based on the Benefit Year when you take your first withdrawal. Or, for contracts issued on or after May 1, 2006, the Maximum Annual Withdrawal Percentage is determined based on whether you are taking lifetime withdrawals.

     MarketLock For Two: The applicable Maximum Annual Withdrawal Percentage is determined based on the younger spouse's age when you take your first withdrawal.


                                       45



If the MAV Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage. If the MAV Benefit Base is increased for Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated upon receipt of each Eligible Purchase Payment by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

FINALLY, for MarketLock only, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin and is recalculated when the MAV Benefit Base is adjusted to a higher Anniversary Value by dividing the MAV Benefit Base by the Maximum Annual Withdrawal Amount. The Minimum Withdrawal Periods will be reduced due to Excess Withdrawals.


Can I extend the MAV Evaluation Period beyond 10 years?

Yes, the MAV Evaluation Period may be extended as long as the Benefit is still in effect and the older owner (younger spouse for MarketLock For Two) is age 85 or younger at the time extension is elected. We guarantee that you will be given the opportunity to extend the MAV Evaluation Period under these conditions for at least one additional evaluation period of 10 years. IN ORDER TO EXTEND THE MAV EVALUATION PERIOD, YOU MUST CONTACT US NO LATER THAN 30 DAYS BEFORE THE END OF THE CURRENT MAV EVALUATION PERIOD. If you elect to extend the MAV Evaluation Period, the MAV Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. Please see "HOW ARE THE COMPONENTS OF MARKETLOCK AND MARKETLOCK FOR TWO CALCULATED?" above. Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee (and Maximum Annual Withdrawal Percentage for MarketLock), will change to those in effect at the time you elect to extend, which may be different from the components when you initially elected the feature. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the MAV Evaluation Period. Additional MAV Evaluation Periods may be offered at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the MAV Benefit Base will no longer be adjusted on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals, (Excess Withdrawals for MarketLock For Two). You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

What are the fees for MarketLock and MarketLock For Two?

The annualized fee for MarketLock is calculated as 0.65% of the MAV Benefit Base for all years in which the feature is in effect. However, if you elect to extend the MAV Evaluation Period the fee may change at the time of the extension. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following your contract issue date and ending upon termination of the Benefit. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter.

The annualized fee for MarketLock For Two for all years in which the feature is in effect, is calculated as 0.40% of the MAV Benefit Base prior to any withdrawal being taken and 0.80% of the MAV Benefit Base after the first withdrawal is taken assessed at the end of the quarter in which the first withdrawal is taken. However, if you elect to extend the MAV Evaluation Period the fee may change at the time of the extension.

An increase in the MAV Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following your contract issue date and ending upon termination of the Benefit. If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter.


What are the effects of withdrawals on MarketLock and MarketLock For Two?


MARKETLOCK
The Maximum Annual Withdrawal Amount, MAV Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.

In addition, for contracts issued on or after May 1, 2006, if you elect to begin withdrawals prior to your 65th birthday (if jointly owned, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after your 65th birthday (older owner's 65th birthday if jointly owned) and wish to receive lifetime withdrawals, you must withdraw no more than the Maximum Annual Withdrawal Amount which is calculated as 5% of the MAV Benefit Base. Lifetime withdrawals do not change unless the MAV Benefit Base increases due to additional Eligible Purchase Payments or a MAV Benefit Base step-up anniversary. If the amount of withdrawals, at any time, exceeds 5% of the MAV Benefit Base in a Benefit Year, you will not receive lifetime withdrawals. However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the MarketLock Summary Table and under


                                       46



"HOW ARE THE COMPONENTS FOR MARKETLOCK AND MARKETLOCK FOR TWO CALCULATED?" above, based on when you took your first withdrawal and adjusted for withdrawals already taken.

Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the MAV Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered Excess Withdrawals. We define Excess Withdrawals as either: 1) any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess Withdrawals will reduce the MAV Benefit Base by the greater of: (a) the amount of the Excess Withdrawal; or (b) the relative size of the Excess Withdrawal in relation to the contract value prior to the Excess Withdrawal, as described below. This means that if contract value is less than the MAV Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the MAV Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount. The impact of withdrawals and the effect on each component of MarketLock are further explained below:

     MAV BENEFIT BASE: Withdrawals reduce the MAV Benefit Base as follows:

     (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base will be reduced by the amount of the withdrawal;

     (2)    Excess Withdrawals reduce the MAV Benefit Base as follows:

            If total withdrawals during the Benefit Year, including the current withdrawal, exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is reduced to the lesser of (a) or (b), where:

            (a) is the MAV Benefit Base immediately prior to the withdrawal minus the amount of the Excess Withdrawal, or;

            (b) is the MAV Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the Excess Withdrawal.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount will not change for the next Benefit Year unless your MAV Benefit Base is adjusted upward. If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated on the next contract anniversary. The new Maximum Annual Withdrawal Amount will equal the new MAV Benefit Base after any withdrawals on that contract anniversary, divided by the new Minimum Withdrawal Period on that contract anniversary. On that contract anniversary, the new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amount.

     MINIMUM WITHDRAWAL PERIOD: On each contract anniversary, a new Minimum Withdrawal Period is calculated as shown in the table below.


    THE AMOUNT WITHDRAWN
     IN A BENEFIT YEAR            EFFECT ON MINIMUM WITHDRAWAL PERIOD
       Amounts up to the         New Minimum Withdrawal Period = the
         Maximum Annual           MAV Benefit Base (which includes a
       Withdrawal Amount       deduction for any previous withdrawal),
                                divided by the current Maximum Annual
                                          Withdrawal Amount
  Amounts in excess of the       New Minimum Withdrawal Period = the
         Maximum Annual       Minimum Withdrawal Period as of the prior
       Withdrawal Amount         contract anniversary minus one year

MARKETLOCK FOR TWO
Any withdrawals in a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount, do not reduce the MAV Benefit Base. We define Excess Withdrawals as either: 1) any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess Withdrawals will reduce the MAV Benefit Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. Excess Withdrawals also result in a reduction to your Maximum Annual Withdrawal Amount because it is recalculated after each Excess Withdrawal by multiplying the reduced MAV Benefit Base by the existing Maximum Annual Withdrawal Percentage. In addition, if in any year an Excess Withdrawal reduces the contract value to zero, MarketLock For Two is terminated and you will not continue to receive withdrawals over your and your spouse's lifetime. The impact of withdrawals and the effect on each component of MarketLock For Two are further explained below:

     MAV BENEFIT BASE: If the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is not reduced for those withdrawals. Excess Withdrawals as described above reduce the MAV Benefit Base as follows:

     For each Excess Withdrawal taken, the MAV Benefit Base is reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated


                                       47



     each time there is a change in the MAV Benefit Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your MAV Benefit Base is adjusted upward (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK AND MARKETLOCK FOR TWO CALCULATED?"). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced MAV Benefit Base by the existing Maximum Annual Withdrawal Percentage. This newly recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount.


What happens if my contract value is reduced to zero?


MARKETLOCK
If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable under the feature until the MAV Benefit Base is zero. Further, for contracts issued on or after May 1, 2006, if you are eligible to take lifetime withdrawals, a Benefit is still payable even if the contract value and MAV Benefit Base both equal zero. However, the contract's other benefits will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers and no death benefit or future annuitization payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zero, to receive any remaining Benefit, you must select one of the following income options:

     1. The current Maximum Annual Withdrawal Amount, paid equally on a monthly, quarterly, semi-annual or annual frequency as selected by you until either: (a) the time at which the Minimum Withdrawal Period equals zero, or (b) for contracts issued on or after May 1, 2006, if receiving lifetime withdrawals, the date of death of the older contract owner; or

     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     3.   Any payment option mutually agreeable between you and us.


MARKETLOCK FOR TWO
If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable over your lifetime and the lifetime of your spouse. However, if due to an Excess Withdrawal, your contract value is reduced to zero, no Benefit remains.

The contract's other benefits will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers and no death benefit or future annuity payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero eliminating any other benefits of the contract.

Except as described above, when the contract value equals zero, to receive any remaining benefit, you may select one of the following income options:

     1. The current Maximum Annual Withdrawal Amount, paid equally on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the surviving spouse; or

     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     3.   Any payment option mutually agreeable between you and us.

If you do not select a payment option, the remaining Benefit will be paid as the current Maximum Annual Withdrawal Amount on a quarterly basis until the date of death of the surviving spouse.


What happens to MarketLock and MarketLock For Two upon a spousal continuation?


MARKETLOCK
A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, for contracts issued on or after May 1, 2006, lifetime withdrawals or the option to receive lifetime withdrawals will cease upon death of the older owner. Excluding the lifetime option, a younger Continuing Spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock Summary Table above based on when the first withdrawal was taken and adjusted for any withdrawals already taken. In the event of the death of the younger spouse, the older spousal beneficiary may continue to receive lifetime withdrawals because they are based on the older owner's life.

If the contract owner elected MarketLock and dies during the MAV Evaluation Period and the spousal beneficiary continues the Benefit, we will continue to re-evaluate the MAV Benefit Base on each contract anniversary during the MAV Evaluation Period, and any spousal continuation contribution is included in the calculation of the Anniversary Value. Additionally, the Continuing Spouse may extend the MAV Evaluation Period an additional period of 10 years provided that
(1) the original owner did not previously extend the MAV Evaluation Period and
(2) the Continuing Spouse is age 85 or younger at the time they extend the MAV Evaluation Period. Payment Enhancements and spousal continuation contributions are not considered to be Eligible Purchase Payments. However, Payment


                                       48



Enhancements and spousal continuation contributions are included in the Anniversary Values for the purpose of determining the MAV Benefit Base during the MAV Evaluation Period.


MARKETLOCK FOR TWO
The components of the feature will not change as a result of a spousal continuation. A Continuing Spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock For Two Summary Table above based on the age of the younger spouse when the first withdrawal was taken and based on the MAV Benefit Base at the time of spousal continuation. Alternatively, if contract value is greater than zero, a Continuing Spouse may make a death claim under the death provisions of the contract and terminate the contract and the MarketLock For Two feature.

If spousal continuation occurs during the MAV Evaluation Period, the Continuing Spouse will continue to receive any upward adjustments due to market gains to the MAV Benefit Base during the period and any spousal continuation contribution is included in the Anniversary Value. However, spousal continuation contributions are not considered to be Eligible Purchase Payments. In addition, the Continuing Spouse will be eligible to extend the MAV Evaluation Period upon the expiration of the initial period. Please see "Can I extend the MAV Evaluation Period beyond 10 years?" above.


Can my non-spousal Beneficiary elect to receive any remaining withdrawals under MarketLock upon my death?

For contracts issued on or after May 1, 2006, upon the death of the older contract owner, lifetime withdrawals will no longer be available.

If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates MarketLock. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The other components of the feature will not change. However, the contract and its other benefits will be terminated.


Can a non-spousal Beneficiary elect to receive any remaining benefits under MarketLock For Two upon the death of the second spouse?

No. Upon the death of both spouses, if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death provisions of the contract, which terminates MarketLock For Two.

What happens to MarketLock and MarketLock For Two upon the Latest Annuity Date?

Upon election of any of the options described below, the Accumulation Phase of your contract ends and the Income Phase begins. Therefore, if electing Income Payments for the life of the Annuitant, upon death, no benefit remains and the contract and its features will terminate.


MARKETLOCK
If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following options:

     1.   Annuitize the contract value under the contract's annuity provisions;
          or

     2. For contracts issued on or after May 1, 2006, if eligible for lifetime withdrawals, even if the MAV Benefit Base equals zero, elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, paid equally on a monthly, quarterly, semi- annual or annual frequency as selected by you, until your death; or

     3. Elect to receive your remaining MAV Benefit Base on the Latest Annuity Date paid over the Minimum Withdrawal Period with payments equal to the current Maximum Annual Withdrawal Amount. If withdrawals have not started, your Maximum Annual Withdrawal Amount and Minimum Withdrawal Period will be calculated based on the applicable Maximum Annual Withdrawal Percentage; or

     4.   Any payment option mutually agreeable between you and us.


MARKETLOCK FOR TWO
If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following options:

     1.   Annuitize the contract value under the contract's annuity provisions;
          or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, paid equally on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the surviving spouse, if eligible for lifetime withdrawals, even if the MAV Benefit Base is zero; or

     3.   Any payment option mutually agreeable between you and us.


Can MarketLock and MarketLock For Two be cancelled?

MarketLock and MarketLock For Two may be cancelled on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary thereafter. Once the feature is


                                       49



cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not re-elect the feature after cancellation.


Are there circumstances under which MarketLock and MarketLock For Two will automatically terminate?


MARKETLOCK
MarketLock automatically terminates upon the occurrence of one of the following:

     1. The Minimum Withdrawal Period has been reduced to zero unless, for contracts issued on or after May 1, 2006, conditions for lifetime withdrawals are met; or

     2.   Annuitization of the contract; or

     3.   Full surrender of the contract; or

     4.   Death benefit is paid.

     5. Upon a spousal continuation, the Continuing Spouse elects not to continue the contract with the feature.

For contracts issued on or after May 1, 2006, lifetime withdrawals will not be available in the event of:

     1.   An ownership change which results in a change of the older owner;* or

     2.   Withdrawals prior to the 65th birthday of the older owner; or

     3.   Death of the older owner; or

     4.   A Spousal Continuation (upon the death of the older owner); or

     5.   A withdrawal in excess of 5% of MAV Benefit Base.**

* If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

** If a required minimum distribution withdrawal for this contract exceeds the Maximum Annual Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated.


MARKETLOCK FOR TWO
MarketLock For Two automatically terminates upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Full surrender of the contract; or

     3. A death benefit is paid and the contract is not continued by the spouse; or

     4. Excess Withdrawals that reduce the contract value to zero which then reduces the MAV Benefit Base to zero; or

     5.   Death of surviving original spouse; or

     6. A change in ownership that involves the original owner(s) except as noted below and under "Are there circumstances under which guaranteed withdrawals over the lifetime of your spouse are terminated?"*

* If a change of ownership occurs from a natural person to a non-natural entity, the original natural owner(s) must also be the annuitant(s) after the ownership change to prevent termination of MarketLock For Two. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner(s) was the original natural annuitant(s) in order to prevent termination of MarketLock For Two. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals over the lifetime of your spouse are terminated?

Under any of the following circumstances, MarketLock For Two will provide a guarantee for your lifetime and not the lifetime of your spouse:

     1.   One of the two original owners is removed from the contract; or

     2.   The original spousal beneficiary is removed or replaced; or

     3. The original spousal joint owner or spousal beneficiary is removed or replaced upon divorce; or

     4. The original spousal joint owners or spousal beneficiary are no longer married at the time of death of the first spouse.

Under these circumstances, the original remaining owner continues to pay the fee for MarketLock For Two and receives the Benefit for his/her lifetime only, or may choose to terminate the feature as described under "Can MarketLock and MarketLock For Two be cancelled?"


POLARIS INCOME REWARDS

Polaris Income Rewards is an optional guaranteed withdrawal benefit that guarantees an income stream based on all Purchase Payments made into your contract during the first 90 days after contract issue, with an opportunity for a Step-Up Amount, adjusted for withdrawals during that period (the "Benefit"). Polaris Income Rewards does not guarantee investment gains nor does it guarantee a withdrawal of any subsequent Purchase Payments made after the 90th day following the contract issue date. This feature does not guarantee lifetime income payments.

In order to determine the Benefit, we calculate each of the components as described below. The Benefit's components and value may vary depending on the option you chose. Option 1 and 2 are available on contracts issued on and after May 3, 2004. In addition, Option 3 is available on contracts issued on or after May 2, 2005. The earliest date you may begin taking withdrawals under the Benefit is the


                                       50



BENEFIT AVAILABILITY DATE. Each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date is considered a BENEFIT YEAR.


POLARIS INCOME REWARDS SUMMARY:


                                                                       MINIMUM
                                                                     WITHDRAWAL
                                                                     PERIOD* (IF
                                                                       MAXIMUM
                                                                       ANNUAL
                                                        MAXIMUM      WITHDRAWAL
                            BENEFIT                      ANNUAL        AMOUNT
             MAXIMUM     AVAILABILITY     STEP-UP      WITHDRAWAL       TAKEN
 OPTION   ELECTION AGE       DATE         AMOUNT     PERCENTAGE***   EACH YEAR)
    1      Age 80 or       3 years       10%* of        10% of        11 years
          younger on      following    Withdrawal     Withdrawal
         the contract     contract       Benefit     Benefit Base
          issue date     issue date       Base
    2      Age 80 or       5 years       20%* of        10% of        12 years
          younger on      following    Withdrawal     Withdrawal
         the contract     contract       Benefit     Benefit Base
          issue date     issue date       Base
    3      Age 70 or      10 years      50%** of        10% of        15 years
          younger on      following    Withdrawal     Withdrawal
         the contract     contract       Benefit     Benefit Base
          issue date     issue date       Base

* If you elect Option 1 or 2 and take a withdrawal prior to the Benefit Availability Date, you will not receive a Step-Up Amount. The Minimum Withdrawal Period for Options 1 and 2 will be 10 years if you do not receive a Step-Up Amount.

** If you elect Option 3 and take a withdrawal prior to the Benefit Availability Date, you will receive a reduced Step-Up Amount of 30% of the Withdrawal Benefit Base. The Minimum Withdrawal Period will be 13 years if you receive a reduced Step-Up Amount. For contracts issued prior to June 14, 2005, the Maximum Election Age is 80 or younger on the contract issue date.

*** For contract holders subject to annual required minimum distributions, the Maximum Annual Withdrawal Amount will be the greater of: (1) the amount indicated in the table above; or (2) the annual required minimum distribution amount associated with your contract value only. Required minimum distributions may reduce your Minimum Withdrawal Period.


How are the components for Polaris Income Rewards calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments made to the contract during the first 90 days after your contract issue date, adjusted for any withdrawals before the Benefit Availability Date in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. The calculation of Eligible Purchase Payments does not include any Payment Enhancements and/or spousal continuation contributions, if applicable.

SECOND, we determine the WITHDRAWAL BENEFIT BASE. On the Benefit Availability Date, the Withdrawal Benefit Base equals the sum of all Eligible Purchase Payments.

THIRD, we determine the STEP-UP AMOUNT, if any, which is calculated as a specified percentage (listed in the Polaris Income Rewards Summary table above) of the Withdrawal Benefit Base on the Benefit Availability Date. The Step-Up Amount is not considered a Purchase Payment and cannot be used in calculating any other benefits, such as death benefits, contract values or annuitization value.

FOURTH, we determine the STEPPED-UP BENEFIT BASE, which is the total amount available for withdrawal under the feature and is used to calculate the minimum time period over which you may take withdrawals under the Polaris Income Rewards feature. The Stepped-Up Benefit Base equals the Withdrawal Benefit Base plus the Step-Up Amount, if any.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which is a stated percentage (listed in the Polaris Income Rewards Summary table above) of the Withdrawal Benefit Base and represents the maximum amount of withdrawals that are available under this feature each Benefit Year after the Benefit Availability Date.

FINALLY, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the Polaris Income Rewards feature. The Minimum Withdrawal Period is calculated by dividing the Stepped-Up Benefit Base by the Maximum Annual Withdrawal Amount.


What is the fee for Polaris Income Rewards?

The annualized Polaris Income Rewards fee will be assessed as a percentage of the Withdrawal Benefit Base. The fee will be calculated and deducted quarterly from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter.

For contracts issued in Washington, the entire fee will be deducted from the portion of your contract value allocated to the Variable Portfolios.

The fee is as follows:


     CONTRACT YEAR        ANNUALIZED FEE
       0-7 years              0.65%
       8-10 years             0.45%
          11+                 None

What are the effects of withdrawals on Polaris Income Rewards?

Withdrawals after the Benefit Availability Date equal to or less than the Maximum Annual Withdrawal Amount generally reduce the Benefit by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount will reduce the Benefit in the same proportion that the contract value was reduced at the time of the withdrawal. This means if investment performance is down and contract value is reduced, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a greater reduction of the Benefit. The impact of


                                       51



withdrawals and the effect on each component of Polaris Income Rewards are further explained through the calculations below:

     WITHDRAWAL BENEFIT BASE: Withdrawals prior to the Benefit Availability Date reduce the Withdrawal Benefit Base in the same proportion that the contract value was reduced at the time of the withdrawal. Withdrawals prior to the Benefit Availability Date also eliminate any Step-Up Amount for Options 1 and 2 and reduce the Step-Up Amount to 30% of the Withdrawal Benefit Base for Option 3. Withdrawals after the Benefit Availability Date will not reduce the Withdrawal Benefit Base until the sum of withdrawals after the Benefit Availability Date exceeds the Step-Up Amount. Thereafter, any withdrawal or portion of a withdrawal will reduce the Withdrawal Benefit Base as follows:

     (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the Withdrawal Benefit Base will be reduced by the amount of the withdrawal, or

     (2) If the withdrawal causes total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the Withdrawal Benefit Base is reduced to the lesser of (a) or (b), where:

            (a) is the Withdrawal Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

            (b) is the Withdrawal Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the withdrawal.

     STEPPED-UP BENEFIT BASE: Since withdrawals prior to the Benefit Availability Date eliminate any Step-Up Amount for Options 1 and 2, the Stepped-Up Benefit Base will be equal to the Withdrawal Benefit Base if you take withdrawals prior to the Benefit Availability Date. For Option 3, if you take withdrawals prior to the Benefit Availability Date, the Stepped-Up Benefit Base will be equal to the Withdrawal Benefit Base plus the reduced Step-Up Amount which will be 30% of the Withdrawal Benefit Base, adjusted for such withdrawals. If you do not take withdrawals prior to the Benefit Availability Date, you will receive the entire Step-Up Amount and the Stepped-Up Benefit Base will equal the Withdrawal Benefit Base plus the Step-Up Amount.

     After the Benefit Availability Date, any withdrawal that does not cause total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount will reduce the Stepped-Up Benefit Base by the amount of the withdrawal. After the Benefit Availability Date, any withdrawal that causes total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount (in that Benefit Year) reduces the Stepped-Up Benefit Base to the lesser of (a) or (b), where:

            (a) is the Stepped-Up Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

            (b) is the Stepped-Up Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the withdrawal.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount does not change for the next Benefit Year. If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated at the start of the next Benefit Year. The new Maximum Annual Withdrawal Amount will equal the Stepped-Up Benefit Base on that Benefit Year anniversary divided by the Minimum Withdrawal Period on that Benefit Year anniversary. The new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amounts.

     MINIMUM WITHDRAWAL PERIOD: After each withdrawal, a new Minimum Withdrawal Period is calculated. If total withdrawals in a Benefit Year are less than or equal to the current Maximum Annual Withdrawal Amount, the new Minimum Withdrawal Period equals the Stepped-Up Benefit Base after the withdrawal, divided by the current Maximum Annual Withdrawal Amount.

     During any Benefit Year in which the sum of withdrawals exceeds the Maximum Annual Withdrawal Amount, the new Minimum Withdrawal Period equals the Minimum Withdrawal Period calculated at the end of the prior Benefit Year reduced by one year.


What happens if my contract value is reduced to zero with Polaris Income
Rewards?

If the contract value is zero but the Stepped-Up Benefit Base is greater than zero, a Benefit remains payable under the feature until the Stepped-Up Benefit Base is zero. However, the contract and its features and other benefits will be terminated once the contract value equals zero. Once the contract is terminated, you may not make subsequent Purchase Payments and no death benefit or future annuitization payments are available. Therefore, under adverse market conditions, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

To receive your remaining Benefit, you may select one of the following options:


                                       52



     1. The current Maximum Annual Withdrawal Amount, paid equally on a monthly, quarterly, semi-annual or annual frequency as selected by you until the Stepped-Up Benefit Base equals zero; or

     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     3.   Any payment option mutually agreeable between you and us.

If you do not select a payment option, the remaining Benefit will be paid as the current Maximum Annual Withdrawal Amount on a quarterly basis.


What happens to Polaris Income Rewards upon a spousal continuation?

A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, continuation contributions are not considered to be Eligible Purchase Payments.


Can my non-spousal Beneficiary elect to receive any remaining withdrawals under Polaris Income Rewards upon my death?

If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates Polaris Income Rewards. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Stepped-Up Benefit Base is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The components of the feature will not change.


Can Polaris Income Rewards be cancelled?

Once you elect Polaris Income Rewards, you may not cancel the feature. However, there is no charge for Polaris Income Rewards after the 10th contract anniversary.

Additionally, the feature automatically terminates upon the occurrence of one of the following:

     1.   The Stepped-Up Benefit Base is equal to zero; or

     2.   Annuitization of the contract; or

     3.   Full surrender of the contract; or

     4.   Death benefit is paid; or

     5. Upon a spousal continuation, the Continuing Spouse elects not to continue the contract with the feature.

     6. For contracts issued from May 3, 2004 through October 3, 2004, withdrawals in excess of Maximum Annual Withdrawal Amount in any Benefit Year reduce the Stepped-Up Benefit Base by 50% or more.

What happens to Polaris Income Rewards upon the Latest Annuity Date?

If your contract value and Stepped-Up Benefit Base are greater than zero, and you begin the Income Phase upon or before the Latest Annuity Date, you will not receive the benefit of any remaining guaranteed withdrawals under the feature. Your annuity income payments will be calculated using your contract value and the selected income option.

Withdrawals under this feature are treated like any other withdrawal for the purpose of reducing the contract value, free withdrawal amounts and all other benefits, features and conditions of your contract.

If you elect Polaris Income Rewards and need to take withdrawals or are required to take required minimum distributions ("RMD") under the Internal Revenue Code from your contract prior to the Benefit Availability Date, you should know that such withdrawals may negatively affect the value of the Benefit.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up RMDs and have elected this feature, your withdrawals must be automated and will not be recalculated on an annual basis.


CAPITAL PROTECTOR

Capital Protector is an optional guaranteed minimum accumulation benefit. The feature provides a one-time adjustment ("Benefit") to your contract in the event that your contract value on the 10th contract anniversary ("Benefit Date") is less than the Purchase Payments made in the contract's first 90 days.

Generally, this feature and its corresponding charge cannot be cancelled or terminated prior to the Benefit Date. The feature terminates automatically following the Benefit Date. In addition, the feature will no longer be available and no Benefit will be paid if a death benefit is paid or if the contract is fully surrendered or annuitized before the Benefit Date.

The Benefit is equal to your Benefit Base, as defined below, minus your contract value on the Benefit Date. If the resulting amount is positive, you will receive a Benefit under the feature. If the resulting amount is negative, you will not receive a Benefit.

Your Benefit Base is equal to (a) minus (b) where:

    (a) is the Purchase Payments received on or after the contract issue date in the contract's first 90 days, and;

    (b) is an adjustment for all withdrawals and applicable fees and charges made subsequent to the contract


                                       53



           issue date, in an amount proportionate to the amount by which the withdrawal decreased the contract value at the time of the withdrawal.

Payment Enhancements and spousal continuation contributions, if applicable, are not considered Purchase Payments and are not used in the calculation of the Benefit Base.

The annualized fee is calculated as a percentage of contract value minus Purchase Payments received after the 90th day since the contract issue date. The fee will be calculated and deducted from your contract value each quarter throughout the first 10 full contract years, beginning at the end of the first contract quarter following the contract issue date and up to the Benefit Date. Once the feature is terminated, the charge will no longer be deducted. We will also not assess the quarterly fee if you surrender or annuitize before the end of the quarter.

For contracts issued in Washington, the entire fee will be calculated and deducted from the portion of your contract value allocated to the Variable Portfolios each quarter through the first 10 full contract years.

For contracts issued between February 10, 2003 and April 30, 2004, the fee is as follows:


 CONTRACT YEAR    ANNUALIZED FEE
      0-7             0.45%
      8-10            0.15%
      11+             none

For contracts issued between September 30, 2002 and February 7, 2003, the fee is as follows:


 CONTRACT YEAR    ANNUALIZED FEE
      0-7             0.35%
      8-10            0.10%
      11+             none

If your spouse chooses to continue this contract upon your death, this feature cannot be terminated and the fee will continue to be charged. The Benefit Date will not change as a result of a spousal continuation.

Capital Protector only guarantees Purchase Payments made in the first 90 days after issue. If you plan to add subsequent Purchase Payments after the first 90 days, you should know that Capital Protector will not protect those Purchase Payments.

Since Capital Protector may not guarantee a return of all Purchase Payments, it is important to realize that subsequent Purchase Payments made into the contract may decrease the value of the Benefit. For example, if you are approaching the Benefit Date and your Benefit Base is greater than your contract value, and you then make a subsequent Purchase Payment that causes your contract value to be larger than your Benefit Base on your Benefit Date, you will not receive any Benefit even though you have paid for Capital Protector throughout the first 10 full contract years.

We will allocate the Benefit, if any, on the Benefit Date to the Cash Management Variable Portfolio. Any Benefit paid is not considered a Purchase Payment for purposes of calculating other benefits or features of your contract. Other contract benefits based on earnings, will continue to define earnings as the difference between contract value and Purchase Payments adjusted for withdrawals. For information about how the Benefit is treated for income tax purposes, you should consult a qualified tax advisor for information concerning your particular circumstances.


INCOME PROTECTOR

Income Protector is an optional minimum income benefit, available for an additional charge and provides a future "safety net" which can offer you the ability to receive a guaranteed fixed minimum retirement income when you switch to the Income Phase. If you elect Income Protector, you can know the level of minimum income that will be available to you upon annuitization, regardless of fluctuating market conditions. Income Protector is available on contracts issued prior to May 3, 2004.

The minimum level of Income Protector benefit available is generally based upon the Purchase Payments remaining in your contract at the time you decide to begin taking income. If available and elected, a growth rate can provide increased levels of minimum guaranteed income.


HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME

If you elect Income Protector, we base the amount of minimum income available to you upon a calculation we call the Income Benefit Base. Your Income Benefit Base is equal to your contract value on the date of election. Income Protector is effective on either the date of issue of the contract or at the contract anniversary following your election of Income Protector.

The Income Benefit Base is only a calculation. It does not represent a contract value, nor does it guarantee performance of the Variable Portfolios in which you invest.

Your Income Benefit Base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your contract. The Income Benefit Base is equal to (a) plus (b) minus (c) where:

    (a) is equal to, for the first year of calculation, your initial Purchase Payment, or for each subsequent year of calculation, the Income Benefit Base on the prior contract anniversary, and;

    (b) is equal to the sum of all subsequent Purchase Payments made into the contract since the date of election, and;


                                       54



    (c) is equal to all withdrawals and applicable fees and charges since the date of election, in an amount proportionate to the amount by which such withdrawals decreased your contract value.

In order to obtain the benefit of Income Protector, you may not begin the Income Phase for at least 10 years following election. You may not elect this feature if the required waiting period before beginning the Income Phase would occur later than your Latest Annuity Date.


RE-SET OF YOUR INCOME PROTECTOR BENEFIT

You may also have the opportunity to "Re-Set" your Income Benefit Base. The Re-Set feature allows you to increase your Income Benefit Base to the amount of your contract value on your next contract anniversary. You can only Re-Set within the 30 days before your next contract anniversary. Upon a Re-Set, the waiting period before you can begin the Income Phase will start over. In addition, the Income Protector fee will be charged as a percentage of your Re-Set Income Benefit Base. You may not elect to Re-Set if the required waiting period before beginning the Income Phase would occur later than your Latest Annuity Date.


ELECTING TO RECEIVE INCOME PAYMENTS

You may elect to begin the Income Phase of your contract using the Income Protector Program only within the 30 days after the 10th or later contract anniversary following the effective date of electing Income Protector or Re-Set, if applicable.

The Income Benefit Date is the contract anniversary date on which the Income Benefit is calculated and applied. This is the date as of which we calculate your Income Benefit Base to use in determining your guaranteed minimum income payments. To arrive at the minimum guaranteed income payments available to you, we apply the annuity rates stated in your Income Protector Endorsement for the income option you select to your final Income Benefit Base. You then choose if you would like to receive that income annually, quarterly or monthly for the time guaranteed under your selected annuity option. Your final Income Benefit Base is equal to (a) minus (b) where:

    (a) is your Income Benefit Base as of your Income Benefit Date, and;

    (b) is any withdrawal charges calculated as if you fully surrender your contract as of the Income Benefit Date, and any applicable premium taxes.

The annuity income options available under this feature when using Income Protector to receive your guaranteed income payments are:

     o     Life Annuity with 10 Year Period Certain, or

     o     Joint and 100% Survivor Annuity with 20 Year Period Certain

At the time you elect to begin receiving annuity income payments, we will calculate your annual guaranteed income payments using both your final Income Benefit Base and your contract value. We will use the same income option for each calculation; however, the annuity factors used to calculate your guaranteed income payments under Income Protector will be different. You will receive whichever provides a greater stream of income. If you annuitize using Income Protector, your annuity income payments will be fixed in amount. You are not required to use Income Protector to receive income payments. However, we will not refund fees paid for Income Protector if you annuitize under the annuity provisions of your contract.

You may never need to rely upon the Income Protector, if your contract performs within a historically anticipated range. However, past performance is no guarantee of future results.


FEES ASSOCIATED WITH THE INCOME PROTECTOR PROGRAM

The fee is 0.10% of the Income Benefit Base. We deduct the annual fee from your contract value. If you elect Income Protector at issue, we begin deducting the annual fee on your first contract anniversary. If you elect the feature at some later date, we begin deducting the annual fee on the contract anniversary following the date of election. Upon a Re-Set, the fee will be charged based upon your Re-Set Income Benefit Base.

It is important to note that once you elect Income Protector, you may not cancel your election. We will deduct the charge from your contract value on every contract anniversary up to and including your Income Benefit Date. Additionally, we deduct the full annual fee from your contract value upon surrender.


NOTE TO QUALIFIED CONTRACT HOLDERS

Qualified contracts generally require that you select an annuity income option that does not exceed your life expectancy. That restriction, if it applies to you, may limit the benefit of Income Protector. To utilize Income Protector, you must take annuity income payments under one of the two annuity income options described above. If those annuity income options exceed your life expectancy, you may be prohibited from receiving your guaranteed income payments under the feature. If you own a Qualified contract to which this restriction applies and you elect Income Protector, you may pay for this feature and not be able to realize the benefit.

You should consult your tax advisor for information concerning your particular circumstances.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        MARKETLOCK EXTENSION PARAMETERS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The information below is important to you if you purchased a contract between AUGUST 31, 2005 AND APRIL 28, 2006 and you elected the MARKETLOCK living benefit. As described



                                       55




in the prospectus, the initial MAV Evaluation Period ends after the tenth contract year. On or about your tenth contract anniversary you will have an opportunity to extend the MAV Evaluation Period (the "Extension") for an additional ten years. In choosing the Extension, your fee will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.

If you do not wish to elect the Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the MAV Evaluation Period. However, your MAV Benefit Base will no longer be adjusted for higher anniversary values. Please note that if you do not elect the Extension when it is offered, you will not be permitted to extend the MAV Evaluation Period in the future.

As with all important financial decisions, we recommend that you discuss this with your financial representative.

For information on the MarketLock living benefit you elected at the time of purchase, PLEASE SEE THE MARKETLOCK SECTION UNDER OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.


How do I elect the Extension?

To elect the Extension, you must complete the Election Form you will receive. The terms of the Extension for contracts purchased between August 31, 2005 and April 28, 2006 are detailed below. The MAV Evaluation Period may be extended for an additional 10 year period.


What is the fee if I elect the Extension?

If you elect the Extension, the fee for the living benefit will be increased by 0.25% as follows:




    CURRENT        ANNUALIZED FEE
 ANNUALIZED FEE    AFTER EXTENSION
      0.65%            0.90%



As a reminder, you also have the option to cancel your MarketLock living benefit on your tenth contract anniversary, or any contract anniversary thereafter. If you elect to cancel your living benefit, you will no longer receive the guarantees of the MarketLock benefit and you will no longer be charged the fee.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                   MARKETLOCK FEATURES EXTENSION PARAMETERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The information below is important to you if you purchased a contract between MAY 4, 2009 AND JANUARY 18, 2010 and you elected the MARKETLOCK INCOME PLUS OR MARKETLOCK FOR LIFE PLUS living benefit or if you purchased a contract between MAY 4, 2009 AND JANUARY 20, 2012 and you elected the MARKETLOCK FOR LIFE living benefit. As described in the prospectus you received when you purchased the contract, the initial Income Base Evaluation Period and the initial Income Credit Period (not applicable to MarketLock For Life) end after the fifth contract year. On or about your fifth contract anniversary, you have an opportunity to extend the Income Base Evaluation Period and the Income Credit Period, if applicable, for an additional five years (the "Extension") depending on which MarketLock feature you elected at the time of purchase:




MARKETLOCK FEATURE           CONTRACT PURCHASE DATES
 MarketLock Income Plus      May 4, 2009 - January 18, 2010
 MarketLock For Life Plus    May 4, 2009 - January 18, 2010
 MarketLock For Life         May 4, 2009 - January 20, 2012


In choosing the Extension, your fee and investment requirements will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.

If you do not wish to elect the Extension, no further action is required by you. Your living benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the Income Base Evaluation Period. You will also have the same investment requirements. However, your Income Base will no longer be adjusted for higher anniversary values or income credits (not applicable to MarketLock For Life). Please note that if you do not elect the Extension on or about your fifth anniversary, you will not be permitted to extend the Income Base Evaluation and Income Credit Periods, if applicable, in the future.

As a reminder, you also have the option to cancel your living benefit on your fifth or tenth anniversaries, or any anniversary after the tenth. If you elect to cancel your living benefit, you will no longer receive the guarantees of the living benefit and you will no longer be charged the fee.

As with all important financial decisions, we recommend that you discuss this with your financial representative.

For information on the MarketLock Feature you elected at purchase, please see the MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE PLUS AND MARKETLOCK FOR LIFE UNDER OPTIONAL LIVING BENEFITS.


How do I elect the Extension?

To elect the Extension, you must complete the Election Form we send you. If you elected the MarketLock Income Plus or MarketLock For Life Plus living benefit, both the Income Base Evaluation Period and the Income Credit Period may be extended for an additional 5 year period. If you elected the MarketLock For Life living benefit, the Income Base Evaluation Period may be extended for an additional 5 year period.

As a reminder, the Income Base Evaluation Period refers to the period of time over which we consider anniversary values and the Income Credit Period refers to the period of time over which we calculate a potential Income Credit.


                                       56



These components are used to calculate the Income Base, which determines your Maximum Annual Withdrawal Amount.


What is the fee if I elect the Extension?

If you elect MARKETLOCK INCOME PLUS EXTENSION, the fee for the living benefit will be increased by 0.10% as follows:


                                                  ANNUALIZED FEE AFTER
                     CURRENT ANNUALIZED FEE            EXTENSION
                        (calculated as a            (calculated as a
    NUMBER OF             percentage of         percentage of the Income
 COVERED PERSONS        the Income Base)                 Base)
        One                  1.10%                       1.20%
        Two                  1.35%                       1.45%

If you elect MARKETLOCK FOR LIFE PLUS EXTENSION, the fee for the living benefit will be increased by 0.25% for One Covered Person and 0.20% for Two Covered Persons as follows:


                                                  ANNUALIZED FEE AFTER
                     CURRENT ANNUALIZED FEE            EXTENSION
                        (calculated as a            (calculated as a
    NUMBER OF             percentage of         percentage of the Income
 COVERED PERSONS        the Income Base)                 Base)
        One                  0.95%                       1.20%
        Two                  1.25%                       1.45%

If you elect MARKETLOCK FOR LIFE EXTENSION, the fee for the living benefit will be increased by 0.25% as follows:


                                                  ANNUALIZED FEE AFTER
                     CURRENT ANNUALIZED FEE            EXTENSION
                        (calculated as a            (calculated as a
    NUMBER OF             percentage of         percentage of the Income
 COVERED PERSONS        the Income Base)                 Base)
        One                  0.70%                       0.95%
        Two                  0.95%                       1.20%

What are the investment requirements if I elect the Extension?

The Investment Requirements for the Extension are different from, and are more restrictive than, the Investment Requirements of your current MarketLock Income Plus, MarketLock For Life Plus or MarketLock For Life living benefit. If you elect the Extension, you must allocate your assets in accordance with one of the following options:





 Option 1     Up to 100% in one or more of the following:
              SunAmerica Dynamic Allocation Portfolio
              SunAmerica Dynamic Strategy Portfolio
              Cash Management Portfolio
 Option 2     At least 50% and up to 100% in one or more of the following:
              SunAmerica Dynamic Allocation Portfolio
              SunAmerica Dynamic Strategy Portfolio
              Cash Management Portfolio
              Up to 50% in one or more of the following Variable
              Portfolios:
              American Funds Asset Allocation SAST
              Asset Allocation
              Balanced (JPM)
              Franklin Income VIP Fund
              SA MFS Total Return


 Option 3     25% SunAmerica Dynamic Allocation Portfolio and
              25% SunAmerica Dynamic Strategy Portfolio and

              50% in one of the following Models:
              Polaris Portfolio Allocator Models*:
              Model 1, Model 2 or Model 3
              * Please see the allocations for the currently available Polaris
              Portfolio Allocator Models above.
 Option 4     At least 50% and up to 100% in one or more of the following:
              SunAmerica Dynamic Allocation Portfolio
              SunAmerica Dynamic Strategy Portfolio
              Cash Management Portfolio
              Up to 50% in accordance with the requirements outlined in the table below:





  INVESTMENT       INVESTMENT         VARIABLE PORTFOLIOS
     GROUP        REQUIREMENT        AND/OR FIXED ACCOUNTS
 A. BOND,        Minimum 15%     Corporate Bond
  CASH           Maximum 50%     Global Bond
  AND FIXED                      Government and Quality Bond
  ACCOUNTS                       Real Return
                                 SA JPMorgan MFS Core Bond
                                 DCA FIXED ACCOUNTS
                                 6-Month DCA
                                 1-Year DCA
                                 2-Year DCA
                                 FIXED ACCOUNTS
                                 1-Year Fixed (if available)


                                       57





  INVESTMENT      INVESTMENT               VARIABLE PORTFOLIOS
    GROUP        REQUIREMENT              AND/OR FIXED ACCOUNTS
 B. EQUITY       Minimum 0%     Aggressive Growth
  MAXIMUM       Maximum 35%     American Funds Asset Allocation SAST
                                American Funds Global Growth SAST
                                American Funds Growth SAST
                                American Funds Growth-Income SAST
                                Asset Allocation
                                Balanced1
                                Balanced
                                Blue Chip Growth
                                Capital Appreciation
                                Columbia VP-Asset Allocation Fund1
                                Columbia VP-Dividend Opportunity Fund1
                                Columbia VP-Income Opportunities Fund1
                                Columbia VP-International Opportunities
                                Fund1
                                Columbia VP-Marsico Focused Equities
                                Fund1
                                Columbia VP-Marsico Growth Fund1
                                Columbia VP-Mid Cap Growth Fund1
                                Conservative Growth
                                Davis Venture Value
                                "Dogs" of Wall Street
                                Equity Opportunities
                                Foreign Value
                                Franklin Founding Funds Allocation VIP
                                Fund
                                Franklin Income VIP Fund
                                Fundamental Growth
                                Global Equities
                                Growth
                                Growth-Income
                                High Yield Bond
                                International Diversified Equities
                                International Growth and Income
                                Invesco V.I. American Franchise Fund,
                                Series II Shares
                                Invesco V.I. Comstock Fund, Series II
                                Shares
                                Invesco V.I. Growth and Income Fund,
                                Series II Shares
                                Lord Abbett Growth and Income
                                SA AB Growth
                                SA Marsico Focused Growth
                                SA MFS Massachusetts Investors Trust
                                SA MFS Total Return
                                Small & Mid Cap Value
                                Strategic Growth
                                Telecom Utility
 C. LIMITED      Minimum 0%     Capital Growth
  EQUITY         Maximum 5%     Columbia VP-Marsico 21st Century Fund1
                                Columbia VP-Small Company Growth
                                Fund1
                                Emerging Markets
                                Growth Opportunities
                                Mid-Cap Growth
                                Natural Resources
                                Real Estate
                                Small Company Value
                                Technology



 1 Only available if you purchased your contract through Banc of America
     Investment Services, Inc.



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 DEATH BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary.

We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

If the contract is owned by a trust or any other non-natural person, we will treat the death of the Primary Annuitant as the death of any Owner.

If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no death benefit will be paid. PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE.


You designate your Beneficiary(ies) who will receive any death benefit payments. You may change the Beneficiary at any time. If your contract is jointly owned, the surviving joint Owner is the sole Beneficiary. Joint Annuitants, if any, when the Owner is a non-natural person shall be each other's sole Beneficiary, except when the Owner is a charitable remainder trust. In designating your Beneficiary, you may impose restrictions on the timing and manner of the payment of death benefits. Those restrictions can govern the payment of the death benefit.


If any contract is owned by a trust, whether as an agent for a natural person or otherwise, you should consider the contractual provisions that apply, including provisions that apply in the event of the death or change of an Annuitant, in determining whether the contract is an appropriate trust investment. You may wish to consult with your tax and/or legal adviser.


We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death in Good Order. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. If the death benefit request is not received by us in Good Order or if notification of the death is made by the Beneficiary prior to submitting all required paperwork and satisfactory proof of death, the Beneficiary may have the option of transferring the entire contract value to the Cash Management Variable Portfolio or available Fixed Account by contacting the Annuity Service Center. We consider due proof of death in Good Order to be satisfactory written proof of death which may include: (1) a certified copy of the death certificate; (2) a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or (3) a written statement by a medical doctor who attended the deceased at the time of death.


For contracts in which the aggregate of all Purchase Payments in contracts issued by the Company or its affiliate, The United States Life Insurance Company in the City of New York, to the same Owner/Annuitant are in excess of $1,500,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


                                       58




If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death received by us in Good Order, we pay a lump sum death benefit by check to the Beneficiary's address of record, unless otherwise required by state law.


The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the contract at the then current value. PLEASE SEE SPOUSAL CONTINUATION BELOW.


BENEFICIARY CONTINUATION PROGRAMS

EXTENDED LEGACY PROGRAM

The Extended Legacy Program, if available, can allow a Beneficiary to an existing contract issued by the Company to take the death benefit amount in the form of withdrawals over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution. The Beneficiary may elect the Extended Legacy Program on the Death Claim Form. The Extended Legacy Guide includes important information regarding the program offered to Beneficiaries on or after September 20, 2010. The Extended Legacy Guide may be requested from the Annuity Service Center.

We will send the Beneficiary a prospectus which describes the investment options and administrative features available under the Extended Legacy Program along with the Extended Legacy Guide. The prospectus that the Beneficiary will receive may be for a different product than the original Owner purchased. Upon election of the Extended Legacy Program, the contract continues in the original Owner's name for the benefit of the Beneficiary. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death. Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs. Your Beneficiary cannot participate in the Extended Legacy Program if he/she has already elected another settlement option.

If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.

There are certain restrictions applicable to the Extended Legacy Program. The Extended Legacy Program cannot be elected with rollover contracts from other companies. No Purchase Payments are permitted. Living Benefits and Death Benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted. In the event of the Beneficiary's death, any remaining contract value will be paid to the person(s) named by the Beneficiary. The contract may not be assigned and ownership may not be changed or jointly owned.

We may offer Variable Portfolios currently available under the Separate Account to the Beneficiary upon election of the Extended Legacy Program. These Variable Portfolios may differ from those available to the original Owner; in addition, the Variable Portfolios may be of a different share class subject to higher 12b-1 fees. The Beneficiary may transfer funds among the Variable Portfolios. Any Fixed Accounts that may have been available to the original Owner will no longer be available for investment to the Beneficiary.

If the Beneficiary elects the Extended Legacy Program, we will charge a lower annual Separate Account Charge of 1.15%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges. Additionally, the Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.

Beneficiaries that elected the Extended Legacy Program prior to September 20, 2010 will continue to be charged the same Separate Account Charge as described above under SEPARATE ACCOUNT EXPENSES and will continue to be offered the same Variable Portfolios as the original Owner.


5-YEAR SETTLEMENT OPTION

The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the death benefit proceeds must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year settlement option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).

PLEASE CONSULT A QUALIFIED ADVISER REGARDING TAX IMPLICATIONS ABOUT YOUR PARTICULAR CIRCUMSTANCES IF YOU ARE CONSIDERING ONE OF THESE BENEFICIARY CONTINUATION OPTIONS.


DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.


                                       59



We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal.

The term "Withdrawal Adjustment" is used, if you have elected a Living Benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when you take a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to your 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to your 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value. If a withdrawal is taken on or after your 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday.

The death benefit is calculated differently depending on whether you have also elected one of the Living Benefits described above.

THE FOLLOWING IS A DESCRIPTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FOR CONTRACTS ISSUED ON OR AFTER MAY 1, 2009:


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

The death benefit is calculated differently depending on whether you have also elected one of the Living Benefits described above. In addition, you may also elect the optional EstatePlus feature, described below. These elections must be made at the time you purchase your contract and once made, cannot be changed or terminated. You may pay for the optional EstatePlus feature and your Beneficiary may never receive the benefit once you begin the Income Phase.

THE FOLLOWING DESCRIBES THE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

If the contract is issued on or after your 83rd birthday but prior to your 86th birthday, the death benefit is the greater of contract value or Net Purchase Payments.

THE FOLLOWING DESCRIBES THE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Purchase Payments reduced by:

          a. any Withdrawal Adjustments, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that contract anniversary; and reduced by:

          a. any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

If the contract is issued on or after your 83rd birthday but prior to your 86th birthday, the death benefit is the greater of:

     1.   Contract value; or

     2.   The lesser of:

          a.  Net Purchase Payments; or

          b.  125% of contract value.

                                       60



THE FOLLOWING IS A DESCRIPTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION FOR CONTRACTS ISSUED BETWEEN JUNE 2, 2004 AND APRIL 30, 2009:

If the contract is issued prior to your 83rd birthday, the death benefit is the greatest of:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to your 83rd birthday. The anniversary value equals the contract value on a contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Net Purchase Payments since that anniversary.

If the contract is issued on or after your 83rd birthday but before your 86th birthday, the death benefit is greater of:

     1.   Contract value; or

     2.   The lesser of:

          a.  Net Purchase Payments; or

          b.  125% of contract value.


THE FOLLOWING IS APPLICABLE TO THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION FOR CONTRACTS ISSUED BETWEEN JUNE 2, 2004 AND MAY 1, 2007:


Under the Maximum Anniversary Value option, if you die on or after your 90th birthday, the death benefit is equal to your contract value. Accordingly, you will not get any benefit from this option if you are age 90 or older at the time of death.

THE FOLLOWING IS A DESCRIPTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION FOR CONTRACTS ISSUED BETWEEN OCTOBER 24, 2001 AND JUNE 1, 2004:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Net purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to your 81st birthday plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals since the contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

If you are age 90 or older at the time of death and selected the Maximum Anniversary Value death benefit, the death benefit will be equal to contract value. Accordingly, you will not get any benefit from this option if you are age 81 or older at the time of contract issue or you are age 90 or older at the time of your death.

THE FOLLOWING IS A DESCRIPTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FOR CONTRACTS ISSUED PRIOR TO OCTOBER 24, 2001:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Total Purchase Payments less withdrawals; or

     3. Maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments and less any withdrawals, since that contract anniversary.

If you are age 90 or older at the time of death and selected the Maximum Anniversary Value death benefit, the death benefit will be equal to contract value. Accordingly, you will not get any benefit from this option if you are age 81 or older at the time of contract issue or you are age 90 or older at the time of your death.

THE FOLLOWING IS A DESCRIPTION OF THE COMBINATION HV & ROLL-UP DEATH BENEFIT FOR CONTRACTS ISSUED ON OR AFTER MAY 1, 2009:


OPTIONAL COMBINATION HV & ROLL-UP DEATH BENEFIT

IF YOU ELECT THE COMBINATION HV & ROLL-UP DEATH BENEFIT, YOU MAY NOT ELECT THE ESTATEPLUS DEATH BENEFIT, A LIVING BENEFIT OR ANY AVAILABLE FIXED ACCOUNT(S). For an additional fee, you may elect the optional Combination HV & Roll-Up death benefit which can provide greater protection for your Beneficiaries. You may only elect this death benefit at the time you purchase your contract and once elected, the Owner cannot change the election thereafter at any time. The fee for the optional Combination HV & Roll-Up death benefit is 0.50% of the average daily net asset value allocated to the Variable Portfolios. You may pay for this optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Combination HV & Roll-Up death benefit can only be elected prior to your 76th birthday at contract issue. It is not available for election in Washington.

The death benefit is the greatest of:

     1.   Contract value; or

     2. The Maximum anniversary value on any contract anniversary prior to the earlier of your 85th birthday or date of death, adjusted for any Net Purchase Payments since that anniversary. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

     3. Net Purchase Payments received prior to your 80th birthday accumulated at 5% through the earliest of:

            (a)        15 years after the contract date; or

            (b)        The day before your 80th birthday; or

            (c)        The date of death,

          adjusted for Net Purchase Payments received after the timeframes outlined in (a)-(c). Net Purchase


                                       61



          Payments received after the timeframes outlined in (a)-(c) will not accrue at 5%.


THE FOLLOWING IS A DESCRIPTION OF THE PURCHASE PAYMENT ACCUMULATION DEATH BENEFIT OPTION FOR CONTRACTS ISSUED BETWEEN JUNE 2, 2004 AND APRIL 30, 2009:



PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:

     1.   Contract value; or

     2. Net Purchase Payments, compounded at 3% annual growth rate to the earlier of the 75th birthday or the date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the 75th birthday; or

     3. Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the seventh contract anniversary.

Purchase Payment Accumulation is not available in Washington.

THE FOLLOWING IS A DESCRIPTION OF THE PURCHASE PAYMENT ACCUMULATION DEATH BENEFIT OPTION FOR CONTRACTS ISSUED BETWEEN OCTOBER 24, 2001 AND JUNE 1, 2004:

The death benefit is the greatest of:

     1.   Contract value; or

     2. Net purchase Payments compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payment recorded after the date of death; and reduced for any withdrawals on the same proportion that the withdrawal reduced contract value on the date of the withdrawal; or

     3. Contract value on the seventh contract anniversary, plus any Purchase Payments since the seventh contract anniversary; and reduced for any withdrawal since the seventh contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments recorded after the date of death; and reduced for each withdrawal recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

THE FOLLOWING IS A DESCRIPTION OF THE PURCHASE PAYMENT ACCUMULATION DEATH BENEFIT OPTION FOR CONTRACTS WAS ISSUED PRIOR TO OCTOBER 24, 2001:

The death benefit is the greatest of:

     1.   Contract value; or

     2. Total Purchase Payments less withdrawals, compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue)plus any Purchase Payments less withdrawal recorded after the date of death; or

     3. Contract value on the seventh contract anniversary, plus any Purchase Payments and less any withdrawals, since the seventh contact anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death.


OPTIONAL ESTATEPLUS BENEFIT

EstatePlus, an optional earnings enhancement benefit of your contract, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee for the benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus is not available if you elected the Combination HV & Roll-Up death benefit or are age 81 or older at the time we issued your contract. This benefit is not available for election in Washington.

You must have elected EstatePlus at the time we issued your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.

We will add a percentage of your contract earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Benefit"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.

The table below applies to contracts issued prior to your 70th birthday:


 CONTRACT YEAR        ESTATEPLUS             MAXIMUM
    OF DEATH          PERCENTAGE       ESTATEPLUS BENEFIT
 Years 0 - 4      25% of Earnings     40% of Net Purchase
                                      Payments
 Years 5 - 9      40% of Earnings     65% of Net Purchase
                                      Payments*
 Years 10+        50% of Earnings     75% of Net Purchase
                                      Payments*

                                       62



The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:


 CONTRACT YEAR        ESTATEPLUS             MAXIMUM
    OF DEATH          PERCENTAGE       ESTATEPLUS BENEFIT
 All Contract     25% of Earnings     40% of Net Purchase
 Years                                Payments*

* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit.


What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.


What is the EstatePlus Percentage?

We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.


What is the Maximum EstatePlus Benefit?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of your Net Purchase Payments, as indicated in the table above.

A Continuing Spouse may continue EstatePlus if they are age 80 or younger on the Continuation Date or terminate the benefit. If a Continuing Spouse is age 81 or older on the Continuation Date, they may continue the contract only and may not continue the EstatePlus feature. If the Continuing Spouse terminates EstatePlus or dies after the Latest Annuity Date, no EstatePlus benefit will be payable to the Continuing Spouse's Beneficiary. PLEASE SEE SPOUSAL CONTINUATION BELOW.


SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. A spousal continuation can only take place once, upon the death of the original Owner of the contract.

Non-spousal joint Owners (which can include Domestic Partners) who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as, under current tax law, they are not eligible for spousal continuation of the contract.

If the Continuing Spouse terminates the optional Combination HV & Roll-Up death benefit on the Continuation Date, no optional Combination HV & Roll-Up death benefit will be payable to the Continuing Spouse's Beneficiary.

To the extent that the Continuing Spouse invests in the Variable Portfolios, he/she will be subject to investment risk as was the original Owner.


Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date ("Continuation Contribution"), if any. We will add any Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.


PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON
THESE BENEFITS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase certain contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund investment management fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.


                                       63



SEPARATE ACCOUNT EXPENSES

The annualized Separate Account expense is 1.52% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract. Withdrawal Charges reimburse us for the cost of contract sales, expenses associated with issuing your contract and other acquisition expenses.

We apply a withdrawal charge schedule against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for 9 complete years if you elected to participate in the Polaris Rewards program, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedules are as follows:


WITHDRAWAL CHARGE WITHOUT THE ELECTION OF THE POLARIS REWARDS PROGRAM:


YEARS SINCE
PURCHASE PAYMENT
RECEIPT                  1      2      3      4      5      6      7     8+
 WITHDRAWAL CHARGE     7%     6%     5%     4%     3%     2%     1%     0%

WITHDRAWAL CHARGE WITH ELECTION OF THE POLARIS REWARDS PROGRAM:


YEARS SINCE
PURCHASE PAYMENT
RECEIPT                  1      2      3      4      5      6      7      8      9     10+
 WITHDRAWAL CHARGE     9%     9%     8%     7%     6%     5%     4%     3%     2%      0%

These higher potential withdrawal charges for the Polaris Rewards program may compensate us for the expenses associated with the program.

The Polaris Rewards program is designed for long term investing. We expect that if you remain committed to this investment over the long term, we will profit as a result of fees charged over the life of your contract. However, other than the withdrawal charge, no other fees or charges are higher if you elect Polaris Rewards than the contract without an election of this program.

If you participate in the Polaris Rewards program, you will not receive any deferred Payment Enhancement if you fully withdraw a Purchase Payment or if you surrender your contract prior to the corresponding Deferred Payment Enhancement Date.

Although we do not assess a withdrawal charge when you take a 10% free withdrawal of the total invested amount we will proportionally reduce the amount of any corresponding Deferred Payment Enhancement.


When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest, which means the Purchase Payments that have the lowest Withdrawal Charge percentages. However, for tax purposes, per IRS requirements, your withdrawals are considered as coming first from taxable earnings, then from Purchase Payments, which are not taxable if your contract is Non-Qualified. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.


If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.


UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES


Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Funds. The Accumulation Unit value for Variable Portfolios that invest in Feeder Funds also will reflect the investment management fee and other expenses of the corresponding Master Fund in which the Feeder Funds invest. These fees may vary. They are not fixed or specified in your annuity contract, rather the fees are set by the Underlying Funds' own board of directors.


                                       64



12b-1 FEES

Certain Underlying Funds available in this product, including the Feeder Funds, assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

There is an annualized 0.25% fee applicable to Series II shares of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Class 2 shares of the Principal Variable Contracts Funds, Inc., Class 2 shares of the Franklin Templeton Variable Insurance Products Trust, Class 3 shares of Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust and Class 2 shares of Columbia Funds Variable Insurance Trust I. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.


The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract owners who are indirect beneficial owners of these shares and for maintaining contract owner accounts.


There are deductions from and expenses paid out of the assets of each Underlying Fund. DETAILED INFORMATION ABOUT THESE DEDUCTIONS AND EXPENSES CAN BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS.


CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $35 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.


TRANSFER FEE

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. The transfer fee compensates us for the cost of processing your transfer.


OPTIONAL LIVING BENEFIT FEES

Please see FEE TABLE above for a description of the optional living benefit fees offered over time in this contract.

OPTIONAL COMBINATION HV & ROLL-UP DEATH BENEFIT FEE

The fee for the optional Combination HV & Roll-Up death benefit is 0.50% of the average daily net asset value allocated to the Variable Portfolio(s).


OPTIONAL ESTATEPLUS FEE

The annualized fee for the optional EstatePlus benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).


PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.


INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.


REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described. Currently, the Company credits an additional amount to contracts sold to the following groups: (1) employees of the Company and its affiliates, and their immediate family members; (2) appointed agents and registered representatives of broker-dealers that sell the Company's and its affiliates' variable contracts, and the agents' and registered representatives' immediate family members; (3) trustees of mutual funds offered in the Company's and its affiliates' variable contracts. The additional amount credited to a contract sold to one of the


                                       65



above individuals will generally equal the commission payable on the initial purchase payment for the contract. This means that the additional amount will generally be in the range of 1.50% to 7.75% of the initial Purchase Payment.

Certain broker-dealers may limit crediting this additional amount to employees only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A
PARTICULAR GROUP AT ANY TIME.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PAYMENTS WE MAKE


We make payments in connection with the distribution of the contracts that generally fall into the three categories below.


COMMISSIONS. Registered representatives of affiliated and unaffiliated broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG Capital Services, Inc., the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 7.75% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually for the life of the contract.


The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.

We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2014 in the Statement of Additional Information which is available upon request.


NON-CASH COMPENSATION. Some registered representatives and their supervisors may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.


We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. YOU SHOULD DISCUSS WITH YOUR SELLING FIRM AND/OR REGISTERED REPRESENTATIVE HOW THEY ARE COMPENSATED FOR SALES OF A CONTRACT AND/OR ANY RESULTING REAL OR PERCEIVED CONFLICTS OF INTEREST. YOU


                                       66




MAY WISH TO TAKE SUCH REVENUE SHARING ARRANGEMENTS INTO ACCOUNT WHEN CONSIDERING OR EVALUATING ANY RECOMMENDATION RELATING TO THIS CONTRACT.



PAYMENTS WE RECEIVE


We and our affiliates may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that pay us higher amounts. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We and our affiliates generally receive three kinds of payments described below.


RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds, including the Feeder Funds. These fees are deducted directly from the assets of the Underlying Funds. PLEASE SEE EXPENSES ABOVE.


ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.525% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the profits the investment adviser realizes on the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. The payments we receive are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. The amount may be significant. Such amounts received from SAAMCo, a wholly-owned subsidiary of AGL, are not expected to exceed 0.50% annually based on assets under management.


OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisers, subadvisers and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the adviser's, subadviser's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

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                             ANNUITY INCOME OPTIONS
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THE INCOME PHASE


WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISOR SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.


WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.

If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date. Your Latest Annuity Date is defined as the later of the first business day of the month following your 95th birthday or 10 years after your contract issue date, whichever is later. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth.


HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.


                                       67



WHAT IS THE IMPACT ON THE LIVING AND DEATH BENEFITS IF I ANNUITIZE?

Upon annuitizing the contract, the death benefit will terminate. In addition, upon annuitizing, any guaranteed withdrawals under a Living Benefit feature will cease and will be replaced by the annuity income payments. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under a Living Benefit feature, your remaining payments under the Living Benefit feature will be paid to you as an annuity. PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE.


ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years. Generally, the amount of each annuity income payment will be less with greater frequency of payments or if you chose a longer period certain guarantee.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.


ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.


ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.

ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.

The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.


FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed and may fluctuate as described under ANNUITY INCOME PAYMENTS below.


                                       68



ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     o for life income options, your age when annuity income payments begin; and

     o the contract value attributable to the Variable Portfolios on the Annuity Date; and

     o the 3.5% assumed investment rate used in the annuity table for the contract; and

     o the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of fixed annuity income payments, if elected, is based on the guaranteed minimum interest rate specified in your contract and will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM
A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                     TAXES
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THE CONTRACTS PROVIDE TAX-DEFERRED ACCUMULATION OVER TIME, BUT MAY BE SUBJECT
TO CERTAIN FEDERAL INCOME AND EXCISE TAXES, MENTIONED BELOW. REFER TO THE STATEMENT OF ADDITIONAL INFORMATION FOR FURTHER DETAILS. SECTION REFERENCES ARE TO THE INTERNAL REVENUE CODE ("IRC"). WE DO NOT ATTEMPT TO DESCRIBE ANY POTENTIAL ESTATE OR GIFT TAX, OR ANY APPLICABLE STATE, LOCAL OR FOREIGN TAX LAW OTHER THAN POSSIBLE PREMIUM TAXES MENTIONED UNDER "PREMIUM TAX CHARGE." DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLANS AND PROGRAMS ARE INTENDED FOR GENERAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES.


ANNUITY CONTRACTS IN GENERAL

The IRC provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investment arrangements that satisfy specific IRC requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules and tax treatment apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under an employer-sponsored retirement plan, or an Individual Retirement Account or Annuity ("IRA"), your contract is referred to as a Non-Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your Non-Qualified contract.

If you purchase your contract under a qualified employer-sponsored retirement plan or an IRA, your contract is referred to as a Qualified contract.

Examples of qualified plans or arrangements are: traditional (pre-tax) IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans (including 401(k) plans), and governmental 457(b) deferred compensation plans. Typically, for employer


                                       69



plans and tax deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract.


AGGREGATION OF CONTRACTS


Federal tax rules generally require that all Non-Qualified contracts issued by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.



TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. The portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     o     after attaining age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o     under an immediate annuity contract;

     o when attributable to Purchase Payments made prior to August 14, 1982.

On March 30, 2010, the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income, which went into effect in 2013, at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see Contracts Owned by a Trust or Corporation). This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information to confirm that the transfer qualifies as an exchange under IRC Section 1035 (a "1035 exchange").


TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     o     after attainment of age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     o dividends paid with respect to stock of a corporation described in IRC Section 404(k);

     o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     o transfers to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     o for payment of health insurance if you are unemployed and meet certain requirements;

     o     distributions from IRAs for qualifying higher

                                       70




           education expenses or first home purchases, with certain limitations;


     o amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;


     o payments to certain individuals called up for active duty after September 11, 2001; and


     o payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.

The IRC limits the withdrawal of an employee's elective deferral Purchase Payments from a Tax-Sheltered Annuity (TSA) contract under IRC 403(b). Generally, withdrawals can only be made when an Owner: (1) reaches age 59 1/2;
(2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the
IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.

Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) contracts. You may wish to discuss the new regulations and/or the general information above with your tax adviser.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.


REQUIRED MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you sever employment from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or sever employment, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.

If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information. You may elect to have the required minimum distribution amount on your contract


                                       71



calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. Upon notification of your death, we will terminate the automatic required minimum distribution unless your Beneficiary instructs us otherwise. We reserve the right to change or discontinue this service at any time.

IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax adviser.


TAX TREATMENT OF DEATH BENEFITS

The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.

Enhanced death benefits are used as investment protection and are not expected to rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2, unless another exception applies.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts. If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional living benefit.


CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation or other owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.

Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.



FOREIGN ACCOUNT TAX COMPLIANCE ("FATCA")

A Contract Owner who is not a "United States person" which is defined to mean:

     o     a citizen or resident of the United States



     o a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia



     o any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

     o     a person that meets the substantial presence test

     o     any other person that is not a foreign person.

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity



                                       72




if such entity fails to provide applicable certifications under a Form W-9, Form W-8-BEN-E, Form W-8-IMY, or other applicable form, each of which is effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-8 or acceptable substitute form.


OTHER WITHHOLDING TAX

A Contract Owner that is not exempt from United States federal withholding tax should consult its tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.



GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.


DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               OTHER INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE DISTRIBUTOR


AIG Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG Capital Services, Inc., an affiliate of the Company, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by AIG Capital Services, Inc. in connection with the distribution of the contracts.


THE COMPANY

American General Life Insurance Company ("AGL") is a stock life insurance company organized under the laws of the state of Texas. AGL's home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Effective December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), a former affiliate of AGL, merged with and into AGL ("Merger"). Before the Merger, contracts in all states except New York


                                       73



were issued by SunAmerica Annuity. Upon the Merger, all contractual obligations of SunAmerica Annuity became obligations of AGL.

The Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from SunAmerica Annuity to AGL. The Merger also did not result in any adverse tax consequences for any contract Owners.


OWNERSHIP STRUCTURE OF THE COMPANY

AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

AGL is regulated for the benefit of policy owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require AGL to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL's operations.

AIG is a leading international insurance organization serving customers in more than 130 countries. AIG companies serve commercial, institutional, and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States. AIG common stock is listed on the New York Stock Exchange and the Tokyo Stock Exchange.


More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov.



OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.

The Company is exposed to market risk, interest rate risk, contract owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the Company's financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.


THE SEPARATE ACCOUNT

Before December 31, 2012, Variable Separate Account was a separate account of SunAmerica Annuity, originally established under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, Variable Separate Account was transferred to and became a separate account of AGL under Texas law. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.


                                       74



THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.

CONTRACTS ISSUED ON OR PRIOR TO DECEMBER 29, 2006 WERE ISSUED WITH A GUARANTEE (THE "GUARANTEE") BY AMERICAN HOME ASSURANCE COMPANY (THE "GUARANTOR"). PLEASE SEE APPENDIX D FOR MORE INFORMATION.


FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.


THE COMPANY AND SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be made available because you must look to those entities directly to satisfy our obligations to you under the Contract. If your contract is covered by the Guarantee, financial statements of the Guarantor are also provided in relation to its ability to meet its obligations under the Guarantee; please see Appendix D for more information.

INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS


The financial statements of the Company, Separate Account and Guarantor, if applicable are available by requesting a free copy of the Statement of Additional Information by calling (800) 445-7862 or by using the request form on the last page of this prospectus.


We encourage both existing and prospective contract Owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial Center, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862


ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive


                                       75



notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.



CYBER SECURITY

The Company is highly dependent upon the effective operation of our computer systems and those of our business partners. As a result, the Company is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential contract owner information. Cyber-attacks affecting us, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your contract value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing orders from our website or with the Underlying Funds, impact our ability to calculate accumulation unit values, cause the release and possible destruction of confidential contract owner or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.



LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. Various lawsuits against the Company have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries.


As of April 30, 2015, the Company believes it is not likely that contingent liabilities arising from the above matters will have a material adverse effect on the financial condition of the Company.


REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, American Home, if your contract is covered by the Guarantee, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.

Separate Account and the Company

General Account

Master-Feeder Structure

Performance Data

Fixed Advantage 7 Account Option For Polaris Platinum II Contracts Issued Prior to May 1, 2004, (if applicable)

Market Value Adjustment ("MVA") For Polaris Platinum II Contracts Issued Prior to May 1, 2004, (if applicable)

Annuity Income Payments

Annuity Unit Values

Taxes


Broker-Dealer Firms Receiving Revenue Sharing Payments


Distribution of Contracts

Financial Statements

                                       76

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

IF YOU PURCHASED YOUR CONTRACT AFTER SEPTEMBER 30, 2002, CLASS 3 SHARES (0.25% 12B-1 FEES) OF ANCHOR SERIES TRUST AND SUNAMERICA SERIES TRUST ARE OFFERED IN YOUR CONTRACT.
--------------------------------------------------------------------------------



                                                                FISCAL            FISCAL            FISCAL
                                                                 YEAR              YEAR              YEAR
                                                                 ENDED            ENDED             ENDED
                                                               12/31/05          12/31/06          12/31/07
                                                           ================ ================= =================
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV............................................ (a)$14.595       (a)$15.591        (a)$17.353
                                                           (b)N/A           (b)N/A            (b)N/A
 Ending AUV............................................... (a)$15.591       (a)$17.353        (a)$16.976
                                                           (b)N/A           (b)N/A            (b)N/A
 Ending Number of AUs..................................... (a)375,556       (a)449,908        (a)494,528
                                                           (b)N/A           (b)N/A            (b)N/A

-----------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION SAST - SAST Class 3 Shares
(Inception Date - 05/01/07)
 Beginning AUV............................................ (a)N/A           (a)N/A            (a)$10.999
                                                           (b)N/A           (b)N/A            (b)N/A
 Ending AUV............................................... (a)N/A           (a)N/A            (a)$11.019
                                                           (b)N/A           (b)N/A            (b)N/A
 Ending Number of AUs..................................... (a)N/A           (a)N/A            (a)346,582
                                                           (b)N/A           (b)N/A            (b)N/A

-----------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date - 09/30/02)*
 Beginning AUV............................................ (a)$16.310       (a)$18.325        (a)$21.736
                                                           (b)$16.209       (b)$18.167        (b)$21.494
 Ending AUV............................................... (a)$18.325       (a)$21.736        (a)$24.587
                                                           (b)$18.167       (b)$21.494        (b)$24.253
 Ending Number of AUs..................................... (a)4,439,168     (a)6,576,024      (a)6,567,817
                                                           (b)527,975       (b)654,434        (b)599,813

-----------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH SAST - SAST Class 3 Shares
(Inception Date - 05/01/07)
 Beginning AUV............................................ (a)N/A           (a)N/A            (a)$11.461
                                                           (b)N/A           (b)N/A            (b)N/A
 Ending AUV............................................... (a)N/A           (a)N/A            (a)$12.137
                                                           (b)N/A           (b)N/A            (b)N/A
 Ending Number of AUs..................................... (a)N/A           (a)N/A            (a)1,214,611
                                                           (b)N/A           (b)N/A            (b)N/A

-----------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date - 09/30/02)*
 Beginning AUV............................................ (a)$15.434       (a)$16.088        (a)$18.254
                                                           (b)$15.342       (b)$15.952        (b)$18.055
 Ending AUV............................................... (a)$16.088       (a)$18.254        (a)$18.886
                                                           (b)$15.952       (b)$18.055        (b)$18.633
 Ending Number of AUs..................................... (a)9,143,527     (a)11,799,032     (a)11,980,460
                                                           (b)1,137,934     (b)1,188,240      (b)1,050,719

-----------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME SAST - SAST Class 3 Shares
(Inception Date - 05/01/07)
 Beginning AUV............................................ (a)N/A           (a)N/A            (a)$11.011
                                                           (b)N/A           (b)N/A            (b)N/A
 Ending AUV............................................... (a)N/A           (a)N/A            (a)$10.859
                                                           (b)N/A           (b)N/A            (b)N/A
 Ending Number of AUs..................................... (a)N/A           (a)N/A            (a)2,491,397
                                                           (b)N/A           (b)N/A            (b)N/A

-----------------------------------------------------------



                                                                 FISCAL           FISCAL           FISCAL           FISCAL
                                                                  YEAR             YEAR             YEAR             YEAR
                                                                 ENDED             ENDED            ENDED            ENDED
                                                                12/31/08         12/31/09         12/31/10         12/31/11
                                                           ================= ================ ================ ================
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV............................................ (a)$16.976        (a)$7.892        (a)$10.892       (a)$12.966
                                                           (b)N/A            (b)$7.858        (b)$10.590       (b)$12.542
 Ending AUV............................................... (a)$7.892         (a)$10.892       (a)$12.966       (a)$12.486
                                                           (b)N/A            (b)$10.590       (b)$12.542       (b)$12.019
 Ending Number of AUs..................................... (a)491,661        (a)454,193       (a)447,748       (a)405,017
                                                           (b)N/A            (b)0             (b)0             (b)0

-----------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION SAST - SAST Class 3 Shares
(Inception Date - 05/01/07)
 Beginning AUV............................................ (a)$11.019        (a)$7.614        (a)$9.254        (a)$10.208
                                                           (b)N/A            (b)$7.657        (b)$9.105        (b)$9.994
 Ending AUV............................................... (a)$7.614         (a)$9.254        (a)$10.208       (a)$10.153
                                                           (b)N/A            (b)$9.105        (b)$9.994        (b)$9.890
 Ending Number of AUs..................................... (a)764,582        (a)972,438       (a)984,816       (a)954,537
                                                           (b)N/A            (b)13            (b)13            (b)13

-----------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date - 09/30/02)*
 Beginning AUV............................................ (a)$24.587        (a)$14.919       (a)$20.911       (a)$23.014
                                                           (b)$24.253        (b)$14.680       (b)$20.524       (b)$22.531
 Ending AUV............................................... (a)$14.919        (a)$20.911       (a)$23.014       (a)$20.653
                                                           (b)$14.680        (b)$20.524       (b)$22.531       (b)$20.169
 Ending Number of AUs..................................... (a)5,922,495      (a)5,257,936     (a)4,681,236     (a)3,978,363
                                                           (b)513,299        (b)448,096       (b)368,729       (b)309,572

-----------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH SAST - SAST Class 3 Shares
(Inception Date - 05/01/07)
 Beginning AUV............................................ (a)$12.137        (a)$7.337        (a)$10.244       (a)$11.240
                                                           (b)N/A            (b)$7.646        (b)$10.081       (b)$11.006
 Ending AUV............................................... (a)$7.337         (a)$10.244       (a)$11.240       (a)$10.058
                                                           (b)N/A            (b)$10.081       (b)$11.006       (b)$9.799
 Ending Number of AUs..................................... (a)3,351,467      (a)3,595,822     (a)3,475,673     (a)3,397,018
                                                           (b)N/A            (b)1,045         (b)1,044         (b)1,044

-----------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date - 09/30/02)*
 Beginning AUV............................................ (a)$18.886        (a)$11.561       (a)$14.944       (a)$16.399
                                                           (b)$18.633        (b)$11.377       (b)$14.670       (b)$16.059
 Ending AUV............................................... (a)$11.561        (a)$14.944       (a)$16.399       (a)$15.856
                                                           (b)$11.377        (b)$14.670       (b)$16.059       (b)$15.489
 Ending Number of AUs..................................... (a)10,661,649     (a)9,526,732     (a)8,469,221     (a)7,128,666
                                                           (b)913,921        (b)807,327       (b)671,491       (b)529,376

-----------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME SAST - SAST Class 3 Shares
(Inception Date - 05/01/07)
 Beginning AUV............................................ (a)$10.859        (a)$6.625        (a)$8.535        (a)$9.337
                                                           (b)N/A            (b)$6.701        (b)$8.398        (b)$9.140
 Ending AUV............................................... (a)$6.625         (a)$8.535        (a)$9.337        (a)$9.000
                                                           (b)N/A            (b)$8.398        (b)$9.140        (b)$8.766
 Ending Number of AUs..................................... (a)5,456,199      (a)5,551,826     (a)5,092,652     (a)4,721,704
                                                           (b)N/A            (b)265           (b)265           (b)265

-----------------------------------------------------------



                                                                FISCAL           FISCAL           FISCAL
                                                                 YEAR             YEAR             YEAR
                                                                 ENDED            ENDED           ENDED
                                                               12/31/12         12/31/13         12/31/14
                                                           ================ ================ ===============
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV............................................ (a)$12.486       (a)$14.256       (a)$20.022
                                                           (b)$12.019       (b)$13.654       (b)$15.799
 Ending AUV............................................... (a)$14.256       (a)$20.022       (a)$19.779
                                                           (b)$13.654       (b)$15.799       (b)$18.755
 Ending Number of AUs..................................... (a)339,282       (a)293,197       (a)222,806
                                                           (b)0             (b)0             (b)0

-----------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION SAST - SAST Class 3 Shares
(Inception Date - 05/01/07)
 Beginning AUV............................................ (a)$10.153       (a)$11.578       (a)$14.068
                                                           (b)$9.890        (b)$11.222       (b)$13.567
 Ending AUV............................................... (a)$11.578       (a)$14.068       (a)$14.559
                                                           (b)$11.222       (b)$13.567       (b)$13.971
 Ending Number of AUs..................................... (a)939,641       (a)882,777       (a)729,747
                                                           (b)12            (b)0             (b)0

-----------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date - 09/30/02)*
 Beginning AUV............................................ (a)$20.653       (a)$24.930       (a)$31.720
                                                           (b)$20.169       (b)$24.285       (b)$30.823
 Ending AUV............................................... (a)$24.930       (a)$31.720       (a)$31.965
                                                           (b)$24.285       (b)$30,823       (b)$30.983
 Ending Number of AUs..................................... (a)3,246,339     (a)2,601,235     (a)2,154,015
                                                           (b)248,177       (b)198,644       (b)155,134

-----------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH SAST - SAST Class 3 Shares
(Inception Date - 05/01/07)
 Beginning AUV............................................ (a)$10.058       (a)$12.109       (a)$15.365
                                                           (b)$9.799        (b)$11.738       (b)$14.821
 Ending AUV............................................... (a)$12.109       (a)$15.365       (a)$15.431
                                                           (b)$11.738       (b)$14.821       (b)$14.811
 Ending Number of AUs..................................... (a)2,972,151     (a)2,361,822     (a)2,030,924
                                                           (b)1,044         (b)1,032         (b)1,032

-----------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date - 09/30/02)*
 Beginning AUV............................................ (a)$15.856       (a)$18.347       (a)$24.126
                                                           (b)$15.489       (b)$17.876       (b)$23.449
 Ending AUV............................................... (a)$18.347       (a)$24.126       (a)$26.289
                                                           (b)$17.876       (b)$23.449       (b)$25.487
 Ending Number of AUs..................................... (a)5,927,575     (a)4,638,498     (a)3,688,673
                                                           (b)436,490       (b)352,744       (b)268,339

-----------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME SAST - SAST Class 3 Shares
(Inception Date - 05/01/07)
 Beginning AUV............................................ (a)$9.000        (a)$10.384       (a)$13.614
                                                           (b)$8.766        (b)$10.065       (b)$13.129
 Ending AUV............................................... (a)$10.384       (a)$13.614       (a)$14.787
                                                           (b)$10.065       (b)$13.129       (b)$14.189
 Ending Number of AUs..................................... (a)4,292,972     (a)3,477,012     (a)2,862,627
                                                           (b)264           (b)250           (b)250

-----------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses.
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit.


        * This Variable Portfolio is only available if you purchased your contract prior to May 1, 2007.

                                      A-1



                                                      FISCAL            FISCAL            FISCAL
                                                       YEAR              YEAR              YEAR
                                                       ENDED            ENDED             ENDED
                                                     12/31/05          12/31/06          12/31/07
                                                 ================ ================= =================
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date - 09/30/02)*
 Beginning AUV.................................. (a)$16.252       (a)$18.599        (a)$20.190
                                                 (b)$16.161       (b)$18.448        (b)$19.977
 Ending AUV..................................... (a)$18.599       (a)$20.190        (a)$22.342
                                                 (b)$18.448       (b)$19.977        (b)$22.050
 Ending Number of AUs........................... (a)8,463,500     (a)11,205,347     (a)10,564,026
                                                 (b)1,028,165     (b)1,048,424      (b)915,712

-------------------------------------------------
AMERICAN FUNDS GROWTH SAST - SAST Class 3 Shares
(Inception Date - 05/01/07)
 Beginning AUV.................................. (a)N/A           (a)N/A            (a)$11.204
                                                 (b)N/A           (b)N/A            (b)N/A
 Ending AUV..................................... (a)N/A           (a)N/A            (a)$11.748
                                                 (b)N/A           (b)N/A            (b)N/A
 Ending Number of AUs........................... (a)N/A           (a)N/A            (a)2,222,920
                                                 (b)N/A           (b)N/A            (b)N/A

-------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.................................. (a)N/A           (a)$23.604        (a)$24.966
                                                 (b)N/A           (b)N/A            (b)N/A
 Ending AUV..................................... (a)N/A           (a)$24.966        (a)$26.599
                                                 (b)N/A           (b)N/A            (b)N/A
 Ending Number of AUs........................... (a)N/A           (a)4,146          (a)5,704
                                                 (b)N/A           (b)N/A            (b)N/A

-------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................. (a)$14.844       (a)$14.860        (a)$16.185
                                                 (b)N/A           (b)N/A            (b)N/A
 Ending AUV..................................... (a)$14.860       (a)$16.185        (a)$16.762
                                                 (b)N/A           (b)N/A            (b)N/A
 Ending Number of AUs........................... (a)350,110       (a)419,732        (a)481,284
                                                 (b)N/A           (b)N/A            (b)N/A

-------------------------------------------------
BALANCED - PVCF Class 2 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................. (a)$8.828        (a)$9.192         (a)$9.993
                                                 (b)N/A           (b)N/A            (b)N/A
 Ending AUV..................................... (a)$9.192        (a)$9.993         (a)$10.668
                                                 (b)N/A           (b)N/A            (b)N/A
 Ending Number of AUs........................... (a)1,921,048     (a)2,069,620      (a)2,118,131
                                                 (b)N/A           (b)N/A            (b)N/A

-------------------------------------------------
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................. (a)$5.965        (a)$6.009         (a)$6.292
                                                 (b)N/A           (b)N/A            (b)N/A
 Ending AUV..................................... (a)$6.009        (a)$6.292         (a)$7.051
                                                 (b)N/A           (b)N/A            (b)N/A
 Ending Number of AUs........................... (a)785,591       (a)895,957        (a)1,102,100
                                                 (b)N/A           (b)N/A            (b)N/A

-------------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................. (a)$35.945       (a)$39.429        (a)$43.161
                                                 (b)N/A           (b)N/A            (b)N/A
 Ending AUV..................................... (a)$39.429       (a)$43.161        (a)$54.156
                                                 (b)N/A           (b)N/A            (b)N/A
 Ending Number of AUs........................... (a)3,345,891     (a)4,374,300      (a)4,480,619
                                                 (b)N/A           (b)N/A            (b)N/A

-------------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.................................. (a)N/A           (a)$7.423         (a)$8.061
                                                 (b)N/A           (b)N/A            (b)N/A
 Ending AUV..................................... (a)N/A           (a)$8.061         (a)$8.993
                                                 (b)N/A           (b)N/A            (b)N/A
 Ending Number of AUs........................... (a)N/A           (a)2,736          (a)1,314,618
                                                 (b)N/A           (b)N/A            (b)N/A

-------------------------------------------------



                                                      FISCAL           FISCAL           FISCAL           FISCAL
                                                       YEAR             YEAR             YEAR             YEAR
                                                       ENDED            ENDED            ENDED            ENDED
                                                     12/31/08         12/31/09         12/31/10         12/31/11
                                                 ================ ================ ================ ================
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date - 09/30/02)*
 Beginning AUV.................................. (a)$22.342       (a)$12.329       (a)$16.929       (a)$19.788
                                                 (b)$22.050       (b)$12.137       (b)$16.624       (b)$19.383
 Ending AUV..................................... (a)$12.329       (a)$16.929       (a)$19.788       (a)$18.656
                                                 (b)$12.137       (b)$16.624       (b)$19.383       (b)$18.229
 Ending Number of AUs........................... (a)9,481,447     (a)8,439,364     (a)7,333,394     (a)6,017,458
                                                 (b)829,957       (b)717,032       (b)567,186       (b)434,966

-------------------------------------------------
AMERICAN FUNDS GROWTH SAST - SAST Class 3 Shares
(Inception Date - 05/01/07)
 Beginning AUV.................................. (a)$11.748       (a)$6.458        (a)$8.838        (a)$10.300
                                                 (b)N/A           (b)$6.828        (b)$8.699        (b)$10.086
 Ending AUV..................................... (a)$6.458        (a)$8.838        (a)$10.300       (a)$9.680
                                                 (b)N/A           (b)$8.699        (b)$10.086       (b)$9.433
 Ending Number of AUs........................... (a)5,068,818     (a)5,141,842     (a)4,557,051     (a)4,209,973
                                                 (b)N/A           (b)613           (b)613           (b)613

-------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.................................. (a)$26.599       (a)$20.109       (a)$24.162       (a)$27.027
                                                 (b)N/A           (b)$19.700       (b)$23.699       (b)$26.376
 Ending AUV..................................... (a)$20.109       (a)$24.162       (a)$27.027       (a)$26.799
                                                 (b)N/A           (b)$23.699       (b)$26.376       (b)$26.022
 Ending Number of AUs........................... (a)8,316         (a)8,273         (a)11,781        (a)17,374
                                                 (b)N/A           (b)0             (b)0             (b)0

-------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................. (a)$16.762       (a)$12.208       (a)$14.876       (a)$16.345
                                                 (b)N/A           (b)$12.017       (b)$14.444       (b)$15.792
 Ending AUV..................................... (a)$12.208       (a)$14.876       (a)$16.345       (a)$16.424
                                                 (b)N/A           (b)$14.444       (b)$15.792       (b)$15.788
 Ending Number of AUs........................... (a)440,594       (a)436,930       (a)509,710       (a)462,920
                                                 (b)N/A           (b)0             (b)0             (b)0

-------------------------------------------------
BALANCED - PVCF Class 2 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................. (a)$10.668       (a)$7.732        (a)$9.414        (a)$10.509
                                                 (b)N/A           (b)$7.402        (b)$8.943        (b)$9.949
 Ending AUV..................................... (a)$7.732        (a)$9.414        (a)$10.509       (a)$10.426
                                                 (b)N/A           (b)$8.943        (b)$9.949        (b)$9.829
 Ending Number of AUs........................... (a)1,907,434     (a)1,636,760     (a)1,515,016     (a)1,274,725
                                                 (b)N/A           (b)0             (b)0             (b)0

-------------------------------------------------
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................. (a)$7.051        (a)$4.225        (a)$5.681        (a)$6.279
                                                 (b)N/A           (b)$4.341        (b)$5.505        (b)$6.055
 Ending AUV..................................... (a)$4.225        (a)$5.681        (a)$6.279        (a)$5.824
                                                 (b)N/A           (b)$5.505        (b)$6.055        (b)$5.588
 Ending Number of AUs........................... (a)1,033,941     (a)1,156,153     (a)1,232,362     (a)1,108,369
                                                 (b)N/A           (b)577           (b)577           (b)577

-------------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................. (a)$54.156       (a)$31.735       (a)$42.640       (a)$51.414
                                                 (b)N/A           (b)$30.642       (b)$41.439       (b)$49.718
 Ending AUV..................................... (a)$31.735       (a)$42.640       (a)$51.414       (a)$46.952
                                                 (b)N/A           (b)$41.439       (b)$49.718       (b)$45.176
 Ending Number of AUs........................... (a)4,311,735     (a)3,820,586     (a)3,273,076     (a)2,863,451
                                                 (b)N/A           (b)103           (b)103           (b)103

-------------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.................................. (a)$8.993        (a)$4.845        (a)$6.831        (a)$7.330
                                                 (b)N/A           (b)$5.183        (b)$6.706        (b)$7.160
 Ending AUV..................................... (a)$4.845        (a)$6.831        (a)$7.330        (a)$7.107
                                                 (b)N/A           (b)$6.706        (b)$7.160        (b)$6.907
 Ending Number of AUs........................... (a)2,819,772     (a)2,478,783     (a)2,311,609     (a)2,026,729
                                                 (b)N/A           (b)0             (b)0             (b)0

-------------------------------------------------



                                                      FISCAL           FISCAL           FISCAL
                                                       YEAR             YEAR             YEAR
                                                       ENDED            ENDED           ENDED
                                                     12/31/12         12/31/13         12/31/14
                                                 ================ ================ ===============
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date - 09/30/02)*
 Beginning AUV.................................. (a)$18.656       (a)$21.661       (a)$27.758
                                                 (b)$18.229       (b)$21.112       (b)$26.988
 Ending AUV..................................... (a)$21.661       (a)$27.758       (a)$29.666
                                                 (b)$21.112       (b)$26.988       (b)$28.771
 Ending Number of AUs........................... (a)4,859,759     (a)3,806,351     (a)3,032,267
                                                 (b)342,188       (b)280,447       (b)233,647

-------------------------------------------------
AMERICAN FUNDS GROWTH SAST - SAST Class 3 Shares
(Inception Date - 05/01/07)
 Beginning AUV.................................. (a)$9.680        (a)$11.208       (a)$14.323
                                                 (b)$9.433        (b)$10.866       (b)$13.818
 Ending AUV..................................... (a)$11.208       (a)$14.323       (a)$15.262
                                                 (b)$10.866       (b)$13.818       (b)$14.650
 Ending Number of AUs........................... (a)3,875,262     (a)3,204,349     (a)2,679,898
                                                 (b)612           (b)599           (b)599

-------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.................................. (a)$26.799       (a)$29.473       (a)$34.137
                                                 (b)$26.022       (b)$28.475       (b)$30.902
 Ending AUV..................................... (a)$29.473       (a)$34.137       (a)$36.040
                                                 (b)$28.475       (b)$30.902       (b)$34.474
 Ending Number of AUs........................... (a)14,810        (a)11,455        (a)9,440
                                                 (b)0             (b)0             (b)0

-------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................. (a)$16.424       (a)$18.253       (a)$21.428
                                                 (b)$15.788       (b)$17.460       (b)$19.046
 Ending AUV..................................... (a)$18.253       (a)$21.428       (a)$23.461
                                                 (b)$17.460       (b)$19.046       (b)$22.218
 Ending Number of AUs........................... (a)467,325       (a)439,089       (a)423,819
                                                 (b)0             (b)0             (b)0

-------------------------------------------------
BALANCED - PVCF Class 2 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................. (a)$10.426       (a)$11.548       (a)$13.346
                                                 (b)$9.829        (b)$10.820       (b)$11.741
 Ending AUV..................................... (a)$11.548       (a)$13.346       (a)$14.011
                                                 (b)$10.820       (b)$11.741       (b)$12.992
 Ending Number of AUs........................... (a)1,115,711     (a)956,861       (a)728,665
                                                 (b)0             (b)0             (b)0

-------------------------------------------------
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................. (a)$5.824        (a)$6.384        (a)$8.404
                                                 (b)$5.588        (b)$6.095        (b)$7.983
 Ending AUV..................................... (a)$6.384        (a)$8.404        (a)$9.240
                                                 (b)$6.095        (b)$7.983        (b)$8.734
 Ending Number of AUs........................... (a)990,421       (a)767,656       (a)725,752
                                                 (b)577           (b)577           (b)577

-------------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.................................. (a)$46.952       (a)$57.150       (a)$76.263
                                                 (b)$45.176       (b)$54.713       (b)$72.649
 Ending AUV..................................... (a)$57.150       (a)$76.263       (a)$86.347
                                                 (b)$54.713       (b)$72.649       (b)$81.845
 Ending Number of AUs........................... (a)2,344,932     (a)1,775,419     (a)1,394,436
                                                 (b)103           (b)103           (b)103

-------------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.................................. (a)$7.107        (a)$7.954        (a)$10.102
                                                 (b)$6.907        (b)$7.692        (b)$8.546
 Ending AUV..................................... (a)$7.954        (a)$10.102       (a)$10.778
                                                 (b)$7.692        (b)$8.546        (b)$10.319
 Ending Number of AUs........................... (a)1,825,844     (a)1,542.952     (a)1,311,791
                                                 (b)0             (b)0             (b)0

-------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses.
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit.


        * This Variable Portfolio is only available if you purchased your contract prior to May 1, 2007.

                                      A-2



                                                                  FISCAL           FISCAL           FISCAL
                                                                   YEAR             YEAR             YEAR
                                                                   ENDED            ENDED            ENDED
                                                                 12/31/05         12/31/06         12/31/07
                                                             ================ ================ ================
CASH MANAGEMENT - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.............................................. (a)$12.756       (a)$12.882       (a)$13.243
                                                             (b)N/A           (b)N/A           (b)N/A
 Ending AUV................................................. (a)$12.882       (a)$13.243       (a)$13.597
                                                             (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs....................................... (a)4,581,317     (a)6,262,248     (a)7,564,142
                                                             (b)N/A           (b)N/A           (b)N/A

-------------------------------------------------------------
COLUMBIA VP-ASSET ALLOCATION FUND - CFT Class 1 Shares
(Inception Date - 04/07/03)
 Beginning AUV.............................................. (a)$10.240       (a)$10.535       (a)$11.330
                                                             (b)N/A           (b)N/A           (b)N/A
 Ending AUV................................................. (a)$10.535       (a)$11.330       (a)$12.183
                                                             (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs....................................... (a)64,127        (a)54,059        (a)51,580
                                                             (b)N/A           (b)N/A           (b)N/A

-------------------------------------------------------------
COLUMBIA VP-DIVERSIFIED DIVIDEND OPPORTUNITY FUND - CFT II Class 1 Shares
(Inception Date - 04/07/03)
 Beginning AUV.............................................. (a)$10.512       (a)$11.320       (a)$13.173
                                                             (b)N/A           (b)N/A           (b)N/A
 Ending AUV................................................. (a)$11.320       (a)$13.173       (a)$13.329
                                                             (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs....................................... (a)414,113       (a)411,462       (a)446,155
                                                             (b)N/A           (b)N/A           (b)N/A

-------------------------------------------------------------
COLUMBIA VP-INCOME OPPORTUNITIES FUND - CFT II Class 1 Shares
(Inception Date - 04/07/03)
 Beginning AUV.............................................. (a)$14.464       (a)$14.553       (a)$15.946
                                                             (b)N/A           (b)N/A           (b)N/A
 Ending AUV................................................. (a)$14.553       (a)$15.946       (a)$15.994
                                                             (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs....................................... (a)289,705       (a)259,519       (a)284,458
                                                             (b)N/A           (b)N/A           (b)N/A

-------------------------------------------------------------
COLUMBIA VP-MARSICO 21ST CENTURY FUND - CFT I Class 1 Shares
(Inception Date - 04/07/03)
 Beginning AUV.............................................. (a)$12.901       (a)$13.708       (a)$16.167
                                                             (b)N/A           (b)N/A           (b)N/A
 Ending AUV................................................. (a)$13.708       (a)$16.167       (a)$18.994
                                                             (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs....................................... (a)38,437        (a)55,466        (a)59,644
                                                             (b)N/A           (b)N/A           (b)N/A

-------------------------------------------------------------
COLUMBIA VP-MARSICO FOCUSED EQUITIES FUND - CFT I Class 1 Shares
(Inception Date - 04/07/03)
 Beginning AUV.............................................. (a)$10.289       (a)$11.179       (a)$11.921
                                                             (b)N/A           (b)N/A           (b)N/A
 Ending AUV................................................. (a)$11.179       (a)$11.921       (a)$13.334
                                                             (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs....................................... (a)723,864       (a)713,487       (a)728,630
                                                             (b)N/A           (b)N/A           (b)N/A

-------------------------------------------------------------
COLUMBIA VP-MARSICO GROWTH FUND - CFT I Class 1 Shares
(Inception Date - 04/07/03)
 Beginning AUV.............................................. (a)$9.577        (a)$10.135       (a)$10.590
                                                             (b)N/A           (b)N/A           (b)N/A
 Ending AUV................................................. (a)$10.135       (a)$10.590       (a)$12.254
                                                             (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs....................................... (a)369,013       (a)347,490       (a)376,346
                                                             (b)N/A           (b)N/A           (b)N/A

-------------------------------------------------------------
COLUMBIA VP-INTERNATIONAL OPPORTUNITIES FUND - CFT I Class 2 Shares
(Inception Date - 04/07/03)**
 Beginning AUV.............................................. (a)$13.650       (a)$16.070       (a)$19.503
                                                             (b)N/A           (b)N/A           (b)N/A
 Ending AUV................................................. (a)$16.070       (a)$19.503       (a)$22.989
                                                             (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs....................................... (a)319,443       (a)304,317       (a)299,090
                                                             (b)N/A           (b)N/A           (b)N/A

-------------------------------------------------------------



                                                                   FISCAL           FISCAL           FISCAL           FISCAL
                                                                    YEAR             YEAR             YEAR             YEAR
                                                                   ENDED             ENDED            ENDED            ENDED
                                                                  12/31/08         12/31/09         12/31/10         12/31/11
                                                             ================= ================ ================ ================
CASH MANAGEMENT - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.............................................. (a)$13.597        (a)$13.516       (a)$13.286       (a)$13.022
                                                             (b)N/A            (b)$13.102       (b)$12.914       (b)$12.595
 Ending AUV................................................. (a)$13.516        (a)$13.286       (a)$13.022       (a)$12.758
                                                             (b)N/A            (b)$12.914       (b)$12.595       (b)$12.277
 Ending Number of AUs....................................... (a)12,573,373     (a)8,170,302     (a)6,120,505     (a)5,247,839
                                                             (b)N/A            (b)0             (b)0             (b)0

-------------------------------------------------------------
COLUMBIA VP-ASSET ALLOCATION FUND - CFT Class 1 Shares
(Inception Date - 04/07/03)
 Beginning AUV.............................................. (a)$12.183        (a)$8.601        (a)$10.504       (a)$11.735
                                                             (b)N/A            (b)$8.607        (b)$10.213       (b)$11.287
 Ending AUV................................................. (a)$8.601         (a)$10.504       (a)$11.735       (a)$11.460
                                                             (b)N/A            (b)$10.213       (b)$11.287       (b)$10.928
 Ending Number of AUs....................................... (a)49,399         (a)40,575        (a)31,623        (a)27,204
                                                             (b)N/A            (b)11            (b)11            (b)11

-------------------------------------------------------------
COLUMBIA VP-DIVERSIFIED DIVIDEND OPPORTUNITY FUND - CFT II Class 1 Shares
(Inception Date - 04/07/03)
 Beginning AUV.............................................. (a)$13.329        (a)$8.261        (a)$10.089       (a)$11.426
                                                             (b)N/A            (b)$8.003        (b)$9.797        (b)$10.980
 Ending AUV................................................. (a)$8.261         (a)$10.089       (a)$11.426       (a)$10.447
                                                             (b)N/A            (b)$9.797        (b)$10.980       (b)$9.953
 Ending Number of AUs....................................... (a)393,903        (a)329,507       (a)275,971       (a)223,619
                                                             (b)N/A            (b)12            (b)12            (b)12

-------------------------------------------------------------
COLUMBIA VP-INCOME OPPORTUNITIES FUND - CFT II Class 1 Shares
(Inception Date - 04/07/03)
 Beginning AUV.............................................. (a)$15.994        (a)$11.850       (a)$16.824       (a)$18.552
                                                             (b)N/A            (b)$13.345       (b)$16.309       (b)$17.894
 Ending AUV................................................. (a)$11.850        (a)$16.824       (a)$18.552       (a)$19.472
                                                             (b)N/A            (b)$16.309       (b)$17.894       (b)$18.688
 Ending Number of AUs....................................... (a)232,711        (a)180,489       (a)154,901       (a)114,083
                                                             (b)N/A            (b)0             (b)0             (b)0

-------------------------------------------------------------
COLUMBIA VP-MARSICO 21ST CENTURY FUND - CFT I Class 1 Shares
(Inception Date - 04/07/03)
 Beginning AUV.............................................. (a)$18.994        (a)$10.557       (a)$13.213       (a)$15.279
                                                             (b)N/A            (b)$9.783        (b)$12.881       (b)$14.750
 Ending AUV................................................. (a)$10.557        (a)$13.213       (a)$15.279       (a)$13.253
                                                             (b)N/A            (b)$12.881       (b)$14.750       (b)$12.682
 Ending Number of AUs....................................... (a)77,016         (a)76,836        (a)69,952        (a)65,409
                                                             (b)N/A            (b)10            (b)10            (b)10

-------------------------------------------------------------
COLUMBIA VP-MARSICO FOCUSED EQUITIES FUND - CFT I Class 1 Shares
(Inception Date - 04/07/03)
 Beginning AUV.............................................. (a)$13.334        (a)$7.709        (a)$9.770        (a)$11.423
                                                             (b)N/A            (b)$7.557        (b)$9.480        (b)$11.026
 Ending AUV................................................. (a)$7.709         (a)$9.770        (a)$11.423       (a)$10.957
                                                             (b)N/A            (b)$9.480        (b)$11.026       (b)$10.522
 Ending Number of AUs....................................... (a)666,408        (a)544,552       (a)429,980       (a)325,020
                                                             (b)N/A            (b)13            (b)13            (b)13

-------------------------------------------------------------
COLUMBIA VP-MARSICO GROWTH FUND - CFT I Class 1 Shares
(Inception Date - 04/07/03)
 Beginning AUV.............................................. (a)$12.254        (a)$7.308        (a)$9.117        (a)$10.914
                                                             (b)N/A            (b)$7.145        (b)$8.868        (b)$10.526
 Ending AUV................................................. (a)$7.308         (a)$9.117        (a)$10.914       (a)$10.465
                                                             (b)N/A            (b)$8.868        (b)$10.526       (b)$10.000
 Ending Number of AUs....................................... (a)345,281        (a)297,319       (a)230,658       (a)175,765
                                                             (b)N/A            (b)14            (b)14            (b)13

-------------------------------------------------------------
COLUMBIA VP-INTERNATIONAL OPPORTUNITIES FUND - CFT I Class 2 Shares
(Inception Date - 04/07/03)**
 Beginning AUV.............................................. (a)$22.989        (a)$11.663       (a)$15.846       (a)$17.750
                                                             (b)N/A            (b)$12.330       (b)$15.486       (b)$17.207
 Ending AUV................................................. (a)$11.663        (a)$15.846       (a)$17.750       (a)$14.653
                                                             (b)N/A            (b)$15.486       (b)$17.207       (b)$14.084
 Ending Number of AUs....................................... (a)286,270        (a)232,082       (a)198,783       (a)172,365
                                                             (b)N/A            (b)9             (b)8             (b)8

-------------------------------------------------------------



                                                                  FISCAL           FISCAL           FISCAL
                                                                   YEAR             YEAR             YEAR
                                                                   ENDED            ENDED           ENDED
                                                                 12/31/12         12/31/13         12/31/14
                                                             ================ ================ ===============
CASH MANAGEMENT - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.............................................. (a)$12.758       (a)$12.503       (a)$12.253
                                                             (b)$12.277       (b)$11.972       (b)$11.869
 Ending AUV................................................. (a)$12.503       (a)$12.253       (a)$12.004
                                                             (b)$11.972       (b)$11.869       (b)$11.380
 Ending Number of AUs....................................... (a)4,511,830     (a)3,547,032     (a)2,760,321
                                                             (b)0             (b)0             (b)0

-------------------------------------------------------------
COLUMBIA VP-ASSET ALLOCATION FUND - CFT Class 1 Shares
(Inception Date - 04/07/03)
 Beginning AUV.............................................. (a)$11.460       (a)$12.758       (a)$14.849
                                                             (b)$10.928       (b)$12.046       (b)$13.928
 Ending AUV................................................. (a)$12.758       (a)$14.849       (a)$16.095
                                                             (b)$12.046       (b)$13.928       (b)$15.021
 Ending Number of AUs....................................... (a)18,339        (a)18,148        (a)15,657
                                                             (b)11            (b)0             (b)0

-------------------------------------------------------------
COLUMBIA VP-DIVERSIFIED DIVIDEND OPPORTUNITY FUND - CFT II Class 1 Shares
(Inception Date - 04/07/03)
 Beginning AUV.............................................. (a)$10.447       (a)$11.740       (a)$14.665
                                                             (b)$9.953        (b)$11.057       (b)$13.711
 Ending AUV................................................. (a)$11.740       (a)$14.665       (a)$15.899
                                                             (b)$11.057       (b)$13.711       (b)$14.791
 Ending Number of AUs....................................... (a)172,667       (a)138,718       (a)108,829
                                                             (b)12            (b)0             (b)0

-------------------------------------------------------------
COLUMBIA VP-INCOME OPPORTUNITIES FUND - CFT II Class 1 Shares
(Inception Date - 04/07/03)
 Beginning AUV.............................................. (a)$19.472       (a)$22.066       (a)$22.837
                                                             (b)$18.688       (b)$21.071       (b)$21.959
 Ending AUV................................................. (a)$22.066       (a)$22.837       (a)$23.396
                                                             (b)$21.071       (b)$21.959       (b)$22.120
 Ending Number of AUs....................................... (a)82,395        (a)56,039        (a)48,663
                                                             (b)0             (b)0             (b)0

-------------------------------------------------------------
COLUMBIA VP-MARSICO 21ST CENTURY FUND - CFT I Class 1 Shares
(Inception Date - 04/07/03)
 Beginning AUV.............................................. (a)$13.253       (a)$14.538       (a)$20.397
                                                             (b)$12.682       (b)$13.823       (b)$19.282
 Ending AUV................................................. (a)$14.538       (a)$20.397       (a)$21.910
                                                             (b)$13.823       (b)$19.282       (b)$20.609
 Ending Number of AUs....................................... (a)46,900        (a)37,337        (a)35,956
                                                             (b)10            (b)0             (b)0

-------------------------------------------------------------
COLUMBIA VP-MARSICO FOCUSED EQUITIES FUND - CFT I Class 1 Shares
(Inception Date - 04/07/03)
 Beginning AUV.............................................. (a)$10.957       (a)$12.091       (a)$16.447
                                                             (b)$10.522       (b)$11.551       (b)$15.634
 Ending AUV................................................. (a)$12.091       (a)$16.447       (a)$18.216
                                                             (b)$11.551       (b)$15.634       (b)$17.230
 Ending Number of AUs....................................... (a)246,848       (a)166,306       (a)133,544
                                                             (b)12            (b)0             (b)0

-------------------------------------------------------------
COLUMBIA VP-MARSICO GROWTH FUND - CFT I Class 1 Shares
(Inception Date - 04/07/03)
 Beginning AUV.............................................. (a)$10.465       (a)$11.568       (a)$15.456
                                                             (b)$10.000       (b)$10.803       (b)$14.274
 Ending AUV................................................. (a)$11.568       (a)$15.456       (a)$16.657
                                                             (b)$10.803       (b)$14.274       (b)$15.307
 Ending Number of AUs....................................... (a)127,776       (a)102,284       (a)79,886
                                                             (b)13            (b)0             (b)0

-------------------------------------------------------------
COLUMBIA VP-INTERNATIONAL OPPORTUNITIES FUND - CFT I Class 2 Shares
(Inception Date - 04/07/03)**
 Beginning AUV.............................................. (a)$14.653       (a)$16.974       (a)$20.129
                                                             (b)$14.084       (b)$16.092       (b)$18.929
 Ending AUV................................................. (a)$16.974       (a)$20.129       (a)$18.816
                                                             (b)$16.092       (b)$18.929       (b)$17.605
 Ending Number of AUs....................................... (a)121,059       (a)93,785        (a)80,272
                                                             (b)8             (b)0             (b)0

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses.
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit.



        ** On May 1, 2015, the Columbia VP-Marsico International Opportunities Fund was renamed Columbia VP-International Opportunities Fund and the Columbia VP-Mid Cap Growth Opportunity Fund was renamed Columbia VP-Mid Cap Growth Fund.



                                      A-3



                                                                FISCAL           FISCAL           FISCAL
                                                                 YEAR             YEAR             YEAR
                                                                 ENDED            ENDED            ENDED
                                                               12/31/05         12/31/06         12/31/07
                                                           ================ ================ ================
COLUMBIA VP-MID CAP GROWTH FUND - CFT I Class 1 Shares
(Inception Date - 04/07/03)**
 Beginning AUV............................................ (a)$8.197        (a)$8.492        (a)$9.844
                                                           (b)N/A           (b)N/A           (b)N/A
 Ending AUV............................................... (a)$8.492        (a)$9.844        (a)$11.623
                                                           (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs..................................... (a)76,174        (a)75,701        (a)65,635
                                                           (b)N/A           (b)N/A           (b)N/A

-----------------------------------------------------------
COLUMBIA VP-SMALL COMPANY GROWTH FUND - CFT Class 1 Shares
(Inception Date - 04/07/03)
 Beginning AUV............................................ (a)$10.422       (a)$10.893       (a)$12.060
                                                           (b)N/A           (b)N/A           (b)N/A
 Ending AUV............................................... (a)$10.893       (a)$12.060       (a)$13.476
                                                           (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs..................................... (a)124,687       (a)114,801       (a)110,228
                                                           (b)N/A           (b)N/A           (b)N/A

-----------------------------------------------------------
CONSERVATIVE GROWTH - PVCF Class 2 Shares
(Inception Date - 09/30/02)
 Beginning AUV............................................ (a)$9.156        (a)$9.623        (a)$10.610
                                                           (b)N/A           (b)N/A           (b)N/A
 Ending AUV............................................... (a)$9.623        (a)$10.610       (a)$11.394
                                                           (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs..................................... (a)1,027,621     (a)1,115,113     (a)1,106,919
                                                           (b)N/A           (b)N/A           (b)N/A

-----------------------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV............................................ (a)$16.975       (a)$16.995       (a)$17.675
                                                           (b)N/A           (b)N/A           (b)N/A
 Ending AUV............................................... (a)$16.995       (a)$17.675       (a)$18.316
                                                           (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs..................................... (a)3,611,661     (a)5,353,272     (a)7,944,595
                                                           (b)N/A           (b)N/A           (b)N/A

-----------------------------------------------------------
DAVIS VENTURE VALUE - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV............................................ (a)$31.304       (a)$34.019       (a)$38.538
                                                           (b)N/A           (b)N/A           (b)N/A
 Ending AUV............................................... (a)$34.019       (a)$38.538       (a)$40.004
                                                           (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs..................................... (a)5,339,471     (a)7,089,919     (a)7,953,979
                                                           (b)N/A           (b)N/A           (b)N/A

-----------------------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV............................................ (a)$11.309       (a)$10.807       (a)$12.916
                                                           (b)N/A           (b)N/A           (b)N/A
 Ending AUV............................................... (a)$10.807       (a)$12.916       (a)$12.444
                                                           (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs..................................... (a)463,718       (a)597,474       (a)608,503
                                                           (b)N/A           (b)N/A           (b)N/A

-----------------------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV............................................ (a)$10.934       (a)$14.738       (a)$18.981
                                                           (b)N/A           (b)N/A           (b)N/A
 Ending AUV............................................... (a)$14.738       (a)$18.981       (a)$26.368
                                                           (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs..................................... (a)761,320       (a)1,649,432     (a)2,461,859
                                                           (b)N/A           (b)N/A           (b)N/A

-----------------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV............................................ (a)$17.475       (a)$17.970       (a)$20.603
                                                           (b)N/A           (b)N/A           (b)N/A
 Ending AUV............................................... (a)$17.970       (a)$20.603       (a)$20.262
                                                           (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs..................................... (a)822,351       (a)903,364       (a)948,393
                                                           (b)N/A           (b)N/A           (b)N/A

-----------------------------------------------------------



                                                                FISCAL           FISCAL           FISCAL           FISCAL
                                                                 YEAR             YEAR             YEAR             YEAR
                                                                 ENDED            ENDED            ENDED            ENDED
                                                               12/31/08         12/31/09         12/31/10         12/31/11
                                                           ================ ================ ================ ================
COLUMBIA VP-MID CAP GROWTH FUND - CFT I Class 1 Shares
(Inception Date - 04/07/03)**
 Beginning AUV............................................ (a)$11.623       (a)$6.378        (a)$9.036        (a)$11.575
                                                           (b)N/A           (b)$6.044        (b)$8.203        (b)$10.429
 Ending AUV............................................... (a)$6.378        (a)$9.036        (a)$11.575       (a)$10.823
                                                           (b)N/A           (b)$8.203        (b)$10.429       (b)$9.708
 Ending Number of AUs..................................... (a)71,174        (a)67,982        (a)56,173        (a)32,082
                                                           (b)N/A           (b)17            (b)16            (b)16

-----------------------------------------------------------
COLUMBIA VP-SMALL COMPANY GROWTH FUND - CFT Class 1 Shares
(Inception Date - 04/07/03)
 Beginning AUV............................................ (a)$13.476       (a)$7.854        (a)$9.721        (a)$12.291
                                                           (b)N/A           (b)$7.376        (b)$9.451        (b)$11.830
 Ending AUV............................................... (a)$7.854        (a)$9.721        (a)$12.291       (a)$11.434
                                                           (b)N/A           (b)$9.451        (b)$11.830       (b)$10.949
 Ending Number of AUs..................................... (a)103,007       (a)92,294        (a)72,546        (a)61,431
                                                           (b)N/A           (b)14            (b)13            (b)13

-----------------------------------------------------------
CONSERVATIVE GROWTH - PVCF Class 2 Shares
(Inception Date - 09/30/02)
 Beginning AUV............................................ (a)$11.394       (a)$7.485        (a)$9.242        (a)$10.460
                                                           (b)N/A           (b)$7.103        (b)$8.822        (b)$9.903
 Ending AUV............................................... (a)$7.485        (a)$9.242        (a)$10.460       (a)$10.238
                                                           (b)N/A           (b)$8.822        (b)$9.903        (b)$9.590
 Ending Number of AUs..................................... (a)1,028,847     (a)908,972       (a)829,482       (a)705,421
                                                           (b)N/A           (b)0             (b)0             (b)0

-----------------------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV............................................ (a)$18.316       (a)$16.594       (a)$21.354       (a)$23.280
                                                           (b)N/A           (b)$17.839       (b)$20.804       (b)$22.569
 Ending AUV............................................... (a)$16.594       (a)$21.354       (a)$23.280       (a)$24.338
                                                           (b)N/A           (b)$20.804       (b)$22.569       (b)$23.477
 Ending Number of AUs..................................... (a)7,874,390     (a)7,757,865     (a)7,077,643     (a)5,847,674
                                                           (b)N/A           (b)0             (b)0             (b)0

-----------------------------------------------------------
DAVIS VENTURE VALUE - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV............................................ (a)$40.004       (a)$24.304       (a)$31.879       (a)$35.135
                                                           (b)N/A           (b)$24.290       (b)$30.982       (b)$33.976
 Ending AUV............................................... (a)$24.304       (a)$31.879       (a)$35.135       (a)$33.058
                                                           (b)N/A           (b)$30.982       (b)$33.976       (b)$31.808
 Ending Number of AUs..................................... (a)7,456,868     (a)6,697,843     (a)5,929,830     (a)5,057,127
                                                           (b)N/A           (b)171           (b)171           (b)171

-----------------------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV............................................ (a)$12.444       (a)$8.974        (a)$10.593       (a)$12.149
                                                           (b)N/A           (b)$8.177        (b)$10.330       (b)$11.788
 Ending AUV............................................... (a)$8.974        (a)$10.593       (a)$12.149       (a)$13.450
                                                           (b)N/A           (b)$10.330       (b)$11.788       (b)$12.985
 Ending Number of AUs..................................... (a)532,185       (a)569,876       (a)659,381       (a)630,729
                                                           (b)N/A           (b)0             (b)0             (b)0

-----------------------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV............................................ (a)$26.368       (a)$11.238       (a)$19.504       (a)$22.710
                                                           (b)N/A           (b)$13.268       (b)$18.968       (b)$21.975
 Ending AUV............................................... (a)$11.238       (a)$19.504       (a)$22.710       (a)$16.491
                                                           (b)N/A           (b)$18.968       (b)$21.975       (b)$15.878
 Ending Number of AUs..................................... (a)3,013,050     (a)2,885,253     (a)2,610,864     (a)2,368,932
                                                           (b)N/A           (b)168           (b)168           (b)168

-----------------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV............................................ (a)$20.262       (a)$12.248       (a)$15.895       (a)$18.285
                                                           (b)N/A           (b)$12.370       (b)$15.408       (b)$17.632
 Ending AUV............................................... (a)$12.248       (a)$15.895       (a)$18.285       (a)$17.945
                                                           (b)N/A           (b)$15.408       (b)$17.632       (b)$17.215
 Ending Number of AUs..................................... (a)855,879       (a)747,474       (a)609,397       (a)513,063
                                                           (b)N/A           (b)0             (b)0             (b)0

-----------------------------------------------------------



                                                                FISCAL           FISCAL           FISCAL
                                                                 YEAR             YEAR             YEAR
                                                                 ENDED            ENDED           ENDED
                                                               12/31/12         12/31/13         12/31/14
                                                           ================ ================ ===============
COLUMBIA VP-MID CAP GROWTH FUND - CFT I Class 1 Shares
(Inception Date - 04/07/03)**
 Beginning AUV............................................ (a)$10.823       (a)$11.883       (a)$15.361
                                                           (b)$9.708        (b)$10.687       (b)$13.783
 Ending AUV............................................... (a)$11.883       (a)$15.361       (a)$16.252
                                                           (b)$10.687       (b)$13.783       (b)$14.509
 Ending Number of AUs..................................... (a)15,060        (a)10,108        (a)9,895
                                                           (b)16            (b)0             (b)0

-----------------------------------------------------------
COLUMBIA VP-SMALL COMPANY GROWTH FUND - CFT Class 1 Shares
(Inception Date - 04/07/03)
 Beginning AUV............................................ (a)$11.434       (a)$12.613       (a)$17.451
                                                           (b)$10.949       (b)$12.012       (b)$16.533
 Ending AUV............................................... (a)$12.613       (a)$17.451       (a)$16.391
                                                           (b)$12.012       (b)$16.533       (b)$15.451
 Ending Number of AUs..................................... (a)39,280        (a)29,170        (a)26,314
                                                           (b)13            (b)0             (b)0

-----------------------------------------------------------
CONSERVATIVE GROWTH - PVCF Class 2 Shares
(Inception Date - 09/30/02)
 Beginning AUV............................................ (a)$10.238       (a)$11.476       (a)$13.884
                                                           (b)$9.590        (b)$10.663       (b)$11.793
 Ending AUV............................................... (a)$11.476       (a)$13.884       (a)$14.651
                                                           (b)$10.663       (b)$11.793       (b)$13.456
 Ending Number of AUs..................................... (a)561,989       (a)496,783       (a)380,774
                                                           (b)0             (b)0             (b)0

-----------------------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV............................................ (a)$24.338       (a)$26.640       (a)$26.540
                                                           (b)$23.477       (b)$25.569       (b)$26.139
 Ending AUV............................................... (a)$26.640       (a)$26.540       (a)$27.588
                                                           (b)$25.569       (b)$26.139       (b)$26.216
 Ending Number of AUs..................................... (a)5,176,059     (a)4,743,951     (a)4,029,806
                                                           (b)0             (b)0             (b)0

-----------------------------------------------------------
DAVIS VENTURE VALUE - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV............................................ (a)$33.058       (a)$36.607       (a)$48.079
                                                           (b)$31.808       (b)$35.047       (b)$45.801
 Ending AUV............................................... (a)$36.607       (a)$48.079       (a)$50.419
                                                           (b)$35.047       (b)$45.801       (b)$47.791
 Ending Number of AUs..................................... (a)4,298,337     (a)3,314,920     (a)2,674,283
                                                           (b)171           (b)171           (b)171

-----------------------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV............................................ (a)$13.450       (a)$15.040       (a)$20.188
                                                           (b)$12.985       (b)$14.448       (b)$17.272
 Ending AUV............................................... (a)$15.040       (a)$20.188       (a)$21.967
                                                           (b)$14.448       (b)$17.272       (b)$20.892
 Ending Number of AUs..................................... (a)696,142       (a)762,907       (a)639,735
                                                           (b)0             (b)0             (b)0

-----------------------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV............................................ (a)$16.491       (a)$19.240       (a)$18.263
                                                           (b)$15.878       (b)$18.432       (b)$17.409
 Ending AUV............................................... (a)$19.240       (a)$18.263       (a)$16.886
                                                           (b)$18.432       (b)$17.409       (b)$16.016
 Ending Number of AUs..................................... (a)2,038,403     (a)1,865,607     (a)1,607,908
                                                           (b)168           (b)168           (b)168

-----------------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV............................................ (a)$17.945       (a)$20.600       (a)$26.559
                                                           (b)$17.215       (b)$19.663       (b)$21.995
 Ending AUV............................................... (a)$20.600       (a)$26.559       (a)$28.818
                                                           (b)$19.663       (b)$21.995       (b)$27.234
 Ending Number of AUs..................................... (a)424,033       (a)401,046       (a)354,655
                                                           (b)0             (b)0             (b)0

-----------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses.
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit.



        ** On May 1, 2015, the Columbia VP-Marsico International Opportunities Fund was renamed Columbia VP-International Opportunities Fund and the Columbia VP-Mid Cap Growth Opportunity Fund was renamed Columbia VP-Mid Cap Growth Fund.



                                      A-4



                                                                  FISCAL            FISCAL            FISCAL
                                                                   YEAR              YEAR              YEAR
                                                                   ENDED            ENDED             ENDED
                                                                 12/31/05          12/31/06          12/31/07
                                                             ================ ================= =================
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.............................................. (a)$14.701       (a)$15.918        (a)$19.918
                                                             (b)N/A           (b)N/A            (b)N/A
 Ending AUV................................................. (a)$15.918       (a)$19.918        (a)$22.377
                                                             (b)N/A           (b)N/A            (b)N/A
 Ending Number of AUs....................................... (a)7,478,428     (a)8,464,352      (a)8,278,169
                                                             (b)N/A           (b)N/A            (b)N/A

-------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
 Beginning AUV.............................................. (a)N/A           (a)N/A            (a)N/A
                                                             (b)N/A           (b)N/A            (b)N/A
 Ending AUV................................................. (a)N/A           (a)N/A            (a)N/A
                                                             (b)N/A           (b)N/A            (b)N/A
 Ending Number of AUs....................................... (a)N/A           (a)N/A            (a)N/A
                                                             (b)N/A           (b)N/A            (b)N/A

-------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
 Beginning AUV.............................................. (a)N/A           (a)N/A            (a)N/A
                                                             (b)N/A           (b)N/A            (b)N/A
 Ending AUV................................................. (a)N/A           (a)N/A            (a)N/A
                                                             (b)N/A           (b)N/A            (b)N/A
 Ending Number of AUs....................................... (a)N/A           (a)N/A            (a)N/A
                                                             (b)N/A           (b)N/A            (b)N/A

-------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.............................................. (a)$17.326       (a)$18.055        (a)$18.764
                                                             (b)N/A           (b)N/A            (b)N/A
 Ending AUV................................................. (a)$18.055       (a)$18.764        (a)$21.243
                                                             (b)N/A           (b)N/A            (b)N/A
 Ending Number of AUs....................................... (a)135,003       (a)130,613        (a)997,044
                                                             (b)N/A           (b)N/A            (b)N/A

-------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.............................................. (a)$16.968       (a)$17.435        (a)$17.792
                                                             (b)N/A           (b)N/A            (b)N/A
 Ending AUV................................................. (a)$17.435       (a)$17.792        (a)$19.469
                                                             (b)N/A           (b)N/A            (b)N/A
 Ending Number of AUs....................................... (a)725,256       (a)1,071,309      (a)1,467,057
                                                             (b)N/A           (b)N/A            (b)N/A

-------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.............................................. (a)$17.129       (a)$19.485        (a)$23.713
                                                             (b)N/A           (b)N/A            (b)N/A
 Ending AUV................................................. (a)$19.485       (a)$23.713        (a)$26.063
                                                             (b)N/A           (b)N/A            (b)N/A
 Ending Number of AUs....................................... (a)200,036       (a)362,260        (a)426,892
                                                             (b)N/A           (b)N/A            (b)N/A

-------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.............................................. (a)$16.854       (a)$16.995        (a)$17.248
                                                             (b)N/A           (b)N/A            (b)N/A
 Ending AUV................................................. (a)$16.995       (a)$17.248        (a)$18.012
                                                             (b)N/A           (b)N/A            (b)N/A
 Ending Number of AUs....................................... (a)8,408,596     (a)10,626,261     (a)13,323,514
                                                             (b)N/A           (b)N/A            (b)N/A

-------------------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.............................................. (a)$28.987       (a)$30.508        (a)$33.954
                                                             (b)N/A           (b)N/A            (b)N/A
 Ending AUV................................................. (a)$30.508       (a)$33.954        (a)$36.761
                                                             (b)N/A           (b)N/A            (b)N/A
 Ending Number of AUs....................................... (a)2,539,346     (a)2,914,292      (a)2,990,739
                                                             (b)N/A           (b)N/A            (b)N/A

-------------------------------------------------------------



                                                                   FISCAL            FISCAL            FISCAL
                                                                    YEAR              YEAR              YEAR
                                                                   ENDED             ENDED             ENDED
                                                                  12/31/08          12/31/09          12/31/10
                                                             ================= ================= =================
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.............................................. (a)$22.377        (a)$12.999        (a)$16.636
                                                             (b)N/A            (b)$12.731        (b)$16.148
 Ending AUV................................................. (a)$12.999        (a)$16.636        (a)$16.865
                                                             (b)N/A            (b)$16.148        (b)$16.289
 Ending Number of AUs....................................... (a)8,160,636      (a)7,530,472      (a)6,984,027
                                                             (b)N/A            (b)623            (b)623

-------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
 Beginning AUV.............................................. (a)$10.000        (a)$6.617         (a)$8.488
                                                             (b)N/A            (b)$6.647         (b)$8.368
 Ending AUV................................................. (a)$6.617         (a)$8.488         (a)$9.217
                                                             (b)N/A            (b)$8.368         (b)$9.041
 Ending Number of AUs....................................... (a)1,074,744      (a)1,212,273      (a)1,213,609
                                                             (b)N/A            (b)0              (b)0

-------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
 Beginning AUV.............................................. (a)$10.000        (a)$7.040         (a)$9.402
                                                             (b)N/A            (b)$7.356         (b)$9.243
 Ending AUV................................................. (a)$7.040         (a)$9.402         (a)$10.434
                                                             (b)N/A            (b)$9.243         (b)$10.205
 Ending Number of AUs....................................... (a)452,711        (a)877,832        (a)1,178,508
                                                             (b)N/A            (b)0              (b)0

-------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.............................................. (a)$21.243        (a)$11.513        (a)$15.380
                                                             (b)N/A            (b)$11.371        (b)$14.905
 Ending AUV................................................. (a)$11.513        (a)$15.380        (a)$17.680
                                                             (b)N/A            (b)$14.905        (b)$17.048
 Ending Number of AUs....................................... (a)2,026,151      (a)1,784,145      (a)1,585,375
                                                             (b)N/A            (b)0              (b)0

-------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.............................................. (a)$19.469        (a)$20.211        (a)$21.345
                                                             (b)N/A            (b)$19.136        (b)$20.663
 Ending AUV................................................. (a)$20.211        (a)$21.345        (a)$22.288
                                                             (b)N/A            (b)$20.663        (b)$21.467
 Ending Number of AUs....................................... (a)1,980,249      (a)2,123,655      (a)2,003,164
                                                             (b)N/A            (b)0              (b)0

-------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.............................................. (a)$26.063        (a)$14.494        (a)$18.427
                                                             (b)N/A            (b)$13.912        (b)$17.855
 Ending AUV................................................. (a)$14.494        (a)$18.427        (a)$20.699
                                                             (b)N/A            (b)$17.855        (b)$19.957
 Ending Number of AUs....................................... (a)359,200        (a)346,708        (a)366,925
                                                             (b)N/A            (b)0              (b)0

-------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.............................................. (a)$18.012        (a)$18.463        (a)$18.913
                                                             (b)N/A            (b)$18.200        (b)$18.396
 Ending AUV................................................. (a)$18.463        (a)$18.913        (a)$19.507
                                                             (b)N/A            (b)$18.396        (b)$18.880
 Ending Number of AUs....................................... (a)12,573,696     (a)12,418,907     (a)11,113,465
                                                             (b)N/A            (b)0              (b)0

-------------------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.............................................. (a)$36.761        (a)$21.517        (a)$29.256
                                                             (b)N/A            (b)$21.984        (b)$28.440
 Ending AUV................................................. (a)$21.517        (a)$29.256        (a)$32.808
                                                             (b)N/A            (b)$28.440        (b)$31.734
 Ending Number of AUs....................................... (a)2,897,675      (a)2,415,806      (a)2,051,369
                                                             (b)N/A            (b)0              (b)0

-------------------------------------------------------------



                                                                  FISCAL           FISCAL           FISCAL           FISCAL
                                                                   YEAR             YEAR             YEAR             YEAR
                                                                   ENDED            ENDED            ENDED           ENDED
                                                                 12/31/11         12/31/12         12/31/13         12/31/14
                                                             ================ ================ ================ ===============
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.............................................. (a)$16.865       (a)$14.641       (a)$17.202       (a)$20.854
                                                             (b)$16.289       (b)$14.071       (b)$16.449       (b)$19.843
 Ending AUV................................................. (a)$14.641       (a)$17.202       (a)$20.854       (a)$19.108
                                                             (b)$14.071       (b)$16.449       (b)$19.843       (b)$18.090
 Ending Number of AUs....................................... (a)6,244,716     (a)5,154,162     (a)4,020,479     (a)3,453,150
                                                             (b)623           (b)623           (b)623           (b)623

-------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
 Beginning AUV.............................................. (a)$9.217        (a)$8.938        (a)$10.153       (a)$12.378
                                                             (b)$9.041        (b)$8.724        (b)$9.860        (b)$10.930
 Ending AUV................................................. (a)$8.938        (a)$10.153       (a)$12.378       (a)$12.538
                                                             (b)$8.724        (b)$9.860        (b)$10.930       (b)$12.056
 Ending Number of AUs....................................... (a)1,107,667     (a)1,015,427     (a)901,986       (a)818,849
                                                             (b)0             (b)0             (b)0             (b)0

-------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
 Beginning AUV.............................................. (a)$10.434       (a)$10.521       (a)$11.673       (a)$13.101
                                                             (b)$10.205       (b)$10.239       (b)$11.304       (b)$12.179
 Ending AUV................................................. (a)$10.521       (a)$11.673       (a)$13.101       (a)$13.499
                                                             (b)$10.239       (b)$11.304       (b)$12.179       (b)$12.942
 Ending Number of AUs....................................... (a)1,578,964     (a)1,494,659     (a)1,241,439     (a)1,217,836
                                                             (b)0             (b)0             (b)0             (b)0

-------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.............................................. (a)$17.680       (a)$16.417       (a)$18.736       (a)$25.231
                                                             (b)$17.048       (b)$15.752       (b)$17.887       (b)$20.039
 Ending AUV................................................. (a)$16.417       (a)$18.736       (a)$25.231       (a)$26.670
                                                             (b)$15.752       (b)$17.887       (b)$20.039       (b)$25.209
 Ending Number of AUs....................................... (a)1,444,969     (a)1,287,260     (a)1,043,156     (a)894,197
                                                             (b)0             (b)0             (b)0             (b)0

-------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.............................................. (a)$22.288       (a)$23.156       (a)$23.633       (a)$22.397
                                                             (b)$21.467       (b)$22.192       (b)$22.536       (b)$21.902
 Ending AUV................................................. (a)$23.156       (a)$23.633       (a)$22.397       (a)$21.929
                                                             (b)$22.192       (b)$22.536       (b)$21.902       (b)$20.704
 Ending Number of AUs....................................... (a)1,692,703     (a)1,565,162     (a)1,481,963     (a)1,241,962
                                                             (b)0             (b)0             (b)0             (b)0

-------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.............................................. (a)$20.699       (a)$18.224       (a)$20.928       (a)$25.948
                                                             (b)$19.957       (b)$17.483       (b)$19.976       (b)$22.133
 Ending AUV................................................. (a)$18.224       (a)$20.928       (a)$25.948       (a)$26.562
                                                             (b)$17.483       (b)$19.976       (b)$22.133       (b)$25.103
 Ending Number of AUs....................................... (a)297,833       (a)255,166       (a)213,565       (a)163,433
                                                             (b)0             (b)0             (b)0             (b)0

-------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.............................................. (a)$19.507       (a)$20.524       (a)$20.928       (a)$20.132
                                                             (b)$18.880       (b)$19.764       (b)$20.053       (b)$20.008
 Ending AUV................................................. (a)$20.524       (a)$20.928       (a)$20.132       (a)$20.801
                                                             (b)$19.764       (b)$20.053       (b)$20.008       (b)$19.734
 Ending Number of AUs....................................... (a)8,941,808     (a)8,119,895     (a)7,492,786     (a)6,163,328
                                                             (b)0             (b)0             (b)0             (b)0

-------------------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.............................................. (a)$32.808       (a)$30.217       (a)$33.833       (a)$44.935
                                                             (b)$31.734       (b)$29.082       (b)$32.399       (b)$36.577
 Ending AUV................................................. (a)$30.217       (a)$33.833       (a)$44.935       (a)$47.438
                                                             (b)$29.082       (b)$32.399       (b)$36.577       (b)$44.975
 Ending Number of AUs....................................... (a)1,734,792     (a)1,436,389     (a)1,086,474     (a)887,595
                                                             (b)0             (b)0             (b)0             (b)0

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses.
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit.

                                      A-5



                                                              FISCAL           FISCAL            FISCAL
                                                               YEAR             YEAR              YEAR
                                                               ENDED            ENDED            ENDED
                                                             12/31/05         12/31/06          12/31/07
                                                         ================ ================ =================
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.......................................... (a)$28.116       (a)$29.613       (a)$31.254
                                                         (b)N/A           (b)N/A           (b)N/A
 Ending AUV............................................. (a)$29.613       (a)$31.254       (a)$34.122
                                                         (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs................................... (a)353,804       (a)331,445       (a)352,763
                                                         (b)N/A           (b)N/A           (b)N/A

---------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.......................................... (a)$4.753        (a)$5.027        (a)$5.603
                                                         (b)N/A           (b)N/A           (b)N/A
 Ending AUV............................................. (a)$5.027        (a)$5.603        (a)$6.692
                                                         (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs................................... (a)436,395       (a)2,038,593     (a)2,816,410
                                                         (b)N/A           (b)N/A           (b)N/A

---------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.......................................... (a)$17.285       (a)$18.488       (a)$20.828
                                                         (b)N/A           (b)N/A           (b)N/A
 Ending AUV............................................. (a)$18.488       (a)$20.828       (a)$20.746
                                                         (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs................................... (a)1,439,531     (a)1,841,869     (a)1,781,080
                                                         (b)N/A           (b)N/A           (b)N/A

---------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.......................................... (a)$10.629       (a)$11.883       (a)$14.413
                                                         (b)N/A           (b)N/A           (b)N/A
 Ending AUV............................................. (a)$11.883       (a)$14.413       (a)$16.333
                                                         (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs................................... (a)6,980,114     (a)8,786,616     (a)9,617,980
                                                         (b)N/A           (b)N/A           (b)N/A

---------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.......................................... (a)$13.305       (a)$14.940       (a)$18.647
                                                         (b)N/A           (b)N/A           (b)N/A
 Ending AUV............................................. (a)$14.940       (a)$18.647       (a)$19.633
                                                         (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs................................... (a)1,240,833     (a)2,346,218     (a)4,233,308
                                                         (b)N/A           (b)N/A           (b)N/A

---------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND, SERIES II SHARES
(Inception Date - 09/30/02)
 Beginning AUV.......................................... (a)$9.101        (a)$9.648        (a)$9.752
                                                         (b)N/A           (b)N/A           (b)N/A
 Ending AUV............................................. (a)$9.648        (a)$9.752        (a)$11.204
                                                         (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs................................... (a)895,138       (a)753,453       (a)646,792
                                                         (b)N/A           (b)N/A           (b)N/A

---------------------------------------------------------
INVESCO V.I. COMSTOCK FUND, SERIES II SHARES
(Inception Date - 09/30/02)
 Beginning AUV.......................................... (a)$12.068       (a)$12.374       (a)$14.143
                                                         (b)N/A           (b)N/A           (b)N/A
 Ending AUV............................................. (a)$12.374       (a)$14.143       (a)$13.606
                                                         (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs................................... (a)5,524,644     (a)4,594,908     (a)4,894,749
                                                         (b)N/A           (b)N/A           (b)N/A

---------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND, SERIES II SHARES
(Inception Date - 09/30/02)
 Beginning AUV.......................................... (a)$12.476       (a)$13.482       (a)$15.400
                                                         (b)N/A           (b)N/A           (b)N/A
 Ending AUV............................................. (a)$13.482       (a)$15.400       (a)$15.551
                                                         (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs................................... (a)8,184,294     (a)9,167,857     (a)10,893,877
                                                         (b)N/A           (b)N/A           (b)N/A

---------------------------------------------------------



                                                               FISCAL            FISCAL            FISCAL           FISCAL
                                                                YEAR              YEAR              YEAR             YEAR
                                                               ENDED             ENDED             ENDED             ENDED
                                                              12/31/08          12/31/09          12/31/10         12/31/11
                                                         ================= ================= ================= ================
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.......................................... (a)$34.122        (a)$19.139        (a)$24.102        (a)$26.402
                                                         (b)N/A            (b)$18.684        (b)$23.348        (b)$25.460
 Ending AUV............................................. (a)$19.139        (a)$24.102        (a)$26.402        (a)$28.103
                                                         (b)N/A            (b)$23.348        (b)$25.460        (b)$26.963
 Ending Number of AUs................................... (a)310,819        (a)290,256        (a)256,001        (a)283,428
                                                         (b)N/A            (b)0              (b)0              (b)0

---------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.......................................... (a)$6.692         (a)$4.215         (a)$4.897         (a)$5.982
                                                         (b)N/A            (b)$3.783         (b)$4.770         (b)$5.797
 Ending AUV............................................. (a)$4.215         (a)$4.897         (a)$5.982         (a)$5.738
                                                         (b)N/A            (b)$4.770         (b)$5.797         (b)$5.533
 Ending Number of AUs................................... (a)3,614,829      (a)4,462,823      (a)4,192,390      (a)3,933,064
                                                         (b)N/A            (b)1,098          (b)1,098          (b)1,098

---------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.......................................... (a)$20.746        (a)$13.828        (a)$19.294        (a)$21.723
                                                         (b)N/A            (b)$15.109        (b)$18.751        (b)$21.006
 Ending AUV............................................. (a)$13.828        (a)$19.294        (a)$21.723        (a)$22.255
                                                         (b)N/A            (b)$18.751        (b)$21.006        (b)$21.414
 Ending Number of AUs................................... (a)1,826,308      (a)2,314,228      (a)1,850,960      (a)1,679,489
                                                         (b)N/A            (b)0              (b)0              (b)0

---------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.......................................... (a)$16.333        (a)$9.714         (a)$12.324        (a)$13.137
                                                         (b)N/A            (b)$9.244         (b)$11.988        (b)$12.714
 Ending AUV............................................. (a)$9.714         (a)$12.324        (a)$13.137        (a)$11.021
                                                         (b)N/A            (b)$11.988        (b)$12.714        (b)$10.614
 Ending Number of AUs................................... (a)9,262,015      (a)8,059,397      (a)7,215,867      (a)6,526,955
                                                         (b)N/A            (b)427            (b)427            (b)427

---------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.......................................... (a)$19.633        (a)$10.433        (a)$13.095        (a)$13.778
                                                         (b)N/A            (b)$9.765         (b)$12.783        (b)$13.382
 Ending AUV............................................. (a)$10.433        (a)$13.095        (a)$13.778        (a)$11.669
                                                         (b)N/A            (b)$12.783        (b)$13.382        (b)$11.277
 Ending Number of AUs................................... (a)6,154,304      (a)6,027,593      (a)5,658,894      (a)5,393,855
                                                         (b)N/A            (b)0              (b)0              (b)0

---------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND, SERIES II SHARES
(Inception Date - 09/30/02)
 Beginning AUV.......................................... (a)$11.204        (a)$5.615         (a)$9.161         (a)$10.787
                                                         (b)N/A            (b)$6.534         (b)$8.834         (b)$10.342
 Ending AUV............................................. (a)$5.615         (a)$9.161         (a)$10.787        (a)$9.946
                                                         (b)N/A            (b)$8.834         (b)$10.342        (b)$9.483
 Ending Number of AUs................................... (a)548,186        (a)759,990        (a)550,048        (a)428,208
                                                         (b)N/A            (b)0              (b)0              (b)0

---------------------------------------------------------
INVESCO V.I. COMSTOCK FUND, SERIES II SHARES
(Inception Date - 09/30/02)
 Beginning AUV.......................................... (a)$13.606        (a)$8.603         (a)$10.880        (a)$12.397
                                                         (b)N/A            (b)$8.283         (b)$10.592        (b)$12.009
 Ending AUV............................................. (a)$8.603         (a)$10.880        (a)$12.397        (a)$11.953
                                                         (b)N/A            (b)$10.592        (b)$12.009        (b)$11.521
 Ending Number of AUs................................... (a)5,027,807      (a)5,169,308      (a)4,675,833      (a)4,065,952
                                                         (b)N/A            (b)587            (b)587            (b)587

---------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND, SERIES II SHARES
(Inception Date - 09/30/02)
 Beginning AUV.......................................... (a)$15.551        (a)$10.383        (a)$12.692        (a)$14.024
                                                         (b)N/A            (b)$9.652         (b)$12.343        (b)$13.570
 Ending AUV............................................. (a)$10.383        (a)$12.692        (a)$14.024        (a)$13.500
                                                         (b)N/A            (b)$12.343        (b)$13.570        (b)$12.998
 Ending Number of AUs................................... (a)11,485,293     (a)11,136,500     (a)10,025,266     (a)8,535,450
                                                         (b)N/A            (b)580            (b)580            (b)580

---------------------------------------------------------



                                                              FISCAL           FISCAL           FISCAL
                                                               YEAR             YEAR             YEAR
                                                               ENDED            ENDED           ENDED
                                                             12/31/12         12/31/13         12/31/14
                                                         ================ ================ ===============
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.......................................... (a)$28.103       (a)$31.403       (a)$40.652
                                                         (b)$26.963       (b)$29.979       (b)$34.383
 Ending AUV............................................. (a)$31.403       (a)$40.652       (a)$45.573
                                                         (b)$29.979       (b)$34.383       (b)$43.074
 Ending Number of AUs................................... (a)286,264       (a)308,824       (a)273,624
                                                         (b)0             (b)0             (b)0

---------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.......................................... (a)$5.738        (a)$6.627        (a)$8.973
                                                         (b)$5.533        (b)$6.358        (b)$8.566
 Ending AUV............................................. (a)$6.627        (a)$8.973        (a)$9.144
                                                         (b)$6.358        (b)$8.566        (b)$8.686
 Ending Number of AUs................................... (a)3,419,846     (a)2,503,192     (a)1,906,825
                                                         (b)1,098         (b)1,098         (b)1,098

---------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.......................................... (a)$22.255       (a)$25.579       (a)$27.118
                                                         (b)$21.414       (b)$24.488       (b)$25.878
 Ending AUV............................................. (a)$25.579       (a)$27.118       (a)$26.868
                                                         (b)$24.488       (b)$25.878       (b)$25.467
 Ending Number of AUs................................... (a)1,528,526     (a)1,408,379     (a)1,022,969
                                                         (b)0             (b)0             (b)0

---------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.......................................... (a)$11.021       (a)$12.706       (a)$15.059
                                                         (b)$10.614       (b)$12.175       (b)$14.358
 Ending AUV............................................. (a)$12.706       (a)$15.059       (a)$13.544
                                                         (b)$12.175       (b)$14.358       (b)$12.849
 Ending Number of AUs................................... (a)5,394,628     (a)4,441,964     (a)3,912,079
                                                         (b)427           (b)427           (b)427

---------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV.......................................... (a)$11.669       (a)$13.905       (a)$16.673
                                                         (b)$11.277       (b)$13.371       (b)$14.642
 Ending AUV............................................. (a)$13.905       (a)$16.673       (a)$14.832
                                                         (b)$13.371       (b)$14.642       (b)$14.120
 Ending Number of AUs................................... (a)4,574,249     (a)3,765,249     (a)3,502,001
                                                         (b)0             (b)0             (b)0

---------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND, SERIES II SHARES
(Inception Date - 09/30/02)
 Beginning AUV.......................................... (a)$9.946        (a)$11.108       (a)$15.295
                                                         (b)$9.483        (b)$10.538       (b)$11.684
 Ending AUV............................................. (a)$11.108       (a)$15.295       (a)$16.295
                                                         (b)$10.538       (a)$11.684       (b)$15.306
 Ending Number of AUs................................... (a)354,332       (a)239,846       (a)201,601
                                                         (b)0             (b)0             (b)0

---------------------------------------------------------
INVESCO V.I. COMSTOCK FUND, SERIES II SHARES
(Inception Date - 09/30/02)
 Beginning AUV.......................................... (a)$11.953       (a)$14.000       (a)$18.707
                                                         (b)$11.521       (b)$13.426       (b)$17.851
 Ending AUV............................................. (a)$14.000       (a)$18.707       (a)$20.101
                                                         (b)$13.426       (b)$17.851       (b)$19.086
 Ending Number of AUs................................... (a)3,415,925     (a)2,753,022     (a)2,273,591
                                                         (b)587           (b)587           (b)587

---------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND, SERIES II SHARES
(Inception Date - 09/30/02)
 Beginning AUV.......................................... (a)$13.500       (a)$15.203       (a)$20.032
                                                         (b)$12.998       (a)$14.565       (b)$19.096
 Ending AUV............................................. (a)$15.203       (a)$20.032       (a)$21.696
                                                         (b)$14.565       (a)$19.096       (b)$20.579
 Ending Number of AUs................................... (a)7,244,489     (a)5,606,414     (a)4,546,031
                                                         (b)580           (b)580           (b)580

---------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses.
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit.

                                      A-6



                                                          FISCAL           FISCAL           FISCAL
                                                           YEAR             YEAR             YEAR
                                                           ENDED            ENDED            ENDED
                                                         12/31/05         12/31/06         12/31/07
                                                     ================ ================ ================
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 09/30/02)
 Beginning AUV...................................... (a)$11.713       (a)$11.911       (a)$13.758
                                                     (b)N/A           (b)N/A           (b)N/A
 Ending AUV......................................... (a)$11.911       (a)$13.758       (a)$14.016
                                                     (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................... (a)2,918,656     (a)3,343,646     (a)4,972,606
                                                     (b)N/A           (b)N/A           (b)N/A

-----------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV...................................... (a)$10.528       (a)$10.672       (a)$10.754
                                                     (b)N/A           (b)N/A           (b)N/A
 Ending AUV......................................... (a)$10.672       (a)$10.754       (a)$12.356
                                                     (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................... (a)3,399,290     (a)3,745,555     (a)3,794,939
                                                     (b)N/A           (b)N/A           (b)N/A

-----------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV...................................... (a)$27.232       (a)$39.093       (a)$47.983
                                                     (b)N/A           (b)N/A           (b)N/A
 Ending AUV......................................... (a)$39.093       (a)$47.983       (a)$66.094
                                                     (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................... (a)739,694       (a)1,154,271     (a)1,381,792
                                                     (b)N/A           (b)N/A           (b)N/A

-----------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV...................................... (a)$21.219       (a)$23.619       (a)$31.207
                                                     (b)N/A           (b)N/A           (b)N/A
 Ending AUV......................................... (a)$23.619       (a)$31.207       (a)$26.262
                                                     (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................... (a)1,038,763     (a)1,640,171     (a)2,229,342
                                                     (b)N/A           (b)N/A           (b)N/A

-----------------------------------------------------
REAL RETURN - SST Class 3 Shares
(Inception Date - 05/03/10)
 Beginning AUV...................................... (a)N/A           (a)N/A           (a)N/A
                                                     (b)N/A           (b)N/A           (b)N/A
 Ending AUV......................................... (a)N/A           (a)N/A           (a)N/A
                                                     (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................... (a)N/A           (a)N/A           (a)N/A
                                                     (b)N/A           (b)N/A           (b)N/A

-----------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)***
 Beginning AUV...................................... (a)$28.764       (a)$32.957       (a)$32.629
                                                     (b)N/A           (b)N/A           (b)N/A
 Ending AUV......................................... (a)$32.957       (a)$32.629       (a)$36.738
                                                     (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................... (a)1,794,665     (a)2,883,084     (a)3,130,060
                                                     (b)N/A           (b)N/A           (b)N/A

-----------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)****
 Beginning AUV...................................... (a)N/A           (a)$20.026       (a)$21.174
                                                     (b)N/A           (b)N/A           (b)N/A
 Ending AUV......................................... (a)N/A           (a)$21.174       (a)$21.958
                                                     (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................... (a)N/A           (a)374           (a)38,934
                                                     (b)N/A           (b)N/A           (b)N/A

-----------------------------------------------------
SA MARSICO FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)*****
 Beginning AUV...................................... (a)$10.391       (a)$11.302       (a)$12.058
                                                     (b)N/A           (b)N/A           (b)N/A
 Ending AUV......................................... (a)$11.302       (a)$12.058       (a)$13.463
                                                     (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................... (a)1,862,559     (a)2,272,022     (a)2,262,925
                                                     (b)N/A           (b)N/A           (b)N/A

-----------------------------------------------------



                                                          FISCAL           FISCAL           FISCAL           FISCAL
                                                           YEAR             YEAR             YEAR             YEAR
                                                           ENDED            ENDED            ENDED            ENDED
                                                         12/31/08         12/31/09         12/31/10         12/31/11
                                                     ================ ================ ================ ================
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 09/30/02)
 Beginning AUV...................................... (a)$14.016       (a)$8.777        (a)$10.278       (a)$11.885
                                                     (b)N/A           (b)$8.100        (b)$9.976        (b)$11.478
 Ending AUV......................................... (a)$8.777        (a)$10.278       (a)$11.885       (a)$10.994
                                                     (b)N/A           (b)$9.976        (b)$11.478       (b)$10.564
 Ending Number of AUs............................... (a)6,142,792     (a)6,112,926     (a)5,434,465     (a)4,830,576
                                                     (b)N/A           (b)304           (b)304           (b)304

-----------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV...................................... (a)$12.356       (a)$6.875        (a)$9.620        (a)$11.857
                                                     (b)N/A           (b)$7.110        (b)$9.307        (b)$11.414
 Ending AUV......................................... (a)$6.875        (a)$9.620        (a)$11.857       (a)$10.958
                                                     (b)N/A           (b)$9.307        (b)$11.414       (b)$10.496
 Ending Number of AUs............................... (a)3,656,635     (a)3,388,923     (a)2,957,996     (a)2,578,427
                                                     (b)N/A           (b)231           (b)231           (b)231

-----------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV...................................... (a)$66.094       (a)$32.598       (a)$50.623       (a)$57.792
                                                     (b)N/A           (b)$37.718       (b)$49.215       (b)$55.904
 Ending AUV......................................... (a)$32.598       (a)$50.623       (a)$57.792       (a)$45.273
                                                     (b)N/A           (b)$49.215       (b)$55.904       (b)$43.575
 Ending Number of AUs............................... (a)1,525,014     (a)1,343,473     (a)1,195,259     (a)1,084,790
                                                     (b)N/A           (b)0             (b)0             (b)0

-----------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV...................................... (a)$26.262       (a)$14.476       (a)$18.458       (a)$21.742
                                                     (b)N/A           (b)$12.455       (b)$17.941       (b)$21.028
 Ending AUV......................................... (a)$14.476       (a)$18.458       (a)$21.742       (a)$23.102
                                                     (b)N/A           (b)$17.941       (b)$21.028       (b)$22.231
 Ending Number of AUs............................... (a)2,838,918     (a)2,822,939     (a)2,595,608     (a)2,150,616
                                                     (b)N/A           (b)290           (b)290           (b)290

-----------------------------------------------------
REAL RETURN - SST Class 3 Shares
(Inception Date - 05/03/10)
 Beginning AUV...................................... (a)N/A           (a)N/A           (a)$11.303       (a)$11.400
                                                     (b)N/A           (b)N/A           (b)$11.283       (b)$11.342
 Ending AUV......................................... (a)N/A           (a)N/A           (a)$11.400       (a)$11.901
                                                     (b)N/A           (b)N/A           (b)$11.342       (b)$11.782
 Ending Number of AUs............................... (a)N/A           (a)N/A           (a)367,050       (a)689,381
                                                     (b)N/A           (b)N/A           (b)0             (b)0

-----------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)***
 Beginning AUV...................................... (a)$36.738       (a)$21.389       (a)$29.638       (a)$32.099
                                                     (b)N/A           (b)$22.189       (b)$28.788       (b)$31.023
 Ending AUV......................................... (a)$21.389       (a)$29.638       (a)$32.099       (a)$30.810
                                                     (b)N/A           (b)$28.788       (b)$31.023       (b)$29.628
 Ending Number of AUs............................... (a)2,794,859     (a)2,360,694     (a)2,053,518     (a)1,681,228
                                                     (b)N/A           (b)0             (b)0             (b)0

-----------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)****
 Beginning AUV...................................... (a)$21.958       (a)$22.667       (a)$24.850       (a)$25.962
                                                     (b)N/A           (b)$23.138       (b)$24.218       (b)$25.176
 Ending AUV......................................... (a)$22.667       (a)$24.850       (a)$25.962       (a)$27.131
                                                     (b)N/A           (b)$24.218       (b)$25.176       (b)$26.178
 Ending Number of AUs............................... (a)1,404,183     (a)2,798,319     (a)3,287,526     (a)2,982,051
                                                     (b)N/A           (b)82            (b)82            (b)82

-----------------------------------------------------
SA MARSICO FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)*****
 Beginning AUV...................................... (a)$13.463       (a)$7.827        (a)$10.052       (a)$11.594
                                                     (b)N/A           (b)$7.753        (b)$9.774        (b)$11.218
 Ending AUV......................................... (a)$7.827        (a)$10.052       (a)$11.594       (a)$11.227
                                                     (b)N/A           (b)$9.774        (b)$11.218       (b)$10.809
 Ending Number of AUs............................... (a)2,026,022     (a)1,862,756     (a)1,664,935     (a)1,406,406
                                                     (b)N/A           (b)430           (b)430           (b)430

-----------------------------------------------------



                                                          FISCAL           FISCAL           FISCAL
                                                           YEAR             YEAR             YEAR
                                                           ENDED            ENDED           ENDED
                                                         12/31/12         12/31/13         12/31/14
                                                     ================ ================ ===============
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 09/30/02)
 Beginning AUV...................................... (a)$10.994       (a)$12.137       (a)$16.246
                                                     (b)$10.564       (b)$11.604       (b)$15.456
 Ending AUV......................................... (a)$12.137       (a)$16.246       (a)$17.226
                                                     (b)$11.604       (b)$15.456       (b)$16.306
 Ending Number of AUs............................... (a)4,278,388     (a)3,269,185     (a)2,688,312
                                                     (b)304           (b)304           (b)304

-----------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV...................................... (a)$10.958       (a)$12.494       (a)$17.483
                                                     (b)$10.496       (b)$11.907       (b)$16.579
 Ending AUV......................................... (a)$12.494       (a)$17.483       (a)$19.112
                                                     (b)$11.907       (b)$16.579       (b)$18.033
 Ending Number of AUs............................... (a)2,145,208     (a)1,635,903     (a)1,344,684
                                                     (b)231           (b)231           (b)231

-----------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV...................................... (a)$45.273       (a)$46.044       (a)$47.861
                                                     (b)$43.575       (b)$44.096       (b)$44.222
 Ending AUV......................................... (a)$46.044       (a)$47.861       (a)$38.310
                                                     (b)$44.096       (b)$44.222       (b)$36.324
 Ending Number of AUs............................... (a)953,396       (a)775,776       (a)708,734
                                                     (b)0             (b)0             (b)0

-----------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV...................................... (a)$23.102       (a)$26.607       (a)$25.596
                                                     (b)$22.231       (b)$25.477       (b)$24.386
 Ending AUV......................................... (a)$26.607       (a)$25.596       (a)$32.634
                                                     (b)$25.477       (b)$24.386       (b)$30.937
 Ending Number of AUs............................... (a)1,920,827     (a)1,794,882     (a)1,267,260
                                                     (b)290           (b)290           (b)290

-----------------------------------------------------
REAL RETURN - SST Class 3 Shares
(Inception Date - 05/03/10)
 Beginning AUV...................................... (a)$11.901       (a)$12.166       (a)$11.355
                                                     (b)$11.782       (b)$11.984       (b)$11.890
 Ending AUV......................................... (a)$12.166       (a)$11.355       (a)$11.367
                                                     (b)$11.984       (b)$11.890       (b)$11.085
 Ending Number of AUs............................... (a)843,258       (a)971,371       (a)918,732
                                                     (b)0             (b)0             (b)0

-----------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)***
 Beginning AUV...................................... (a)$30.810       (a)$35.293       (a)$47.659
                                                     (b)$29.628       (b)$33.770       (b)$37.468
 Ending AUV......................................... (a)$35.293       (a)$47.659       (a)$53.455
                                                     (b)$33.770       (b)$37.468       (b)$50.640
 Ending Number of AUs............................... (a)1,414,853     (a)1,062,484     (a)822,257
                                                     (b)0             (b)0             (b)0

-----------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)****
 Beginning AUV...................................... (a)$27.131       (a)$28.593       (a)$27.084
                                                     (b)$26.178       (b)$27.451       (b)$25.873
 Ending AUV......................................... (a)$28.593       (a)$27.084       (a)$27.889
                                                     (b)$27.451       (b)$25.873       (b)$26.509
 Ending Number of AUs............................... (a)3,024,748     (a)2,653,204     (a)2,141,168
                                                     (b)82            (b)82            (b)82

-----------------------------------------------------
SA MARSICO FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)*****
 Beginning AUV...................................... (a)$11.227       (a)$12.271       (a)$16.240
                                                     (b)$10.809       (b)$11.754       (b)$15.479
 Ending AUV......................................... (a)$12.271       (a)$16.240       (a)$17.747
                                                     (b)$11.754       (b)$15.479       (b)$16.832
 Ending Number of AUs............................... (a)1,282,844     (a)1,118,645     (a)898,116
                                                     (b)430           (b)430           (b)430

-----------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses.
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit.



        *** On May 1, 2015, the Alliance Growth Portfolio was renamed SA AB Growth Portfolio.
        **** On January 16, 2015, the Total Return Bond Portfolio was renamed SA JPMorgan MFS Core Bond Portfolio.
        ***** On May 1, 2015, the Marsico Focused Growth Portfolio was renamed
              SA Marsico Focused Growth Portfolio.


                                      A-7



                                                                FISCAL           FISCAL           FISCAL
                                                                 YEAR             YEAR             YEAR
                                                                 ENDED            ENDED            ENDED
                                                               12/31/05         12/31/06         12/31/07
                                                           ================ ================ ================
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST CLASS 3 SHARES
(Inception Date - 09/30/02)#
 Beginning AUV............................................ (a)$19.749       (a)$20.902       (a)$23.242
                                                           (b)N/A           (b)N/A           (b)N/A
 Ending AUV............................................... (a)$20.902       (a)$23.242       (a)$25.248
                                                           (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs..................................... (a)1,154,664     (a)1,222,475     (a)1,162,435
                                                           (b)N/A           (b)N/A           (b)N/A

-----------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 09/30/02)##
 Beginning AUV............................................ (a)$24.931       (a)$25.240       (a)$27.772
                                                           (b)N/A           (b)N/A           (b)N/A
 Ending AUV............................................... (a)$25.240       (a)$27.772       (a)$28.439
                                                           (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs..................................... (a)3,689,840     (a)4,509,276     (a)5,050,185
                                                           (b)N/A           (b)N/A           (b)N/A

-----------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................................ (a)N/A           (a)$10.000       (a)$10.117
                                                           (b)N/A           (b)N/A           (b)N/A
 Ending AUV............................................... (a)N/A           (a)$10.117       (a)$9.283
                                                           (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs..................................... (a)N/A           (a)728,027       (a)2,654,238
                                                           (b)N/A           (b)N/A           (b)N/A

-----------------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV............................................ (a)$15.770       (a)$16.432       (a)$18.363
                                                           (b)N/A           (b)N/A           (b)N/A
 Ending AUV............................................... (a)$16.432       (a)$18.363       (a)$18.366
                                                           (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs..................................... (a)4,137,920     (a)5,143,175     (a)6,305,761
                                                           (b)N/A           (b)N/A           (b)N/A

-----------------------------------------------------------
STERLING CAPITAL EQUITY INCOME VIF - VIF
(Inception Date - 10/10/05)###
 Beginning AUV............................................ (a)$10.000       (a)$10.489       (a)$12.529
                                                           (b)N/A           (b)N/A           (b)N/A
 Ending AUV............................................... (a)$10.489       (a)$12.529       (a)$11.616
                                                           (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs..................................... (a)10,292        (a)105,524       (a)148,107
                                                           (b)N/A           (b)N/A           (b)N/A

-----------------------------------------------------------
STERLING CAPITAL SPECIAL OPPORTUNITIES VIF - VIF
(Inception Date - 10/10/05)###
 Beginning AUV............................................ (a)$10.000       (a)$10.364       (a)$12.731
                                                           (b)N/A           (b)N/A           (b)N/A
 Ending AUV............................................... (a)$10.364       (a)$12.731       (a)$14.221
                                                           (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs..................................... (a)21,617        (a)145,572       (a)335,246
                                                           (b)N/A           (b)N/A           (b)N/A

-----------------------------------------------------------
STERLING CAPITAL TOTAL RETURN BOND VIF - VIF
(Inception Date - 10/10/05)###
 Beginning AUV............................................ (a)$10.000       (a)$10.011       (a)$10.202
                                                           (b)N/A           (b)N/A           (b)N/A
 Ending AUV............................................... (a)$10.011       (a)$10.202       (a)$10.698
                                                           (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs..................................... (a)16,874        (a)$113,717      (a)303,010
                                                           (b)N/A           (b)N/A           (b)N/A

-----------------------------------------------------------
STRATEGIC GROWTH PORTFOLIO - PVCF Class 2 Shares
(Inception Date - 09/30/02)
 Beginning AUV............................................ (a)$9.964        (a)$10.547       (a)$11.714
                                                           (b)N/A           (b)N/A           (b)N/A
 Ending AUV............................................... (a)$10.547       (a)$11.714       (a)$12.615
                                                           (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs..................................... (a)414,070       (a)424,086       (a)461,328
                                                           (b)N/A           (b)N/A           (b)N/A

-----------------------------------------------------------



                                                                FISCAL           FISCAL           FISCAL           FISCAL
                                                                 YEAR             YEAR             YEAR             YEAR
                                                                 ENDED            ENDED            ENDED            ENDED
                                                               12/31/08         12/31/09         12/31/10         12/31/11
                                                           ================ ================ ================ ================
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST CLASS 3 SHARES
(Inception Date - 09/30/02)#
 Beginning AUV............................................ (a)$25.248       (a)$16.758       (a)$20.866       (a)$22.794
                                                           (b)N/A           (b)$16.241       (b)$20.243       (b)$22.003
 Ending AUV............................................... (a)$16.758       (a)$20.866       (a)$22.794       (a)$21.966
                                                           (b)N/A           (b)$20.243       (b)$22.003       (b)$21.099
 Ending Number of AUs..................................... (a)1,487,750     (a)1,707,391     (a)1,610,509     (a)1,423,784
                                                           (b)N/A           (b)361           (b)361           (b)361

-----------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 09/30/02)##
 Beginning AUV............................................ (a)$28.439       (a)$21.787       (a)$25.360       (a)$27.416
                                                           (b)N/A           (b)$21.399       (b)$24.649       (b)$26.515
 Ending AUV............................................... (a)$21.787       (a)$25.360       (a)$27.416       (a)$27.454
                                                           (b)N/A           (b)$24.649       (b)$26.515       (b)$26.419
 Ending Number of AUs..................................... (a)4,098,186     (a)3,860,985     (a)3,460,118     (a)2,753,236
                                                           (b)N/A           (b)0             (b)0             (b)0

-----------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................................ (a)$9.283        (a)$6.043        (a)$7.836        (a)$9.761
                                                           (b)N/A           (b)$5.771        (b)$7.694        (b)$9.537
 Ending AUV............................................... (a)$6.043        (a)$7.836        (a)$9.761        (a)$9.281
                                                           (b)N/A           (b)$7.694        (b)$9.537        (b)$9.022
 Ending Number of AUs..................................... (a)3,939,977     (a)4,039,898     (a)3,510,470     (a)3,196,735
                                                           (b)N/A           (b)519           (b)519           (b)519

-----------------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV............................................ (a)$18.366       (a)$11.728       (a)$16.419       (a)$20.299
                                                           (b)N/A           (b)$11.683       (b)$15.963       (b)$19.637
 Ending AUV............................................... (a)$11.728       (a)$16.419       (a)$20.299       (a)$18.349
                                                           (b)N/A           (b)$15.963       (b)$19.637       (b)$17.663
 Ending Number of AUs..................................... (a)7,184,906     (a)6,674,500     (a)5,939,568     (a)5,238,640
                                                           (b)N/A           (b)534           (b)534           (b)534

-----------------------------------------------------------
STERLING CAPITAL EQUITY INCOME VIF - VIF
(Inception Date - 10/10/05)###
 Beginning AUV............................................ (a)$11.616       (a)$7.159        (a)$8.354        (a)$9.210
                                                           (b)N/A           (b)$6.523        (b)$8.074        (b)$8.852
 Ending AUV............................................... (a)$7.159        (a)$8.354        (a)$9.210        (a)$8.705
                                                           (b)N/A           (b)$8.074        (b)$8.852        (b)$8.333
 Ending Number of AUs..................................... (a)110,124       (a)102,385       (a)95,750        (a)81,322
                                                           (b)N/A           (b)0             (b)0             (b)0

-----------------------------------------------------------
STERLING CAPITAL SPECIAL OPPORTUNITIES VIF - VIF
(Inception Date - 10/10/05)###
 Beginning AUV............................................ (a)$14.221       (a)$9.284        (a)$13.124       (a)$15.025
                                                           (b)N/A           (b)$10.097       (b)$12.834       (b)$14.619
 Ending AUV............................................... (a)$9.284        (a)$13.124       (a)$15.025       (a)$14.276
                                                           (b)N/A           (b)$12.834       (b)$14.619       (b)$13.821
 Ending Number of AUs..................................... (a)385,627       (a)407,050       (a)377,464       (a)352,686
                                                           (b)N/A           (b)0             (b)0             (b)0

-----------------------------------------------------------
STERLING CAPITAL TOTAL RETURN BOND VIF - VIF
(Inception Date - 10/10/05)###
 Beginning AUV............................................ (a)$10.698       (a)$10.893       (a)$11.647       (a)$12.357
                                                           (b)N/A           (b)$10.678       (b)$11.243       (b)$11.813
 Ending AUV............................................... (a)$10.893       (a)$11.647       (a)$12.357       (a)$12.913
                                                           (b)N/A           (b)$11.243       (b)$11.813       (b)$12.241
 Ending Number of AUs..................................... (a)304,777       (a)284,031       (a)246,049       (a)221,335
                                                           (b)N/A           (b)0             (b)0             (b)0

-----------------------------------------------------------
STRATEGIC GROWTH PORTFOLIO - PVCF Class 2 Shares
(Inception Date - 09/30/02)
 Beginning AUV............................................ (a)$12.615       (a)$7.758        (a)$9.708        (a)$11.108
                                                           (b)N/A           (b)$7.265        (b)$9.273        (b)$10.645
 Ending AUV............................................... (a)$7.758        (a)$9.708        (a)$11.108       (a)$10.708
                                                           (b)N/A           (b)$9.273        (b)$10.645       (b)$10.261
 Ending Number of AUs..................................... (a)368,304       (a)320,433       (a)265,040       (a)243,821
                                                           (b)N/A           (b)0             (b)0             (b)0

-----------------------------------------------------------



                                                                FISCAL           FISCAL           FISCAL
                                                                 YEAR             YEAR             YEAR
                                                                 ENDED            ENDED           ENDED
                                                               12/31/12         12/31/13         12/31/14
                                                           ================ ================ ===============
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST CLASS 3 SHARES
(Inception Date - 09/30/02)#
 Beginning AUV............................................ (a)$21.966       (a)$25.713       (a)$33.301
                                                           (b)$21.099       (b)$24.575       (b)$31.669
 Ending AUV............................................... (a)$25.713       (a)$33.301       (a)$36.276
                                                           (b)$24.575       (b)$31.669       (b)$34.325
 Ending Number of AUs..................................... (a)1,274,264     (a)1,036,519     (a)844,623
                                                           (b)361           (b)361           (b)361

-----------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 09/30/02)##
 Beginning AUV............................................ (a)$27.454       (a)$30.024       (a)$35.105
                                                           (b)$26.419       (b)$28.748       (b)$31.441
 Ending AUV............................................... (a)$30.024       (a)$35.105       (a)$37.403
                                                           (b)$28.748       (b)$31.441       (b)$35.457
 Ending Number of AUs..................................... (a)2,357,821     (a)1,981,104     (a)1,599,357
                                                           (b)0             (b)0             (b)0

-----------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................................ (a)$9.281        (a)$10.747       (a)$14.294
                                                           (b)$9.022        (b)$10.395       (b)$13.757
 Ending AUV............................................... (a)$10.747       (a)$14.294       (a)$14.046
                                                           (b)$10.395       (b)$13.757       (b)$13.451
 Ending Number of AUs..................................... (a)2,780,211     (a)2,176,250     (a)1,844,140
                                                           (b)519           (b)519           (b)519

-----------------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV............................................ (a)$18.349       (a)$21.380       (a)$28.945
                                                           (b)$17.663       (b)$20.477       (b)$27.585
 Ending AUV............................................... (a)$21.380       (a)$28.945       (a)$31.035
                                                           (b)$20.477       (b)$27.585       (b)$29.429
 Ending Number of AUs..................................... (a)4,374,096     (a)3,340,965     (a)2,609,710
                                                           (b)534           (b)526           (b)526

-----------------------------------------------------------
STERLING CAPITAL EQUITY INCOME VIF - VIF
(Inception Date - 10/10/05)###
 Beginning AUV............................................ (a)$8.705        (a)$9.798        (a)$11.363
                                                           (b)$8.333        (b)$9.393        (b)$10.187
 Ending AUV............................................... (a)$9.798        (a)$11.363       (a)$11.649
                                                           (b)$9.393        (b)$10.187       (b)$11.082
 Ending Number of AUs..................................... (a)65,106        (a)52,346        (a)38,593
                                                           (b)0             (b)0             (b)0

-----------------------------------------------------------
STERLING CAPITAL SPECIAL OPPORTUNITIES VIF - VIF
(Inception Date - 10/10/05)###
 Beginning AUV............................................ (a)$14.276       (a)$16.075       (a)$20.079
                                                           (b)$13.821       (b)$15.485       (b)$16.962
 Ending AUV............................................... (a)$16.075       (a)$20.079       (a)$22.939
                                                           (b)$15.485       (b)$16.962       (b)$21.877
 Ending Number of AUs..................................... (a)277,803       (a)205,341       (a)157,017
                                                           (b)0             (b)0             (b)0

-----------------------------------------------------------
STERLING CAPITAL TOTAL RETURN BOND VIF - VIF
(Inception Date - 10/10/05)###
 Beginning AUV............................................ (a)$12.913       (a)$13.494       (a)$13.083
                                                           (b)$12.241       (b)$12.781       (b)$12.866
 Ending AUV............................................... (a)$13.494       (a)$13.083       (a)$13.587
                                                           (b)$12.781       (b)$12.866       (b)$12.758
 Ending Number of AUs..................................... (a)229,193       (a)183,961       (a)161,600
                                                           (b)0             (b)0             (b)0

-----------------------------------------------------------
STRATEGIC GROWTH PORTFOLIO - PVCF Class 2 Shares
(Inception Date - 09/30/02)
 Beginning AUV............................................ (a)$10.708       (a)$12.153       (a)$15.214
                                                           (b)$10.261       (b)$11.660       (b)$13.139
 Ending AUV............................................... (a)$12.153       (a)$15.214       (a)$16.237
                                                           (b)$11.660       (b)$13.139       (b)$15.451
 Ending Number of AUs..................................... (a)229,822       (a)182,397       (a)151,369
                                                           (b)0             (b)0             (b)0

-----------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses.
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit.



        # On May 1, 2015, the MFS Massachusetts Investors Trust Portfolio was renamed SA MFS Massachusetts Investors Trust Portfolio.
        ## On May 1, 2015, the MFS Total Return Portfolio was renamed SA MFS Total Return Portfolio.
        ### On April 24, 2015, the Sterling Capital Equity Income VIF, Sterling
            Capital Special Opportunities VIF and Sterling Capital Total Return Bond VIF Variable Portfolios were liquidated and assets were transferred to the Cash Management Variable Portfolio.



                                      A-8



                                                         FISCAL           FISCAL           FISCAL
                                                          YEAR             YEAR             YEAR
                                                          ENDED            ENDED            ENDED
                                                        12/31/05         12/31/06         12/31/07
                                                    ================ ================ ================
SUNAMERICA DYNAMIC ALLOCATION - SAST Class 3 Shares
(Inception Date - 06/18/12)
 Beginning AUV..................................... (a)N/A           (a)N/A           (a)N/A
                                                    (b)N/A           (b)N/A           (b)N/A
 Ending AUV........................................ (a)N/A           (a)N/A           (a)N/A
                                                    (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs.............................. (a)N/A           (a)N/A           (a)N/A
                                                    (b)N/A           (b)N/A           (b)N/A

----------------------------------------------------
SUNAMERICA DYNAMIC STRATEGY - SAST Class 3 Shares
(Inception Date - 07/16/12)
 Beginning AUV..................................... (a)N/A           (a)N/A           (a)N/A
                                                    (b)N/A           (b)N/A           (b)N/A
 Ending AUV........................................ (a)N/A           (a)N/A           (a)N/A
                                                    (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs.............................. (a)N/A           (a)N/A           (a)N/A
                                                    (b)N/A           (b)N/A           (b)N/A

----------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV..................................... (a)$2.436        (a)$2.388        (a)$2.373
                                                    (b)N/A           (b)N/A           (b)N/A
 Ending AUV........................................ (a)$2.388        (a)$2.373        (a)$2.842
                                                    (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs.............................. (a)2,548,377     (a)2,728,058     (a)3,477,553
                                                    (b)N/A           (b)N/A           (b)N/A

----------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 08/28/06)
 Beginning AUV..................................... (a)N/A           (a)$13.372       (a)$15.021
                                                    (b)N/A           (b)N/A           (b)N/A
 Ending AUV........................................ (a)N/A           (a)$15.021       (a)$17.850
                                                    (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs.............................. (a)N/A           (a)42,419        (a)192,952
                                                    (b)N/A           (b)N/A           (b)N/A

----------------------------------------------------



                                                         FISCAL           FISCAL           FISCAL           FISCAL
                                                          YEAR             YEAR             YEAR             YEAR
                                                          ENDED            ENDED            ENDED            ENDED
                                                        12/31/08         12/31/09         12/31/10         12/31/11
                                                    ================ ================ ================ ================
SUNAMERICA DYNAMIC ALLOCATION - SAST Class 3 Shares
(Inception Date - 06/18/12)
 Beginning AUV..................................... (a)N/A           (a)N/A           (a)N/A           (a)N/A
                                                    (b)N/A           (b)N/A           (b)N/A           (b)N/A
 Ending AUV........................................ (a)N/A           (a)N/A           (a)N/A           (a)N/A
                                                    (b)N/A           (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs.............................. (a)N/A           (a)N/A           (a)N/A           (a)N/A
                                                    (b)N/A           (b)N/A           (b)N/A           (b)N/A

----------------------------------------------------
SUNAMERICA DYNAMIC STRATEGY - SAST Class 3 Shares
(Inception Date - 07/16/12)
 Beginning AUV..................................... (a)N/A           (a)N/A           (a)N/A           (a)N/A
                                                    (b)N/A           (b)N/A           (b)N/A           (b)N/A
 Ending AUV........................................ (a)N/A           (a)N/A           (a)N/A           (a)N/A
                                                    (b)N/A           (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs.............................. (a)N/A           (a)N/A           (a)N/A           (a)N/A
                                                    (b)N/A           (b)N/A           (b)N/A           (b)N/A

----------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV..................................... (a)$2.842        (a)$1.364        (a)$2.016        (a)$2.382
                                                    (b)N/A           (b)$1.422        (b)$1.954        (b)$2.298
 Ending AUV........................................ (a)$1.364        (a)$2.016        (a)$2.382        (a)$2.214
                                                    (b)N/A           (b)$1.954        (b)$2.298        (b)$2.125
 Ending Number of AUs.............................. (a)3,622,635     (a)4,831,957     (a)4,549,474     (a)3,719,255
                                                    (b)N/A           (b)0             (b)0             (b)0

----------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 08/28/06)
 Beginning AUV..................................... (a)$17.850       (a)$10.971       (a)$14.235       (a)$15.885
                                                    (b)N/A           (b)$10.918       (b)$13.987       (b)$15.530
 Ending AUV........................................ (a)$10.971       (a)$14.235       (a)$15.885       (a)$16.584
                                                    (b)N/A           (b)$13.987       (b)$15.530       (b)$16.133
 Ending Number of AUs.............................. (a)333,788       (a)309,473       (a)280,961       (a)313,262
                                                    (b)N/A           (b)0             (b)0             (b)0

----------------------------------------------------



                                                         FISCAL           FISCAL           FISCAL
                                                          YEAR             YEAR             YEAR
                                                          ENDED            ENDED           ENDED
                                                        12/31/12         12/31/13         12/31/14
                                                    ================ ================ ===============
SUNAMERICA DYNAMIC ALLOCATION - SAST Class 3 Shares
(Inception Date - 06/18/12)
 Beginning AUV..................................... (a)$10.034       (a)$10.517       (a)$12.134
                                                    (b)$9.994        (b)$10.423       (b)$11.352
 Ending AUV........................................ (a)$10.517       (a)$12.134       (a)$12.468
                                                    (b)$10.423       (b)$11.352       (b)$12.209
 Ending Number of AUs.............................. (a)35,027        (a)1,925,857     (a)2,744,637
                                                    (b)0             (b)0             (b)0

----------------------------------------------------
SUNAMERICA DYNAMIC STRATEGY - SAST Class 3 Shares
(Inception Date - 07/16/12)
 Beginning AUV..................................... (a)$9.999        (a)$10.416       (a)$12.060
                                                    (b)$9.999        (b)$10.377       (b)$11.365
 Ending AUV........................................ (a)$10.416       (a)$12.060       (a)$12.389
                                                    (b)$10.377       (b)$11.365       (b)$12.220
 Ending Number of AUs.............................. (a)1,336         (a)2,057,766     (a)2,855,234
                                                    (b)0             (b)0             (b)0

----------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 09/30/02)
 Beginning AUV..................................... (a)$2.214        (a)$2.344        (a)$2.900
                                                    (b)$2.125        (b)$2.239        (b)$2.400
 Ending AUV........................................ (a)$2.344        (a)$2.900        (a)$3.556
                                                    (b)$2.239        (b)$2.400        (b)$3.363
 Ending Number of AUs.............................. (a)3,137,775     (a)2,219,239     (a)1,959,161
                                                    (b)0             (b)0             (b)0

----------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 08/28/06)
 Beginning AUV..................................... (a)$16.584       (a)$18.489       (a)$21.793
                                                    (b)$16.133       (b)$17.896       (b)$20.305
 Ending AUV........................................ (a)$18.489       (a)$21.793       (a)$24.085
                                                    (b)$17.896       (b)$20.305       (b)$23.082
 Ending Number of AUs.............................. (a)286,182       (a)201,282       (a)180,553
                                                    (b)0             (b)0             (b)0

----------------------------------------------------


        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses.
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit.

                                      A-9

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The following details the death benefit payable upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on whether Living Benefits were elected, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse's date of death.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

We define "Continuation Net Purchase Payments" as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered a Purchase Payment.

The term "Continuation Purchase Payment" is used to describe the death benefit payable upon a spousal continuation. We define Continuation Purchase Payment as Purchase Payments made on or after the Continuation Date.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The term "Withdrawal Adjustment" is used, if a Living Benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when the Continuing Spouse takes a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse's 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to the Continuing Spouse's 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the excess withdrawal reduced the resulting contract value. If a withdrawal is taken on or after the Continuing Spouse's 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY.

THE FOLLOWING IS A DESCRIPTION OF THE MAXIMUM ANNIVERSARY VALUE AND COMBINATION HV & ROLL-UP DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED ON OR AFTER MAY 1, 2009:

The death benefit is calculated differently depending on whether the original Owner had elected one of the Living Benefits, described above.


MAXIMUM ANNIVERSARY VALUE PAYABLE UPON CONTINUING SPOUSE'S DEATH:

THE FOLLOWING DESCRIBES THE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:

     a.   Contract value; or

     b.   Continuation Net Purchase Payments; or

     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus any Continuation Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary values for any year is equal to the contract value on the applicable anniversary after the Continuation Date.

If the Continuing Spouse is age 83-85 on the Continuation date, the death benefit will be the greater of:

     a.   Contract value; or

     b.   The lesser of:

          (1)   Continuation Net Purchase Payments; or

          (2)   125% of the contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

THE FOLLOWING DESCRIBES THE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:

     a.   Contract value; or

     b.   Continuation Purchase Payments reduced by:

          (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

          (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus Continuation Purchase Payments received since that contract anniversary; and reduced by:

          (i) any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated: or

          (ii) any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

     The anniversary value for any year is equal to the contract value on the applicable anniversary.

If the Continuing Spouse is age 83-85 on the Continuation date, the death benefit will be the greater of:

     a.   Contract value; or

     b.   The lesser of:

          (1)   Continuation Net Purchase Payments; or

          (2)   125% of the contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.


OPTIONAL COMBINATION HV & ROLL-UP DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

If the original owner elected the Optional Combination HV & Roll-Up Death Benefit and the Continuing Spouse continues the contract on the Continuation Date before their 85th birthday and does not terminate this optional death benefit, the death benefit will be the greatest of:

     1.   Contract value; or

     2. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 85th birthday or date of death, and adjusted for any Continuation Net Purchase Payments received since that anniversary. The anniversary values for any year is equal to the contract value on the applicable anniversary after the Continuation Date.

     3. Continuation Net Purchase Payments received prior to the Continuing Spouse's 80th birthday accumulated at 5% through the earliest of:

            (a)        15 years after the contract date; or

            (b)        The day before the Continuing Spouse's 80th birthday; or

            (c)        The Continuing Spouse's date of death,

          adjusted for Continuation Net Purchase Payments received after the timeframes outlined in (a)-(c). Continuation Net Purchase Payments received after the timeframes outlined in (a)-(c) will not accrue at 5%.

If the Continuing Spouse is age 85 or older on the Continuation Date, the death benefit is equal to contract value and the optional Combination HV & Roll-Up Death Benefit fee will no longer be deducted.

If the Continuing Spouse terminates the Combination HV & Roll-Up death benefit on the Continuation Date, the Maximum Anniversary Value death benefit without election of an Optional Living Benefit for the Continuing Spouse applies upon his/her death and the fee for the Combination HV & Roll-Up death benefit no longer applies. If the Continuing Spouse terminates the benefit or dies after the Latest Annuity Date, no Combination HV & Roll-Up death benefit will be payable to the Continuing Spouse's Beneficiary.

THE FOLLOWING IS A DESCRIPTION OF THE PURCHASE PAYMENT ACCUMULATION AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTIONS FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED BETWEEN JUNE 2, 2004 AND APRIL 30, 2009:


PURCHASE PAYMENT ACCUMULATION OPTION PAYABLE UPON CONTINUING SPOUSE'S DEATH:

If the Continuing Spouse is age 74 or younger on the Continuation Date, the death benefit will be the greatest of:

     1.   Contract value; or

     2. Continuation Net Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse's 75th birthday or date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments received after the Continuing Spouse's 75th birthday; or

     3. Contract value on the seventh contract anniversary (from the original contract issue date), reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Net Purchase Payments received after the seventh contract anniversary.

If the Continuing Spouse is age 75-82 on the Continuation Date, the death benefit will be the greatest of:

     1.   Contract value; or

     2.   Continuation Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments received since that anniversary date.

If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greater of:

     1.   Contact value; or

     2.   The lesser of:

          a.  Continuation Net Purchase Payments; or

          b.  125% of contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value.


MAXIMUM ANNIVERSARY VALUE OPTION PAYABLE UPON CONTINUING SPOUSE'S DEATH:

If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:

     1.   Contract value; or

     2.   Continuation Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date after the Continuation Date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Net Purchase Payments received since that anniversary date.

If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greater of:

     1.   Contact value; or

     2.   The lesser of:

          a.  Continuation Net Purchase Payments; or

          b.  125% of contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value.

IF THE CONTRACT WAS ISSUED BETWEEN JUNE 2, 2004 AND MAY 1, 2007, and the Continuing Spouse is age 86 and older on the Continuation Date or age 90 and older at death, the death benefit is equal to the contract value.

THE FOLLOWING IS A DESCRIPTION OF THE PURCHASE PAYMENT ACCUMULATION AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTIONS FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED BETWEEN OCTOBER 24, 2001 AND JUNE 1, 2004:

PURCHASE PAYMENT ACCUMULATION OPTION PAYABLE UPON CONTINUING SPOUSE'S DEATH:

If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

     1.   The contract value; or

     2. Continuation Net Purchase Payments compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments recorded after the date of death; and reduced by any Gross Withdrawals recorded after the date of death in the same proportion that the Gross Withdrawal reduced the contract value on the date of each withdrawal; or

     3. Contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary and reduced for any Gross Withdrawals recorded after the seventh contract anniversary in the same proportion that the Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Purchase Payments; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

     1.   Contract value; or

     2. Net Purchase Payments made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the original contract issue date) plus any Purchase Payments recorded after the date of death; and reduced for any Gross Withdrawals recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the withdrawal; or

     3. Contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary; and reduced for any Gross Withdrawals since the seventh contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the contract issue date) plus any Purchase Payments; and reduced for any Gross Withdrawals recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal.


MAXIMUM ANNIVERSARY VALUE OPTION PAYABLE UPON CONTINUING SPOUSE'S DEATH:

If the Continuing Spouse is below age 90 at the time of death, and:

If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

     1.   Contract value; or

     2.   Continuation Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary occurring after the Continuation Date and prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments made since that contract anniversary; and reduced for any Gross Withdrawals recorded since the contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greatest of:

     1.   Contract value; or

     2.   Net Purchase Payments received since the original issue date; or

     3. Maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any Gross Withdrawals since the contract anniversary in the same proportion that the Gross Withdrawal reduced each contract value on the date of the Gross Withdrawal. Contract anniversary is defined as the full 12 month period after the original contract issue date.

If the Continuing Spouse is age 90 or older at the time of death, their beneficiary will receive only the contract value.


THE FOLLOWING IS A DESCRIPTION OF THE PURCHASE PAYMENT ACCUMULATION AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTIONS FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED PRIOR TO OCTOBER 24, 2001:


PURCHASE PAYMENT ACCUMULATION OPTION PAYABLE UPON CONTINUING SPOUSE'S DEATH:

If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

     1.   Contract value; or

     2. Contract value on the Continuation Date (including the Continuation Contribution) plus any Purchase Payments minus any withdrawals made since the Continuation Date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments minus withdrawals recorded after the date of death; or

     3. Contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Purchase Payments less withdrawals recorded after the date of death. The Continuation Contribution is considered a Purchase Payment received on the Continuation Date.

If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

     1.   Contract value; or

     2. Purchase Payments minus withdrawals made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments minus withdrawals recorded after the date of death; or

     3. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments less withdrawals recorded after the date of death.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION FOLLOWING SPOUSAL CONTINUATION:

If the Continuing Spouse is below age 90 at the time of death, and:

If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

     1.   Contract value; or

     2. Continuation Net Purchase Payments plus Purchase Payments made since the Continuation Date; and reduced for withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

     3. Maximum anniversary value on any contract anniversary occurring after the Continuation Date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

     1.   Contract value; or

     2.   Net Purchase Payments received since the original issue date; or

     3. Maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

If the Continuing Spouse is age 90 or older at the time of death, their beneficiary will receive only the contract value.


THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit is only available if the original owner elected EstatePlus and the Continuing Spouse is age 80 or younger on the Continuation Date. EstatePlus benefit is not payable after the Latest Annuity Date.

If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The contract year of death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.

On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available EstatePlus benefit:


 CONTRACT YEAR        ESTATEPLUS               MAXIMUM
    OF DEATH          PERCENTAGE         ESTATEPLUS BENEFIT
 Years 0-4        25% of Earnings     40% of Continuation Net
                                      Purchase Payments*
 Years 5-9        40% of Earnings     65% of Continuation Net
                                      Purchase Payments*
 Years 10+        50% of Earnings     75% of Continuation Net
                                      Purchase Payments*

On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, table below shows the available EstatePlus benefit:


 CONTRACT YEAR        ESTATEPLUS               MAXIMUM
    OF DEATH          PERCENTAGE         ESTATEPLUS BENEFIT
 All Contract     25% of Earnings     40% of Continuation Net
 Years                                Purchase Payments*

* Purchase Payments received after the 5th anniversary of the Continuation Date must remain in the contract for at least 6 full months to be included as part of the Continuation Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit calculation.


What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death. The Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus benefit as indicated in the tables above.


What is the EstatePlus benefit?

We determine the EstatePlus benefit using the EstatePlus Percentage, as indicated in the tables above, which is a specified percentage of the earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings equals (1) minus (2) where

     (1)    equals the contract value on the Continuing Spouse's date of death;

     (2)    equals the Continuation Net Purchase Payment(s).


What is the Maximum EstatePlus amount?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus benefit is equal to a specified percentage of the Continuation Net Purchase Payments, as indicated in the tables above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



   PROSPECTUS PROVISION                      AVAILABILITY OR VARIATION                    ISSUE STATE
Administration Charge      Contract Maintenance Fee is $30.                             North Dakota
Death Benefits             If the contract is issued on or after your 83rd birthday,    Washington
                             but before your 86th birthday, the Maximum
                           Anniversary Value death benefit is the greater of: 1)
                             contract value or 2) Net Purchase Payments. The
                           Combination HV & Roll-Up and EstatePlus death benefits are not available.
Death Benefits Upon        If you continue your contract on or after your 83rd          Washington
                             birthday, the death benefit is equal to contract value.
Spousal Continuation
Free Look                  If you reside in Arizona and are age 65 or older on your     Arizona
                             Contract Date, the Free Look period is 30 days
Free Look                  If you reside in California and are age 60 or older on your  California
                             Contract Date, the Free Look period is 30 days.
Income Phase               You may begin the Income Phase any time after your first     Florida
                             contract anniversary.
MarketLock Income Plus     You may elect the current Maximum Anniversary Withdrawal     Oregon
                             Amount to be received monthly.
MarketLock For Life Plus
MarketLock For Life
MarketLock Income Plus     Charge will be deducted pro-rata from Variable Portfolios    Oregon
                             only.
MarketLock For Life Plus                                                                Texas
MarketLock For Life                                                                     Washington
MarketLock
MarketLock For Two
Polaris Income Rewards
Capital Protector
Premium Tax                We deduct premium tax charges of 0.50% for Qualified         California
                             contracts and 2.35% for Non-Qualified contracts based
                           on contract value when you begin the Income Phase.
Premium Tax                We deduct premium tax charges of 2.0% for Non-Qualified      Maine
                             contracts based on total Purchase Payments when
                           you begin the Income Phase.
Premium Tax                We deduct premium tax charges of 3.5% for Non-Qualified      Nevada
                             contracts based on contract value when you begin
                           the Income Phase.
Premium Tax                For the first $500,000 in the contract, we deduct premium    South Dakota
                             tax charges of 1.25% for Non-Qualified contracts
                           based on total Purchase Payments when you begin the Income
                             Phase. For any amount in excess of $500,000 in
                           the contract, we deduct front-end premium tax charges of
                             0.08% for Non-Qualified contracts based on total
                           Purchase Payments when you begin the Income Phase.
Premium Tax                We deduct premium tax charges of 1.0% for Qualified          West Virginia
                             contracts and 1.0% for Non-Qualified contracts based on
                           contract value when you begin the Income Phase.
Premium Tax                We deduct premium tax charges of 1.0% for Non-Qualified      Wyoming
                             contracts based on total Purchase Payments when
                           you begin the Income Phase.
Systematic Withdrawal      Minimum withdrawal amount is $250 per withdrawal or the      Oregon
                             penalty free withdrawal amount.
Transfer Privilege         Any transfer over the limit of 15 will incur a $10 transfer  Pennsylvania
                             fee.                                                       Texas


                                      C-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   APPENDIX D - THE GUARANTEE FOR CONTRACTS ISSUED PRIOR TO DECEMBER 29, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


GUARANTEE OF INSURANCE OBLIGATIONS


The Company's insurance policy obligations for individual and group contracts issued by SunAmerica Annuity prior to December 29, 2006 at 4:00 p.m. Eastern Time, are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home" or "Guarantor").

As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated for prospectively issued contracts. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and annuity income options. The Guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The Guarantee provides that individual contract owners, individual certificate holders and group unallocated contract owners with a date of issue earlier than the Point of Termination can enforce the Guarantee directly.

Guarantees for contracts and certificates issued prior to the Merger will continue after the Merger. As a result, the Merger of SunAmerica Annuity into AGL will not impact the insurance obligations under the Guarantee. PLEASE SEE THE COMPANY ABOVE FOR MORE DETAILS REGARDING THE MERGER.


American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home, an affiliate of the Company, is an indirect wholly owned subsidiary of American International Group, Inc.


                                      D-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX E - MARKETLOCK INCOME PLUS EXTENSION PARAMETERS FOR CONTRACTS
                        PURCHASED PRIOR TO MAY 3, 2009
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                  MARKETLOCK INCOME PLUS EXTENSION PARAMETERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The information below is important to you if you purchased a contract between MAY 1, 2008 AND MAY 3, 2009 and you elected the MARKETLOCK INCOME PLUS living benefit. As described in the prospectus you received when you purchased the contract, the initial Income Base Evaluation Period and initial Income Credit Period end after the fifth contract year. On or about your fifth contract anniversary you will have an opportunity to extend both the Income Base Evaluation Period and the Income Credit Period (the "Extension") for an additional five years. In choosing the Extension, your fee and investment requirements will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.

If you do not wish to elect the Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the Income Base Evaluation Period. You will also have the same investment requirements. However, your Income Base will no longer be adjusted for higher anniversary values or income credits. Please note that if you do not elect the Extension when it is offered, you will not be permitted to extend the Income Base Evaluation and Income Credit Periods in the future.

As with all important financial decisions, we recommend that you discuss this with your financial representative.

For information on the MarketLock Income Plus living benefit you elected at the time of purchase, please see the MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE PLUS AND MARKETLOCK FOR LIFE UNDER OPTIONAL LIVING BENEFITS.


How do I elect the Extension?

To elect the Extension, you must complete the Election Form you will receive. The terms of the Extension for contracts purchased between May 1, 2008 and May 3, 2009 are detailed below. The Income Base Evaluation Period and the Income Credit Period may both be extended for an additional 5 year period.


What is the fee if I elect the Extension?

If you elect the Extension, the fee for the living benefit will be increased by 0.25% as follows:


    NUMBER OF            CURRENT        ANNUALIZED FEE
 COVERED PERSONS     ANNUALIZED FEE     AFTER EXTENSION
        One         0.95%              1.20%
        Two         1.20%              1.45%

What are the investment requirements if I elect the Extension?

The Investment Requirements for the Extension are different from, and are more restrictive than, the investment requirements of your current MarketLock Income Plus living benefit. If you elect the Extension, you must allocate your assets in accordance with one of the following options:



 Option 1     Up to 50% in one or more of the following:
              American Funds Asset Allocation SAST
              Asset Allocation
              Balanced (JPM)
              Franklin Income VIP Fund
              SA MFS Total Return
              Up to 100% in one or more of the following:
              SunAmerica Dynamic Allocation Portfolio
              SunAmerica Dynamic Strategy Portfolio
              Cash Management Portfolio
 Option 2     25% SunAmerica Dynamic Allocation Portfolio and
              25% SunAmerica Dynamic Strategy Portfolio and

              50% in one of the following Polaris Portfolio Allocator Models:
              Model 1, Model 2 or Model 3


As a reminder, you also have the option to cancel your MarketLock Income Plus living benefit on your fifth or tenth anniversaries, or any anniversary after the tenth. If you elect to cancel your living benefit, you will no longer receive the guarantees of the MarketLock Income Plus living benefit and you will no longer be charged the fee.


                                      E-1



     Please forward a copy (without charge) of the Polaris PlatinumII Variable Annuity Statement of Additional
                                                  Information to:
                                (Please print or type and fill in all information.)
    -----------------------------------------------------------------------
    Name

    -----------------------------------------------------------------------
    Address

    -----------------------------------------------------------------------
    City/State/Zip

    -----------------------------------------------------------------------
    Contract Issue Date:

    Date: -------------------------------                                    Signed: ----------------------------

 Return to: American General Life Insurance Company, Annuity Service Center, P.O. Box 15570,
 Amarillo, Texas 79105-5570

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------


              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                               IN CONNECTION WITH

                            VARIABLE SEPARATE ACCOUNT

                      POLARIS PLATINUM II VARIABLE ANNUITY



This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated May 1, 2015, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-7862 or writing us at:


                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 15570
                           AMARILLO, TEXAS 79105-5570


                                  May 1, 2015

                                TABLE OF CONTENTS


Separate Account and the Company..........................................     3

General Account...........................................................     4

Master-Feeder Structure...................................................     5

Performance Data..........................................................     6

Annuity Income Payments...................................................    10

Annuity Unit Values.......................................................    11

Taxes.....................................................................    14

Broker-Dealer Firms Receiving Revenue Sharing Payments....................    26

Distribution of Contracts.................................................    27

Financial Statements......................................................    27

                        SEPARATE ACCOUNT AND THE COMPANY
                        --------------------------------

     American General Life Insurance Company ("AGL" or the "Company") is a stock life insurance company organized under the laws of the State of Texas. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. ("American International Group"), a Delaware corporation. American International Group is a holding company which, through its subsidiaries, is engaged primarily in a broad range of insurance and insurance-related activities in the United States and abroad. The commitments under the contacts are the Company's, and American International Group has no legal obligation to back those commitments.

     On December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), American General Assurance Company ("AGAC"), American General Life and Accident Insurance Company ("AGLA"), American General Life Insurance Company of Delaware ("AGLD"), SunAmerica Life Insurance Company ("SALIC") and Western National Life Insurance Company, ("WNL"), affiliates of American General Life Insurance Company, merged with and into American General Life Insurance Company ("Merger"). Prior to this date, the Polaris Platinum II contracts were issued by SunAmerica Annuity in all states except New York.

     Variable Separate Account ("Separate Account") was originally established by Anchor National Life Insurance Company ("Anchor National") under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company ("SunAmerica Life"). Effective July 20, 2009, SunAmerica Life changed its name to SunAmerica Annuity and Life Assurance Company. These were name changes only and did not affect the substance of any contract. Prior to December 31, 2012, the Separate Account was a separate account of SunAmerica Annuity. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, the Separate Account was transferred to and became a Separate Account of AGL under Texas law.

     The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

     The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

     The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the Underlying Funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the Underlying Funds. Values allocated to the Separate Account and the amount of variable annuity Income Payments will vary with the values of shares of the Underlying Funds, and are also reduced by contract charges.

     The basic objective of a variable annuity contract is to provide variable annuity Income Payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity Income Payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity Income Payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

     Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity Income Payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable Income Payments).

                                 GENERAL ACCOUNT
                                 ---------------

     The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to a fixed account option and the DCA fixed accounts available in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

     The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                             MASTER-FEEDER STRUCTURE
                             -----------------------

     The following underlying funds currently do not buy individual securities directly: American Funds Global Growth SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio, and American Funds Asset Allocation SAST Portfolio (the "Feeder Funds"). Instead, each Feeder Fund invests all of its investment assets in a corresponding "Master Fund" of American Funds Insurance Series(R), managed by Capital Research and Management Company ("Capital Research").

     Because each Feeder Fund invests all of its assets in a Master Fund, the investment adviser to the Feeder Funds, SunAmerica Asset Management, LLC ("SAAMCo") does not provide any portfolio management services for the Feeder Funds. SAAMCo provides those services for the Feeder Funds that are normally provided by a fund's investment adviser with the exception of portfolio management. Such services include, but are not limited to: monitoring the ongoing investment performance of the Master Funds, monitoring the Feeder Funds' other service providers, facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders and providing such other services as are necessary or appropriate to the efficient operation of the Feeder Funds with respect to their investment in the corresponding Master Funds. Pursuant to its investment advisory agreement with SunAmerica Series Trust, SAAMCo will provide these services so long as a Feeder Fund is a "feeder fund" investing in a Master Fund.

     SAAMCo has contractually agreed to waive 0.70% of its advisory fee for so long as the Feeder Fund is operated as a feeder fund. Under the master-feeder structure, however, each Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Feeder Fund Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. If the underlying fund ceases to operate as a "feeder fund," SAAMCo will serve as investment manager for the Feeder Fund.

     The terms "Feeder Fund" and "Master Fund" as used in the Prospectus are used for ease of relevant disclosure. There are a number of differences between arrangements commonly referred to as master-feeder funds, and the investments by the Feeder Funds in the Master Funds described in the Prospectus. These differences include the following:

     - Advisory fees commonly are assessed by the master fund, but not by the feeder fund. The Master Funds and the Feeder Funds both have investment advisory fees. (However, as described above, SAAMCo's advisory fee is solely attributable to administrative services, not portfolio management. Moreover, SAAMCo has contractually agreed to waive certain Feeder Fund advisory fees for as long as the Feeder Funds invest in a Master Fund); and

     - Master funds commonly sell their shares only to feeder funds. The Master Funds in which the Feeder Funds invest also sell their shares to separate accounts of life insurance companies to fund variable annuity contracts and variable life insurance contracts issued by the companies.

                                PERFORMANCE DATA
                                ----------------

From time to time, we periodically advertise performance data relating to Variable Portfolios and Underlying Funds. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (or decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account charges (including certain death benefit rider charges) and the Underlying Fund expenses. It does not reflect the deduction of any applicable contract maintenance fee, withdrawal (or sales) charges, if applicable, or optional feature charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will include total return figures which reflect the deduction of the Separate Account charges (including certain death benefit charges), contract maintenance fee, withdrawal (or sales) charges and the Underlying Fund expenses.

We may advertise the optional living benefits and death benefits using illustrations showing how the benefit works with historical performance of specific Underlying Funds or with a hypothetical rate of return (which will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the Underlying Fund expenses.

The Separate Account may advertise "total return" data for the Variable Portfolios. Total return figures are based on historical data and are not intended to indicate future performance. "Total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period).

For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding Underlying Funds, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Underlying Fund. Further, returns shown are for the original class of shares of certain Underlying Funds, adjusted to reflect the fees and charges for the newer class of shares until performance for the newer class becomes available. Returns of the newer class of shares will be lower than those of the original class since the newer class of shares is subject to (higher) service fees. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on the Underlying Funds' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account's Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Underlying Funds, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (reflecting certain contractual fees and charges).

     Performance data for the various Variable Portfolios are computed in the manner described below.

CASH MANAGEMENT PORTFOLIO

     Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

     For contracts without the Polaris Rewards Program:
     ----------------------------------------------------

          Base Period Return = (EV-SV-CMF)/(SV)

     For contracts with the Polaris Rewards Program:
     -------------------------------------------------

          Base Period Return = (EV-SV-CMF+E)/(SV)

          where:

          SV     =   value of one Accumulation Unit at the start of a 7 day
                     period

          EV     =   value of one Accumulation Unit at the end of the 7 day
                     period

          CMF    =   an allocated portion of the $35 annual contract maintenance fee, prorated for 7 days

          E      =   Premium Enhancement Rate, prorated for 7 days

     The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the charge is proportional to the percentage of the number of contract owners' accounts that have money allocated to that Variable Portfolio. The portion of the charge allocable to the Cash Management Portfolio is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, the result is multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.

     The current yield is then obtained by annualizing the Base Period Return:

     Current Yield = (Base Period Return) x (365/7)

     The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

                                                365/7
     Effective Yield = [(Base Period Return + 1)      - 1]

     The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

     Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time. In periods of very low short-term interest rates, the Portfolio's yield may become negative, which may result in a decline in the value of your investment.

OTHER VARIABLE PORTFOLIOS

     The Variable Portfolios of the Separate Account other than the Cash Management Portfolio compute their performance data as "total return."

     Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

     For contracts without the Polaris Rewards Program:
     ----------------------------------------------------

                      n
                P(1+T)  = ERV

     For contracts with the Polaris Rewards Program:
     -------------------------------------------------

                             n
                [P(1+E)](1+T)  = ERV

where:            P     =   a hypothetical initial payment of $1,000
                  T     =   average annual total return
                  n     =   number of years
                  E     =   Payment Enhancement Rate
                ERV     =   ending redeemable value of a hypothetical $1,000
                            payment made at the beginning of the 1, 5, or 10 year period as of the end of the period
                            (or fractional portion thereof).

     Standardized performance for the Variable Portfolios available in this contract reflect total returns using the method of computation discussed below:

o Using the seven year surrender charge schedule available on contracts issued without the Polaris Rewards Program. No enhancement is reflected under the calculation, as the Payment Enhancement is not available unless the Polaris Rewards Program is elected; AND

o Using the nine year surrender charge schedule available on contracts issued with the Polaris Rewards Program, including the minimum Upfront Payment Enhancement of 2% of Purchase Payments and calculating the value after redemption only based on the initial $1,000 Purchase Payment.

     We may, from time to time, advertise other variations of performance along with the standardized performance as described above. We may, in sales literature, show performance only applicable to one surrender charge schedule to a contract holder who has already purchased the contract with or without the Polaris Rewards Program. However, we will not report performance for the contract featuring the Polaris Rewards program, unless net of withdrawal charges.


     The total return figures reflect the effect of certain recurring charges, as discussed herein. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. Total return figures are derived from historical data and are not intended to be a projection of future performance.

POLARIS PORTFOLIO ALLOCATOR MODELS PERFORMANCE

The Separate Account also computes "total return" data for each of the Polaris Portfolio Allocator models. Each model is comprised of a combination of Variable Portfolios available under the contract using various asset classes based on historical asset class performance.

Total return for a Polaris Portfolio Allocator model represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical investment in a contract, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. It is assumed that the initial hypothetical investment is made on the model inception date and rebalanced in accordance with the model on each evaluation date. The model inception date is the date when the model was first offered for investment.

                            ANNUITY INCOME PAYMENTS
                            -----------------------

INITIAL MONTHLY ANNUITY INCOME PAYMENTS

     The initial annuity Income Payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable Income Payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity option selected.

     The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Income Payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity Income Payment. The number of Annuity Units determined for the first variable annuity Income Payment remains constant for the second and subsequent monthly variable annuity Income Payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY ANNUITY INCOME PAYMENTS

     For fixed annuity Income Payments, the amount of the second and each subsequent monthly annuity Income Payment is the same as that determined above for the first monthly payment.

     For variable annuity Income Payments, the amount of the second and each subsequent monthly Income Payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each annuity Income Payment is due.

                              ANNUITY UNIT VALUES
                              -------------------

     The value of an Annuity Unit is determined independently for each Variable Portfolio.

     The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable annuity Income Payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity Income Payments will decrease over time. If the net investment rate equals 3.5%, the variable Income Payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for Income Payments to increase (or not to decrease).

     The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each annuity Income Payment will vary accordingly.

     For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

     The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

     The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

     (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

     (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

     The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

     ILLUSTRATIVE EXAMPLE
     --------------------

     Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                    NIF = ($11.46/$11.44)

                        = 1.00174825

     The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the annuity Income Payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity Income Payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                            (1/12)
                  1/[(1.035)      ] = 0.99713732

     In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                 $10.103523 x 1.00174825 x 0.99713732 = $10.092213

     To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

     The NIF measures the performance of the funds that are basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is less that one and payments are decreased.

VARIABLE ANNUITY INCOME PAYMENTS

     ILLUSTRATIVE EXAMPLE
     --------------------

     Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second annuity Income Payment date is $13.327695.

     P's first variable annuity Income Payment is determined from the annuity factor tables in P's contract, using the information assumed above. From these tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable annuity Income Payment is determined by multiplying the factor of $4.92 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

              First Payment = $4.92 x ($116,412.31/$1,000) = $572.75

     The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable annuity Income Payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

              Annuity Units = $572.75/$13.256932 = 43.203812

     P's second variable annuity Income Payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

              Second Payment = 43.203812 x $13.327695 = $575.81

     The third and subsequent variable annuity Income Payments are computed in a manner similar to the second variable annuity Income Payment.

     Note that the amount of the first variable annuity Income Payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable Income Payments.

                                      TAXES
                                      -----

GENERAL

Note: DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLAN AND PROGRAM ARE INTENDED FOR GENERAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. A natural owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under one of a number of types of employer-sponsored retirement plans, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a non-qualified contract, the Code generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other purchase payments and earnings in the contract. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

    -  after attaining age 591/2;

    -  when paid to your beneficiary after you die;

    -  after you become disabled (as defined in the Code);

    - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 591/2, whichever is later;

    -  under an immediate annuity contract;

    - which are attributable to Purchase Payments made prior to August 14, 1982.


On March 30, 2010 the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which went into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers).
An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person. This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.


TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA contributions and designated Roth contributions to a 403(b), 401(k), or governmental 457(b) plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from designated Roth accounts in a 403(b), 401(k) or governmental 457(b) plan, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Qualified Distributions from Roth IRAs and designated Roth accounts in 403(b), 401(k), and governmental 457(b) plans which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;


     - distributions from IRAs for certain higher education expenses;


     - distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply;


     - payments to certain reservists called up for active duty after September 11, 2001; or


     - payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract, subject in certain instances to the payee's right to elect out of withholding or to elect a different rate of withholding. For "eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct trustee-to- trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under
Section 457(b) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; (3) minimum distributions required to be made under the Code; and (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or,
(2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Funds in a Qualified contract may be rolled directly over to a Roth IRA. Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

The Small Business Jobs Act of 2010 subsequently added the ability for "in-Plan" rollovers of eligible rollover distribution from pre-tax accounts to a designated Roth account in certain employer-sponsored plans which otherwise include or permit designated Roth accounts. The American Taxpayer Relief Act of 2013 ("ATRA") expanded the ability for such in-Plan Roth conversions by permitting eligible plans that include an in-plan Roth contribution feature to offer participants the option of converting any amounts held in the plan to after-tax Roth, regardless of whether those amounts are currently distributable.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person such as a corporation or certain other entities. Such Contracts generally will not be accorded tax-deferred status. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan (other than a plan funded with IRAs) or pursuant to a domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (for many plans, a Qualified Domestic Relations Order, or QDRO), or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn.

The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FOREIGN ACCOUNT TAX COMPLIANCE ("FATCA")

A Contract Owner who is not a "United States person" which is defined under the Internal Revenue Code section to mean:

..  a citizen or resident of the United States

.. a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

..  any estate or trust other than a foreign estate or foreign trust (see
   Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

..  a person that meets the substantial presence test

..  any other person that is not a foreign person

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8-BEN-E, Form W-8-IMY, or other applicable form, each of which is effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-8 or acceptable substitute form. An entity, for this purpose, will be considered a foreign entity unless it provides an applicable certification to the contrary.

OTHER WITHHOLDING TAX

A Contract Owner that is not exempt from United States federal withholding tax should consult its tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.


FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals generally can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner generally can only withdraw Purchase Payments. There are certain exceptions to these restrictions which are generally based upon the type of investment arrangement, the type of contributions, and the date the contributions were made. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan.

PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. However, Revenue Procedure 2011-38 provides that a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies, will be treated as a tax-free exchange under Code section 1035 if no amounts, other than amounts received an annuity for a period of 10 years or more or during one or more lives, are received under the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, on the date the contract is placed in-force). Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan. The following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan. Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrender from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities


Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and not-for-profit organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract if certain conditions are met. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2015 is the lesser of 100% of includible compensation or $18,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $6,000 in 2015 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2015 may not exceed the lesser of $53,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.


On July 26, 2007, the Department of the Treasury published final 403(b) regulations that largely became effective on January 1, 2009. These comprehensive regulations include several rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

The foregoing discussion is intended as a general discussion only, and you may wish to discuss the 403(b) regulations and/or the general information above with your tax advisor.

(c) Individual Retirement Annuities


Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2015 is the lesser of $5,500 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2015. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner nor the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income, The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590 for more details. The effect of income on the deduction is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI in 2015 of less than $98,000, your contribution may be fully deductible; if your income is between $98,000 and $118,000, your contribution may be partially deductible and if your income is $118,000 or more, your contribution may not be deductible. If you are single and your income in 2015 is less than $61,000, your contribution may be fully deductible; if your income is between $61,000 and $71,000, your contribution may be partially deductible and if your income is $71,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible. If you and your spouse file jointly, and you are not covered by a plan but your spouse is: if your modified AGI in 2015 is between $183,000 and $193,000, your contribution may be partially deductible.

(d) Roth IRAs


Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2015 is the lesser of $5,500 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2015. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income in 2015 is less than:
$183,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $116,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. All persons may be eligible to convert a distribution from an employer-sponsored plan or from a traditional IRA into a Roth IRA. Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.


(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans -- Section 457(b)


Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from, or in some cases made available under the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. All 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

             BROKER-DEALER FIRMS RECEIVING REVENUE SHARING PAYMENTS
             ------------------------------------------------------


The following list includes the names of member firms of FINRA (or their affiliated broker-dealers) that we believe received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2014, from American General Life Insurance Company and The United States Life Insurance Company in the City of New York, both affiliated companies. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.

Ameriprise Financial Services, Inc.
BancWest Investment Services, Inc.
CCO Investment Services Corporation
Cetera Advisor Network LLC
Cetera Advisors LLC
Cetera Financial Specialists LLC
Cetera Investment Services LLC
cfd Investments, Inc
Citigroup Global Markets Inc.
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Fifth Third Securities, Inc.
FSC Securities Corp.
Infinex Investments, Inc.
Investacorp, Inc
Investment Professionals, Inc.
J.J.B. Hilliard, W.L. Lyons, Inc.
James Borello & Co
Janney Montgomery Scott LLC.
Lincoln Financial Advisor
Lincoln Financial Securities
LPL Financial Corporation
M&T Securities, Inc.
Morgan Stanley & Co., Incorporated
NEXT Financial Group, Inc.
Raymond James & Associates
Raymond James Financial
RBC Capital Markets Corporation
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
Santander Securities LLC
Securities America, Inc.
Signator Financial Services, Inc.
Signator Investors/John Hancock Financial Network
Triad Advisors, Inc
U.S. Bancorp Investments, Inc.
UBS Financial Services Inc.
UnionBanc Investment Services
United Planners Financial Services of
   America BBVA Compass Investment Solutions, Inc.
Voya Financial Advisors, Inc.
Wells Fargo Advisor, LLC
Wescom Financial Services
Woodbury Financial Services, Inc.


We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

                            DISTRIBUTION OF CONTRACTS
                            -------------------------

     The contracts are offered on a continuous basis through AIG Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. AIG Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The Company and AIG Capital Services, Inc. are each an indirect, wholly owned subsidiary of American International Group. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS
                              --------------------


     PricewaterhouseCoopers LLP, located at 1000 Louisiana Street, Suite 5800, Houston, TX 77002, serves as the independent registered public accounting firm for Variable Separate Account and American General Life Insurance Company ("AGL").


     You may obtain a free copy of these financial statements if you write us at our Annuity Service Center or call us at 1-800-445-7862. The financial statements have also been filed with the SEC and can be obtained through its website at http://www.sec.gov.

     The following financial statements are included in the Statement of Additional Information in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting:


     - Audited Financial Statements of Variable Separate Account of American General Life Insurance Company for the year ended December 31, 2014 and the results of its operations and the changes in its net assets for each of the periods indicated

     - Audited Consolidated Financial Statements of American General Life Insurance Company for the years ended December 31, 2014, 2013 and 2012


     The financial statements of AGL should be considered only as bearing on the ability of AGL to meet its obligation under the contracts.

AMERICAN GENERAL
Life Companies

                                                      Variable Separate Account
                                        American General Life Insurance Company

                                                                           2014

                                                                  Annual Report

                                                              December 31, 2014

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of American General Life Insurance Company and the Contractholders of its separate account, Variable Separate Account:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Separate Account (the "Separate Account"), a separate account of American General Life Insurance Company, at December 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the mutual fund companies and transfer agents, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Houston, Texas
April 27, 2015

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

                                                          Due from (to)
                                                            American                  Contract                    Net assets
                                            Investment    General Life                owners -  Contract owners attributable to
                                          securities - at   Insurance                 annuity   - accumulation  contract owner
Sub-accounts                                fair value       Company     Net Assets   reserves     reserves        reserves
------------                              --------------- ------------- ------------ ---------- --------------- ---------------
Lord Abbett Growth and Income Portfolio
  Class VC                                 $242,912,379     $ (9,795)   $242,902,584 $  979,377  $241,923,207    $242,902,584
AFIS--Capital Income Builder                      6,886           --           6,886         --         6,886           6,886
American Funds Growth-Income Fund
  Class 2                                   320,483,990       (8,869)    320,475,121  1,823,853   318,651,268     320,475,121
American Funds Growth-Income Fund
  Class 3                                   184,282,552           (1)    184,282,551  6,669,860   177,612,691     184,282,551
American Funds Growth Fund Class 2          304,784,039           (5)    304,784,034  1,694,084   303,089,950     304,784,034
American Funds Growth Fund Class 3          207,717,875           --     207,717,875  5,984,912   201,732,963     207,717,875
American Funds High-Income Bond Fund
  Class 3                                    16,007,664           --      16,007,664    555,480    15,452,184      16,007,664
Lord Abbett Mid Cap Stock Portfolio
  Class VC                                   23,037,030           23      23,037,053    114,100    22,922,953      23,037,053
American Funds Asset Allocation Fund
  Class 2                                    71,699,208      (14,167)     71,685,041    344,537    71,340,504      71,685,041
American Funds Asset Allocation Fund
  Class 3                                    39,614,090           --      39,614,090    812,533    38,801,557      39,614,090
American Funds Global Growth Fund
  Class 2                                   220,617,164           20     220,617,184    816,818   219,800,366     220,617,184
American Funds Cash Management Fund
  Class 3                                     7,581,985           --       7,581,985    308,372     7,273,613       7,581,985
American Funds International Fund Class
  3                                          38,263,106           --      38,263,106    575,204    37,687,902      38,263,106
American Funds US Government AAA-
  Rated Securities Fund Class 3              12,937,888           --      12,937,888    305,116    12,632,772      12,937,888
Principal Equity Income Account Class 1      17,102,964           --      17,102,964    455,863    16,647,101      17,102,964
Principal Equity Income Account Class 2      10,552,625           --      10,552,625         --    10,552,625      10,552,625
Principal LargeCap Blend Account II
  Class 1                                     1,891,862           --       1,891,862      5,344     1,886,518       1,891,862
Principal LargeCap Blend Account II
  Class 2                                       658,762           --         658,762         --       658,762         658,762
Principal LargeCap Growth Account
  Class 1                                       907,530           --         907,530         --       907,530         907,530
Principal LargeCap Growth Account
  Class 2                                       437,242           --         437,242         --       437,242         437,242
Principal Income Account Class 1              5,230,887           (1)      5,230,886      4,743     5,226,143       5,230,886
Principal Income Account Class 2              2,792,095           --       2,792,095    333,941     2,458,154       2,792,095
Principal Diversified International
  Account Class 1                             1,156,814           --       1,156,814    274,899       881,915       1,156,814
Principal Diversified International
  Account Class 2                               436,042           --         436,042         --       436,042         436,042
Principal Money Market Account Class 1        1,055,428           --       1,055,428      1,552     1,053,876       1,055,428
Principal Money Market Account Class 2          601,677           --         601,677     76,328       525,349         601,677
Principal Real Estate Securities Account
  Class 1                                       601,392           --         601,392         --       601,392         601,392
Principal Real Estate Securities Account
  Class 2                                       290,847           --         290,847         --       290,847         290,847
Principal SAM Balanced Portfolio Class 1     39,533,551           --      39,533,551     45,295    39,488,256      39,533,551
Principal SAM Balanced Portfolio Class 2     36,330,970           --      36,330,970    170,989    36,159,981      36,330,970
Principal SAM Conservative Balanced
  Portfolio Class 1                           3,848,231           --       3,848,231     18,424     3,829,807       3,848,231
Principal SAM Conservative Balanced
  Portfolio Class 2                           5,120,776           --       5,120,776         --     5,120,776       5,120,776
Principal SAM Conservative Growth
  Portfolio Class 1                          20,426,876           --      20,426,876    141,417    20,285,459      20,426,876
Principal SAM Conservative Growth
  Portfolio Class 2                          20,599,308           (1)     20,599,307         --    20,599,307      20,599,307
Principal SAM Flexible Income Portfolio
  Class 1                                     7,804,004           --       7,804,004     78,435     7,725,569       7,804,004
Principal SAM Flexible Income Portfolio
  Class 2                                     7,945,734           --       7,945,734    284,193     7,661,541       7,945,734
Principal SAM Strategic Growth Portfolio
  Class 1                                     4,729,638           --       4,729,638    124,511     4,605,127       4,729,638
Principal SAM Strategic Growth Portfolio
  Class 2                                     8,983,731           --       8,983,731         --     8,983,731       8,983,731
Principal Short-Term Income Account
  Class 1                                       795,506           --         795,506      6,798       788,708         795,506
Principal Short-Term Income Account
  Class 2                                       772,195           --         772,195         --       772,195         772,195
Principal SmallCap Growth Account II
  Class 1                                       545,987           --         545,987      2,574       543,413         545,987
Principal SmallCap Growth Account II
  Class 2                                       271,033           --         271,033         --       271,033         271,033
Principal SmallCap Value Account I
  Class 1                                       185,882           --         185,882         --       185,882         185,882
Principal SmallCap Value Account I
  Class 2                                       136,579           --         136,579         --       136,579         136,579
Principal Government & High Quality
  Bond Class 1                                3,099,798           --       3,099,798      7,542     3,092,256       3,099,798
Principal Government & High Quality
  Bond Class 2                                  854,357           --         854,357         --       854,357         854,357
Principal PVC Capital Appreciation
  Account Class 1                            10,118,157           --      10,118,157    484,146     9,634,011      10,118,157
Principal PVC Principal Capital
  Appreciation Account Class 2                1,903,974           --       1,903,974         --     1,903,974       1,903,974
Principal PVC MidCap Blend Acct Class
  1                                           2,224,710           (1)      2,224,709      3,511     2,221,198       2,224,709
Principal PVC MidCap Blend Acct Class
  2                                             734,929           --         734,929         --       734,929         734,929
Columbia VP Income Opportunities Fund
  Class 1                                    15,887,022          (86)     15,886,936      4,889    15,882,047      15,886,936
Columbia VP Asset Allocation Fund
  Class 1                                       809,820           --         809,820         --       809,820         809,820
Columbia VP -Dividend Opportunity
  Fund Class 1                                2,185,966           --       2,185,966         --     2,185,966       2,185,966
Columbia VP Mid Cap Growth
  Opportunity Fund Class 1                      462,634           --         462,634         --       462,634         462,634
Columbia VP Small Company Growth
  Fund Class 1                                  927,272           --         927,272         --       927,272         927,272
Invesco VI American Franchise Fund
  Series II                                  19,893,828         (329)     19,893,499    305,892    19,587,607      19,893,499
Invesco VI Comstock Fund Series II          368,877,440       (2,362)    368,875,078    226,432   368,648,646     368,875,078
Invesco VI Growth and Income Fund
  Series II                                 523,820,045       (3,659)    523,816,386    700,740   523,115,646     523,816,386
Ivy Funds VIP Asset Strategy                     10,317           --          10,317         --        10,317          10,317
Franklin Income Securities Fund Class 2     165,193,905        8,964     165,202,869     58,773   165,144,096     165,202,869
Franklin Strategic Income VIP Fund               10,403           --          10,403         --        10,403          10,403
Franklin Templeton VIP Founding Funds
  Allocations Fund Class 2                   56,851,035         (955)     56,850,080         --    56,850,080      56,850,080
Columbia VP Marsico Focused Equities
  Fund Class 1                               31,162,717          (56)     31,162,661     12,118    31,150,543      31,162,661
Columbia VP Marsico 21st Century Fund
  Class 1                                     1,127,137           --       1,127,137         --     1,127,137       1,127,137
Columbia VP Marsico Growth Fund Class
  1                                           2,109,250           --       2,109,250         --     2,109,250       2,109,250
Columbia VP Marsico International
  Opportunities Fund Class 2                  1,775,008           --       1,775,008         --     1,775,008       1,775,008
Sterling Capital Select Equity VIF              874,124           (7)        874,117         --       874,117         874,117
Sterling Capital Special Opportunities
  VIF                                         9,805,129          (31)      9,805,098         --     9,805,098       9,805,098
Sterling Capital Total Return Bond VIF        5,964,052          (48)      5,964,004         --     5,964,004       5,964,004
AST Growth Portfolio Class 1                 80,187,685       (8,587)     80,179,098  1,346,503    78,832,595      80,179,098
AST Growth Portfolio Class 2                 22,890,888           --      22,890,888     89,342    22,801,546      22,890,888
AST Growth Portfolio Class 3                103,500,745         (360)    103,500,385    563,355   102,937,030     103,500,385
AST Government and Quality Bond
  Portfolio Class 1                          80,939,665        3,414      80,943,079  1,397,974    79,545,105      80,943,079
AST Government and Quality Bond
  Portfolio Class 2                          36,871,796           (2)     36,871,794    768,949    36,102,845      36,871,794
AST Government and Quality Bond
  Portfolio Class 3                         556,012,537       (4,443)    556,008,094    440,242   555,567,852     556,008,094
AST Capital Appreciation Portfolio Class
  1                                         303,804,254       (5,606)    303,798,648  4,017,050   299,781,598     303,798,648
AST Capital Appreciation Portfolio Class
  2                                          50,614,578            1      50,614,579    452,502    50,162,077      50,614,579
AST Capital Appreciation Portfolio Class
  3                                         447,126,298       (1,696)    447,124,602    949,095   446,175,507     447,124,602

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES - CONTINUED

                                                         Due from
                                                           (to)
                                                         American
                                                          General                  Contract     Contract      Net assets
                                           Investment      Life                    owners -     owners -    attributable to
                                         securities - at Insurance                 annuity    accumulation  contract owner
Sub-accounts                               fair value     Company    Net Assets    reserves     reserves       reserves
------------                             --------------- --------- -------------- ---------- -------------- ---------------
AST Natural Resources Portfolio Class 1  $   31,068,275  $    292  $   31,068,567 $  173,957 $   30,894,610 $   31,068,567
AST Natural Resources Portfolio Class 2       7,757,067        --       7,757,067     27,360      7,729,707      7,757,067
AST Natural Resources Portfolio Class 3      86,961,112      (185)     86,960,927    140,641     86,820,286     86,960,927
SAST Small Company Value Portfolio
  Class 3                                   195,801,744     1,771     195,803,515     52,143    195,751,372    195,803,515
SAST Mid-Cap Growth Portfolio Class 1        37,553,534     1,546      37,555,080    485,140     37,069,940     37,555,080
SAST Mid-Cap Growth Portfolio Class 2        16,313,282        --      16,313,282     40,761     16,272,521     16,313,282
SAST Mid-Cap Growth Portfolio Class 3       117,640,593      (513)    117,640,080     69,481    117,570,599    117,640,080
SAST Capital Growth Portfolio Class 1         5,270,606        --       5,270,606     81,944      5,188,662      5,270,606
SAST Capital Growth Portfolio Class 2         1,560,618        --       1,560,618         --      1,560,618      1,560,618
SAST Capital Growth Portfolio Class 3        42,903,477      (335)     42,903,142      2,418     42,900,724     42,903,142
SAST Blue Chip Growth Portfolio Class 1       8,065,086        --       8,065,086    172,435      7,892,651      8,065,086
SAST Blue Chip Growth Portfolio Class 2       2,879,201        --       2,879,201         --      2,879,201      2,879,201
SAST Blue Chip Growth Portfolio Class 3      85,642,282      (744)     85,641,538     23,269     85,618,269     85,641,538
SAST Growth Opportunities Portfolio
  Class 1                                     8,962,471        --       8,962,471     61,461      8,901,010      8,962,471
SAST Growth Opportunities Portfolio
  Class 2                                     3,444,199        --       3,444,199         --      3,444,199      3,444,199
SAST Growth Opportunities Portfolio
  Class 3                                   163,519,831    (1,439)    163,518,392     19,306    163,499,086    163,518,392
SAST Technology Portfolio Class 1            10,521,188        --      10,521,188     40,596     10,480,592     10,521,188
SAST Technology Portfolio Class 2             3,037,861        --       3,037,861     22,516      3,015,345      3,037,861
SAST Technology Portfolio Class 3            30,545,738        (5)     30,545,733     77,559     30,468,174     30,545,733
SAST Marsico Focused Growth Portfolio
  Class 1                                    15,378,182        --      15,378,182     65,252     15,312,930     15,378,182
SAST Marsico Focused Growth Portfolio
  Class 2                                    12,871,166        --      12,871,166     69,521     12,801,645     12,871,166
SAST Marsico Focused Growth Portfolio
  Class 3                                   113,286,467      (691)    113,285,776      1,700    113,284,076    113,285,776
SAST Small & Mid Cap Value Portfolio
  Class 2                                    17,239,857        --      17,239,857     13,770     17,226,087     17,239,857
SAST Small & Mid Cap Value Portfolio
  Class 3                                   471,316,392    (3,519)    471,312,873    402,754    470,910,119    471,312,873
SAST Foreign Value Portfolio Class 2         19,417,993        --      19,417,993    243,014     19,174,979     19,417,993
SAST Foreign Value Portfolio Class 3        473,510,188    (3,446)    473,506,742    240,580    473,266,162    473,506,742
SAST VCP Value Portfolio Class 3            209,560,872      (107)    209,560,765         --    209,560,765    209,560,765
SAST VCP Total Return Balanced
  Portfolio Class 3                         194,628,210       (87)    194,628,123         --    194,628,123    194,628,123
SAST Protected Asset Allocation SAST
  Portfolio Class 3                         256,821,496      (120)    256,821,376         --    256,821,376    256,821,376
SAST American Funds Growth Portfolio
  Class 3                                   294,148,219     4,871     294,153,090     29,387    294,123,703    294,153,090
SAST American Funds Global Growth
  Portfolio Class 3                         426,716,605    (1,269)    426,715,336     78,518    426,636,818    426,715,336
SAST American Funds Growth- Income
  Portfolio Class 3                         242,394,778     8,950     242,403,728    219,461    242,184,267    242,403,728
SAST American Funds Asset Allocation
  Portfolio Class 3                         161,323,433      (560)    161,322,873    166,626    161,156,247    161,322,873
SAST Cash Management Portfolio Class 1       39,219,369       578      39,219,947    186,075     39,033,872     39,219,947
SAST Cash Management Portfolio Class 2        9,535,730        --       9,535,730     96,788      9,438,942      9,535,730
SAST Cash Management Portfolio Class 3      149,961,615    (4,144)    149,957,471    483,191    149,474,280    149,957,471
SAST Corporate Bond Portfolio Class 1        70,289,396        --      70,289,396  1,456,774     68,832,623     70,289,396
SAST Corporate Bond Portfolio Class 2        20,878,808        (3)     20,878,805  1,566,181     19,312,624     20,878,805
SAST Corporate Bond Portfolio Class 3       629,791,855    (4,442)    629,787,413    390,977    629,396,436    629,787,413
SAST Global Bond Portfolio Class 1           30,347,882        55      30,347,937    378,551     29,969,386     30,347,937
SAST Global Bond Portfolio Class 2            7,315,689        --       7,315,689         --      7,315,689      7,315,689
SAST Global Bond Portfolio Class 3          212,610,084    (1,250)    212,608,834    130,523    212,478,311    212,608,834
SAST High-Yield Bond Portfolio Class 1       49,825,948       541      49,826,489    873,268     48,953,221     49,826,489
SAST High-Yield Bond Portfolio Class 2       10,785,971        --      10,785,971     80,116     10,705,855     10,785,971
SAST High-Yield Bond Portfolio Class 3      128,062,846      (641)    128,062,205    126,137    127,936,068    128,062,205
AST Asset Allocation Portfolio Class 1      111,000,511   (56,463)    110,944,048  3,695,683    107,248,365    110,944,048
AST Asset Allocation Portfolio Class 2        6,745,743        --       6,745,743     60,329      6,685,414      6,745,743
AST Asset Allocation Portfolio Class 3       36,335,265       (38)     36,335,227    278,679     36,056,548     36,335,227
SAST Growth-Income Portfolio Class 1        143,804,675       112     143,804,787  2,807,045    140,997,742    143,804,787
SAST Growth-Income Portfolio Class 2          9,796,349        --       9,796,349     93,425      9,702,924      9,796,349
SAST Growth-Income Portfolio Class 3        126,839,217      (520)    126,838,697    105,045    126,733,652    126,838,697
SAST Global Equities Portfolio Class 1       48,831,777   (36,223)     48,795,554    512,034     48,283,520     48,795,554
SAST Global Equities Portfolio Class 2        4,885,258        --       4,885,258     41,071      4,844,187      4,885,258
SAST Global Equities Portfolio Class 3       33,885,257       (70)     33,885,187      5,615     33,879,572     33,885,187
SAST Alliance Growth Portfolio Class 1      179,361,041   (92,779)    179,268,262  2,233,053    177,035,209    179,268,262
SAST Alliance Growth Portfolio Class 2       21,090,293        --      21,090,293     71,987     21,018,307     21,090,293
SAST Alliance Growth Portfolio Class 3      109,039,491       (10)    109,039,481    213,427    108,826,054    109,039,481
SAST MFS Massachusetts Investors Trust
  Portfolio Class 1                          55,018,524     1,585      55,020,109    579,963     54,440,146     55,020,109
SAST MFS Massachusetts Investors Trust
  Portfolio Class 2                          11,089,581        --      11,089,581     43,062     11,046,519     11,089,581
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                         278,479,168    (2,526)    278,476,642     92,195    278,384,447    278,476,642
SAST Fundamental Growth Portfolio Class
  1                                          44,638,840       322      44,639,162    620,220     44,018,942     44,639,162
SAST Fundamental Growth Portfolio Class
  2                                           2,735,332        --       2,735,332         --      2,735,332      2,735,332
SAST Fundamental Growth Portfolio Class
  3                                          71,887,294      (602)     71,886,692      8,618     71,878,074     71,886,692
SAST Dynamic Allocation Portfolio Class
  3                                       7,575,056,717   (16,692)  7,575,040,025     78,572  7,574,961,453  7,575,040,025
SAST International Diversified Equities
  Portfolio Class 1                          34,874,069       838      34,874,907    584,739     34,290,168     34,874,907
SAST International Diversified Equities
  Portfolio Class 2                          14,184,843        --      14,184,843     64,295     14,120,548     14,184,843
SAST International Diversified Equities
  Portfolio Class 3                         139,288,763      (870)    139,287,893    138,290    139,149,603    139,287,893
SAST Davis Venture Value Portfolio
  Class 1                                   389,825,226    23,785     389,849,011  4,583,812    385,265,199    389,849,011
SAST Davis Venture Value Portfolio
  Class 2                                    55,286,214        --      55,286,214    402,205     54,884,009     55,286,214
SAST Davis Venture Value Portfolio
  Class 3                                   478,327,162    (2,513)    478,324,649    426,955    477,897,694    478,324,649
SAST MFS Total Return Portfolio Class 1     134,967,071    (8,332)    134,958,739  1,286,871    133,671,868    134,958,739
SAST MFS Total Return Portfolio Class 2      38,998,840        --      38,998,840    291,618     38,707,222     38,998,840
SAST MFS Total Return Portfolio Class 3     190,416,979      (263)    190,416,716    225,405    190,191,311    190,416,716
SAST Total Return Bond Portfolio Class 1     49,245,264    (5,857)     49,239,407    787,881     48,451,526     49,239,407
SAST Total Return Bond Portfolio Class 2     12,017,884        --      12,017,884     43,605     11,974,279     12,017,884
SAST Total Return Bond Portfolio Class 3    746,591,778    (6,957)    746,584,821    117,799    746,467,022    746,584,821
SAST Telecom Utility Portfolio Class 1       16,545,012      (297)     16,544,715    285,672     16,259,043     16,544,715

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES - CONTINUED

                                                         Due from
                                                           (to)
                                                         American
                                                          General                 Contract    Contract      Net assets
                                           Investment      Life                   owners -    owners -    attributable to
                                         securities - at Insurance                annuity   accumulation  contract owner
Sub-accounts                               fair value     Company    Net Assets   reserves    reserves       reserves
------------                             --------------- --------- -------------- -------- -------------- ---------------
SAST Telecom Utility Portfolio Class 2   $    2,001,331   $    (2) $    2,001,329 $ 34,723 $    1,966,606      2,001,329
SAST Telecom Utility Portfolio Class 3       26,948,535       (55)     26,948,480   11,327     26,937,153     26,948,480
SAST Equity Opportunities Portfolio
  Class 1                                    30,226,998       194      30,227,192  652,662     29,574,530     30,227,192
SAST Equity Opportunities Portfolio
  Class 2                                     5,167,986        --       5,167,986   52,787      5,115,199      5,167,986
SAST Equity Opportunities Portfolio
  Class 3                                    49,332,950      (159)     49,332,791   57,413     49,275,378     49,332,791
SAST Aggressive Growth Portfolio Class 1     26,032,746    23,969      26,056,715  617,980     25,438,735     26,056,715
SAST Aggressive Growth Portfolio Class 2      3,224,586        --       3,224,586       --      3,224,586      3,224,586
SAST Aggressive Growth Portfolio Class 3     24,985,931       (60)     24,985,871       --     24,985,871     24,985,871
SAST International Growth and Income
  Portfolio Class 1                          36,279,455     2,507      36,281,962  654,847     35,627,115     36,281,962
SAST International Growth and Income
  Portfolio Class 2                           6,596,215        --       6,596,215   65,117      6,531,098      6,596,215
SAST International Growth and Income
  Portfolio Class 3                         147,421,379    (1,410)    147,419,969   63,488    147,356,481    147,419,969
SAST Emerging Markets Portfolio Class 1      25,775,802       985      25,776,787  155,899     25,620,888     25,776,787
SAST Emerging Markets Portfolio Class 2       5,057,165        --       5,057,165   25,499      5,031,666      5,057,165
SAST Emerging Markets Portfolio Class 3     135,204,653      (956)    135,203,697   65,794    135,137,903    135,203,697
SAST SunAmerica Dynamic Strategy
  Portfolio Class 3                       4,390,070,988    (8,443)  4,390,062,545   28,451  4,390,034,094  4,390,062,545
SAST Real Estate Portfolio Class 1           32,648,281     6,478      32,654,759  273,495     32,381,264     32,654,759
SAST Real Estate Portfolio Class 2            8,406,601        --       8,406,601   54,863      8,351,738      8,406,601
SAST Real Estate Portfolio Class 3          226,548,223    (1,908)    226,546,315  185,557    226,360,758    226,546,315
SAST Dogs of Wall Street Portfolio
  Class 1                                    26,670,331        --      26,670,331  488,145     26,182,186     26,670,331
SAST Dogs of Wall Street Portfolio
  Class 2                                     6,948,652        --       6,948,652  121,758      6,826,894      6,948,652
SAST Dogs of Wall Street Portfolio
  Class 3                                    90,757,972     3,134      90,761,106   13,434     90,747,672     90,761,106
SAST Balanced Portfolio Class 1              46,621,722       137      46,621,859  902,958     45,718,901     46,621,859
SAST Balanced Portfolio Class 2               8,843,955        --       8,843,955  128,413      8,715,542      8,843,955
SAST Balanced Portfolio Class 3              95,948,475      (248)     95,948,227   38,359     95,909,868     95,948,227
SST Allocation Balanced Portfolio Class
  3                                         144,673,730      (310)    144,673,420       --    144,673,420    144,673,420
SST Allocation Moderate Portfolio Class
  3                                         191,994,081      (817)    191,993,264  195,165    191,798,099    191,993,264
SST Allocation Moderate Growth
  Portfolio Class 3                         208,055,311    16,290     208,071,601       --    208,071,601    208,071,601
SST Allocation Growth Portfolio Class 3      27,807,755       (57)     27,807,698       --     27,807,698     27,807,698
SST Real Return Portfolio Class 3           310,992,551    (1,970)    310,990,581   33,002    310,957,579    310,990,581

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2014

                                 A            B            A+B=C           D              E             F            C+D+E+F
                                        Mortality and                                               Net change      Increase
                                         expense risk                               Capital gain  in unrealized    (decrease)
                             Dividends       and            Net       Net realized  distributions  appreciation   in net assets
                            from mutual administrative  investment   gain (loss) on  from mutual  (depreciation)    resulting
Sub-accounts                   funds       charges     income (loss)  investments       funds     of investments from operations
------------                ----------- -------------- ------------- -------------- ------------- -------------- ---------------
Lord Abbett Growth and
  Income Portfolio Class VC $1,695,666   $(3,985,477)   $(2,289,811)  $15,326,219    $        --   $  1,332,141   $ 14,368,549
AFIS--Capital Income
  Builder                           --            --             --            --             --            (49)           (49)
American Funds Growth-
  Income Fund Class 2        4,130,299    (5,248,204)    (1,117,905)   21,981,217     16,232,165     (8,565,255)    28,530,222
American Funds Growth-
  Income Fund Class 3        2,464,158    (2,464,027)           131     7,267,273      9,150,012        334,865     16,752,281
American Funds Growth Fund
  Class 2                    2,399,085    (5,001,673)    (2,602,588)   20,046,816     15,574,838    (12,493,749)    20,525,317
American Funds Growth Fund
  Class 3                    2,018,420    (2,735,478)      (717,058)    6,603,650     10,175,685     (1,589,659)    14,472,618
American Funds High-
  Income Bond Fund Class 3     965,693      (237,102)       728,591       115,110             --       (918,950)       (75,249)
Lord Abbett Mid Cap Stock
  Portfolio Class VC            99,447      (364,431)      (264,984)    1,577,260             --        885,434      2,197,710
American Funds Asset
  Allocation Fund Class 2    1,068,655    (1,155,027)       (86,372)    3,670,784      3,731,393     (4,502,792)     2,813,013
American Funds Asset
  Allocation Fund Class 3      609,201      (536,690)        72,511     1,633,829      2,002,034     (2,061,501)     1,646,873
American Funds Global
  Growth Fund Class 2        2,614,658    (3,687,434)    (1,072,776)   12,385,699     23,316,008    (33,237,735)     1,391,196
American Funds Cash
  Management Fund Class 3           --       (98,626)       (98,626)      (23,807)            --        (10,552)      (132,985)
American Funds
  International Fund Class
  3                            585,407      (557,967)        27,440       783,832             --     (2,380,325)    (1,569,053)
American Funds US
  Government AAA-Rated
  Securities Fund Class 3      142,367      (172,490)       (30,123)      (62,602)            --        597,988        505,263
Principal Equity Income
  Account Class 1              410,541      (252,232)       158,309       629,595             --      1,027,307      1,815,211
Principal Equity Income
  Account Class 2              227,854      (165,631)        62,223       389,953             --        614,304      1,066,480
Principal LargeCap Blend
  Account II Class 1            22,996       (27,133)        (4,137)       64,881             --        112,723        173,467
Principal LargeCap Blend
  Account II Class 2             6,892       (10,338)        (3,446)       21,451             --         38,542         56,547
Principal LargeCap Growth
  Account Class 1                4,862       (13,080)        (8,218)       26,630             --         55,492         73,904
Principal LargeCap Growth
  Account Class 2                1,560        (7,580)        (6,020)       42,963             --          5,392         42,335
Principal Income Account
  Class 1                      252,071       (83,300)       168,771        91,919             --        (26,215)       234,475
Principal Income Account
  Class 2                      117,475       (45,359)        72,116        38,660             --         (4,631)       106,145
Principal Diversified
  International Account
  Class 1                       29,351       (19,226)        10,125        30,311             --        (96,967)       (56,531)
Principal Diversified
  International Account
  Class 2                        8,992        (7,800)         1,192        22,051             --        (46,736)       (23,493)
Principal Money Market
  Account Class 1                   --       (18,653)       (18,653)           --             --             --        (18,653)
Principal Money Market
  Account Class 2                   --       (11,741)       (11,741)           --             --             --        (11,741)
Principal Real Estate
  Securities Account Class
  1                              9,539        (8,418)         1,121        48,046             --        107,954        157,121
Principal Real Estate
  Securities Account Class
  2                              3,650        (4,323)          (673)       16,868             --         56,702         72,897
Principal SAM Balanced
  Portfolio Class 1          1,167,726      (655,751)       511,975     1,486,240      6,025,723     (5,827,823)     2,196,115
Principal SAM Balanced
  Portfolio Class 2            937,503      (608,761)       328,742     1,319,612      5,317,118     (5,151,320)     1,814,152
Principal SAM Conservative
  Balanced Portfolio Class
  1                            128,907       (63,525)        65,382       184,603        366,316       (427,711)       188,590
Principal SAM Conservative
  Balanced Portfolio Class
  2                            152,008       (88,217)        63,791       145,263        469,886       (450,459)       228,481
Principal SAM Conservative
  Growth Portfolio Class 1     378,973      (328,690)        50,283     1,007,346      2,537,186     (2,392,268)     1,202,547
Principal SAM Conservative
  Growth Portfolio Class 2     348,358      (348,386)           (28)    1,063,220      2,663,175     (2,596,273)     1,130,094
Principal SAM Flexible
  Income Portfolio Class 1     297,650      (123,858)       173,792       187,728        460,219       (452,029)       369,710
Principal SAM Flexible
  Income Portfolio Class 2     272,762      (130,706)       142,056       148,427        453,619       (401,948)       342,154
Principal SAM Strategic
  Growth Portfolio Class 1      78,138       (79,858)        (1,720)      562,332        828,627     (1,035,536)       353,703
Principal SAM Strategic
  Growth Portfolio Class 2     122,968      (148,864)       (25,896)      315,876      1,513,023     (1,219,258)       583,745
Principal Short-Term
  Income Account Class 1        13,611       (12,487)         1,124         6,747             --         (5,727)         2,144
Principal Short-Term
  Income Account Class 2        10,806       (12,671)        (1,865)        1,043             --         (3,927)        (4,749)
Principal SmallCap Growth
  Account II Class 1                --        (8,817)        (8,817)       50,209             --        (17,600)        23,792
Principal SmallCap Growth
  Account II Class 2                --        (4,144)        (4,144)        8,534             --          8,086         12,476
Principal SmallCap Value
  Account I Class 1              1,701        (3,331)        (1,630)       34,492         24,079        (50,051)         6,890
Principal SmallCap Value
  Account I Class 2                874        (2,038)        (1,164)        6,017         14,126        (12,512)         6,467
Principal Government &
  High Quality Bond Class 1    118,222       (48,581)        69,641         8,914             --         31,063        109,618
Principal Government &
  High Quality Bond Class 2     29,927       (13,989)        15,938         2,190             --          8,830         26,958
Principal PVC Capital
  Appreciation Account
  Class 1                      317,837      (148,645)       169,192       165,952      1,610,290       (896,452)     1,048,982
Principal PVC Principal
  Capital Appreciation
  Account Class 2               54,311       (30,093)        24,218        22,258        296,342       (159,451)       183,367
Principal PVC MidCap Blend
  Acct Class 1                  11,305       (33,093)       (21,788)      116,262        196,426        (59,648)       231,252
Principal PVC MidCap Blend
  Acct Class 2                   2,029       (11,284)        (9,255)       22,573         62,517         (2,037)        73,798
Columbia VP Income
  Opportunities Fund Class
  1                                 --      (284,507)      (284,507)     (152,039)            --        878,761        442,215
Columbia VP Asset
  Allocation Fund Class 1       20,213       (12,226)         7,987        17,309         18,003         21,114         64,413
Columbia VP -Dividend
  Opportunity Fund Class 1          --       (36,146)       (36,146)      142,288             --         83,734        189,876
Columbia VP Mid Cap Growth
  Opportunity Fund Class 1          --        (7,388)        (7,388)        5,970             --         27,064         25,646
Columbia VP Small Company
  Growth Fund Class 1               --       (14,387)       (14,387)       42,233         16,243       (110,184)       (66,095)
Invesco VI American
  Franchise Fund Series II          --      (313,173)      (313,173)    2,216,038             --       (618,684)     1,284,181
Invesco VI Comstock Fund
  Series II                  4,061,068    (5,838,246)    (1,777,178)   25,885,065             --      2,682,489     26,790,376
Invesco VI Growth and
  Income Fund Series II      7,921,556    (8,427,219)      (505,663)   33,091,059     61,894,548    (51,860,485)    42,619,459
Ivy Funds VIP Asset
  Strategy                          --            --             --            --             --            (86)           (86)
Franklin Income Securities
  Fund Class 2               8,119,123    (2,515,692)     5,603,431     3,339,720             --     (4,552,955)     4,390,196
Franklin Strategic Income
  VIP Fund                          --            --             --            --             --             --             --
Franklin Templeton VIP
  Founding Funds
  Allocations Fund Class 2   1,526,544      (864,591)       661,953       692,390         46,563       (813,380)       587,526
Columbia VP Marsico
  Focused Equities Fund
  Class 1                      155,066      (511,797)      (356,731)      970,230      4,988,687     (2,464,017)     3,138,169
Columbia VP Marsico 21st
  Century Fund Class 1              --       (17,683)       (17,683)       39,587         48,177          8,294         78,375
Columbia VP Marsico Growth
  Fund Class 1                   4,634       (34,273)       (29,639)      164,307        314,498       (292,133)       157,033
Columbia VP Marsico
  International
  Opportunities Fund Class
  2                                495       (29,254)       (28,759)       72,448             --       (181,797)      (138,108)
Sterling Capital Select
  Equity VIF                    18,721       (15,006)         3,715        51,452             --        (36,813)        18,354
Sterling Capital Special
  Opportunities VIF              5,027      (165,162)      (160,135)      731,603      1,315,173       (491,915)     1,394,726
Sterling Capital Total
  Return Bond VIF              195,582       (95,367)       100,215       (69,983)        76,132        125,541        231,905
AST Growth Portfolio Class
  1                            458,872    (1,280,650)      (821,778)    5,677,808             --       (249,382)     4,606,648
AST Growth Portfolio Class
  2                             95,060      (379,234)      (284,174)    1,794,339             --       (173,876)     1,336,289
AST Growth Portfolio Class
  3                            328,286    (1,722,662)    (1,394,376)    7,193,955             --        (33,503)     5,766,076
AST Government and Quality
  Bond Portfolio Class 1     1,573,097    (1,307,708)       265,389        (5,945)            --      2,782,282      3,041,726
AST Government and Quality
  Bond Portfolio Class 2       660,892      (623,096)        37,796       (26,124)            --      1,331,964      1,343,636
AST Government and Quality
  Bond Portfolio Class 3     9,527,250    (9,144,777)       382,473    (1,907,707)            --     20,242,413     18,717,179
AST Capital Appreciation
  Portfolio Class 1                 --    (4,638,326)    (4,638,326)   13,686,473     51,698,584    (22,437,345)    38,309,386
AST Capital Appreciation
  Portfolio Class 2                 --      (809,732)      (809,732)    3,613,647      8,898,497     (5,235,643)     6,466,769
AST Capital Appreciation
  Portfolio Class 3                 --    (7,080,725)    (7,080,725)   27,375,201     79,976,562    (44,473,242)    55,797,796
AST Natural Resources
  Portfolio Class 1            436,683      (626,395)      (189,712)   (3,064,535)            --     (4,399,920)    (7,654,167)
AST Natural Resources
  Portfolio Class 2             86,719      (154,442)       (67,723)     (659,627)            --     (1,078,859)    (1,806,209)
AST Natural Resources
  Portfolio Class 3            772,281    (1,582,268)      (809,987)   (7,076,520)            --    (11,151,065)   (19,037,572)
SAST Small Company Value
  Portfolio Class 3            150,162    (3,143,946)    (2,993,784)   14,635,105      6,631,883    (21,416,668)    (3,143,464)

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS - CONTINUED

                              A            B            A+B=C            D              E             F           C+D+E+F
                                     Mortality and
                                        expense                                                   Net change      Increase
                                          risk                                    Capital gain  in unrealized    (decrease)
                          Dividends       and                       Net realized  distributions  appreciation  in net assets
                         from mutual administrative Net investment gain (loss) on  from mutual  (depreciation) resulting from
Sub-accounts                funds       charges     income (loss)   investments       funds     of investments   operations
------------             ----------- -------------- -------------- -------------- ------------- -------------- --------------
SAST Mid-Cap Growth
  Portfolio Class 1      $        --  $   (594,138)  $   (594,138)  $ 3,663,775    $ 3,065,362   $ (2,627,687)  $  3,507,312
SAST Mid-Cap Growth
  Portfolio Class 2               --      (265,020)      (265,020)    2,038,010      1,361,144     (1,613,262)     1,520,872
SAST Mid-Cap Growth
  Portfolio Class 3               --    (1,868,341)    (1,868,341)   11,122,216     10,003,907     (8,734,652)    10,523,130
SAST Capital Growth
  Portfolio Class 1            4,861       (83,467)       (78,606)      372,359             --         72,872        366,625
SAST Capital Growth
  Portfolio Class 2               --       (27,057)       (27,057)      242,137             --       (131,517)        83,563
SAST Capital Growth
  Portfolio Class 3               --      (722,550)      (722,550)    3,423,831             --        157,051      2,858,332
SAST Blue Chip Growth
  Portfolio Class 1            3,884      (120,745)      (116,861)      431,567        397,940        (44,668)       667,978
SAST Blue Chip Growth
  Portfolio Class 2               --       (44,203)       (44,203)      247,267        123,210        (57,388)       268,886
SAST Blue Chip Growth
  Portfolio Class 3               --    (1,269,412)    (1,269,412)    4,597,614      3,799,169        775,072      7,902,443
SAST Growth
  Opportunities
  Portfolio Class 1               --      (151,688)      (151,688)    1,055,700      1,174,824     (1,951,631)       127,205
SAST Growth
  Opportunities
  Portfolio Class 2               --       (56,707)       (56,707)      240,923        460,063       (596,167)        48,112
SAST Growth
  Opportunities
  Portfolio Class 3               --    (2,658,584)    (2,658,584)   12,282,990     22,795,753    (29,548,125)     2,872,034
SAST Technology
  Portfolio Class 1               --      (145,929)      (145,929)      565,615             --      1,550,565      1,970,251
SAST Technology
  Portfolio Class 2               --       (46,943)       (46,943)      271,293             --        385,198        609,548
SAST Technology
  Portfolio Class 3               --      (420,135)      (420,135)    2,636,327             --      3,226,336      5,442,528
SAST Marsico Focused
  Growth Portfolio
  Class 1                      1,222      (247,527)      (246,305)    2,125,186        949,257     (1,475,875)     1,352,263
SAST Marsico Focused
  Growth Portfolio
  Class 2                         --      (215,123)      (215,123)    1,358,799        831,499       (753,639)     1,221,536
SAST Marsico Focused
  Growth Portfolio
  Class 3                         --    (1,747,784)    (1,747,784)    7,448,687      6,921,199     (2,544,523)    10,077,579
SAST Small & Mid Cap
  Value Portfolio Class
  2                          117,804      (289,042)      (171,238)    1,766,355      2,646,501     (2,967,141)     1,274,477
SAST Small & Mid Cap
  Value Portfolio Class
  3                        2,880,993    (7,685,330)    (4,804,337)   35,016,148     74,036,956    (69,566,886)    34,681,881
SAST Foreign Value
  Portfolio Class 2          224,139      (341,973)      (117,834)    1,036,238             --     (2,670,900)    (1,752,496)
SAST Foreign Value
  Portfolio Class 3        4,914,237    (7,727,808)    (2,813,571)   15,276,408             --    (54,225,681)   (41,762,844)
SAST VCP Value
  Portfolio Class 3        1,871,108    (1,814,330)        56,778       292,684      2,777,894      4,948,764      8,076,120
SAST VCP Total Return
  Balanced Portfolio
  Class 3                         --    (1,698,863)    (1,698,863)      106,557      6,386,965        388,969      5,183,628
SAST Protected Asset
  Allocation SAST
  Portfolio Class 3          826,320    (2,638,784)    (1,812,464)      387,004         11,237      3,935,354      2,521,131
SAST American Funds
  Growth Portfolio
  Class 3                  1,782,940    (4,649,367)    (2,866,427)   19,422,392      1,600,345        676,013     18,832,323
SAST American Funds
  Global Growth
  Portfolio Class 3        4,003,455    (6,782,203)    (2,778,748)   20,477,398     14,368,332    (30,453,192)     1,613,790
SAST American Funds
  Growth-Income
  Portfolio Class 3        2,333,404    (3,751,567)    (1,418,163)   16,615,305      2,067,790      2,609,188     19,874,120
SAST American Funds
  Asset Allocation
  Portfolio Class 3        1,616,701    (2,418,152)      (801,451)    8,949,785      2,947,701     (5,575,799)     5,520,236
SAST Cash Management
  Portfolio Class 1               --      (620,964)      (620,964)     (151,123)            --         36,562       (735,525)
SAST Cash Management
  Portfolio Class 2               --      (186,629)      (186,629)      (81,778)            --         30,083       (238,324)
SAST Cash Management
  Portfolio Class 3               --    (2,383,022)    (2,383,022)     (842,270)            --         20,871     (3,204,421)
SAST Corporate Bond
  Portfolio Class 1        2,628,195    (1,163,945)     1,464,250     1,901,454        198,814       (268,496)     3,296,022
SAST Corporate Bond
  Portfolio Class 2          738,975      (352,778)       386,197       509,755         58,721        (30,020)       924,653
SAST Corporate Bond
  Portfolio Class 3       21,225,266   (10,059,746)    11,165,520     6,208,212      1,721,253      5,716,032     24,811,017
SAST Global Bond
  Portfolio Class 1               --      (508,552)      (508,552)     (395,207)            --        399,696       (504,063)
SAST Global Bond
  Portfolio Class 2               --      (130,486)      (130,486)     (179,145)            --        175,944       (133,687)
SAST Global Bond
  Portfolio Class 3               --    (3,375,355)    (3,375,355)   (3,460,034)            --      2,359,333     (4,476,056)
SAST High-Yield Bond
  Portfolio Class 1        2,660,546      (906,702)     1,753,844     2,515,282             --     (4,352,861)       (83,735)
SAST High-Yield Bond
  Portfolio Class 2          576,819      (195,481)       381,338       451,848             --       (876,907)       (43,721)
SAST High-Yield Bond
  Portfolio Class 3        6,336,391    (2,217,089)     4,119,302     3,750,060             --     (8,751,898)      (882,536)
AST Asset Allocation
  Portfolio Class 1        2,750,267    (1,775,234)       975,033     4,205,081      3,094,805     (1,668,472)     6,606,447
AST Asset Allocation
  Portfolio Class 2          165,162      (127,964)        37,198       814,862        199,628       (628,325)       423,363
AST Asset Allocation
  Portfolio Class 3          811,336      (580,695)       230,641     1,685,891      1,001,577       (935,975)     1,982,134
SAST Growth-Income
  Portfolio Class 1        1,746,802    (2,181,688)      (434,886)    7,621,502      5,188,570      4,281,108     16,656,294
SAST Growth-Income
  Portfolio Class 2          105,433      (159,102)       (53,669)      961,018        357,950       (125,006)     1,140,293
SAST Growth-Income
  Portfolio Class 3        1,305,744    (1,842,785)      (537,041)    6,264,484      4,491,946      3,642,266     13,861,655
SAST Global Equities
  Portfolio Class 1          347,532      (783,410)      (435,878)    2,205,435             --       (430,783)     1,338,774
SAST Global Equities
  Portfolio Class 2           26,072       (75,728)       (49,656)      141,507             --         28,739        120,590
SAST Global Equities
  Portfolio Class 3          166,661      (548,438)      (381,777)    2,075,151             --       (891,421)       801,953
SAST Alliance Growth
  Portfolio Class 1               --    (2,675,663)    (2,675,663)    8,967,274             --     14,160,860     20,452,471
SAST Alliance Growth
  Portfolio Class 2               --      (334,023)      (334,023)    2,344,372             --        443,972      2,454,321
SAST Alliance Growth
  Portfolio Class 3               --    (1,743,275)    (1,743,275)   12,370,741             --      1,808,683     12,436,149
SAST MFS Massachusetts
  Investors Trust
  Portfolio Class 1          310,510      (841,026)      (530,516)    3,491,811      2,091,470       (240,673)     4,812,092
SAST MFS Massachusetts
  Investors Trust
  Portfolio Class 2           45,809      (178,315)      (132,506)    1,055,472        424,749       (374,931)       972,784
SAST MFS Massachusetts
  Investors Trust
  Portfolio Class 3          986,997    (4,355,019)    (3,368,022)   18,615,141     10,754,653     (2,086,729)    23,915,043
SAST Fundamental Growth
  Portfolio Class 1               --      (685,421)      (685,421)    1,428,853             --      1,790,739      2,534,171
SAST Fundamental Growth
  Portfolio Class 2               --       (44,083)       (44,083)      200,508             --         (8,574)       147,851
SAST Fundamental Growth
  Portfolio Class 3               --    (1,206,294)    (1,206,294)    6,300,826             --     (1,043,373)     4,051,159
SAST Dynamic Allocation
  Portfolio Class 3       37,081,719   (93,282,892)   (56,201,173)    6,064,663     47,794,998    178,209,212    175,867,700
SAST International
  Diversified Equities
  Portfolio Class 1          598,940      (597,747)         1,193       413,189             --     (4,237,688)    (3,823,306)
SAST International
  Diversified Equities
  Portfolio Class 2          219,469      (249,765)       (30,296)      752,032             --     (2,286,248)    (1,564,512)
SAST International
  Diversified Equities
  Portfolio Class 3        1,990,666    (2,417,899)      (427,233)    3,840,350             --    (18,552,638)   (15,139,521)
SAST Davis Venture
  Value Portfolio Class
  1                        2,498,697    (6,208,578)    (3,709,881)   16,742,519     35,398,463    (28,589,806)    19,841,295
SAST Davis Venture
  Value Portfolio Class
  2                          265,410      (916,290)      (650,880)    2,948,302      5,073,862     (4,619,623)     2,751,661
SAST Davis Venture
  Value Portfolio Class
  3                        1,825,704    (7,759,301)    (5,933,597)   16,966,203     43,525,889    (31,774,463)    22,784,032
SAST MFS Total Return
  Portfolio Class 1        2,897,030    (2,144,008)       753,022     4,825,223             --      3,584,123      9,162,368
SAST MFS Total Return
  Portfolio Class 2          775,654      (644,185)       131,469     1,630,677             --        848,916      2,611,062
SAST MFS Total Return
  Portfolio Class 3        3,644,869    (3,154,807)       490,062     8,733,129             --      3,068,825     12,292,016
SAST Total Return Bond
  Portfolio Class 1          660,430      (807,495)      (147,065)      550,501             --      1,309,531      1,712,967
SAST Total Return Bond
  Portfolio Class 2          138,438      (211,726)       (73,288)       48,087             --        443,513        418,312
SAST Total Return Bond
  Portfolio Class 3        8,023,788   (11,915,372)    (3,891,584)      387,711             --     26,033,492     22,529,619
SAST Telecom Utility
  Portfolio Class 1          457,416      (260,217)       197,199       891,768             --        658,548      1,747,515
SAST Telecom Utility
  Portfolio Class 2           48,915       (32,930)        15,985       159,520             --         32,114        207,619
SAST Telecom Utility
  Portfolio Class 3          611,385      (401,226)       210,159     1,885,330             --        351,336      2,446,825
SAST Equity
  Opportunities
  Portfolio Class 1          120,559      (469,176)      (348,617)    1,862,931             --      1,038,475      2,552,789
SAST Equity
  Opportunities
  Portfolio Class 2           14,688       (85,084)       (70,396)      568,124             --        (50,883)       446,845
SAST Equity
  Opportunities
  Portfolio Class 3           87,860      (686,253)      (598,393)    3,583,044             --        584,304      3,568,955
SAST Aggressive Growth
  Portfolio Class 1               --      (431,859)      (431,859)    1,953,284             --     (2,197,541)      (676,116)
SAST Aggressive Growth
  Portfolio Class 2               --       (53,545)       (53,545)      220,996             --       (220,591)       (53,140)
SAST Aggressive Growth
  Portfolio Class 3               --      (403,305)      (403,305)    3,137,086             --     (3,163,486)      (429,705)
SAST International
  Growth and Income
  Portfolio Class 1          741,321      (647,247)        94,074      (392,745)            --     (4,207,360)    (4,506,031)
SAST International
  Growth and Income
  Portfolio Class 2          123,070      (120,755)         2,315       154,681             --       (988,936)      (831,940)
SAST International
  Growth and Income
  Portfolio Class 3        2,384,391    (2,532,575)      (148,184)    5,857,072             --    (23,314,955)   (17,606,067)

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS - CONTINUED

                              A            B            A+B=C           D             E             F           C+D+E+F
                                     Mortality and                                                             Increase
                                        expense                                                 Net change    (decrease)
                                          risk                     Net realized Capital gain  in unrealized  in net assets
                          Dividends       and       Net investment gain (loss)  distributions  appreciation    resulting
                         from mutual administrative     income          on       from mutual  (depreciation)     from
Sub-accounts                funds       charges         (loss)     investments      funds     of investments  operations
------------             ----------- -------------- -------------- ------------ ------------- -------------- -------------
SAST Emerging Markets
  Portfolio Class 1      $   357,933  $   (447,381)  $    (89,448) $   985,464   $        --   $ (3,019,889) $ (2,123,873)
SAST Emerging Markets
  Portfolio Class 2           59,589       (87,321)       (27,732)      90,799            --       (481,582)     (418,515)
SAST Emerging Markets
  Portfolio Class 3        1,453,991    (2,246,684)      (792,693)   2,698,285            --    (12,548,278)  (10,642,686)
SAST SunAmerica Dynamic
  Strategy Portfolio
  Class 3                 14,914,325   (47,552,410)   (32,638,085)   3,454,345       723,995    122,508,101    94,048,356
SAST Real Estate
  Portfolio Class 1          420,738      (475,523)       (54,785)   1,791,505     2,541,050      3,310,271     7,588,041
SAST Real Estate
  Portfolio Class 2           99,304      (135,671)       (36,367)     855,374       683,209        598,005     2,100,221
SAST Real Estate
  Portfolio Class 3        2,582,294    (3,773,711)    (1,191,417)  28,939,780    19,258,221     11,962,875    58,969,459
SAST Dogs of Wall
  Street Portfolio
  Class 1                    379,341      (417,995)       (38,654)   2,487,320     1,072,769     (1,155,511)    2,365,924
SAST Dogs of Wall
  Street Portfolio
  Class 2                     89,499      (116,266)       (26,767)     984,739       284,584       (622,182)      620,374
SAST Dogs of Wall
  Street Portfolio
  Class 3                  1,090,348    (1,296,164)      (205,816)   6,043,115     3,489,299     (2,284,050)    7,042,548
SAST Balanced Portfolio
  Class 1                    642,104      (703,235)       (61,131)   1,688,627            --      2,662,948     4,290,444
SAST Balanced Portfolio
  Class 2                    108,126      (139,377)       (31,251)     510,245            --        322,872       801,866
SAST Balanced Portfolio
  Class 3                  1,053,905    (1,348,560)      (294,655)   4,418,818            --      3,776,588     7,900,751
SST Allocation Balanced
  Portfolio Class 3        1,706,208    (2,177,446)      (471,238)   2,912,165     8,904,128     (6,166,986)    5,178,069
SST Allocation Moderate
  Portfolio Class 3        2,082,157    (2,872,682)      (790,525)   3,463,059     4,525,078       (421,701)    6,775,911
SST Allocation Moderate
  Growth Portfolio
  Class 3                  2,037,772    (3,178,947)    (1,141,175)   4,736,201            --      3,507,181     7,102,207
SST Allocation Growth
  Portfolio Class 3          177,398      (418,855)      (241,457)   2,000,272            --       (950,283)      808,532
SST Real Return
  Portfolio Class 3               --    (4,730,675)    (4,730,675)    (381,598)           --      5,335,384       223,111

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULES OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2014

                                                                             Net Asset
                                                                             Value Per Value of Shares Cost of Shares
Sub-accounts                                                        Shares     Share    at Fair Value       Held      Level /(1)/
------------                                                      ---------- --------- --------------- -------------- ----------
Lord Abbett Growth and Income Portfolio Class VC                   6,834,901  $35.54    $242,912,379    $162,126,806      1
AFIS--Capital Income Builder                                             703    9.80           6,886           6,935      1
American Funds Growth-Income Fund Class 2                          6,114,940   52.41     320,483,990     227,135,504      1
American Funds Growth-Income Fund Class 3                          3,488,878   52.82     184,282,552     139,789,430      1
American Funds Growth Fund Class 2                                 3,817,435   79.84     304,784,039     214,134,236      1
American Funds Growth Fund Class 3                                 2,580,988   80.48     207,717,875     155,996,932      1
American Funds High-Income Bond Fund Class 3                       1,514,443   10.57      16,007,664      16,986,527      1
Lord Abbett Mid Cap Stock Portfolio Class VC                         885,359   26.02      23,037,030      14,825,083      1
American Funds Asset Allocation Fund Class 2                       3,250,191   22.06      71,699,208      54,796,601      1
American Funds Asset Allocation Fund Class 3                       1,780,409   22.25      39,614,090      30,995,493      1
American Funds Global Growth Fund Class 2                          8,081,215   27.30     220,617,164     177,393,727      1
American Funds Cash Management Fund Class 3                          679,389   11.16       7,581,985       7,609,425      1
American Funds International Fund Class 3                          1,877,483   20.38      38,263,106      35,611,424      1
American Funds US Government AAA-Rated Securities Fund Class 3     1,040,860   12.43      12,937,888      13,037,601      1
Principal Equity Income Account Class 1                              739,748   23.12      17,102,964      12,581,094      1
Principal Equity Income Account Class 2                              459,609   22.96      10,552,625       7,015,722      1
Principal LargeCap Blend Account II Class 1                          170,592   11.09       1,891,862       1,226,239      1
Principal LargeCap Blend Account II Class 2                           59,135   11.14         658,762         423,714      1
Principal LargeCap Growth Account Class 1                             36,891   24.60         907,530         610,625      1
Principal LargeCap Growth Account Class 2                             17,825   24.53         437,242         248,109      1
Principal Income Account Class 1                                     485,240   10.78       5,230,887       4,964,402      1
Principal Income Account Class 2                                     260,214   10.73       2,792,095       2,590,064      1
Principal Diversified International Account Class 1                   82,160   14.08       1,156,814         912,136      1
Principal Diversified International Account Class 2                   30,729   14.19         436,042         355,882      1
Principal Money Market Account Class 1                             1,055,428    1.00       1,055,428       1,055,428      1
Principal Money Market Account Class 2                               601,677    1.00         601,677         601,678      1
Principal Real Estate Securities Account Class 1                      26,932   22.33         601,392         364,332      1
Principal Real Estate Securities Account Class 2                      12,955   22.45         290,847         163,778      1
Principal SAM Balanced Portfolio Class 1                           2,394,522   16.51      39,533,551      35,485,030      1
Principal SAM Balanced Portfolio Class 2                           2,219,363   16.37      36,330,970      33,060,489      1
Principal SAM Conservative Balanced Portfolio Class 1                305,415   12.60       3,848,231       3,467,802      1
Principal SAM Conservative Balanced Portfolio Class 2                410,319   12.48       5,120,776       4,675,265      1
Principal SAM Conservative Growth Portfolio Class 1                1,073,968   19.02      20,426,876      16,719,685      1
Principal SAM Conservative Growth Portfolio Class 2                1,094,543   18.82      20,599,308      17,736,496      1
Principal SAM Flexible Income Portfolio Class 1                      590,318   13.22       7,804,004       7,148,710      1
Principal SAM Flexible Income Portfolio Class 2                      605,620   13.12       7,945,734       7,280,334      1
Principal SAM Strategic Growth Portfolio Class 1                     225,221   21.00       4,729,638       4,105,496      1
Principal SAM Strategic Growth Portfolio Class 2                     431,910   20.80       8,983,731       7,517,669      1
Principal Short-Term Income Account Class 1                          307,145    2.59         795,506         782,574      1
Principal Short-Term Income Account Class 2                          299,301    2.58         772,195         755,073      1
Principal SmallCap Growth Account II Class 1                          27,928   19.55         545,987         279,911      1
Principal SmallCap Growth Account II Class 2                          14,146   19.16         271,033         147,938      1
Principal SmallCap Value Account I Class 1                             9,028   20.59         185,882         132,263      1
Principal SmallCap Value Account I Class 2                             6,679   20.45         136,579         108,021      1
Principal Government & High Quality Bond Class 1                     296,916   10.44       3,099,798       3,072,582      1
Principal Government & High Quality Bond Class 2                      81,757   10.45         854,357         845,847      1
Principal PVC Capital Appreciation Account Class 1                   453,526   22.31      10,118,157       9,762,958      1
Principal PVC Principal Capital Appreciation Account Class 2          86,114   22.11       1,903,974       1,808,856      1
Principal PVC MidCap Blend Acct Class 1                               36,597   60.79       2,224,710       1,406,349      1
Principal PVC MidCap Blend Acct Class 2                               12,140   60.54         734,929         446,320      1
Columbia VP Income Opportunities Fund Class 1                      1,753,534    9.06      15,887,022      16,118,313      1
Columbia VP Asset Allocation Fund Class 1                             51,287   15.79         809,820         576,692      1
Columbia VP -Dividend Opportunity Fund Class 1                       109,353   19.99       2,185,966       1,412,080      1
Columbia VP Mid Cap Growth Opportunity Fund Class 1                   23,835   19.41         462,634         367,450      1
Columbia VP Small Company Growth Fund Class 1                         54,417   17.04         927,272         583,435      1
Invesco VI American Franchise Fund Series II                         370,946   53.63      19,893,828      12,254,832      1
Invesco VI Comstock Fund Series II                                19,333,199   19.08     368,877,440     230,846,905      1
Invesco VI Growth and Income Fund Series II                       20,877,642   25.09     523,820,045     399,987,562      1
Ivy Funds VIP Asset Strategy                                             949   10.87          10,317          10,403      1
Franklin Income Securities Fund Class 2                           10,324,619   16.00     165,193,905     157,044,414      1
Franklin Strategic Income VIP Fund                                       901   11.55          10,403          10,403      1
Franklin Templeton VIP Founding Funds Allocations Fund Class 2     7,661,865    7.42      56,851,035      55,073,275      1
Columbia VP Marsico Focused Equities Fund Class 1                  1,712,237   18.20      31,162,717      27,902,617      1
Columbia VP Marsico 21st Century Fund Class 1                         64,298   17.53       1,127,137         719,502      1
Columbia VP Marsico Growth Fund Class 1                               75,303   28.01       2,109,250       1,481,856      1
Columbia VP Marsico International Opportunities Fund Class 2         100,795   17.61       1,775,008       1,238,797      1
Sterling Capital Select Equity VIF                                    81,618   10.71         874,124         665,504      1
Sterling Capital Special Opportunities VIF                           513,358   19.10       9,805,129       8,249,177      1
Sterling Capital Total Return Bond VIF                               605,487    9.85       5,964,052       6,320,129      1
AST Growth Portfolio Class 1                                       2,557,205   31.36      80,187,685      49,182,248      1
AST Growth Portfolio Class 2                                         729,917   31.36      22,890,888      15,213,297      1
AST Growth Portfolio Class 3                                       3,306,759   31.30     103,500,745      68,012,831      1
AST Government and Quality Bond Portfolio Class 1                  5,331,332   15.18      80,939,665      80,367,921      1
AST Government and Quality Bond Portfolio Class 2                  2,427,203   15.19      36,871,796      36,652,217      1
AST Government and Quality Bond Portfolio Class 3                 36,747,690   15.13     556,012,537     557,188,061      1
AST Capital Appreciation Portfolio Class 1                         6,412,661   47.38     303,804,254     248,232,117      1

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULES OF PORTFOLIO INVESTMENTS - CONTINUED

                                                                        Net Asset
                                                                        Value Per Value of Shares at    Cost of
Sub-accounts                                                  Shares      Share       Fair Value      Shares Held   Level /(1)/
------------                                                ----------- --------- ------------------ -------------- ----------
AST Capital Appreciation Portfolio Class 2                    1,094,471  $46.25     $   50,614,578   $   39,886,454     1
AST Capital Appreciation Portfolio Class 3                    9,823,044   45.52        447,126,298      376,076,628     1
AST Natural Resources Portfolio Class 1                       1,626,725   19.10         31,068,275       48,870,302     1
AST Natural Resources Portfolio Class 2                         407,512   19.04          7,757,067       11,347,676     1
AST Natural Resources Portfolio Class 3                       4,591,397   18.94         86,961,112      117,252,403     1
SAST Small Company Value Portfolio Class 3                    7,936,687   24.67        195,801,744      132,650,939     1
SAST Mid-Cap Growth Portfolio Class 1                         2,099,442   17.89         37,553,534       22,986,894     1
SAST Mid-Cap Growth Portfolio Class 2                           931,343   17.52         16,313,282        9,027,785     1
SAST Mid-Cap Growth Portfolio Class 3                         6,801,718   17.30        117,640,593       80,821,046     1
SAST Capital Growth Portfolio Class 1                           393,218   13.40          5,270,606        3,140,025     1
SAST Capital Growth Portfolio Class 2                           117,909   13.24          1,560,618          967,886     1
SAST Capital Growth Portfolio Class 3                         3,266,873   13.13         42,903,477       26,500,330     1
SAST Blue Chip Growth Portfolio Class 1                         795,289   10.14          8,065,086        6,542,068     1
SAST Blue Chip Growth Portfolio Class 2                         284,871   10.11          2,879,201        2,005,321     1
SAST Blue Chip Growth Portfolio Class 3                       8,515,529   10.06         85,642,282       66,632,098     1
SAST Growth Opportunities Portfolio Class 1                     977,767    9.17          8,962,471        7,345,720     1
SAST Growth Opportunities Portfolio Class 2                     385,673    8.93          3,444,199        2,857,864     1
SAST Growth Opportunities Portfolio Class 3                  18,596,268    8.79        163,519,831      135,063,069     1
SAST Technology Portfolio Class 1                             2,297,709    4.58         10,521,188        6,482,289     1
SAST Technology Portfolio Class 2                               676,203    4.49          3,037,861        1,741,440     1
SAST Technology Portfolio Class 3                             6,882,253    4.44         30,545,738       22,158,339     1
SAST Marsico Focused Growth Portfolio Class 1                 1,166,843   13.18         15,378,182       10,428,502     1
SAST Marsico Focused Growth Portfolio Class 2                   989,152   13.01         12,871,166        8,196,403     1
SAST Marsico Focused Growth Portfolio Class 3                 8,790,605   12.89        113,286,467       86,567,346     1
SAST Small & Mid Cap Value Portfolio Class 2                    866,081   19.91         17,239,857       14,002,806     1
SAST Small & Mid Cap Value Portfolio Class 3                 23,810,318   19.79        471,316,392      396,709,728     1
SAST Foreign Value Portfolio Class 2                          1,236,392   15.71         19,417,993       17,300,715     1
SAST Foreign Value Portfolio Class 3                         30,214,093   15.67        473,510,188      418,152,083     1
SAST VCP Value Portfolio Class 3                             17,904,315   11.70        209,560,872      202,312,755     1
SAST VCP Total Return Balanced Portfolio Class 3             17,964,376   10.83        194,628,210      193,213,976     1
SAST Protected Asset Allocation SAST Portfolio Class 3       20,724,180   12.39        256,821,496      245,362,160     1
SAST American Funds Growth Portfolio Class 3                 19,583,375   15.02        294,148,219      194,171,677     1
SAST American Funds Global Growth Portfolio Class 3          28,367,220   15.04        426,716,605      308,798,357     1
SAST American Funds Growth-Income Portfolio Class 3          16,354,860   14.82        242,394,778      163,783,922     1
SAST American Funds Asset Allocation Portfolio Class 3       11,340,919   14.22        161,323,433      128,487,018     1
SAST Cash Management Portfolio Class 1                        3,714,570   10.56         39,219,369       39,291,870     1
SAST Cash Management Portfolio Class 2                          911,558   10.46          9,535,730        9,576,391     1
SAST Cash Management Portfolio Class 3                       14,429,980   10.39        149,961,615      150,256,033     1
SAST Corporate Bond Portfolio Class 1                         5,192,703   13.54         70,289,396       65,264,103     1
SAST Corporate Bond Portfolio Class 2                         1,544,085   13.52         20,878,808       19,811,298     1
SAST Corporate Bond Portfolio Class 3                        46,802,253   13.46        629,791,855      619,382,451     1
SAST Global Bond Portfolio Class 1                            2,739,411   11.08         30,347,882       33,277,485     1
SAST Global Bond Portfolio Class 2                              665,308   11.00          7,315,689        8,004,698     1
SAST Global Bond Portfolio Class 3                           19,482,973   10.91        212,610,084      230,310,792     1
SAST High-Yield Bond Portfolio Class 1                        8,673,425    5.74         49,825,948       50,866,828     1
SAST High-Yield Bond Portfolio Class 2                        1,880,012    5.74         10,785,971       10,261,523     1
SAST High-Yield Bond Portfolio Class 3                       22,423,134    5.71        128,062,846      131,800,964     1
AST Asset Allocation Portfolio Class 1                        6,709,182   16.54        111,000,511       89,453,410     1
AST Asset Allocation Portfolio Class 2                          408,286   16.52          6,745,743        5,307,631     1
AST Asset Allocation Portfolio Class 3                        2,209,039   16.45         36,335,265       30,700,910     1
SAST Growth-Income Portfolio Class 1                          4,447,311   32.34        143,804,675       94,113,291     1
SAST Growth-Income Portfolio Class 2                            303,328   32.30          9,796,349        6,451,861     1
SAST Growth-Income Portfolio Class 3                          3,938,989   32.20        126,839,217       96,556,447     1
SAST Global Equities Portfolio Class 1                        2,595,716   18.81         48,831,777       34,330,562     1
SAST Global Equities Portfolio Class 2                          260,336   18.77          4,885,258        3,609,873     1
SAST Global Equities Portfolio Class 3                        1,814,206   18.68         33,885,257       26,287,308     1
SAST Alliance Growth Portfolio Class 1                        4,434,462   40.45        179,361,041      111,614,613     1
SAST Alliance Growth Portfolio Class 2                          523,108   40.32         21,090,293       10,199,700     1
SAST Alliance Growth Portfolio Class 3                        2,719,405   40.10        109,039,491       62,041,629     1
SAST MFS Massachusetts Investors Trust Portfolio Class 1      2,514,222   21.88         55,018,524       33,595,758     1
SAST MFS Massachusetts Investors Trust Portfolio Class 2        506,900   21.88         11,089,581        6,859,331     1
SAST MFS Massachusetts Investors Trust Portfolio Class 3     12,773,501   21.80        278,479,168      186,129,292     1
SAST Fundamental Growth Portfolio Class 1                     1,673,207   26.68         44,638,840       32,116,452     1
SAST Fundamental Growth Portfolio Class 2                       103,992   26.30          2,735,332        1,602,144     1
SAST Fundamental Growth Portfolio Class 3                     2,763,184   26.02         71,887,294       43,026,884     1
SAST Dynamic Allocation Portfolio Class 3                   594,387,355   12.74      7,575,056,717    6,872,791,371     1
SAST International Diversified Equities Portfolio Class 1     3,750,521    9.30         34,874,069       35,062,339     1
SAST International Diversified Equities Portfolio Class 2     1,532,744    9.25         14,184,843       12,650,280     1
SAST International Diversified Equities Portfolio Class 3    15,077,253    9.24        139,288,763      134,905,067     1
SAST Davis Venture Value Portfolio Class 1                   14,150,300   27.55        389,825,226      318,613,876     1
SAST Davis Venture Value Portfolio Class 2                    2,007,985   27.53         55,286,214       44,521,686     1
SAST Davis Venture Value Portfolio Class 3                   17,428,047   27.45        478,327,162      407,622,925     1
SAST MFS Total Return Portfolio Class 1                       6,982,206   19.33        134,967,071      104,971,204     1

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULES OF PORTFOLIO INVESTMENTS - CONTINUED

                                                                        Net Asset
                                                                        Value Per Value of Shares at    Cost of
Sub-accounts                                                  Shares      Share       Fair Value      Shares Held   Level /(1)/
------------                                                ----------- --------- ------------------ -------------- ----------
SAST MFS Total Return Portfolio Class 2                       2,017,802  $19.33     $   38,998,840   $   30,538,638     1
SAST MFS Total Return Portfolio Class 3                       9,873,634   19.29        190,416,979      150,934,215     1
SAST Total Return Bond Portfolio Class 1                      5,450,916    9.03         49,245,264       47,879,820     1
SAST Total Return Bond Portfolio Class 2                      1,336,388    8.99         12,017,884       12,035,725     1
SAST Total Return Bond Portfolio Class 3                     83,437,886    8.95        746,591,778      746,818,309     1
SAST Telecom Utility Portfolio Class 1                        1,064,138   15.55         16,545,012       11,842,422     1
SAST Telecom Utility Portfolio Class 2                          128,564   15.57          2,001,331        1,420,700     1
SAST Telecom Utility Portfolio Class 3                        1,738,264   15.50         26,948,535       22,421,087     1
SAST Equity Opportunities Portfolio Class 1                   1,579,191   19.14         30,226,998       17,633,169     1
SAST Equity Opportunities Portfolio Class 2                     270,283   19.12          5,167,986        2,607,387     1
SAST Equity Opportunities Portfolio Class 3                   2,585,290   19.08         49,332,950       34,615,120     1
SAST Aggressive Growth Portfolio Class 1                      1,606,392   16.21         26,032,746       19,641,278     1
SAST Aggressive Growth Portfolio Class 2                        201,335   16.02          3,224,586        2,047,358     1
SAST Aggressive Growth Portfolio Class 3                      1,575,771   15.86         24,985,931       19,915,676     1
SAST International Growth and Income Portfolio Class 1        3,790,982    9.57         36,279,455       40,698,587     1
SAST International Growth and Income Portfolio Class 2          686,519    9.61          6,596,215        6,088,018     1
SAST International Growth and Income Portfolio Class 3       15,383,660    9.58        147,421,379      126,439,623     1
SAST Emerging Markets Portfolio Class 1                       3,544,653    7.27         25,775,802       23,875,049     1
SAST Emerging Markets Portfolio Class 2                         699,785    7.23          5,057,165        5,198,040     1
SAST Emerging Markets Portfolio Class 3                      18,843,460    7.18        135,204,653      136,523,268     1
SAST SunAmerica Dynamic Strategy Portfolio Class 3          345,839,849   12.69      4,390,070,988    4,117,953,010     1
SAST Real Estate Portfolio Class 1                            1,973,168   16.55         32,648,281       23,023,669     1
SAST Real Estate Portfolio Class 2                              509,381   16.50          8,406,601        5,841,913     1
SAST Real Estate Portfolio Class 3                           13,796,270   16.42        226,548,223      171,280,284     1
SAST Dogs of Wall Street Portfolio Class 1                    1,994,802   13.37         26,670,331       17,479,142     1
SAST Dogs of Wall Street Portfolio Class 2                      520,586   13.35          6,948,652        4,434,462     1
SAST Dogs of Wall Street Portfolio Class 3                    6,831,358   13.29         90,757,972       74,551,335     1
SAST Balanced Portfolio Class 1                               2,239,514   20.82         46,621,722       34,942,552     1
SAST Balanced Portfolio Class 2                                 425,519   20.78          8,843,955        6,476,993     1
SAST Balanced Portfolio Class 3                               4,627,556   20.73         95,948,475       77,375,441     1
SST Allocation Balanced Portfolio Class 3                    11,845,846   12.21        144,673,730      133,464,952     1
SST Allocation Moderate Portfolio Class 3                    15,067,629   12.74        191,994,081      163,737,656     1
SST Allocation Moderate Growth Portfolio Class 3             15,457,574   13.46        208,055,311      168,285,154     1
SST Allocation Growth Portfolio Class 3                       2,145,975   12.96         27,807,755       23,835,923     1
SST Real Return Portfolio Class 3                            31,778,135    9.79        310,992,551      316,507,288     1

/(1) /Represents the level within the fair value hierarchy under which the portfolio is classified as defined by ASC 820 and described in Note 3 to the financial statements.

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013

                                                                            Divisions
                                ------------------------------------------------------------------------------------------------
                                                               American      American                                 American
                                 Lord Abbett                    Funds         Funds        American      American       Funds
                                 Growth and                    Growth-       Growth-        Funds         Funds      High-Income
                                   Income     AFIS - Capital    Income        Income        Growth        Growth        Bond
                                  Portfolio       Income         Fund          Fund          Fund          Fund         Fund
                                  Class VC       Builder       Class 2       Class 3       Class 2       Class 3       Class 3
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)  $ (2,289,811)     $   --     $ (1,117,905) $        131  $ (2,602,588) $   (717,058) $   728,591
  Net realized gain (loss)        15,326,219          --       21,981,217     7,267,273    20,046,816     6,603,650      115,110
  Capital gain distributions
   from mutual funds                      --          --       16,232,165     9,150,012    15,574,838    10,175,685           --
  Change in net unrealized
   appreciation
   (depreciation) of
   investments                     1,332,141         (49)      (8,565,255)      334,865   (12,493,749)   (1,589,659)    (918,950)
                                ------------      ------     ------------  ------------  ------------  ------------  -----------
   Increase (decrease) in net
     assets resulting from
     operations                   14,368,549         (49)      28,530,222    16,752,281    20,525,317    14,472,618      (75,249)
                                ------------      ------     ------------  ------------  ------------  ------------  -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold     3,450,867       6,936        2,232,814       671,821     1,324,782       928,813       16,493
  Cost of units redeemed         (26,555,712)         --      (51,689,802)  (23,626,855)  (46,589,089)  (19,556,839)  (2,115,869)
  Net transfers                  (13,755,965)         (1)     (10,193,855)   (2,991,412)  (10,020,000)   (4,330,295)    (825,814)
  Contract maintenance charge     (1,500,202)         --         (594,812)      (67,026)     (609,878)      (63,662)      (6,456)
  Adjustments to net assets
   allocated to contracts in
   payout period                         459          --              324       288,369         5,965       285,221       20,034
                                ------------      ------     ------------  ------------  ------------  ------------  -----------
   Increase (decrease) in net
     assets resulting from
     principal transactions      (38,360,553)      6,935      (60,245,331)  (25,725,103)  (55,888,220)  (22,736,762)  (2,911,612)
                                ------------      ------     ------------  ------------  ------------  ------------  -----------
Increase (decrease) in net
  assets                         (23,992,004)      6,886      (31,715,109)   (8,972,822)  (35,362,903)   (8,264,144)  (2,986,861)
Net assets at beginning of
  period                         266,894,588          --      352,190,230   193,255,373   340,146,937   215,982,019   18,994,525
                                ------------      ------     ------------  ------------  ------------  ------------  -----------
Net assets at end of period     $242,902,584      $6,886     $320,475,121  $184,282,551  $304,784,034  $207,717,875  $16,007,664
                                ============      ======     ============  ============  ============  ============  ===========
FOR THE YEAR ENDED
  DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)  $ (2,680,521)     $   --     $   (902,740) $    142,404  $ (2,216,425) $   (629,847) $   983,027
  Net realized gain (loss)        13,228,560          --       16,121,287     3,546,577    17,326,747     4,058,837      237,161
  Capital gain distributions
   from mutual funds                      --          --               --            --            --            --           --
  Change in net unrealized
   appreciation
   (depreciation) of
   investments                    65,428,477          --       78,183,888    46,277,440    67,314,204    47,148,005     (185,601)
                                ------------      ------     ------------  ------------  ------------  ------------  -----------
   Increase (decrease) in net
     assets resulting from
     operations                   75,976,516          --       93,402,435    49,966,421    82,424,526    50,576,995    1,034,587
                                ------------      ------     ------------  ------------  ------------  ------------  -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold     3,359,343          --        2,007,490       504,314     2,297,039       642,523       34,322
  Cost of units redeemed         (26,469,470)         --      (57,920,273)  (20,479,015)  (56,040,892)  (18,338,733)  (2,577,368)
  Net transfers                  (31,196,632)         --      (15,695,064)   (4,898,697)  (15,971,435)   (6,040,366)    (721,161)
  Contract maintenance charge     (1,664,522)         --         (688,221)      (73,229)     (729,169)      (69,352)      (7,678)
  Adjustments to net assets
   allocated to contracts in
   payout period                      (3,294)         --          (14,966)     (192,891)        5,590      (177,777)     (11,783)
                                ------------      ------     ------------  ------------  ------------  ------------  -----------
   Increase (decrease) in net
     assets resulting from
     principal transactions      (55,974,575)         --      (72,311,034)  (25,139,518)  (70,438,867)  (23,983,705)  (3,283,668)
                                ------------      ------     ------------  ------------  ------------  ------------  -----------
Increase (decrease) in net
  assets                          20,001,941          --       21,091,401    24,826,903    11,985,659    26,593,290   (2,249,081)
Net assets at beginning of
  period                         246,892,647          --      331,098,829   168,428,470   328,161,278   189,388,729   21,243,606
                                ------------      ------     ------------  ------------  ------------  ------------  -----------
Net assets at end of period     $266,894,588      $   --     $352,190,230  $193,255,373  $340,146,937  $215,982,019  $18,994,525
                                ============      ======     ============  ============  ============  ============  ===========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

                                                                          Divisions
                                ---------------------------------------------------------------------------------------------
                                                                                                                    American
                                                American                                                            Funds US
                                                 Funds       American                    American     American     Government
                                 Lord Abbett     Asset      Funds Asset    American     Funds Cash      Funds      AAA-Rated
                                Mid Cap Stock  Allocation   Allocation   Funds Global   Management  International  Securities
                                  Portfolio       Fund         Fund      Growth Fund       Fund         Fund          Fund
                                  Class VC      Class 2       Class 3      Class 2       Class 3       Class 3      Class 3
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)   $  (264,984) $    (86,372) $    72,511  $ (1,072,776) $   (98,626)  $    27,440  $   (30,123)
  Net realized gain (loss)         1,577,260     3,670,784    1,633,829    12,385,699      (23,807)      783,832      (62,602)
  Capital gain distributions
   from mutual funds                      --     3,731,393    2,002,034    23,316,008           --            --           --
  Change in net unrealized
   appreciation
   (depreciation) of
   investments                       885,434    (4,502,792)  (2,061,501)  (33,237,735)     (10,552)   (2,380,325)     597,988
                                 -----------  ------------  -----------  ------------  -----------   -----------  -----------
   Increase (decrease) in net
     assets resulting from
     operations                    2,197,710     2,813,013    1,646,873     1,391,196     (132,985)   (1,569,053)     505,263
                                 -----------  ------------  -----------  ------------  -----------   -----------  -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold       234,801     1,039,110       16,573     1,024,794        6,250        29,740       27,374
  Cost of units redeemed          (3,881,321)  (10,785,468)  (4,646,813)  (34,511,253)  (2,294,738)   (4,261,178)  (1,872,175)
  Net transfers                     (774,028)      302,046      132,280    (2,919,344)   2,021,829    (2,057,253)    (139,406)
  Contract maintenance charge        (15,776)      (62,097)     (12,862)     (517,483)      (4,409)      (13,209)      (5,340)
  Adjustments to net assets
   allocated to contracts in
   payout period                         435         6,108       18,675        11,514        6,794        11,809       11,123
                                 -----------  ------------  -----------  ------------  -----------   -----------  -----------
   Increase (decrease) in net
     assets resulting from
     principal transactions       (4,435,889)   (9,500,301)  (4,492,147)  (36,911,772)    (264,274)   (6,290,091)  (1,978,424)
                                 -----------  ------------  -----------  ------------  -----------   -----------  -----------
Increase (decrease) in net
  assets                          (2,238,179)   (6,687,288)  (2,845,274)  (35,520,576)    (397,259)   (7,859,144)  (1,473,161)
Net assets at beginning of
  period                          25,275,232    78,372,329   42,459,364   256,137,760    7,979,244    46,122,250   14,411,049
                                 -----------  ------------  -----------  ------------  -----------   -----------  -----------
Net assets at end of period      $23,037,053  $ 71,685,041  $39,614,090  $220,617,184  $ 7,581,985   $38,263,106  $12,937,888
                                 ===========  ============  ===========  ============  ===========   ===========  ===========
FOR THE YEAR ENDED
  DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)   $  (286,245) $    (59,762) $    80,290  $   (898,399) $  (124,501)  $    43,568  $  (111,954)
  Net realized gain (loss)         1,184,415     2,495,781    1,099,076    12,032,585      (51,742)       66,525     (109,394)
  Capital gain distributions
   from mutual funds                      --            --           --            --           --            --      463,059
  Change in net unrealized
   appreciation
   (depreciation) of
   investments                     5,333,478    12,164,308    6,900,953    48,741,488        7,597     7,965,880     (999,349)
                                 -----------  ------------  -----------  ------------  -----------   -----------  -----------
   Increase (decrease) in net
     assets resulting from
     operations                    6,231,648    14,600,327    8,080,319    59,875,674     (168,646)    8,075,973     (757,638)
                                 -----------  ------------  -----------  ------------  -----------   -----------  -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold        98,547     1,305,141      128,682     1,193,248       68,904        96,445       68,013
  Cost of units redeemed          (4,311,160)  (10,441,307)  (3,915,197)  (42,152,463)  (3,714,104)   (4,843,807)  (1,978,740)
  Net transfers                     (611,859)    2,924,515      451,961    (7,175,525)   1,396,520      (835,523)  (2,705,825)
  Contract maintenance charge        (18,203)      (57,878)     (13,873)     (606,532)      (5,689)      (15,202)      (6,995)
  Adjustments to net assets
   allocated to contracts in
   payout period                          44        (5,651)       8,753         1,459      (10,197)      (28,778)     (21,851)
                                 -----------  ------------  -----------  ------------  -----------   -----------  -----------
   Increase (decrease) in net
     assets resulting from
     principal transactions       (4,842,631)   (6,275,180)  (3,339,674)  (48,739,813)  (2,264,566)   (5,626,865)  (4,645,398)
                                 -----------  ------------  -----------  ------------  -----------   -----------  -----------
Increase (decrease) in net
  assets                           1,389,017     8,325,147    4,740,645    11,135,861   (2,433,212)    2,449,108   (5,403,036)
Net assets at beginning of
  period                          23,886,215    70,047,182   37,718,719   245,001,899   10,412,456    43,673,142   19,814,085
                                 -----------  ------------  -----------  ------------  -----------   -----------  -----------
Net assets at end of period      $25,275,232  $ 78,372,329  $42,459,364  $256,137,760  $ 7,979,244   $46,122,250  $14,411,049
                                 ===========  ============  ===========  ============  ===========   ===========  ===========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

                                                                     Divisions
                                ----------------------------------------------------------------------------------
                                                            Principal   Principal  Principal Principal
                                  Principal     Principal    LargeCap    LargeCap  LargeCap  LargeCap   Principal
                                Equity Income Equity Income   Blend       Blend     Growth    Growth     Income
                                   Account       Account    Account II  Account II  Account   Account    Account
                                   Class 1       Class 2     Class 1     Class 2    Class 1   Class 2    Class 1
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)   $   158,309   $    62,223  $   (4,137)  $ (3,446) $ (8,218) $ (6,020) $   168,771
  Net realized gain (loss)           629,595       389,953      64,881     21,451    26,630    42,963       91,919
  Capital gain distributions
   from mutual funds                      --            --          --         --        --        --           --
  Change in net unrealized
   appreciation
   (depreciation) of
   investments                     1,027,307       614,304     112,723     38,542    55,492     5,392      (26,215)
                                 -----------   -----------  ----------   --------  --------  --------  -----------
   Increase (decrease) in net
     assets resulting from
     operations                    1,815,211     1,066,480     173,467     56,547    73,904    42,335      234,475
                                 -----------   -----------  ----------   --------  --------  --------  -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold           239           (15)        737        (12)       --        --          515
  Cost of units redeemed          (2,139,851)     (964,989)   (156,517)   (52,097)  (35,549)  (81,140)    (971,075)
  Net transfers                     (149,281)      (16,960)     18,392     26,337   173,760    15,595      (88,504)
  Contract maintenance charge        (36,320)      (23,771)     (1,594)      (122)     (720)     (121)     (12,948)
  Adjustments to net assets
   allocated to contracts in
   payout period                         144            --          30         --        --        --           29
                                 -----------   -----------  ----------   --------  --------  --------  -----------
   Increase (decrease) in net
     assets resulting from
     principal transactions       (2,325,069)   (1,005,735)   (138,952)   (25,894)  137,491   (65,666)  (1,071,983)
                                 -----------   -----------  ----------   --------  --------  --------  -----------
Increase (decrease) in net
  assets                            (509,858)       60,745      34,515     30,653   211,395   (23,331)    (837,508)
Net assets at beginning of
  period                          17,612,822    10,491,880   1,857,347    628,109   696,135   460,573    6,068,394
                                 -----------   -----------  ----------   --------  --------  --------  -----------
Net assets at end of period      $17,102,964   $10,552,625  $1,891,862   $658,762  $907,530  $437,242  $ 5,230,886
                                 ===========   ===========  ==========   ========  ========  ========  ===========
FOR THE YEAR ENDED
  DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)   $   275,664   $   131,477  $   (2,276)  $ (2,212) $    (34) $ (1,645) $   227,646
  Net realized gain (loss)           917,512       312,706     187,349     17,806    24,705    20,429      264,835
  Capital gain distributions
   from mutual funds                      --            --          --         --        --        --           --
  Change in net unrealized
   appreciation
   (depreciation) of
   investments                     3,148,633     1,826,470     341,321    135,342   151,463    97,227     (567,443)
                                 -----------   -----------  ----------   --------  --------  --------  -----------
   Increase (decrease) in net
     assets resulting from
     operations                    4,341,809     2,270,653     526,394    150,936   176,134   116,011      (74,962)
                                 -----------   -----------  ----------   --------  --------  --------  -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold       232,887         1,732         394      1,732        (2)    1,427       12,500
  Cost of units redeemed          (4,977,121)     (923,320)   (611,566)   (42,593)  (64,682)  (43,630)  (1,866,660)
  Net transfers                   (1,708,180)     (497,461)   (145,284)   (24,467)   27,781     6,921     (548,983)
  Contract maintenance charge        (49,368)      (24,589)     (2,173)      (203)     (725)     (216)     (18,020)
  Adjustments to net assets
   allocated to contracts in
   payout period                       2,251            --          38         --        --        --           23
                                 -----------   -----------  ----------   --------  --------  --------  -----------
   Increase (decrease) in net
     assets resulting from
     principal transactions       (6,499,531)   (1,443,638)   (758,591)   (65,531)  (37,628)  (35,498)  (2,421,140)
                                 -----------   -----------  ----------   --------  --------  --------  -----------
Increase (decrease) in net
  assets                          (2,157,722)      827,015    (232,197)    85,405   138,506    80,513   (2,496,102)
Net assets at beginning of
  period                          19,770,544     9,664,865   2,089,544    542,704   557,629   380,060    8,564,496
                                 -----------   -----------  ----------   --------  --------  --------  -----------
Net assets at end of period      $17,612,822   $10,491,880  $1,857,347   $628,109  $696,135  $460,573  $ 6,068,394
                                 ===========   ===========  ==========   ========  ========  ========  ===========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

                                                                        Divisions
                                ----------------------------------------------------------------------------------------
                                              Principal     Principal                              Principal   Principal
                                 Principal   Diversified   Diversified   Principal    Principal   Real Estate Real Estate
                                  Income    International International Money Market Money Market Securities  Securities
                                  Account      Account       Account      Account      Account      Account     Account
                                  Class 2      Class 1       Class 2      Class 1      Class 2      Class 1     Class 2
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)  $   72,116   $   10,125     $  1,192    $   (18,653) $   (11,741) $    1,121   $   (673)
  Net realized gain (loss)          38,660       30,311       22,051             --           --      48,046     16,868
  Capital gain distributions
   from mutual funds                    --           --           --             --           --          --         --
  Change in net unrealized
   appreciation
   (depreciation) of
   investments                      (4,631)     (96,967)     (46,736)            --           --     107,954     56,702
                                ----------   ----------     --------    -----------  -----------  ----------   --------
   Increase (decrease) in net
     assets resulting from
     operations                    106,145      (56,531)     (23,493)       (18,653)     (11,741)    157,121     72,897
                                ----------   ----------     --------    -----------  -----------  ----------   --------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold          (5)          --           --        268,704           --          --         --
  Cost of units redeemed          (278,615)    (287,707)     (74,903)      (753,325)    (227,495)    (83,041)   (12,173)
  Net transfers                    (86,674)      14,830        6,325        272,131        1,492     (40,823)   (23,594)
  Contract maintenance charge       (1,229)      (3,102)        (395)        (1,967)      (1,093)     (1,256)      (447)
  Adjustments to net assets
   allocated to contracts in
   payout period                        20           16           --             10          647          --         --
                                ----------   ----------     --------    -----------  -----------  ----------   --------
   Increase (decrease) in net
     assets resulting from
     principal transactions       (366,503)    (275,963)     (68,973)      (214,447)    (226,449)   (125,120)   (36,214)
                                ----------   ----------     --------    -----------  -----------  ----------   --------
Increase (decrease) in net
  assets                          (260,358)    (332,494)     (92,466)      (233,100)    (238,190)     32,001     36,683
Net assets at beginning of
  period                         3,052,453    1,489,308      528,508      1,288,528      839,867     569,391    254,164
                                ----------   ----------     --------    -----------  -----------  ----------   --------
Net assets at end of period     $2,792,095   $1,156,814     $436,042    $ 1,055,428  $   601,677  $  601,392   $290,847
                                ==========   ==========     ========    ===========  ===========  ==========   ========
FOR THE YEAR ENDED
  DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)  $  102,537   $   15,136     $  3,028    $   (22,189) $   (16,389) $   (2,850)  $ (1,263)
  Net realized gain (loss)          48,883       20,205        5,729             --            5     130,405      5,347
  Capital gain distributions
   from mutual funds                    --           --           --             --           --          --         --
  Change in net unrealized
   appreciation
   (depreciation) of
   investments                    (200,623)     217,155       66,325             --           (5)    (83,370)       804
                                ----------   ----------     --------    -----------  -----------  ----------   --------
   Increase (decrease) in net
     assets resulting from
     operations                    (49,203)     252,496       75,082        (22,189)     (16,389)     44,185      4,888
                                ----------   ----------     --------    -----------  -----------  ----------   --------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold          --      152,267        1,313          1,588          440          --         --
  Cost of units redeemed          (295,977)    (639,180)     (21,891)    (2,242,295)  (1,355,381)   (366,266)   (12,061)
  Net transfers                    (81,216)    (123,422)       4,006      1,803,211    1,064,135    (126,529)    27,586
  Contract maintenance charge       (1,629)      (5,264)        (466)        (3,385)      (1,835)     (2,151)      (510)
  Adjustments to net assets
   allocated to contracts in
   payout period                       (15)       1,534           --              8          198          --         --
                                ----------   ----------     --------    -----------  -----------  ----------   --------
   Increase (decrease) in net
     assets resulting from
     principal transactions       (378,837)    (614,065)     (17,038)      (440,873)    (292,443)   (494,946)    15,015
                                ----------   ----------     --------    -----------  -----------  ----------   --------
Increase (decrease) in net
  assets                          (428,040)    (361,569)      58,044       (463,062)    (308,832)   (450,761)    19,903
Net assets at beginning of
  period                         3,480,493    1,850,877      470,464      1,751,590    1,148,699   1,020,152    234,261
                                ----------   ----------     --------    -----------  -----------  ----------   --------
Net assets at end of period     $3,052,453   $1,489,308     $528,508    $ 1,288,528  $   839,867  $  569,391   $254,164
                                ==========   ==========     ========    ===========  ===========  ==========   ========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

                                                                            Divisions
                                ------------------------------------------------------------------------------------------------
                                                            Principal SAM Principal SAM Principal SAM Principal SAM Principal SAM
                                Principal SAM Principal SAM Conservative  Conservative  Conservative  Conservative    Flexible
                                  Balanced      Balanced      Balanced      Balanced       Growth        Growth        Income
                                  Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                   Class 1       Class 2       Class 1       Class 2       Class 1       Class 2       Class 1
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)  $    511,975   $   328,742   $    65,382   $    63,791   $    50,283   $       (28)  $   173,792
  Net realized gain (loss)         1,486,240     1,319,612       184,603       145,263     1,007,346     1,063,220       187,728
  Capital gain distributions
   from mutual funds               6,025,723     5,317,118       366,316       469,886     2,537,186     2,663,175       460,219
  Change in net unrealized
   appreciation
   (depreciation) of
   investments                    (5,827,823)   (5,151,320)     (427,711)     (450,459)   (2,392,268)   (2,596,273)     (452,029)
                                ------------   -----------   -----------   -----------   -----------   -----------   -----------
   Increase (decrease) in net
     assets resulting from
     operations                    2,196,115     1,814,152       188,590       228,481     1,202,547     1,130,094       369,710
                                ------------   -----------   -----------   -----------   -----------   -----------   -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold        18,945        35,779            33        38,731        14,615        37,256         2,760
  Cost of units redeemed          (8,055,822)   (5,706,843)   (1,024,130)     (732,228)   (2,896,880)   (3,259,491)   (1,296,203)
  Net transfers                     (306,762)     (226,565)      (71,615)     (120,951)     (543,451)      (35,711)       72,626
  Contract maintenance charge        (33,318)      (57,963)       (3,733)       (3,855)      (16,053)      (56,213)       (4,346)
  Adjustments to net assets
   allocated to contracts in
   payout period                         423            10           110            --             8            --           599
                                ------------   -----------   -----------   -----------   -----------   -----------   -----------
   Increase (decrease) in net
     assets resulting from
     principal transactions       (8,376,534)   (5,955,582)   (1,099,335)     (818,303)   (3,441,761)   (3,314,159)   (1,224,564)
                                ------------   -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net
  assets                          (6,180,419)   (4,141,430)     (910,745)     (589,822)   (2,239,214)   (2,184,065)     (854,854)
Net assets at beginning of
  period                          45,713,970    40,472,400     4,758,976     5,710,598    22,666,090    22,783,372     8,658,858
                                ------------   -----------   -----------   -----------   -----------   -----------   -----------
Net assets at end of period     $ 39,533,551   $36,330,970   $ 3,848,231   $ 5,120,776   $20,426,876   $20,599,307   $ 7,804,004
                                ============   ===========   ===========   ===========   ===========   ===========   ===========
FOR THE YEAR ENDED
  DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)  $    382,347   $   219,558   $    68,539   $    53,848   $    43,344   $    (9,254)  $   175,726
  Net realized gain (loss)         1,908,870     1,380,813       487,841       214,468       907,779     1,153,312       308,128
  Capital gain distributions
   from mutual funds                 538,859       473,791        57,363        59,130            --            --       118,069
  Change in net unrealized
   appreciation
   (depreciation) of
   investments                     4,197,328     3,771,216       (41,069)      206,208     3,380,675     3,130,592       (46,552)
                                ------------   -----------   -----------   -----------   -----------   -----------   -----------
   Increase (decrease) in net
     assets resulting from
     operations                    7,027,404     5,845,378       572,674       533,654     4,331,798     4,274,650       555,371
                                ------------   -----------   -----------   -----------   -----------   -----------   -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold        64,041        64,970         5,033            --        88,637        18,512         1,371
  Cost of units redeemed         (11,360,567)   (6,463,115)   (2,475,757)   (1,002,480)   (3,586,922)   (4,325,184)   (1,676,850)
  Net transfers                      127,795       697,447        10,571        67,123      (410,573)    1,227,337      (395,564)
  Contract maintenance charge        (46,182)      (70,604)       (6,590)       (5,168)      (19,969)      (66,369)       (5,638)
  Adjustments to net assets
   allocated to contracts in
   payout period                         459          (179)          102            --           740             1           562
                                ------------   -----------   -----------   -----------   -----------   -----------   -----------
   Increase (decrease) in net
     assets resulting from
     principal transactions      (11,214,454)   (5,771,481)   (2,466,641)     (940,525)   (3,928,087)   (3,145,703)   (2,076,119)
                                ------------   -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net
  assets                          (4,187,050)       73,897    (1,893,967)     (406,871)      403,711     1,128,947    (1,520,748)
Net assets at beginning of
  period                          49,901,020    40,398,503     6,652,943     6,117,469    22,262,379    21,654,425    10,179,606
                                ------------   -----------   -----------   -----------   -----------   -----------   -----------
Net assets at end of period     $ 45,713,970   $40,472,400   $ 4,758,976   $ 5,710,598   $22,666,090   $22,783,372   $ 8,658,858
                                ============   ===========   ===========   ===========   ===========   ===========   ===========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

                                                                       Divisions
                                ---------------------------------------------------------------------------------------
                                Principal SAM Principal SAM Principal SAM  Principal   Principal   Principal  Principal
                                  Flexible      Strategic     Strategic    Short-Term  Short-Term   SmallCap   SmallCap
                                   Income        Growth        Growth        Income      Income      Growth     Growth
                                  Portfolio     Portfolio     Portfolio     Account     Account    Account II Account II
                                   Class 2       Class 1       Class 2      Class 1     Class 2     Class 1    Class 2
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)   $   142,056   $    (1,720)  $   (25,896) $     1,124  $   (1,865) $  (8,817)  $ (4,144)
  Net realized gain (loss)           148,427       562,332       315,876        6,747       1,043     50,209      8,534
  Capital gain distributions
   from mutual funds                 453,619       828,627     1,513,023           --          --         --         --
  Change in net unrealized
   appreciation
   (depreciation) of
   investments                      (401,948)   (1,035,536)   (1,219,258)      (5,727)     (3,927)   (17,600)     8,086
                                 -----------   -----------   -----------  -----------  ----------  ---------   --------
   Increase (decrease) in net
     assets resulting from
     operations                      342,154       353,703       583,745        2,144      (4,749)    23,792     12,476
                                 -----------   -----------   -----------  -----------  ----------  ---------   --------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold            --         1,085         3,318           --          (4)        33         --
  Cost of units redeemed            (861,916)   (1,101,695)     (897,868)     (87,661)     (6,874)   (63,834)    (9,895)
  Net transfers                      (19,894)     (374,151)     (157,994)     (55,339)     (7,729)     7,053      3,383
  Contract maintenance charge         (3,403)       (3,452)      (28,806)        (754)       (371)      (634)      (194)
  Adjustments to net assets
   allocated to contracts in
   payout period                          16             7            --           41          --         14         --
                                 -----------   -----------   -----------  -----------  ----------  ---------   --------
   Increase (decrease) in net
     assets resulting from
     principal transactions         (885,197)   (1,478,206)   (1,081,350)    (143,713)    (14,978)   (57,368)    (6,706)
                                 -----------   -----------   -----------  -----------  ----------  ---------   --------
Increase (decrease) in net
  assets                            (543,043)   (1,124,503)     (497,605)    (141,569)    (19,727)   (33,576)     5,770
Net assets at beginning of
  period                           8,488,777     5,854,141     9,481,336      937,075     791,922    579,563    265,263
                                 -----------   -----------   -----------  -----------  ----------  ---------   --------
Net assets at end of period      $ 7,945,734   $ 4,729,638   $ 8,983,731  $   795,506  $  772,195  $ 545,987   $271,033
                                 ===========   ===========   ===========  ===========  ==========  =========   ========
FOR THE YEAR ENDED
  DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)   $   149,721   $   (13,151)  $   (50,754) $     7,189  $    1,720  $  (8,535)  $ (3,936)
  Net realized gain (loss)           207,998       496,865       520,686       53,853      12,353     76,437     21,320
  Capital gain distributions
   from mutual funds                 117,718            --            --           --          --         --         --
  Change in net unrealized
   appreciation
   (depreciation) of
   investments                        24,517       860,540     1,683,981      (68,810)    (20,366)   132,982     74,003
                                 -----------   -----------   -----------  -----------  ----------  ---------   --------
   Increase (decrease) in net
     assets resulting from
     operations                      499,954     1,344,254     2,153,913       (7,768)     (6,293)   200,884     91,387
                                 -----------   -----------   -----------  -----------  ----------  ---------   --------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold            --        64,600         3,697           --          --         31        713
  Cost of units redeemed          (1,138,542)   (1,197,432)   (1,247,743)  (1,427,736)   (385,303)  (134,195)   (45,207)
  Net transfers                      (55,397)     (252,090)     (996,670)     244,742     (35,836)    25,393     (4,588)
  Contract maintenance charge         (4,495)       (5,539)      (31,996)      (1,440)     (1,563)      (780)      (335)
  Adjustments to net assets
   allocated to contracts in
   payout period                         (57)          834            (1)          36          --         28         --
                                 -----------   -----------   -----------  -----------  ----------  ---------   --------
   Increase (decrease) in net
     assets resulting from
     principal transactions       (1,198,491)   (1,389,627)   (2,272,713)  (1,184,398)   (422,702)  (109,523)   (49,417)
                                 -----------   -----------   -----------  -----------  ----------  ---------   --------
Increase (decrease) in net
  assets                            (698,537)      (45,373)     (118,800)  (1,192,166)   (428,995)    91,361     41,970
Net assets at beginning of
  period                           9,187,314     5,899,514     9,600,136    2,129,241   1,220,917    488,202    223,293
                                 -----------   -----------   -----------  -----------  ----------  ---------   --------
Net assets at end of period      $ 8,488,777   $ 5,854,141   $ 9,481,336  $   937,075  $  791,922  $ 579,563   $265,263
                                 ===========   ===========   ===========  ===========  ==========  =========   ========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

                                                                     Divisions
                                -----------------------------------------------------------------------------------
                                                                                             Principal
                                                                                                PVC
                                Principal Principal  Principal    Principal   Principal PVC  Principal
                                SmallCap  SmallCap  Government &  Government     Capital      Capital    Principal
                                  Value     Value   High Quality    & High    Appreciation  Appreciation PVC MidCap
                                Account I Account I     Bond     Quality Bond    Account      Account    Blend Acct
                                 Class 1   Class 2    Class 1      Class 2       Class 1      Class 2     Class 1
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)  $ (1,630) $ (1,164) $    69,641   $   15,938   $   169,192   $   24,218  $  (21,788)
  Net realized gain (loss)        34,492     6,017        8,914        2,190       165,952       22,258     116,262
  Capital gain distributions
   from mutual funds              24,079    14,126           --           --     1,610,290      296,342     196,426
  Change in net unrealized
   appreciation
   (depreciation) of
   investments                   (50,051)  (12,512)      31,063        8,830      (896,452)    (159,451)    (59,648)
                                --------  --------  -----------   ----------   -----------   ----------  ----------
   Increase (decrease) in net
     assets resulting from
     operations                    6,890     6,467      109,618       26,958     1,048,982      183,367     231,252
                                --------  --------  -----------   ----------   -----------   ----------  ----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold        --        --          500        2,515         1,778           --         392
  Cost of units redeemed         (59,441)   (1,836)    (334,249)     (90,527)   (1,482,428)    (204,927)   (218,952)
  Net transfers                  (21,834)   21,504        2,040        6,417       (88,009)       6,976     (35,471)
  Contract maintenance charge       (516)     (286)      (2,629)        (725)      (21,293)      (1,363)     (3,338)
  Adjustments to net assets
   allocated to contracts in
   payout period                      --        --           46           --            68           --          18
                                --------  --------  -----------   ----------   -----------   ----------  ----------
   Increase (decrease) in net
     assets resulting from
     principal transactions      (81,791)   19,382     (334,292)     (82,320)   (1,589,884)    (199,314)   (257,351)
                                --------  --------  -----------   ----------   -----------   ----------  ----------
Increase (decrease) in net
  assets                         (74,901)   25,849     (224,674)     (55,362)     (540,902)     (15,947)    (26,099)
Net assets at beginning of
  period                         260,783   110,730    3,324,472      909,719    10,659,059    1,919,921   2,250,808
                                --------  --------  -----------   ----------   -----------   ----------  ----------
Net assets at end of period     $185,882  $136,579  $ 3,099,798   $  854,357   $10,118,157   $1,903,974  $2,224,709
                                ========  ========  ===========   ==========   ===========   ==========  ==========
FOR THE YEAR ENDED
  DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)  $   (969) $   (586) $    93,570   $   21,621   $   545,573   $   87,458  $   (2,906)
  Net realized gain (loss)        28,241     4,383       26,351        3,322       756,165       41,481     346,291
  Capital gain distributions
   from mutual funds                  --        --           --           --     1,675,571      282,755     105,106
  Change in net unrealized
   appreciation
   (depreciation) of
   investments                    51,507    27,593     (223,093)     (55,199)      121,965       60,338     223,297
                                --------  --------  -----------   ----------   -----------   ----------  ----------
   Increase (decrease) in net
     assets resulting from
     operations                   78,779    31,390     (103,172)     (30,256)    3,099,274      472,032     671,788
                                --------  --------  -----------   ----------   -----------   ----------  ----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold        --        --          150           --       233,806        2,004         153
  Cost of units redeemed         (25,764)   (6,390)    (879,778)    (137,474)   (3,382,032)    (163,919)   (751,902)
  Net transfers                  (11,864)    1,535     (115,418)     (27,511)   (1,046,371)     (99,718)   (141,233)
  Contract maintenance charge       (754)     (333)      (3,699)      (1,210)      (29,614)      (1,591)     (4,607)
  Adjustments to net assets
   allocated to contracts in
   payout period                      --        --           38           --         2,923           --          26
                                --------  --------  -----------   ----------   -----------   ----------  ----------
   Increase (decrease) in net
     assets resulting from
     principal transactions      (38,382)   (5,188)    (998,707)    (166,195)   (4,221,288)    (263,224)   (897,563)
                                --------  --------  -----------   ----------   -----------   ----------  ----------
Increase (decrease) in net
  assets                          40,397    26,202   (1,101,879)    (196,451)   (1,122,014)     208,808    (225,775)
Net assets at beginning of
  period                         220,386    84,528    4,426,351    1,106,170    11,781,073    1,711,113   2,476,583
                                --------  --------  -----------   ----------   -----------   ----------  ----------
Net assets at end of period     $260,783  $110,730  $ 3,324,472   $  909,719   $10,659,059   $1,919,921  $2,250,808
                                ========  ========  ===========   ==========   ===========   ==========  ==========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

                                                                      Divisions
                                -------------------------------------------------------------------------------------
                                                                                 Columbia
                                Principal   Columbia VP   Columbia  Columbia VP VP Mid Cap  Columbia VP
                                   PVC        Income      VP Asset   -Dividend    Growth       Small      Invesco VI
                                  MidCap   Opportunities Allocation Opportunity Opportunity   Company      American
                                Blend Acct     Fund         Fund       Fund        Fund     Growth Fund Franchise Fund
                                 Class 2      Class 1     Class 1     Class 1     Class 1     Class 1     Series II
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)   $ (9,255)  $  (284,507)  $  7,987  $  (36,146)  $  (7,388) $  (14,387)  $  (313,173)
  Net realized gain (loss)         22,573      (152,039)    17,309     142,288       5,970      42,233     2,216,038
  Capital gain distributions
   from mutual funds               62,517            --     18,003          --          --      16,243            --
  Change in net unrealized
   appreciation
   (depreciation) of
   investments                     (2,037)      878,761     21,114      83,734      27,064    (110,184)     (618,684)
                                 --------   -----------   --------  ----------   ---------  ----------   -----------
   Increase (decrease) in net
     assets resulting from
     operations                    73,798       442,215     64,413     189,876      25,646     (66,095)    1,284,181
                                 --------   -----------   --------  ----------   ---------  ----------   -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold         --        52,334         --         660         648         582       366,954
  Cost of units redeemed          (37,079)   (2,528,835)   (47,250)   (440,212)    (38,280)    (99,860)   (2,293,530)
  Net transfers                    (1,970)     (383,577)      (418)    (59,670)     (3,602)     47,705      (881,588)
  Contract maintenance charge        (400)      (72,901)      (173)     (4,557)       (143)       (796)      (77,414)
  Adjustments to net assets
   allocated to contracts in
   payout period                       --            --         --          --          --          --           (66)
                                 --------   -----------   --------  ----------   ---------  ----------   -----------
   Increase (decrease) in net
     assets resulting from
     principal transactions       (39,449)   (2,932,979)   (47,841)   (503,779)    (41,377)    (52,369)   (2,885,644)
                                 --------   -----------   --------  ----------   ---------  ----------   -----------
Increase (decrease) in net
  assets                           34,349    (2,490,764)    16,572    (313,903)    (15,731)   (118,464)   (1,601,463)
Net assets at beginning of
  period                          700,580    18,377,700    793,248   2,499,869     478,365   1,045,736    21,494,962
                                 --------   -----------   --------  ----------   ---------  ----------   -----------
Net assets at end of period      $734,929   $15,886,936   $809,820  $2,185,966   $ 462,634  $  927,272   $19,893,499
                                 ========   ===========   ========  ==========   =========  ==========   ===========
FOR THE YEAR ENDED
  DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)   $ (2,194)  $ 2,433,896   $  6,681  $  (39,674)  $  (7,268) $  (15,953)  $  (261,176)
  Net realized gain (loss)         33,575       (78,936)     5,280      97,089      17,174     154,070     1,699,004
  Capital gain distributions
   from mutual funds               31,433       842,046         --          --     174,896          --            --
  Change in net unrealized
   appreciation
   (depreciation) of
   investments                    117,117    (2,562,957)   101,034     512,626     (57,591)    224,073     4,971,400
                                 --------   -----------   --------  ----------   ---------  ----------   -----------
   Increase (decrease) in net
     assets resulting from
     operations                   179,931       634,049    112,995     570,041     127,211     362,190     6,409,228
                                 --------   -----------   --------  ----------   ---------  ----------   -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold      1,427        38,785         --          13          --           2       290,277
  Cost of units redeemed          (20,396)   (2,340,193)   (19,731)   (406,160)   (105,223)   (251,993)   (2,545,021)
  Net transfers                   (56,984)     (623,141)     1,251    (155,890)    (53,041)   (213,776)   (1,987,875)
  Contract maintenance charge        (443)      (83,760)      (208)     (6,306)       (312)     (1,335)      (83,020)
  Adjustments to net assets
   allocated to contracts in
   payout period                       --             3         --          --          --          --          (185)
                                 --------   -----------   --------  ----------   ---------  ----------   -----------
   Increase (decrease) in net
     assets resulting from
     principal transactions       (76,396)   (3,008,306)   (18,688)   (568,343)   (158,576)   (467,102)   (4,325,824)
                                 --------   -----------   --------  ----------   ---------  ----------   -----------
Increase (decrease) in net
  assets                          103,535    (2,374,257)    94,307       1,698     (31,365)   (104,912)    2,083,404
Net assets at beginning of
  period                          597,045    20,751,957    698,941   2,498,171     509,730   1,150,648    19,411,558
                                 --------   -----------   --------  ----------   ---------  ----------   -----------
Net assets at end of period      $700,580   $18,377,700   $793,248  $2,499,869   $ 478,365  $1,045,736   $21,494,962
                                 ========   ===========   ========  ==========   =========  ==========   ===========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

                                                                         Divisions
                                ------------------------------------------------------------------------------------------
                                                                                                  Franklin
                                                                                                Templeton VIP
                                                                                                  Founding     Columbia VP
                                               Invesco VI   Ivy Funds                 Franklin      Funds        Marsico
                                 Invesco VI    Growth and      VIP    Franklin Income Strategic  Allocations     Focused
                                Comstock Fund  Income Fund    Asset   Securities Fund  Income       Fund      Equities Fund
                                  Series II     Series II   Strategy      Class 2     VIP Fund     Class 2       Class 1
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)  $ (1,777,178) $   (505,663)  $    --   $  5,603,431    $    --   $   661,953   $  (356,731)
  Net realized gain (loss)        25,885,065    33,091,059        --      3,339,720         --       692,390       970,230
  Capital gain distributions
   from mutual funds                      --    61,894,548        --             --         --        46,563     4,988,687
  Change in net unrealized
   appreciation
   (depreciation) of
   investments                     2,682,489   (51,860,485)      (86)    (4,552,955)        --      (813,380)   (2,464,017)
                                ------------  ------------   -------   ------------    -------   -----------   -----------
   Increase (decrease) in net
     assets resulting from
     operations                   26,790,376    42,619,459       (86)     4,390,196         --       587,526     3,138,169
                                ------------  ------------   -------   ------------    -------   -----------   -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold    10,616,192    11,176,658    10,403     14,694,848     10,403     5,892,340        63,296
  Cost of units redeemed         (39,689,343)  (59,236,943)       --    (12,217,105)        --    (5,481,783)   (4,013,623)
  Net transfers                  (10,882,657)  (26,573,463)       --      8,371,618         --     3,478,972      (298,557)
  Contract maintenance charge     (2,147,309)   (3,234,722)       --       (958,565)        --      (365,343)     (108,304)
  Adjustments to net assets
   allocated to contracts in
   payout period                         232           254        --             (4)        --            --             2
                                ------------  ------------   -------   ------------    -------   -----------   -----------
   Increase (decrease) in net
     assets resulting from
     principal transactions      (42,102,885)  (77,868,216)   10,403      9,890,792     10,403     3,524,186    (4,357,186)
                                ------------  ------------   -------   ------------    -------   -----------   -----------
Increase (decrease) in net
  assets                         (15,312,509)  (35,248,757)   10,317     14,280,988     10,403     4,111,712    (1,219,017)
Net assets at beginning of
  period                         384,187,587   559,065,143        --    150,921,881         --    52,738,368    32,381,678
                                ------------  ------------   -------   ------------    -------   -----------   -----------
Net assets at end of period     $368,875,078  $523,816,386   $10,317   $165,202,869    $10,403   $56,850,080   $31,162,661
                                ============  ============   =======   ============    =======   ===========   ===========
FOR THE YEAR ENDED
  DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)  $   (534,311) $ (1,797,685)  $    --   $  6,772,695    $    --   $ 5,128,207   $  (374,221)
  Net realized gain (loss)        25,145,587    33,371,683        --      1,461,589         --       946,628     1,052,949
  Capital gain distributions
   from mutual funds                      --     4,670,436        --             --         --     8,595,330     4,612,611
  Change in net unrealized
   appreciation
   (depreciation) of
   investments                    80,691,207   113,347,215        --      7,878,092         --    (5,027,233)    4,272,231
                                ------------  ------------   -------   ------------    -------   -----------   -----------
   Increase (decrease) in net
     assets resulting from
     operations                  105,302,483   149,591,649        --     16,112,376         --     9,642,932     9,563,570
                                ------------  ------------   -------   ------------    -------   -----------   -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold     9,109,248    10,066,330        --     12,073,657         --     3,773,392        46,250
  Cost of units redeemed         (35,713,308)  (56,188,672)       --     (9,761,330)        --    (3,770,459)   (4,652,866)
  Net transfers                  (26,922,544)  (48,354,767)       --      6,305,573         --    (1,152,553)   (1,962,956)
  Contract maintenance charge     (2,291,447)   (3,540,126)       --     (1,001,823)        --      (384,582)     (115,797)
  Adjustments to net assets
   allocated to contracts in
   payout period                      11,867          (779)       --              3         --            (1)           31
                                ------------  ------------   -------   ------------    -------   -----------   -----------
   Increase (decrease) in net
     assets resulting from
     principal transactions      (55,806,184)  (98,018,014)       --      7,616,080         --    (1,534,203)   (6,685,338)
                                ------------  ------------   -------   ------------    -------   -----------   -----------
Increase (decrease) in net
  assets                          49,496,299    51,573,635        --     23,728,456         --     8,108,729     2,878,232
Net assets at beginning of
  period                         334,691,288   507,491,508        --    127,193,425         --    44,629,639    29,503,446
                                ------------  ------------   -------   ------------    -------   -----------   -----------
Net assets at end of period     $384,187,587  $559,065,143   $    --   $150,921,881    $    --   $52,738,368   $32,381,678
                                ============  ============   =======   ============    =======   ===========   ===========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

                                                                           Divisions
                                -----------------------------------------------------------------------------------------------
                                                          Columbia VP
                                                            Marsico                                     Sterling
                                Columbia VP  Columbia VP International                   Sterling       Capital      Sterling
                                Marsico 21st   Marsico   Opportunities    Sterling    Capital Special  Strategic   Capital Total
                                Century Fund Growth Fund     Fund      Capital Select  Opportunities   Allocation     Return
                                  Class 1      Class 1      Class 2      Equity VIF         VIF        Equity VIF    Bond VIF
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)   $  (17,683) $  (29,639)  $  (28,759)    $    3,715     $  (160,135)  $        --   $   100,215
  Net realized gain (loss)           39,587     164,307       72,448         51,452         731,603            --       (69,983)
  Capital gain distributions
   from mutual funds                 48,177     314,498           --             --       1,315,173            --        76,132
  Change in net unrealized
   appreciation
   (depreciation) of
   investments                        8,294    (292,133)    (181,797)       (36,813)       (491,915)           --       125,541
                                 ----------  ----------   ----------     ----------     -----------   -----------   -----------
   Increase (decrease) in net
     assets resulting from
     operations                      78,375     157,033     (138,108)        18,354       1,394,726            --       231,905
                                 ----------  ----------   ----------     ----------     -----------   -----------   -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold           --       1,758          900          4,678          14,116            --         8,611
  Cost of units redeemed            (75,066)   (366,767)    (371,793)      (205,458)     (1,779,586)           --      (558,757)
  Net transfers                     (17,166)    (23,222)     104,846         25,679        (602,164)           --       (56,664)
  Contract maintenance charge        (1,136)     (3,810)      (3,933)        (5,722)        (52,514)           --       (34,481)
  Adjustments to net assets
   allocated to contracts in
   payout period                         --          --           --             --              --            --            --
                                 ----------  ----------   ----------     ----------     -----------   -----------   -----------
   Increase (decrease) in net
     assets resulting from
     principal transactions         (93,368)   (392,041)    (269,980)      (180,823)     (2,420,148)           --      (641,291)
                                 ----------  ----------   ----------     ----------     -----------   -----------   -----------
Increase (decrease) in net
  assets                            (14,993)   (235,008)    (408,088)      (162,469)     (1,025,422)           --      (409,386)
Net assets at beginning of
  period                          1,142,130   2,344,258    2,183,096      1,036,586      10,830,520            --     6,373,390
                                 ----------  ----------   ----------     ----------     -----------   -----------   -----------
Net assets at end of period      $1,127,137  $2,109,250   $1,775,008     $  874,117     $ 9,805,098   $        --   $ 5,964,004
                                 ==========  ==========   ==========     ==========     ===========   ===========   ===========
FOR THE YEAR ENDED
  DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)   $  (12,585) $  (30,065)  $  (26,447)    $   (3,869)    $  (167,836)  $    (6,503)  $   109,737
  Net realized gain (loss)           73,247     179,035       93,419         41,879         712,803       170,232       (45,528)
  Capital gain distributions
   from mutual funds                     --          --           --             --       1,232,151            --       216,956
  Change in net unrealized
   appreciation
   (depreciation) of
   investments                      312,315     511,844      325,732        114,470         649,499      (105,423)     (494,954)
                                 ----------  ----------   ----------     ----------     -----------   -----------   -----------
   Increase (decrease) in net
     assets resulting from
     operations                     372,977     660,814      392,704        152,480       2,426,617        58,306      (213,789)
                                 ----------  ----------   ----------     ----------     -----------   -----------   -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold           --       1,009          213            270         (16,057)        1,029       (10,742)
  Cost of units redeemed           (284,417)   (308,999)    (384,433)      (199,718)     (1,485,878)     (165,068)     (840,686)
  Net transfers                     (44,372)   (204,186)    (241,916)        20,469      (1,531,057)   (1,389,480)      (26,354)
  Contract maintenance charge        (1,425)     (4,974)      (5,850)        (6,649)        (59,282)       (2,929)      (37,870)
  Adjustments to net assets
   allocated to contracts in
   payout period                         --          --           --             --               1            --            (6)
                                 ----------  ----------   ----------     ----------     -----------   -----------   -----------
   Increase (decrease) in net
     assets resulting from
     principal transactions        (330,214)   (517,150)    (631,986)      (185,628)     (3,092,273)   (1,556,448)     (915,658)
                                 ----------  ----------   ----------     ----------     -----------   -----------   -----------
Increase (decrease) in net
  assets                             42,763     143,664     (239,282)       (33,148)       (665,656)   (1,498,142)   (1,129,447)
Net assets at beginning of
  period                          1,099,367   2,200,594    2,422,378      1,069,734      11,496,176     1,498,142     7,502,837
                                 ----------  ----------   ----------     ----------     -----------   -----------   -----------
Net assets at end of period      $1,142,130  $2,344,258   $2,183,096     $1,036,586     $10,830,520   $        --   $ 6,373,390
                                 ==========  ==========   ==========     ==========     ===========   ===========   ===========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

                                                                           Divisions
                                -----------------------------------------------------------------------------------------------
                                                                              AST          AST
                                                                          Government   Government        AST           AST
                                     AST          AST           AST       and Quality  and Quality  Government and   Capital
                                   Growth       Growth        Growth         Bond         Bond       Quality Bond  Appreciation
                                  Portfolio    Portfolio     Portfolio     Portfolio    Portfolio     Portfolio     Portfolio
                                   Class 1      Class 2       Class 3       Class 1      Class 2       Class 3       Class 1
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)  $   (821,778) $  (284,174) $ (1,394,376) $    265,389  $    37,796   $    382,473  $ (4,638,326)
  Net realized gain (loss)         5,677,808    1,794,339     7,193,955        (5,945)     (26,124)    (1,907,707)   13,686,473
  Capital gain distributions
   from mutual funds                      --           --            --            --           --             --    51,698,584
  Change in net unrealized
   appreciation
   (depreciation) of
   investments                      (249,382)    (173,876)      (33,503)    2,782,282    1,331,964     20,242,413   (22,437,345)
                                ------------  -----------  ------------  ------------  -----------   ------------  ------------
   Increase (decrease) in net
     assets resulting from
     operations                    4,606,648    1,336,289     5,766,076     3,041,726    1,343,636     18,717,179    38,309,386
                                ------------  -----------  ------------  ------------  -----------   ------------  ------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold       311,169      141,101     2,904,174       169,784      491,115     17,795,060     1,019,052
  Cost of units redeemed         (13,046,650)  (3,621,077)  (14,862,340)  (11,420,099)  (6,188,381)   (69,993,765)  (36,722,085)
  Net transfers                   (2,293,038)     (81,651)   (3,722,628)   (2,157,939)  (1,349,184)    (6,814,174)   (6,749,923)
  Contract maintenance charge        (43,849)     (50,789)     (471,594)      (46,556)     (83,374)    (3,692,525)     (127,054)
  Adjustments to net assets
   allocated to contracts in
   payout period                      12,538         (637)          356         8,479       (1,554)        (2,377)       13,172
                                ------------  -----------  ------------  ------------  -----------   ------------  ------------
   Increase (decrease) in net
     assets resulting from
     principal transactions      (15,059,830)  (3,613,053)  (16,152,032)  (13,446,331)  (7,131,378)   (62,707,781)  (42,566,838)
                                ------------  -----------  ------------  ------------  -----------   ------------  ------------
Increase (decrease) in net
  assets                         (10,453,182)  (2,276,764)  (10,385,956)  (10,404,605)  (5,787,742)   (43,990,602)   (4,257,452)
Net assets at beginning of
  period                          90,632,280   25,167,652   113,886,341    91,347,684   42,659,536    599,998,696   308,056,100
                                ------------  -----------  ------------  ------------  -----------   ------------  ------------
Net assets at end of period     $ 80,179,098  $22,890,888  $103,500,385  $ 80,943,079  $36,871,794   $556,008,094  $303,798,648
                                ============  ===========  ============  ============  ===========   ============  ============
FOR THE YEAR ENDED
  DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)  $   (621,007) $  (233,658) $ (1,177,646) $    849,394  $   282,972   $  3,603,556  $ (4,404,267)
  Net realized gain (loss)         3,161,783    1,258,864     5,949,680       328,042      126,870       (215,406)   11,797,508
  Capital gain distributions
   from mutual funds                      --           --            --       924,256      417,627      5,589,987    31,980,048
  Change in net unrealized
   appreciation
   (depreciation) of
   investments                    21,582,353    5,982,640    27,022,416    (5,825,989)  (2,609,482)   (32,748,213)   44,652,238
                                ------------  -----------  ------------  ------------  -----------   ------------  ------------
   Increase (decrease) in net
     assets resulting from
     operations                   24,123,129    7,007,846    31,794,450    (3,724,297)  (1,782,013)   (23,770,076)   84,025,527
                                ------------  -----------  ------------  ------------  -----------   ------------  ------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold       336,270      227,864     1,579,701       512,796      188,371     16,882,063       874,235
  Cost of units redeemed          (9,514,469)  (4,008,506)  (16,249,212)  (14,640,647)  (7,485,178)   (65,045,415)  (37,912,921)
  Net transfers                   (3,024,770)  (1,924,167)  (10,583,718)   (4,886,384)     165,272     44,624,644   (10,934,066)
  Contract maintenance charge        (49,353)     (58,848)     (520,862)      (56,831)     (98,079)    (3,917,515)     (141,965)
  Adjustments to net assets
   allocated to contracts in
   payout period                      14,246         (243)      (12,806)       16,076       (2,535)         3,607       (34,764)
                                ------------  -----------  ------------  ------------  -----------   ------------  ------------
   Increase (decrease) in net
     assets resulting from
     principal transactions      (12,238,076)  (5,763,900)  (25,786,897)  (19,054,990)  (7,232,149)    (7,452,616)  (48,149,481)
                                ------------  -----------  ------------  ------------  -----------   ------------  ------------
Increase (decrease) in net
  assets                          11,885,053    1,243,946     6,007,553   (22,779,287)  (9,014,162)   (31,222,692)   35,876,046
Net assets at beginning of
  period                          78,747,227   23,923,706   107,878,788   114,126,971   51,673,698    631,221,388   272,180,054
                                ------------  -----------  ------------  ------------  -----------   ------------  ------------
Net assets at end of period     $ 90,632,280  $25,167,652  $113,886,341  $ 91,347,684  $42,659,536   $599,998,696  $308,056,100
                                ============  ===========  ============  ============  ===========   ============  ============

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

                                                                           Divisions
                                ----------------------------------------------------------------------------------------------
                                                                                                         SAST
                                    AST           AST            AST          AST           AST          Small        SAST
                                  Capital       Capital        Natural      Natural       Natural       Company      Mid-Cap
                                Appreciation  Appreciation    Resources    Resources     Resources       Value       Growth
                                 Portfolio     Portfolio      Portfolio    Portfolio     Portfolio     Portfolio    Portfolio
                                  Class 2       Class 3        Class 1      Class 2       Class 3       Class 3      Class 1
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)  $   (809,732) $ (7,080,725) $   (189,712) $   (67,723) $   (809,987) $ (2,993,784) $  (594,138)
  Net realized gain (loss)         3,613,647    27,375,201    (3,064,535)    (659,627)   (7,076,520)   14,635,105    3,663,775
  Capital gain distributions
   from mutual funds               8,898,497    79,976,562            --           --            --     6,631,883    3,065,362
  Change in net unrealized
   appreciation
   (depreciation) of
   investments                    (5,235,643)  (44,473,242)   (4,399,920)  (1,078,859)  (11,151,065)  (21,416,668)  (2,627,687)
                                ------------  ------------  ------------  -----------  ------------  ------------  -----------
   Increase (decrease) in net
     assets resulting from
     operations                    6,466,769    55,797,796    (7,654,167)  (1,806,209)  (19,037,572)   (3,143,464)   3,507,312
                                ------------  ------------  ------------  -----------  ------------  ------------  -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold       287,473    14,285,041       111,548       59,994     2,157,118     4,138,545      209,083
  Cost of units redeemed          (7,294,291)  (54,953,528)   (4,395,352)  (1,136,979)  (12,864,367)  (18,097,057)  (5,823,925)
  Net transfers                   (2,652,646)  (20,439,330)   (1,124,015)     159,815     8,856,316     3,443,440     (486,264)
  Contract maintenance charge        (88,717)   (2,405,910)      (24,755)     (23,435)     (522,883)   (1,472,783)     (21,593)
  Adjustments to net assets
   allocated to contracts in
   payout period                        (342)          368         3,147          (28)        2,586           291          845
                                ------------  ------------  ------------  -----------  ------------  ------------  -----------
   Increase (decrease) in net
     assets resulting from
     principal transactions       (9,748,523)  (63,513,359)   (5,429,427)    (940,633)   (2,371,230)  (11,987,564)  (6,121,854)
                                ------------  ------------  ------------  -----------  ------------  ------------  -----------
Increase (decrease) in net
  assets                          (3,281,754)   (7,715,563)  (13,083,594)  (2,746,842)  (21,408,802)  (15,131,028)  (2,614,542)
Net assets at beginning of
  period                          53,896,333   454,840,165    44,152,161   10,503,909   108,369,729   210,934,543   40,169,622
                                ------------  ------------  ------------  -----------  ------------  ------------  -----------
Net assets at end of period     $ 50,614,579  $447,124,602  $ 31,068,567  $ 7,757,067  $ 86,960,927  $195,803,515  $37,555,080
                                ============  ============  ============  ===========  ============  ============  ===========
FOR THE YEAR ENDED
  DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)  $   (823,001) $ (6,811,915) $   (268,438) $   (83,763) $   (965,088) $ (1,845,946) $  (554,620)
  Net realized gain (loss)         3,599,488    26,333,644    (4,863,087)  (1,020,349)  (11,090,077)   16,697,942    2,758,132
  Capital gain distributions
   from mutual funds               5,908,348    49,630,874            --           --            --       653,149           --
  Change in net unrealized
   appreciation
   (depreciation) of
   investments                     6,559,199    55,708,789     6,858,604    1,531,244    16,375,239    42,584,076   10,146,113
                                ------------  ------------  ------------  -----------  ------------  ------------  -----------
   Increase (decrease) in net
     assets resulting from
     operations                   15,244,034   124,861,392     1,727,079      427,132     4,320,074    58,089,221   12,349,625
                                ------------  ------------  ------------  -----------  ------------  ------------  -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold       326,584    13,979,529       161,184      244,196     2,763,175     3,786,928      204,424
  Cost of units redeemed          (8,486,101)  (56,180,530)   (4,611,327)  (1,378,568)  (13,788,407)  (15,324,266)  (6,722,990)
  Net transfers                   (3,201,270)  (32,028,528)   (4,295,146)    (343,886)   (2,599,288)  (24,321,725)    (131,788)
  Contract maintenance charge       (103,771)   (2,512,243)      (29,595)     (26,175)     (614,166)   (1,627,025)     (21,791)
  Adjustments to net assets
   allocated to contracts in
   payout period                         (94)      (20,599)          684           (1)        1,615           397       (5,576)
                                ------------  ------------  ------------  -----------  ------------  ------------  -----------
   Increase (decrease) in net
     assets resulting from
     principal transactions      (11,464,652)  (76,762,371)   (8,774,200)  (1,504,434)  (14,237,071)  (37,485,691)  (6,677,721)
                                ------------  ------------  ------------  -----------  ------------  ------------  -----------
Increase (decrease) in net
  assets                           3,779,382    48,099,021    (7,047,121)  (1,077,302)   (9,916,997)   20,603,530    5,671,904
Net assets at beginning of
  period                          50,116,951   406,741,144    51,199,282   11,581,211   118,286,726   190,331,013   34,497,718
                                ------------  ------------  ------------  -----------  ------------  ------------  -----------
Net assets at end of period     $ 53,896,333  $454,840,165  $ 44,152,161  $10,503,909  $108,369,729  $210,934,543  $40,169,622
                                ============  ============  ============  ===========  ============  ============  ===========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

                                                                        Divisions
                                ----------------------------------------------------------------------------------------
                                   SAST          SAST         SAST         SAST        SAST         SAST         SAST
                                  Mid-Cap       Mid-Cap      Capital      Capital     Capital     Blue Chip    Blue Chip
                                  Growth        Growth       Growth       Growth      Growth       Growth       Growth
                                 Portfolio     Portfolio    Portfolio    Portfolio   Portfolio    Portfolio    Portfolio
                                  Class 2       Class 3      Class 1      Class 2     Class 3      Class 1      Class 2
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)  $  (265,020) $ (1,868,341) $   (78,606) $  (27,057) $  (722,550) $  (116,861) $  (44,203)
  Net realized gain (loss)        2,038,010    11,122,216      372,359     242,137    3,423,831      431,567     247,267
  Capital gain distributions
   from mutual funds              1,361,144    10,003,907           --          --           --      397,940     123,210
  Change in net unrealized
   appreciation
   (depreciation) of
   investments                   (1,613,262)   (8,734,652)      72,872    (131,517)     157,051      (44,668)    (57,388)
                                -----------  ------------  -----------  ----------  -----------  -----------  ----------
   Increase (decrease) in net
     assets resulting from
     operations                   1,520,872    10,523,130      366,625      83,563    2,858,332      667,978     268,886
                                -----------  ------------  -----------  ----------  -----------  -----------  ----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold       49,816     3,909,276       10,689          76      500,891       18,101       2,199
  Cost of units redeemed         (2,535,294)  (13,344,094)    (714,401)   (639,765)  (4,989,740)    (636,501)   (481,733)
  Net transfers                    (539,096)      262,916       13,094      40,920   (1,619,433)     655,140      73,779
  Contract maintenance charge       (33,482)     (647,203)      (2,827)     (3,206)    (289,174)      (3,530)     (6,302)
  Adjustments to net assets
   allocated to contracts in
   payout period                       (124)          981        2,918          --            1          401          --
                                -----------  ------------  -----------  ----------  -----------  -----------  ----------
   Increase (decrease) in net
     assets resulting from
     principal transactions      (3,058,180)   (9,818,124)    (690,527)   (601,975)  (6,397,455)      33,611    (412,057)
                                -----------  ------------  -----------  ----------  -----------  -----------  ----------
Increase (decrease) in net
  assets                         (1,537,308)      705,006     (323,902)   (518,412)  (3,539,123)     701,589    (143,171)
Net assets at beginning of
  period                         17,850,590   116,935,074    5,594,508   2,079,030   46,442,265    7,363,497   3,022,372
                                -----------  ------------  -----------  ----------  -----------  -----------  ----------
Net assets at end of period     $16,313,282  $117,640,080  $ 5,270,606  $1,560,618  $42,903,142  $ 8,065,086  $2,879,201
                                ===========  ============  ===========  ==========  ===========  ===========  ==========
FOR THE YEAR ENDED
  DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)  $  (260,442) $ (1,715,386) $   (40,749) $  (19,974) $  (472,991) $   (80,082) $  (41,241)
  Net realized gain (loss)        1,677,009    10,050,745      413,359     154,136    2,737,365      216,562     236,954
  Capital gain distributions
   from mutual funds                     --            --           --          --           --      511,324     220,490
  Change in net unrealized
   appreciation
   (depreciation) of
   investments                    4,214,306    28,444,916      929,073     357,011    8,536,666    1,215,071     404,418
                                -----------  ------------  -----------  ----------  -----------  -----------  ----------
   Increase (decrease) in net
     assets resulting from
     operations                   5,630,873    36,780,275    1,301,683     491,173   10,801,040    1,862,875     820,621
                                -----------  ------------  -----------  ----------  -----------  -----------  ----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold       37,852     2,789,518       78,874          76      286,092       65,543       3,020
  Cost of units redeemed         (2,251,643)  (12,671,352)    (808,413)   (136,556)  (4,128,318)    (750,981)   (452,838)
  Net transfers                  (1,006,462)   (9,339,815)    (306,816)   (321,518)  (3,639,843)    (424,862)   (251,377)
  Contract maintenance charge       (38,681)     (676,914)      (3,075)     (3,823)    (304,943)      (3,280)     (6,897)
  Adjustments to net assets
   allocated to contracts in
   payout period                      1,290          (527)      (3,881)         --        1,328         (785)         --
                                -----------  ------------  -----------  ----------  -----------  -----------  ----------
   Increase (decrease) in net
     assets resulting from
     principal transactions      (3,257,644)  (19,899,090)  (1,043,311)   (461,821)  (7,785,684)  (1,114,365)   (708,092)
                                -----------  ------------  -----------  ----------  -----------  -----------  ----------
Increase (decrease) in net
  assets                          2,373,229    16,881,185      258,372      29,352    3,015,356      748,510     112,529
Net assets at beginning of
  period                         15,477,361   100,053,889    5,336,136   2,049,678   43,426,909    6,614,987   2,909,843
                                -----------  ------------  -----------  ----------  -----------  -----------  ----------
Net assets at end of period     $17,850,590  $116,935,074  $ 5,594,508  $2,079,030  $46,442,265  $ 7,363,497  $3,022,372
                                ===========  ============  ===========  ==========  ===========  ===========  ==========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

                                                                         Divisions
                                -------------------------------------------------------------------------------------------
                                   SAST          SAST          SAST          SAST
                                 Blue Chip      Growth        Growth        Growth         SAST        SAST         SAST
                                  Growth     Opportunities Opportunities Opportunities  Technology  Technology   Technology
                                 Portfolio     Portfolio     Portfolio     Portfolio    Portfolio   Portfolio    Portfolio
                                  Class 3       Class 1       Class 2       Class 3      Class 1     Class 2      Class 3
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)  $(1,269,412)  $  (151,688)  $   (56,707) $ (2,658,584) $  (145,929) $  (46,943) $  (420,135)
  Net realized gain (loss)        4,597,614     1,055,700       240,923    12,282,990      565,615     271,293    2,636,327
  Capital gain distributions
   from mutual funds              3,799,169     1,174,824       460,063    22,795,753           --          --           --
  Change in net unrealized
   appreciation
   (depreciation) of
   investments                      775,072    (1,951,631)     (596,167)  (29,548,125)   1,550,565     385,198    3,226,336
                                -----------   -----------   -----------  ------------  -----------  ----------  -----------
   Increase (decrease) in net
     assets resulting from
     operations                   7,902,443       127,205        48,112     2,872,034    1,970,251     609,548    5,442,528
                                -----------   -----------   -----------  ------------  -----------  ----------  -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold    7,388,616        51,984         6,387     1,475,791       37,789       6,820    1,636,190
  Cost of units redeemed         (7,633,328)   (1,562,161)     (421,013)  (16,201,076)    (896,667)   (419,327)  (2,623,820)
  Net transfers                    (103,138)   (1,082,599)     (190,902)   (7,180,146)     415,818     128,728    1,834,135
  Contract maintenance charge      (576,086)       (5,892)       (5,796)   (1,298,044)      (9,904)     (7,363)    (115,938)
  Adjustments to net assets
   allocated to contracts in
   payout period                        102            (9)           --           374          911           2           25
                                -----------   -----------   -----------  ------------  -----------  ----------  -----------
   Increase (decrease) in net
     assets resulting from
     principal transactions        (923,834)   (2,598,677)     (611,324)  (23,203,101)    (452,053)   (291,140)     730,592
                                -----------   -----------   -----------  ------------  -----------  ----------  -----------
Increase (decrease) in net
  assets                          6,978,609    (2,471,472)     (563,212)  (20,331,067)   1,518,198     318,408    6,173,120
Net assets at beginning of
  period                         78,662,929    11,433,943     4,007,411   183,849,459    9,002,990   2,719,453   24,372,613
                                -----------   -----------   -----------  ------------  -----------  ----------  -----------
Net assets at end of period     $85,641,538   $ 8,962,471   $ 3,444,199  $163,518,392  $10,521,188  $3,037,861  $30,545,733
                                ===========   ===========   ===========  ============  ===========  ==========  ===========
FOR THE YEAR ENDED
  DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)  $(1,046,212)  $  (169,877)  $   (64,194) $ (2,812,343) $  (132,067) $  (40,871) $  (339,756)
  Net realized gain (loss)        3,823,679     1,089,879       429,126    14,781,290      415,158     168,647    1,171,244
  Capital gain distributions
   from mutual funds              5,583,346       628,927       225,656    10,279,472           --          --           --
  Change in net unrealized
   appreciation
   (depreciation) of
   investments                   11,961,562     1,840,695       653,926    32,490,141    1,583,417     429,994    3,783,221
                                -----------   -----------   -----------  ------------  -----------  ----------  -----------
   Increase (decrease) in net
     assets resulting from
     operations                  20,322,375     3,389,624     1,244,514    54,738,560    1,866,508     557,770    4,614,709
                                -----------   -----------   -----------  ------------  -----------  ----------  -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold    2,793,414        64,853        11,075     3,293,426       78,282       5,204    1,116,098
  Cost of units redeemed         (5,061,681)   (1,808,908)     (684,935)  (12,921,484)  (1,091,127)   (346,711)  (2,723,255)
  Net transfers                  (6,742,585)     (263,291)     (491,874)  (29,701,622)    (285,978)   (118,813)   1,374,939
  Contract maintenance charge      (584,615)       (6,649)       (7,128)   (1,480,730)      (9,528)     (7,430)    (109,483)
  Adjustments to net assets
   allocated to contracts in
   payout period                       (520)       (4,677)           --          (481)         (82)        (11)       1,330
                                -----------   -----------   -----------  ------------  -----------  ----------  -----------
   Increase (decrease) in net
     assets resulting from
     principal transactions      (9,595,987)   (2,018,672)   (1,172,862)  (40,810,891)  (1,308,433)   (467,761)    (340,371)
                                -----------   -----------   -----------  ------------  -----------  ----------  -----------
Increase (decrease) in net
  assets                         10,726,388     1,370,952        71,652    13,927,669      558,075      90,009    4,274,338
Net assets at beginning of
  period                         67,936,541    10,062,991     3,935,759   169,921,790    8,444,915   2,629,444   20,098,275
                                -----------   -----------   -----------  ------------  -----------  ----------  -----------
Net assets at end of period     $78,662,929   $11,433,943   $ 4,007,411  $183,849,459  $ 9,002,990  $2,719,453  $24,372,613
                                ===========   ===========   ===========  ============  ===========  ==========  ===========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

                                                                          Divisions
                                ---------------------------------------------------------------------------------------------
                                   SAST         SAST          SAST         SAST          SAST
                                  Marsico      Marsico       Marsico      Small &       Small &        SAST          SAST
                                  Focused      Focused       Focused      Mid Cap       Mid Cap       Foreign       Foreign
                                  Growth       Growth        Growth        Value         Value         Value         Value
                                 Portfolio    Portfolio     Portfolio    Portfolio     Portfolio     Portfolio     Portfolio
                                  Class 1      Class 2       Class 3      Class 2       Class 3       Class 2       Class 3
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)  $  (246,305) $  (215,123) $ (1,747,784) $  (171,238) $  (4,804,337) $  (117,834) $ (2,813,571)
  Net realized gain (loss)        2,125,186    1,358,799     7,448,687    1,766,355     35,016,148    1,036,238    15,276,408
  Capital gain distributions
   from mutual funds                949,257      831,499     6,921,199    2,646,501     74,036,956           --            --
  Change in net unrealized
   appreciation
   (depreciation) of
   investments                   (1,475,875)    (753,639)   (2,544,523)  (2,967,141)   (69,566,886)  (2,670,900)  (54,225,681)
                                -----------  -----------  ------------  -----------  -------------  -----------  ------------
   Increase (decrease) in net
     assets resulting from
     operations                   1,352,263    1,221,536    10,077,579    1,274,477     34,681,881   (1,752,496)  (41,762,844)
                                -----------  -----------  ------------  -----------  -------------  -----------  ------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold       22,509       39,459     5,517,541       89,405      9,634,151      197,730    10,115,879
  Cost of units redeemed         (2,088,833)  (2,722,425)  (10,077,741)  (3,587,669)   (51,554,339)  (3,601,294)  (48,672,859)
  Net transfers                    (879,325)    (386,264)     (582,361)    (884,216)   (35,255,737)    (207,867)   28,061,247
  Contract maintenance charge        (7,530)     (27,222)     (742,089)     (45,489)    (3,227,028)     (59,141)   (3,309,417)
  Adjustments to net assets
   allocated to contracts in
   payout period                        321          432            (2)          10         (5,521)        (743)          470
                                -----------  -----------  ------------  -----------  -------------  -----------  ------------
   Increase (decrease) in net
     assets resulting from
     principal transactions      (2,952,858)  (3,096,020)   (5,884,652)  (4,427,959)   (80,408,474)  (3,671,315)  (13,804,680)
                                -----------  -----------  ------------  -----------  -------------  -----------  ------------
Increase (decrease) in net
  assets                         (1,600,595)  (1,874,484)    4,192,927   (3,153,482)   (45,726,593)  (5,423,811)  (55,567,524)
Net assets at beginning of
  period                         16,978,777   14,745,650   109,092,849   20,393,339    517,039,466   24,841,804   529,074,266
                                -----------  -----------  ------------  -----------  -------------  -----------  ------------
Net assets at end of period     $15,378,182  $12,871,166  $113,285,776  $17,239,857  $ 471,312,873  $19,417,993  $473,506,742
                                ===========  ===========  ============  ===========  =============  ===========  ============
FOR THE YEAR ENDED
  DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)  $  (199,999) $  (212,217) $ (1,504,355) $  (248,071) $  (6,605,185) $    43,542  $    429,472
  Net realized gain (loss)          936,351      810,374     4,134,853    1,779,688     35,567,407      723,797    13,677,253
  Capital gain distributions
   from mutual funds                445,470      399,494     2,873,534    1,489,668     36,906,367           --            --
  Change in net unrealized
   appreciation
   (depreciation) of
   investments                    3,087,155    2,981,324    21,789,091    3,157,405     86,240,065    4,018,123    85,936,638
                                -----------  -----------  ------------  -----------  -------------  -----------  ------------
   Increase (decrease) in net
     assets resulting from
     operations                   4,268,977    3,978,975    27,293,123    6,178,690    152,108,654    4,785,462   100,043,363
                                -----------  -----------  ------------  -----------  -------------  -----------  ------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold       40,838       46,429     3,708,808      301,502     11,187,495      278,232     9,500,036
  Cost of units redeemed         (1,863,514)  (1,498,625)   (6,709,358)  (4,115,532)   (48,064,914)  (4,321,356)  (43,526,609)
  Net transfers                     954,477     (952,503)     (780,119)  (1,261,230)   (63,189,279)    (854,605)  (26,105,491)
  Contract maintenance charge        (7,893)     (29,425)     (693,813)     (54,585)    (3,590,317)     (73,762)   (3,717,828)
  Adjustments to net assets
   allocated to contracts in
   payout period                        660         (800)         (112)       6,112            528           86           (26)
                                -----------  -----------  ------------  -----------  -------------  -----------  ------------
   Increase (decrease) in net
     assets resulting from
     principal transactions        (875,432)  (2,434,924)   (4,474,594)  (5,123,733)  (103,656,487)  (4,971,405)  (63,849,918)
                                -----------  -----------  ------------  -----------  -------------  -----------  ------------
Increase (decrease) in net
  assets                          3,393,545    1,544,051    22,818,529    1,054,957     48,452,167     (185,943)   36,193,445
Net assets at beginning of
  period                         13,585,232   13,201,599    86,274,320   19,338,382    468,587,299   25,027,747   492,880,821
                                -----------  -----------  ------------  -----------  -------------  -----------  ------------
Net assets at end of period     $16,978,777  $14,745,650  $109,092,849  $20,393,339  $ 517,039,466  $24,841,804  $529,074,266
                                ===========  ===========  ============  ===========  =============  ===========  ============

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

                                                                            Divisions
                                ------------------------------------------------------------------------------------------------
                                                                SAST                        SAST          SAST          SAST
                                                  SAST       Protected        SAST        American      American      American
                                                VCP Total      Asset        American        Funds         Funds        Funds
                                    SAST         Return      Allocation       Funds        Global        Growth-       Asset
                                  VCP Value     Balanced        SAST         Growth        Growth        Income      Allocation
                                  Portfolio     Portfolio    Portfolio      Portfolio     Portfolio     Portfolio    Portfolio
                                   Class 3       Class 3      Class 3        Class 3       Class 3       Class 3      Class 3
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)  $     56,778  $ (1,698,863) $ (1,812,464) $ (2,866,427) $ (2,778,748) $ (1,418,163) $   (801,451)
  Net realized gain (loss)           292,684       106,557       387,004    19,422,392    20,477,398    16,615,305     8,949,785
  Capital gain distributions
   from mutual funds               2,777,894     6,386,965        11,237     1,600,345    14,368,332     2,067,790     2,947,701
  Change in net unrealized
   appreciation
   (depreciation) of
   investments                     4,948,764       388,969     3,935,354       676,013   (30,453,192)    2,609,188    (5,575,799)
                                ------------  ------------  ------------  ------------  ------------  ------------  ------------
   Increase (decrease) in net
     assets resulting from
     operations                    8,076,120     5,183,628     2,521,131    18,832,323     1,613,790    19,874,120     5,520,236
                                ------------  ------------  ------------  ------------  ------------  ------------  ------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold   104,186,108    97,355,774   108,483,478    18,443,503    14,437,977    20,797,384    17,974,617
  Cost of units redeemed          (3,135,748)   (2,937,267)   (5,700,060)  (27,520,358)  (37,272,800)  (25,437,911)  (15,666,135)
  Net transfers                   47,730,078    44,603,865    48,124,555   (12,202,198)   (1,637,260)   (9,801,324)    2,650,459
  Contract maintenance charge     (1,316,226)   (1,219,927)   (1,827,014)   (1,938,362)   (3,356,090)   (1,507,218)   (1,002,703)
  Adjustments to net assets
   allocated to contracts in
   payout period                          --            --            --           102          (661)       (1,656)       15,412
                                ------------  ------------  ------------  ------------  ------------  ------------  ------------
   Increase (decrease) in net
     assets resulting from
     principal transactions      147,464,212   137,802,445   149,080,959   (23,217,313)  (27,828,834)  (15,950,725)    3,971,650
                                ------------  ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net
  assets                         155,540,332   142,986,073   151,602,090    (4,384,990)  (26,215,044)    3,923,395     9,491,886
Net assets at beginning of
  period                          54,020,433    51,642,050   105,219,286   298,538,080   452,930,380   238,480,333   151,830,987
                                ------------  ------------  ------------  ------------  ------------  ------------  ------------
Net assets at end of period     $209,560,765  $194,628,123  $256,821,376  $294,153,090  $426,715,336  $242,403,728  $161,322,873
                                ============  ============  ============  ============  ============  ============  ============
FOR THE YEAR ENDED
  DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)  $    (86,368) $     62,742  $   (599,181) $ (3,127,732) $ (4,267,125) $   (827,164) $   (189,223)
  Net realized gain (loss)             7,545         6,057       101,340    15,548,709    20,473,353    14,042,082     5,873,217
  Capital gain distributions
   from mutual funds                  45,490     1,188,151            --            --            --            --       195,170
  Change in net unrealized
   appreciation
   (depreciation) of
   investments                     2,299,353     1,025,265     7,480,247    57,064,276    87,059,967    47,994,715    20,718,838
                                ------------  ------------  ------------  ------------  ------------  ------------  ------------
   Increase (decrease) in net
     assets resulting from
     operations                    2,266,020     2,282,215     6,982,406    69,485,253   103,266,195    61,209,633    26,598,002
                                ------------  ------------  ------------  ------------  ------------  ------------  ------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold    41,510,686    40,051,572    69,530,328    12,894,261    13,517,495    13,760,611    10,474,134
  Cost of units redeemed            (299,921)     (283,669)   (1,280,869)  (22,682,629)  (27,185,208)  (18,954,652)  (11,879,742)
  Net transfers                   10,661,001     9,703,228    25,423,441   (24,164,914)  (36,884,757)  (26,096,276)    4,249,683
  Contract maintenance charge       (117,354)     (111,296)     (405,400)   (2,102,552)   (3,625,722)   (1,661,263)   (1,033,876)
  Adjustments to net assets
   allocated to contracts in
   payout period                           1            --             1          (458)          290          (294)      (13,752)
                                ------------  ------------  ------------  ------------  ------------  ------------  ------------
   Increase (decrease) in net
     assets resulting from
     principal transactions       51,754,413    49,359,835    93,267,501   (36,056,292)  (54,177,902)  (32,951,874)    1,796,447
                                ------------  ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net
  assets                          54,020,433    51,642,050   100,249,907    33,428,961    49,088,293    28,257,759    28,394,449
Net assets at beginning of
  period                                  --            --     4,969,379   265,109,119   403,842,087   210,222,574   123,436,538
                                ------------  ------------  ------------  ------------  ------------  ------------  ------------
Net assets at end of period     $ 54,020,433  $ 51,642,050  $105,219,286  $298,538,080  $452,930,380  $238,480,333  $151,830,987
                                ============  ============  ============  ============  ============  ============  ============

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

                                                                           Divisions
                                ----------------------------------------------------------------------------------------------
                                    SAST          SAST          SAST          SAST         SAST          SAST         SAST
                                    Cash          Cash          Cash        Corporate    Corporate     Corporate     Global
                                 Management    Management    Management       Bond         Bond          Bond         Bond
                                 Portfolio     Portfolio     Portfolio      Portfolio    Portfolio     Portfolio    Portfolio
                                  Class 1       Class 2       Class 3        Class 1      Class 2       Class 3      Class 1
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)  $   (620,964) $  (186,629) $  (2,383,022) $  1,464,250  $   386,197  $ 11,165,520  $  (508,552)
  Net realized gain (loss)          (151,123)     (81,778)      (842,270)    1,901,454      509,755     6,208,212     (395,207)
  Capital gain distributions
   from mutual funds                      --           --             --       198,814       58,721     1,721,253           --
  Change in net unrealized
   appreciation
   (depreciation) of
   investments                        36,562       30,083         20,871      (268,496)     (30,020)    5,716,032      399,696
                                ------------  -----------  -------------  ------------  -----------  ------------  -----------
   Increase (decrease) in net
     assets resulting from
     operations                     (735,525)    (238,324)    (3,204,421)    3,296,022      924,653    24,811,017     (504,063)
                                ------------  -----------  -------------  ------------  -----------  ------------  -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold     1,063,380      495,293     96,308,789       313,728      133,312    19,280,627      202,653
  Cost of units redeemed         (13,906,195)  (7,177,162)   (78,827,533)   (9,717,055)  (3,364,465)  (65,527,473)  (4,055,544)
  Net transfers                   11,023,178    2,006,293    (18,899,928)   (4,252,025)    (557,603)    8,626,558       37,923
  Contract maintenance charge        (44,347)     (32,035)      (889,631)      (30,540)     (41,919)   (4,380,788)     (13,183)
  Adjustments to net assets
   allocated to contracts in
   payout period                          (9)        (196)           (16)        2,233       (3,167)          (76)       6,200
                                ------------  -----------  -------------  ------------  -----------  ------------  -----------
   Increase (decrease) in net
     assets resulting from
     principal transactions       (1,863,993)  (4,707,807)    (2,308,319)  (13,683,659)  (3,833,842)  (42,001,152)  (3,821,951)
                                ------------  -----------  -------------  ------------  -----------  ------------  -----------
Increase (decrease) in net
  assets                          (2,599,518)  (4,946,131)    (5,512,740)  (10,387,637)  (2,909,189)  (17,190,135)  (4,326,014)
Net assets at beginning of
  period                          41,819,465   14,481,861    155,470,211    80,677,033   23,787,994   646,977,548   34,673,951
                                ------------  -----------  -------------  ------------  -----------  ------------  -----------
Net assets at end of period     $ 39,219,947  $ 9,535,730  $ 149,957,471  $ 70,289,396  $20,878,805  $629,787,413  $30,347,937
                                ============  ===========  =============  ============  ===========  ============  ===========
FOR THE YEAR ENDED
  DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)  $   (698,404) $  (230,461) $  (2,418,904) $  2,318,645  $   616,228  $ 16,486,116  $  (159,666)
  Net realized gain (loss)          (114,502)     (87,329)      (984,179)    2,391,269      838,889     6,854,481     (679,383)
  Capital gain distributions
   from mutual funds                      --           --             --     1,008,890      292,553     7,671,342      310,963
  Change in net unrealized
   appreciation
   (depreciation) of
   investments                        (6,633)      25,908        189,688    (5,906,163)  (1,852,058)  (33,867,651)  (1,574,978)
                                ------------  -----------  -------------  ------------  -----------  ------------  -----------
   Increase (decrease) in net
     assets resulting from
     operations                     (819,539)    (291,882)    (3,213,395)     (187,359)    (104,388)   (2,855,712)  (2,103,064)
                                ------------  -----------  -------------  ------------  -----------  ------------  -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold     1,195,009      474,246     75,846,435       307,376      149,905    20,362,463      172,238
  Cost of units redeemed         (14,390,580)  (8,037,731)  (104,185,865)  (12,508,075)  (4,201,576)  (57,915,103)  (4,921,428)
  Net transfers                   10,125,801    5,869,606     27,327,931    (5,419,162)    (799,370)   55,556,514   (1,842,201)
  Contract maintenance charge        (53,211)     (39,088)      (877,994)      (37,184)     (49,771)   (4,494,568)     (15,931)
  Adjustments to net assets
   allocated to contracts in
   payout period                       8,907          202            320        11,481        2,408           446        1,183
                                ------------  -----------  -------------  ------------  -----------  ------------  -----------
   Increase (decrease) in net
     assets resulting from
     principal transactions       (3,114,074)  (1,732,765)    (1,889,173)  (17,645,564)  (4,898,404)   13,509,752   (6,606,139)
                                ------------  -----------  -------------  ------------  -----------  ------------  -----------
Increase (decrease) in net
  assets                          (3,933,613)  (2,024,647)    (5,102,568)  (17,832,923)  (5,002,792)   10,654,040   (8,709,203)
Net assets at beginning of
  period                          45,753,078   16,506,508    160,572,779    98,509,956   28,790,786   636,323,508   43,383,154
                                ------------  -----------  -------------  ------------  -----------  ------------  -----------
Net assets at end of period     $ 41,819,465  $14,481,861  $ 155,470,211  $ 80,677,033  $23,787,994  $646,977,548  $34,673,951
                                ============  ===========  =============  ============  ===========  ============  ===========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

                                                                          Divisions
                                ---------------------------------------------------------------------------------------------
                                   SAST          SAST          SAST          SAST         SAST          AST           AST
                                  Global        Global      High-Yield    High-Yield   High-Yield      Asset         Asset
                                   Bond          Bond          Bond          Bond         Bond       Allocation    Allocation
                                 Portfolio     Portfolio    Portfolio     Portfolio    Portfolio     Portfolio     Portfolio
                                  Class 2       Class 3      Class 1       Class 2      Class 3       Class 1       Class 2
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)  $  (130,486) $ (3,375,355) $  1,753,844  $   381,338  $  4,119,302  $    975,033  $    37,198
  Net realized gain (loss)         (179,145)   (3,460,034)    2,515,282      451,848     3,750,060     4,205,081      814,862
  Capital gain distributions
   from mutual funds                     --            --            --           --            --     3,094,805      199,628
  Change in net unrealized
   appreciation
   (depreciation) of
   investments                      175,944     2,359,333    (4,352,861)    (876,907)   (8,751,898)   (1,668,472)    (628,325)
                                -----------  ------------  ------------  -----------  ------------  ------------  -----------
   Increase (decrease) in net
     assets resulting from
     operations                    (133,687)   (4,476,056)      (83,735)     (43,721)     (882,536)    6,606,447      423,363
                                -----------  ------------  ------------  -----------  ------------  ------------  -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold       34,085    12,538,687       351,604       36,822     6,643,401     1,046,394       22,197
  Cost of units redeemed         (1,269,152)  (21,155,105)   (7,948,699)  (2,197,614)  (18,116,216)  (16,008,849)  (3,234,490)
  Net transfers                     (18,328)   10,298,167    (6,343,874)    (181,566)   (9,715,082)   (1,977,053)      16,928
  Contract maintenance charge       (13,980)   (1,585,569)      (24,047)     (22,147)     (711,968)      (45,902)     (17,853)
  Adjustments to net assets
   allocated to contracts in
   payout period                         --          (579)        5,243         (984)         (328)        9,865          (15)
                                -----------  ------------  ------------  -----------  ------------  ------------  -----------
   Increase (decrease) in net
     assets resulting from
     principal transactions      (1,267,375)       95,601   (13,959,773)  (2,365,489)  (21,900,193)  (16,975,545)  (3,213,233)
                                -----------  ------------  ------------  -----------  ------------  ------------  -----------
Increase (decrease) in net
  assets                         (1,401,062)   (4,380,455)  (14,043,508)  (2,409,210)  (22,782,729)  (10,369,098)  (2,789,870)
Net assets at beginning of
  period                          8,716,751   216,989,289    63,869,997   13,195,181   150,844,934   121,313,146    9,535,613
                                -----------  ------------  ------------  -----------  ------------  ------------  -----------
Net assets at end of period     $ 7,315,689  $212,608,834  $ 49,826,489  $10,785,971  $128,062,205  $110,944,048  $ 6,745,743
                                ===========  ============  ============  ===========  ============  ============  ===========
FOR THE YEAR ENDED
  DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)  $   (57,907) $ (1,219,081) $  2,477,224  $   486,881  $  5,080,963  $  1,554,414  $    90,119
  Net realized gain (loss)         (212,086)   (3,720,539)    2,190,158      502,300     5,300,868     3,189,355      413,150
  Capital gain distributions
   from mutual funds                 74,701     1,848,961            --           --            --            --           --
  Change in net unrealized
   appreciation
   (depreciation) of
   investments                     (327,491)   (8,115,676)     (497,353)    (160,961)   (1,728,765)   13,523,273      922,892
                                -----------  ------------  ------------  -----------  ------------  ------------  -----------
   Increase (decrease) in net
     assets resulting from
     operations                    (522,783)  (11,206,335)    4,170,029      828,220     8,653,066    18,267,042    1,426,161
                                -----------  ------------  ------------  -----------  ------------  ------------  -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold       59,739    14,149,965       262,405       56,597     7,033,005       831,475       17,824
  Cost of units redeemed         (1,150,878)  (17,823,735)   (8,819,792)  (2,215,822)  (16,488,613)  (17,549,997)  (1,737,207)
  Net transfers                    (216,469)   23,985,353    (3,102,954)    (256,202)    7,323,988      (720,806)      83,310
  Contract maintenance charge       (17,653)   (1,565,404)      (30,108)     (26,265)     (788,718)      (53,931)     (22,527)
  Adjustments to net assets
   allocated to contracts in
   payout period                         --           244        13,230          963           (87)      (10,350)         923
                                -----------  ------------  ------------  -----------  ------------  ------------  -----------
   Increase (decrease) in net
     assets resulting from
     principal transactions      (1,325,261)   18,746,423   (11,677,219)  (2,440,729)   (2,920,425)  (17,503,609)  (1,657,677)
                                -----------  ------------  ------------  -----------  ------------  ------------  -----------
Increase (decrease) in net
  assets                         (1,848,044)    7,540,088    (7,507,190)  (1,612,509)    5,732,641       763,433     (231,516)
Net assets at beginning of
  period                         10,564,795   209,449,201    71,377,187   14,807,690   145,112,293   120,549,713    9,767,129
                                -----------  ------------  ------------  -----------  ------------  ------------  -----------
Net assets at end of period     $ 8,716,751  $216,989,289  $ 63,869,997  $13,195,181  $150,844,934  $121,313,146  $ 9,535,613
                                ===========  ============  ============  ===========  ============  ============  ===========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

                                                                         Divisions
                                -------------------------------------------------------------------------------------------
                                    AST          SAST         SAST          SAST         SAST         SAST         SAST
                                   Asset        Growth-      Growth-       Growth-      Global       Global       Global
                                 Allocation     Income       Income        Income      Equities     Equities     Equities
                                 Portfolio     Portfolio    Portfolio     Portfolio    Portfolio    Portfolio    Portfolio
                                  Class 3       Class 1      Class 2       Class 3      Class 1      Class 2      Class 3
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)  $   230,641  $   (434,886) $   (53,669) $   (537,041) $  (435,878) $   (49,656) $  (381,777)
  Net realized gain (loss)        1,685,891     7,621,502      961,018     6,264,484    2,205,435      141,507    2,075,151
  Capital gain distributions
   from mutual funds              1,001,577     5,188,570      357,950     4,491,946           --           --           --
  Change in net unrealized
   appreciation
   (depreciation) of
   investments                     (935,975)    4,281,108     (125,006)    3,642,266     (430,783)      28,739     (891,421)
                                -----------  ------------  -----------  ------------  -----------  -----------  -----------
   Increase (decrease) in net
     assets resulting from
     operations                   1,982,134    16,656,294    1,140,293    13,861,655    1,338,774      120,590      801,953
                                -----------  ------------  -----------  ------------  -----------  -----------  -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold    1,568,254       869,565       15,511     8,665,158      143,866       19,717    2,218,480
  Cost of units redeemed         (5,014,751)  (17,943,711)  (1,766,977)   (9,191,535)  (5,439,332)    (399,982)  (4,145,361)
  Net transfers                     932,637    (3,044,413)    (312,845)    3,291,991   (1,034,544)     114,611      295,247
  Contract maintenance charge      (163,735)      (71,526)     (13,858)     (791,319)     (25,293)      (8,974)    (196,373)
  Adjustments to net assets
   allocated to contracts in
   payout period                        384        11,574        2,996           142        2,694           90          734
                                -----------  ------------  -----------  ------------  -----------  -----------  -----------
   Increase (decrease) in net
     assets resulting from
     principal transactions      (2,677,211)  (20,178,511)  (2,075,173)    1,974,437   (6,352,609)    (274,538)  (1,827,273)
                                -----------  ------------  -----------  ------------  -----------  -----------  -----------
Increase (decrease) in net
  assets                           (695,077)   (3,522,217)    (934,880)   15,836,092   (5,013,835)    (153,948)  (1,025,320)
Net assets at beginning of
  period                         37,030,304   147,327,004   10,731,229   111,002,605   53,809,389    5,039,206   34,910,507
                                -----------  ------------  -----------  ------------  -----------  -----------  -----------
Net assets at end of period     $36,335,227  $143,804,787  $ 9,796,349  $126,838,697  $48,795,554  $ 4,885,258  $33,885,187
                                ===========  ============  ===========  ============  ===========  ===========  ===========
FOR THE YEAR ENDED
  DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)  $   351,986  $    (52,212) $   (21,171) $   (119,802) $  (499,884) $   (58,476) $  (390,468)
  Net realized gain (loss)        1,163,078     5,225,114      497,123     4,313,052    1,497,023      151,987    1,304,030
  Capital gain distributions
   from mutual funds                     --     2,560,470      189,752     1,884,093           --           --           --
  Change in net unrealized
   appreciation
   (depreciation) of
   investments                    3,545,387    28,641,192    1,947,237    18,406,883   10,165,609      987,645    5,933,206
                                -----------  ------------  -----------  ------------  -----------  -----------  -----------
   Increase (decrease) in net
     assets resulting from
     operations                   5,060,451    36,374,564    2,612,941    24,484,226   11,162,748    1,081,156    6,846,768
                                -----------  ------------  -----------  ------------  -----------  -----------  -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold    1,697,650       677,642       63,606     7,149,069      206,435      109,557    1,267,110
  Cost of units redeemed         (3,353,986)  (16,726,481)  (1,036,129)   (6,461,681)  (5,482,186)    (906,302)  (2,903,874)
  Net transfers                   1,769,796    (2,803,604)    (144,919)    4,847,154   (1,176,244)    (280,825)   1,403,322
  Contract maintenance charge      (167,207)      (82,734)     (15,190)     (696,476)     (28,545)     (10,447)    (199,620)
  Adjustments to net assets
   allocated to contracts in
   payout period                      3,016       (34,375)      (7,342)         (204)      (5,069)       6,378         (333)
                                -----------  ------------  -----------  ------------  -----------  -----------  -----------
   Increase (decrease) in net
     assets resulting from
     principal transactions         (50,731)  (18,969,552)  (1,139,974)    4,837,862   (6,485,609)  (1,081,639)    (433,395)
                                -----------  ------------  -----------  ------------  -----------  -----------  -----------
Increase (decrease) in net
  assets                          5,009,720    17,405,012    1,472,967    29,322,088    4,677,139         (483)   6,413,373
Net assets at beginning of
  period                         32,020,584   129,921,992    9,258,262    81,680,517   49,132,250    5,039,689   28,497,134
                                -----------  ------------  -----------  ------------  -----------  -----------  -----------
Net assets at end of period     $37,030,304  $147,327,004  $10,731,229  $111,002,605  $53,809,389  $ 5,039,206  $34,910,507
                                ===========  ============  ===========  ============  ===========  ===========  ===========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

                                                                           Divisions
                                ----------------------------------------------------------------------------------------------
                                                                           SAST MFS      SAST MFS      SAST MFS
                                    SAST         SAST          SAST      Massachusetts Massachusetts Massachusetts    SAST
                                  Alliance     Alliance      Alliance      Investors     Investors     Investors   Fundamental
                                   Growth       Growth        Growth         Trust         Trust         Trust       Growth
                                  Portfolio    Portfolio     Portfolio     Portfolio     Portfolio     Portfolio    Portfolio
                                   Class 1      Class 2       Class 3       Class 1       Class 2       Class 3      Class 1
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)  $ (2,675,663) $  (334,023) $ (1,743,275)  $  (530,516)  $  (132,506) $ (3,368,022) $  (685,421)
  Net realized gain (loss)         8,967,274    2,344,372    12,370,741     3,491,811     1,055,472    18,615,141    1,428,853
  Capital gain distributions
   from mutual funds                      --           --            --     2,091,470       424,749    10,754,653           --
  Change in net unrealized
   appreciation
   (depreciation) of
   investments                    14,160,860      443,972     1,808,683      (240,673)     (374,931)   (2,086,729)   1,790,739
                                ------------  -----------  ------------   -----------   -----------  ------------  -----------
   Increase (decrease) in net
     assets resulting from
     operations                   20,452,471    2,454,321    12,436,149     4,812,092       972,784    23,915,043    2,534,171
                                ------------  -----------  ------------   -----------   -----------  ------------  -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold       649,334       59,750     3,072,790       196,766        51,891    10,187,499      151,656
  Cost of units redeemed         (20,751,052)  (3,063,890)  (18,214,216)   (6,886,169)   (1,570,462)  (24,185,765)  (4,702,327)
  Net transfers                   (2,920,537)    (995,720)   (2,988,500)     (437,214)     (249,821)  (12,545,791)    (862,326)
  Contract maintenance charge       (124,215)     (47,387)     (448,593)      (28,846)      (20,990)   (2,080,003)     (34,175)
  Adjustments to net assets
   allocated to contracts in
   payout period                      16,941         (198)           26         3,604          (572)           57          682
                                ------------  -----------  ------------   -----------   -----------  ------------  -----------
   Increase (decrease) in net
     assets resulting from
     principal transactions      (23,129,529)  (4,047,445)  (18,578,493)   (7,151,859)   (1,789,954)  (28,624,003)  (5,446,490)
                                ------------  -----------  ------------   -----------   -----------  ------------  -----------
Increase (decrease) in net
  assets                          (2,677,058)  (1,593,124)   (6,142,344)   (2,339,767)     (817,170)   (4,708,960)  (2,912,319)
Net assets at beginning of
  period                         181,945,320   22,683,417   115,181,825    57,359,876    11,906,751   283,185,602   47,551,481
                                ------------  -----------  ------------   -----------   -----------  ------------  -----------
Net assets at end of period     $179,268,262  $21,090,293  $109,039,481   $55,020,109   $11,089,581  $278,476,642  $44,639,162
                                ============  ===========  ============   ===========   ===========  ============  ===========
FOR THE YEAR ENDED
  DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)  $ (2,082,876) $  (316,139) $ (1,715,291)  $  (485,779)  $  (127,250) $ (3,037,661) $  (655,906)
  Net realized gain (loss)         4,625,604    2,256,043     9,934,486     2,784,510       969,144    15,951,169      468,768
  Capital gain distributions
   from mutual funds                      --           --            --     1,054,437       224,098     5,299,699           --
  Change in net unrealized
   appreciation
   (depreciation) of
   investments                    48,374,452    4,689,867    25,024,690    10,673,274     1,933,338    50,803,190   13,249,231
                                ------------  -----------  ------------   -----------   -----------  ------------  -----------
   Increase (decrease) in net
     assets resulting from
     operations                   50,917,180    6,629,771    33,243,885    14,026,442     2,999,330    69,016,397   13,062,093
                                ------------  -----------  ------------   -----------   -----------  ------------  -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold       588,853       77,188     2,137,769       296,713        25,584     9,510,423      134,368
  Cost of units redeemed         (19,489,574)  (3,796,539)  (17,479,056)   (7,050,704)   (1,587,713)  (18,304,761)  (4,908,345)
  Net transfers                   (7,609,397)  (1,797,918)   (8,180,494)      286,625      (374,239)  (20,310,936)    (863,569)
  Contract maintenance charge       (136,122)     (53,902)     (487,562)      (32,849)      (23,693)   (2,179,539)     (37,716)
  Adjustments to net assets
   allocated to contracts in
   payout period                     (20,278)         (37)          427          (717)           35          (447)      (2,552)
                                ------------  -----------  ------------   -----------   -----------  ------------  -----------
   Increase (decrease) in net
     assets resulting from
     principal transactions      (26,666,518)  (5,571,208)  (24,008,916)   (6,500,932)   (1,960,026)  (31,285,260)  (5,677,814)
                                ------------  -----------  ------------   -----------   -----------  ------------  -----------
Increase (decrease) in net
  assets                          24,250,662    1,058,563     9,234,969     7,525,510     1,039,304    37,731,137    7,384,279
Net assets at beginning of
  period                         157,694,658   21,624,854   105,946,856    49,834,366    10,867,447   245,454,465   40,167,202
                                ------------  -----------  ------------   -----------   -----------  ------------  -----------
Net assets at end of period     $181,945,320  $22,683,417  $115,181,825   $57,359,876   $11,906,751  $283,185,602  $47,551,481
                                ============  ===========  ============   ===========   ===========  ============  ===========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

                                                                            Divisions
                                ------------------------------------------------------------------------------------------------
                                                                              SAST          SAST          SAST          SAST
                                   SAST         SAST           SAST       International International International     Davis
                                Fundamental  Fundamental     Dynamic       Diversified   Diversified   Diversified     Venture
                                  Growth       Growth       Allocation      Equities      Equities      Equities        Value
                                 Portfolio    Portfolio     Portfolio       Portfolio     Portfolio     Portfolio     Portfolio
                                  Class 2      Class 3       Class 3         Class 1       Class 2       Class 3       Class 1
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)  $  (44,083) $ (1,206,294) $  (56,201,173)  $     1,193   $   (30,296) $   (427,233) $ (3,709,881)
  Net realized gain (loss)         200,508     6,300,826       6,064,663       413,189       752,032     3,840,350    16,742,519
  Capital gain distributions
   from mutual funds                    --            --      47,794,998            --            --            --    35,398,463
  Change in net unrealized
   appreciation
   (depreciation) of
   investments                      (8,574)   (1,043,373)    178,209,212    (4,237,688)   (2,286,248)  (18,552,638)  (28,589,806)
                                ----------  ------------  --------------   -----------   -----------  ------------  ------------
   Increase (decrease) in net
     assets resulting from
     operations                    147,851     4,051,159     175,867,700    (3,823,306)   (1,564,512)  (15,139,521)   19,841,295
                                ----------  ------------  --------------   -----------   -----------  ------------  ------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold       6,477       799,175   1,956,487,171       237,918        60,555     2,240,454     1,490,884
  Cost of units redeemed          (270,935)   (8,147,213)   (197,327,609)   (4,223,998)   (2,258,495)  (22,129,928)  (52,328,356)
  Net transfers                   (100,714)   (2,773,536)    733,214,242       368,587       107,322     9,884,964   (11,536,344)
  Contract maintenance charge       (3,439)     (512,590)    (62,182,492)      (19,860)      (43,514)     (791,223)     (190,437)
  Adjustments to net assets
   allocated to contracts in
   payout period                        --           694            (144)        4,678          (174)         (675)       29,692
                                ----------  ------------  --------------   -----------   -----------  ------------  ------------
   Increase (decrease) in net
     assets resulting from
     principal transactions       (368,611)  (10,633,470)  2,430,191,168    (3,632,675)   (2,134,306)  (10,796,408)  (62,534,561)
                                ----------  ------------  --------------   -----------   -----------  ------------  ------------
Increase (decrease) in net
  assets                          (220,760)   (6,582,311)  2,606,058,868    (7,455,981)   (3,698,818)  (25,935,929)  (42,693,266)
Net assets at beginning of
  period                         2,956,092    78,469,003   4,968,981,157    42,330,888    17,883,661   165,223,822   432,542,277
                                ----------  ------------  --------------   -----------   -----------  ------------  ------------
Net assets at end of period     $2,735,332  $ 71,886,692  $7,575,040,025   $34,874,907   $14,184,843  $139,287,893  $389,849,011
                                ==========  ============  ==============   ===========   ===========  ============  ============
FOR THE YEAR ENDED
  DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)  $  (44,129) $ (1,218,547) $  (48,640,400)  $   469,654   $   160,110  $  1,325,561  $ (1,467,943)
  Net realized gain (loss)         236,332     5,934,711       1,224,622        (9,829)      818,136     2,577,863    11,955,770
  Capital gain distributions
   from mutual funds                    --            --       5,728,011            --            --            --    23,696,273
  Change in net unrealized
   appreciation
   (depreciation) of
   investments                     640,690    17,959,321     500,778,158     6,631,808     2,127,607    23,613,251    78,073,426
                                ----------  ------------  --------------   -----------   -----------  ------------  ------------
   Increase (decrease) in net
     assets resulting from
     operations                    832,893    22,675,485     459,090,391     7,091,633     3,105,853    27,516,675   112,257,526
                                ----------  ------------  --------------   -----------   -----------  ------------  ------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold     102,567       610,306   2,010,528,120        73,649        53,971     3,138,011     1,390,283
  Cost of units redeemed          (446,255)   (6,751,614)    (87,166,648)   (4,526,681)   (3,216,581)  (24,073,098)  (48,397,289)
  Net transfers                     (3,856)   (9,752,537)    840,472,149      (576,342)     (587,410)      299,982   (12,605,068)
  Contract maintenance charge       (3,431)     (541,132)    (33,851,475)      (22,862)      (53,630)     (875,518)     (220,934)
  Adjustments to net assets
   allocated to contracts in
   payout period                      (257)         (381)           (144)       (8,390)          234         2,208       (21,643)
                                ----------  ------------  --------------   -----------   -----------  ------------  ------------
   Increase (decrease) in net
     assets resulting from
     principal transactions       (351,232)  (16,435,358)  2,729,982,002    (5,060,626)   (3,803,416)  (21,508,415)  (59,854,651)
                                ----------  ------------  --------------   -----------   -----------  ------------  ------------
Increase (decrease) in net
  assets                           481,661     6,240,127   3,189,072,393     2,031,007      (697,563)    6,008,260    52,402,875
Net assets at beginning of
  period                         2,474,431    72,228,876   1,779,908,764    40,299,881    18,581,224   159,215,562   380,139,402
                                ----------  ------------  --------------   -----------   -----------  ------------  ------------
Net assets at end of period     $2,956,092  $ 78,469,003  $4,968,981,157   $42,330,888   $17,883,661  $165,223,822  $432,542,277
                                ==========  ============  ==============   ===========   ===========  ============  ============

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

                                                                           Divisions
                                -----------------------------------------------------------------------------------------------
                                    SAST          SAST           SAST         SAST          SAST          SAST         SAST
                                    Davis         Davis           MFS          MFS           MFS          Total        Total
                                   Venture       Venture         Total        Total         Total        Return       Return
                                    Value         Value         Return       Return        Return         Bond         Bond
                                  Portfolio     Portfolio      Portfolio    Portfolio     Portfolio     Portfolio    Portfolio
                                   Class 2       Class 3        Class 1      Class 2       Class 3       Class 1      Class 2
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)  $   (650,880) $  (5,933,597) $    753,022  $   131,469  $    490,062  $   (147,065) $   (73,288)
  Net realized gain (loss)         2,948,302     16,966,203     4,825,223    1,630,677     8,733,129       550,501       48,087
  Capital gain distributions
   from mutual funds               5,073,862     43,525,889            --           --            --            --           --
  Change in net unrealized
   appreciation
   (depreciation) of
   investments                    (4,619,623)   (31,774,463)    3,584,123      848,916     3,068,825     1,309,531      443,513
                                ------------  -------------  ------------  -----------  ------------  ------------  -----------
   Increase (decrease) in net
     assets resulting from
     operations                    2,751,661     22,784,032     9,162,368    2,611,062    12,292,016     1,712,967      418,312
                                ------------  -------------  ------------  -----------  ------------  ------------  -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold       232,267     11,342,666       920,977       92,713     5,175,881       380,789       30,781
  Cost of units redeemed          (9,070,876)   (60,774,767)  (18,452,693)  (5,805,439)  (27,814,505)   (7,055,131)  (2,845,925)
  Net transfers                   (1,760,404)   (13,483,062)   (1,909,053)    (888,963)   (5,493,314)   (2,008,459)    (328,262)
  Contract maintenance charge       (114,557)    (2,708,348)      (59,211)     (63,540)     (772,023)      (22,634)     (22,253)
  Adjustments to net assets
   allocated to contracts in
   payout period                       4,540          2,763         3,133        1,461         2,952        (1,007)           4
                                ------------  -------------  ------------  -----------  ------------  ------------  -----------
   Increase (decrease) in net
     assets resulting from
     principal transactions      (10,709,030)   (65,620,748)  (19,496,847)  (6,663,768)  (28,901,009)   (8,706,442)  (3,165,655)
                                ------------  -------------  ------------  -----------  ------------  ------------  -----------
Increase (decrease) in net
  assets                          (7,957,369)   (42,836,716)  (10,334,479)  (4,052,706)  (16,608,993)   (6,993,475)  (2,747,343)
Net assets at beginning of
  period                          63,243,583    521,161,365   145,293,218   43,051,546   207,025,709    56,232,882   14,765,227
                                ------------  -------------  ------------  -----------  ------------  ------------  -----------
Net assets at end of period     $ 55,286,214  $ 478,324,649  $134,958,739  $38,998,840  $190,416,716  $ 49,239,407  $12,017,884
                                ============  =============  ============  ===========  ============  ============  ===========
FOR THE YEAR ENDED
  DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)  $   (349,351) $  (3,364,924) $  1,129,548  $   242,724  $  1,088,769  $   (130,903) $   (72,732)
  Net realized gain (loss)         2,880,608     18,105,071     3,362,654    1,241,512     5,312,880     1,076,822      202,162
  Capital gain distributions
   from mutual funds               3,564,573     29,461,382            --           --            --       752,516      204,976
  Change in net unrealized
   appreciation
   (depreciation) of
   investments                    10,962,023     95,562,189    18,542,621    5,428,444    24,678,331    (5,031,125)  (1,282,483)
                                ------------  -------------  ------------  -----------  ------------  ------------  -----------
   Increase (decrease) in net
     assets resulting from
     operations                   17,057,853    139,763,718    23,034,823    6,912,680    31,079,980    (3,332,690)    (948,077)
                                ------------  -------------  ------------  -----------  ------------  ------------  -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold       501,797      9,879,225       713,605      289,094     5,953,126       443,113      134,050
  Cost of units redeemed          (9,952,421)   (63,486,982)  (20,245,794)  (6,268,272)  (27,831,573)   (8,168,057)  (2,969,017)
  Net transfers                   (3,792,584)   (51,033,653)   (1,255,362)  (2,159,497)    5,199,200    (4,787,418)  (1,905,024)
  Contract maintenance charge       (132,564)    (3,045,895)      (69,750)     (68,384)     (862,615)      (32,047)     (28,293)
  Adjustments to net assets
   allocated to contracts in
   payout period                     (16,401)        (3,558)       (7,646)      (3,975)       (3,402)        9,485          (10)
                                ------------  -------------  ------------  -----------  ------------  ------------  -----------
   Increase (decrease) in net
     assets resulting from
     principal transactions      (13,392,173)  (107,690,863)  (20,864,947)  (8,211,034)  (17,545,264)  (12,534,924)  (4,768,294)
                                ------------  -------------  ------------  -----------  ------------  ------------  -----------
Increase (decrease) in net
  assets                           3,665,680     32,072,855     2,169,876   (1,298,354)   13,534,716   (15,867,614)  (5,716,371)
Net assets at beginning of
  period                          59,577,903    489,088,510   143,123,342   44,349,900   193,490,993    72,100,496   20,481,598
                                ------------  -------------  ------------  -----------  ------------  ------------  -----------
Net assets at end of period     $ 63,243,583  $ 521,161,365  $145,293,218  $43,051,546  $207,025,709  $ 56,232,882  $14,765,227
                                ============  =============  ============  ===========  ============  ============  ===========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

                                                                          Divisions
                                --------------------------------------------------------------------------------------------
                                    SAST
                                    Total        SAST         SAST        SAST          SAST          SAST          SAST
                                   Return       Telecom      Telecom     Telecom       Equity        Equity        Equity
                                    Bond        Utility      Utility     Utility    Opportunities Opportunities Opportunities
                                  Portfolio    Portfolio    Portfolio   Portfolio     Portfolio     Portfolio     Portfolio
                                   Class 3      Class 1      Class 2     Class 3       Class 1       Class 2       Class 3
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)  $ (3,891,584) $   197,199  $   15,985  $   210,159   $  (348,617)  $   (70,396)  $  (598,393)
  Net realized gain (loss)           387,711      891,768     159,520    1,885,330     1,862,931       568,124     3,583,044
  Capital gain distributions
   from mutual funds                      --           --          --           --            --            --            --
  Change in net unrealized
   appreciation
   (depreciation) of
   investments                    26,033,492      658,548      32,114      351,336     1,038,475       (50,883)      584,304
                                ------------  -----------  ----------  -----------   -----------   -----------   -----------
   Increase (decrease) in net
     assets resulting from
     operations                   22,529,619    1,747,515     207,619    2,446,825     2,552,789       446,845     3,568,955
                                ------------  -----------  ----------  -----------   -----------   -----------   -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold    30,306,598       88,642      27,333    2,606,555       233,797        21,995     4,673,723
  Cost of units redeemed         (64,491,583)  (2,121,703)   (354,255)  (2,297,480)   (3,911,298)     (764,993)   (5,631,612)
  Net transfers                  (25,898,305)     250,651     102,799      497,843      (467,364)      (26,154)    6,275,270
  Contract maintenance charge     (6,126,232)     (10,785)     (3,978)    (149,665)      (17,531)       (9,594)     (200,390)
  Adjustments to net assets
   allocated to contracts in
   payout period                      (2,907)      (1,224)         17            1        (2,133)         (131)         (850)
                                ------------  -----------  ----------  -----------   -----------   -----------   -----------
   Increase (decrease) in net
     assets resulting from
     principal transactions      (66,212,429)  (1,794,419)   (228,084)     657,254    (4,164,529)     (778,877)    5,116,141
                                ------------  -----------  ----------  -----------   -----------   -----------   -----------
Increase (decrease) in net
  assets                         (43,682,810)     (46,904)    (20,465)   3,104,079    (1,611,740)     (332,032)    8,685,096
Net assets at beginning of
  period                         790,267,631   16,591,619   2,021,794   23,844,401    31,838,932     5,500,018    40,647,695
                                ------------  -----------  ----------  -----------   -----------   -----------   -----------
Net assets at end of period     $746,584,821  $16,544,715  $2,001,329  $26,948,480   $30,227,192   $ 5,167,986   $49,332,791
                                ============  ===========  ==========  ===========   ===========   ===========   ===========
FOR THE YEAR ENDED
  DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)  $ (2,430,754) $   142,406  $   10,105  $   144,747   $  (288,141)  $   (62,275)  $  (402,245)
  Net realized gain (loss)         1,675,706      526,553     198,304    1,474,908     1,236,189       524,795     2,521,105
  Capital gain distributions
   from mutual funds              10,049,889           --          --           --            --            --            --
  Change in net unrealized
   appreciation
   (depreciation) of
   investments                   (51,566,813)   2,074,355     168,531    1,980,638     6,715,402       921,134     6,516,976
                                ------------  -----------  ----------  -----------   -----------   -----------   -----------
   Increase (decrease) in net
     assets resulting from
     operations                  (42,271,972)   2,743,314     376,940    3,600,293     7,663,450     1,383,654     8,635,836
                                ------------  -----------  ----------  -----------   -----------   -----------   -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold    38,179,408       17,016       2,933    1,739,083       161,169         6,931     2,999,017
  Cost of units redeemed         (55,170,531)  (1,739,085)   (596,269)  (2,088,364)   (3,699,099)     (689,827)   (3,867,903)
  Net transfers                   88,607,644     (290,851)   (120,916)    (561,328)     (894,778)     (477,295)    4,875,801
  Contract maintenance charge     (6,475,110)     (11,282)     (4,871)    (148,694)      (18,901)      (11,099)     (146,808)
  Adjustments to net assets
   allocated to contracts in
   payout period                       1,418       (1,316)         48          (54)        5,162            20            17
                                ------------  -----------  ----------  -----------   -----------   -----------   -----------
   Increase (decrease) in net
     assets resulting from
     principal transactions       65,142,829   (2,025,518)   (719,075)  (1,059,357)   (4,446,447)   (1,171,270)    3,860,124
                                ------------  -----------  ----------  -----------   -----------   -----------   -----------
Increase (decrease) in net
  assets                          22,870,857      717,796    (342,135)   2,540,936     3,217,003       212,384    12,495,960
Net assets at beginning of
  period                         767,396,774   15,873,823   2,363,929   21,303,465    28,621,929     5,287,634    28,151,735
                                ------------  -----------  ----------  -----------   -----------   -----------   -----------
Net assets at end of period     $790,267,631  $16,591,619  $2,021,794  $23,844,401   $31,838,932   $ 5,500,018   $40,647,695
                                ============  ===========  ==========  ===========   ===========   ===========   ===========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

                                                                         Divisions
                                -------------------------------------------------------------------------------------------
                                                                          SAST          SAST          SAST
                                    SAST        SAST         SAST     International International International    SAST
                                 Aggressive  Aggressive   Aggressive   Growth and    Growth and    Growth and    Emerging
                                   Growth      Growth       Growth       Income        Income        Income       Markets
                                 Portfolio   Portfolio    Portfolio     Portfolio     Portfolio     Portfolio    Portfolio
                                  Class 1     Class 2      Class 3       Class 1       Class 2       Class 3      Class 1
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)  $  (431,859) $  (53,545) $  (403,305) $     94,074   $     2,315  $   (148,184) $   (89,448)
  Net realized gain (loss)        1,953,284     220,996    3,137,086      (392,745)      154,681     5,857,072      985,464
  Capital gain distributions
   from mutual funds                     --          --           --            --            --            --           --
  Change in net unrealized
   appreciation
   (depreciation) of
   investments                   (2,197,541)   (220,591)  (3,163,486)   (4,207,360)     (988,936)  (23,314,955)  (3,019,889)
                                -----------  ----------  -----------  ------------   -----------  ------------  -----------
   Increase (decrease) in net
     assets resulting from
     operations                    (676,116)    (53,140)    (429,705)   (4,506,031)     (831,940)  (17,606,067)  (2,123,873)
                                -----------  ----------  -----------  ------------   -----------  ------------  -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold       80,668       5,154    1,295,817       305,091        77,699     1,876,036       60,012
  Cost of units redeemed         (4,964,372)   (366,392)  (3,441,069)   (6,089,085)   (1,183,118)  (20,801,526)  (3,177,185)
  Net transfers                  (2,174,214)    (67,690)   2,315,148      (306,573)      167,576     9,810,261   (1,284,757)
  Contract maintenance charge       (23,979)     (6,239)    (162,150)      (22,992)      (12,658)   (1,049,433)     (20,816)
  Adjustments to net assets
   allocated to contracts in
   payout period                      4,719          --           --        15,733          (233)        2,137           (5)
                                -----------  ----------  -----------  ------------   -----------  ------------  -----------
   Increase (decrease) in net
     assets resulting from
     principal transactions      (7,077,178)   (435,167)       7,746    (6,097,826)     (950,734)  (10,162,525)  (4,422,751)
                                -----------  ----------  -----------  ------------   -----------  ------------  -----------
Increase (decrease) in net
  assets                         (7,753,294)   (488,307)    (421,959)  (10,603,857)   (1,782,674)  (27,768,592)  (6,546,624)
Net assets at beginning of
  period                         33,810,009   3,712,893   25,407,830    46,885,819     8,378,889   175,188,561   32,323,411
                                -----------  ----------  -----------  ------------   -----------  ------------  -----------
Net assets at end of period     $26,056,715  $3,224,586  $24,985,871  $ 36,281,962   $ 6,596,215  $147,419,969  $25,776,787
                                ===========  ==========  ===========  ============   ===========  ============  ===========
FOR THE YEAR ENDED
  DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)  $  (447,238) $  (53,625) $  (349,342) $    229,952   $    23,997  $    165,116  $  (342,921)
  Net realized gain (loss)          555,561     220,848    2,532,950      (935,823)       27,151     5,705,162    1,430,155
  Capital gain distributions
   from mutual funds                     --          --           --            --            --            --           --
  Change in net unrealized
   appreciation
   (depreciation) of
   investments                    9,862,069     984,174    5,373,394     8,926,780     1,455,066    26,196,356   (3,008,988)
                                -----------  ----------  -----------  ------------   -----------  ------------  -----------
   Increase (decrease) in net
     assets resulting from
     operations                   9,970,392   1,151,397    7,557,002     8,220,909     1,506,214    32,066,634   (1,921,754)
                                -----------  ----------  -----------  ------------   -----------  ------------  -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold      106,136       7,369    1,103,802       178,864        26,138     1,320,528      154,201
  Cost of units redeemed         (3,094,512)   (528,707)  (2,575,871)   (5,016,174)   (1,160,395)  (19,818,267)  (3,751,695)
  Net transfers                   1,154,808     (40,993)    (548,146)     (412,495)     (336,357)  (15,309,998)  (2,209,794)
  Contract maintenance charge       (26,343)     (6,759)    (148,589)      (26,919)      (15,699)   (1,279,299)     (26,147)
  Adjustments to net assets
   allocated to contracts in
   payout period                      4,767          41            1         2,077            18           898       31,730
                                -----------  ----------  -----------  ------------   -----------  ------------  -----------
   Increase (decrease) in net
     assets resulting from
     principal transactions      (1,855,144)   (569,049)  (2,168,803)   (5,274,647)   (1,486,295)  (35,086,138)  (5,801,705)
                                -----------  ----------  -----------  ------------   -----------  ------------  -----------
Increase (decrease) in net
  assets                          8,115,248     582,348    5,388,199     2,946,262        19,919    (3,019,504)  (7,723,459)
Net assets at beginning of
  period                         25,694,761   3,130,545   20,019,631    43,939,557     8,358,970   178,208,065   40,046,870
                                -----------  ----------  -----------  ------------   -----------  ------------  -----------
Net assets at end of period     $33,810,009  $3,712,893  $25,407,830  $ 46,885,819   $ 8,378,889  $175,188,561  $32,323,411
                                ===========  ==========  ===========  ============   ===========  ============  ===========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

                                                                          Divisions
                                ---------------------------------------------------------------------------------------------
                                                               SAST                                                  SAST
                                   SAST         SAST        SunAmerica                                              Dogs of
                                 Emerging     Emerging       Dynamic       SAST Real    SAST Real     SAST Real      Wall
                                  Markets      Markets       Strategy       Estate       Estate        Estate       Street
                                 Portfolio    Portfolio     Portfolio      Portfolio    Portfolio     Portfolio    Portfolio
                                  Class 2      Class 3       Class 3        Class 1      Class 2       Class 3      Class 1
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)  $  (27,732) $   (792,693) $  (32,638,085) $   (54,785) $   (36,367) $ (1,191,417) $   (38,654)
  Net realized gain (loss)          90,799     2,698,285       3,454,345    1,791,505      855,374    28,939,780    2,487,320
  Capital gain distributions
   from mutual funds                    --            --         723,995    2,541,050      683,209    19,258,221    1,072,769
  Change in net unrealized
   appreciation
   (depreciation) of
   investments                    (481,582)  (12,548,278)    122,508,101    3,310,271      598,005    11,962,875   (1,155,511)
                                ----------  ------------  --------------  -----------  -----------  ------------  -----------
   Increase (decrease) in net
     assets resulting from
     operations                   (418,515)  (10,642,686)     94,048,356    7,588,041    2,100,221    58,969,459    2,365,924
                                ----------  ------------  --------------  -----------  -----------  ------------  -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold      21,251     4,054,303   1,705,033,350       74,192       20,622     3,836,057      182,466
  Cost of units redeemed          (672,178)  (15,212,846)    (93,696,694)  (3,490,134)  (1,391,942)  (24,845,413)  (3,602,572)
  Net transfers                     93,442     7,198,392     631,348,676      (75,083)    (854,745)  (47,915,916)    (917,845)
  Contract maintenance charge      (11,090)     (945,146)    (33,590,827)     (14,314)     (13,752)   (1,697,992)     (14,839)
  Adjustments to net assets
   allocated to contracts in
   payout period                      (143)          319              --         (649)          98        (3,821)       1,598
                                ----------  ------------  --------------  -----------  -----------  ------------  -----------
   Increase (decrease) in net
     assets resulting from
     principal transactions       (568,718)   (4,904,978)  2,209,094,505   (3,505,988)  (2,239,719)  (70,627,085)  (4,351,192)
                                ----------  ------------  --------------  -----------  -----------  ------------  -----------
Increase (decrease) in net
  assets                          (987,233)  (15,547,664)  2,303,142,861    4,082,053     (139,498)  (11,657,626)  (1,985,268)
Net assets at beginning of
  period                         6,044,398   150,751,361   2,086,919,684   28,572,706    8,546,099   238,203,941   28,655,599
                                ----------  ------------  --------------  -----------  -----------  ------------  -----------
Net assets at end of period     $5,057,165  $135,203,697  $4,390,062,545  $32,654,759  $ 8,406,601  $226,546,315  $26,670,331
                                ==========  ============  ==============  ===========  ===========  ============  ===========
FOR THE YEAR ENDED
  DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)  $  (72,318) $ (1,821,236) $  (14,295,810) $  (138,021) $   (56,861) $ (1,489,549) $    (8,564)
  Net realized gain (loss)         113,360     3,077,142         608,236    2,183,747      627,620    12,925,425    1,764,141
  Capital gain distributions
   from mutual funds                    --            --         445,948           --           --            --           --
  Change in net unrealized
   appreciation
   (depreciation) of
   investments                    (360,414)   (8,761,649)    151,663,768   (2,967,697)    (868,826)  (20,090,789)   5,854,520
                                ----------  ------------  --------------  -----------  -----------  ------------  -----------
   Increase (decrease) in net
     assets resulting from
     operations                   (319,372)   (7,505,743)    138,422,142     (921,971)    (298,067)   (8,654,913)   7,610,097
                                ----------  ------------  --------------  -----------  -----------  ------------  -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold      29,072     4,428,270   1,291,632,437      124,713       70,171     5,121,247      146,411
  Cost of units redeemed          (788,108)  (14,927,976)    (22,232,388)  (4,183,673)  (1,162,904)  (20,767,583)  (2,987,285)
  Net transfers                    409,209    18,253,664     479,957,752   (1,381,611)      34,598    24,872,730    1,235,923
  Contract maintenance charge      (13,863)   (1,023,752)     (9,518,791)     (17,088)     (17,148)   (1,797,858)     (15,109)
  Adjustments to net assets
   allocated to contracts in
   payout period                        38         2,275              34       (6,577)          34           901         (373)
                                ----------  ------------  --------------  -----------  -----------  ------------  -----------
   Increase (decrease) in net
     assets resulting from
     principal transactions       (363,652)    6,732,481   1,739,839,044   (5,464,236)  (1,075,249)    7,429,437   (1,620,433)
                                ----------  ------------  --------------  -----------  -----------  ------------  -----------
Increase (decrease) in net
  assets                          (683,024)     (773,262)  1,878,261,186   (6,386,207)  (1,373,316)   (1,225,476)   5,989,664
Net assets at beginning of
  period                         6,727,422   151,524,623     208,658,498   34,958,913    9,919,415   239,429,417   22,665,935
                                ----------  ------------  --------------  -----------  -----------  ------------  -----------
Net assets at end of period     $6,044,398  $150,751,361  $2,086,919,684  $28,572,706  $ 8,546,099  $238,203,941  $28,655,599
                                ==========  ============  ==============  ===========  ===========  ============  ===========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

                                                                         Divisions
                                -------------------------------------------------------------------------------------------
                                   SAST         SAST
                                  Dogs of      Dogs of                                               SST           SST
                                   Wall         Wall         SAST         SAST         SAST       Allocation    Allocation
                                  Street       Street      Balanced     Balanced     Balanced      Balanced      Moderate
                                 Portfolio    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio     Portfolio
                                  Class 2      Class 3      Class 1      Class 2      Class 3      Class 3       Class 3
FOR THE YEAR ENDED
  DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)  $   (26,767) $  (205,816) $   (61,131) $   (31,251) $  (294,655) $   (471,238) $   (790,525)
  Net realized gain (loss)          984,739    6,043,115    1,688,627      510,245    4,418,818     2,912,165     3,463,059
  Capital gain distributions
   from mutual funds                284,584    3,489,299           --           --           --     8,904,128     4,525,078
  Change in net unrealized
   appreciation
   (depreciation) of
   investments                     (622,182)  (2,284,050)   2,662,948      322,872    3,776,588    (6,166,986)     (421,701)
                                -----------  -----------  -----------  -----------  -----------  ------------  ------------
   Increase (decrease) in net
     assets resulting from
     operations                     620,374    7,042,548    4,290,444      801,866    7,900,751     5,178,069     6,775,911
                                -----------  -----------  -----------  -----------  -----------  ------------  ------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold        5,055   10,310,314      872,876        6,319    7,540,102    11,483,332    13,128,023
  Cost of units redeemed         (1,469,195)  (7,829,919)  (6,354,578)  (1,049,022)  (8,328,121)  (10,291,263)  (12,380,476)
  Net transfers                    (278,131)   4,053,282    1,391,858      254,201    6,509,793    (1,328,494)    1,343,210
  Contract maintenance charge       (12,568)    (423,928)     (29,849)     (12,902)    (537,188)   (1,063,726)   (1,467,155)
  Adjustments to net assets
   allocated to contracts in
   payout period                      5,712        1,186         (735)       2,408           69            --        (2,627)
                                -----------  -----------  -----------  -----------  -----------  ------------  ------------
   Increase (decrease) in net
     assets resulting from
     principal transactions      (1,749,127)   6,110,935   (4,120,428)    (798,996)   5,184,655    (1,200,151)      620,975
                                -----------  -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net
  assets                         (1,128,753)  13,153,483      170,016        2,870   13,085,406     3,977,918     7,396,886
Net assets at beginning of
  period                          8,077,405   77,607,623   46,451,843    8,841,085   82,862,821   140,695,502   184,596,378
                                -----------  -----------  -----------  -----------  -----------  ------------  ------------
Net assets at end of period     $ 6,948,652  $90,761,106  $46,621,859  $ 8,843,955  $95,948,227  $144,673,420  $191,993,264
                                ===========  ===========  ===========  ===========  ===========  ============  ============
FOR THE YEAR ENDED
  DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)  $   (15,378) $   (79,280) $    (6,648) $   (14,138) $  (129,062) $    338,308  $    (12,857)
  Net realized gain (loss)          618,811    4,505,217      802,625      523,116    2,513,733     1,994,338     1,973,092
  Capital gain distributions
   from mutual funds                     --           --           --           --           --       838,754            --
  Change in net unrealized
   appreciation
   (depreciation) of
   investments                    1,541,221   13,396,244    6,392,001      736,286    9,553,744     9,320,456    18,597,100
                                -----------  -----------  -----------  -----------  -----------  ------------  ------------
   Increase (decrease) in net
     assets resulting from
     operations                   2,144,654   17,822,181    7,187,978    1,245,264   11,938,415    12,491,856    20,557,335
                                -----------  -----------  -----------  -----------  -----------  ------------  ------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold       63,413    8,460,447      348,060       99,767    5,781,458     5,902,944    10,466,422
  Cost of units redeemed         (1,012,996)  (5,388,806)  (5,141,337)    (933,652)  (6,592,630)   (8,719,550)   (8,426,221)
  Net transfers                     485,477    8,736,070    1,922,683    1,328,206    6,085,078     4,461,897     5,237,192
  Contract maintenance charge       (14,488)    (356,862)     (33,653)     (11,324)    (566,044)   (1,177,838)   (1,515,299)
  Adjustments to net assets
   allocated to contracts in
   payout period                     (9,747)      (1,049)       1,712       (6,199)         (34)           (9)           (4)
                                -----------  -----------  -----------  -----------  -----------  ------------  ------------
   Increase (decrease) in net
     assets resulting from
     principal transactions        (488,341)  11,449,800   (2,902,535)     476,798    4,707,828       467,444     5,762,090
                                -----------  -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net
  assets                          1,656,313   29,271,981    4,285,443    1,722,062   16,646,243    12,959,300    26,319,425
Net assets at beginning of
  period                          6,421,092   48,335,642   42,166,400    7,119,023   66,216,578   127,736,202   158,276,953
                                -----------  -----------  -----------  -----------  -----------  ------------  ------------
Net assets at end of period     $ 8,077,405  $77,607,623  $46,451,843  $ 8,841,085  $82,862,821  $140,695,502  $184,596,378
                                ===========  ===========  ===========  ===========  ===========  ============  ============

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

                                                                                            Divisions
                                                                             ---------------------------------------
                                                                                 SST
                                                                              Allocation       SST           SST
                                                                               Moderate     Allocation      Real
                                                                                Growth        Growth       Return
                                                                              Portfolio     Portfolio     Portfolio
                                                                               Class 3       Class 3       Class 3
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
 Net investment income (loss)                                                $ (1,141,175) $  (241,457) $ (4,730,675)
 Net realized gain (loss)                                                       4,736,201    2,000,272      (381,598)
 Capital gain distributions from mutual funds                                          --           --            --
 Change in net unrealized appreciation (depreciation) of investments            3,507,181     (950,283)    5,335,384
                                                                             ------------  -----------  ------------
   Increase (decrease) in net assets resulting from operations                  7,102,207      808,532       223,111
                                                                             ------------  -----------  ------------
FROM CAPITAL TRANSACTIONS
 Net proceeds from units sold                                                  10,019,508    5,670,258    13,859,584
 Cost of units redeemed                                                       (13,001,381)  (3,566,580)  (20,804,389)
 Net transfers                                                                    864,864     (641,952)   16,381,560
 Contract maintenance charge                                                   (1,646,046)    (127,793)   (2,495,392)
 Adjustments to net assets allocated to contracts in payout period                     --           --        (2,220)
                                                                             ------------  -----------  ------------
   Increase (decrease) in net assets resulting from principal transactions     (3,763,055)   1,333,933     6,939,143
                                                                             ------------  -----------  ------------
Increase (decrease) in net assets                                               3,339,152    2,142,465     7,162,254
Net assets at beginning of period                                             204,732,449   25,665,233   303,828,327
                                                                             ------------  -----------  ------------
Net assets at end of period                                                  $208,071,601  $27,807,698  $310,990,581
                                                                             ============  ===========  ============
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
 Net investment income (loss)                                                $   (310,447) $  (192,191) $ (2,089,089)
 Net realized gain (loss)                                                       2,469,369      815,972       (36,820)
 Capital gain distributions from mutual funds                                          --           --            --
 Change in net unrealized appreciation (depreciation) of investments           24,977,799    3,618,501   (17,312,138)
                                                                             ------------  -----------  ------------
   Increase (decrease) in net assets resulting from operations                 27,136,721    4,242,282   (19,438,047)
                                                                             ------------  -----------  ------------
FROM CAPITAL TRANSACTIONS
 Net proceeds from units sold                                                   9,731,045    3,868,051    17,795,123
 Cost of units redeemed                                                        (7,320,740)  (1,597,431)  (13,926,793)
 Net transfers                                                                  2,883,794    2,302,784    56,075,778
 Contract maintenance charge                                                   (1,692,573)    (116,975)   (2,408,642)
 Adjustments to net assets allocated to contracts in payout period                     (2)           2         1,199
                                                                             ------------  -----------  ------------
   Increase (decrease) in net assets resulting from principal transactions      3,601,524    4,456,431    57,536,665
                                                                             ------------  -----------  ------------
Increase (decrease) in net assets                                              30,738,245    8,698,713    38,098,618
Net assets at beginning of period                                             173,994,204   16,966,520   265,729,709
                                                                             ------------  -----------  ------------
Net assets at end of period                                                  $204,732,449  $25,665,233  $303,828,327
                                                                             ============  ===========  ============

                            See accompanying notes.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   Variable Separate Account of American General Life Insurance Company (the "Separate Account") is a separate account of American General Life Insurance Company (the "Company"). The Company is a direct wholly owned subsidiary of AGC Life Insurance Company ("AGC"), a wholly owned, indirect subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings, and asset management. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

   On December 31, 2012, SunAmerica Annuity and Life Assurance Company merged into the Company. The Company is an indirect, wholly-owned subsidiary of AIG. As a result of the merger, the Company became the depositor of the Separate Account. The Company is now responsible for all annuity and life insurance contracts funded through the Separate Account. The rights of the contract owners were not affected by the merger.

   The Separate Account offers the following variable annuity products:
   American Pathway II, Polaris, Polaris Advantage, Polaris Advantage II, Polaris Advisor, Polaris Advisor III, Polaris Choice, Polaris Choice II, Polaris Choice III, Polaris Choice IV, Polaris II, Polaris II Platinum Series, Polaris Platinum, Polaris Platinum II, Polaris Platinum III, Polaris Preferred Solution, Polaris Protector, Polaris Retirement Protector, Polaris America, WM Diversified Strategies, WM Diversified Strategies III, and Polaris Select Investor.

   The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms, and financial institutions. The distributor of these contracts is AIG Capital Services, Inc., an affiliate of the Company, except for WM Diversified Strategies and WM Diversified Strategies III, for which the distributor is Principal Funds Distributor, Inc. No underwriting fees are paid in connection with the distribution of these contracts.

   The Separate Account is composed of a total of 206 variable portfolios of different classes (the "Variable Account"). Each of the Variable Accounts is invested solely in the shares of one of the following: (1) the fifteen currently available Class 1, Class 2, and Class 3 investment portfolios of the Anchor Series Trust (the "Anchor Trust"), (2) the ninety five currently available Class 1, Class 2, and Class 3 investment portfolios of the SunAmerica Series Trust (the "SunAmerica Trust"), (3) the four currently available Series II investment portfolios of the Invesco Variable Insurance Funds (the "Invesco Funds"), (4) the thirty-six currently available Class 1 and Class 2 investment portfolios of the Principal Variable Contracts Funds, Inc. (the "Principal Funds"), (5) the two currently available Class 1 investment portfolios of the Columbia Funds Variable Insurance Trust (the "Columbia Trust"), (6) the six currently available Class 1 and Class 2 investment portfolios of the Columbia Funds Variable Insurance Trust I (the "Columbia Trust I"), (7) the three currently available Class 1 and Class 2 investment portfolio of the Columbia

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION (continued)

   Funds Variable Series Trust II (the "Columbia Trust II"), (8) the twelve currently available Class 2, Class 3 and Class 4 investment portfolios of the American Funds Insurance Series (the "American Series"), (9) the five currently available Class VC investment portfolios of the Lord Abbett Series Fund, Inc. (the "Lord Abbett Fund"), (10) the three currently available investment portfolios of the Sterling Capital Variable Insurance Funds (the "Sterling Capital Funds"), (11) the three currently available Class 2 investment portfolios of the Franklin Templeton Variable Insurance Products Trust (the "Franklin Templeton Trust"), (12) the five currently available Class 3 investment portfolios of the Seasons Series Trust (the "Seasons Trust"). (13) the five currently available Class III investment portfolios of the BlackRock Variable Series Funds, (14) the three currently available Class Adv and Services Shares investment portfolios of the Goldman Sachs Variable Insurance Trust, (15) the one currently available Class A investment portfolio of the Ivy Funds Variable Insurance Portfolios,
   (16) the one currently available Class II investment portfolio of The Universal Institutional Funds, Inc., (17) the one currently available Class S investment portfolio of the Neuberger Berman Advisers Management Trust,
   (18) the three currently available Class Adv investment portfolio of the PIMCO Variable Insurance Trust, or (19) the six currently available investment portfolios of the VALIC Company I. The primary difference between the classes of the Variable Accounts is that the Class 2 shares in the Anchor Trust and the SunAmerica Trust are subject to 12b-1 fees of 0.15%, the Class 3 shares of the American Series are subject to 12b-1 fees of 0.18%, the Class 2 shares of the Principal Funds, the Franklin Templeton Trust, the Class 2 and Class 4 shares of American Series, the Class 2 shares of the Columbia Trust I, the Columbia Funds Variable Series Trust II, the Series II shares in the Invesco Funds, the Class 3 shares of the Anchor Trust, the SunAmerica Trust, and the shares of the Seasons Trust, the Class A Shares of IVY Variable Insurance Portfolios, the Neuberger Berman Advisers Management Trust, the Service Class Shares of the Goldman Sachs Variable Insurance Trust are subject to 12b-1 fees of 0.25%, and the Class Adv shares of the Goldman Sachs Variable Insurance Trust are subject to 12b-1 fees of 0.40% of each classes' average daily net assets, while the Class 1 shares are not subject to 12b-1 fees. The Class VC shares of the Lord Abbett Fund and the shares of the Sterling Capital Funds are not subject to 12b-1 fees. The Anchor Trust, the SunAmerica Trust, the Seasons Trust, the Invesco Funds, the Principal Funds, the Columbia Trust, the Columbia Trust I, the Columbia Trust II, the American Series, the Lord Abbett Fund, the Sterling Capital Funds, and the Franklin Templeton Trust, the BlackRock Variable Series Funds, the Goldman Sachs Variable Insurance Trust, the Ivy Funds Variable Insurance Portfolios, The Universal Institutional Funds, Inc., the Neuberger Berman Advisers Management Trust, the PIMCO Variable Insurance Trust, and the VALIC Company I (collectively referred to as the "Trusts") are diversified, open-end investment companies, which retain investment advisers to assist in their investment activities. The Anchor Trust, the SunAmerica Trust, the Seasons Trust, and the VALIC Company I are affiliated investment companies. The contract holder may elect to have investments allocated to one of the offered guaranteed-interest funds of the Company (the "General Account"),

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION (continued)

   which are not a part of the Separate Account. These financial statements include balances allocated by the contract holders to the Variable Accounts and do not include balances allocated to the General Account.

   On March 9, 2012, the MTB Group of Funds was re-branded as the Wilmington Funds Trust. On the same date, the MTB Managed Allocation Fund-Moderate Growth II was renamed the Wilmington Managed Allocation Fund-Moderate Growth II.

   On April 30, 2012, the Invesco Van Kampen V.I. Capital Growth Fund was renamed the Invesco Van Kampen V.I. American Franchise Fund.

   On May 1, 2012, the Mid Cap Value Portfolio was renamed the Mid Cap Stock Portfolio.

   On June 29, 2012, the Columbia Variable Portfolio - Diversified Equity Income Fund was renamed the Columbia Variable Portfolio - Dividend Opportunity Fund.

   On September 28, 2012, the Wilmington Managed Allocation Fund-Moderate Growth II was liquidated.

   On April 30, 2013, the SunAmerica Series Trust VCP Value Portfolio and the SunAmerica Series Trust Total Return Balanced Portfolio commenced operations.

   On August 12, 2013, the Protected Asset Allocation SAST Portfolio was renamed VCP Managed Asset Allocation SAST Portfolio.

   On May 1, 2014, the Franklin Income Securities Fund was renamed Franklin Income VIP Fund and the Franklin Templeton VIP Founding Funds Allocation Fund was renamed Franklin Founding Funds Allocation VIP Fund.

   On November 10, 2014, AFIS - Capital Income Builder, IVY Funds VIP Asset Strategy, and Franklin Strategic Income VIP Fund, Columbia VP Emerging Markets Bond, Columbia VP Limited Duration Credit, Neuberger Berman AMT Absolute Return Multi-Manager Fund, Lord Abbett Short Duration Income Portfolio, Lord Abbett Bond Debenture Portfolio, Lord Abbett Fundamental Equity Portfolio, UIF Global Infrastructure Portfolio, Goldman Sachs Multi-Strategy Alternatives Portfolio, Goldman Sachs Global Markets Navigator Fund, Goldman Sachs Strategic Income Fund, PIMCO Emerging Markets Bond Portfolio, PIMCO All Asset Portfolio, PIMCO Unconstrained Bond Portfolio, VALIC Company I Global Social Awareness Fund, VALIC Company I International Equities Index Fund, VALIC Company I Nasdaq-100 Index Fund, VALIC Company I Small Cap Index Fund, VALIC Company I Stock Index Fund commenced operations.

   The assets of the Account are segregated from the Company's other assets. The operations of the Account are part of the Company.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION (continued)

   Net purchases from the contracts are allocated to the Sub-accounts and invested in the Funds in accordance with contract owner instructions. The purchases are recorded as principal transactions in the Statements of Changes in Net Assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

   INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on a first-in, first-out basis.

   ACCUMULATION UNIT: This is a measuring unit used to calculate the contract owner's interest. Such units are valued on each day that the New York Stock Exchange ("NYSE") is open for business to reflect investment performance and the prorated daily deduction for mortality and expense risk charges.

   FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

   USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

   RESERVES FOR CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: Net assets allocated to contracts in the payout period are based on the Annuity 2000 Mortality Table, the 1971 Individual Mortality Table, and the 1983(a) Individual Mortality Table depending on the calendar year of annuitzation as well as other assumptions, including provisions for the

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

   risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments for all products with the exception of the American Pathway II product, which uses a 4.0% assumed interest rate.

   At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the Company. If there are transfers between the Company and the Separate Account they will be disclosed as adjustments to net assets allocated to contracts in payout period in the accompanying Statements of Changes in Net Assets.

   Annuity benefit payments are recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets.

3. FAIR VALUE MEASUREMENTS

   Assets and liabilities recorded at fair value in the Separate Account Statements of Assets and Liabilities are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurements in its entirety. The Separate Account's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgments. In making the assessment, the Separate Account considers factors specific to the asset or liability.

   Level 1 - Fair value measurements that are quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments. Assets and liabilities measured at fair value on a recurring basis and classified as Level 1 include government and agency securities, actively traded listed common stocks and derivative contracts, most separate account assets, and most mutual funds.

   Level 2 - Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. Assets and liabilities

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

3. FAIR VALUE MEASUREMENTS

   measured at fair value on a recurring basis and classified as Level 2 generally include certain government securities, most investment-grade and high-yield corporate bonds, certain asset backed securities, certain listed equities, state, municipal, and provincial obligations, hybrid securities, and derivative contracts.

   Level 3 - Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Assets and liabilities measured at fair value on a recurring basis and classified as Level 3 principally include certain fixed income securities and equities.

   The Separate Account assets measured at fair value as of December 31, 2014 consist of investments in trusts, which are registered and open-end mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1 as of December 31, 2014 and for the year then ended. The Separate Account had no liabilities as of December 31, 2014. See the Schedules of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2014, and respective hierarchy level. As all assets are of the Separate Account are classified as Level 1, no reconciliation of Level 3 assets and changes in unrealized gains (losses) for Level 3 assets still held as of December 31, 2014 is presented.

4. CHARGES AND DEDUCTIONS

   Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

   WITHDRAWAL CHARGE: Each contract provides that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the specific contracts, with a maximum charge of up to 9% of any amount withdrawn that exceeds the free withdrawal amount, and are recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. There are no withdrawal charges under the Polaris Advisor contract.

   CONTRACT MAINTENANCE CHARGE: An annual contract maintenance charge ranging from $30 to $50 is charged against contracts, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge is assessed as

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
           (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE
                                   COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

4. CHARGES AND DEDUCTIONS (continued)

   of the date of surrender, and deducted from that withdrawal. The contract maintenance charge is recorded as a cost of units redeemed in the accompanying Statements of Changes in Net Assets.

   SEPARATE ACCOUNT ANNUAL CHARGE: The Separate Account deducts a separate account annual charge comprised of mortality and expense risk charges and distribution expense charges, computed on a daily basis. Separate Account Annual Charges are recorded as a charge in the Statements of Operations. The total annual rates of the net asset value of each portfolio, depending on any optional death benefits elected for each product, are as follows:
   American Pathway II, 1.30% or 1.40%; Polaris, 1.52%; Polaris II, 1.52% or 1.77%; PolarisAmerica, 1.52% or 1.77%; Polaris Platinum, 1.52% or 1.77%; WM Diversified Strategies, 1.40%, 1.55%, or 1.80%; Polaris Protector, 1.52% or 1.77%; Polaris Choice, 1.52%, 1.72%, or 1.97%; WM Diversified Strategies III, 1.55%, 1.70%, or 1.95%; Polaris Platinum II, 1.52%, 1.77%, or 2.02%;
   Polaris Choice II, 1.52%, 1.72%, or 1.97%; Polaris Advisor, 1.52%, 1.72%, or 1.97%; Polaris Choice III, 1.52%, 1.77%, 2.02%, or 2.17%; Polaris Preferred Solution, 1.15%, 1.40%, 1.55%, 1.80%, or 2.05%; Polaris Advantage, 1.65%,
   1.90%, or 2.30%; Polaris Advisor III, 1.65%, 1.90%, or 2.30%; Polaris
   Platinum III, 1.30%, 1.55%, or 1.95%; Polaris Choice IV, 1.65%, 1.90%, or
   2.30%; Polaris Advantage II, 1.30%, 1.55%, 1.90%, or 2.15%; Polaris
   Retirement Protector, 1.30%, 1.55%, or 1.80%; Polaris Select Investor, 1.10%, 1.35%, 1.40% or 1.70%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract. The distribution expense charge is deducted at an annual rate of 0.15% of the net asset value of each portfolio and is included in the respective separate account annual charge rate. This charge is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

   TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets.

   INCOME PROTECTOR FEE: The optional Income Protector Program, offered in Polaris Protector, Polaris Choice, Polaris II, Polaris Choice II, Polaris America, Polaris Platinum, Polaris Platinum II, WM Diversified Strategies, and WM Diversified Strategies III, provides a guaranteed fixed minimum retirement income upon annuitization.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

4. CHARGES AND DEDUCTIONS (continued)

   The fee will range from 0.10% to 0.45% of the income benefit base (as defined in the prospectus), deducted annually from the contract value, and is recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The income benefit base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees, and charges.

   CAPITAL PROTECTOR FEE: The optional Capital Protector Program offered in Polaris Protector, Polaris Platinum II, Polaris Choice II, WM Diversified Strategies, WM Diversified Strategies III, Polaris Choice III, Polaris Preferred Solution and Polaris Advantage provides a guaranteed minimum contract value at the end of an applicable waiting period. The annual fee ranges from 0.10% to 0.65% of the contract value minus purchase payments received after the 90/th/ day from the contract issue date. The fee is deducted quarterly from the contract value during the waiting period, and is recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets.

   MARKETLOCK, MARKETLOCK FOR TWO, INCOME REWARDS, MARKETLOCK FOR LIFE PLUS, MARKETLOCK INCOME PLUS, AND MARKETLOCK FOR LIFE FEE: The optional MarketLock, MarketLock for Two, Income Rewards, MarketLock for Life Plus, MarketLock Income Plus, and MarketLock for Life features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The MarketLock feature is offered in Polaris Choice II, Polaris Platinum II, WM Diversified Strategies, WM Diversified Strategies III, Polaris Choice III, Polaris Preferred Solution, and Polaris Advantage. The MarketLock for Two feature is offered in Polaris Choice II, Polaris Platinum II, WM Diversified Strategies, WM Diversified Strategies III, Polaris Choice III, and Polaris Preferred Solution. The Income Rewards feature is offered in Polaris Protector, Polaris Choice II, Polaris Platinum II, WM Diversified Strategies, WM Diversified Strategies III, Polaris Choice III, and Polaris Preferred Solution. The annual fee ranges from 0.50% to 0.65% for MarketLock, 0.40% for MarketLock for Two prior to the first withdrawal and 0.80% after the first withdrawal, and 0.65% for Income Rewards in years 0-7 and 0.45% in years 8-10, of the maximum anniversary value benefit base (as defined in the prospectus) is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals.

   The MarketLock for Life Plus feature is offered in Polaris Platinum II, Polaris Choice III, Polaris Preferred Solution, and Polaris Advantage. The annual fee ranges from 0.65% to 0.95% for one covered person and from 0.90% to 1.25% for two covered persons, of the maximum anniversary value benefit base, deducted quarterly from the contract value and recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The maximum anniversary value benefit base for MarketLock for Life Plus is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

4. CHARGES AND DEDUCTIONS (continued)

   The MarketLock Income Plus feature is offered in Polaris Platinum II, Polaris Choice III, Polaris Advisor III, Polaris Preferred Solution, Polaris Platinum III, and Polaris Advantage. The annual fee ranges from 0.85% to 1.10% for one covered person and from 1.10% to 1.35% for two covered persons, of the maximum anniversary value benefit base, deducted quarterly from the contract value and recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The maximum anniversary value benefit base for MarketLock Income Plus is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments in year 2-5 over the first year purchase payments.

   The MarketLock for Life feature is offered in Polaris Platinum II, Polaris Choice III, Polaris Choice IV, Polaris Preferred Solution, Polaris Platinum III, and Polaris Advantage. The annual fee is 0.70% for one covered person and 0.95% for two covered persons, of the maximum anniversary value benefit base, deducted quarterly from the contract value and recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The maximum anniversary value benefit base for MarketLock for Life is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year plus, or the highest anniversary date contract value less purchase payments in year 2-5 over the first year purchase payments.

   POLARIS INCOME PLUS AND POLARIS INCOME BUILDER FEE: The optional Polaris Income Plus and Polaris Income Builder features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The Polaris Income Plus feature is offered in Polaris Platinum III, Polaris Choice III, Polaris Choice IV, Polaris Advantage, Polaris Advantage II, Polaris Retirement Protector and Polaris Preferred Solution. The Polaris Income Builder feature is offered in Polaris Platinum III, Polaris Choice III, Polaris Choice IV, Polaris Advantage, Polaris Advantage II and Polaris Preferred Solution. The annual fee ranges from 0.60% to 2.20% for one covered person and 0.60% to 2.70% for two covered persons, of the maximum anniversary value benefit base, deducted quarterly from the contract value and recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The fee may change after the first year based on an index of market volatility. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first five years, adjusted for withdrawals plus a credit, if eligible, or the maximum anniversary date contract value.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

4. CHARGES AND DEDUCTIONS (continued)

   PREMIUM TAXES: Certain states charge the Company a tax on purchase payments up to a maximum of 3.5%. Some states assess premium taxes at the time purchase payments are made; whereas some states assess premium taxes at the time annuity payments begin or at the time of surrender. There are certain states that do not assess premium taxes. The Company currently deducts premium taxes upon annuitization; however, it reserves the right to deduct premium taxes when a purchase payment is made or upon surrender of the contract. Premium taxes are deducted from purchases when a contract annuitizes in the Statements of Changes in Net Assets.

   SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

For the year ended December 31, 2014, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                               Cost of   Proceeds from
Sub-accounts                                                  Purchases      Sales
------------                                                 ----------- -------------
Lord Abbett Growth and Income Portfolio Class VC             $ 8,147,401  $48,796,148
AFIS - Capital Income Builder                                      6,936           --
American Funds Growth-Income Fund Class 2                     25,836,329   70,967,404
American Funds Growth-Income Fund Class 3                     13,239,504   29,814,463
American Funds Growth Fund Class 2                            21,575,826   64,491,791
American Funds Growth Fund Class 3                            13,108,796   26,386,930
American Funds High-Income Bond Fund Class 3                   2,201,241    4,384,263
Lord Abbett Mid Cap Stock Portfolio Class VC                     307,868    5,008,765
American Funds Asset Allocation Fund Class 2                   6,796,918   12,652,198
American Funds Asset Allocation Fund Class 3                   3,884,270    6,301,872
American Funds Global Growth Fund Class 2                     31,488,613   46,157,173
American Funds Cash Management Fund Class 3                    4,263,024    4,625,925
American Funds International Fund Class 3                        815,361    7,078,012
American Funds US Government AAA-Rated Securities Fund
  Class 3                                                      1,611,034    3,619,581
Principal Equity Income Account Class 1                          473,500    2,640,260
Principal Equity Income Account Class 2                          368,291    1,311,802
Principal LargeCap Blend Account II Class 1                       52,101      195,189
Principal LargeCap Blend Account II Class 2                       36,038       65,378
Principal LargeCap Growth Account Class 1                        197,914       68,641
Principal LargeCap Growth Account Class 2                         17,339       89,025
Principal Income Account Class 1                                 283,321    1,186,532
Principal Income Account Class 2                                 126,029      420,416
Principal Diversified International Account Class 1               46,273      312,112
Principal Diversified International Account Class 2               24,809       92,589
Principal Money Market Account Class 1                           560,099      793,200
Principal Money Market Account Class 2                             1,201      239,391
Principal Real Estate Securities Account Class 1                  28,509      152,507
Principal Real Estate Securities Account Class 2                   4,293       41,179
Principal SAM Balanced Portfolio Class 1                       7,511,241    9,350,078
Principal SAM Balanced Portfolio Class 2                       6,612,027    6,921,748
Principal SAM Conservative Balanced Portfolio Class 1            509,256    1,176,892
Principal SAM Conservative Balanced Portfolio Class 2            664,761      949,387
Principal SAM Conservative Growth Portfolio Class 1            3,022,448    3,876,740
Principal SAM Conservative Growth Portfolio Class 2            3,604,146    4,255,157
Principal SAM Flexible Income Portfolio Class 1                  832,267    1,422,819
Principal SAM Flexible Income Portfolio Class 2                  730,151    1,019,673
Principal SAM Strategic Growth Portfolio Class 1               1,452,777    2,104,076
Principal SAM Strategic Growth Portfolio Class 2               1,675,792    1,270,015
Principal Short-Term Income Account Class 1                       14,671      157,260
Principal Short-Term Income Account Class 2                       13,160       30,003
Principal SmallCap Growth Account II Class 1                      35,896      102,081
Principal SmallCap Growth Account II Class 2                       8,264       19,114
Principal SmallCap Value Account I Class 1                        26,281       85,623
Principal SmallCap Value Account I Class 2                        48,452       16,109
Principal Government & High Quality Bond Class 1                 122,376      387,026
Principal Government & High Quality Bond Class 2                  35,840      102,222
Principal PVC Capital Appreciation Account Class 1             1,969,574    1,779,975
Principal PVC Principal Capital Appreciation Account Class 2     356,397      235,151
Principal PVC MidCap Blend Acct Class 1                          208,661      291,375
Principal PVC MidCap Blend Acct Class 2                           64,632       50,819
Columbia VP Income Opportunities Fund Class 1                    814,022    4,031,422
Columbia VP Asset Allocation Fund Class 1                         38,693       60,544
Columbia VP -Dividend Opportunity Fund Class 1                     1,263      541,189
Columbia VP Mid Cap Growth Opportunity Fund Class 1                1,447       50,213
Columbia VP Small Company Growth Fund Class 1                     64,911      115,423
Invesco VI American Franchise Fund Series II                   2,211,240    5,409,732
Invesco VI Comstock Fund Series II                            20,783,681   64,661,384
Invesco VI Growth and Income Fund Series II                   82,851,782   99,327,455
Ivy Funds VIP Asset Strategy                                      10,403           --
Franklin Income Securities Fund Class 2                       42,631,790   27,146,532
Franklin Strategic Income VIP Fund                                10,403           --
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                     13,278,775    9,045,117
Columbia VP Marsico Focused Equities Fund Class 1              6,326,211    6,051,385
Columbia VP Marsico 21st Century Fund Class 1                     49,043      111,916
Columbia VP Marsico Growth Fund Class 1                          331,751      438,933
Columbia VP Marsico International Opportunities Fund Class 2     126,681      425,420

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS - CONTINUED

                                                               Cost of    Proceeds from
Sub-accounts                                                  Purchases       Sales
------------                                                 ------------ -------------
Sterling Capital Select Equity VIF                           $     54,802 $    231,902
Sterling Capital Special Opportunities VIF                      1,520,885    2,785,964
Sterling Capital Total Return Bond VIF                            506,822      971,719
AST Growth Portfolio Class 1                                      660,800   16,533,822
AST Growth Portfolio Class 2                                    1,076,138    4,973,365
AST Growth Portfolio Class 3                                    4,946,361   22,492,410
AST Government and Quality Bond Portfolio Class 1               4,527,608   17,711,963
AST Government and Quality Bond Portfolio Class 2               1,503,298    8,596,877
AST Government and Quality Bond Portfolio Class 3              58,652,522  120,973,387
AST Capital Appreciation Portfolio Class 1                     53,045,769   48,546,744
AST Capital Appreciation Portfolio Class 2                      9,504,464   11,164,220
AST Capital Appreciation Portfolio Class 3                    103,489,246   94,105,074
AST Natural Resources Portfolio Class 1                         1,668,750    7,288,182
AST Natural Resources Portfolio Class 2                           857,295    1,865,651
AST Natural Resources Portfolio Class 3                        19,924,824   23,105,856
SAST Small Company Value Portfolio Class 3                     27,319,307   35,670,542
SAST Mid-Cap Growth Portfolio Class 1                           4,389,376    8,041,552
SAST Mid-Cap Growth Portfolio Class 2                           1,907,796    3,869,853
SAST Mid-Cap Growth Portfolio Class 3                          23,225,084   24,907,128
SAST Capital Growth Portfolio Class 1                             144,989      914,122
SAST Capital Growth Portfolio Class 2                              79,760      708,792
SAST Capital Growth Portfolio Class 3                           1,847,966    8,967,636
SAST Blue Chip Growth Portfolio Class 1                         2,299,823    1,985,134
SAST Blue Chip Growth Portfolio Class 2                           355,371      688,419
SAST Blue Chip Growth Portfolio Class 3                        17,098,192   15,491,524
SAST Growth Opportunities Portfolio Class 1                     1,508,981    3,084,522
SAST Growth Opportunities Portfolio Class 2                       578,411      786,380
SAST Growth Opportunities Portfolio Class 3                    35,638,879   38,703,373
SAST Technology Portfolio Class 1                                 944,847    1,542,830
SAST Technology Portfolio Class 2                                 607,082      945,166
SAST Technology Portfolio Class 3                               8,335,950    8,025,488
SAST Marsico Focused Growth Portfolio Class 1                   2,576,080    4,825,985
SAST Marsico Focused Growth Portfolio Class 2                   1,227,745    3,707,389
SAST Marsico Focused Growth Portfolio Class 3                  21,837,913   22,548,459
SAST Small & Mid Cap Value Portfolio Class 2                    3,275,410    5,228,105
SAST Small & Mid Cap Value Portfolio Class 3                  104,628,443  115,800,779
SAST Foreign Value Portfolio Class 2                            1,385,130    5,174,280
SAST Foreign Value Portfolio Class 3                           60,815,835   77,430,641
SAST VCP Value Portfolio Class 3                              152,890,128    2,591,137
SAST VCP Total Return Balanced Portfolio Class 3              143,849,696    1,359,063
SAST Protected Asset Allocation SAST Portfolio Class 3        149,693,733    2,413,881
SAST American Funds Growth Portfolio Class 3                   28,273,587   52,761,853
SAST American Funds Global Growth Portfolio Class 3            45,733,823   61,971,803
SAST American Funds Growth-Income Portfolio Class 3            29,855,387   45,165,436
SAST American Funds Asset Allocation Portfolio Class 3         35,416,521   29,298,062
SAST Cash Management Portfolio Class 1                         28,903,930   31,389,465
SAST Cash Management Portfolio Class 2                          4,130,603    9,025,039
SAST Cash Management Portfolio Class 3                        206,290,720  210,977,916
SAST Corporate Bond Portfolio Class 1                           4,525,712   16,546,305
SAST Corporate Bond Portfolio Class 2                           1,465,406    4,854,327
SAST Corporate Bond Portfolio Class 3                          71,834,061  100,943,999
SAST Global Bond Portfolio Class 1                              1,064,030    5,394,588
SAST Global Bond Portfolio Class 2                                710,936    2,108,797
SAST Global Bond Portfolio Class 3                             31,885,206   35,163,709
SAST High-Yield Bond Portfolio Class 1                         15,616,375   27,822,845
SAST High-Yield Bond Portfolio Class 2                          1,141,318    3,125,469
SAST High-Yield Bond Portfolio Class 3                         53,941,667   71,721,916
AST Asset Allocation Portfolio Class 1                          7,083,052   19,932,296
AST Asset Allocation Portfolio Class 2                            466,991    3,443,399
AST Asset Allocation Portfolio Class 3                          5,632,352    7,077,308
SAST Growth-Income Portfolio Class 1                            7,481,713   22,906,652
SAST Growth-Income Portfolio Class 2                              859,976    2,630,869
SAST Growth-Income Portfolio Class 3                           24,451,403   18,521,545
SAST Global Equities Portfolio Class 1                            654,370    7,406,635
SAST Global Equities Portfolio Class 2                            284,687      608,881
SAST Global Equities Portfolio Class 3                          4,984,612    7,193,591
SAST Alliance Growth Portfolio Class 1                          2,760,702   28,473,116
SAST Alliance Growth Portfolio Class 2                            325,990    4,707,458

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS - CONTINUED

                                                                Cost of     Proceeds from
Sub-accounts                                                   Purchases        Sales
------------                                                 -------------- -------------
SAST Alliance Growth Portfolio Class 3                       $    8,183,451 $ 28,505,208
SAST MFS Massachusetts Investors Trust Portfolio Class 1          2,965,528    8,558,018
SAST MFS Massachusetts Investors Trust Portfolio Class 2            904,046    2,401,757
SAST MFS Massachusetts Investors Trust Portfolio Class 3         26,065,552   47,300,398
SAST Fundamental Growth Portfolio Class 1                           173,037    6,305,270
SAST Fundamental Growth Portfolio Class 2                            44,614      457,307
SAST Fundamental Growth Portfolio Class 3                         3,725,021   15,564,183
SAST Dynamic Allocation Portfolio Class 3                     2,457,950,241   36,148,556
SAST International Diversified Equities Portfolio Class 1         3,104,645    6,736,966
SAST International Diversified Equities Portfolio Class 2         1,217,775    3,382,378
SAST International Diversified Equities Portfolio Class 3        19,076,527   30,299,298
SAST Davis Venture Value Portfolio Class 1                       38,091,482   68,961,245
SAST Davis Venture Value Portfolio Class 2                        5,714,326   12,000,374
SAST Davis Venture Value Portfolio Class 3                       59,836,610   87,862,553
SAST MFS Total Return Portfolio Class 1                           4,010,163   22,758,216
SAST MFS Total Return Portfolio Class 2                           1,297,846    7,830,145
SAST MFS Total Return Portfolio Class 3                          12,464,791   40,875,474
SAST Total Return Bond Portfolio Class 1                          2,722,904   11,570,554
SAST Total Return Bond Portfolio Class 2                          1,227,336    4,466,278
SAST Total Return Bond Portfolio Class 3                         58,724,580  128,821,636
SAST Telecom Utility Portfolio Class 1                            1,275,799    2,872,721
SAST Telecom Utility Portfolio Class 2                              257,320      469,416
SAST Telecom Utility Portfolio Class 3                            7,446,328    6,578,860
SAST Equity Opportunities Portfolio Class 1                         541,460    5,054,800
SAST Equity Opportunities Portfolio Class 2                         308,679    1,157,952
SAST Equity Opportunities Portfolio Class 3                      12,983,188    8,465,281
SAST Aggressive Growth Portfolio Class 1                          1,190,442    8,723,449
SAST Aggressive Growth Portfolio Class 2                             91,505      580,217
SAST Aggressive Growth Portfolio Class 3                          7,734,001    8,129,500
SAST International Growth and Income Portfolio Class 1            1,632,647    7,638,907
SAST International Growth and Income Portfolio Class 2              607,448    1,555,867
SAST International Growth and Income Portfolio Class 3           22,449,230   32,758,529
SAST Emerging Markets Portfolio Class 1                           1,331,148    5,844,333
SAST Emerging Markets Portfolio Class 2                             494,444    1,090,894
SAST Emerging Markets Portfolio Class 3                          20,729,995   26,426,710
SAST SunAmerica Dynamic Strategy Portfolio Class 3            2,201,489,087   24,300,230
SAST Real Estate Portfolio Class 1                                4,402,827    5,429,028
SAST Real Estate Portfolio Class 2                                1,062,709    2,655,587
SAST Real Estate Portfolio Class 3                               32,714,166   85,272,540
SAST Dogs of Wall Street Portfolio Class 1                        2,643,513    5,960,591
SAST Dogs of Wall Street Portfolio Class 2                          651,436    2,142,746
SAST Dogs of Wall Street Portfolio Class 3                       25,975,858   16,584,575
SAST Balanced Portfolio Class 1                                   3,021,182    7,202,879
SAST Balanced Portfolio Class 2                                     643,136    1,473,383
SAST Balanced Portfolio Class 3                                  21,191,571   16,301,325
SST Allocation Balanced Portfolio Class 3                        25,461,425   18,228,376
SST Allocation Moderate Portfolio Class 3                        22,315,425   17,959,080
SST Allocation Moderate Growth Portfolio Class 3                 17,193,662   22,114,181
SST Allocation Growth Portfolio Class 3                           8,824,291    7,731,758
SST Real Return Portfolio Class 3                                32,356,038   30,145,600

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS

Summary of Changes in Units for the year ended December 31, 2014.

                                                           Contracts with              Accumulation Annuity Annuity
                                                              a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                                 Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                               -------------- ------------ ------------ ------- -------- ------------
Lord Abbett Growth and Income Portfolio Class VC                1.15%        49,297        (54,438)    456       --       (4,685)
Lord Abbett Growth and Income Portfolio Class VC                1.30%       108,304       (262,269)     --       --     (153,965)
Lord Abbett Growth and Income Portfolio Class VC                1.40%        14,224        (28,209)     --       --      (13,985)
Lord Abbett Growth and Income Portfolio Class VC                1.52%       173,169     (1,702,626) 30,298       --   (1,499,159)
Lord Abbett Growth and Income Portfolio Class VC                1.55%       117,705       (143,918)     --       --      (26,213)
Lord Abbett Growth and Income Portfolio Class VC                1.65%       111,411       (168,439)     --      (42)     (57,070)
Lord Abbett Growth and Income Portfolio Class VC                1.72%         6,546       (135,704)     --       --     (129,158)
Lord Abbett Growth and Income Portfolio Class VC                1.77%        43,718       (452,685)     --       --     (408,967)
Lord Abbett Growth and Income Portfolio Class VC                1.80%         2,746         (9,001)     --       --       (6,255)
Lord Abbett Growth and Income Portfolio Class VC                1.90%        74,422       (172,000)     --       --      (97,578)
Lord Abbett Growth and Income Portfolio Class VC                1.95%         1,043         (6,541)     --       --       (5,498)
Lord Abbett Growth and Income Portfolio Class VC                1.97%           196         (9,239)     --       --       (9,043)
Lord Abbett Growth and Income Portfolio Class VC                2.02%           784         (4,005)     --       --       (3,221)
Lord Abbett Growth and Income Portfolio Class VC                2.05%             2             (6)     --       --           (4)
Lord Abbett Growth and Income Portfolio Class VC                2.15%         2,093         (2,197)     --       --         (104)
Lord Abbett Growth and Income Portfolio Class VC                2.17%            91         (2,622)     --       --       (2,531)
Lord Abbett Growth and Income Portfolio Class VC                2.30%           374         (6,884)     --       --       (6,510)
AFIS - Capital Income Builder                                   1.40%           707             --      --       --          707
American Funds Growth-Income Fund Class 2                       1.52%       375,932     (2,340,867) 50,671       --   (1,914,264)
American Funds Growth-Income Fund Class 2                       1.72%        45,866       (400,514)     --       --     (354,648)
American Funds Growth-Income Fund Class 2                       1.77%        18,708       (133,060)     --       --     (114,352)
American Funds Growth-Income Fund Class 2                       1.97%         9,560        (41,194)     --       --      (31,634)
American Funds Growth-Income Fund Class 3                       1.30%        22,989       (145,172)     --  (10,647)    (132,830)
American Funds Growth-Income Fund Class 3                       1.40%           906         (5,426)     --       --       (4,520)
American Funds Growth Fund Class 2                              1.52%       233,520     (1,838,525) 44,130       --   (1,560,875)
American Funds Growth Fund Class 2                              1.72%        36,723       (363,764)  1,707       --     (325,334)
American Funds Growth Fund Class 2                              1.77%        13,460        (83,180)     --       --      (69,720)
American Funds Growth Fund Class 2                              1.97%         3,791        (33,091)     --       --      (29,300)
American Funds Growth Fund Class 3                              1.30%        12,329        (92,803)     --   (3,602)     (84,076)
American Funds Growth Fund Class 3                              1.40%           192         (2,981)     --       --       (2,789)
American Funds High-Income Bond Fund Class 3                    1.30%        14,554        (42,717)     --   (1,519)     (29,682)
American Funds High-Income Bond Fund Class 3                    1.40%            --           (327)     --       --         (327)
Lord Abbett Mid Cap Stock Portfolio Class VC                    1.52%        19,767       (230,899)  2,172       --     (208,960)
Lord Abbett Mid Cap Stock Portfolio Class VC                    1.77%           389        (20,502)     --       --      (20,113)
American Funds Asset Allocation Fund Class 2                    1.52%       197,348       (610,618)  4,637       --     (408,633)
American Funds Asset Allocation Fund Class 2                    1.77%         4,461        (17,971)     --       --      (13,510)
American Funds Asset Allocation Fund Class 3                    1.30%        23,029        (80,661)     --   (3,448)     (61,080)
American Funds Asset Allocation Fund Class 3                    1.40%           676         (5,948)     --       --       (5,272)
American Funds Global Growth Fund Class 2                       1.52%       243,882     (1,164,815) 16,045       --     (904,888)
American Funds Global Growth Fund Class 2                       1.72%        30,384       (220,837)  1,222       --     (189,231)
American Funds Global Growth Fund Class 2                       1.77%        12,745        (73,178)     --       --      (60,433)
American Funds Global Growth Fund Class 2                       1.97%         3,875        (26,371)     --       --      (22,496)
American Funds Cash Management Fund Class 3                     1.30%       215,916       (220,218)     --   (4,965)      (9,267)
American Funds Cash Management Fund Class 3                     1.40%        12,483        (15,904)     --       --       (3,421)
American Funds International Fund Class 3                       1.30%         8,420       (103,173)     --   (5,121)     (99,874)
American Funds International Fund Class 3                       1.40%             2         (5,142)     --       --       (5,140)
American Funds US Government AAA-Rated Securities Fund
  Class 3                                                       1.30%        41,746        (81,653)     --   (3,851)     (43,758)
American Funds US Government AAA-Rated Securities Fund
  Class 3                                                       1.40%            --         (6,320)     --       --       (6,320)
Principal Equity Income Account Class 1                         1.40%       (24,443)      (130,433) 27,992       --     (126,884)
Principal Equity Income Account Class 1                         1.55%         2,760        (28,941)     --       --      (26,181)
Principal Equity Income Account Class 1                         1.80%            84         (6,415)     --       --       (6,331)
Principal Equity Income Account Class 2                         1.52%           476        (25,292)     --       --      (24,816)
Principal Equity Income Account Class 2                         1.55%         6,721        (55,134)     --       --      (48,413)
Principal Equity Income Account Class 2                         1.70%         3,450         (2,060)     --       --        1,390
Principal Equity Income Account Class 2                         1.77%           117           (985)     --       --         (868)
Principal Equity Income Account Class 2                         1.95%           325           (382)     --       --          (57)
Principal LargeCap Blend Account II Class 1                     1.40%         3,345        (14,345)    214       --      (10,786)
Principal LargeCap Blend Account II Class 1                     1.55%            37           (877)     --       --         (840)
Principal LargeCap Blend Account II Class 1                     1.80%            32         (2,394)     --       --       (2,362)
Principal LargeCap Blend Account II Class 2                     1.55%         3,246         (5,815)     --       --       (2,569)
Principal LargeCap Blend Account II Class 2                     1.70%            47           (250)     --       --         (203)
Principal LargeCap Blend Account II Class 2                     1.95%            --             (1)     --       --           (1)
Principal LargeCap Growth Account Class 1                       1.40%           228         (3,431)     --       --       (3,203)
Principal LargeCap Growth Account Class 1                       1.55%            --           (879)     --       --         (879)
Principal LargeCap Growth Account Class 1                       1.80%        18,843         (1,066)     --       --       17,777
Principal LargeCap Growth Account Class 2                       1.55%         1,704         (7,088)     --       --       (5,384)
Principal LargeCap Growth Account Class 2                       1.70%            91           (754)     --       --         (663)
Principal LargeCap Growth Account Class 2                       1.95%            --             --      --       --           --
Principal Income Account Class 1                                1.40%         2,165        (86,950)    191       --      (84,594)
Principal Income Account Class 1                                1.55%         2,441         (6,742)     --       --       (4,301)
Principal Income Account Class 1                                1.80%           417        (14,730)     --       --      (14,313)
Principal Income Account Class 2                                1.55%       (10,945)       (33,391) 11,840       --      (32,496)
Principal Income Account Class 2                                1.70%           343         (4,813)     --       --       (4,470)
Principal Income Account Class 2                                1.95%            --             (2)     --       --           (2)
Principal Diversified International Account Class 1             1.40%       (31,832)       (37,156) 34,243       --      (34,745)
Principal Diversified International Account Class 1             1.55%           311           (457)     --       --         (146)
Principal Diversified International Account Class 1             1.80%            93            (42)     --       --           51
Principal Diversified International Account Class 2             1.55%         1,497        (11,123)     --       --       (9,626)
Principal Diversified International Account Class 2             1.70%           711           (263)     --       --          448
Principal Diversified International Account Class 2             1.95%            --             --      --       --           --
Principal Money Market Account Class 1                          1.40%        32,015        (90,300)    116       --      (58,169)
Principal Money Market Account Class 1                          1.55%        18,721        (39,847)     --       --      (21,126)
Principal Money Market Account Class 1                          1.80%        48,612         (4,494)     --       --       44,118
Principal Money Market Account Class 2                          1.55%        (4,598)       (28,102)  5,151       --      (27,549)
Principal Money Market Account Class 2                          1.70%            --        (13,218)     --       --      (13,218)
Principal Money Market Account Class 2                          1.95%            --           (121)     --       --         (121)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

                                                           Contracts with              Accumulation Annuity Annuity
                                                              a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                                 Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                               -------------- ------------ ------------ ------- -------- ------------
Principal Real Estate Securities Account Class 1                1.40%           713        (4,387)      --     --        (3,674)
Principal Real Estate Securities Account Class 1                1.55%            --        (1,168)      --     --        (1,168)
Principal Real Estate Securities Account Class 1                1.80%            --            --       --     --            --
Principal Real Estate Securities Account Class 2                1.55%             6        (1,029)      --     --        (1,023)
Principal Real Estate Securities Account Class 2                1.70%            21          (399)      --     --          (378)
Principal SAM Balanced Portfolio Class 1                        1.40%         5,496      (367,680)   1,317     --      (360,867)
Principal SAM Balanced Portfolio Class 1                        1.52%        19,483       (53,149)      --     --       (33,666)
Principal SAM Balanced Portfolio Class 1                        1.55%         1,866      (114,276)      --     --      (112,410)
Principal SAM Balanced Portfolio Class 1                        1.77%         1,666       (12,420)      --     --       (10,754)
Principal SAM Balanced Portfolio Class 1                        1.80%         2,348       (74,878)      --     --       (72,530)
Principal SAM Balanced Portfolio Class 2                        1.52%        22,840      (258,823)      --    (78)     (236,061)
Principal SAM Balanced Portfolio Class 2                        1.55%         2,384      (112,369)   4,317     --      (105,668)
Principal SAM Balanced Portfolio Class 2                        1.70%           406       (52,782)      --     --       (52,376)
Principal SAM Balanced Portfolio Class 2                        1.77%         7,417       (17,548)      --     --       (10,131)
Principal SAM Balanced Portfolio Class 2                        1.95%            --       (37,150)      --     --       (37,150)
Principal SAM Conservative Balanced Portfolio Class 1           1.40%          (333)      (59,905)     751     --       (59,487)
Principal SAM Conservative Balanced Portfolio Class 1           1.55%         1,216       (35,455)      --     --       (34,239)
Principal SAM Conservative Balanced Portfolio Class 1           1.80%             9       (17,358)      --     --       (17,349)
Principal SAM Conservative Balanced Portfolio Class 2           1.52%            11          (356)      --     --          (345)
Principal SAM Conservative Balanced Portfolio Class 2           1.55%         4,243       (86,486)      --     --       (82,243)
Principal SAM Conservative Balanced Portfolio Class 2           1.70%            25          (867)      --     --          (842)
Principal SAM Conservative Balanced Portfolio Class 2           1.77%            --            --       --     --            --
Principal SAM Conservative Balanced Portfolio Class 2           1.95%           471        (1,511)      --     --        (1,040)
Principal SAM Conservative Growth Portfolio Class 1             1.40%        (4,859)     (110,244)   8,461     --      (106,642)
Principal SAM Conservative Growth Portfolio Class 1             1.52%         1,851       (21,889)      --     --       (20,038)
Principal SAM Conservative Growth Portfolio Class 1             1.55%         3,052       (55,852)      --     --       (52,800)
Principal SAM Conservative Growth Portfolio Class 1             1.77%         3,605        (3,881)      --     --          (276)
Principal SAM Conservative Growth Portfolio Class 1             1.80%           203       (54,921)      --     --       (54,718)
Principal SAM Conservative Growth Portfolio Class 2             1.52%        30,705      (146,917)      --     --      (116,212)
Principal SAM Conservative Growth Portfolio Class 2             1.55%        13,327       (68,634)      --     --       (55,307)
Principal SAM Conservative Growth Portfolio Class 2             1.70%         2,016       (60,906)      --     --       (58,890)
Principal SAM Conservative Growth Portfolio Class 2             1.77%         1,321        (2,553)      --     --        (1,232)
Principal SAM Conservative Growth Portfolio Class 2             1.95%            --        (3,538)      --     --        (3,538)
Principal SAM Flexible Income Portfolio Class 1                 1.40%        (2,419)      (71,274)   2,841     --       (70,852)
Principal SAM Flexible Income Portfolio Class 1                 1.55%         6,476        (6,852)      --     --          (376)
Principal SAM Flexible Income Portfolio Class 1                 1.80%            13       (36,332)      --     --       (36,319)
Principal SAM Flexible Income Portfolio Class 2                 1.52%            33          (747)      --     --          (714)
Principal SAM Flexible Income Portfolio Class 2                 1.55%        (8,788)      (60,680)   9,062     --       (60,406)
Principal SAM Flexible Income Portfolio Class 2                 1.70%            --       (18,848)      --     --       (18,848)
Principal SAM Flexible Income Portfolio Class 2                 1.95%           410          (909)      --     --          (499)
Principal SAM Strategic Growth Portfolio Class 1                1.40%        16,893       (84,220)   7,133     --       (60,194)
Principal SAM Strategic Growth Portfolio Class 1                1.52%         1,447        (6,919)      --     --        (5,472)
Principal SAM Strategic Growth Portfolio Class 1                1.55%         9,406       (21,289)      --     --       (11,883)
Principal SAM Strategic Growth Portfolio Class 1                1.77%            66          (746)      --     --          (680)
Principal SAM Strategic Growth Portfolio Class 1                1.80%             2       (13,115)      --     --       (13,113)
Principal SAM Strategic Growth Portfolio Class 2                1.52%         2,822       (34,308)      --     --       (31,486)
Principal SAM Strategic Growth Portfolio Class 2                1.55%           795       (19,876)      --     --       (19,081)
Principal SAM Strategic Growth Portfolio Class 2                1.70%             1       (12,998)      --     --       (12,997)
Principal SAM Strategic Growth Portfolio Class 2                1.77%            70        (6,007)      --     --        (5,937)
Principal SAM Strategic Growth Portfolio Class 2                1.95%            12          (499)      --     --          (487)
Principal Short-Term Income Account Class 1                     1.40%          (105)      (14,892)     373     --       (14,624)
Principal Short-Term Income Account Class 1                     1.55%             1        (3,797)      --     --        (3,796)
Principal Short-Term Income Account Class 1                     1.80%            --           (29)      --     --           (29)
Principal Short-Term Income Account Class 2                     1.55%           138        (1,732)      --     --        (1,594)
Principal Short-Term Income Account Class 2                     1.70%           207          (422)      --     --          (215)
Principal Short-Term Income Account Class 2                     1.95%            --          (208)      --     --          (208)
Principal SmallCap Growth Account II Class 1                    1.40%         2,840        (8,574)      93     --        (5,641)
Principal SmallCap Growth Account II Class 1                    1.55%           616          (627)      --     --           (11)
Principal SmallCap Growth Account II Class 1                    1.80%             2           (16)      --     --           (14)
Principal SmallCap Growth Account II Class 2                    1.55%           547          (996)      --     --          (449)
Principal SmallCap Growth Account II Class 2                    1.70%           306          (475)      --     --          (169)
Principal SmallCap Growth Account II Class 2                    1.95%            --           (51)      --     --           (51)
Principal SmallCap Value Account I Class 1                      1.40%            24        (5,438)      --     --        (5,414)
Principal SmallCap Value Account I Class 1                      1.55%            11          (294)      --     --          (283)
Principal SmallCap Value Account I Class 1                      1.80%            --            --       --     --            --
Principal SmallCap Value Account I Class 2                      1.55%           100          (767)      --     --          (667)
Principal SmallCap Value Account I Class 2                      1.70%         2,229          (213)      --     --         2,016
Principal Government & High Quality Bond Class 1                1.40%           786       (24,745)     371     --       (23,588)
Principal Government & High Quality Bond Class 1                1.55%            --       (12,961)      --     --       (12,961)
Principal Government & High Quality Bond Class 1                1.80%            89        (3,242)      --     --        (3,153)
Principal Government & High Quality Bond Class 2                1.55%           611       (11,037)      --     --       (10,426)
Principal Government & High Quality Bond Class 2                1.70%            --          (104)      --     --          (104)
Principal Government & High Quality Bond Class 2                1.95%           556          (207)      --     --           349
Principal PVC Capital Appreciation Account Class 1              1.40%       (20,805)      (66,944)  22,413     --       (65,336)
Principal PVC Capital Appreciation Account Class 1              1.55%         2,570       (13,057)      --     --       (10,487)
Principal PVC Capital Appreciation Account Class 1              1.80%           115        (6,355)      --     --        (6,240)
Principal PVC Principal Capital Appreciation Account
  Class 2                                                       1.55%           327       (10,970)      --     --       (10,643)
Principal PVC Principal Capital Appreciation Account
  Class 2                                                       1.70%            --          (383)      --     --          (383)
Principal PVC Principal Capital Appreciation Account
  Class 2                                                       1.95%           246          (221)      --     --            25
Principal PVC MidCap Blend Acct Class 1                         1.40%            11       (11,527)      72     --       (11,444)
Principal PVC MidCap Blend Acct Class 1                         1.55%            25        (1,528)      --     --        (1,503)
Principal PVC MidCap Blend Acct Class 1                         1.80%            11        (1,463)      --     --        (1,452)
Principal PVC MidCap Blend Acct Class 2                         1.55%             2        (1,555)      --     --        (1,553)
Principal PVC MidCap Blend Acct Class 2                         1.70%             6          (344)      --     --          (338)
Principal PVC MidCap Blend Acct Class 2                         1.95%            --          (403)      --     --          (403)
Columbia VP Income Opportunities Fund Class 1                   1.52%        31,936       (91,206)      17     --       (59,253)
Columbia VP Income Opportunities Fund Class 1                   1.72%         5,911       (46,491)      --     --       (40,580)
Columbia VP Income Opportunities Fund Class 1                   1.77%         2,740       (22,616)      --     --       (19,876)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

                                                           Contracts with              Accumulation Annuity Annuity
                                                              a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                                 Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                               -------------- ------------ ------------ ------- -------- ------------
Columbia VP Income Opportunities Fund Class 1                   1.97%           150         (5,853)     --      --        (5,703)
Columbia VP Income Opportunities Fund Class 1                   2.02%            46           (213)     --      --          (167)
Columbia VP Income Opportunities Fund Class 1                   2.17%            27         (1,595)     --      --        (1,568)
Columbia VP Asset Allocation Fund Class 1                       1.52%            39         (3,013)     --      --        (2,974)
Columbia VP Asset Allocation Fund Class 1                       1.77%             1           (132)     --      --          (131)
Columbia VP -Dividend Opportunity Fund Class 1                  1.52%           525        (30,652)     --      --       (30,127)
Columbia VP -Dividend Opportunity Fund Class 1                  1.77%           101         (2,995)     --      --        (2,894)
Columbia VP Mid Cap Growth Opportunity Fund Class 1             1.52%            67         (1,715)     --      --        (1,648)
Columbia VP Mid Cap Growth Opportunity Fund Class 1             1.77%            76         (1,192)     --      --        (1,116)
Columbia VP Small Company Growth Fund Class 1                   1.52%         3,492         (6,574)     --      --        (3,082)
Columbia VP Small Company Growth Fund Class 1                   1.77%           452           (710)     --      --          (258)
Invesco VI American Franchise Fund Series II                    1.15%        17,023         (1,259)     --      --        15,764
Invesco VI American Franchise Fund Series II                    1.30%        20,601        (15,746)     --      --         4,855
Invesco VI American Franchise Fund Series II                    1.40%         1,303         (4,418)     --      --        (3,115)
Invesco VI American Franchise Fund Series II                    1.52%         7,339       (150,726) 17,764    (170)     (125,793)
Invesco VI American Franchise Fund Series II                    1.55%        31,177         (9,537)     --      --        21,640
Invesco VI American Franchise Fund Series II                    1.65%         8,397        (37,457)     --      --       (29,060)
Invesco VI American Franchise Fund Series II                    1.72%         5,249        (24,515)     --      --       (19,266)
Invesco VI American Franchise Fund Series II                    1.77%        19,897        (72,889)     --      --       (52,992)
Invesco VI American Franchise Fund Series II                    1.80%         2,584            (86)     --      --         2,498
Invesco VI American Franchise Fund Series II                    1.90%         7,111         (7,133)     --      --           (22)
Invesco VI American Franchise Fund Series II                    1.97%            18         (2,203)     --      --        (2,185)
Invesco VI American Franchise Fund Series II                    2.02%            39           (806)     --      --          (767)
Invesco VI American Franchise Fund Series II                    2.05%            --            (16)     --      --           (16)
Invesco VI American Franchise Fund Series II                    2.15%             7            (19)     --      --           (12)
Invesco VI American Franchise Fund Series II                    2.30%         4,903         (4,312)     --      --           591
Invesco VI Comstock Fund Series II                              1.15%       136,436        (84,519)  1,300      --        53,217
Invesco VI Comstock Fund Series II                              1.30%       454,033       (485,536)     --      --       (31,503)
Invesco VI Comstock Fund Series II                              1.40%        77,155        (29,097)     --      --        48,058
Invesco VI Comstock Fund Series II                              1.52%       406,519     (2,032,448)  7,793     (64)   (1,618,200)
Invesco VI Comstock Fund Series II                              1.55%       154,059       (242,912)     --      --       (88,853)
Invesco VI Comstock Fund Series II                              1.65%       260,154       (298,196)    313      --       (37,729)
Invesco VI Comstock Fund Series II                              1.70%         1,795         (4,721)     --      --        (2,926)
Invesco VI Comstock Fund Series II                              1.72%        41,633       (125,268)     --      --       (83,635)
Invesco VI Comstock Fund Series II                              1.77%       120,015       (478,321)     --      --      (358,306)
Invesco VI Comstock Fund Series II                              1.80%        10,327        (14,335)     --      --        (4,008)
Invesco VI Comstock Fund Series II                              1.90%       130,970       (199,593)     --      --       (68,623)
Invesco VI Comstock Fund Series II                              1.95%         3,390        (10,704)     --      --        (7,314)
Invesco VI Comstock Fund Series II                              1.97%         4,285        (11,319)     --      --        (7,034)
Invesco VI Comstock Fund Series II                              2.02%         1,501        (12,938)     --      --       (11,437)
Invesco VI Comstock Fund Series II                              2.05%             2            (38)     --      --           (36)
Invesco VI Comstock Fund Series II                              2.15%         1,558         (2,360)     --      --          (802)
Invesco VI Comstock Fund Series II                              2.17%         2,616         (6,962)     --      --        (4,346)
Invesco VI Comstock Fund Series II                              2.30%         2,444         (6,995)     --      --        (4,551)
Invesco VI Growth and Income Fund Series II                     1.15%       130,260       (119,214)  4,210      --        15,256
Invesco VI Growth and Income Fund Series II                     1.30%       417,495       (553,829)     --      --      (136,334)
Invesco VI Growth and Income Fund Series II                     1.40%        75,529        (48,259)     --      --        27,270
Invesco VI Growth and Income Fund Series II                     1.52%       271,423     (2,866,136) 17,278      --    (2,577,435)
Invesco VI Growth and Income Fund Series II                     1.55%       159,630       (308,497)     --      --      (148,867)
Invesco VI Growth and Income Fund Series II                     1.65%       259,516       (296,653)    359      --       (36,778)
Invesco VI Growth and Income Fund Series II                     1.72%        34,731       (277,440)     --      --      (242,709)
Invesco VI Growth and Income Fund Series II                     1.77%       105,254       (723,353)     --      --      (618,099)
Invesco VI Growth and Income Fund Series II                     1.80%        18,511        (22,291)     --      --        (3,780)
Invesco VI Growth and Income Fund Series II                     1.90%       130,048       (267,253)     --      --      (137,205)
Invesco VI Growth and Income Fund Series II                     1.95%         2,534         (8,099)     --      --        (5,565)
Invesco VI Growth and Income Fund Series II                     1.97%         1,620        (27,435)     --      --       (25,815)
Invesco VI Growth and Income Fund Series II                     2.02%         1,475         (5,495)     --      --        (4,020)
Invesco VI Growth and Income Fund Series II                     2.05%             2            (16)     --      --           (14)
Invesco VI Growth and Income Fund Series II                     2.15%           327         (3,340)     --      --        (3,013)
Invesco VI Growth and Income Fund Series II                     2.17%            81         (6,529)     --      --        (6,448)
Invesco VI Growth and Income Fund Series II                     2.30%           924         (7,838)     --      --        (6,914)
Ivy Funds VIP Asset Strategy                                    1.40%         1,082             (5)     --      --         1,077
Franklin Income Securities Fund Class 2                         1.10%           185             (2)     --      --           183
Franklin Income Securities Fund Class 2                         1.15%       405,868       (123,790)    383      --       282,461
Franklin Income Securities Fund Class 2                         1.30%       683,188       (455,597)  3,805      --       231,396
Franklin Income Securities Fund Class 2                         1.40%        61,947        (18,893)     --      --        43,054
Franklin Income Securities Fund Class 2                         1.52%       518,528       (714,024)     --      --      (195,496)
Franklin Income Securities Fund Class 2                         1.55%       399,840       (199,976)     --      --       199,864
Franklin Income Securities Fund Class 2                         1.65%       451,830       (303,654)     --      --       148,176
Franklin Income Securities Fund Class 2                         1.77%       125,445       (205,154)     --      --       (79,709)
Franklin Income Securities Fund Class 2                         1.80%        42,532         (7,562)     --      --        34,970
Franklin Income Securities Fund Class 2                         1.90%       194,229       (121,755)     --      --        72,474
Franklin Income Securities Fund Class 2                         1.95%         6,401        (12,414)     --      --        (6,013)
Franklin Income Securities Fund Class 2                         2.02%         3,794         (9,803)     --      --        (6,009)
Franklin Income Securities Fund Class 2                         2.15%        17,266        (26,077)     --      --        (8,811)
Franklin Income Securities Fund Class 2                         2.17%         2,519         (2,494)     --      --            25
Franklin Income Securities Fund Class 2                         2.30%           319         (5,490)     --      --        (5,171)
Franklin Strategic Income VIP Fund                              1.40%         1,071            (12)     --      --         1,059
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                       1.15%        30,196        (23,874)     --      --         6,322
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                       1.30%       213,174        (74,666)     --      --       138,508
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                       1.40%        27,184         (3,382)     --      --        23,802
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                       1.52%       165,398       (335,068)     --      --      (169,670)
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                       1.55%       180,988        (49,308)     --      --       131,680
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                       1.65%       204,771        (64,932)     --      --       139,839
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                       1.77%        45,744       (134,632)     --      --       (88,888)
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                       1.80%        19,685           (935)     --      --        18,750
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                       1.90%       109,144        (34,530)     --      --        74,614
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                       1.95%         2,746         (5,167)     --      --        (2,421)
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                       2.02%         1,665         (9,236)     --      --        (7,571)
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                       2.15%           223         (2,965)     --      --        (2,742)
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                       2.17%           991           (231)     --      --           760
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                       2.30%        12,402           (729)     --      --        11,673
Columbia VP Marsico Focused Equities Fund Class 1               1.52%        40,330       (166,749)    115      --      (126,304)
Columbia VP Marsico Focused Equities Fund Class 1               1.72%        14,760       (109,982)     --      --       (95,222)
Columbia VP Marsico Focused Equities Fund Class 1               1.77%        21,718        (52,705)     --      --       (30,987)
Columbia VP Marsico Focused Equities Fund Class 1               1.97%           335         (6,509)     --      --        (6,174)
Columbia VP Marsico Focused Equities Fund Class 1               2.02%            22           (125)     --      --          (103)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

                                                           Contracts with              Accumulation Annuity Annuity
                                                              a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                                 Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                               -------------- ------------ ------------ ------- -------- ------------
Columbia VP Marsico Focused Equities Fund Class 1               2.17%              2            (6)     --     --             (4)
Columbia VP Marsico 21st Century Fund Class 1                   1.52%            118        (3,635)     --     --         (3,517)
Columbia VP Marsico 21st Century Fund Class 1                   1.77%              1        (1,044)     --     --         (1,043)
Columbia VP Marsico Growth Fund Class 1                         1.52%          1,046       (25,014)     --     --        (23,968)
Columbia VP Marsico Growth Fund Class 1                         1.77%            188        (1,241)     --     --         (1,053)
Columbia VP Marsico International Opportunities Fund
  Class 2                                                       1.52%          6,451       (20,253)     --     --        (13,802)
Columbia VP Marsico International Opportunities Fund
  Class 2                                                       1.77%            338          (641)     --     --           (303)
Sterling Capital Select Equity VIF                              1.52%          1,738       (15,802)     --     --        (14,064)
Sterling Capital Select Equity VIF                              1.72%          1,204          (681)     --     --            523
Sterling Capital Select Equity VIF                              1.77%            523        (3,137)     --     --         (2,614)
Sterling Capital Select Equity VIF                              1.97%             --            (1)     --     --             (1)
Sterling Capital Special Opportunities VIF                      1.52%          5,921       (76,198)     --     --        (70,277)
Sterling Capital Special Opportunities VIF                      1.72%          1,200       (23,950)     --     --        (22,750)
Sterling Capital Special Opportunities VIF                      1.77%          3,154       (22,242)     --     --        (19,088)
Sterling Capital Special Opportunities VIF                      1.97%             --            --      --     --             --
Sterling Capital Special Opportunities VIF                      2.02%             --          (312)     --     --           (312)
Sterling Capital Total Return Bond VIF                          1.52%         18,125       (40,574)     --     --        (22,449)
Sterling Capital Total Return Bond VIF                          1.72%            494       (13,772)     --     --        (13,278)
Sterling Capital Total Return Bond VIF                          1.77%            946       (13,596)     --     --        (12,650)
Sterling Capital Total Return Bond VIF                          1.97%             --            --      --     --             --
AST Growth Portfolio Class 1                                    1.52%          4,830      (334,872) 14,028     --       (316,014)
AST Growth Portfolio Class 1                                    1.77%            179        (5,907)     --     --         (5,728)
AST Growth Portfolio Class 2                                    1.52%         21,057       (88,863)  1,482     --        (66,324)
AST Growth Portfolio Class 2                                    1.72%             50        (2,542)     --     --         (2,492)
AST Growth Portfolio Class 2                                    1.77%          2,723       (11,122)     --     --         (8,399)
AST Growth Portfolio Class 2                                    1.97%             26           (51)     --     --            (25)
AST Growth Portfolio Class 3                                    1.15%         42,927       (33,615)  1,966     --         11,278
AST Growth Portfolio Class 3                                    1.30%         71,168       (61,744)     --     --          9,424
AST Growth Portfolio Class 3                                    1.40%          2,127        (4,649)     --     --         (2,522)
AST Growth Portfolio Class 3                                    1.52%         24,560      (295,537)  2,063     --       (268,914)
AST Growth Portfolio Class 3                                    1.55%         58,411       (19,284)     --     --         39,127
AST Growth Portfolio Class 3                                    1.65%         67,128       (28,039)     --    (72)        39,017
AST Growth Portfolio Class 3                                    1.72%          3,094       (58,385)     --     --        (55,291)
AST Growth Portfolio Class 3                                    1.77%          7,594       (61,230)     --     --        (53,636)
AST Growth Portfolio Class 3                                    1.80%              3        (3,888)     --     --         (3,885)
AST Growth Portfolio Class 3                                    1.90%         29,520       (28,998)     --     --            522
AST Growth Portfolio Class 3                                    1.97%            219        (5,809)     --     --         (5,590)
AST Growth Portfolio Class 3                                    2.02%             20          (568)     --     --           (548)
AST Growth Portfolio Class 3                                    2.15%            125          (728)     --     --           (603)
AST Government and Quality Bond Portfolio Class 1               1.52%        200,479      (848,293) 29,320     --       (618,494)
AST Government and Quality Bond Portfolio Class 1               1.77%          2,847       (28,917)     --     --        (26,070)
AST Government and Quality Bond Portfolio Class 2               1.52%         29,708      (355,254) 28,899     --       (296,647)
AST Government and Quality Bond Portfolio Class 2               1.72%          1,452       (13,417)     --     --        (11,965)
AST Government and Quality Bond Portfolio Class 2               1.77%         14,120       (48,049)     --     --        (33,929)
AST Government and Quality Bond Portfolio Class 2               1.97%            332        (2,832)     --     --         (2,500)
AST Government and Quality Bond Portfolio Class 3               1.15%        442,623      (380,690)  3,261     --         65,194
AST Government and Quality Bond Portfolio Class 3               1.30%      1,669,881    (1,259,287)     --     --        410,594
AST Government and Quality Bond Portfolio Class 3               1.40%         50,280       (61,297)     --     --        (11,017)
AST Government and Quality Bond Portfolio Class 3               1.52%        595,618    (2,893,662)  7,672     --     (2,290,372)
AST Government and Quality Bond Portfolio Class 3               1.55%        246,565      (327,924)     --     --        (81,359)
AST Government and Quality Bond Portfolio Class 3               1.65%        849,943      (802,747)    543     --         47,739
AST Government and Quality Bond Portfolio Class 3               1.72%        135,547      (514,398)     --     --       (378,851)
AST Government and Quality Bond Portfolio Class 3               1.77%        212,328      (828,542)     --     --       (616,214)
AST Government and Quality Bond Portfolio Class 3               1.80%         56,195       (53,563)     --     --          2,632
AST Government and Quality Bond Portfolio Class 3               1.90%        690,176      (736,492)     --     --        (46,316)
AST Government and Quality Bond Portfolio Class 3               1.95%          7,380       (12,249)     --     --         (4,869)
AST Government and Quality Bond Portfolio Class 3               1.97%         44,452       (48,795)     --     --         (4,343)
AST Government and Quality Bond Portfolio Class 3               2.02%          3,078       (23,893)     --     --        (20,815)
AST Government and Quality Bond Portfolio Class 3               2.05%              5            (5)     --     --             --
AST Government and Quality Bond Portfolio Class 3               2.15%          2,385        (7,091)     --     --         (4,706)
AST Government and Quality Bond Portfolio Class 3               2.17%            475        (3,699)     --     --         (3,224)
AST Government and Quality Bond Portfolio Class 3               2.30%          1,163        (1,654)     --     --           (491)
AST Capital Appreciation Portfolio Class 1                      1.52%         64,237      (590,960) 16,545     --       (510,178)
AST Capital Appreciation Portfolio Class 1                      1.77%            367       (12,497)     --     --        (12,130)
AST Capital Appreciation Portfolio Class 2                      1.40%          1,570        (9,355)     --     --         (7,785)
AST Capital Appreciation Portfolio Class 2                      1.52%          4,521      (103,903)  3,635     --        (95,747)
AST Capital Appreciation Portfolio Class 2                      1.55%            318        (2,740)     --     --         (2,422)
AST Capital Appreciation Portfolio Class 2                      1.70%            367        (1,293)     --     --           (926)
AST Capital Appreciation Portfolio Class 2                      1.72%              6        (1,931)     --     --         (1,925)
AST Capital Appreciation Portfolio Class 2                      1.77%          2,141       (10,365)     --     --         (8,224)
AST Capital Appreciation Portfolio Class 2                      1.80%             --        (1,003)     --     --         (1,003)
AST Capital Appreciation Portfolio Class 2                      1.95%             --            --      --     --             --
AST Capital Appreciation Portfolio Class 2                      1.97%            102        (1,945)     --     --         (1,843)
AST Capital Appreciation Portfolio Class 3                      1.15%        217,951      (152,124)  3,296     --         69,123
AST Capital Appreciation Portfolio Class 3                      1.30%        374,705      (385,542)     --     --        (10,837)
AST Capital Appreciation Portfolio Class 3                      1.40%         70,665       (26,839)     --     --         43,826
AST Capital Appreciation Portfolio Class 3                      1.52%         79,461      (671,780)  2,795     --       (589,524)
AST Capital Appreciation Portfolio Class 3                      1.55%        252,592      (199,939)     --     --         52,653
AST Capital Appreciation Portfolio Class 3                      1.65%        265,282      (264,971)    116     --            427
AST Capital Appreciation Portfolio Class 3                      1.72%          9,053      (110,250)     --     --       (101,197)
AST Capital Appreciation Portfolio Class 3                      1.77%         29,015      (148,478)     --     --       (119,463)
AST Capital Appreciation Portfolio Class 3                      1.80%         15,426       (11,931)     --     --          3,495
AST Capital Appreciation Portfolio Class 3                      1.90%        129,748      (154,981)     --     --        (25,233)
AST Capital Appreciation Portfolio Class 3                      1.95%          1,816        (6,020)     --     --         (4,204)
AST Capital Appreciation Portfolio Class 3                      1.97%          1,276       (15,475)     --     --        (14,199)
AST Capital Appreciation Portfolio Class 3                      2.02%            708        (4,910)     --     --         (4,202)
AST Capital Appreciation Portfolio Class 3                      2.05%             --          (301)     --     --           (301)
AST Capital Appreciation Portfolio Class 3                      2.15%         23,073        (4,746)     --     --         18,327
AST Capital Appreciation Portfolio Class 3                      2.17%            633        (1,059)     --     --           (426)
AST Capital Appreciation Portfolio Class 3                      2.30%          6,231        (1,319)     --     --          4,912
AST Natural Resources Portfolio Class 1                         1.52%         37,000      (145,954)    964     --       (107,990)
AST Natural Resources Portfolio Class 1                         1.77%            955        (3,291)     --     --         (2,336)
AST Natural Resources Portfolio Class 2                         1.52%         14,214       (29,346)    254     --        (14,878)
AST Natural Resources Portfolio Class 2                         1.72%            303          (836)     --     --           (533)
AST Natural Resources Portfolio Class 2                         1.77%          5,615        (6,831)     --     --         (1,216)
AST Natural Resources Portfolio Class 2                         1.97%              8          (260)     --     --           (252)
AST Natural Resources Portfolio Class 3                         1.15%         93,318       (52,078)  5,777     --         47,017

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

                                                           Contracts with              Accumulation Annuity Annuity
                                                              a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                                 Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                               -------------- ------------ ------------ ------- -------- ------------
AST Natural Resources Portfolio Class 3                         1.30%       242,011       (120,123)  4,393      --      126,281
AST Natural Resources Portfolio Class 3                         1.40%        45,087        (22,377)     --      --       22,710
AST Natural Resources Portfolio Class 3                         1.52%       196,705       (277,415)  1,108      --      (79,602)
AST Natural Resources Portfolio Class 3                         1.55%       162,332        (78,127)     --      --       84,205
AST Natural Resources Portfolio Class 3                         1.65%       227,324       (124,330)     --      --      102,994
AST Natural Resources Portfolio Class 3                         1.72%        30,361        (43,919)     --      --      (13,558)
AST Natural Resources Portfolio Class 3                         1.77%        61,718        (59,842)     --      --        1,876
AST Natural Resources Portfolio Class 3                         1.80%        12,647         (3,676)     --      --        8,971
AST Natural Resources Portfolio Class 3                         1.90%        96,992        (35,940)     --      --       61,052
AST Natural Resources Portfolio Class 3                         1.95%        28,307        (33,552)     --      --       (5,245)
AST Natural Resources Portfolio Class 3                         1.97%         1,481         (6,069)     --      --       (4,588)
AST Natural Resources Portfolio Class 3                         2.02%         7,451         (2,438)     --      --        5,013
AST Natural Resources Portfolio Class 3                         2.05%           691            (86)     --      --          605
AST Natural Resources Portfolio Class 3                         2.15%        14,717         (6,676)     --      --        8,041
AST Natural Resources Portfolio Class 3                         2.17%           520         (2,336)     --      --       (1,816)
AST Natural Resources Portfolio Class 3                         2.30%         2,082         (2,566)     --      --         (484)
SAST Small Company Value Portfolio Class 3                      1.15%        77,192        (65,471)    623      --       12,344
SAST Small Company Value Portfolio Class 3                      1.30%       348,381       (314,709)     --      --       33,672
SAST Small Company Value Portfolio Class 3                      1.40%        23,657        (26,548)     --      --       (2,891)
SAST Small Company Value Portfolio Class 3                      1.52%       572,871     (1,241,012)  2,067     (63)    (666,137)
SAST Small Company Value Portfolio Class 3                      1.55%       199,012       (150,905)     --      --       48,107
SAST Small Company Value Portfolio Class 3                      1.65%       235,196       (164,885)    101      --       70,412
SAST Small Company Value Portfolio Class 3                      1.72%        16,824        (99,453)     --      --      (82,629)
SAST Small Company Value Portfolio Class 3                      1.77%       206,375       (429,749)     --      --     (223,374)
SAST Small Company Value Portfolio Class 3                      1.80%         6,760         (9,246)     --      --       (2,486)
SAST Small Company Value Portfolio Class 3                      1.90%       125,687       (124,348)     --      --        1,339
SAST Small Company Value Portfolio Class 3                      1.95%         4,251         (6,714)     --      --       (2,463)
SAST Small Company Value Portfolio Class 3                      1.97%           838        (12,576)     --      --      (11,738)
SAST Small Company Value Portfolio Class 3                      2.02%         2,687         (3,636)     --      --         (949)
SAST Small Company Value Portfolio Class 3                      2.05%            20             (9)     --      --           11
SAST Small Company Value Portfolio Class 3                      2.15%         1,438         (1,663)     --      --         (225)
SAST Small Company Value Portfolio Class 3                      2.17%         1,210         (5,752)     --      --       (4,542)
SAST Small Company Value Portfolio Class 3                      2.30%         1,548         (1,596)     --      --          (48)
SAST Mid-Cap Growth Portfolio Class 1                           1.52%       103,775       (431,872) 12,635      --     (315,462)
SAST Mid-Cap Growth Portfolio Class 1                           1.77%         2,466        (16,551)     --      --      (14,085)
SAST Mid-Cap Growth Portfolio Class 2                           1.40%         1,855         (4,895)     73      --       (2,967)
SAST Mid-Cap Growth Portfolio Class 2                           1.52%        22,940       (164,973)  1,491      --     (140,542)
SAST Mid-Cap Growth Portfolio Class 2                           1.55%           935         (7,717)     --      --       (6,782)
SAST Mid-Cap Growth Portfolio Class 2                           1.70%         1,678           (340)     --      --        1,338
SAST Mid-Cap Growth Portfolio Class 2                           1.72%         2,526         (6,681)     --      --       (4,155)
SAST Mid-Cap Growth Portfolio Class 2                           1.77%         3,305        (14,691)     --      --      (11,386)
SAST Mid-Cap Growth Portfolio Class 2                           1.80%            --         (2,425)     --      --       (2,425)
SAST Mid-Cap Growth Portfolio Class 2                           1.95%            --             --      --      --           --
SAST Mid-Cap Growth Portfolio Class 2                           1.97%           587           (141)     --      --          446
SAST Mid-Cap Growth Portfolio Class 3                           1.15%        49,878        (32,817)     --    (369)      16,692
SAST Mid-Cap Growth Portfolio Class 3                           1.30%       115,823       (140,563)     --      --      (24,740)
SAST Mid-Cap Growth Portfolio Class 3                           1.40%        13,558         (8,919)     --      --        4,639
SAST Mid-Cap Growth Portfolio Class 3                           1.52%       316,300       (753,277)  1,735      --     (435,242)
SAST Mid-Cap Growth Portfolio Class 3                           1.55%        93,247        (66,112)     --      --       27,135
SAST Mid-Cap Growth Portfolio Class 3                           1.65%       131,481       (103,810)     62      --       27,733
SAST Mid-Cap Growth Portfolio Class 3                           1.72%        61,546       (108,446)    308      --      (46,592)
SAST Mid-Cap Growth Portfolio Class 3                           1.77%        30,222       (145,616)     --      --     (115,394)
SAST Mid-Cap Growth Portfolio Class 3                           1.80%         7,619         (4,331)     --      --        3,288
SAST Mid-Cap Growth Portfolio Class 3                           1.90%        57,599        (46,081)     --      --       11,518
SAST Mid-Cap Growth Portfolio Class 3                           1.95%        13,657        (17,533)     --      --       (3,876)
SAST Mid-Cap Growth Portfolio Class 3                           1.97%         1,746         (9,157)     --      --       (7,411)
SAST Mid-Cap Growth Portfolio Class 3                           2.02%            53         (1,686)     --      --       (1,633)
SAST Mid-Cap Growth Portfolio Class 3                           2.05%            --             (4)     --      --           (4)
SAST Mid-Cap Growth Portfolio Class 3                           2.15%        17,926         (3,507)     --      --       14,419
SAST Mid-Cap Growth Portfolio Class 3                           2.17%            30         (2,021)     --      --       (1,991)
SAST Mid-Cap Growth Portfolio Class 3                           2.30%           139         (4,790)     --      --       (4,651)
SAST Capital Growth Portfolio Class 1                           1.52%        12,857        (76,429)  3,444      --      (60,128)
SAST Capital Growth Portfolio Class 1                           1.77%            22         (3,878)     --      --       (3,856)
SAST Capital Growth Portfolio Class 2                           1.52%         2,675        (52,659)     --      --      (49,984)
SAST Capital Growth Portfolio Class 2                           1.72%         4,439         (1,274)     --      --        3,165
SAST Capital Growth Portfolio Class 2                           1.77%           959        (14,476)     --      --      (13,517)
SAST Capital Growth Portfolio Class 2                           1.97%             6           (231)     --      --         (225)
SAST Capital Growth Portfolio Class 3                           1.15%         8,147        (13,427)     --      --       (5,280)
SAST Capital Growth Portfolio Class 3                           1.30%        17,894         (2,179)     --      --       15,715
SAST Capital Growth Portfolio Class 3                           1.40%           566         (6,313)     --      --       (5,747)
SAST Capital Growth Portfolio Class 3                           1.52%       107,445       (492,936)      4      --     (385,487)
SAST Capital Growth Portfolio Class 3                           1.55%        22,039         (6,994)     --      --       15,045
SAST Capital Growth Portfolio Class 3                           1.65%         2,201        (11,017)     --     (72)      (8,888)
SAST Capital Growth Portfolio Class 3                           1.72%         3,976        (81,133)     --      --      (77,157)
SAST Capital Growth Portfolio Class 3                           1.77%        20,065       (164,135)     --      --     (144,070)
SAST Capital Growth Portfolio Class 3                           1.80%           755           (193)     --      --          562
SAST Capital Growth Portfolio Class 3                           1.90%         7,720        (22,427)     --      --      (14,707)
SAST Capital Growth Portfolio Class 3                           1.95%           575         (3,981)     --      --       (3,406)
SAST Capital Growth Portfolio Class 3                           1.97%            37         (1,194)     --      --       (1,157)
SAST Capital Growth Portfolio Class 3                           2.02%           277         (2,312)     --      --       (2,035)
SAST Capital Growth Portfolio Class 3                           2.15%           395            (88)     --      --          307
SAST Capital Growth Portfolio Class 3                           2.17%            --             --      --      --           --
SAST Blue Chip Growth Portfolio Class 1                         1.52%       211,528       (217,776)  6,739      --          491
SAST Blue Chip Growth Portfolio Class 1                         1.77%            --         (4,908)     --      --       (4,908)
SAST Blue Chip Growth Portfolio Class 2                         1.52%        22,768        (68,347)     --      --      (45,579)
SAST Blue Chip Growth Portfolio Class 2                         1.72%             9         (4,496)     --      --       (4,487)
SAST Blue Chip Growth Portfolio Class 2                         1.77%         5,474         (3,097)     --      --        2,377
SAST Blue Chip Growth Portfolio Class 2                         1.97%            --             (4)     --      --           (4)
SAST Blue Chip Growth Portfolio Class 3                         1.15%       140,037       (121,510)     --    (497)      18,030
SAST Blue Chip Growth Portfolio Class 3                         1.30%       247,471       (199,574)     --      --       47,897
SAST Blue Chip Growth Portfolio Class 3                         1.40%        32,176         (7,870)     --      --       24,306
SAST Blue Chip Growth Portfolio Class 3                         1.52%       312,197       (663,754)     89      --     (351,468)
SAST Blue Chip Growth Portfolio Class 3                         1.55%       172,258        (99,605)     --      --       72,653
SAST Blue Chip Growth Portfolio Class 3                         1.65%       146,900       (100,935)    158      --       46,123
SAST Blue Chip Growth Portfolio Class 3                         1.72%        27,285        (46,263)     --      --      (18,978)
SAST Blue Chip Growth Portfolio Class 3                         1.77%       152,092       (262,647)     --      --     (110,555)
SAST Blue Chip Growth Portfolio Class 3                         1.80%         9,943         (9,100)     --      --          843

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

                                                           Contracts with              Accumulation Annuity Annuity
                                                              a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                                 Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                               -------------- ------------ ------------ ------- -------- ------------
SAST Blue Chip Growth Portfolio Class 3                         1.90%        84,663        (61,497)     --      --        23,166
SAST Blue Chip Growth Portfolio Class 3                         1.95%         1,773         (2,700)     --      --          (927)
SAST Blue Chip Growth Portfolio Class 3                         1.97%           544           (263)     --      --           281
SAST Blue Chip Growth Portfolio Class 3                         2.02%         1,556         (6,527)     --      --        (4,971)
SAST Blue Chip Growth Portfolio Class 3                         2.05%            --             (6)     --      --            (6)
SAST Blue Chip Growth Portfolio Class 3                         2.15%         8,004         (1,283)     --      --         6,721
SAST Blue Chip Growth Portfolio Class 3                         2.17%            75         (4,917)     --      --        (4,842)
SAST Blue Chip Growth Portfolio Class 3                         2.30%           698         (5,398)     --      --        (4,700)
SAST Growth Opportunities Portfolio Class 1                     1.52%        39,863       (330,405)  3,260      --      (287,282)
SAST Growth Opportunities Portfolio Class 1                     1.77%         5,908         (6,561)     --      --          (653)
SAST Growth Opportunities Portfolio Class 2                     1.52%        14,148        (77,292)     --      --       (63,144)
SAST Growth Opportunities Portfolio Class 2                     1.72%            50         (5,086)     --      --        (5,036)
SAST Growth Opportunities Portfolio Class 2                     1.77%         1,786         (2,929)     --      --        (1,143)
SAST Growth Opportunities Portfolio Class 2                     1.97%            81           (120)     --      --           (39)
SAST Growth Opportunities Portfolio Class 3                     1.15%        45,318        (53,274)    565      --        (7,391)
SAST Growth Opportunities Portfolio Class 3                     1.30%       203,157       (296,069)     --      --       (92,912)
SAST Growth Opportunities Portfolio Class 3                     1.40%        13,144        (24,024)     --      --       (10,880)
SAST Growth Opportunities Portfolio Class 3                     1.52%       575,194     (1,981,241)    540    (113)   (1,405,620)
SAST Growth Opportunities Portfolio Class 3                     1.55%        92,073       (182,438)     --      --       (90,365)
SAST Growth Opportunities Portfolio Class 3                     1.65%        99,475       (159,523)    129      --       (59,919)
SAST Growth Opportunities Portfolio Class 3                     1.72%        39,725       (154,521)     --      --      (114,796)
SAST Growth Opportunities Portfolio Class 3                     1.77%       193,867       (637,223)     --      --      (443,356)
SAST Growth Opportunities Portfolio Class 3                     1.80%         3,591         (8,209)     --      --        (4,618)
SAST Growth Opportunities Portfolio Class 3                     1.90%        53,778       (111,106)     --      --       (57,328)
SAST Growth Opportunities Portfolio Class 3                     1.95%         2,052         (5,663)     --      --        (3,611)
SAST Growth Opportunities Portfolio Class 3                     1.97%         3,342         (1,879)     --      --         1,463
SAST Growth Opportunities Portfolio Class 3                     2.02%         3,233         (9,205)     --      --        (5,972)
SAST Growth Opportunities Portfolio Class 3                     2.05%            14            (11)     --      --             3
SAST Growth Opportunities Portfolio Class 3                     2.15%         2,664         (6,904)     --      --        (4,240)
SAST Growth Opportunities Portfolio Class 3                     2.17%         2,754        (10,459)     --      --        (7,705)
SAST Growth Opportunities Portfolio Class 3                     2.30%         1,114         (1,487)     --      --          (373)
SAST Technology Portfolio Class 1                               1.52%       336,660       (472,717)  1,572      --      (134,485)
SAST Technology Portfolio Class 1                               1.77%         3,703        (18,712)     --      --       (15,009)
SAST Technology Portfolio Class 2                               1.40%         3,442         (3,255)     --      --           187
SAST Technology Portfolio Class 2                               1.52%        88,656       (143,068)     --    (114)      (54,526)
SAST Technology Portfolio Class 2                               1.55%       100,290       (115,685)     --      --       (15,395)
SAST Technology Portfolio Class 2                               1.70%            --         (1,835)     --      --        (1,835)
SAST Technology Portfolio Class 2                               1.72%            51         (2,717)     --      --        (2,666)
SAST Technology Portfolio Class 2                               1.77%         1,317        (10,042)     --      --        (8,725)
SAST Technology Portfolio Class 2                               1.80%            --           (408)     --      --          (408)
SAST Technology Portfolio Class 2                               1.97%             1           (123)     --      --          (122)
SAST Technology Portfolio Class 3                               1.15%        31,309        (26,933)  2,943      --         7,319
SAST Technology Portfolio Class 3                               1.30%        86,291        (59,717)  1,447      --        28,021
SAST Technology Portfolio Class 3                               1.40%        13,942         (2,889)     --      --        11,053
SAST Technology Portfolio Class 3                               1.52%       825,140     (1,289,463)     --      --      (464,323)
SAST Technology Portfolio Class 3                               1.55%        66,027        (22,580)     --      --        43,447
SAST Technology Portfolio Class 3                               1.65%       102,172        (54,507)     --      --        47,665
SAST Technology Portfolio Class 3                               1.72%       100,943       (144,532)     --      --       (43,589)
SAST Technology Portfolio Class 3                               1.77%       147,139       (258,260)     --      --      (111,121)
SAST Technology Portfolio Class 3                               1.80%         9,654         (2,943)     --      --         6,711
SAST Technology Portfolio Class 3                               1.90%        29,487        (28,139)     --      --         1,348
SAST Technology Portfolio Class 3                               1.95%        10,802         (6,110)     --      --         4,692
SAST Technology Portfolio Class 3                               1.97%        22,442        (21,585)     --      --           857
SAST Technology Portfolio Class 3                               2.02%        30,085         (1,599)     --      --        28,486
SAST Technology Portfolio Class 3                               2.15%        12,900         (2,259)     --      --        10,641
SAST Technology Portfolio Class 3                               2.17%            --            (97)     --      --           (97)
SAST Technology Portfolio Class 3                               2.30%        12,325             --      --      --        12,325
SAST Marsico Focused Growth Portfolio Class 1                   1.52%       105,421       (271,991)    651      --      (165,919)
SAST Marsico Focused Growth Portfolio Class 1                   1.77%         1,413        (11,490)     --      --       (10,077)
SAST Marsico Focused Growth Portfolio Class 2                   1.52%        26,372       (203,963)  2,419      --      (175,172)
SAST Marsico Focused Growth Portfolio Class 2                   1.77%         5,502        (11,684)     --      --        (6,182)
SAST Marsico Focused Growth Portfolio Class 3                   1.15%        61,383        (61,127)     --      --           256
SAST Marsico Focused Growth Portfolio Class 3                   1.30%       264,589       (244,829)     --      --        19,760
SAST Marsico Focused Growth Portfolio Class 3                   1.40%        35,567        (19,388)     --      --        16,179
SAST Marsico Focused Growth Portfolio Class 3                   1.52%       256,717       (648,377)     93    (153)     (391,720)
SAST Marsico Focused Growth Portfolio Class 3                   1.55%       125,327       (126,089)     --      --          (762)
SAST Marsico Focused Growth Portfolio Class 3                   1.65%       266,415       (143,705)     --      --       122,710
SAST Marsico Focused Growth Portfolio Class 3                   1.72%        14,644        (21,978)     --      --        (7,334)
SAST Marsico Focused Growth Portfolio Class 3                   1.77%        88,933       (192,394)     --      --      (103,461)
SAST Marsico Focused Growth Portfolio Class 3                   1.80%         9,150         (9,151)     --      --            (1)
SAST Marsico Focused Growth Portfolio Class 3                   1.90%       125,317        (91,705)     --      --        33,612
SAST Marsico Focused Growth Portfolio Class 3                   1.95%         1,261         (3,318)     --      --        (2,057)
SAST Marsico Focused Growth Portfolio Class 3                   1.97%           206           (100)     --      --           106
SAST Marsico Focused Growth Portfolio Class 3                   2.02%         1,140         (1,269)     --      --          (129)
SAST Marsico Focused Growth Portfolio Class 3                   2.05%             4             (8)     --      --            (4)
SAST Marsico Focused Growth Portfolio Class 3                   2.15%         1,576         (1,281)     --      --           295
SAST Marsico Focused Growth Portfolio Class 3                   2.17%           112         (2,087)     --      --        (1,975)
SAST Marsico Focused Growth Portfolio Class 3                   2.30%           677         (5,666)     --      --        (4,989)
SAST Small & Mid Cap Value Portfolio Class 2                    1.52%        18,852       (157,200)    327      --      (138,021)
SAST Small & Mid Cap Value Portfolio Class 2                    1.72%            16           (603)     --      --          (587)
SAST Small & Mid Cap Value Portfolio Class 2                    1.77%         4,240        (13,664)     --      --        (9,424)
SAST Small & Mid Cap Value Portfolio Class 2                    1.97%            24            (44)     --      --           (20)
SAST Small & Mid Cap Value Portfolio Class 3                    1.15%       174,043       (194,685)  2,008      --       (18,634)
SAST Small & Mid Cap Value Portfolio Class 3                    1.30%       426,625       (710,652)     --      --      (284,027)
SAST Small & Mid Cap Value Portfolio Class 3                    1.40%        64,293        (59,250)     --      --         5,043
SAST Small & Mid Cap Value Portfolio Class 3                    1.52%       331,572     (1,943,221) 10,191      --    (1,601,458)
SAST Small & Mid Cap Value Portfolio Class 3                    1.55%       239,914       (378,071)     --      --      (138,157)
SAST Small & Mid Cap Value Portfolio Class 3                    1.65%       384,711       (490,238)    244      --      (105,283)
SAST Small & Mid Cap Value Portfolio Class 3                    1.72%        20,115       (217,367)     --      --      (197,252)
SAST Small & Mid Cap Value Portfolio Class 3                    1.77%       118,301       (561,159)     --      --      (442,858)
SAST Small & Mid Cap Value Portfolio Class 3                    1.80%         8,247        (21,119)     --      --       (12,872)
SAST Small & Mid Cap Value Portfolio Class 3                    1.90%       149,738       (298,700)     --      --      (148,962)
SAST Small & Mid Cap Value Portfolio Class 3                    1.95%         3,097        (11,834)     --      --        (8,737)
SAST Small & Mid Cap Value Portfolio Class 3                    1.97%         1,343        (11,458)     --      --       (10,115)
SAST Small & Mid Cap Value Portfolio Class 3                    2.02%         2,030         (6,516)     --      --        (4,486)
SAST Small & Mid Cap Value Portfolio Class 3                    2.05%            10           (104)     --      --           (94)
SAST Small & Mid Cap Value Portfolio Class 3                    2.15%        10,793         (9,417)     --      --         1,376

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

                                                           Contracts with              Accumulation Annuity Annuity
                                                              a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                                 Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                               -------------- ------------ ------------ ------- -------- ------------
SAST Small & Mid Cap Value Portfolio Class 3                    2.17%            415        (4,706)     --     --         (4,291)
SAST Small & Mid Cap Value Portfolio Class 3                    2.30%          1,304        (6,117)     --     --         (4,813)
SAST Foreign Value Portfolio Class 2                            1.52%         52,909      (232,133) 11,016     --       (168,208)
SAST Foreign Value Portfolio Class 2                            1.72%            260        (3,589)     --     --         (3,329)
SAST Foreign Value Portfolio Class 2                            1.77%          9,866       (12,434)     --     --         (2,568)
SAST Foreign Value Portfolio Class 2                            1.97%             --            (1)     --     --             (1)
SAST Foreign Value Portfolio Class 3                            1.15%        318,132      (109,037)    641     --        209,736
SAST Foreign Value Portfolio Class 3                            1.30%      1,225,893      (757,033)  1,438     --        470,298
SAST Foreign Value Portfolio Class 3                            1.40%         93,236       (34,339)     --     --         58,897
SAST Foreign Value Portfolio Class 3                            1.52%        995,024    (1,995,819)  7,563     --       (993,232)
SAST Foreign Value Portfolio Class 3                            1.55%        647,158      (422,712)     --     --        224,446
SAST Foreign Value Portfolio Class 3                            1.65%        773,724      (398,303)    577     --        375,998
SAST Foreign Value Portfolio Class 3                            1.72%         67,063      (206,049)     --     --       (138,986)
SAST Foreign Value Portfolio Class 3                            1.77%        374,644      (628,672)     --     --       (254,028)
SAST Foreign Value Portfolio Class 3                            1.80%         27,577       (21,285)     --     --          6,292
SAST Foreign Value Portfolio Class 3                            1.90%        394,780      (316,271)     --     --         78,509
SAST Foreign Value Portfolio Class 3                            1.95%         12,813       (12,407)     --     --            406
SAST Foreign Value Portfolio Class 3                            1.97%          4,020       (21,178)     --     --        (17,158)
SAST Foreign Value Portfolio Class 3                            2.02%          5,958        (5,055)     --     --            903
SAST Foreign Value Portfolio Class 3                            2.05%            289            (9)     --     --            280
SAST Foreign Value Portfolio Class 3                            2.15%         11,623        (4,291)     --     --          7,332
SAST Foreign Value Portfolio Class 3                            2.17%          2,599        (7,772)     --     --         (5,173)
SAST Foreign Value Portfolio Class 3                            2.30%          6,972        (2,341)     --     --          4,631
SAST VCP Value Portfolio Class 3                                1.15%      1,079,250       (89,840)     --     --        989,410
SAST VCP Value Portfolio Class 3                                1.30%      6,025,059      (412,386)     --     --      5,612,673
SAST VCP Value Portfolio Class 3                                1.40%        241,772       (15,337)     --     --        226,435
SAST VCP Value Portfolio Class 3                                1.55%      1,444,773      (115,411)     --     --      1,329,362
SAST VCP Value Portfolio Class 3                                1.65%      4,147,317      (233,711)     --     --      3,913,606
SAST VCP Value Portfolio Class 3                                1.80%         97,628        (8,764)     --     --         88,864
SAST VCP Value Portfolio Class 3                                1.90%        839,063       (79,727)     --     --        759,336
SAST VCP Value Portfolio Class 3                                2.15%         24,514        (6,822)     --     --         17,692
SAST VCP Total Return Balanced Portfolio Class 3                1.10%          1,249            --      --     --          1,249
SAST VCP Total Return Balanced Portfolio Class 3                1.15%      1,043,474      (118,508)     --     --        924,966
SAST VCP Total Return Balanced Portfolio Class 3                1.30%      5,832,674      (303,879)     --     --      5,528,795
SAST VCP Total Return Balanced Portfolio Class 3                1.40%        217,669       (20,441)     --     --        197,228
SAST VCP Total Return Balanced Portfolio Class 3                1.55%      1,424,731       (94,439)     --     --      1,330,292
SAST VCP Total Return Balanced Portfolio Class 3                1.65%      3,803,835      (195,062)     --     --      3,608,773
SAST VCP Total Return Balanced Portfolio Class 3                1.80%         99,145        (6,886)     --     --         92,259
SAST VCP Total Return Balanced Portfolio Class 3                1.90%        764,402       (57,741)     --     --        706,661
SAST VCP Total Return Balanced Portfolio Class 3                2.15%         17,936        (1,094)     --     --         16,842
SAST Protected Asset Allocation SAST Portfolio Class 3          1.15%      1,088,553       (80,839)     --     --      1,007,714
SAST Protected Asset Allocation SAST Portfolio Class 3          1.30%      5,850,207      (469,098)     --     --      5,381,109
SAST Protected Asset Allocation SAST Portfolio Class 3          1.40%        252,304       (11,941)     --     --        240,363
SAST Protected Asset Allocation SAST Portfolio Class 3          1.55%      1,380,667      (143,722)     --     --      1,236,945
SAST Protected Asset Allocation SAST Portfolio Class 3          1.65%      4,196,673      (414,152)     --     --      3,782,521
SAST Protected Asset Allocation SAST Portfolio Class 3          1.80%        102,997       (10,708)     --     --         92,289
SAST Protected Asset Allocation SAST Portfolio Class 3          1.90%        839,908      (113,947)     --     --        725,961
SAST Protected Asset Allocation SAST Portfolio Class 3          1.95%             25            --      --     --             25
SAST Protected Asset Allocation SAST Portfolio Class 3          2.15%         20,462       (20,375)     --     --             87
SAST American Funds Growth Portfolio Class 3                    1.15%        301,257      (163,848)  1,396     --        138,805
SAST American Funds Growth Portfolio Class 3                    1.30%        457,913      (425,319)     --     --         32,594
SAST American Funds Growth Portfolio Class 3                    1.40%         88,474       (83,167)     --     --          5,307
SAST American Funds Growth Portfolio Class 3                    1.52%        235,428    (1,618,093)    152     --     (1,382,513)
SAST American Funds Growth Portfolio Class 3                    1.55%        352,252      (223,161)     --     --        129,091
SAST American Funds Growth Portfolio Class 3                    1.65%        560,351      (380,058)    159     --        180,452
SAST American Funds Growth Portfolio Class 3                    1.72%          2,482       (11,435)     --     --         (8,953)
SAST American Funds Growth Portfolio Class 3                    1.77%        113,012      (749,533)     --     --       (636,521)
SAST American Funds Growth Portfolio Class 3                    1.80%         14,980       (10,406)     --     --          4,574
SAST American Funds Growth Portfolio Class 3                    1.90%        156,655      (200,841)     --     --        (44,186)
SAST American Funds Growth Portfolio Class 3                    1.95%          1,788        (7,742)     --     --         (5,954)
SAST American Funds Growth Portfolio Class 3                    2.02%          3,426       (33,196)     --     --        (29,770)
SAST American Funds Growth Portfolio Class 3                    2.05%              2           (25)     --     --            (23)
SAST American Funds Growth Portfolio Class 3                    2.15%          5,815        (3,276)     --     --          2,539
SAST American Funds Growth Portfolio Class 3                    2.17%          2,581        (5,111)     --     --         (2,530)
SAST American Funds Growth Portfolio Class 3                    2.30%         49,676        (5,004)     --     --         44,672
SAST American Funds Global Growth Portfolio Class 3             1.10%            221            --      --     --            221
SAST American Funds Global Growth Portfolio Class 3             1.15%        278,615      (191,684)  3,705     --         90,636
SAST American Funds Global Growth Portfolio Class 3             1.30%        594,128      (661,181)     --     --        (67,053)
SAST American Funds Global Growth Portfolio Class 3             1.40%        104,728      (100,071)     --     --          4,657
SAST American Funds Global Growth Portfolio Class 3             1.52%        424,377    (1,742,513)    422     --     (1,317,714)
SAST American Funds Global Growth Portfolio Class 3             1.55%        361,770      (333,635)     --     --         28,135
SAST American Funds Global Growth Portfolio Class 3             1.65%        481,179      (359,104)    448     --        122,523
SAST American Funds Global Growth Portfolio Class 3             1.72%          4,871        (4,701)     --     --            170
SAST American Funds Global Growth Portfolio Class 3             1.77%        233,943      (811,375)     --     --       (577,432)
SAST American Funds Global Growth Portfolio Class 3             1.80%         20,139       (15,686)     --     --          4,453
SAST American Funds Global Growth Portfolio Class 3             1.90%        201,535      (258,536)     --     --        (57,001)
SAST American Funds Global Growth Portfolio Class 3             1.95%          6,618       (14,855)     --     --         (8,237)
SAST American Funds Global Growth Portfolio Class 3             1.97%             --            --      --     --             --
SAST American Funds Global Growth Portfolio Class 3             2.02%          3,365       (13,407)     --     --        (10,042)
SAST American Funds Global Growth Portfolio Class 3             2.05%            115           (19)     --     --             96
SAST American Funds Global Growth Portfolio Class 3             2.15%         12,529        (2,818)     --     --          9,711
SAST American Funds Global Growth Portfolio Class 3             2.17%          2,786       (11,306)     --     --         (8,520)
SAST American Funds Global Growth Portfolio Class 3             2.30%          2,502       (50,607)     --     --        (48,105)
SAST American Funds Growth-Income Portfolio Class 3             1.10%            615            (3)     --     --            612
SAST American Funds Growth-Income Portfolio Class 3             1.15%        462,384      (309,484) 10,187     --        163,087
SAST American Funds Growth-Income Portfolio Class 3             1.30%        480,870      (328,353)     --     --        152,517
SAST American Funds Growth-Income Portfolio Class 3             1.40%        102,068       (96,851)     --     --          5,217
SAST American Funds Growth-Income Portfolio Class 3             1.52%        195,215    (1,525,927)     55     --     (1,330,657)
SAST American Funds Growth-Income Portfolio Class 3             1.55%        277,681      (153,073)     --     --        124,608
SAST American Funds Growth-Income Portfolio Class 3             1.65%        448,570      (201,886)     37     --        246,721
SAST American Funds Growth-Income Portfolio Class 3             1.72%          2,071       (17,609)     --     --        (15,538)
SAST American Funds Growth-Income Portfolio Class 3             1.77%         85,855      (604,387)     --     --       (518,532)
SAST American Funds Growth-Income Portfolio Class 3             1.80%         13,975        (6,888)     --     --          7,087
SAST American Funds Growth-Income Portfolio Class 3             1.90%        222,915      (163,640)     --     --         59,275
SAST American Funds Growth-Income Portfolio Class 3             1.95%          1,197       (15,850)     --     --        (14,653)
SAST American Funds Growth-Income Portfolio Class 3             1.97%             --          (105)     --     --           (105)
SAST American Funds Growth-Income Portfolio Class 3             2.02%          3,240       (21,644)     --     --        (18,404)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

                                                           Contracts with              Accumulation Annuity Annuity
                                                              a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                                 Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                               -------------- ------------ ------------ ------- -------- ------------
SAST American Funds Growth-Income Portfolio Class 3             2.05%             --           (38)     --       --          (38)
SAST American Funds Growth-Income Portfolio Class 3             2.15%          4,456        (6,597)     --       --       (2,141)
SAST American Funds Growth-Income Portfolio Class 3             2.17%          1,270        (3,181)     --       --       (1,911)
SAST American Funds Growth-Income Portfolio Class 3             2.30%            101        (2,647)     --       --       (2,546)
SAST American Funds Asset Allocation Portfolio Class 3          1.15%        363,614      (271,819) 10,909       --      102,704
SAST American Funds Asset Allocation Portfolio Class 3          1.30%        611,210      (242,647)     --       --      368,563
SAST American Funds Asset Allocation Portfolio Class 3          1.40%        100,929       (76,454)     --       --       24,475
SAST American Funds Asset Allocation Portfolio Class 3          1.52%        174,495      (590,007)     --       --     (415,512)
SAST American Funds Asset Allocation Portfolio Class 3          1.55%        301,857      (163,190)     --       --      138,667
SAST American Funds Asset Allocation Portfolio Class 3          1.65%        517,648      (348,309)     --       --      169,339
SAST American Funds Asset Allocation Portfolio Class 3          1.72%          1,188          (873)     --       --          315
SAST American Funds Asset Allocation Portfolio Class 3          1.77%        127,475      (331,241)     --       --     (203,766)
SAST American Funds Asset Allocation Portfolio Class 3          1.80%         34,338       (15,789)     --       --       18,549
SAST American Funds Asset Allocation Portfolio Class 3          1.90%        165,626       (83,935)     --       --       81,691
SAST American Funds Asset Allocation Portfolio Class 3          1.95%          5,581        (1,765)     --       --        3,816
SAST American Funds Asset Allocation Portfolio Class 3          1.97%          2,078            --      --       --        2,078
SAST American Funds Asset Allocation Portfolio Class 3          2.02%          1,387        (9,758)     --       --       (8,371)
SAST American Funds Asset Allocation Portfolio Class 3          2.15%          4,690        (5,566)     --       --         (876)
SAST American Funds Asset Allocation Portfolio Class 3          2.17%          2,810           (12)     --       --        2,798
SAST American Funds Asset Allocation Portfolio Class 3          2.30%            238           (34)     --       --          204
SAST Cash Management Portfolio Class 1                          1.52%      2,612,137    (2,754,415)     --     (150)    (142,428)
SAST Cash Management Portfolio Class 1                          1.77%         26,544       (35,589)     --       --       (9,045)
SAST Cash Management Portfolio Class 2                          1.52%        379,604      (699,535)  6,947       --     (312,984)
SAST Cash Management Portfolio Class 2                          1.72%             38        (1,376)     --       --       (1,338)
SAST Cash Management Portfolio Class 2                          1.77%          8,394       (77,030)     --       --      (68,636)
SAST Cash Management Portfolio Class 2                          1.97%          1,652        (4,807)     --       --       (3,155)
SAST Cash Management Portfolio Class 3                          1.15%      1,429,769      (987,129) 12,204       --      454,844
SAST Cash Management Portfolio Class 3                          1.30%      8,533,679    (7,286,406)     --       --    1,247,273
SAST Cash Management Portfolio Class 3                          1.40%        104,553       (60,052)     --       --       44,501
SAST Cash Management Portfolio Class 3                          1.52%      5,621,471    (6,695,642)  9,876       --   (1,064,295)
SAST Cash Management Portfolio Class 3                          1.55%      1,906,568    (1,415,821)     --       --      490,747
SAST Cash Management Portfolio Class 3                          1.65%      4,598,636    (4,936,373)     --       --     (337,737)
SAST Cash Management Portfolio Class 3                          1.72%      1,013,092    (1,349,270)     --       --     (336,178)
SAST Cash Management Portfolio Class 3                          1.77%        729,468      (996,153)     --       --     (266,685)
SAST Cash Management Portfolio Class 3                          1.80%        115,654      (143,525)     --       --      (27,871)
SAST Cash Management Portfolio Class 3                          1.90%      1,815,861    (1,446,093)     --       --      369,768
SAST Cash Management Portfolio Class 3                          1.95%        123,304      (150,813)     --       --      (27,509)
SAST Cash Management Portfolio Class 3                          1.97%         34,463      (157,772)     --       --     (123,309)
SAST Cash Management Portfolio Class 3                          2.02%          8,029        (9,561)     --       --       (1,532)
SAST Cash Management Portfolio Class 3                          2.15%        158,837      (330,542)     --       --     (171,705)
SAST Cash Management Portfolio Class 3                          2.17%             44        (2,538)     --       --       (2,494)
SAST Cash Management Portfolio Class 3                          2.30%             --            --      --       --           --
SAST Corporate Bond Portfolio Class 1                           1.52%        114,094      (605,013) 22,979       --     (467,940)
SAST Corporate Bond Portfolio Class 1                           1.77%          1,472       (15,956)     --       --      (14,484)
SAST Corporate Bond Portfolio Class 2                           1.52%          2,886      (147,155) 24,438       --     (119,831)
SAST Corporate Bond Portfolio Class 2                           1.72%             71        (3,444)     --       --       (3,373)
SAST Corporate Bond Portfolio Class 2                           1.77%          9,287       (23,128)     --       --      (13,841)
SAST Corporate Bond Portfolio Class 2                           1.97%            109        (1,419)     --       --       (1,310)
SAST Corporate Bond Portfolio Class 3                           1.15%        317,726      (206,053)     --   (1,564)     110,109
SAST Corporate Bond Portfolio Class 3                           1.30%      1,345,747      (900,066)     --       --      445,681
SAST Corporate Bond Portfolio Class 3                           1.40%         60,466       (64,031)     --       --       (3,565)
SAST Corporate Bond Portfolio Class 3                           1.52%        554,962    (1,963,974)  1,853       --   (1,407,159)
SAST Corporate Bond Portfolio Class 3                           1.55%        323,185      (313,339)     --       --        9,846
SAST Corporate Bond Portfolio Class 3                           1.65%        877,244      (534,844)    436       --      342,836
SAST Corporate Bond Portfolio Class 3                           1.72%         30,207      (337,836)     --       --     (307,629)
SAST Corporate Bond Portfolio Class 3                           1.77%        195,673      (584,031)     --       --     (388,358)
SAST Corporate Bond Portfolio Class 3                           1.80%         25,232       (26,153)     --       --         (921)
SAST Corporate Bond Portfolio Class 3                           1.90%        386,768      (302,827)     --       --       83,941
SAST Corporate Bond Portfolio Class 3                           1.95%          2,416        (7,195)     --       --       (4,779)
SAST Corporate Bond Portfolio Class 3                           1.97%         14,953       (19,119)     --       --       (4,166)
SAST Corporate Bond Portfolio Class 3                           2.02%          3,246       (19,321)     --       --      (16,075)
SAST Corporate Bond Portfolio Class 3                           2.05%              6            (7)     --       --           (1)
SAST Corporate Bond Portfolio Class 3                           2.15%         28,183       (29,654)     --       --       (1,471)
SAST Corporate Bond Portfolio Class 3                           2.17%            322        (2,857)     --       --       (2,535)
SAST Corporate Bond Portfolio Class 3                           2.30%          1,133        (2,239)     --       --       (1,106)
SAST Global Bond Portfolio Class 1                              1.52%         67,846      (237,458)  9,680       --     (159,932)
SAST Global Bond Portfolio Class 1                              1.77%            117        (3,318)     --       --       (3,201)
SAST Global Bond Portfolio Class 2                              1.52%         25,906       (79,184)     --       --      (53,278)
SAST Global Bond Portfolio Class 2                              1.72%            310          (550)     --       --         (240)
SAST Global Bond Portfolio Class 2                              1.77%          8,922        (9,942)     --       --       (1,020)
SAST Global Bond Portfolio Class 2                              1.97%             59          (762)     --       --         (703)
SAST Global Bond Portfolio Class 3                              1.15%        325,293      (203,533)    663       --      122,423
SAST Global Bond Portfolio Class 3                              1.30%        919,381      (435,000)  2,308       --      486,689
SAST Global Bond Portfolio Class 3                              1.40%         80,405       (40,871)     --       --       39,534
SAST Global Bond Portfolio Class 3                              1.52%        311,034      (767,428)  4,110       --     (452,284)
SAST Global Bond Portfolio Class 3                              1.55%        347,893      (260,948)     --       --       86,945
SAST Global Bond Portfolio Class 3                              1.65%        545,308      (252,410)    261       --      293,159
SAST Global Bond Portfolio Class 3                              1.72%         23,217       (79,800)     --       --      (56,583)
SAST Global Bond Portfolio Class 3                              1.77%        132,890      (244,040)     --       --     (111,150)
SAST Global Bond Portfolio Class 3                              1.80%         27,123       (24,963)     --       --        2,160
SAST Global Bond Portfolio Class 3                              1.90%        221,667      (143,697)     --       --       77,970
SAST Global Bond Portfolio Class 3                              1.95%          1,577        (8,090)     --       --       (6,513)
SAST Global Bond Portfolio Class 3                              1.97%         12,449        (9,935)     --       --        2,514
SAST Global Bond Portfolio Class 3                              2.02%          1,494        (6,010)     --       --       (4,516)
SAST Global Bond Portfolio Class 3                              2.05%             96            (5)     --       --           91
SAST Global Bond Portfolio Class 3                              2.15%         10,013        (9,219)     --       --          794
SAST Global Bond Portfolio Class 3                              2.17%            547        (3,449)     --       --       (2,902)
SAST Global Bond Portfolio Class 3                              2.30%          1,384          (776)     --       --          608
SAST High-Yield Bond Portfolio Class 1                          1.52%        508,135    (1,007,156) 17,840       --     (481,181)
SAST High-Yield Bond Portfolio Class 1                          1.77%          1,628       (11,565)     --       --       (9,937)
SAST High-Yield Bond Portfolio Class 2                          1.52%         22,299       (95,693)    910       --      (72,484)
SAST High-Yield Bond Portfolio Class 2                          1.72%            168        (1,772)     --       --       (1,604)
SAST High-Yield Bond Portfolio Class 2                          1.77%          3,652       (14,056)     --       --      (10,404)
SAST High-Yield Bond Portfolio Class 2                          1.97%             14          (225)     --       --         (211)
SAST High-Yield Bond Portfolio Class 3                          1.15%        169,194      (126,282)    390       --       43,302
SAST High-Yield Bond Portfolio Class 3                          1.30%      1,170,772    (1,452,105)     --       --     (281,333)
SAST High-Yield Bond Portfolio Class 3                          1.40%         18,893       (15,770)     --       --        3,123

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

                                                           Contracts with              Accumulation Annuity Annuity
                                                              a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                                 Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                               -------------- ------------ ------------ ------- -------- ------------
SAST High-Yield Bond Portfolio Class 3                          1.52%       798,680     (1,277,278)  2,576      --     (476,022)
SAST High-Yield Bond Portfolio Class 3                          1.55%       191,589       (127,814)     --      --       63,775
SAST High-Yield Bond Portfolio Class 3                          1.65%       249,174       (365,525)    326      --     (116,025)
SAST High-Yield Bond Portfolio Class 3                          1.72%        87,322       (147,189)     --      --      (59,867)
SAST High-Yield Bond Portfolio Class 3                          1.77%        92,822       (128,284)     --      --      (35,462)
SAST High-Yield Bond Portfolio Class 3                          1.80%        16,371        (10,235)     --      --        6,136
SAST High-Yield Bond Portfolio Class 3                          1.90%       107,644       (259,455)     --      --     (151,811)
SAST High-Yield Bond Portfolio Class 3                          1.95%        25,851        (42,119)     --      --      (16,268)
SAST High-Yield Bond Portfolio Class 3                          1.97%         8,056        (17,647)     --      --       (9,591)
SAST High-Yield Bond Portfolio Class 3                          2.02%           728         (3,234)     --      --       (2,506)
SAST High-Yield Bond Portfolio Class 3                          2.15%        24,130         (3,648)     --      --       20,482
SAST High-Yield Bond Portfolio Class 3                          2.17%           472           (729)     --      --         (257)
SAST High-Yield Bond Portfolio Class 3                          2.30%           995         (1,091)     --      --          (96)
AST Asset Allocation Portfolio Class 1                          1.52%        44,359       (547,586) 39,600      --     (463,627)
AST Asset Allocation Portfolio Class 1                          1.77%            62         (3,242)     --      --       (3,180)
AST Asset Allocation Portfolio Class 2                          1.52%         1,920        (81,654)    874      --      (78,860)
AST Asset Allocation Portfolio Class 2                          1.72%            61           (432)     --      --         (371)
AST Asset Allocation Portfolio Class 2                          1.77%           321         (1,839)     --      --       (1,518)
AST Asset Allocation Portfolio Class 2                          1.97%           622        (11,506)     --      --      (10,884)
AST Asset Allocation Portfolio Class 3                          1.15%        34,540        (28,860)     --    (863)       4,817
AST Asset Allocation Portfolio Class 3                          1.30%        53,644        (28,508)     --      --       25,136
AST Asset Allocation Portfolio Class 3                          1.40%         6,550         (1,004)     --      --        5,546
AST Asset Allocation Portfolio Class 3                          1.52%        11,184        (53,393)  1,409    (523)     (41,323)
AST Asset Allocation Portfolio Class 3                          1.55%         7,920        (17,133)     --      --       (9,213)
AST Asset Allocation Portfolio Class 3                          1.65%        23,117        (22,668)     --      --          449
AST Asset Allocation Portfolio Class 3                          1.72%        25,935        (77,581)     --      --      (51,646)
AST Asset Allocation Portfolio Class 3                          1.77%        17,655        (11,249)     --      --        6,406
AST Asset Allocation Portfolio Class 3                          1.80%         1,028         (2,454)     --      --       (1,426)
AST Asset Allocation Portfolio Class 3                          1.90%        11,866        (14,207)     --      --       (2,341)
AST Asset Allocation Portfolio Class 3                          1.97%         1,722         (2,188)     --      --         (466)
AST Asset Allocation Portfolio Class 3                          2.02%            11            (46)     --      --          (35)
AST Asset Allocation Portfolio Class 3                          2.15%         2,445         (2,456)     --      --          (11)
AST Asset Allocation Portfolio Class 3                          2.17%             4            (99)     --      --          (95)
AST Asset Allocation Portfolio Class 3                          2.30%             5            (23)     --      --          (18)
SAST Growth-Income Portfolio Class 1                            1.52%        30,968       (511,640) 21,379      --     (459,293)
SAST Growth-Income Portfolio Class 1                            1.77%            --         (7,672)     --      --       (7,672)
SAST Growth-Income Portfolio Class 2                            1.52%         6,645        (52,386)  2,007      --      (43,734)
SAST Growth-Income Portfolio Class 2                            1.72%            --         (3,068)     --      --       (3,068)
SAST Growth-Income Portfolio Class 2                            1.77%         1,419         (3,300)     --      --       (1,881)
SAST Growth-Income Portfolio Class 2                            1.97%           271           (269)     --      --            2
SAST Growth-Income Portfolio Class 3                            1.15%       124,153       (108,527)  1,079      --       16,705
SAST Growth-Income Portfolio Class 3                            1.30%       373,274       (279,704)  5,180      --       98,750
SAST Growth-Income Portfolio Class 3                            1.40%        32,334        (13,740)     --      --       18,594
SAST Growth-Income Portfolio Class 3                            1.52%       123,417       (158,270)     54      --      (34,799)
SAST Growth-Income Portfolio Class 3                            1.55%       172,747       (124,323)     --      --       48,424
SAST Growth-Income Portfolio Class 3                            1.65%       222,788       (195,613)     --      --       27,175
SAST Growth-Income Portfolio Class 3                            1.72%        11,958        (17,808)     --      --       (5,850)
SAST Growth-Income Portfolio Class 3                            1.77%        65,496        (49,161)     --      --       16,335
SAST Growth-Income Portfolio Class 3                            1.80%        16,459        (18,338)     --      --       (1,879)
SAST Growth-Income Portfolio Class 3                            1.90%       166,051       (135,762)     --      --       30,289
SAST Growth-Income Portfolio Class 3                            1.95%           726         (5,769)     --      --       (5,043)
SAST Growth-Income Portfolio Class 3                            1.97%           299           (507)     --      --         (208)
SAST Growth-Income Portfolio Class 3                            2.02%           752           (482)     --      --          270
SAST Growth-Income Portfolio Class 3                            2.15%           943         (6,292)     --      --       (5,349)
SAST Growth-Income Portfolio Class 3                            2.17%           308            (94)     --      --          214
SAST Growth-Income Portfolio Class 3                            2.30%           348           (998)     --      --         (650)
SAST Global Equities Portfolio Class 1                          1.52%        21,632       (261,530)  7,493      --     (232,405)
SAST Global Equities Portfolio Class 1                          1.77%           315           (358)     --      --          (43)
SAST Global Equities Portfolio Class 2                          1.40%           544         (4,891)     --      --       (4,347)
SAST Global Equities Portfolio Class 2                          1.52%         7,589        (12,570)  1,318      --       (3,663)
SAST Global Equities Portfolio Class 2                          1.55%           725           (644)     --      --           81
SAST Global Equities Portfolio Class 2                          1.70%            36           (207)     --      --         (171)
SAST Global Equities Portfolio Class 2                          1.72%            21         (1,589)     --      --       (1,568)
SAST Global Equities Portfolio Class 2                          1.77%           772         (1,362)     --      --         (590)
SAST Global Equities Portfolio Class 2                          1.80%             1             (6)     --      --           (5)
SAST Global Equities Portfolio Class 2                          1.95%            --             (4)     --      --           (4)
SAST Global Equities Portfolio Class 2                          1.97%             1             (7)     --      --           (6)
SAST Global Equities Portfolio Class 3                          1.15%        56,018        (66,032)     --    (380)     (10,394)
SAST Global Equities Portfolio Class 3                          1.30%        60,767        (59,280)     --      --        1,487
SAST Global Equities Portfolio Class 3                          1.40%        22,676           (800)     --      --       21,876
SAST Global Equities Portfolio Class 3                          1.52%        22,700       (106,901)      3      --      (84,198)
SAST Global Equities Portfolio Class 3                          1.55%        38,858        (22,987)     --      --       15,871
SAST Global Equities Portfolio Class 3                          1.65%        78,854        (14,338)     --      --       64,516
SAST Global Equities Portfolio Class 3                          1.72%         6,444        (35,037)     --      --      (28,593)
SAST Global Equities Portfolio Class 3                          1.77%        22,675        (44,663)     --      --      (21,988)
SAST Global Equities Portfolio Class 3                          1.80%         1,649           (197)     --      --        1,452
SAST Global Equities Portfolio Class 3                          1.90%        49,589         (9,998)     --      --       39,591
SAST Global Equities Portfolio Class 3                          1.95%           516            (75)     --      --          441
SAST Global Equities Portfolio Class 3                          1.97%         6,968           (946)     --      --        6,022
SAST Global Equities Portfolio Class 3                          2.02%            54         (2,233)     --      --       (2,179)
SAST Global Equities Portfolio Class 3                          2.05%            19             --      --      --           19
SAST Global Equities Portfolio Class 3                          2.15%           476           (317)     --      --          159
SAST Global Equities Portfolio Class 3                          2.17%            13            (32)     --      --          (19)
SAST Global Equities Portfolio Class 3                          2.30%            29         (3,460)     --      --       (3,431)
SAST Alliance Growth Portfolio Class 1                          1.52%        76,775       (542,660) 13,747      --     (452,138)
SAST Alliance Growth Portfolio Class 1                          1.77%            81         (4,830)     --      --       (4,749)
SAST Alliance Growth Portfolio Class 2                          1.40%            (1)        (1,631)     17      --       (1,615)
SAST Alliance Growth Portfolio Class 2                          1.52%         6,931        (71,615)    877      --      (63,807)
SAST Alliance Growth Portfolio Class 2                          1.55%           399         (2,771)     --      --       (2,372)
SAST Alliance Growth Portfolio Class 2                          1.70%            52           (229)     --      --         (177)
SAST Alliance Growth Portfolio Class 2                          1.72%             5           (707)     --      --         (702)
SAST Alliance Growth Portfolio Class 2                          1.77%           709        (12,681)     --      --      (11,972)
SAST Alliance Growth Portfolio Class 2                          1.80%            --             (5)     --      --           (5)
SAST Alliance Growth Portfolio Class 2                          1.97%            39           (609)     --      --         (570)
SAST Alliance Growth Portfolio Class 3                          1.15%        53,553        (31,164)  2,883      --       25,272
SAST Alliance Growth Portfolio Class 3                          1.30%        95,358        (65,650)     --      --       29,708
SAST Alliance Growth Portfolio Class 3                          1.40%        15,167        (24,407)     --      --       (9,240)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

                                                           Contracts with              Accumulation Annuity Annuity
                                                              a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                                 Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                               -------------- ------------ ------------ ------- -------- ------------
SAST Alliance Growth Portfolio Class 3                          1.52%          40,310     (354,463)  1,651      --      (312,502)
SAST Alliance Growth Portfolio Class 3                          1.55%          48,307      (52,008)     --      --        (3,701)
SAST Alliance Growth Portfolio Class 3                          1.65%         114,081      (34,180)     --      --        79,901
SAST Alliance Growth Portfolio Class 3                          1.72%           7,531      (89,353)     --      --       (81,822)
SAST Alliance Growth Portfolio Class 3                          1.77%          11,347      (44,640)     --      --       (33,293)
SAST Alliance Growth Portfolio Class 3                          1.80%           1,513       (1,100)     --      --           413
SAST Alliance Growth Portfolio Class 3                          1.90%          34,742       (8,761)     --      --        25,981
SAST Alliance Growth Portfolio Class 3                          1.95%           5,359       (1,206)     --      --         4,153
SAST Alliance Growth Portfolio Class 3                          1.97%             195       (4,123)     --      --        (3,928)
SAST Alliance Growth Portfolio Class 3                          2.02%           5,466       (7,569)     --      --        (2,103)
SAST Alliance Growth Portfolio Class 3                          2.15%           7,200       (1,152)     --      --         6,048
SAST Alliance Growth Portfolio Class 3                          2.17%               1         (102)     --      --          (101)
SAST Alliance Growth Portfolio Class 3                          2.30%          11,122         (892)     --      --        10,230
SAST MFS Massachusetts Investors Trust Portfolio Class 1        1.52%          31,153     (241,459)  7,062      --      (203,244)
SAST MFS Massachusetts Investors Trust Portfolio Class 1        1.77%             897       (2,502)     --      --        (1,605)
SAST MFS Massachusetts Investors Trust Portfolio Class 2        1.52%          10,482      (57,641)  1,150      --       (46,009)
SAST MFS Massachusetts Investors Trust Portfolio Class 2        1.72%               1       (2,957)     --      --        (2,956)
SAST MFS Massachusetts Investors Trust Portfolio Class 2        1.77%           3,484       (5,977)     --      --        (2,493)
SAST MFS Massachusetts Investors Trust Portfolio Class 2        1.97%              --         (123)     --      --          (123)
SAST MFS Massachusetts Investors Trust Portfolio Class 3        1.15%         111,236      (83,119)     --    (313)       27,804
SAST MFS Massachusetts Investors Trust Portfolio Class 3        1.30%         382,671     (463,871)     --      --       (81,200)
SAST MFS Massachusetts Investors Trust Portfolio Class 3        1.40%          62,163      (28,073)     --      --        34,090
SAST MFS Massachusetts Investors Trust Portfolio Class 3        1.52%         120,509     (637,967)  1,052      --      (516,406)
SAST MFS Massachusetts Investors Trust Portfolio Class 3        1.55%         145,078     (236,299)     --      --       (91,221)
SAST MFS Massachusetts Investors Trust Portfolio Class 3        1.65%         235,812     (333,211)    292      --       (97,107)
SAST MFS Massachusetts Investors Trust Portfolio Class 3        1.72%          18,353      (34,931)     --      --       (16,578)
SAST MFS Massachusetts Investors Trust Portfolio Class 3        1.77%          59,120     (238,113)     --      --      (178,993)
SAST MFS Massachusetts Investors Trust Portfolio Class 3        1.80%          15,405      (16,639)     --      --        (1,234)
SAST MFS Massachusetts Investors Trust Portfolio Class 3        1.90%         165,656     (195,522)     --      --       (29,866)
SAST MFS Massachusetts Investors Trust Portfolio Class 3        1.95%           2,489       (7,071)     --      --        (4,582)
SAST MFS Massachusetts Investors Trust Portfolio Class 3        1.97%             904       (2,024)     --      --        (1,120)
SAST MFS Massachusetts Investors Trust Portfolio Class 3        2.02%           1,140       (1,670)     --      --          (530)
SAST MFS Massachusetts Investors Trust Portfolio Class 3        2.05%               1          (13)     --      --           (12)
SAST MFS Massachusetts Investors Trust Portfolio Class 3        2.15%           3,391       (5,599)     --      --        (2,208)
SAST MFS Massachusetts Investors Trust Portfolio Class 3        2.17%              46       (3,417)     --      --        (3,371)
SAST MFS Massachusetts Investors Trust Portfolio Class 3        2.30%             901       (2,034)     --      --        (1,133)
SAST Fundamental Growth Portfolio Class 1                       1.52%          11,552     (228,189)  8,414      --      (208,223)
SAST Fundamental Growth Portfolio Class 1                       1.77%              37       (1,962)     --      --        (1,925)
SAST Fundamental Growth Portfolio Class 2                       1.52%           1,469      (12,843)     --      --       (11,374)
SAST Fundamental Growth Portfolio Class 2                       1.72%               7          (94)     --      --           (87)
SAST Fundamental Growth Portfolio Class 2                       1.77%             365       (3,386)     --      --        (3,021)
SAST Fundamental Growth Portfolio Class 2                       1.97%              27          (93)     --      --           (66)
SAST Fundamental Growth Portfolio Class 3                       1.15%          21,900      (19,902)     --    (254)        1,744
SAST Fundamental Growth Portfolio Class 3                       1.30%          40,315      (13,463)     --      --        26,852
SAST Fundamental Growth Portfolio Class 3                       1.40%           3,930       (9,662)     --      --        (5,732)
SAST Fundamental Growth Portfolio Class 3                       1.52%          69,635     (339,399)      3      --      (269,761)
SAST Fundamental Growth Portfolio Class 3                       1.55%          12,806      (15,559)     --      --        (2,753)
SAST Fundamental Growth Portfolio Class 3                       1.65%          26,002      (27,874)     --    (123)       (1,995)
SAST Fundamental Growth Portfolio Class 3                       1.72%           5,672      (43,818)     --      --       (38,146)
SAST Fundamental Growth Portfolio Class 3                       1.77%          22,386     (123,391)     --      --      (101,005)
SAST Fundamental Growth Portfolio Class 3                       1.80%           2,387       (1,601)     --      --           786
SAST Fundamental Growth Portfolio Class 3                       1.90%          12,466      (36,420)     --      --       (23,954)
SAST Fundamental Growth Portfolio Class 3                       1.95%              --         (810)     --      --          (810)
SAST Fundamental Growth Portfolio Class 3                       1.97%             486       (1,087)     --      --          (601)
SAST Fundamental Growth Portfolio Class 3                       2.02%             363       (1,581)     --      --        (1,218)
SAST Fundamental Growth Portfolio Class 3                       2.15%              --         (152)     --      --          (152)
SAST Fundamental Growth Portfolio Class 3                       2.17%              --          (85)     --      --           (85)
SAST Fundamental Growth Portfolio Class 3                       2.30%              --       (4,907)     --      --        (4,907)
SAST Dynamic Allocation Portfolio Class 3                       1.15%      21,042,581   (2,060,208)  2,583      --    18,984,956
SAST Dynamic Allocation Portfolio Class 3                       1.30%      94,622,923  (11,362,771)  1,305      --    83,261,457
SAST Dynamic Allocation Portfolio Class 3                       1.40%       3,789,200     (351,360)     --      --     3,437,840
SAST Dynamic Allocation Portfolio Class 3                       1.52%       3,418,648     (875,238)     --      --     2,543,410
SAST Dynamic Allocation Portfolio Class 3                       1.55%      27,609,784   (3,200,393)     --      --    24,409,391
SAST Dynamic Allocation Portfolio Class 3                       1.65%      57,758,327   (7,245,731)     --      --    50,512,596
SAST Dynamic Allocation Portfolio Class 3                       1.72%          33,461       (8,792)     --      --        24,669
SAST Dynamic Allocation Portfolio Class 3                       1.77%       1,400,767     (241,401)     --      --     1,159,366
SAST Dynamic Allocation Portfolio Class 3                       1.80%       3,084,996     (371,872)     --      --     2,713,124
SAST Dynamic Allocation Portfolio Class 3                       1.90%      13,476,322   (3,086,595)  2,273      --    10,392,000
SAST Dynamic Allocation Portfolio Class 3                       1.95%              80       (3,231)     --      --        (3,151)
SAST Dynamic Allocation Portfolio Class 3                       2.02%           6,436       (3,192)     --      --         3,244
SAST Dynamic Allocation Portfolio Class 3                       2.15%         454,810     (331,232)     --      --       123,578
SAST Dynamic Allocation Portfolio Class 3                       2.30%             410         (410)     --      --            --
SAST International Diversified Equities Portfolio Class 1       1.52%         183,236     (445,731) 16,158      --      (246,337)
SAST International Diversified Equities Portfolio Class 1       1.77%          12,185       (1,253)     --      --        10,932
SAST International Diversified Equities Portfolio Class 2       1.52%          56,186     (189,221)  3,937      --      (129,098)
SAST International Diversified Equities Portfolio Class 2       1.72%             492       (5,137)     --      --        (4,645)
SAST International Diversified Equities Portfolio Class 2       1.77%          18,321      (17,391)     --      --           930
SAST International Diversified Equities Portfolio Class 2       1.97%             980       (7,972)     --      --        (6,992)
SAST International Diversified Equities Portfolio Class 3       1.15%          76,933      (44,013)    832      --        33,752
SAST International Diversified Equities Portfolio Class 3       1.30%         150,400      (76,822)     --      --        73,578
SAST International Diversified Equities Portfolio Class 3       1.40%          15,646      (15,776)     --      --          (130)
SAST International Diversified Equities Portfolio Class 3       1.52%         651,476   (1,297,136)  7,112      --      (638,548)
SAST International Diversified Equities Portfolio Class 3       1.55%          79,884      (60,612)     --      --        19,272
SAST International Diversified Equities Portfolio Class 3       1.65%         171,477      (98,283)     --     (69)       73,125
SAST International Diversified Equities Portfolio Class 3       1.72%         101,979     (247,124)     --      --      (145,145)
SAST International Diversified Equities Portfolio Class 3       1.77%         196,547     (258,210)     --      --       (61,663)
SAST International Diversified Equities Portfolio Class 3       1.80%           4,712       (2,088)     --      --         2,624
SAST International Diversified Equities Portfolio Class 3       1.90%          91,254      (67,300)     --      --        23,954
SAST International Diversified Equities Portfolio Class 3       1.95%           2,093       (1,961)     --      --           132
SAST International Diversified Equities Portfolio Class 3       1.97%           9,068      (25,066)     --      --       (15,998)
SAST International Diversified Equities Portfolio Class 3       2.02%           4,345       (2,558)     --      --         1,787
SAST International Diversified Equities Portfolio Class 3       2.15%           3,830         (215)     --      --         3,615
SAST International Diversified Equities Portfolio Class 3       2.17%           1,111       (2,993)     --      --        (1,882)
SAST International Diversified Equities Portfolio Class 3       2.30%             129          (26)     --      --           103
SAST Davis Venture Value Portfolio Class 1                      1.52%          41,059   (1,299,988) 30,899      --    (1,228,030)
SAST Davis Venture Value Portfolio Class 1                      1.77%           3,543      (26,011)     --      --       (22,468)
SAST Davis Venture Value Portfolio Class 2                      1.40%             234       (6,467)     --      --        (6,233)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

                                                           Contracts with              Accumulation Annuity Annuity
                                                              a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                                 Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                               -------------- ------------ ------------ ------- -------- ------------
SAST Davis Venture Value Portfolio Class 2                      1.52%          6,579      (195,359)  7,253     --       (181,527)
SAST Davis Venture Value Portfolio Class 2                      1.55%             39        (1,276)     --     --         (1,237)
SAST Davis Venture Value Portfolio Class 2                      1.72%            120        (3,518)     --     --         (3,398)
SAST Davis Venture Value Portfolio Class 2                      1.77%          2,637       (26,025)     --     --        (23,388)
SAST Davis Venture Value Portfolio Class 2                      1.80%             --           (11)     --     --            (11)
SAST Davis Venture Value Portfolio Class 2                      1.97%            111        (2,262)     --     --         (2,151)
SAST Davis Venture Value Portfolio Class 3                      1.15%        190,940      (169,116)  3,005     --         24,829
SAST Davis Venture Value Portfolio Class 3                      1.30%        470,569      (386,162)  1,216     --         85,623
SAST Davis Venture Value Portfolio Class 3                      1.40%         66,027       (38,848)     --     --         27,179
SAST Davis Venture Value Portfolio Class 3                      1.52%         97,167    (1,092,366)  5,097     --       (990,102)
SAST Davis Venture Value Portfolio Class 3                      1.55%        242,841      (213,260)     --     --         29,581
SAST Davis Venture Value Portfolio Class 3                      1.65%        238,015      (270,671)    331     --        (32,325)
SAST Davis Venture Value Portfolio Class 3                      1.72%         16,063      (197,261)     --     --       (181,198)
SAST Davis Venture Value Portfolio Class 3                      1.77%         37,758      (228,637)     --     --       (190,879)
SAST Davis Venture Value Portfolio Class 3                      1.80%         12,894       (14,011)     --     --         (1,117)
SAST Davis Venture Value Portfolio Class 3                      1.90%        123,151      (172,608)     --     --        (49,457)
SAST Davis Venture Value Portfolio Class 3                      1.95%          5,909       (12,068)     --     --         (6,159)
SAST Davis Venture Value Portfolio Class 3                      1.97%          1,248       (13,908)     --     --        (12,660)
SAST Davis Venture Value Portfolio Class 3                      2.02%            899        (4,337)     --     --         (3,438)
SAST Davis Venture Value Portfolio Class 3                      2.05%             44           (94)     --     --            (50)
SAST Davis Venture Value Portfolio Class 3                      2.15%            304        (3,871)     --     --         (3,567)
SAST Davis Venture Value Portfolio Class 3                      2.17%             62        (2,321)     --     --         (2,259)
SAST Davis Venture Value Portfolio Class 3                      2.30%            528        (1,335)     --     --           (807)
SAST MFS Total Return Portfolio Class 1                         1.52%         76,605      (601,334) 11,817     --       (512,912)
SAST MFS Total Return Portfolio Class 1                         1.77%          3,833       (18,219)     --     --        (14,386)
SAST MFS Total Return Portfolio Class 2                         1.52%         12,302      (170,540)  2,738     --       (155,500)
SAST MFS Total Return Portfolio Class 2                         1.72%             50        (4,450)     --     --         (4,400)
SAST MFS Total Return Portfolio Class 2                         1.77%          4,608       (25,384)     --     --        (20,776)
SAST MFS Total Return Portfolio Class 2                         1.97%            137        (2,474)     --     --         (2,337)
SAST MFS Total Return Portfolio Class 3                         1.15%         87,512       (86,323)  2,790     --          3,979
SAST MFS Total Return Portfolio Class 3                         1.30%        132,389      (150,073)     --     --        (17,684)
SAST MFS Total Return Portfolio Class 3                         1.40%         60,713        (5,663)     --     --         55,050
SAST MFS Total Return Portfolio Class 3                         1.52%         67,973      (624,183)  2,939     --       (553,271)
SAST MFS Total Return Portfolio Class 3                         1.55%        127,516       (61,077)     --     --         66,439
SAST MFS Total Return Portfolio Class 3                         1.65%         94,224      (152,273)     --     --        (58,049)
SAST MFS Total Return Portfolio Class 3                         1.72%         31,106      (182,686)     --     --       (151,580)
SAST MFS Total Return Portfolio Class 3                         1.77%          9,184       (90,405)     --     --        (81,221)
SAST MFS Total Return Portfolio Class 3                         1.80%          6,417        (8,580)     --     --         (2,163)
SAST MFS Total Return Portfolio Class 3                         1.90%         49,387       (61,552)     --     --        (12,165)
SAST MFS Total Return Portfolio Class 3                         1.95%            178          (733)     --     --           (555)
SAST MFS Total Return Portfolio Class 3                         1.97%          4,382       (23,135)     --     --        (18,753)
SAST MFS Total Return Portfolio Class 3                         2.02%            136       (16,367)     --     --        (16,231)
SAST MFS Total Return Portfolio Class 3                         2.15%          5,952       (14,105)     --     --         (8,153)
SAST MFS Total Return Portfolio Class 3                         2.17%             --            --      --     --             --
SAST MFS Total Return Portfolio Class 3                         2.30%            131          (544)     --     --           (413)
SAST Total Return Bond Portfolio Class 1                        1.52%        122,313      (427,227)  7,757     --       (297,157)
SAST Total Return Bond Portfolio Class 1                        1.77%          1,764       (10,883)     --     --         (9,119)
SAST Total Return Bond Portfolio Class 2                        1.52%         35,480      (126,571)     --    (30)       (91,121)
SAST Total Return Bond Portfolio Class 2                        1.77%          9,008       (32,026)     --     --        (23,018)
SAST Total Return Bond Portfolio Class 3                        1.15%        472,475      (442,867)    578     --         30,186
SAST Total Return Bond Portfolio Class 3                        1.30%      1,909,531    (1,814,899)  3,264     --         97,896
SAST Total Return Bond Portfolio Class 3                        1.40%        104,548      (136,882)     --     --        (32,334)
SAST Total Return Bond Portfolio Class 3                        1.52%        442,166    (2,016,138)    211     --     (1,573,761)
SAST Total Return Bond Portfolio Class 3                        1.55%        657,598      (913,278)     --     --       (255,680)
SAST Total Return Bond Portfolio Class 3                        1.65%      1,346,866    (1,425,845)  1,175     --        (77,804)
SAST Total Return Bond Portfolio Class 3                        1.72%         42,973       (80,968)     --     --        (37,995)
SAST Total Return Bond Portfolio Class 3                        1.77%        166,492      (753,034)     --     --       (586,542)
SAST Total Return Bond Portfolio Class 3                        1.80%         84,420       (72,947)     --     --         11,473
SAST Total Return Bond Portfolio Class 3                        1.90%        545,964      (717,736)     --     --       (171,772)
SAST Total Return Bond Portfolio Class 3                        1.95%          6,720       (25,070)     --     --        (18,350)
SAST Total Return Bond Portfolio Class 3                        1.97%         12,350        (1,469)     --     --         10,881
SAST Total Return Bond Portfolio Class 3                        2.02%          2,696       (12,402)     --     --         (9,706)
SAST Total Return Bond Portfolio Class 3                        2.05%             12           (11)     --     --              1
SAST Total Return Bond Portfolio Class 3                        2.15%          5,807       (25,493)     --     --        (19,686)
SAST Total Return Bond Portfolio Class 3                        2.17%            902        (8,023)     --     --         (7,121)
SAST Total Return Bond Portfolio Class 3                        2.30%          3,376        (5,876)     --     --         (2,500)
SAST Telecom Utility Portfolio Class 1                          1.52%         47,565      (124,544)  2,766     --        (74,213)
SAST Telecom Utility Portfolio Class 1                          1.77%          1,121          (838)     --     --            283
SAST Telecom Utility Portfolio Class 2                          1.52%          8,076       (12,810)  1,421     --         (3,313)
SAST Telecom Utility Portfolio Class 2                          1.77%            463        (6,926)     --     --         (6,463)
SAST Telecom Utility Portfolio Class 3                          1.15%         32,251       (27,300)    291     --          5,242
SAST Telecom Utility Portfolio Class 3                          1.30%         80,805       (49,341)     --     --         31,464
SAST Telecom Utility Portfolio Class 3                          1.40%          3,247        (3,339)     --     --            (92)
SAST Telecom Utility Portfolio Class 3                          1.52%         49,463      (119,564)    111     --        (69,990)
SAST Telecom Utility Portfolio Class 3                          1.55%         56,155       (31,638)     --     --         24,517
SAST Telecom Utility Portfolio Class 3                          1.65%         78,206       (33,051)     --     --         45,155
SAST Telecom Utility Portfolio Class 3                          1.72%         15,017       (18,480)     --     --         (3,463)
SAST Telecom Utility Portfolio Class 3                          1.77%         22,080       (28,625)     --     --         (6,545)
SAST Telecom Utility Portfolio Class 3                          1.80%          6,976        (2,576)     --     --          4,400
SAST Telecom Utility Portfolio Class 3                          1.90%         23,743       (12,096)     --     --         11,647
SAST Telecom Utility Portfolio Class 3                          1.95%            407        (3,278)     --     --         (2,871)
SAST Telecom Utility Portfolio Class 3                          1.97%          6,832        (2,498)     --     --          4,334
SAST Telecom Utility Portfolio Class 3                          2.02%              7          (604)     --     --           (597)
SAST Telecom Utility Portfolio Class 3                          2.15%         22,665        (6,333)     --     --         16,332
SAST Telecom Utility Portfolio Class 3                          2.17%          1,353           (95)     --     --          1,258
SAST Telecom Utility Portfolio Class 3                          2.30%             46          (151)     --     --           (105)
SAST Equity Opportunities Portfolio Class 1                     1.52%         11,619      (169,326) 10,519     --       (147,188)
SAST Equity Opportunities Portfolio Class 1                     1.77%          4,547        (5,303)     --     --           (756)
SAST Equity Opportunities Portfolio Class 2                     1.52%         11,190       (37,644)    374     --        (26,080)
SAST Equity Opportunities Portfolio Class 2                     1.72%              3          (126)     --     --           (123)
SAST Equity Opportunities Portfolio Class 2                     1.77%          1,053        (2,327)     --     --         (1,274)
SAST Equity Opportunities Portfolio Class 2                     1.97%             14           (89)     --     --            (75)
SAST Equity Opportunities Portfolio Class 3                     1.15%         70,745       (15,384)    773     --         56,134
SAST Equity Opportunities Portfolio Class 3                     1.30%        296,595       (75,486)     --     --        221,109
SAST Equity Opportunities Portfolio Class 3                     1.40%         34,997        (3,260)     --     --         31,737
SAST Equity Opportunities Portfolio Class 3                     1.52%        113,945      (180,797)    338     --        (66,514)
SAST Equity Opportunities Portfolio Class 3                     1.55%         80,337       (19,997)     --     --         60,340

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

                                                           Contracts with              Accumulation Annuity Annuity
                                                              a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                                 Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                               -------------- ------------ ------------ ------- -------- ------------
SAST Equity Opportunities Portfolio Class 3                     1.65%         118,457      (33,710)     --      --        84,747
SAST Equity Opportunities Portfolio Class 3                     1.72%           9,642      (43,252)     --      --       (33,610)
SAST Equity Opportunities Portfolio Class 3                     1.77%          52,811      (34,439)     --      --        18,372
SAST Equity Opportunities Portfolio Class 3                     1.80%           5,540       (2,246)     --      --         3,294
SAST Equity Opportunities Portfolio Class 3                     1.90%          75,255      (39,276)     --      --        35,979
SAST Equity Opportunities Portfolio Class 3                     1.95%           2,125       (2,026)     --      --            99
SAST Equity Opportunities Portfolio Class 3                     1.97%           1,866       (2,912)     --      --        (1,046)
SAST Equity Opportunities Portfolio Class 3                     2.02%             653         (292)     --      --           361
SAST Equity Opportunities Portfolio Class 3                     2.15%              26          (44)     --      --           (18)
SAST Equity Opportunities Portfolio Class 3                     2.17%              --           --      --      --            --
SAST Equity Opportunities Portfolio Class 3                     2.30%             575          (77)     --      --           498
SAST Aggressive Growth Portfolio Class 1                        1.52%          64,516     (437,620) 10,768      --      (362,336)
SAST Aggressive Growth Portfolio Class 1                        1.77%             189       (2,043)     --      --        (1,854)
SAST Aggressive Growth Portfolio Class 2                        1.52%           3,261      (20,920)     --      --       (17,659)
SAST Aggressive Growth Portfolio Class 2                        1.72%              28       (1,853)     --      --        (1,825)
SAST Aggressive Growth Portfolio Class 2                        1.77%           2,063       (4,893)     --      --        (2,830)
SAST Aggressive Growth Portfolio Class 2                        1.97%               1           --      --      --             1
SAST Aggressive Growth Portfolio Class 3                        1.15%          28,341      (21,639)     --      --         6,702
SAST Aggressive Growth Portfolio Class 3                        1.30%          65,544      (34,488)     --      --        31,056
SAST Aggressive Growth Portfolio Class 3                        1.40%          13,137       (5,767)     --      --         7,370
SAST Aggressive Growth Portfolio Class 3                        1.52%          98,033     (224,242)     --      --      (126,209)
SAST Aggressive Growth Portfolio Class 3                        1.55%          65,108      (45,553)     --      --        19,555
SAST Aggressive Growth Portfolio Class 3                        1.65%         169,147      (52,658)     --      --       116,489
SAST Aggressive Growth Portfolio Class 3                        1.72%           2,268       (9,124)     --      --        (6,856)
SAST Aggressive Growth Portfolio Class 3                        1.77%          46,002      (66,864)     --      --       (20,862)
SAST Aggressive Growth Portfolio Class 3                        1.80%             552       (2,401)     --      --        (1,849)
SAST Aggressive Growth Portfolio Class 3                        1.90%          78,178      (27,949)     --      --        50,229
SAST Aggressive Growth Portfolio Class 3                        1.95%              --           --      --      --            --
SAST Aggressive Growth Portfolio Class 3                        1.97%              51         (942)     --      --          (891)
SAST Aggressive Growth Portfolio Class 3                        2.02%              52          (55)     --      --            (3)
SAST Aggressive Growth Portfolio Class 3                        2.15%           1,457         (526)     --      --           931
SAST Aggressive Growth Portfolio Class 3                        2.17%              62          (19)     --      --            43
SAST Aggressive Growth Portfolio Class 3                        2.30%              --          (75)     --      --           (75)
SAST International Growth and Income Portfolio Class 1          1.52%          73,843     (439,883) 15,993      --      (350,047)
SAST International Growth and Income Portfolio Class 1          1.77%           3,083      (15,061)     --      --       (11,978)
SAST International Growth and Income Portfolio Class 2          1.52%          23,791      (76,271)  4,063      --       (48,417)
SAST International Growth and Income Portfolio Class 2          1.72%             581       (1,258)     --      --          (677)
SAST International Growth and Income Portfolio Class 2          1.77%           7,046      (14,621)     --      --        (7,575)
SAST International Growth and Income Portfolio Class 2          1.97%             736       (1,493)     --      --          (757)
SAST International Growth and Income Portfolio Class 3          1.15%          99,398      (63,002)  2,943      --        39,339
SAST International Growth and Income Portfolio Class 3          1.30%          73,318      (32,065)     --      --        41,253
SAST International Growth and Income Portfolio Class 3          1.40%          52,739      (30,727)     --      --        22,012
SAST International Growth and Income Portfolio Class 3          1.52%         735,140   (1,233,740)    285    (151)     (498,466)
SAST International Growth and Income Portfolio Class 3          1.55%          74,491      (36,522)     --      --        37,969
SAST International Growth and Income Portfolio Class 3          1.65%         124,961      (81,569)     --    (203)       43,189
SAST International Growth and Income Portfolio Class 3          1.72%          67,205     (169,110)     --      --      (101,905)
SAST International Growth and Income Portfolio Class 3          1.77%         268,983     (367,917)     --      --       (98,934)
SAST International Growth and Income Portfolio Class 3          1.80%           7,561       (4,421)     --      --         3,140
SAST International Growth and Income Portfolio Class 3          1.90%         117,403      (86,441)     --      --        30,962
SAST International Growth and Income Portfolio Class 3          1.95%           2,484       (3,776)     --      --        (1,292)
SAST International Growth and Income Portfolio Class 3          1.97%          11,198      (14,216)     --      --        (3,018)
SAST International Growth and Income Portfolio Class 3          2.02%           8,174       (4,382)     --      --         3,792
SAST International Growth and Income Portfolio Class 3          2.15%           6,510         (420)     --      --         6,090
SAST International Growth and Income Portfolio Class 3          2.17%             801           --      --      --           801
SAST International Growth and Income Portfolio Class 3          2.30%              --           --      --      --            --
SAST Emerging Markets Portfolio Class 1                         1.52%          73,441     (308,929)  2,238      --      (233,250)
SAST Emerging Markets Portfolio Class 1                         1.77%             893       (7,540)     --      --        (6,647)
SAST Emerging Markets Portfolio Class 2                         1.52%          22,282      (52,282)  1,439      --       (28,561)
SAST Emerging Markets Portfolio Class 2                         1.72%             164         (875)     --      --          (711)
SAST Emerging Markets Portfolio Class 2                         1.77%           1,611       (4,511)     --      --        (2,900)
SAST Emerging Markets Portfolio Class 2                         1.97%           2,016       (1,135)     --      --           881
SAST Emerging Markets Portfolio Class 3                         1.15%         137,742      (89,043)    566      --        49,265
SAST Emerging Markets Portfolio Class 3                         1.30%         316,813     (179,065)     --      --       137,748
SAST Emerging Markets Portfolio Class 3                         1.40%          66,681      (19,700)     --      --        46,981
SAST Emerging Markets Portfolio Class 3                         1.52%         390,926     (794,514)    233     (44)     (403,399)
SAST Emerging Markets Portfolio Class 3                         1.55%         178,709     (125,842)     --      --        52,867
SAST Emerging Markets Portfolio Class 3                         1.65%         313,663     (140,406)     --     (42)      173,215
SAST Emerging Markets Portfolio Class 3                         1.72%          32,073     (112,477)  1,440      --       (78,964)
SAST Emerging Markets Portfolio Class 3                         1.77%         166,211     (242,067)     --      --       (75,856)
SAST Emerging Markets Portfolio Class 3                         1.80%          11,909       (4,500)     --      --         7,409
SAST Emerging Markets Portfolio Class 3                         1.90%         151,888      (81,907)     --      --        69,981
SAST Emerging Markets Portfolio Class 3                         1.95%           2,360      (18,684)     --      --       (16,324)
SAST Emerging Markets Portfolio Class 3                         1.97%           1,003      (13,651)     --      --       (12,648)
SAST Emerging Markets Portfolio Class 3                         2.02%           6,997       (5,616)     --      --         1,381
SAST Emerging Markets Portfolio Class 3                         2.05%              16           (3)     --      --            13
SAST Emerging Markets Portfolio Class 3                         2.15%           6,286       (1,426)     --      --         4,860
SAST Emerging Markets Portfolio Class 3                         2.17%             614       (7,195)     --      --        (6,581)
SAST Emerging Markets Portfolio Class 3                         2.30%           1,475       (2,174)     --      --          (699)
SAST SunAmerica Dynamic Strategy Portfolio Class 3              1.10%           2,505           --      --      --         2,505
SAST SunAmerica Dynamic Strategy Portfolio Class 3              1.15%      15,986,640   (1,146,708)     --      --    14,839,932
SAST SunAmerica Dynamic Strategy Portfolio Class 3              1.30%      82,676,715   (5,672,354)     --      --    77,004,361
SAST SunAmerica Dynamic Strategy Portfolio Class 3              1.40%       3,257,784     (180,160)     --      --     3,077,624
SAST SunAmerica Dynamic Strategy Portfolio Class 3              1.52%       3,430,827     (825,072)     --      --     2,605,755
SAST SunAmerica Dynamic Strategy Portfolio Class 3              1.55%      20,956,942   (1,470,509)     --      --    19,486,433
SAST SunAmerica Dynamic Strategy Portfolio Class 3              1.65%      55,219,708   (3,264,837)     --      --    51,954,871
SAST SunAmerica Dynamic Strategy Portfolio Class 3              1.72%          51,521      (41,929)     --      --         9,592
SAST SunAmerica Dynamic Strategy Portfolio Class 3              1.77%       1,514,334     (238,341)     --      --     1,275,993
SAST SunAmerica Dynamic Strategy Portfolio Class 3              1.80%       1,960,213     (219,726)     --      --     1,740,487
SAST SunAmerica Dynamic Strategy Portfolio Class 3              1.90%      10,280,358   (1,389,770)  2,284      --     8,892,872
SAST SunAmerica Dynamic Strategy Portfolio Class 3              1.95%              84       (1,258)     --      --        (1,174)
SAST SunAmerica Dynamic Strategy Portfolio Class 3              2.02%           4,463       (1,811)     --      --         2,652
SAST SunAmerica Dynamic Strategy Portfolio Class 3              2.15%         310,458     (222,690)     --      --        87,768
SAST Real Estate Portfolio Class 1                              1.52%          68,036     (184,918)  3,229      --      (113,653)
SAST Real Estate Portfolio Class 1                              1.77%             791       (2,100)     --      --        (1,309)
SAST Real Estate Portfolio Class 2                              1.52%           7,408      (68,562)    542      --       (60,612)
SAST Real Estate Portfolio Class 2                              1.72%              25       (1,642)     --      --        (1,617)
SAST Real Estate Portfolio Class 2                              1.77%           2,214      (15,891)     --      --       (13,677)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

                                                           Contracts with              Accumulation Annuity Annuity
                                                              a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                                 Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                               -------------- ------------ ------------ ------- -------- ------------
SAST Real Estate Portfolio Class 2                              1.97%         1,136         (1,236)     --       --         (100)
SAST Real Estate Portfolio Class 3                              1.15%       151,606       (260,216)  4,195       --     (104,415)
SAST Real Estate Portfolio Class 3                              1.30%       339,873       (989,126)     --       --     (649,253)
SAST Real Estate Portfolio Class 3                              1.40%        35,393        (96,811)     --       --      (61,418)
SAST Real Estate Portfolio Class 3                              1.52%       127,653     (1,280,839)  2,428   (1,094)  (1,151,852)
SAST Real Estate Portfolio Class 3                              1.55%       181,679       (512,139)     --       --     (330,460)
SAST Real Estate Portfolio Class 3                              1.65%       197,900       (604,414)    166       --     (406,348)
SAST Real Estate Portfolio Class 3                              1.72%        14,254       (109,466)  1,176       --      (94,036)
SAST Real Estate Portfolio Class 3                              1.77%        38,735       (464,942)     --       --     (426,207)
SAST Real Estate Portfolio Class 3                              1.80%         8,465        (30,700)     --       --      (22,235)
SAST Real Estate Portfolio Class 3                              1.90%        95,048       (436,883)     --       --     (341,835)
SAST Real Estate Portfolio Class 3                              1.95%         4,135        (18,845)     --       --      (14,710)
SAST Real Estate Portfolio Class 3                              1.97%           108         (8,566)     --       --       (8,458)
SAST Real Estate Portfolio Class 3                              2.02%         3,438         (7,457)     --       --       (4,019)
SAST Real Estate Portfolio Class 3                              2.05%             4            (56)     --       --          (52)
SAST Real Estate Portfolio Class 3                              2.15%         5,183        (15,231)     --       --      (10,048)
SAST Real Estate Portfolio Class 3                              2.17%           104         (4,831)     --       --       (4,727)
SAST Real Estate Portfolio Class 3                              2.30%        17,867         (5,931)     --       --       11,936
SAST Dogs of Wall Street Portfolio Class 1                      1.52%        73,201       (287,668) 10,694       --     (203,773)
SAST Dogs of Wall Street Portfolio Class 1                      1.77%         2,646         (1,122)     --       --        1,524
SAST Dogs of Wall Street Portfolio Class 2                      1.52%         6,500        (88,410)  4,778       --      (77,132)
SAST Dogs of Wall Street Portfolio Class 2                      1.72%            41           (258)     --       --         (217)
SAST Dogs of Wall Street Portfolio Class 2                      1.77%         3,303         (9,022)     --       --       (5,719)
SAST Dogs of Wall Street Portfolio Class 2                      1.97%            --            (12)     --       --          (12)
SAST Dogs of Wall Street Portfolio Class 3                      1.15%       122,015        (39,111)     --     (125)      82,779
SAST Dogs of Wall Street Portfolio Class 3                      1.30%       390,603       (135,019)     --       --      255,584
SAST Dogs of Wall Street Portfolio Class 3                      1.40%        31,170         (9,160)     --       --       22,010
SAST Dogs of Wall Street Portfolio Class 3                      1.52%       237,582       (412,908)     --       --     (175,326)
SAST Dogs of Wall Street Portfolio Class 3                      1.55%       190,190        (68,217)     --       --      121,973
SAST Dogs of Wall Street Portfolio Class 3                      1.65%       204,266       (121,126)     --       --       83,140
SAST Dogs of Wall Street Portfolio Class 3                      1.72%        19,268        (72,626)     --       --      (53,358)
SAST Dogs of Wall Street Portfolio Class 3                      1.77%        72,725        (73,301)     --       --         (576)
SAST Dogs of Wall Street Portfolio Class 3                      1.80%        12,967         (4,500)     --       --        8,467
SAST Dogs of Wall Street Portfolio Class 3                      1.90%        76,029        (56,905)     --       --       19,124
SAST Dogs of Wall Street Portfolio Class 3                      1.95%         1,169            (28)     --       --        1,141
SAST Dogs of Wall Street Portfolio Class 3                      1.97%         1,925         (5,220)     --       --       (3,295)
SAST Dogs of Wall Street Portfolio Class 3                      2.02%         5,572         (5,225)     --       --          347
SAST Dogs of Wall Street Portfolio Class 3                      2.15%        10,211         (1,937)     --       --        8,274
SAST Dogs of Wall Street Portfolio Class 3                      2.17%             2            (82)     --       --          (80)
SAST Dogs of Wall Street Portfolio Class 3                      2.30%           355             (4)     --       --          351
SAST Balanced Portfolio Class 1                                 1.52%       141,695       (335,077) 20,236       --     (173,146)
SAST Balanced Portfolio Class 1                                 1.77%         1,855        (16,101)     --       --      (14,246)
SAST Balanced Portfolio Class 2                                 1.52%        14,550        (50,167)  5,344       --      (30,273)
SAST Balanced Portfolio Class 2                                 1.72%            30         (1,899)     --       --       (1,869)
SAST Balanced Portfolio Class 2                                 1.77%         5,565         (1,685)     --       --        3,880
SAST Balanced Portfolio Class 2                                 1.97%             1         (7,374)     --       --       (7,373)
SAST Balanced Portfolio Class 3                                 1.15%       318,656        (94,901)  1,350       --      225,105
SAST Balanced Portfolio Class 3                                 1.30%       283,055       (108,867)     --       --      174,188
SAST Balanced Portfolio Class 3                                 1.40%         2,772         (2,636)     --       --          136
SAST Balanced Portfolio Class 3                                 1.52%       187,608       (228,684)     --       --      (41,076)
SAST Balanced Portfolio Class 3                                 1.55%       215,229       (203,590)     --       --       11,639
SAST Balanced Portfolio Class 3                                 1.65%       124,477       (142,709)     --       --      (18,232)
SAST Balanced Portfolio Class 3                                 1.72%        41,789        (48,158)     --       --       (6,369)
SAST Balanced Portfolio Class 3                                 1.77%        31,624        (39,203)     --       --       (7,579)
SAST Balanced Portfolio Class 3                                 1.80%        78,964        (52,143)     --       --       26,821
SAST Balanced Portfolio Class 3                                 1.90%        30,723        (35,619)     --       --       (4,896)
SAST Balanced Portfolio Class 3                                 1.95%         6,710         (3,813)     --       --        2,897
SAST Balanced Portfolio Class 3                                 1.97%        12,306         (6,654)     --       --        5,652
SAST Balanced Portfolio Class 3                                 2.02%            70         (1,921)     --       --       (1,851)
SAST Balanced Portfolio Class 3                                 2.15%         1,320         (8,720)     --       --       (7,400)
SAST Balanced Portfolio Class 3                                 2.30%             1           (339)     --       --         (338)
SST Allocation Balanced Portfolio Class 3                       1.15%        59,717       (109,365)     --       --      (49,648)
SST Allocation Balanced Portfolio Class 3                       1.30%       312,937       (304,082)     --       --        8,855
SST Allocation Balanced Portfolio Class 3                       1.40%       137,179        (21,308)     --       --      115,871
SST Allocation Balanced Portfolio Class 3                       1.52%        60,605       (223,081)     --       --     (162,476)
SST Allocation Balanced Portfolio Class 3                       1.55%       239,515       (218,168)     --       --       21,347
SST Allocation Balanced Portfolio Class 3                       1.65%       224,418       (179,404)     --       --       45,014
SST Allocation Balanced Portfolio Class 3                       1.77%        12,289        (42,859)     --       --      (30,570)
SST Allocation Balanced Portfolio Class 3                       1.80%        33,324        (51,585)     --       --      (18,261)
SST Allocation Balanced Portfolio Class 3                       1.90%       121,912        (46,988)     --       --       74,924
SST Allocation Balanced Portfolio Class 3                       1.95%           131         (6,250)     --       --       (6,119)
SST Allocation Balanced Portfolio Class 3                       2.02%         2,075        (48,155)     --       --      (46,080)
SST Allocation Balanced Portfolio Class 3                       2.15%           966        (39,073)     --       --      (38,107)
SST Allocation Balanced Portfolio Class 3                       2.17%            28         (5,248)     --       --       (5,220)
SST Allocation Balanced Portfolio Class 3                       2.30%             7           (716)     --       --         (709)
SST Allocation Moderate Portfolio Class 3                       1.15%       112,372       (125,949) 13,000       --         (577)
SST Allocation Moderate Portfolio Class 3                       1.30%       476,925       (328,221)     --       --      148,704
SST Allocation Moderate Portfolio Class 3                       1.40%         7,255        (23,186)     --       --      (15,931)
SST Allocation Moderate Portfolio Class 3                       1.52%       162,270       (322,228)     --       --     (159,958)
SST Allocation Moderate Portfolio Class 3                       1.55%       196,422       (188,046)     --       --        8,376
SST Allocation Moderate Portfolio Class 3                       1.65%       252,027       (152,908)     --       --       99,119
SST Allocation Moderate Portfolio Class 3                       1.77%        37,634        (72,648)     --       --      (35,014)
SST Allocation Moderate Portfolio Class 3                       1.80%        32,079        (19,712)     --       --       12,367
SST Allocation Moderate Portfolio Class 3                       1.90%        87,076       (108,037)     --       --      (20,961)
SST Allocation Moderate Portfolio Class 3                       1.95%        10,794         (1,939)     --       --        8,855
SST Allocation Moderate Portfolio Class 3                       2.02%        12,240         (4,920)     --       --        7,320
SST Allocation Moderate Portfolio Class 3                       2.15%         7,584        (12,933)     --       --       (5,349)
SST Allocation Moderate Portfolio Class 3                       2.17%            11            (10)     --       --            1
SST Allocation Moderate Portfolio Class 3                       2.30%           232         (2,806)     --       --       (2,574)
SST Allocation Moderate Growth Portfolio Class 3                1.15%       358,498        (44,001)     --       --      314,497
SST Allocation Moderate Growth Portfolio Class 3                1.30%       224,097       (323,097)     --       --      (99,000)
SST Allocation Moderate Growth Portfolio Class 3                1.40%        18,506        (10,071)     --       --        8,435
SST Allocation Moderate Growth Portfolio Class 3                1.52%       104,472       (330,338)     --       --     (225,866)
SST Allocation Moderate Growth Portfolio Class 3                1.55%       218,954       (266,195)     --       --      (47,241)
SST Allocation Moderate Growth Portfolio Class 3                1.65%       177,626       (161,722)     --       --       15,904
SST Allocation Moderate Growth Portfolio Class 3                1.77%        51,738       (268,142)     --       --     (216,404)
SST Allocation Moderate Growth Portfolio Class 3                1.80%         9,803        (13,118)     --       --       (3,315)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

                                                           Contracts with              Accumulation Annuity Annuity
                                                              a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                                 Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                               -------------- ------------ ------------ ------- -------- ------------
SST Allocation Moderate Growth Portfolio Class 3                1.90%        102,844      (112,910)     --     --       (10,066)
SST Allocation Moderate Growth Portfolio Class 3                1.95%            266       (11,913)     --     --       (11,647)
SST Allocation Moderate Growth Portfolio Class 3                2.02%          1,961       (16,724)     --     --       (14,763)
SST Allocation Moderate Growth Portfolio Class 3                2.15%          5,474        (7,562)     --     --        (2,088)
SST Allocation Moderate Growth Portfolio Class 3                2.17%             32          (105)     --     --           (73)
SST Allocation Moderate Growth Portfolio Class 3                2.30%            465          (608)     --     --          (143)
SST Allocation Growth Portfolio Class 3                         1.15%         13,834        (9,058)     --     --         4,776
SST Allocation Growth Portfolio Class 3                         1.30%        169,120      (120,882)     --     --        48,238
SST Allocation Growth Portfolio Class 3                         1.40%         22,740          (376)     --     --        22,364
SST Allocation Growth Portfolio Class 3                         1.52%         29,243       (47,749)     --     --       (18,506)
SST Allocation Growth Portfolio Class 3                         1.55%        114,160       (16,893)     --     --        97,267
SST Allocation Growth Portfolio Class 3                         1.65%        122,315       (17,703)     --     --       104,612
SST Allocation Growth Portfolio Class 3                         1.77%         46,189       (25,216)     --     --        20,973
SST Allocation Growth Portfolio Class 3                         1.80%          1,861          (158)     --     --         1,703
SST Allocation Growth Portfolio Class 3                         1.90%         95,713       (46,787)     --     --        48,926
SST Allocation Growth Portfolio Class 3                         1.95%          7,092        (3,140)     --     --         3,952
SST Allocation Growth Portfolio Class 3                         2.02%            167        (2,329)     --     --        (2,162)
SST Allocation Growth Portfolio Class 3                         2.15%              4      (101,534)     --     --      (101,530)
SST Allocation Growth Portfolio Class 3                         2.17%             --            --      --     --            --
SST Allocation Growth Portfolio Class 3                         2.30%             --      (154,122)     --     --      (154,122)
SST Real Return Portfolio Class 3                               1.15%        240,671      (152,556)    944     --        89,059
SST Real Return Portfolio Class 3                               1.30%      1,155,259      (740,585)     --     --       414,674
SST Real Return Portfolio Class 3                               1.40%         57,683       (33,185)     --     --        24,498
SST Real Return Portfolio Class 3                               1.52%        812,038    (1,111,994)    624     --      (299,332)
SST Real Return Portfolio Class 3                               1.55%        589,514      (333,804)     --     --       255,710
SST Real Return Portfolio Class 3                               1.65%        636,402      (442,177)  1,290     --       195,515
SST Real Return Portfolio Class 3                               1.72%         31,941       (30,363)     --     --         1,578
SST Real Return Portfolio Class 3                               1.77%        291,589      (353,634)     --     --       (62,045)
SST Real Return Portfolio Class 3                               1.80%         34,021       (35,178)     --     --        (1,157)
SST Real Return Portfolio Class 3                               1.90%        305,069      (308,663)     --     --        (3,594)
SST Real Return Portfolio Class 3                               1.95%         11,315        (7,455)     --     --         3,860
SST Real Return Portfolio Class 3                               1.97%          2,421          (244)     --     --         2,177
SST Real Return Portfolio Class 3                               2.02%          3,239       (13,243)     --     --       (10,004)
SST Real Return Portfolio Class 3                               2.05%             12            (4)     --     --             8
SST Real Return Portfolio Class 3                               2.15%          4,617       (11,930)     --     --        (7,313)
SST Real Return Portfolio Class 3                               2.17%          6,624        (8,556)     --     --        (1,932)
SST Real Return Portfolio Class 3                               2.30%          2,942        (3,929)     --     --          (987)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS

Summary of Changes in Units for the year ended December 31, 2013.

                                                           Contracts with              Accumulation Annuity Annuity
                                                              a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                                 Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                               -------------- ------------ ------------ ------- -------- ------------
Lord Abbett Growth and Income Portfolio Class VC                1.15%        60,629       (135,675)    805       --      (74,241)
Lord Abbett Growth and Income Portfolio Class VC                1.30%       144,681       (429,891)     --       --     (285,210)
Lord Abbett Growth and Income Portfolio Class VC                1.40%         7,419        (39,581)     --       --      (32,162)
Lord Abbett Growth and Income Portfolio Class VC                1.52%       338,786     (2,757,779)  2,786   (2,810)  (2,419,017)
Lord Abbett Growth and Income Portfolio Class VC                1.55%       102,486       (181,928)     --       --      (79,442)
Lord Abbett Growth and Income Portfolio Class VC                1.65%       114,624       (280,138)     --      (63)    (165,577)
Lord Abbett Growth and Income Portfolio Class VC                1.72%        24,707       (225,103)     --       --     (200,396)
Lord Abbett Growth and Income Portfolio Class VC                1.77%        74,495       (731,295)     --       --     (656,800)
Lord Abbett Growth and Income Portfolio Class VC                1.80%         7,679        (10,707)     --       --       (3,028)
Lord Abbett Growth and Income Portfolio Class VC                1.90%        92,547       (241,501)     --       --     (148,954)
Lord Abbett Growth and Income Portfolio Class VC                1.95%         1,111         (7,763)     --       --       (6,652)
Lord Abbett Growth and Income Portfolio Class VC                1.97%         4,014        (35,056)     --       --      (31,042)
Lord Abbett Growth and Income Portfolio Class VC                2.02%           133        (17,257)     --       --      (17,124)
Lord Abbett Growth and Income Portfolio Class VC                2.05%             1            (52)     --       --          (51)
Lord Abbett Growth and Income Portfolio Class VC                2.15%        23,890        (12,515)     --       --       11,375
Lord Abbett Growth and Income Portfolio Class VC                2.17%           807         (2,436)     --       --       (1,629)
Lord Abbett Growth and Income Portfolio Class VC                2.30%           468         (4,833)     --       --       (4,365)
American Funds IS Growth-Income Fund Class 2                    1.52%       515,250     (3,255,533)  8,032   (1,979)  (2,734,230)
American Funds IS Growth-Income Fund Class 2                    1.72%        50,518       (569,809)     --       --     (519,291)
American Funds IS Growth-Income Fund Class 2                    1.77%        15,651       (162,616)     --       --     (146,965)
American Funds IS Growth-Income Fund Class 2                    1.97%         5,608        (67,979)     --       --      (62,371)
American Funds Growth-Income Fund Class 3                       1.30%        31,267       (179,695)     --   (6,420)    (154,848)
American Funds Growth-Income Fund Class 3                       1.40%         1,484         (6,157)     --       --       (4,673)
American Funds IS Growth Fund Class 2                           1.52%       429,564     (2,697,169) 10,502     (364)  (2,257,467)
American Funds IS Growth Fund Class 2                           1.72%        78,463       (565,039)     --       --     (486,576)
American Funds IS Growth Fund Class 2                           1.77%        45,044       (136,410)     --       --      (91,366)
American Funds IS Growth Fund Class 2                           1.97%         2,277        (75,531)     --       --      (73,254)
American Funds Growth Fund Class 3                              1.30%        17,889       (114,587)     --   (3,480)    (100,178)
American Funds Growth Fund Class 3                              1.40%           190         (5,333)     --       --       (5,143)
American Funds IS High-Income Bond Fund Class 2                 1.30%        31,292        (65,769)     --     (657)     (35,134)
American Funds IS High-Income Bond Fund Class 2                 1.40%           626           (503)     --       --          123
Lord Abbett Mid Cap Stock Portfolio Class VC                    1.52%        55,809       (317,837)     --     (444)    (262,472)
Lord Abbett Mid Cap Stock Portfolio Class VC                    1.77%           343        (24,469)     --       --      (24,126)
American Funds IS Asset Allocation Fund Class 2                 1.52%       347,068       (637,066)     --   (1,685)    (291,683)
American Funds IS Asset Allocation Fund Class 2                 1.77%        12,413        (35,612)     --       --      (23,199)
American Funds Asset Allocation Fund Class 3                    1.30%        31,453        (86,561)     --     (786)     (55,894)
American Funds Asset Allocation Fund Class 3                    1.40%         2,095         (1,105)     --       --          990
American Funds IS Global Growth Fund Class 2                    1.52%       327,083     (1,692,037)  5,433   (1,132)  (1,360,653)
American Funds IS Global Growth Fund Class 2                    1.72%        37,327       (333,105)     --       --     (295,778)
American Funds IS Global Growth Fund Class 2                    1.77%        12,938        (86,646)     --       --      (73,708)
American Funds IS Global Growth Fund Class 2                    1.97%         4,764        (35,266)     --       --      (30,502)
American Funds Cash Management Fund Class 3                     1.30%       336,574       (443,837)     --   (1,746)    (109,009)
American Funds Cash Management Fund Class 3                     1.40%         7,750         (6,826)     --       --          924
American Funds IS International Fund Class 2                    1.30%        28,050       (126,733)     --   (1,744)    (100,427)
American Funds IS International Fund Class 2                    1.40%         1,347         (6,173)     --       --       (4,826)
American Funds US Government AAA-Rated Securities Fund
  Class 3                                                       1.30%        35,295       (142,268)     --   (1,888)    (108,861)
American Funds US Government AAA-Rated Securities Fund
  Class 3                                                       1.40%             6         (8,694)     --       --       (8,688)
Principal Equity Income Account - Class 1                       1.40%        23,101       (497,683) 15,922       --     (458,660)
Principal Equity Income Account - Class 1                       1.55%           160        (45,413)     --       --      (45,253)
Principal Equity Income Account - Class 1                       1.80%         4,007        (13,783)     --       --       (9,776)
Principal Equity Income Account Class 2                         1.52%         2,621        (39,890)     --       --      (37,269)
Principal Equity Income Account Class 2                         1.55%         3,811        (62,669)     --       --      (58,858)
Principal Equity Income Account Class 2                         1.70%            59        (23,410)     --       --      (23,351)
Principal Equity Income Account Class 2                         1.77%           317         (1,549)     --       --       (1,232)
Principal Equity Income Account Class 2                         1.95%           525         (1,061)     --       --         (536)
Principal Equity Income Account Class 2                         2.02%            --             (4)     --       --           (4)
Principal Equity Income Account Class 2                         2.17%            --            (14)     --       --          (14)
Principal LargeCap Blend Account II - Class 1                   1.40%        12,961        (54,590)     --      (17)     (41,646)
Principal LargeCap Blend Account II - Class 1                   1.55%         1,598        (33,934)     --       --      (32,336)
Principal LargeCap Blend Account II - Class 1                   1.80%            39        (16,027)     --       --      (15,988)
Principal LargeCap Blend Account II Class 2                     1.55%           268         (7,923)     --       --       (7,655)
Principal LargeCap Blend Account II Class 2                     1.70%            83           (234)     --       --         (151)
Principal LargeCap Blend Account II Class 2                     1.95%           220           (483)     --       --         (263)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2013.

                                                           Contracts with              Accumulation Annuity Annuity
                                                              a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                                 Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                               -------------- ------------ ------------ ------- -------- ------------
Principal LargeCap Growth Account - Class 1                     1.40%         1,498        (5,727)      --       --      (4,229)
Principal LargeCap Growth Account - Class 1                     1.55%         2,716        (1,727)      --       --         989
Principal LargeCap Growth Account - Class 1                     1.80%            24          (630)      --       --        (606)
Principal LargeCap Growth Account Class 2                       1.55%         1,742        (5,140)      --       --      (3,398)
Principal LargeCap Growth Account Class 2                       1.70%            39          (617)      --       --        (578)
Principal LargeCap Growth Account Class 2                       1.95%           169          (180)      --       --         (11)
Principal Income Account - Class 1                              1.40%        11,107      (190,809)      --      (15)   (179,717)
Principal Income Account - Class 1                              1.55%         3,031       (55,988)      --       --     (52,957)
Principal Income Account - Class 1                              1.80%         1,494        (7,191)      --       --      (5,697)
Principal Income Account Class 2                                1.55%         6,744       (31,918)      --   (2,165)    (27,339)
Principal Income Account Class 2                                1.70%         2,175       (15,065)      --       --     (12,890)
Principal Income Account Class 2                                1.95%         2,325        (1,164)      --       --       1,161
Principal Diversified International Account - Class 1           1.40%        23,430      (127,806)  19,936       --     (84,440)
Principal Diversified International Account - Class 1           1.55%         1,504        (1,571)      --       --         (67)
Principal Diversified International Account - Class 1           1.80%            56           (47)      --       --           9
Principal Diversified International Account Class 2             1.55%           726        (3,287)      --       --      (2,561)
Principal Diversified International Account Class 2             1.70%           476          (475)      --       --           1
Principal Diversified International Account Class 2             1.95%           107            (1)      --       --         106
Principal Money Market Account - Class 1                        1.40%       322,058      (356,135)      --       (9)    (34,086)
Principal Money Market Account - Class 1                        1.55%           243       (41,638)      --       --     (41,395)
Principal Money Market Account - Class 1                        1.80%            --          (230)      --       --        (230)
Principal Money Market Account Class 2                          1.55%        36,656       (45,189)      --     (792)     (9,325)
Principal Money Market Account Class 2                          1.70%       168,369      (197,962)      --       --     (29,593)
Principal Money Market Account Class 2                          1.95%             1       (13,680)      --       --     (13,679)
Principal Real Estate Securities Account Class 1                1.40%           929       (20,293)      --       --     (19,364)
Principal Real Estate Securities Account Class 1                1.55%            40        (1,938)      --       --      (1,898)
Principal Real Estate Securities Account Class 1                1.80%           383            (7)      --       --         376
Principal Real Estate Securities Account Class 2                1.55%           973          (475)      --       --         498
Principal Real Estate Securities Account Class 2                1.70%           250           (85)      --       --         165
Principal Real Estate Securities Account Class 2                1.95%            --            (3)      --       --          (3)
Principal SAM Balanced Portfolio - Class 1                      1.40%        37,386      (787,019)      --     (116)   (749,749)
Principal SAM Balanced Portfolio - Class 1                      1.52%        11,378       (38,205)      --       --     (26,827)
Principal SAM Balanced Portfolio - Class 1                      1.55%         3,773       (64,726)      --       --     (60,953)
Principal SAM Balanced Portfolio - Class 1                      1.77%         5,054        (9,193)      --       --      (4,139)
Principal SAM Balanced Portfolio - Class 1                      1.80%        12,455       (44,640)      --       --     (32,185)
Principal SAM Balanced Portfolio Class 2                        1.52%       115,709      (282,837)      --      (78)   (167,206)
Principal SAM Balanced Portfolio Class 2                        1.55%        32,763      (219,748)      --     (789)   (187,774)
Principal SAM Balanced Portfolio Class 2                        1.70%        11,867      (101,260)      --       --     (89,393)
Principal SAM Balanced Portfolio Class 2                        1.77%         6,341       (14,344)      --       --      (8,003)
Principal SAM Balanced Portfolio Class 2                        1.95%             6       (14,262)      --       --     (14,256)
Principal SAM Balanced Portfolio Class 2                        2.02%            --            (4)      --       --          (4)
Principal SAM Balanced Portfolio Class 2                        2.17%            --           (12)      --       --         (12)
Principal SAM Conservative Balanced Portfolio - Class 1         1.40%        80,970      (267,036)      --      (59)   (186,125)
Principal SAM Conservative Balanced Portfolio - Class 1         1.55%         4,900       (58,749)      --       --     (53,849)
Principal SAM Conservative Balanced Portfolio - Class 1         1.80%         2,288       (22,883)      --       --     (20,595)
Principal SAM Conservative Balanced Portfolio Class 2           1.52%           135          (151)      --       --         (16)
Principal SAM Conservative Balanced Portfolio Class 2           1.55%        43,460       (98,612)      --       --     (55,152)
Principal SAM Conservative Balanced Portfolio Class 2           1.70%           135       (49,940)      --       --     (49,805)
Principal SAM Conservative Balanced Portfolio Class 2           1.77%             1            (5)      --       --          (4)
Principal SAM Conservative Balanced Portfolio Class 2           1.95%           507          (958)      --       --        (451)
Principal SAM Conservative Balanced Portfolio Class 2           2.02%            --            (5)      --       --          (5)
Principal SAM Conservative Balanced Portfolio Class 2           2.17%            --           (10)      --       --         (10)
Principal SAM Conservative Growth Portfolio - Class 1           1.40%        29,204      (201,286)   4,732       --    (167,350)
Principal SAM Conservative Growth Portfolio - Class 1           1.52%        18,719       (34,863)      --       --     (16,144)
Principal SAM Conservative Growth Portfolio - Class 1           1.55%         1,164       (80,578)      --       --     (79,414)
Principal SAM Conservative Growth Portfolio - Class 1           1.77%           150        (3,437)      --       --      (3,287)
Principal SAM Conservative Growth Portfolio - Class 1           1.80%           604       (34,395)      --       --     (33,791)
Principal SAM Conservative Growth Portfolio Class 2             1.52%       165,661      (231,017)      --       --     (65,356)
Principal SAM Conservative Growth Portfolio Class 2             1.55%        21,319       (83,369)      --       --     (62,050)
Principal SAM Conservative Growth Portfolio Class 2             1.70%            87      (116,693)      --       --    (116,606)
Principal SAM Conservative Growth Portfolio Class 2             1.77%         2,955        (3,949)      --       --        (994)
Principal SAM Conservative Growth Portfolio Class 2             1.95%           289        (1,975)      --       --      (1,686)
Principal SAM Conservative Growth Portfolio Class 2             2.02%            --            (4)      --       --          (4)
Principal SAM Conservative Growth Portfolio Class 2             2.17%            --           (12)      --       --         (12)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2013.

                                                           Contracts with              Accumulation Annuity Annuity
                                                              a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                                 Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                               -------------- ------------ ------------ ------- -------- ------------
Principal SAM Flexible Income Portfolio - Class 1               1.40%        23,987      (182,916)      --     (235)   (159,164)
Principal SAM Flexible Income Portfolio - Class 1               1.55%           362       (28,537)      --       --     (28,175)
Principal SAM Flexible Income Portfolio - Class 1               1.80%            92        (4,607)      --       --      (4,515)
Principal SAM Flexible Income Portfolio Class 2                 1.52%           332        (5,473)      --       --      (5,141)
Principal SAM Flexible Income Portfolio Class 2                 1.55%        27,659      (110,846)      --   (1,657)    (84,844)
Principal SAM Flexible Income Portfolio Class 2                 1.70%             5       (29,030)      --       --     (29,025)
Principal SAM Flexible Income Portfolio Class 2                 1.77%            --            (3)      --       --          (3)
Principal SAM Flexible Income Portfolio Class 2                 1.95%         5,792          (915)      --       --       4,877
Principal SAM Flexible Income Portfolio Class 2                 2.02%            --            (4)      --       --          (4)
Principal SAM Flexible Income Portfolio Class 2                 2.17%            --           (10)      --       --         (10)
Principal SAM Strategic Growth Portfolio - Class 1              1.40%        64,737      (129,946)   4,153       --     (61,056)
Principal SAM Strategic Growth Portfolio - Class 1              1.52%         5,985       (22,054)      --       --     (16,069)
Principal SAM Strategic Growth Portfolio - Class 1              1.55%           877       (14,382)      --       --     (13,505)
Principal SAM Strategic Growth Portfolio - Class 1              1.77%           412        (1,354)      --       --        (942)
Principal SAM Strategic Growth Portfolio - Class 1              1.80%            75        (6,981)      --       --      (6,906)
Principal SAM Strategic Growth Portfolio Class 2                1.52%        14,572       (62,602)      --       --     (48,030)
Principal SAM Strategic Growth Portfolio Class 2                1.55%         3,787       (72,658)      --       --     (68,871)
Principal SAM Strategic Growth Portfolio Class 2                1.70%            27       (46,624)      --       --     (46,597)
Principal SAM Strategic Growth Portfolio Class 2                1.77%         2,112        (1,636)      --       --         476
Principal SAM Strategic Growth Portfolio Class 2                1.95%            17        (4,752)      --       --      (4,735)
Principal SAM Strategic Growth Portfolio Class 2                2.02%            --            (6)      --       --          (6)
Principal SAM Strategic Growth Portfolio Class 2                2.17%            --           (12)      --       --         (12)
Principal Short-Term Income Account - Class 1                   1.40%        36,484       (81,634)      --      (29)    (45,179)
Principal Short-Term Income Account - Class 1                   1.55%         1,840       (12,784)      --       --     (10,944)
Principal Short-Term Income Account - Class 1                   1.80%             5      (100,833)      --       --    (100,828)
Principal Short-Term Income Account Class 2                     1.55%           187       (55,975)      --       --     (55,788)
Principal Short-Term Income Account Class 2                     1.70%           419          (880)      --       --        (461)
Principal Short-Term Income Account Class 2                     1.95%            --          (687)      --       --        (687)
Principal SmallCap Growth Account II - Class 1                  1.40%         4,448       (11,059)      --       (7)     (6,618)
Principal SmallCap Growth Account II - Class 1                  1.55%         2,778        (4,302)      --       --      (1,524)
Principal SmallCap Growth Account II - Class 1                  1.80%             2        (4,267)      --       --      (4,265)
Principal SmallCap Growth Account II Class 2                    1.55%         1,070        (5,910)      --       --      (4,840)
Principal SmallCap Growth Account II Class 2                    1.70%            26        (1,026)      --       --      (1,000)
Principal SmallCap Growth Account II Class 2                    1.95%            85            (2)      --       --          83
Principal SmallCap Value Account I Class 1                      1.40%         2,410        (5,030)      --       --      (2,620)
Principal SmallCap Value Account I Class 1                      1.55%            --          (258)      --       --        (258)
Principal SmallCap Value Account I Class 1                      1.80%            --            (3)      --       --          (3)
Principal SmallCap Value Account I Class 2                      1.55%           620          (675)      --       --         (55)
Principal SmallCap Value Account I Class 2                      1.70%             1          (306)      --       --        (305)
Principal SmallCap Value Account I Class 2                      1.95%            --           (10)      --       --         (10)
Principal Government & High Quality Bond Account - Class 1      1.40%        40,215      (144,225)      --      (29)   (104,039)
Principal Government & High Quality Bond Account - Class 1      1.55%            43       (12,885)      --       --     (12,842)
Principal Government & High Quality Bond Account - Class 1      1.80%           251        (2,128)      --       --      (1,877)
Principal Government & High Quality Bond Class 2                1.55%           861       (13,794)      --       --     (12,933)
Principal Government & High Quality Bond Class 2                1.70%             4        (3,468)      --       --      (3,464)
Principal Government & High Quality Bond Class 2                1.95%           557        (5,190)      --       --      (4,633)
Principal Capital Appreciation Account - Class 1                1.40%        16,999      (241,835)  12,954       --    (211,882)
Principal Capital Appreciation Account - Class 1                1.55%           142       (20,790)      --       --     (20,648)
Principal Capital Appreciation Account - Class 1                1.80%           125       (21,967)      --       --     (21,842)
Principal PVC Principal Capital Appreciation Account
  Class 2                                                       1.55%         1,080       (12,065)      --       --     (10,985)
Principal PVC Principal Capital Appreciation Account
  Class 2                                                       1.70%             1        (6,580)      --       --      (6,579)
Principal PVC Principal Capital Appreciation Account
  Class 2                                                       1.95%           420          (277)      --       --         143
Principal PVC MidCap Blend Acct Class 1                         1.40%         1,540       (45,960)      --       (6)    (44,426)
Principal PVC MidCap Blend Acct Class 1                         1.55%            35        (2,475)      --       --      (2,440)
Principal PVC MidCap Blend Acct Class 1                         1.80%         1,306       (12,761)      --       --     (11,455)
Principal PVC MidCap Blend Acct Class 2                         1.55%             2        (4,554)      --       --      (4,552)
Principal PVC MidCap Blend Acct Class 2                         1.70%            --           (84)      --       --         (84)
Principal PVC MidCap Blend Acct Class 2                         1.95%            99          (528)      --       --        (429)
Columbia VP Income Opportunities Fund Class 1                   1.52%        44,847      (125,060)      --      (40)    (80,253)
Columbia VP Income Opportunities Fund Class 1                   1.72%        17,833       (46,428)      --       --     (28,595)
Columbia VP Income Opportunities Fund Class 1                   1.77%        10,823       (36,977)      --       --     (26,154)
Columbia VP Income Opportunities Fund Class 1                   1.97%         1,644        (2,811)      --       --      (1,167)
Columbia VP Income Opportunities Fund Class 1                   2.02%            34          (630)      --       --        (596)
Columbia VP Income Opportunities Fund Class 1                   2.17%           314            (8)      --       --         306

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2013.

                                                           Contracts with              Accumulation Annuity Annuity
                                                              a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                                 Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                               -------------- ------------ ------------ ------- -------- ------------
Columbia VP Asset Allocation Fund Class 1                       1.52%           127         (1,361)     --      --        (1,234)
Columbia VP Asset Allocation Fund Class 1                       1.77%             3           (123)     --      --          (120)
Columbia VP Asset Allocation Fund Class 1                       2.02%            --            (11)     --      --           (11)
Columbia VP -Dividend Opportunity Fund Class 1                  1.52%         2,994        (42,676)     --      --       (39,682)
Columbia VP -Dividend Opportunity Fund Class 1                  1.77%           209         (2,858)     --      --        (2,649)
Columbia VP -Dividend Opportunity Fund Class 1                  2.02%            --            (12)     --      --           (12)
Columbia VP Mid Cap Growth Opportunity Fund Class 1             1.52%            62        (11,324)     --      --       (11,262)
Columbia VP Mid Cap Growth Opportunity Fund Class 1             1.77%            52           (557)     --      --          (505)
Columbia VP Mid Cap Growth Opportunity Fund Class 1             2.02%            --            (16)     --      --           (16)
Columbia VP Small Company Growth Fund Class 1                   1.52%           161        (29,274)     --      --       (29,113)
Columbia VP Small Company Growth Fund Class 1                   1.77%             7         (2,233)     --      --        (2,226)
Columbia VP Small Company Growth Fund Class 1                   2.02%            --            (13)     --      --           (13)
Invesco VI American Franchise Fund Series II                    1.15%         7,388        (15,873)     --      --        (8,485)
Invesco VI American Franchise Fund Series II                    1.30%        14,142        (28,536)     --      --       (14,394)
Invesco VI American Franchise Fund Series II                    1.40%             1         (1,510)     --      --        (1,509)
Invesco VI American Franchise Fund Series II                    1.52%        52,223       (276,692)    471    (170)     (224,168)
Invesco VI American Franchise Fund Series II                    1.55%        10,344        (11,970)     --      --        (1,626)
Invesco VI American Franchise Fund Series II                    1.65%        12,899        (19,836)     --      --        (6,937)
Invesco VI American Franchise Fund Series II                    1.72%         1,471        (42,314)     --      --       (40,843)
Invesco VI American Franchise Fund Series II                    1.77%         8,445        (42,172)     --      --       (33,727)
Invesco VI American Franchise Fund Series II                    1.80%           825           (188)     --      --           637
Invesco VI American Franchise Fund Series II                    1.90%         5,125         (7,172)     --      --        (2,047)
Invesco VI American Franchise Fund Series II                    1.95%            --           (623)     --      --          (623)
Invesco VI American Franchise Fund Series II                    1.97%             4         (4,785)     --      --        (4,781)
Invesco VI American Franchise Fund Series II                    2.02%            --           (449)     --      --          (449)
Invesco VI American Franchise Fund Series II                    2.05%            --            (76)     --      --           (76)
Invesco VI American Franchise Fund Series II                    2.15%            --            (64)     --      --           (64)
Invesco VI American Franchise Fund Series II                    2.17%            --            (15)     --      --           (15)
Invesco VI American Franchise Fund Series II                    2.30%            --           (115)     --      --          (115)
Invesco VI Comstock Fund Series II                              1.15%       110,356       (204,590)    319      --       (93,915)
Invesco VI Comstock Fund Series II                              1.30%       490,102       (744,349)     --      --      (254,247)
Invesco VI Comstock Fund Series II                              1.40%        30,594        (42,236)     --      --       (11,642)
Invesco VI Comstock Fund Series II                              1.52%       913,572     (3,024,038)     44    (729)   (2,111,151)
Invesco VI Comstock Fund Series II                              1.55%       210,022       (349,791)     --      --      (139,769)
Invesco VI Comstock Fund Series II                              1.65%       332,490       (496,972)     --      --      (164,482)
Invesco VI Comstock Fund Series II                              1.70%           334         (6,732)     --      --        (6,398)
Invesco VI Comstock Fund Series II                              1.72%        87,483       (184,024)     --      --       (96,541)
Invesco VI Comstock Fund Series II                              1.77%       158,465       (722,022)     --      --      (563,557)
Invesco VI Comstock Fund Series II                              1.80%        22,448        (21,338)     --      --         1,110
Invesco VI Comstock Fund Series II                              1.90%       218,074       (297,431)     --      --       (79,357)
Invesco VI Comstock Fund Series II                              1.95%         7,109        (14,505)     --      --        (7,396)
Invesco VI Comstock Fund Series II                              1.97%         2,966        (15,802)     --      --       (12,836)
Invesco VI Comstock Fund Series II                              2.02%         1,587        (12,693)     --      --       (11,106)
Invesco VI Comstock Fund Series II                              2.05%             6            (97)     --      --           (91)
Invesco VI Comstock Fund Series II                              2.15%        24,517        (15,856)     --      --         8,661
Invesco VI Comstock Fund Series II                              2.17%         2,410         (6,111)     --      --        (3,701)
Invesco VI Comstock Fund Series II                              2.30%         4,715         (9,027)     --      --        (4,312)
Invesco VI Growth and Income Fund Series II                     1.15%       174,666       (204,253)    482      --       (29,105)
Invesco VI Growth and Income Fund Series II                     1.30%       454,517       (855,958)     --      --      (401,441)
Invesco VI Growth and Income Fund Series II                     1.40%        82,183        (64,408)     --      --        17,775
Invesco VI Growth and Income Fund Series II                     1.52%       819,059     (4,374,909)  5,654    (672)   (3,550,868)
Invesco VI Growth and Income Fund Series II                     1.55%       258,908       (393,593)     --      --      (134,685)
Invesco VI Growth and Income Fund Series II                     1.65%       308,208       (578,643)     --    (226)     (270,661)
Invesco VI Growth and Income Fund Series II                     1.72%       138,588       (431,000)     --      --      (292,412)
Invesco VI Growth and Income Fund Series II                     1.77%       166,053     (1,073,115)     --      --      (907,062)
Invesco VI Growth and Income Fund Series II                     1.80%        25,849        (24,568)     --      --         1,281
Invesco VI Growth and Income Fund Series II                     1.90%       257,072       (399,624)     --      --      (142,552)
Invesco VI Growth and Income Fund Series II                     1.95%         7,800        (15,852)     --      --        (8,052)
Invesco VI Growth and Income Fund Series II                     1.97%        10,975        (48,643)     --      --       (37,668)
Invesco VI Growth and Income Fund Series II                     2.02%         1,433        (15,343)     --      --       (13,910)
Invesco VI Growth and Income Fund Series II                     2.05%             6            (47)     --      --           (41)
Invesco VI Growth and Income Fund Series II                     2.15%        18,543        (13,449)     --      --         5,094
Invesco VI Growth and Income Fund Series II                     2.17%         3,093         (6,339)     --      --        (3,246)
Invesco VI Growth and Income Fund Series II                     2.30%         1,316        (11,819)     --      --       (10,503)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2013.

                                                           Contracts with              Accumulation Annuity Annuity
                                                              a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                                 Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                               -------------- ------------ ------------ ------- -------- ------------
Franklin Income Securities Fund Class 2                         1.15%       139,504       (80,895)    --       --        58,609
Franklin Income Securities Fund Class 2                         1.30%       351,569      (318,364)    --       --        33,205
Franklin Income Securities Fund Class 2                         1.40%        95,231       (30,266)    --       --        64,965
Franklin Income Securities Fund Class 2                         1.52%       393,285      (757,790)    --       --      (364,505)
Franklin Income Securities Fund Class 2                         1.55%       542,775      (187,586)    --       --       355,189
Franklin Income Securities Fund Class 2                         1.65%       478,833      (245,051)    --       --       233,782
Franklin Income Securities Fund Class 2                         1.77%       170,702      (210,154)    --       --       (39,452)
Franklin Income Securities Fund Class 2                         1.80%        63,911        (4,705)    --       --        59,206
Franklin Income Securities Fund Class 2                         1.90%       330,597      (101,795)    --       --       228,802
Franklin Income Securities Fund Class 2                         1.95%         4,201          (941)    --       --         3,260
Franklin Income Securities Fund Class 2                         2.02%         1,685        (1,321)    --       --           364
Franklin Income Securities Fund Class 2                         2.05%            --          (110)    --       --          (110)
Franklin Income Securities Fund Class 2                         2.15%        26,591       (14,346)    --       --        12,245
Franklin Income Securities Fund Class 2                         2.17%         6,359       (10,610)    --       --        (4,251)
Franklin Income Securities Fund Class 2                         2.30%           169        (9,477)    --       --        (9,308)
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                       1.15%        57,083        (8,895)    --       --        48,188
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                       1.30%       140,278       (78,798)    --       --        61,480
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                       1.40%         3,333        (5,502)    --       --        (2,169)
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                       1.52%       315,358      (580,316)    --       --      (264,958)
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                       1.55%        72,694       (49,380)    --       --        23,314
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                       1.65%       152,363      (117,406)    --       --        34,957
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                       1.77%        40,831      (124,358)    --       --       (83,527)
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                       1.80%         3,879        (1,680)    --       --         2,199
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                       1.90%        66,398       (29,411)    --       --        36,987
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                       1.95%         4,184          (393)    --       --         3,791
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                       2.02%         9,482        (9,919)    --       --          (437)
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                       2.05%            --           (32)    --       --           (32)
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                       2.15%         7,023          (903)    --       --         6,120
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                       2.17%             1          (257)    --       --          (256)
Franklin Templeton VIP Founding Funds Allocations Fund
  Class 2                                                       2.30%             1          (446)    --       --          (445)
Columbia VP Marsico Focused Equities Fund Class 1               1.52%        56,580      (319,083)    --      (96)     (262,599)
Columbia VP Marsico Focused Equities Fund Class 1               1.72%        17,312      (158,465)    --       --      (141,153)
Columbia VP Marsico Focused Equities Fund Class 1               1.77%         2,739       (52,911)    --       --       (50,172)
Columbia VP Marsico Focused Equities Fund Class 1               1.97%            94       (18,914)    --       --       (18,820)
Columbia VP Marsico Focused Equities Fund Class 1               2.02%           196          (229)    --       --           (33)
Columbia VP Marsico Focused Equities Fund Class 1               2.17%             2           (32)    --       --           (30)
Columbia VP Marsico 21st Century Fund Class 1                   1.52%            57       (18,771)    --       --       (18,714)
Columbia VP Marsico 21st Century Fund Class 1                   1.77%             1          (899)    --       --          (898)
Columbia VP Marsico 21st Century Fund Class 1                   2.02%            --           (10)    --       --           (10)
Columbia VP Marsico Growth Fund Class 1                         1.52%         1,786       (38,455)    --       --       (36,669)
Columbia VP Marsico Growth Fund Class 1                         1.77%            19        (1,880)    --       --        (1,861)
Columbia VP Marsico Growth Fund Class 1                         2.02%            --           (13)    --       --           (13)
Columbia VP Marsico International Opportunities Fund
  Class 2                                                       1.52%         3,101       (35,710)    --       --       (32,609)
Columbia VP Marsico International Opportunities Fund
  Class 2                                                       1.77%           138        (1,797)    --       --        (1,659)
Columbia VP Marsico International Opportunities Fund
  Class 2                                                       2.02%            --            (8)    --       --            (8)
Sterling Capital Select Equity VIF                              1.52%         3,093       (16,211)    --       --       (13,118)
Sterling Capital Select Equity VIF                              1.72%           391        (1,231)    --       --          (840)
Sterling Capital Select Equity VIF                              1.77%           712        (4,681)    --       --        (3,969)
Sterling Capital Select Equity VIF                              1.97%            --            (1)    --       --            (1)
Sterling Capital Select Equity VIF                              2.02%            --           (46)    --       --           (46)
Sterling Capital Select Equity VIF                              2.17%            --           (27)    --       --           (27)
Sterling Capital Special Opportunities VIF                      1.52%        14,393      (122,392)    --       --      (107,999)
Sterling Capital Special Opportunities VIF                      1.72%         5,187       (35,722)    --       --       (30,535)
Sterling Capital Special Opportunities VIF                      1.77%         5,235       (40,230)    --       --       (34,995)
Sterling Capital Special Opportunities VIF                      1.97%            --            --     --       --            --
Sterling Capital Special Opportunities VIF                      2.02%            --        (3,012)    --       --        (3,012)
Sterling Capital Special Opportunities VIF                      2.17%            --           (14)    --       --           (14)
Sterling Capital Strategic Allocation Equity VIF                1.77%         3,009      (147,799)    --       --      (144,790)
Sterling Capital Total Return Bond VIF                          1.52%        55,729      (111,763)    --       --       (56,034)
Sterling Capital Total Return Bond VIF                          1.72%         2,672       (10,672)    --       --        (8,000)
Sterling Capital Total Return Bond VIF                          1.77%         8,372       (13,029)    --       --        (4,657)
Sterling Capital Total Return Bond VIF                          1.97%            --            (1)    --       --            (1)
Sterling Capital Total Return Bond VIF                          2.02%            --           (27)    --       --           (27)
Sterling Capital Total Return Bond VIF                          2.17%            --           (19)    --       --           (19)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2013.

                                                           Contracts with              Accumulation Annuity Annuity
                                                              a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                                 Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                               -------------- ------------ ------------ ------- -------- ------------
Anchor Series Trust Growth Portfolio - Class 1                  1.52%         39,126      (344,726)  1,453     (239)   (304,386)
Anchor Series Trust Growth Portfolio - Class 1                  1.77%            882        (4,893)     --       --      (4,011)
AST Growth Portfolio Class 2                                    1.52%          8,605      (141,970)     76      (12)   (133,301)
AST Growth Portfolio Class 2                                    1.72%          1,003        (1,254)     --       --        (251)
AST Growth Portfolio Class 2                                    1.77%          2,667       (15,331)     --       --     (12,664)
AST Growth Portfolio Class 2                                    1.97%             14           (10)     --       --           4
AST Growth Portfolio Class 3                                    1.15%         41,461       (55,900)     --   (2,402)    (16,841)
AST Growth Portfolio Class 3                                    1.30%         29,746       (38,816)     --       --      (9,070)
AST Growth Portfolio Class 3                                    1.40%         28,994        (5,913)     --       --      23,081
AST Growth Portfolio Class 3                                    1.52%         37,524      (518,207)    861       --    (479,822)
AST Growth Portfolio Class 3                                    1.55%         19,202       (11,767)     --       --       7,435
AST Growth Portfolio Class 3                                    1.65%         23,404       (22,083)    103       --       1,424
AST Growth Portfolio Class 3                                    1.72%          5,102       (92,589)     --       --     (87,487)
AST Growth Portfolio Class 3                                    1.77%          6,553       (87,157)     --       --     (80,604)
AST Growth Portfolio Class 3                                    1.80%          9,763        (2,747)     --       --       7,016
AST Growth Portfolio Class 3                                    1.90%         51,219       (57,044)     --       --      (5,825)
AST Growth Portfolio Class 3                                    1.95%              1        (1,803)     --       --      (1,802)
AST Growth Portfolio Class 3                                    1.97%            455        (9,337)     --       --      (8,882)
AST Growth Portfolio Class 3                                    2.02%              2        (1,075)     --       --      (1,073)
AST Growth Portfolio Class 3                                    2.05%             --           (10)     --       --         (10)
AST Growth Portfolio Class 3                                    2.15%              2        (2,026)     --       --      (2,024)
AST Growth Portfolio Class 3                                    2.17%             --            (4)     --       --          (4)
AST Growth Portfolio Class 3                                    2.30%             --           (14)     --       --         (14)
Anchor Series Trust Government and Quality Bond Portfolio
  - Class 1                                                     1.52%        323,588    (1,203,576)     --   (3,268)   (883,256)
Anchor Series Trust Government and Quality Bond Portfolio
  - Class 1                                                     1.77%          6,785       (30,897)     --       --     (24,112)
AST Government and Quality Bond Portfolio Class 2               1.52%        144,872      (472,433)  1,691     (687)   (326,557)
AST Government and Quality Bond Portfolio Class 2               1.72%          4,289       (10,311)     --       --      (6,022)
AST Government and Quality Bond Portfolio Class 2               1.77%         81,442       (97,870)     --       --     (16,428)
AST Government and Quality Bond Portfolio Class 2               1.97%          2,044        (1,342)     --       --         702
Anchor Series Trust Government and Quality Bond Portfolio
  - Class 3                                                     1.15%        467,821      (275,000)     --     (839)    191,982
Anchor Series Trust Government and Quality Bond Portfolio
  - Class 3                                                     1.30%      1,603,137      (782,225)     --       --     820,912
Anchor Series Trust Government and Quality Bond Portfolio
  - Class 3                                                     1.40%        115,186       (55,997)     --       --      59,189
Anchor Series Trust Government and Quality Bond Portfolio
  - Class 3                                                     1.52%      2,400,676    (3,324,478)  6,356       --    (917,446)
Anchor Series Trust Government and Quality Bond Portfolio
  - Class 3                                                     1.55%        737,312      (400,457)     --       --     336,855
Anchor Series Trust Government and Quality Bond Portfolio
  - Class 3                                                     1.65%      1,108,385      (627,143)     21       --     481,263
Anchor Series Trust Government and Quality Bond Portfolio
  - Class 3                                                     1.72%        300,853      (774,156)     --       --    (473,303)
Anchor Series Trust Government and Quality Bond Portfolio
  - Class 3                                                     1.77%        749,867      (805,824)     --       --     (55,957)
Anchor Series Trust Government and Quality Bond Portfolio
  - Class 3                                                     1.80%         82,091       (28,834)     --       --      53,257
Anchor Series Trust Government and Quality Bond Portfolio
  - Class 3                                                     1.90%        935,941      (736,830)     --       --     199,111
Anchor Series Trust Government and Quality Bond Portfolio
  - Class 3                                                     1.95%         20,541       (19,082)     --       --       1,459
Anchor Series Trust Government and Quality Bond Portfolio
  - Class 3                                                     1.97%         23,801      (152,324)     --       --    (128,523)
Anchor Series Trust Government and Quality Bond Portfolio
  - Class 3                                                     2.02%         18,000       (75,488)     --       --     (57,488)
Anchor Series Trust Government and Quality Bond Portfolio
  - Class 3                                                     2.05%             33            (2)     --       --          31
Anchor Series Trust Government and Quality Bond Portfolio
  - Class 3                                                     2.15%         45,089       (17,685)     --       --      27,404
Anchor Series Trust Government and Quality Bond Portfolio
  - Class 3                                                     2.17%          6,698       (10,693)     --       --      (3,995)
Anchor Series Trust Government and Quality Bond Portfolio
  - Class 3                                                     2.30%          5,532        (7,795)     --       --      (2,263)
Anchor Series Trust Capital Appreciation Portfolio -
  Class 1                                                       1.52%         88,111      (771,268)     --   (3,821)   (686,978)
Anchor Series Trust Capital Appreciation Portfolio -
  Class 1                                                       1.77%            703       (43,764)     --       --     (43,061)
AST Capital Appreciation Portfolio Class 2                      1.40%          1,847       (19,523)     --       --     (17,676)
AST Capital Appreciation Portfolio Class 2                      1.52%         20,632      (143,314)     --     (131)   (122,813)
AST Capital Appreciation Portfolio Class 2                      1.55%            321       (10,662)     --       --     (10,341)
AST Capital Appreciation Portfolio Class 2                      1.70%             33        (1,398)     --       --      (1,365)
AST Capital Appreciation Portfolio Class 2                      1.72%             12        (1,163)     --       --      (1,151)
AST Capital Appreciation Portfolio Class 2                      1.77%          2,955       (16,588)     --       --     (13,633)
AST Capital Appreciation Portfolio Class 2                      1.80%              1        (1,300)     --       --      (1,299)
AST Capital Appreciation Portfolio Class 2                      1.95%             --           (34)     --       --         (34)
AST Capital Appreciation Portfolio Class 2                      1.97%             21          (892)     --       --        (871)
Anchor Series Trust Capital Appreciation Portfolio -
  Class 3                                                       1.15%        201,997      (173,192)     --   (1,771)     27,034
Anchor Series Trust Capital Appreciation Portfolio -
  Class 3                                                       1.30%        381,338      (531,881)     --       --    (150,543)
Anchor Series Trust Capital Appreciation Portfolio -
  Class 3                                                       1.40%         60,283       (34,887)     --       --      25,396
Anchor Series Trust Capital Appreciation Portfolio -
  Class 3                                                       1.52%        157,763      (980,688)    669      (39)   (822,295)
Anchor Series Trust Capital Appreciation Portfolio -
  Class 3                                                       1.55%        267,307      (204,856)     --       --      62,451
Anchor Series Trust Capital Appreciation Portfolio -
  Class 3                                                       1.65%        331,911      (338,772)     --       --      (6,861)
Anchor Series Trust Capital Appreciation Portfolio -
  Class 3                                                       1.72%         17,886      (177,492)     --       --    (159,606)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2013.

                                                           Contracts with              Accumulation Annuity Annuity
                                                              a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                                 Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                               -------------- ------------ ------------ ------- -------- ------------
Anchor Series Trust Capital Appreciation Portfolio -
  Class 3                                                       1.77%        35,703       (181,489)    --       --      (145,786)
Anchor Series Trust Capital Appreciation Portfolio -
  Class 3                                                       1.80%        19,031        (14,167)    --       --         4,864
Anchor Series Trust Capital Appreciation Portfolio -
  Class 3                                                       1.90%       203,340       (188,633)    --       --        14,707
Anchor Series Trust Capital Appreciation Portfolio -
  Class 3                                                       1.95%         4,839         (7,085)    --       --        (2,246)
Anchor Series Trust Capital Appreciation Portfolio -
  Class 3                                                       1.97%         2,642        (16,737)    --       --       (14,095)
Anchor Series Trust Capital Appreciation Portfolio -
  Class 3                                                       2.02%           907        (16,993)    --       --       (16,086)
Anchor Series Trust Capital Appreciation Portfolio -
  Class 3                                                       2.05%            --           (192)    --       --          (192)
Anchor Series Trust Capital Appreciation Portfolio -
  Class 3                                                       2.15%        40,090         (8,765)    --       --        31,325
Anchor Series Trust Capital Appreciation Portfolio -
  Class 3                                                       2.17%           282           (919)    --       --          (637)
Anchor Series Trust Capital Appreciation Portfolio -
  Class 3                                                       2.30%           468         (3,931)    --       --        (3,463)
Anchor Series Trust Natural Resources Portfolio - Class 1       1.52%        39,516       (221,466)    --     (890)     (182,840)
Anchor Series Trust Natural Resources Portfolio - Class 1       1.77%           500         (4,591)    --       --        (4,091)
AST Natural Resources Portfolio Class 2                         1.52%        17,090        (44,282)    --     (109)      (27,301)
AST Natural Resources Portfolio Class 2                         1.72%         1,028           (397)    --       --           631
AST Natural Resources Portfolio Class 2                         1.77%         6,517        (11,529)    --       --        (5,012)
AST Natural Resources Portfolio Class 2                         1.97%           128           (335)    --       --          (207)
AST Natural Resources Portfolio Class 3                         1.15%        89,151        (68,355)   805       --        21,601
AST Natural Resources Portfolio Class 3                         1.30%       155,856       (136,885)    --       --        18,971
AST Natural Resources Portfolio Class 3                         1.40%        48,422        (21,540)    --       --        26,882
AST Natural Resources Portfolio Class 3                         1.52%       139,873       (376,314)   707      (13)     (235,747)
AST Natural Resources Portfolio Class 3                         1.55%       138,580       (108,188)    --       --        30,392
AST Natural Resources Portfolio Class 3                         1.65%       142,892       (108,254)    --       --        34,638
AST Natural Resources Portfolio Class 3                         1.72%        17,941        (63,238)    --       --       (45,297)
AST Natural Resources Portfolio Class 3                         1.77%        38,242        (83,786)    --       --       (45,544)
AST Natural Resources Portfolio Class 3                         1.80%        12,649         (2,252)    --       --        10,397
AST Natural Resources Portfolio Class 3                         1.90%       123,014       (104,083)    --       --        18,931
AST Natural Resources Portfolio Class 3                         1.95%       102,229       (151,578)    --       --       (49,349)
AST Natural Resources Portfolio Class 3                         1.97%         1,636         (2,306)    --       --          (670)
AST Natural Resources Portfolio Class 3                         2.02%         3,564        (10,038)    --       --        (6,474)
AST Natural Resources Portfolio Class 3                         2.05%           391            (69)    --       --           322
AST Natural Resources Portfolio Class 3                         2.15%        23,370         (3,479)    --       --        19,891
AST Natural Resources Portfolio Class 3                         2.17%           194           (328)    --       --          (134)
AST Natural Resources Portfolio Class 3                         2.30%           928         (4,877)    --       --        (3,949)
SAST Small Company Value Portfolio Class 3                      1.15%        38,818        (84,584)   161       --       (45,605)
SAST Small Company Value Portfolio Class 3                      1.30%       183,010       (465,057)    --       --      (282,047)
SAST Small Company Value Portfolio Class 3                      1.40%        17,521        (31,812)    --       --       (14,291)
SAST Small Company Value Portfolio Class 3                      1.52%       361,693     (1,817,460)   700      (93)   (1,455,160)
SAST Small Company Value Portfolio Class 3                      1.55%        98,645       (191,720)    --       --       (93,075)
SAST Small Company Value Portfolio Class 3                      1.65%       120,756       (291,531)    --      (85)     (170,860)
SAST Small Company Value Portfolio Class 3                      1.72%        28,425       (128,102)    --       --       (99,677)
SAST Small Company Value Portfolio Class 3                      1.77%        70,933       (640,350)    --       --      (569,417)
SAST Small Company Value Portfolio Class 3                      1.80%         7,010        (11,646)    --       --        (4,636)
SAST Small Company Value Portfolio Class 3                      1.90%        72,338       (199,477)    --       --      (127,139)
SAST Small Company Value Portfolio Class 3                      1.95%         1,160        (11,794)    --       --       (10,634)
SAST Small Company Value Portfolio Class 3                      1.97%         2,264         (3,873)    --       --        (1,609)
SAST Small Company Value Portfolio Class 3                      2.02%           210        (19,584)    --       --       (19,374)
SAST Small Company Value Portfolio Class 3                      2.05%            --            (32)    --       --           (32)
SAST Small Company Value Portfolio Class 3                      2.15%        10,814         (5,036)    --       --         5,778
SAST Small Company Value Portfolio Class 3                      2.17%         1,708         (4,855)    --       --        (3,147)
SAST Small Company Value Portfolio Class 3                      2.30%         2,236         (6,072)    --       --        (3,836)
SunAmerica Mid-Cap Growth Portfolio - Class 1                   1.52%       174,861       (539,194)   362     (322)     (364,293)
SunAmerica Mid-Cap Growth Portfolio - Class 1                   1.77%         1,141       (101,973)    --       --      (100,832)
SAST Mid-Cap Growth Portfolio Class 2                           1.40%         2,047        (10,137)    --       (6)       (8,096)
SAST Mid-Cap Growth Portfolio Class 2                           1.52%        25,933       (211,799)   245       --      (185,621)
SAST Mid-Cap Growth Portfolio Class 2                           1.55%         1,540         (3,785)    --       --        (2,245)
SAST Mid-Cap Growth Portfolio Class 2                           1.70%           109         (1,492)    --       --        (1,383)
SAST Mid-Cap Growth Portfolio Class 2                           1.72%            32         (4,262)    --       --        (4,230)
SAST Mid-Cap Growth Portfolio Class 2                           1.77%         4,240        (17,137)    --       --       (12,897)
SAST Mid-Cap Growth Portfolio Class 2                           1.80%            --           (778)    --       --          (778)
SAST Mid-Cap Growth Portfolio Class 2                           1.95%            --           (205)    --       --          (205)
SAST Mid-Cap Growth Portfolio Class 2                           1.97%           178         (1,289)    --       --        (1,111)
SAST Mid-Cap Growth Portfolio Class 3                           1.15%        38,715        (47,105)    --     (138)       (8,528)
SAST Mid-Cap Growth Portfolio Class 3                           1.30%       121,453       (217,359)    --       --       (95,906)
SAST Mid-Cap Growth Portfolio Class 3                           1.40%        18,189        (15,752)    --       --         2,437

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2013.

                                                           Contracts with              Accumulation Annuity Annuity
                                                              a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                                 Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                               -------------- ------------ ------------ ------- -------- ------------
SAST Mid-Cap Growth Portfolio Class 3                           1.52%       279,568     (1,141,605)  2,273     (189)   (859,953)
SAST Mid-Cap Growth Portfolio Class 3                           1.55%        60,421        (95,486)     --       --     (35,065)
SAST Mid-Cap Growth Portfolio Class 3                           1.65%       108,073       (152,923)     --       --     (44,850)
SAST Mid-Cap Growth Portfolio Class 3                           1.72%       100,874       (151,665)     --       --     (50,791)
SAST Mid-Cap Growth Portfolio Class 3                           1.77%        42,448       (235,493)     --       --    (193,045)
SAST Mid-Cap Growth Portfolio Class 3                           1.80%         7,748         (7,610)     --       --         138
SAST Mid-Cap Growth Portfolio Class 3                           1.90%        67,774        (87,643)     --       --     (19,869)
SAST Mid-Cap Growth Portfolio Class 3                           1.95%         2,202         (4,688)     --       --      (2,486)
SAST Mid-Cap Growth Portfolio Class 3                           1.97%         6,987        (17,975)     --       --     (10,988)
SAST Mid-Cap Growth Portfolio Class 3                           2.02%            80         (3,252)     --       --      (3,172)
SAST Mid-Cap Growth Portfolio Class 3                           2.05%            --            (27)     --       --         (27)
SAST Mid-Cap Growth Portfolio Class 3                           2.15%        11,163         (2,052)     --       --       9,111
SAST Mid-Cap Growth Portfolio Class 3                           2.17%           684         (2,963)     --       --      (2,279)
SAST Mid-Cap Growth Portfolio Class 3                           2.30%           186         (3,854)     --       --      (3,668)
SunAmerica Capital Growth Portfolio - Class 1                   1.52%        35,181       (135,651)     --     (735)   (101,205)
SunAmerica Capital Growth Portfolio - Class 1                   1.77%            34        (14,077)     --       --     (14,043)
SAST Capital Growth Portfolio Class 2                           1.52%         1,919        (50,155)     --       --     (48,236)
SAST Capital Growth Portfolio Class 2                           1.72%            11         (1,766)     --       --      (1,755)
SAST Capital Growth Portfolio Class 2                           1.77%           675         (2,000)     --       --      (1,325)
SAST Capital Growth Portfolio Class 2                           1.97%            11            (41)     --       --         (30)
SAST Capital Growth Portfolio Class 3                           1.15%         3,260        (13,685)     --       --     (10,425)
SAST Capital Growth Portfolio Class 3                           1.30%        12,208         (4,863)     --       --       7,345
SAST Capital Growth Portfolio Class 3                           1.40%         3,238         (4,481)     --       --      (1,243)
SAST Capital Growth Portfolio Class 3                           1.52%        67,490       (582,142)     --      (28)   (514,680)
SAST Capital Growth Portfolio Class 3                           1.55%        11,432         (4,761)     --       --       6,671
SAST Capital Growth Portfolio Class 3                           1.65%        11,104        (14,728)     --     (142)     (3,766)
SAST Capital Growth Portfolio Class 3                           1.72%         8,566        (93,764)     --       --     (85,198)
SAST Capital Growth Portfolio Class 3                           1.77%        25,781       (232,528)     --       --    (206,747)
SAST Capital Growth Portfolio Class 3                           1.80%         1,334         (3,138)     --       --      (1,804)
SAST Capital Growth Portfolio Class 3                           1.90%         5,280        (36,757)     --       --     (31,477)
SAST Capital Growth Portfolio Class 3                           1.95%         2,376         (2,856)     --       --        (480)
SAST Capital Growth Portfolio Class 3                           1.97%           146         (2,612)     --       --      (2,466)
SAST Capital Growth Portfolio Class 3                           2.02%           181         (6,031)     --       --      (5,850)
SAST Capital Growth Portfolio Class 3                           2.05%            --            (26)     --       --         (26)
SAST Capital Growth Portfolio Class 3                           2.15%             1            (12)     --       --         (11)
SAST Capital Growth Portfolio Class 3                           2.17%            --            (19)     --       --         (19)
SAST Capital Growth Portfolio Class 3                           2.30%            --         (1,727)     --       --      (1,727)
SunAmerica Blue Chip Growth Portfolio - Class 1                 1.52%        93,825       (241,567)    840     (992)   (147,894)
SunAmerica Blue Chip Growth Portfolio - Class 1                 1.77%            17        (10,108)     --       --     (10,091)
SAST Blue Chip Growth Portfolio Class 2                         1.52%        14,728        (90,980)     --       --     (76,252)
SAST Blue Chip Growth Portfolio Class 2                         1.72%             1         (4,528)     --       --      (4,527)
SAST Blue Chip Growth Portfolio Class 2                         1.77%           113        (13,784)     --       --     (13,671)
SAST Blue Chip Growth Portfolio Class 2                         1.97%            --         (1,385)     --       --      (1,385)
SAST Blue Chip Growth Portfolio Class 3                         1.15%        44,817        (36,586)     --     (177)      8,054
SAST Blue Chip Growth Portfolio Class 3                         1.30%       123,419       (256,005)     --       --    (132,586)
SAST Blue Chip Growth Portfolio Class 3                         1.40%        16,468        (14,500)     --       --       1,968
SAST Blue Chip Growth Portfolio Class 3                         1.52%       295,170       (972,741)     --       --    (677,571)
SAST Blue Chip Growth Portfolio Class 3                         1.55%       106,251       (133,302)     --       --     (27,051)
SAST Blue Chip Growth Portfolio Class 3                         1.65%        64,455       (127,791)     --       --     (63,336)
SAST Blue Chip Growth Portfolio Class 3                         1.72%        33,069        (65,915)     --       --     (32,846)
SAST Blue Chip Growth Portfolio Class 3                         1.77%       127,426       (307,798)     --       --    (180,372)
SAST Blue Chip Growth Portfolio Class 3                         1.80%        17,382        (11,592)     --       --       5,790
SAST Blue Chip Growth Portfolio Class 3                         1.90%        44,038        (90,404)     --       --     (46,366)
SAST Blue Chip Growth Portfolio Class 3                         1.95%         3,112         (4,268)     --       --      (1,156)
SAST Blue Chip Growth Portfolio Class 3                         1.97%         2,151         (1,743)     --       --         408
SAST Blue Chip Growth Portfolio Class 3                         2.02%           243        (12,168)     --       --     (11,925)
SAST Blue Chip Growth Portfolio Class 3                         2.05%            --           (105)     --       --        (105)
SAST Blue Chip Growth Portfolio Class 3                         2.15%        30,485         (4,210)     --       --      26,275
SAST Blue Chip Growth Portfolio Class 3                         2.17%         2,385         (4,409)     --       --      (2,024)
SAST Blue Chip Growth Portfolio Class 3                         2.30%         7,806         (2,858)     --       --       4,948
SunAmerica Growth Opportunities Portfolio - Class 1             1.52%       189,877       (428,113)     --   (1,007)   (239,243)
SunAmerica Growth Opportunities Portfolio - Class 1             1.77%         1,649         (5,667)     --       --      (4,018)
SAST Growth Opportunities Portfolio Class 2                     1.52%        32,190       (153,390)     --       --    (121,200)
SAST Growth Opportunities Portfolio Class 2                     1.72%             6         (3,984)     --       --      (3,978)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2013.

                                                           Contracts with              Accumulation Annuity Annuity
                                                              a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                                 Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                               -------------- ------------ ------------ ------- -------- ------------
SAST Growth Opportunities Portfolio Class 2                     1.77%         1,319        (21,516)     --       --      (20,197)
SAST Growth Opportunities Portfolio Class 2                     1.97%            --           (981)     --       --         (981)
SAST Growth Opportunities Portfolio Class 3                     1.15%        32,050        (76,257)    143       --      (44,064)
SAST Growth Opportunities Portfolio Class 3                     1.30%       129,096       (437,441)     --       --     (308,345)
SAST Growth Opportunities Portfolio Class 3                     1.40%        35,810        (24,422)     --       --       11,388
SAST Growth Opportunities Portfolio Class 3                     1.52%       437,918     (2,867,866)     --      (62)  (2,430,010)
SAST Growth Opportunities Portfolio Class 3                     1.55%        54,661       (208,751)     --       --     (154,090)
SAST Growth Opportunities Portfolio Class 3                     1.65%        79,927       (289,970)     --       --     (210,043)
SAST Growth Opportunities Portfolio Class 3                     1.72%        45,225       (203,114)     --       --     (157,889)
SAST Growth Opportunities Portfolio Class 3                     1.77%        80,595       (954,304)     --       --     (873,709)
SAST Growth Opportunities Portfolio Class 3                     1.80%         7,376        (11,439)     --       --       (4,063)
SAST Growth Opportunities Portfolio Class 3                     1.90%        47,477       (184,548)     --       --     (137,071)
SAST Growth Opportunities Portfolio Class 3                     1.95%         1,045         (8,906)     --       --       (7,861)
SAST Growth Opportunities Portfolio Class 3                     1.97%         1,622         (7,203)     --       --       (5,581)
SAST Growth Opportunities Portfolio Class 3                     2.02%         1,939        (32,117)     --       --      (30,178)
SAST Growth Opportunities Portfolio Class 3                     2.05%            --            (33)     --       --          (33)
SAST Growth Opportunities Portfolio Class 3                     2.15%         5,692         (3,458)     --       --        2,234
SAST Growth Opportunities Portfolio Class 3                     2.17%         5,058        (15,200)     --       --      (10,142)
SAST Growth Opportunities Portfolio Class 3                     2.30%           523         (5,714)     --       --       (5,191)
SunAmerica Technology Portfolio - Class 1                       1.52%       247,951       (725,319)  8,170   (2,148)    (471,346)
SunAmerica Technology Portfolio - Class 1                       1.77%         2,546        (22,526)     --       --      (19,980)
SAST Technology Portfolio Class 2                               1.40%         3,189        (35,065)     --       --      (31,876)
SAST Technology Portfolio Class 2                               1.52%        27,737       (137,022)     --   (1,426)    (110,711)
SAST Technology Portfolio Class 2                               1.55%           400        (16,809)     --       --      (16,409)
SAST Technology Portfolio Class 2                               1.70%         1,079         (3,855)     --       --       (2,776)
SAST Technology Portfolio Class 2                               1.72%         7,144           (674)     --       --        6,470
SAST Technology Portfolio Class 2                               1.77%         4,501        (31,295)     --       --      (26,794)
SAST Technology Portfolio Class 2                               1.80%             3           (380)     --       --         (377)
SAST Technology Portfolio Class 2                               1.95%            --            (34)     --       --          (34)
SAST Technology Portfolio Class 2                               1.97%             3             (1)     --       --            2
SAST Technology Portfolio Class 3                               1.15%        49,720         (6,691)     23       --       43,052
SAST Technology Portfolio Class 3                               1.30%        57,388        (32,900)     --       --       24,488
SAST Technology Portfolio Class 3                               1.40%        17,789         (6,166)     --       --       11,623
SAST Technology Portfolio Class 3                               1.52%       807,941     (1,619,511)     --       --     (811,570)
SAST Technology Portfolio Class 3                               1.55%        47,055        (25,653)     --       --       21,402
SAST Technology Portfolio Class 3                               1.65%        45,909        (25,617)     --       --       20,292
SAST Technology Portfolio Class 3                               1.72%       121,917       (280,712)     --       --     (158,795)
SAST Technology Portfolio Class 3                               1.77%        82,173       (197,508)     --       --     (115,335)
SAST Technology Portfolio Class 3                               1.80%         2,504         (5,997)     --       --       (3,493)
SAST Technology Portfolio Class 3                               1.90%        50,220        (17,377)     --       --       32,843
SAST Technology Portfolio Class 3                               1.95%        28,855         (1,094)     --       --       27,761
SAST Technology Portfolio Class 3                               1.97%        17,324         (5,281)     --       --       12,043
SAST Technology Portfolio Class 3                               2.02%            92           (679)     --       --         (587)
SAST Technology Portfolio Class 3                               2.05%            --            (29)     --       --          (29)
SAST Technology Portfolio Class 3                               2.15%        20,782           (573)     --       --       20,209
SAST Technology Portfolio Class 3                               2.17%            --           (142)     --       --         (142)
SAST Technology Portfolio Class 3                               2.30%         3,910           (300)     --       --        3,610
SunAmerica Marsico Focused Growth Portfolio - Class 1           1.52%       122,168       (163,371)     --     (532)     (41,735)
SunAmerica Marsico Focused Growth Portfolio - Class 1           1.77%         6,258        (27,263)     --       --      (21,005)
SAST Marsico Focused Growth Portfolio Class 2                   1.52%        16,330       (166,077)     --     (134)    (149,881)
SAST Marsico Focused Growth Portfolio Class 2                   1.77%         4,942        (22,266)     --       --      (17,324)
SAST Marsico Focused Growth Portfolio Class 3                   1.15%        75,638        (65,984)     --       --        9,654
SAST Marsico Focused Growth Portfolio Class 3                   1.30%       200,450       (231,465)     --       --      (31,015)
SAST Marsico Focused Growth Portfolio Class 3                   1.40%        13,775        (25,185)     --       --      (11,410)
SAST Marsico Focused Growth Portfolio Class 3                   1.52%       402,606       (643,379)     --     (153)    (240,926)
SAST Marsico Focused Growth Portfolio Class 3                   1.55%        96,431       (102,391)     --       --       (5,960)
SAST Marsico Focused Growth Portfolio Class 3                   1.65%       170,391       (170,068)     --       --          323
SAST Marsico Focused Growth Portfolio Class 3                   1.72%        23,780        (16,233)     --       --        7,547
SAST Marsico Focused Growth Portfolio Class 3                   1.77%       129,673       (214,983)     --       --      (85,310)
SAST Marsico Focused Growth Portfolio Class 3                   1.80%         6,853         (6,011)     --       --          842
SAST Marsico Focused Growth Portfolio Class 3                   1.90%       164,791       (120,978)     --       --       43,813
SAST Marsico Focused Growth Portfolio Class 3                   1.95%         1,806         (3,836)     --       --       (2,030)
SAST Marsico Focused Growth Portfolio Class 3                   1.97%         5,761         (2,125)     --       --        3,636
SAST Marsico Focused Growth Portfolio Class 3                   2.02%         2,043         (2,647)     --       --         (604)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2013.

                                                           Contracts with              Accumulation Annuity Annuity
                                                              a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                                 Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                               -------------- ------------ ------------ ------- -------- ------------
SAST Marsico Focused Growth Portfolio Class 3                   2.05%              1           (37)     --      --           (36)
SAST Marsico Focused Growth Portfolio Class 3                   2.15%          3,470        (1,598)     --      --         1,872
SAST Marsico Focused Growth Portfolio Class 3                   2.17%            221        (1,629)     --      --        (1,408)
SAST Marsico Focused Growth Portfolio Class 3                   2.30%          1,954        (1,697)     --      --           257
SAST Small & Mid Cap Value Portfolio Class 2                    1.52%         29,949      (207,571)     52      --      (177,570)
SAST Small & Mid Cap Value Portfolio Class 2                    1.72%              1          (835)     --      --          (834)
SAST Small & Mid Cap Value Portfolio Class 2                    1.77%          2,702       (25,176)     --      --       (22,474)
SAST Small & Mid Cap Value Portfolio Class 2                    1.97%          1,918          (281)     --      --         1,637
SAST Small & Mid Cap Value Portfolio Class 3                    1.15%        137,311      (184,451)    400      --       (46,740)
SAST Small & Mid Cap Value Portfolio Class 3                    1.30%        438,809      (945,846)     --      --      (507,037)
SAST Small & Mid Cap Value Portfolio Class 3                    1.40%         66,939       (61,852)     --      --         5,087
SAST Small & Mid Cap Value Portfolio Class 3                    1.52%        546,086    (2,819,917)  6,634     (98)   (2,267,295)
SAST Small & Mid Cap Value Portfolio Class 3                    1.55%        200,112      (416,495)     --      --      (216,383)
SAST Small & Mid Cap Value Portfolio Class 3                    1.65%        320,529      (714,263)     --    (149)     (393,883)
SAST Small & Mid Cap Value Portfolio Class 3                    1.72%         47,652      (285,545)     --      --      (237,893)
SAST Small & Mid Cap Value Portfolio Class 3                    1.77%        107,239      (786,956)     --      --      (679,717)
SAST Small & Mid Cap Value Portfolio Class 3                    1.80%         24,104       (26,296)     --      --        (2,192)
SAST Small & Mid Cap Value Portfolio Class 3                    1.90%        177,096      (434,728)     --      --      (257,632)
SAST Small & Mid Cap Value Portfolio Class 3                    1.95%          2,693       (19,758)     --      --       (17,065)
SAST Small & Mid Cap Value Portfolio Class 3                    1.97%          9,002       (16,373)     --      --        (7,371)
SAST Small & Mid Cap Value Portfolio Class 3                    2.02%            519       (13,237)     --      --       (12,718)
SAST Small & Mid Cap Value Portfolio Class 3                    2.05%             16          (183)     --      --          (167)
SAST Small & Mid Cap Value Portfolio Class 3                    2.15%         19,499       (15,236)     --      --         4,263
SAST Small & Mid Cap Value Portfolio Class 3                    2.17%          1,834        (5,425)     --      --        (3,591)
SAST Small & Mid Cap Value Portfolio Class 3                    2.30%          1,048       (10,069)     --      --        (9,021)
SAST Foreign Value Portfolio Class 2                            1.52%         60,398      (312,945)    125      --      (252,422)
SAST Foreign Value Portfolio Class 2                            1.72%          2,194          (379)     --      --         1,815
SAST Foreign Value Portfolio Class 2                            1.77%          4,259       (16,082)     --      --       (11,823)
SAST Foreign Value Portfolio Class 2                            1.97%             --            (1)     --      --            (1)
SAST Foreign Value Portfolio Class 3                            1.15%        217,803      (237,135)    636      --       (18,696)
SAST Foreign Value Portfolio Class 3                            1.30%        794,704    (1,108,133)     --      --      (313,429)
SAST Foreign Value Portfolio Class 3                            1.40%         63,509       (60,612)     --      --         2,897
SAST Foreign Value Portfolio Class 3                            1.52%        834,064    (2,938,394)  3,008    (151)   (2,101,473)
SAST Foreign Value Portfolio Class 3                            1.55%        382,790      (496,345)     --      --      (113,555)
SAST Foreign Value Portfolio Class 3                            1.65%        528,668      (700,109)     --      --      (171,441)
SAST Foreign Value Portfolio Class 3                            1.72%         72,419      (288,631)     --      --      (216,212)
SAST Foreign Value Portfolio Class 3                            1.77%        246,246      (769,173)     --      --      (522,927)
SAST Foreign Value Portfolio Class 3                            1.80%         36,042       (28,620)     --      --         7,422
SAST Foreign Value Portfolio Class 3                            1.90%        363,160      (472,337)     --      --      (109,177)
SAST Foreign Value Portfolio Class 3                            1.95%          8,204       (25,325)     --      --       (17,121)
SAST Foreign Value Portfolio Class 3                            1.97%          3,240       (31,775)     --      --       (28,535)
SAST Foreign Value Portfolio Class 3                            2.02%          2,347       (13,113)     --      --       (10,766)
SAST Foreign Value Portfolio Class 3                            2.05%             81           (45)     --      --            36
SAST Foreign Value Portfolio Class 3                            2.15%         19,692       (10,991)     --      --         8,701
SAST Foreign Value Portfolio Class 3                            2.17%          3,952        (6,171)     --      --        (2,219)
SAST Foreign Value Portfolio Class 3                            2.30%         10,693       (13,792)     --      --        (3,099)
SAST VCP Value Portfolio                                        1.15%        449,934       (15,026)     --      --       434,908
SAST VCP Value Portfolio                                        1.30%      2,066,871       (39,924)     --      --     2,026,947
SAST VCP Value Portfolio                                        1.40%        101,539        (3,635)     --      --        97,904
SAST VCP Value Portfolio                                        1.55%        544,692       (14,043)     --      --       530,649
SAST VCP Value Portfolio                                        1.65%      1,343,509       (41,034)     --      --     1,302,475
SAST VCP Value Portfolio                                        1.80%         43,717          (411)     --      --        43,306
SAST VCP Value Portfolio                                        1.90%        466,008        (9,222)     --      --       456,786
SAST VCP Value Portfolio                                        2.15%         20,674        (6,225)     --      --        14,449
SAST VCP Total Return Balanced Portfolio                        1.15%        433,720       (15,987)     --      --       417,733
SAST VCP Total Return Balanced Portfolio                        1.30%      2,008,252       (57,131)     --      --     1,951,121
SAST VCP Total Return Balanced Portfolio                        1.40%        129,309        (3,643)     --      --       125,666
SAST VCP Total Return Balanced Portfolio                        1.55%        529,281       (13,857)     --      --       515,424
SAST VCP Total Return Balanced Portfolio                        1.65%      1,298,839       (34,681)     --      --     1,264,158
SAST VCP Total Return Balanced Portfolio                        1.80%         38,303          (338)     --      --        37,965
SAST VCP Total Return Balanced Portfolio                        1.90%        446,287        (8,206)     --      --       438,081
SAST VCP Total Return Balanced Portfolio                        2.15%         29,149        (7,173)     --      --        21,976
SAST Protected Asset Allocation SAST Portfolio Class 3          1.15%        677,930       (37,963)     --      --       639,967
SAST Protected Asset Allocation SAST Portfolio Class 3          1.30%      3,321,297      (159,681)     --      --     3,161,616

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2013.

                                                           Contracts with              Accumulation Annuity Annuity
                                                              a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                                 Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                               -------------- ------------ ------------ ------- -------- ------------
SAST Protected Asset Allocation SAST Portfolio Class 3          1.40%        150,765        (2,517)     --     --        148,248
SAST Protected Asset Allocation SAST Portfolio Class 3          1.55%        788,743       (26,700)     --     --        762,043
SAST Protected Asset Allocation SAST Portfolio Class 3          1.65%      2,677,228      (126,119)     --     --      2,551,109
SAST Protected Asset Allocation SAST Portfolio Class 3          1.80%         59,998          (775)     --     --         59,223
SAST Protected Asset Allocation SAST Portfolio Class 3          1.90%        981,330       (46,922)     --     --        934,408
SAST Protected Asset Allocation SAST Portfolio Class 3          1.95%            574           (10)     --     --            564
SAST Protected Asset Allocation SAST Portfolio Class 3          2.05%             --           (10)     --     --            (10)
SAST Protected Asset Allocation SAST Portfolio Class 3          2.15%         96,446       (13,706)     --     --         82,740
SAST Protected Asset Allocation SAST Portfolio Class 3          2.30%             --           (10)     --     --            (10)
SAST American Funds Growth Portfolio Class 3                    1.15%        162,117      (240,967)    138     --        (78,712)
SAST American Funds Growth Portfolio Class 3                    1.30%        424,718      (500,061)     --     --        (75,343)
SAST American Funds Growth Portfolio Class 3                    1.40%         48,158       (37,862)     --     --         10,296
SAST American Funds Growth Portfolio Class 3                    1.52%        292,367    (2,205,588)     --     --     (1,913,221)
SAST American Funds Growth Portfolio Class 3                    1.55%        357,057      (220,738)     --     --        136,319
SAST American Funds Growth Portfolio Class 3                    1.65%        393,729      (359,034)     --     --         34,695
SAST American Funds Growth Portfolio Class 3                    1.72%          4,783       (15,322)     --     --        (10,539)
SAST American Funds Growth Portfolio Class 3                    1.77%        119,930      (919,158)     --     --       (799,228)
SAST American Funds Growth Portfolio Class 3                    1.80%         21,967       (10,153)     --     --         11,814
SAST American Funds Growth Portfolio Class 3                    1.90%        241,388      (282,064)     --     --        (40,676)
SAST American Funds Growth Portfolio Class 3                    1.95%          7,015        (8,205)     --     --         (1,190)
SAST American Funds Growth Portfolio Class 3                    1.97%             --            (2)     --     --             (2)
SAST American Funds Growth Portfolio Class 3                    2.02%          9,294      (112,229)     --     --       (102,935)
SAST American Funds Growth Portfolio Class 3                    2.05%             --          (124)     --     --           (124)
SAST American Funds Growth Portfolio Class 3                    2.15%         21,783        (5,389)     --     --         16,394
SAST American Funds Growth Portfolio Class 3                    2.17%          3,822        (9,567)     --     --         (5,745)
SAST American Funds Growth Portfolio Class 3                    2.30%        131,821      (125,395)     --     --          6,426
SAST American Funds Global Growth Portfolio Class 3             1.15%        215,413      (276,146)    855     --        (59,878)
SAST American Funds Global Growth Portfolio Class 3             1.30%        515,107      (928,535)     --     --       (413,428)
SAST American Funds Global Growth Portfolio Class 3             1.40%         81,097       (57,938)     --     --         23,159
SAST American Funds Global Growth Portfolio Class 3             1.52%        433,549    (2,433,235)     --     --     (1,999,686)
SAST American Funds Global Growth Portfolio Class 3             1.55%        295,605      (400,130)     --     --       (104,525)
SAST American Funds Global Growth Portfolio Class 3             1.65%        358,636      (586,852)     --     --       (228,216)
SAST American Funds Global Growth Portfolio Class 3             1.72%            420        (7,305)     --     --         (6,885)
SAST American Funds Global Growth Portfolio Class 3             1.77%        159,745    (1,110,188)     --     --       (950,443)
SAST American Funds Global Growth Portfolio Class 3             1.80%         29,629       (20,740)     --     --          8,889
SAST American Funds Global Growth Portfolio Class 3             1.90%        242,333      (372,048)     --     --       (129,715)
SAST American Funds Global Growth Portfolio Class 3             1.95%          6,568       (20,319)     --     --        (13,751)
SAST American Funds Global Growth Portfolio Class 3             1.97%            957        (3,400)     --     --         (2,443)
SAST American Funds Global Growth Portfolio Class 3             2.02%          3,902       (39,399)     --     --        (35,497)
SAST American Funds Global Growth Portfolio Class 3             2.05%             81           (75)     --     --              6
SAST American Funds Global Growth Portfolio Class 3             2.15%         18,105        (8,723)     --     --          9,382
SAST American Funds Global Growth Portfolio Class 3             2.17%          5,386       (13,281)     --     --         (7,895)
SAST American Funds Global Growth Portfolio Class 3             2.30%         56,298       (16,946)     --     --         39,352
SAST American Funds Growth-Income Portfolio Class 3             1.15%        373,582      (229,190)    258     --        144,650
SAST American Funds Growth-Income Portfolio Class 3             1.30%        418,595      (405,171)     --     --         13,424
SAST American Funds Growth-Income Portfolio Class 3             1.40%         96,862       (34,231)     --     --         62,631
SAST American Funds Growth-Income Portfolio Class 3             1.52%        291,584    (2,319,072)     --     --     (2,027,488)
SAST American Funds Growth-Income Portfolio Class 3             1.55%        308,900      (194,817)     --     --        114,083
SAST American Funds Growth-Income Portfolio Class 3             1.65%        329,405      (344,314)     --    (88)       (14,997)
SAST American Funds Growth-Income Portfolio Class 3             1.72%         10,868        (7,664)     --     --          3,204
SAST American Funds Growth-Income Portfolio Class 3             1.77%        107,167    (1,018,135)     --     --       (910,968)
SAST American Funds Growth-Income Portfolio Class 3             1.80%         25,130        (9,979)     --     --         15,151
SAST American Funds Growth-Income Portfolio Class 3             1.90%        159,161      (242,627)     --     --        (83,466)
SAST American Funds Growth-Income Portfolio Class 3             1.95%          7,093        (6,621)     --     --            472
SAST American Funds Growth-Income Portfolio Class 3             1.97%             --            (2)     --     --             (2)
SAST American Funds Growth-Income Portfolio Class 3             2.02%          2,071       (56,631)     --     --        (54,560)
SAST American Funds Growth-Income Portfolio Class 3             2.05%             --           (50)     --     --            (50)
SAST American Funds Growth-Income Portfolio Class 3             2.15%         12,177        (9,037)     --     --          3,140
SAST American Funds Growth-Income Portfolio Class 3             2.17%          3,223        (9,685)     --     --         (6,462)
SAST American Funds Growth-Income Portfolio Class 3             2.30%            850        (3,916)     --     --         (3,066)
SAST American Funds Asset Allocation Portfolio Class 3          1.15%        403,686      (153,453) 13,152     --        263,385
SAST American Funds Asset Allocation Portfolio Class 3          1.30%        370,146      (197,887)     --     --        172,259
SAST American Funds Asset Allocation Portfolio Class 3          1.40%         22,549       (17,153)     --     --          5,396
SAST American Funds Asset Allocation Portfolio Class 3          1.52%        478,038      (826,724)     --     --       (348,686)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2013.

                                                           Contracts with              Accumulation Annuity Annuity
                                                              a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                                 Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                               -------------- ------------ ------------ ------- -------- ------------
SAST American Funds Asset Allocation Portfolio Class 3          1.55%        285,948      (136,844)     --       --      149,104
SAST American Funds Asset Allocation Portfolio Class 3          1.65%        317,858      (250,411)     --       --       67,447
SAST American Funds Asset Allocation Portfolio Class 3          1.72%          7,746           (92)     --       --        7,654
SAST American Funds Asset Allocation Portfolio Class 3          1.77%        149,269      (340,499)     --       --     (191,230)
SAST American Funds Asset Allocation Portfolio Class 3          1.80%          7,551        (5,482)     --       --        2,069
SAST American Funds Asset Allocation Portfolio Class 3          1.90%        119,591      (135,107)     --       --      (15,516)
SAST American Funds Asset Allocation Portfolio Class 3          1.95%          2,254        (4,301)     --       --       (2,047)
SAST American Funds Asset Allocation Portfolio Class 3          1.97%            111           (55)     --       --           56
SAST American Funds Asset Allocation Portfolio Class 3          2.02%          8,376        (9,014)     --       --         (638)
SAST American Funds Asset Allocation Portfolio Class 3          2.05%             --           (30)     --       --          (30)
SAST American Funds Asset Allocation Portfolio Class 3          2.15%         13,284        (8,274)     --       --        5,010
SAST American Funds Asset Allocation Portfolio Class 3          2.17%              3           (16)     --       --          (13)
SAST American Funds Asset Allocation Portfolio Class 3          2.30%         12,015          (203)     --       --       11,812
SunAmerica Cash Management Portfolio - Class 1                  1.52%      2,308,152    (2,544,951)  1,441   (6,667)    (242,025)
SunAmerica Cash Management Portfolio - Class 1                  1.77%        125,918      (133,050)     --       --       (7,132)
SAST Cash Management Portfolio Class 2                          1.52%        596,038      (745,910)     --     (446)    (150,318)
SAST Cash Management Portfolio Class 2                          1.72%            217       (19,127)     --       --      (18,910)
SAST Cash Management Portfolio Class 2                          1.77%         83,369       (51,245)     --       --       32,124
SAST Cash Management Portfolio Class 2                          1.97%            192           (98)     --       --           94
SAST Cash Management Portfolio Class 3                          1.15%      1,088,426      (889,122)     --     (241)     199,063
SAST Cash Management Portfolio Class 3                          1.30%      4,772,379    (4,279,265)     --       --      493,114
SAST Cash Management Portfolio Class 3                          1.40%        142,485      (204,181)     --       --      (61,696)
SAST Cash Management Portfolio Class 3                          1.52%      7,236,211    (8,600,025)  9,469   (4,531)  (1,358,876)
SAST Cash Management Portfolio Class 3                          1.55%      1,092,707      (903,652)     --       --      189,055
SAST Cash Management Portfolio Class 3                          1.65%      4,091,644    (3,189,346)     --       --      902,298
SAST Cash Management Portfolio Class 3                          1.72%      1,843,663    (1,926,775)     --       --      (83,112)
SAST Cash Management Portfolio Class 3                          1.77%      1,304,932    (1,567,920)     --       --     (262,988)
SAST Cash Management Portfolio Class 3                          1.80%        174,301      (122,201)     --       --       52,100
SAST Cash Management Portfolio Class 3                          1.90%      2,682,391    (2,525,937)     --       --      156,454
SAST Cash Management Portfolio Class 3                          1.95%        166,503      (174,447)     --       --       (7,944)
SAST Cash Management Portfolio Class 3                          1.97%        269,431      (276,478)     --       --       (7,047)
SAST Cash Management Portfolio Class 3                          2.02%          9,362       (16,398)     --       --       (7,036)
SAST Cash Management Portfolio Class 3                          2.05%             --           (28)     --       --          (28)
SAST Cash Management Portfolio Class 3                          2.15%        306,208      (166,135)     --       --      140,073
SAST Cash Management Portfolio Class 3                          2.17%            105          (302)     --       --         (197)
SAST Cash Management Portfolio Class 3                          2.30%         80,838       (86,061)     --       --       (5,223)
SunAmerica Corporate Bond Portfolio - Class 1                   1.52%        153,747      (787,032)     --   (2,482)    (635,767)
SunAmerica Corporate Bond Portfolio - Class 1                   1.77%          9,223       (18,379)     --       --       (9,156)
SAST Corporate Bond Portfolio Class 2                           1.52%         62,857      (224,697)  2,432   (3,563)    (162,971)
SAST Corporate Bond Portfolio Class 2                           1.72%          1,837        (1,737)     --       --          100
SAST Corporate Bond Portfolio Class 2                           1.77%         46,805       (65,431)     --       --      (18,626)
SAST Corporate Bond Portfolio Class 2                           1.97%          1,477        (2,860)     --       --       (1,383)
SAST Corporate Bond Portfolio Class 3                           1.15%        327,467      (129,783)     --   (1,409)     196,275
SAST Corporate Bond Portfolio Class 3                           1.30%      1,704,974      (737,001)     --       --      967,973
SAST Corporate Bond Portfolio Class 3                           1.40%        134,499       (36,429)     --       --       98,070
SAST Corporate Bond Portfolio Class 3                           1.52%      1,565,378    (2,107,448)    238     (188)    (542,020)
SAST Corporate Bond Portfolio Class 3                           1.55%        627,912      (271,978)     --       --      355,934
SAST Corporate Bond Portfolio Class 3                           1.65%      1,054,594      (573,847)     --      (66)     480,681
SAST Corporate Bond Portfolio Class 3                           1.72%        182,899      (458,086)     --       --     (275,187)
SAST Corporate Bond Portfolio Class 3                           1.77%        556,967      (646,623)     --       --      (89,656)
SAST Corporate Bond Portfolio Class 3                           1.80%         71,471       (17,535)     --       --       53,936
SAST Corporate Bond Portfolio Class 3                           1.90%        731,099      (413,309)     --       --      317,790
SAST Corporate Bond Portfolio Class 3                           1.95%         11,495       (12,133)     --       --         (638)
SAST Corporate Bond Portfolio Class 3                           1.97%         62,065      (102,808)     --       --      (40,743)
SAST Corporate Bond Portfolio Class 3                           2.02%         43,901       (60,041)     --       --      (16,140)
SAST Corporate Bond Portfolio Class 3                           2.05%             36            (9)     --       --           27
SAST Corporate Bond Portfolio Class 3                           2.15%         74,016       (31,694)     --       --       42,322
SAST Corporate Bond Portfolio Class 3                           2.17%          4,931        (2,285)     --       --        2,646
SAST Corporate Bond Portfolio Class 3                           2.30%          5,661        (7,060)     --       --       (1,399)
SunAmerica Global Bond Portfolio - Class 1                      1.52%         94,872      (373,701)     --     (761)    (279,590)
SunAmerica Global Bond Portfolio - Class 1                      1.77%          1,568        (8,372)     --       --       (6,804)
SAST Global Bond Portfolio Class 2                              1.52%         35,942       (92,748)     --       --      (56,806)
SAST Global Bond Portfolio Class 2                              1.72%            999        (1,795)     --       --         (796)
SAST Global Bond Portfolio Class 2                              1.77%         15,494       (15,566)     --       --          (72)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2013.

                                                           Contracts with              Accumulation Annuity Annuity
                                                              a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                                 Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                               -------------- ------------ ------------ ------- -------- ------------
SAST Global Bond Portfolio Class 2                              1.97%            182            (4)     --       --         178
SAST Global Bond Portfolio Class 3                              1.15%        282,830       (98,654)    927       --     185,103
SAST Global Bond Portfolio Class 3                              1.30%        989,704      (327,415)     --       --     662,289
SAST Global Bond Portfolio Class 3                              1.40%        123,343       (26,409)     --       --      96,934
SAST Global Bond Portfolio Class 3                              1.52%        699,051      (853,485)  1,289       --    (153,145)
SAST Global Bond Portfolio Class 3                              1.55%        496,717      (148,345)     --       --     348,372
SAST Global Bond Portfolio Class 3                              1.65%        738,753      (347,461)     --       --     391,292
SAST Global Bond Portfolio Class 3                              1.72%         64,375      (128,273)     --       --     (63,898)
SAST Global Bond Portfolio Class 3                              1.77%        234,527      (283,852)     --       --     (49,325)
SAST Global Bond Portfolio Class 3                              1.80%         74,899        (9,215)     --       --      65,684
SAST Global Bond Portfolio Class 3                              1.90%        402,251      (201,761)     --       --     200,490
SAST Global Bond Portfolio Class 3                              1.95%          5,469        (7,093)     --       --      (1,624)
SAST Global Bond Portfolio Class 3                              1.97%          4,211       (30,190)     --       --     (25,979)
SAST Global Bond Portfolio Class 3                              2.02%          4,569        (9,962)     --       --      (5,393)
SAST Global Bond Portfolio Class 3                              2.05%            349           (57)     --       --         292
SAST Global Bond Portfolio Class 3                              2.15%         65,735       (37,327)     --       --      28,408
SAST Global Bond Portfolio Class 3                              2.17%          2,920        (2,210)     --       --         710
SAST Global Bond Portfolio Class 3                              2.30%          2,697        (4,075)     --       --      (1,378)
SunAmerica High-Yield Bond Portfolio - Class 1                  1.52%        521,457      (943,044)     --     (894)   (422,481)
SunAmerica High-Yield Bond Portfolio - Class 1                  1.77%         10,735       (18,245)     --       --      (7,510)
SAST High-Yield Bond Portfolio Class 2                          1.52%         38,287      (116,362)     --     (255)    (78,330)
SAST High-Yield Bond Portfolio Class 2                          1.72%          1,650        (2,102)     --       --        (452)
SAST High-Yield Bond Portfolio Class 2                          1.77%          6,154       (16,597)     --       --     (10,443)
SAST High-Yield Bond Portfolio Class 2                          1.97%             47        (2,900)     --       --      (2,853)
SAST High-Yield Bond Portfolio Class 3                          1.15%         93,879       (49,508)     --     (170)     44,201
SAST High-Yield Bond Portfolio Class 3                          1.30%      1,240,061      (791,622)     --       --     448,439
SAST High-Yield Bond Portfolio Class 3                          1.40%         32,876       (28,854)     --       --       4,022
SAST High-Yield Bond Portfolio Class 3                          1.52%      1,067,225    (1,370,426)    364       --    (302,837)
SAST High-Yield Bond Portfolio Class 3                          1.55%        242,414       (92,388)     --       --     150,026
SAST High-Yield Bond Portfolio Class 3                          1.65%        412,171      (328,717)     --       --      83,454
SAST High-Yield Bond Portfolio Class 3                          1.72%         89,730      (172,198)     --       --     (82,468)
SAST High-Yield Bond Portfolio Class 3                          1.77%        149,509      (274,879)     --       --    (125,370)
SAST High-Yield Bond Portfolio Class 3                          1.80%         19,145        (4,295)     --       --      14,850
SAST High-Yield Bond Portfolio Class 3                          1.90%        369,662      (320,456)     --       --      49,206
SAST High-Yield Bond Portfolio Class 3                          1.95%         35,388       (31,866)     --       --       3,522
SAST High-Yield Bond Portfolio Class 3                          1.97%         14,164       (23,041)     --       --      (8,877)
SAST High-Yield Bond Portfolio Class 3                          2.02%         10,092       (11,968)     --       --      (1,876)
SAST High-Yield Bond Portfolio Class 3                          2.05%             --           (15)     --       --         (15)
SAST High-Yield Bond Portfolio Class 3                          2.15%         17,446        (4,678)     --       --      12,768
SAST High-Yield Bond Portfolio Class 3                          2.17%          1,581        (1,073)     --       --         508
SAST High-Yield Bond Portfolio Class 3                          2.30%            895        (3,563)     --       --      (2,668)
Anchor Series Trust Asset Allocation Portfolio - Class 1        1.52%        117,770      (644,032)     --   (7,533)   (533,795)
Anchor Series Trust Asset Allocation Portfolio - Class 1        1.77%          1,617        (5,237)     --       --      (3,620)
AST Asset Allocation Portfolio Class 2                          1.52%         16,941       (55,803)     --      (85)    (38,947)
AST Asset Allocation Portfolio Class 2                          1.72%          1,401        (3,959)     --       --      (2,558)
AST Asset Allocation Portfolio Class 2                          1.77%            349       (10,654)     --       --     (10,305)
AST Asset Allocation Portfolio Class 2                          1.97%             75          (115)     --       --         (40)
AST Asset Allocation Portfolio Class 3                          1.15%         75,683       (56,591)     --     (327)     18,765
AST Asset Allocation Portfolio Class 3                          1.30%         56,628       (25,162)     --       --      31,466
AST Asset Allocation Portfolio Class 3                          1.40%          8,476          (616)     --       --       7,860
AST Asset Allocation Portfolio Class 3                          1.52%         34,617       (63,098)    204   (1,359)    (29,636)
AST Asset Allocation Portfolio Class 3                          1.55%         45,604       (41,737)     --       --       3,867
AST Asset Allocation Portfolio Class 3                          1.65%         50,718       (23,321)     --       --      27,397
AST Asset Allocation Portfolio Class 3                          1.72%         51,430       (64,254)     --       --     (12,824)
AST Asset Allocation Portfolio Class 3                          1.77%          8,448       (15,665)     --       --      (7,217)
AST Asset Allocation Portfolio Class 3                          1.80%          8,128          (850)     --       --       7,278
AST Asset Allocation Portfolio Class 3                          1.90%         24,772        (7,141)     --       --      17,631
AST Asset Allocation Portfolio Class 3                          1.95%             --           (12)     --       --         (12)
AST Asset Allocation Portfolio Class 3                          1.97%          5,057        (5,538)     --       --        (481)
AST Asset Allocation Portfolio Class 3                          2.02%             24           (27)     --       --          (3)
AST Asset Allocation Portfolio Class 3                          2.05%             12           (96)     --       --         (84)
AST Asset Allocation Portfolio Class 3                          2.15%              3           (27)     --       --         (24)
AST Asset Allocation Portfolio Class 3                          2.17%             13            (9)     --       --           4
AST Asset Allocation Portfolio Class 3                          2.30%             56           (32)     --       --          24

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2013.

                                                           Contracts with              Accumulation Annuity Annuity
                                                              a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                                 Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                               -------------- ------------ ------------ ------- -------- ------------
SunAmerica Growth-Income Portfolio - Class 1                    1.52%        87,897      (597,019)   1,911   (4,120)   (511,331)
SunAmerica Growth-Income Portfolio - Class 1                    1.77%         2,083        (4,465)      --       --      (2,382)
SAST Growth-Income Portfolio Class 2                            1.52%        14,888       (38,018)   1,012       --     (22,118)
SAST Growth-Income Portfolio Class 2                            1.72%             7        (1,207)      --       --      (1,200)
SAST Growth-Income Portfolio Class 2                            1.77%         2,724        (9,891)      --       --      (7,167)
SAST Growth-Income Portfolio Class 2                            1.97%            25          (406)      --       --        (381)
SAST Growth-Income Portfolio Class 3                            1.15%       125,430       (88,315)     495       --      37,610
SAST Growth-Income Portfolio Class 3                            1.30%       393,421      (361,114)      --       --      32,307
SAST Growth-Income Portfolio Class 3                            1.40%        23,216       (17,240)      --       --       5,976
SAST Growth-Income Portfolio Class 3                            1.52%       253,999      (192,132)      --       --      61,867
SAST Growth-Income Portfolio Class 3                            1.55%       182,040      (160,081)      --       --      21,959
SAST Growth-Income Portfolio Class 3                            1.65%       248,350      (303,010)      --       --     (54,660)
SAST Growth-Income Portfolio Class 3                            1.72%        20,408       (22,419)      --       --      (2,011)
SAST Growth-Income Portfolio Class 3                            1.77%        78,331       (48,255)      --       --      30,076
SAST Growth-Income Portfolio Class 3                            1.80%        25,589       (21,129)      --       --       4,460
SAST Growth-Income Portfolio Class 3                            1.90%       205,890      (159,728)      --       --      46,162
SAST Growth-Income Portfolio Class 3                            1.95%         4,844        (6,881)      --       --      (2,037)
SAST Growth-Income Portfolio Class 3                            1.97%           240        (1,453)      --       --      (1,213)
SAST Growth-Income Portfolio Class 3                            2.02%         1,893        (1,125)      --       --         768
SAST Growth-Income Portfolio Class 3                            2.05%            --           (29)      --       --         (29)
SAST Growth-Income Portfolio Class 3                            2.15%        40,916        (8,590)      --       --      32,326
SAST Growth-Income Portfolio Class 3                            2.17%            10           (82)      --       --         (72)
SAST Growth-Income Portfolio Class 3                            2.30%           780        (2,272)      --       --      (1,492)
SunAmerica Global Equities Portfolio - Class 1                  1.52%        38,495      (310,291)      --     (957)   (272,753)
SunAmerica Global Equities Portfolio - Class 1                  1.77%         1,989        (1,218)      --       --         771
SAST Global Equities Portfolio Class 2                          1.40%           585       (16,625)      --       --     (16,040)
SAST Global Equities Portfolio Class 2                          1.52%         8,798       (30,165)     160       --     (21,207)
SAST Global Equities Portfolio Class 2                          1.55%           363        (3,625)      --       --      (3,262)
SAST Global Equities Portfolio Class 2                          1.70%            30          (117)      --       --         (87)
SAST Global Equities Portfolio Class 2                          1.72%            27          (963)      --       --        (936)
SAST Global Equities Portfolio Class 2                          1.77%            51        (4,893)      --       --      (4,842)
SAST Global Equities Portfolio Class 2                          1.80%            --            (5)      --       --          (5)
SAST Global Equities Portfolio Class 2                          1.95%            --            (4)      --       --          (4)
SAST Global Equities Portfolio Class 2                          1.97%             1           (21)      --       --         (20)
SAST Global Equities Portfolio Class 3                          1.15%        37,190       (19,361)     179       --      18,008
SAST Global Equities Portfolio Class 3                          1.30%        42,996       (62,589)      --       --     (19,593)
SAST Global Equities Portfolio Class 3                          1.40%         7,286        (4,817)      --       --       2,469
SAST Global Equities Portfolio Class 3                          1.52%        73,271      (123,342)      --       (8)    (50,079)
SAST Global Equities Portfolio Class 3                          1.55%        38,642       (32,505)      --       --       6,137
SAST Global Equities Portfolio Class 3                          1.65%        48,447       (60,020)      --       --     (11,573)
SAST Global Equities Portfolio Class 3                          1.72%         6,403       (23,071)      --       --     (16,668)
SAST Global Equities Portfolio Class 3                          1.77%        69,093       (31,631)      --       --      37,462
SAST Global Equities Portfolio Class 3                          1.80%         4,977          (557)      --       --       4,420
SAST Global Equities Portfolio Class 3                          1.90%        43,399       (21,330)      --       --      22,069
SAST Global Equities Portfolio Class 3                          1.95%             1            (2)      --       --          (1)
SAST Global Equities Portfolio Class 3                          1.97%           671        (1,496)      --       --        (825)
SAST Global Equities Portfolio Class 3                          2.02%            30        (1,624)      --       --      (1,594)
SAST Global Equities Portfolio Class 3                          2.05%            58            --       --       --          58
SAST Global Equities Portfolio Class 3                          2.15%        18,680          (768)      --       --      17,912
SAST Global Equities Portfolio Class 3                          2.17%            --          (142)      --       --        (142)
SAST Global Equities Portfolio Class 3                          2.30%           233        (3,464)      --       --      (3,231)
SunAmerica Alliance Growth Portfolio - Class 1                  1.52%        80,172      (712,703)      --   (4,344)   (636,875)
SunAmerica Alliance Growth Portfolio - Class 1                  1.77%           288        (4,574)      --       --      (4,286)
SAST Alliance Growth Portfolio Class 2                          1.40%           285        (8,638)      --       (1)     (8,354)
SAST Alliance Growth Portfolio Class 2                          1.52%         3,944      (111,631)      21      (12)   (107,678)
SAST Alliance Growth Portfolio Class 2                          1.55%            17        (6,030)      --       --      (6,013)
SAST Alliance Growth Portfolio Class 2                          1.70%            59          (439)      --       --        (380)
SAST Alliance Growth Portfolio Class 2                          1.72%             6          (771)      --       --        (765)
SAST Alliance Growth Portfolio Class 2                          1.77%           898       (13,571)      --       --     (12,673)
SAST Alliance Growth Portfolio Class 2                          1.80%            --            (5)      --       --          (5)
SAST Alliance Growth Portfolio Class 2                          1.95%            --           (72)      --       --         (72)
SAST Alliance Growth Portfolio Class 2                          1.97%           197          (228)      --       --         (31)
SAST Alliance Growth Portfolio Class 3                          1.15%        56,821       (40,878)      --     (188)     15,755
SAST Alliance Growth Portfolio Class 3                          1.30%        71,196       (93,475)      --       --     (22,279)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2013.

                                                           Contracts with              Accumulation Annuity Annuity
                                                              a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                                 Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                               -------------- ------------ ------------ ------- -------- ------------
SAST Alliance Growth Portfolio Class 3                          1.40%          37,079       (8,812)     --       --       28,267
SAST Alliance Growth Portfolio Class 3                          1.52%          41,994     (479,519)    555       --     (436,970)
SAST Alliance Growth Portfolio Class 3                          1.55%          34,995      (36,538)     --       --       (1,543)
SAST Alliance Growth Portfolio Class 3                          1.65%          98,632      (46,754)    155       --       52,033
SAST Alliance Growth Portfolio Class 3                          1.72%           5,088     (140,688)     --       --     (135,600)
SAST Alliance Growth Portfolio Class 3                          1.77%          11,235      (49,860)     --       --      (38,625)
SAST Alliance Growth Portfolio Class 3                          1.80%           1,220       (3,424)     --       --       (2,204)
SAST Alliance Growth Portfolio Class 3                          1.90%          18,205       (7,825)     --       --       10,380
SAST Alliance Growth Portfolio Class 3                          1.95%             185         (115)     --       --           70
SAST Alliance Growth Portfolio Class 3                          1.97%           1,254       (8,105)     --       --       (6,851)
SAST Alliance Growth Portfolio Class 3                          2.02%           1,422         (218)     --       --        1,204
SAST Alliance Growth Portfolio Class 3                          2.05%              --          (10)     --       --          (10)
SAST Alliance Growth Portfolio Class 3                          2.15%          10,174       (1,465)     --       --        8,709
SAST Alliance Growth Portfolio Class 3                          2.17%             172         (250)     --       --          (78)
SAST Alliance Growth Portfolio Class 3                          2.30%             381          (15)     --       --          366
SunAmerica MFS Massachusetts Investors Trust Portfolio -
  Class 1                                                       1.52%          90,569     (306,184)    172      (90)    (215,533)
SunAmerica MFS Massachusetts Investors Trust Portfolio -
  Class 1                                                       1.77%           2,756       (4,192)     --       --       (1,436)
SAST MFS Massachusetts Investors Trust Portfolio Class 2        1.52%          15,101      (76,001)     47       --      (60,853)
SAST MFS Massachusetts Investors Trust Portfolio Class 2        1.72%           1,355         (387)     --       --          968
SAST MFS Massachusetts Investors Trust Portfolio Class 2        1.77%           2,214       (7,397)     --       --       (5,183)
SAST MFS Massachusetts Investors Trust Portfolio Class 2        1.97%             416          (88)     --       --          328
SAST MFS Massachusetts Investors Trust Portfolio Class 3        1.15%         122,327     (109,212)      8       --       13,123
SAST MFS Massachusetts Investors Trust Portfolio Class 3        1.30%         423,932     (628,635)     --       --     (204,703)
SAST MFS Massachusetts Investors Trust Portfolio Class 3        1.40%          42,560      (31,603)     --       --       10,957
SAST MFS Massachusetts Investors Trust Portfolio Class 3        1.52%         254,488     (867,351)    888       --     (611,975)
SAST MFS Massachusetts Investors Trust Portfolio Class 3        1.55%         207,921     (278,562)     --       --      (70,641)
SAST MFS Massachusetts Investors Trust Portfolio Class 3        1.65%         280,102     (403,840)     --       --     (123,738)
SAST MFS Massachusetts Investors Trust Portfolio Class 3        1.72%          23,244      (45,048)     --       --      (21,804)
SAST MFS Massachusetts Investors Trust Portfolio Class 3        1.77%          75,299     (278,872)     --       --     (203,573)
SAST MFS Massachusetts Investors Trust Portfolio Class 3        1.80%          22,521      (19,175)     --       --        3,346
SAST MFS Massachusetts Investors Trust Portfolio Class 3        1.90%         180,949     (246,035)     --       --      (65,086)
SAST MFS Massachusetts Investors Trust Portfolio Class 3        1.95%           5,587      (12,133)     --       --       (6,546)
SAST MFS Massachusetts Investors Trust Portfolio Class 3        1.97%           1,430       (2,807)     --       --       (1,377)
SAST MFS Massachusetts Investors Trust Portfolio Class 3        2.02%           1,144       (4,336)     --       --       (3,192)
SAST MFS Massachusetts Investors Trust Portfolio Class 3        2.05%              --          (48)     --       --          (48)
SAST MFS Massachusetts Investors Trust Portfolio Class 3        2.15%          21,916       (6,957)     --       --       14,959
SAST MFS Massachusetts Investors Trust Portfolio Class 3        2.17%           1,276       (2,700)     --       --       (1,424)
SAST MFS Massachusetts Investors Trust Portfolio Class 3        2.30%             976       (8,136)     --       --       (7,160)
SunAmerica Fundamental Growth Portfolio - Class 1               1.52%          65,691     (318,420)     --   (1,308)    (254,037)
SunAmerica Fundamental Growth Portfolio - Class 1               1.77%             476       (7,332)     --       --       (6,856)
SAST Fundamental Growth Portfolio Class 2                       1.52%          11,152      (23,969)     --       --      (12,817)
SAST Fundamental Growth Portfolio Class 2                       1.72%               1         (618)     --       --         (617)
SAST Fundamental Growth Portfolio Class 2                       1.77%           2,850       (4,061)     --       --       (1,211)
SAST Fundamental Growth Portfolio Class 2                       1.97%              31         (217)     --       --         (186)
SAST Fundamental Growth Portfolio Class 3                       1.15%          35,211      (29,831)     --     (190)       5,190
SAST Fundamental Growth Portfolio Class 3                       1.30%          16,206      (60,615)     --       --      (44,409)
SAST Fundamental Growth Portfolio Class 3                       1.40%           6,092      (14,037)     --       --       (7,945)
SAST Fundamental Growth Portfolio Class 3                       1.52%          57,070     (497,752)     --      (21)    (440,703)
SAST Fundamental Growth Portfolio Class 3                       1.55%          20,956      (12,041)     --       --        8,915
SAST Fundamental Growth Portfolio Class 3                       1.65%          32,646      (50,836)     --      (58)     (18,248)
SAST Fundamental Growth Portfolio Class 3                       1.72%           2,343      (46,662)     --       --      (44,319)
SAST Fundamental Growth Portfolio Class 3                       1.77%          11,601     (200,324)     --       --     (188,723)
SAST Fundamental Growth Portfolio Class 3                       1.80%           1,395       (2,127)     --       --         (732)
SAST Fundamental Growth Portfolio Class 3                       1.90%          17,728      (78,744)     --       --      (61,016)
SAST Fundamental Growth Portfolio Class 3                       1.95%           2,510       (6,597)     --       --       (4,087)
SAST Fundamental Growth Portfolio Class 3                       1.97%               1         (958)     --       --         (957)
SAST Fundamental Growth Portfolio Class 3                       2.02%               5       (3,117)     --       --       (3,112)
SAST Fundamental Growth Portfolio Class 3                       2.05%              --          (15)     --       --          (15)
SAST Fundamental Growth Portfolio Class 3                       2.15%           1,496          (64)     --       --        1,432
SAST Fundamental Growth Portfolio Class 3                       2.17%              --         (326)     --       --         (326)
SAST Fundamental Growth Portfolio Class 3                       2.30%           7,423       (7,498)     --       --          (75)
SAST Dynamic Allocation Portfolio Class 3                       1.15%      20,344,899   (1,067,193)  3,265       --   19,280,971
SAST Dynamic Allocation Portfolio Class 3                       1.30%      95,468,041   (5,580,687)     --       --   89,887,354
SAST Dynamic Allocation Portfolio Class 3                       1.40%       4,682,094     (234,629)     --       --    4,447,465

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2013.

                                                           Contracts with              Accumulation Annuity Annuity
                                                              a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                                 Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                               -------------- ------------ ------------ ------- -------- ------------
SAST Dynamic Allocation Portfolio Class 3                       1.52%       4,831,717     (414,206)     --       --    4,417,511
SAST Dynamic Allocation Portfolio Class 3                       1.55%      32,360,413   (1,918,448)     --       --   30,441,965
SAST Dynamic Allocation Portfolio Class 3                       1.65%      66,401,907   (4,715,228)     --       --   61,686,679
SAST Dynamic Allocation Portfolio Class 3                       1.72%          70,009         (961)     --       --       69,048
SAST Dynamic Allocation Portfolio Class 3                       1.77%       1,390,215      (74,394)     --       --    1,315,821
SAST Dynamic Allocation Portfolio Class 3                       1.80%       3,804,475     (136,946)     --       --    3,667,529
SAST Dynamic Allocation Portfolio Class 3                       1.90%      24,968,704   (1,942,882)     --       --   23,025,822
SAST Dynamic Allocation Portfolio Class 3                       1.95%          31,541       (1,176)     --       --       30,365
SAST Dynamic Allocation Portfolio Class 3                       2.02%          26,747         (348)     --       --       26,399
SAST Dynamic Allocation Portfolio Class 3                       2.05%              --          (10)     --       --          (10)
SAST Dynamic Allocation Portfolio Class 3                       2.15%       2,312,125     (521,052)     --       --    1,791,073
SAST Dynamic Allocation Portfolio Class 3                       2.17%              --          (10)     --       --          (10)
SAST Dynamic Allocation Portfolio Class 3                       2.30%               4       (1,675)     --       --       (1,671)
SunAmerica International Diversified Equities Portfolio -
  Class 1                                                       1.52%         121,952     (474,793)     --   (4,647)    (357,488)
SunAmerica International Diversified Equities Portfolio -
  Class 1                                                       1.77%           3,253       (5,376)     --       --       (2,123)
SAST International Diversified Equities Portfolio Class 2       1.52%          48,976     (300,388)    280       --     (251,132)
SAST International Diversified Equities Portfolio Class 2       1.72%             143       (1,972)     --       --       (1,829)
SAST International Diversified Equities Portfolio Class 2       1.77%           4,335      (24,659)     --       --      (20,324)
SAST International Diversified Equities Portfolio Class 2       1.97%              30         (223)     --       --         (193)
SAST International Diversified Equities Portfolio Class 3       1.15%         135,340      (55,995)     --       --       79,345
SAST International Diversified Equities Portfolio Class 3       1.30%         157,257      (67,457)     --       --       89,800
SAST International Diversified Equities Portfolio Class 3       1.40%          20,023      (14,380)     --       --        5,643
SAST International Diversified Equities Portfolio Class 3       1.52%         480,021   (1,727,818)  2,669       --   (1,245,128)
SAST International Diversified Equities Portfolio Class 3       1.55%          68,359      (68,099)     --       --          260
SAST International Diversified Equities Portfolio Class 3       1.65%         120,807      (74,781)     --      (32)      45,994
SAST International Diversified Equities Portfolio Class 3       1.72%          61,723     (352,620)     --       --     (290,897)
SAST International Diversified Equities Portfolio Class 3       1.77%         124,058     (338,339)     --       --     (214,281)
SAST International Diversified Equities Portfolio Class 3       1.80%           9,401       (1,902)     --       --        7,499
SAST International Diversified Equities Portfolio Class 3       1.90%         116,210      (77,691)     --       --       38,519
SAST International Diversified Equities Portfolio Class 3       1.95%           2,056       (1,217)     --       --          839
SAST International Diversified Equities Portfolio Class 3       1.97%           8,747      (26,261)     --       --      (17,514)
SAST International Diversified Equities Portfolio Class 3       2.02%           2,456       (4,092)     --       --       (1,636)
SAST International Diversified Equities Portfolio Class 3       2.05%              --          (10)     --       --          (10)
SAST International Diversified Equities Portfolio Class 3       2.15%           6,798       (5,823)     --       --          975
SAST International Diversified Equities Portfolio Class 3       2.17%           1,127         (317)     --       --          810
SAST International Diversified Equities Portfolio Class 3       2.30%              48         (363)     --       --         (315)
SunAmerica Davis Venture Value Portfolio - Class 1              1.52%         110,702   (1,467,223)     --   (6,310)  (1,362,831)
SunAmerica Davis Venture Value Portfolio - Class 1              1.77%           2,371      (22,464)     --       --      (20,093)
SAST Davis Venture Value Portfolio Class 2                      1.40%              56      (13,849)     --       --      (13,793)
SAST Davis Venture Value Portfolio Class 2                      1.52%          25,360     (287,884)  1,171       (8)    (261,361)
SAST Davis Venture Value Portfolio Class 2                      1.55%             361         (799)     --       --         (438)
SAST Davis Venture Value Portfolio Class 2                      1.72%           1,437       (3,627)     --       --       (2,190)
SAST Davis Venture Value Portfolio Class 2                      1.77%           1,644      (34,918)     --       --      (33,274)
SAST Davis Venture Value Portfolio Class 2                      1.80%              --          (94)     --       --          (94)
SAST Davis Venture Value Portfolio Class 2                      1.97%           1,194         (355)     --       --          839
SAST Davis Venture Value Portfolio Class 3                      1.15%         219,305     (278,746)     --     (252)     (59,693)
SAST Davis Venture Value Portfolio Class 3                      1.30%         450,236     (733,875)     --       --     (283,639)
SAST Davis Venture Value Portfolio Class 3                      1.40%          41,222      (60,187)     --       --      (18,965)
SAST Davis Venture Value Portfolio Class 3                      1.52%         180,864   (1,715,166)  1,145       --   (1,533,157)
SAST Davis Venture Value Portfolio Class 3                      1.55%         241,493     (349,761)     --       --     (108,268)
SAST Davis Venture Value Portfolio Class 3                      1.65%         260,793     (495,675)     --       --     (234,882)
SAST Davis Venture Value Portfolio Class 3                      1.72%          43,805     (368,593)     --       --     (324,788)
SAST Davis Venture Value Portfolio Class 3                      1.77%          44,070     (398,705)     --       --     (354,635)
SAST Davis Venture Value Portfolio Class 3                      1.80%          23,452      (25,132)     --       --       (1,680)
SAST Davis Venture Value Portfolio Class 3                      1.90%         170,571     (397,788)     --       --     (227,217)
SAST Davis Venture Value Portfolio Class 3                      1.95%           8,611      (21,064)     --       --      (12,453)
SAST Davis Venture Value Portfolio Class 3                      1.97%           3,201      (31,957)     --       --      (28,756)
SAST Davis Venture Value Portfolio Class 3                      2.02%           1,074      (22,657)     --       --      (21,583)
SAST Davis Venture Value Portfolio Class 3                      2.05%              69         (212)     --       --         (143)
SAST Davis Venture Value Portfolio Class 3                      2.15%          11,388       (6,576)     --       --        4,812
SAST Davis Venture Value Portfolio Class 3                      2.17%             847       (2,069)     --       --       (1,222)
SAST Davis Venture Value Portfolio Class 3                      2.30%           1,049      (16,289)     --       --      (15,240)
SunAmerica MFS Total Return Portfolio - Class 1                 1.52%         164,163     (762,426)    328   (2,203)    (600,138)
SunAmerica MFS Total Return Portfolio - Class 1                 1.77%           5,149      (33,239)     --       --      (28,090)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2013.

                                                           Contracts with              Accumulation Annuity Annuity
                                                              a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                                 Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                               -------------- ------------ ------------ ------- -------- ------------
SAST MFS Total Return Portfolio Class 2                         1.52%         36,740      (230,128)     13     (116)   (193,491)
SAST MFS Total Return Portfolio Class 2                         1.72%            400        (2,557)     --       --      (2,157)
SAST MFS Total Return Portfolio Class 2                         1.77%          4,351       (58,218)     --       --     (53,867)
SAST MFS Total Return Portfolio Class 2                         1.97%            191        (1,098)     --       --        (907)
SAST MFS Total Return Portfolio Class 3                         1.15%         78,513       (59,736)    414       --      19,191
SAST MFS Total Return Portfolio Class 3                         1.30%        195,901       (95,566)     --       --     100,335
SAST MFS Total Return Portfolio Class 3                         1.40%         34,075       (12,788)     --       --      21,287
SAST MFS Total Return Portfolio Class 3                         1.52%        232,383      (726,836)  2,107       --    (492,346)
SAST MFS Total Return Portfolio Class 3                         1.55%        119,380       (66,948)     --       --      52,432
SAST MFS Total Return Portfolio Class 3                         1.65%        199,164      (137,555)     68       --      61,677
SAST MFS Total Return Portfolio Class 3                         1.72%         79,647      (210,221)     --       --    (130,574)
SAST MFS Total Return Portfolio Class 3                         1.77%         47,726      (124,374)     --       --     (76,648)
SAST MFS Total Return Portfolio Class 3                         1.80%          7,631        (9,343)     --       --      (1,712)
SAST MFS Total Return Portfolio Class 3                         1.90%         96,873      (105,262)     --       --      (8,389)
SAST MFS Total Return Portfolio Class 3                         1.95%          4,179        (1,149)     --       --       3,030
SAST MFS Total Return Portfolio Class 3                         1.97%         58,205       (27,576)     --       --      30,629
SAST MFS Total Return Portfolio Class 3                         2.02%         30,514        (7,657)     --       --      22,857
SAST MFS Total Return Portfolio Class 3                         2.05%             13           (73)     --       --         (60)
SAST MFS Total Return Portfolio Class 3                         2.15%         27,418       (16,069)     --       --      11,349
SAST MFS Total Return Portfolio Class 3                         2.17%            228        (1,456)     --       --      (1,228)
SAST MFS Total Return Portfolio Class 3                         2.30%          6,103          (291)     --       --       5,812
SunAmerica Total Return Bond Portfolio - Class 1                1.52%        267,555      (698,491)     --   (3,001)   (433,937)
SunAmerica Total Return Bond Portfolio - Class 1                1.77%          8,176       (13,590)     --       --      (5,414)
SAST Total Return Bond Portfolio Class 2                        1.52%         59,706      (215,124)     --     (375)   (155,793)
SAST Total Return Bond Portfolio Class 2                        1.77%         49,664       (64,296)     --       --     (14,632)
SAST Total Return Bond Portfolio Class 3                        1.15%        722,706      (444,044)  1,503       --     280,165
SAST Total Return Bond Portfolio Class 3                        1.30%      3,554,180    (1,463,865)     --       --   2,090,315
SAST Total Return Bond Portfolio Class 3                        1.40%        235,912       (58,979)     --       --     176,933
SAST Total Return Bond Portfolio Class 3                        1.52%      1,933,832    (2,189,111)     --       (2)   (255,281)
SAST Total Return Bond Portfolio Class 3                        1.55%      1,851,540      (735,598)     --       --   1,115,942
SAST Total Return Bond Portfolio Class 3                        1.65%      2,678,896    (1,524,546)     75       --   1,154,425
SAST Total Return Bond Portfolio Class 3                        1.72%         90,769      (108,367)     --       --     (17,598)
SAST Total Return Bond Portfolio Class 3                        1.77%        730,660      (757,442)     --       --     (26,782)
SAST Total Return Bond Portfolio Class 3                        1.80%        179,218       (85,105)     --       --      94,113
SAST Total Return Bond Portfolio Class 3                        1.90%      1,589,563    (1,008,220)     --       --     581,343
SAST Total Return Bond Portfolio Class 3                        1.95%         31,848       (29,896)     --       --       1,952
SAST Total Return Bond Portfolio Class 3                        1.97%         14,622        (9,519)     --       --       5,103
SAST Total Return Bond Portfolio Class 3                        2.02%         12,497       (16,208)     --       --      (3,711)
SAST Total Return Bond Portfolio Class 3                        2.05%             82           (52)     --       --          30
SAST Total Return Bond Portfolio Class 3                        2.15%        128,347      (197,637)     --       --     (69,290)
SAST Total Return Bond Portfolio Class 3                        2.17%         22,938       (20,249)     --       --       2,689
SAST Total Return Bond Portfolio Class 3                        2.30%         68,828      (130,920)     --       --     (62,092)
SunAmerica Telecom Utility Portfolio - Class 1                  1.52%         25,741      (120,775)     --   (1,630)    (96,664)
SunAmerica Telecom Utility Portfolio - Class 1                  1.77%          1,610        (1,695)     --       --         (85)
SAST Telecom Utility Portfolio Class 2                          1.52%          2,775       (31,185)     --       --     (28,410)
SAST Telecom Utility Portfolio Class 2                          1.77%          1,149        (7,663)     --       --      (6,514)
SAST Telecom Utility Portfolio Class 3                          1.15%         18,630       (30,004)     --       --     (11,374)
SAST Telecom Utility Portfolio Class 3                          1.30%         54,952       (36,738)     --       --      18,214
SAST Telecom Utility Portfolio Class 3                          1.40%         11,182          (875)     --       --      10,307
SAST Telecom Utility Portfolio Class 3                          1.52%        114,357      (178,113)     --       (7)    (63,763)
SAST Telecom Utility Portfolio Class 3                          1.55%         41,642       (20,475)     --       --      21,167
SAST Telecom Utility Portfolio Class 3                          1.65%         45,830       (35,925)     --       --       9,905
SAST Telecom Utility Portfolio Class 3                          1.72%         23,769       (34,019)     --       --     (10,250)
SAST Telecom Utility Portfolio Class 3                          1.77%         10,529       (54,906)     --       --     (44,377)
SAST Telecom Utility Portfolio Class 3                          1.80%          4,888          (718)     --       --       4,170
SAST Telecom Utility Portfolio Class 3                          1.90%         37,228       (20,171)     --       --      17,057
SAST Telecom Utility Portfolio Class 3                          1.95%             25          (884)     --       --        (859)
SAST Telecom Utility Portfolio Class 3                          1.97%          7,021        (2,806)     --       --       4,215
SAST Telecom Utility Portfolio Class 3                          2.02%              3        (1,426)     --       --      (1,423)
SAST Telecom Utility Portfolio Class 3                          2.05%             --           (21)     --       --         (21)
SAST Telecom Utility Portfolio Class 3                          2.15%          9,513        (1,509)     --       --       8,004
SAST Telecom Utility Portfolio Class 3                          2.17%             62          (123)     --       --         (61)
SAST Telecom Utility Portfolio Class 3                          2.30%          1,373          (106)     --       --       1,267
SunAmerica Equity Opportunities Portfolio - Class 1             1.52%         26,708      (204,239)     --   (1,507)   (179,038)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2013.

                                                           Contracts with              Accumulation Annuity Annuity
                                                              a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                                 Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                               -------------- ------------ ------------ ------- -------- ------------
SunAmerica Equity Opportunities Portfolio - Class 1             1.77%         1,092        (10,222)     --       --       (9,130)
SAST Equity Opportunities Portfolio Class 2                     1.52%         4,541        (43,949)     --     (332)     (39,740)
SAST Equity Opportunities Portfolio Class 2                     1.72%             1           (233)     --       --         (232)
SAST Equity Opportunities Portfolio Class 2                     1.77%           651         (9,797)     --       --       (9,146)
SAST Equity Opportunities Portfolio Class 2                     1.97%            19           (324)     --       --         (305)
SAST Equity Opportunities Portfolio Class 3                     1.15%        48,122        (10,036)     --     (104)      37,982
SAST Equity Opportunities Portfolio Class 3                     1.30%       205,575        (88,076)     --       --      117,499
SAST Equity Opportunities Portfolio Class 3                     1.40%        11,769         (3,480)     --       --        8,289
SAST Equity Opportunities Portfolio Class 3                     1.52%       201,671       (202,954)     --      (86)      (1,369)
SAST Equity Opportunities Portfolio Class 3                     1.55%        69,584        (24,353)     --       --       45,231
SAST Equity Opportunities Portfolio Class 3                     1.65%       106,270        (35,814)     --       --       70,456
SAST Equity Opportunities Portfolio Class 3                     1.72%        13,015        (62,409)     --       --      (49,394)
SAST Equity Opportunities Portfolio Class 3                     1.77%        60,239        (30,922)     --       --       29,317
SAST Equity Opportunities Portfolio Class 3                     1.80%         7,174         (2,088)     --       --        5,086
SAST Equity Opportunities Portfolio Class 3                     1.90%        91,940        (32,456)     --       --       59,484
SAST Equity Opportunities Portfolio Class 3                     1.95%         1,960            (78)     --       --        1,882
SAST Equity Opportunities Portfolio Class 3                     1.97%           565         (4,234)     --       --       (3,669)
SAST Equity Opportunities Portfolio Class 3                     2.02%         1,559           (723)     --       --          836
SAST Equity Opportunities Portfolio Class 3                     2.05%            --            (32)     --       --          (32)
SAST Equity Opportunities Portfolio Class 3                     2.15%         8,749           (732)     --       --        8,017
SAST Equity Opportunities Portfolio Class 3                     2.17%            --             (8)     --       --           (8)
SAST Equity Opportunities Portfolio Class 3                     2.30%           932            (22)     --       --          910
SunAmerica Aggressive Growth Portfolio - Class 1                1.52%       150,018       (264,880)     --   (2,073)    (116,935)
SunAmerica Aggressive Growth Portfolio - Class 1                1.77%         4,962         (2,650)     --       --        2,312
SAST Aggressive Growth Portfolio Class 2                        1.52%         8,591        (39,134)     --       --      (30,543)
SAST Aggressive Growth Portfolio Class 2                        1.72%            --           (177)     --       --         (177)
SAST Aggressive Growth Portfolio Class 2                        1.77%         1,801         (4,727)     --       --       (2,926)
SAST Aggressive Growth Portfolio Class 2                        1.97%            --           (272)     --       --         (272)
SAST Aggressive Growth Portfolio Class 3                        1.15%        23,705        (11,404)     --       --       12,301
SAST Aggressive Growth Portfolio Class 3                        1.30%       114,300       (136,558)     --       --      (22,258)
SAST Aggressive Growth Portfolio Class 3                        1.40%         2,678         (7,523)     --       --       (4,845)
SAST Aggressive Growth Portfolio Class 3                        1.52%       102,962       (269,868)     --       --     (166,906)
SAST Aggressive Growth Portfolio Class 3                        1.55%        56,797        (25,785)     --       --       31,012
SAST Aggressive Growth Portfolio Class 3                        1.65%        91,774        (53,022)     --       --       38,752
SAST Aggressive Growth Portfolio Class 3                        1.72%         9,958        (23,550)     --       --      (13,592)
SAST Aggressive Growth Portfolio Class 3                        1.77%        34,943        (42,031)     --       --       (7,088)
SAST Aggressive Growth Portfolio Class 3                        1.80%         8,611         (3,082)     --       --        5,529
SAST Aggressive Growth Portfolio Class 3                        1.90%        67,693        (49,129)     --       --       18,564
SAST Aggressive Growth Portfolio Class 3                        1.95%           605           (616)     --       --          (11)
SAST Aggressive Growth Portfolio Class 3                        1.97%           903           (183)     --       --          720
SAST Aggressive Growth Portfolio Class 3                        2.02%             1           (183)     --       --         (182)
SAST Aggressive Growth Portfolio Class 3                        2.05%            --            (30)     --       --          (30)
SAST Aggressive Growth Portfolio Class 3                        2.15%         3,365         (1,080)     --       --        2,285
SAST Aggressive Growth Portfolio Class 3                        2.17%            77           (643)     --       --         (566)
SAST Aggressive Growth Portfolio Class 3                        2.30%             1            (92)     --       --          (91)
SunAmerica International Growth and Income Portfolio -
  Class 1                                                       1.52%       113,335       (449,674)     --   (3,566)    (339,905)
SunAmerica International Growth and Income Portfolio -
  Class 1                                                       1.77%         1,745        (11,769)     --       --      (10,024)
SAST International Growth and Income Portfolio Class 2          1.52%        13,484        (94,615)    498       --      (80,633)
SAST International Growth and Income Portfolio Class 2          1.72%           139         (1,819)     --       --       (1,680)
SAST International Growth and Income Portfolio Class 2          1.77%         8,680        (24,054)     --       --      (15,374)
SAST International Growth and Income Portfolio Class 2          1.97%            93           (274)     --       --         (181)
SAST International Growth and Income Portfolio Class 3          1.15%        32,083        (69,031)     --     (523)     (37,471)
SAST International Growth and Income Portfolio Class 3          1.30%        59,234        (49,691)     --       --        9,543
SAST International Growth and Income Portfolio Class 3          1.40%        36,359        (18,926)     --       --       17,433
SAST International Growth and Income Portfolio Class 3          1.52%       386,219     (1,949,618)  1,433     (129)  (1,562,095)
SAST International Growth and Income Portfolio Class 3          1.55%        34,524        (48,387)     --       --      (13,863)
SAST International Growth and Income Portfolio Class 3          1.65%       104,591       (153,737)     --      (95)     (49,241)
SAST International Growth and Income Portfolio Class 3          1.72%        64,415       (232,463)     --       --     (168,048)
SAST International Growth and Income Portfolio Class 3          1.77%       120,992       (585,365)     --       --     (464,373)
SAST International Growth and Income Portfolio Class 3          1.80%         5,780        (10,943)     --       --       (5,163)
SAST International Growth and Income Portfolio Class 3          1.90%        60,285       (159,935)     --       --      (99,650)
SAST International Growth and Income Portfolio Class 3          1.95%         4,992           (463)     --       --        4,529
SAST International Growth and Income Portfolio Class 3          1.97%         3,019         (7,745)     --       --       (4,726)
SAST International Growth and Income Portfolio Class 3          2.02%         2,086        (11,573)     --       --       (9,487)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2013.

                                                           Contracts with              Accumulation Annuity Annuity
                                                              a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                                 Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                               -------------- ------------ ------------ ------- -------- ------------
SAST International Growth and Income Portfolio Class 3          2.05%              --          (13)     --      --           (13)
SAST International Growth and Income Portfolio Class 3          2.15%           1,469       (5,676)     --      --        (4,207)
SAST International Growth and Income Portfolio Class 3          2.17%              --         (583)     --      --          (583)
SAST International Growth and Income Portfolio Class 3          2.30%              --          (18)     --      --           (18)
SunAmerica Emerging Markets Portfolio - Class 1                 1.52%         121,787     (429,837)     64    (501)     (308,487)
SunAmerica Emerging Markets Portfolio - Class 1                 1.77%           4,682       (4,150)     --      --           532
SAST Emerging Markets Portfolio Class 2                         1.52%          39,610      (55,514)     --      --       (15,904)
SAST Emerging Markets Portfolio Class 2                         1.72%             290       (1,370)     --      --        (1,080)
SAST Emerging Markets Portfolio Class 2                         1.77%          12,726      (14,666)     --      --        (1,940)
SAST Emerging Markets Portfolio Class 2                         1.97%             217           --      --      --           217
SAST Emerging Markets Portfolio Class 3                         1.15%         124,342      (46,775)     33      --        77,600
SAST Emerging Markets Portfolio Class 3                         1.30%         390,420     (113,809)     --      --       276,611
SAST Emerging Markets Portfolio Class 3                         1.40%         116,187      (12,734)     --      --       103,453
SAST Emerging Markets Portfolio Class 3                         1.52%         753,653     (889,921)  1,453    (371)     (135,186)
SAST Emerging Markets Portfolio Class 3                         1.55%         208,056      (97,089)     --      --       110,967
SAST Emerging Markets Portfolio Class 3                         1.65%         339,863     (158,558)     --     (20)      181,285
SAST Emerging Markets Portfolio Class 3                         1.72%          73,443     (173,862)     --      --      (100,419)
SAST Emerging Markets Portfolio Class 3                         1.77%         249,779     (188,627)     --      --        61,152
SAST Emerging Markets Portfolio Class 3                         1.80%          17,854       (3,684)     --      --        14,170
SAST Emerging Markets Portfolio Class 3                         1.90%         227,579      (87,039)     --      --       140,540
SAST Emerging Markets Portfolio Class 3                         1.95%           5,057       (5,152)     --      --           (95)
SAST Emerging Markets Portfolio Class 3                         1.97%           3,445       (8,271)     --      --        (4,826)
SAST Emerging Markets Portfolio Class 3                         2.02%           6,425      (15,466)     --      --        (9,041)
SAST Emerging Markets Portfolio Class 3                         2.05%              24          (21)     --      --             3
SAST Emerging Markets Portfolio Class 3                         2.15%          16,827       (2,453)     --      --        14,374
SAST Emerging Markets Portfolio Class 3                         2.17%           2,051       (1,211)     --      --           840
SAST Emerging Markets Portfolio Class 3                         2.30%           1,310       (6,446)     --      --        (5,136)
SAST SunAmerica Dynamic Strategy Portfolio Class 3              1.15%      11,118,203     (261,507)     --      --    10,856,696
SAST SunAmerica Dynamic Strategy Portfolio Class 3              1.30%      61,530,236   (1,788,458)     --      --    59,741,778
SAST SunAmerica Dynamic Strategy Portfolio Class 3              1.40%       2,621,539      (42,867)     --      --     2,578,672
SAST SunAmerica Dynamic Strategy Portfolio Class 3              1.52%       5,065,751     (343,002)     --      --     4,722,749
SAST SunAmerica Dynamic Strategy Portfolio Class 3              1.55%      15,617,262     (351,282)     --      --    15,265,980
SAST SunAmerica Dynamic Strategy Portfolio Class 3              1.65%      43,485,467   (1,362,985)     --      --    42,122,482
SAST SunAmerica Dynamic Strategy Portfolio Class 3              1.72%          14,855         (544)     --      --        14,311
SAST SunAmerica Dynamic Strategy Portfolio Class 3              1.77%       1,448,057      (73,189)     --      --     1,374,868
SAST SunAmerica Dynamic Strategy Portfolio Class 3              1.80%       1,781,657      (44,577)     --      --     1,737,080
SAST SunAmerica Dynamic Strategy Portfolio Class 3              1.90%      13,980,986     (734,561)     --      --    13,246,425
SAST SunAmerica Dynamic Strategy Portfolio Class 3              1.95%          28,139       (1,132)     --      --        27,007
SAST SunAmerica Dynamic Strategy Portfolio Class 3              2.02%          25,498         (612)     --      --        24,886
SAST SunAmerica Dynamic Strategy Portfolio Class 3              2.05%              --          (10)     --      --           (10)
SAST SunAmerica Dynamic Strategy Portfolio Class 3              2.15%       1,437,966     (199,803)     --      --     1,238,163
SAST SunAmerica Dynamic Strategy Portfolio Class 3              2.17%              --          (10)     --      --           (10)
SAST SunAmerica Dynamic Strategy Portfolio Class 3              2.30%              --          (10)     --      --           (10)
SunAmerica Real Estate Portfolio - Class 1                      1.52%          97,413     (290,392)     --    (876)     (193,855)
SunAmerica Real Estate Portfolio - Class 1                      1.77%           2,714       (3,719)     --      --        (1,005)
SAST Real Estate Portfolio Class 2                              1.52%          32,785      (58,714)     --    (123)      (26,052)
SAST Real Estate Portfolio Class 2                              1.72%             984       (4,637)     --      --        (3,653)
SAST Real Estate Portfolio Class 2                              1.77%          11,575      (20,351)     --      --        (8,776)
SAST Real Estate Portfolio Class 2                              1.97%             434         (958)     --      --          (524)
SAST Real Estate Portfolio Class 3                              1.15%         237,918      (77,956)    300      --       160,262
SAST Real Estate Portfolio Class 3                              1.30%         836,656     (360,807)     --      --       475,849
SAST Real Estate Portfolio Class 3                              1.40%         105,616      (24,666)     --      --        80,950
SAST Real Estate Portfolio Class 3                              1.52%         747,881     (886,082)    464    (282)     (138,019)
SAST Real Estate Portfolio Class 3                              1.55%         497,369     (143,432)     --      --       353,937
SAST Real Estate Portfolio Class 3                              1.65%         536,022     (247,782)     --     (30)      288,210
SAST Real Estate Portfolio Class 3                              1.72%          65,314     (147,777)     --      --       (82,463)
SAST Real Estate Portfolio Class 3                              1.77%         266,146     (294,408)     --      --       (28,262)
SAST Real Estate Portfolio Class 3                              1.80%          30,486       (5,815)     --      --        24,671
SAST Real Estate Portfolio Class 3                              1.90%         386,057     (243,011)     --      --       143,046
SAST Real Estate Portfolio Class 3                              1.95%          13,636      (11,635)     --      --         2,001
SAST Real Estate Portfolio Class 3                              1.97%           4,774       (4,022)     --      --           752
SAST Real Estate Portfolio Class 3                              2.02%           4,953       (7,986)     --      --        (3,033)
SAST Real Estate Portfolio Class 3                              2.05%              56          (29)     --      --            27
SAST Real Estate Portfolio Class 3                              2.15%          49,857      (10,662)     --      --        39,195

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2013.

                                                           Contracts with              Accumulation Annuity Annuity
                                                              a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                                 Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                               -------------- ------------ ------------ ------- -------- ------------
SAST Real Estate Portfolio Class 3                              2.17%         3,089        (2,152)      --       --         937
SAST Real Estate Portfolio Class 3                              2.30%         5,841        (6,456)      --       --        (615)
SunAmerica Dogs of Wall Street Portfolio - Class 1              1.52%       221,420      (299,043)     229   (1,754)    (79,148)
SunAmerica Dogs of Wall Street Portfolio - Class 1              1.77%         1,071        (9,887)      --       --      (8,816)
SAST Dogs of Wall Street Portfolio Class 2                      1.52%        57,931       (80,367)   2,192       --     (20,244)
SAST Dogs of Wall Street Portfolio Class 2                      1.72%           247          (714)      --       --        (467)
SAST Dogs of Wall Street Portfolio Class 2                      1.77%         3,643        (9,821)      --       --      (6,178)
SAST Dogs of Wall Street Portfolio Class 2                      1.97%            --           (17)      --       --         (17)
SAST Dogs of Wall Street Portfolio Class 3                      1.15%       115,319       (43,363)     530       --      72,486
SAST Dogs of Wall Street Portfolio Class 3                      1.30%       413,218      (204,277)      --       --     208,941
SAST Dogs of Wall Street Portfolio Class 3                      1.40%        46,642       (13,955)      --       --      32,687
SAST Dogs of Wall Street Portfolio Class 3                      1.52%       573,864      (476,926)      --       --      96,938
SAST Dogs of Wall Street Portfolio Class 3                      1.55%       195,135       (92,280)      --       --     102,855
SAST Dogs of Wall Street Portfolio Class 3                      1.65%       254,556      (147,302)      --       --     107,254
SAST Dogs of Wall Street Portfolio Class 3                      1.72%        62,992       (67,449)      --       --      (4,457)
SAST Dogs of Wall Street Portfolio Class 3                      1.77%       132,811      (112,723)      --       --      20,088
SAST Dogs of Wall Street Portfolio Class 3                      1.80%        18,655        (7,731)      --       --      10,924
SAST Dogs of Wall Street Portfolio Class 3                      1.90%       154,147       (78,021)      --       --      76,126
SAST Dogs of Wall Street Portfolio Class 3                      1.95%         4,924          (869)      --       --       4,055
SAST Dogs of Wall Street Portfolio Class 3                      1.97%         8,292        (4,695)      --       --       3,597
SAST Dogs of Wall Street Portfolio Class 3                      2.02%         2,647       (18,847)      --       --     (16,200)
SAST Dogs of Wall Street Portfolio Class 3                      2.05%            --           (20)      --       --         (20)
SAST Dogs of Wall Street Portfolio Class 3                      2.15%         7,953        (2,151)      --       --       5,802
SAST Dogs of Wall Street Portfolio Class 3                      2.17%             8          (358)      --       --        (350)
SAST Dogs of Wall Street Portfolio Class 3                      2.30%            14           (19)      --       --          (5)
SunAmerica Balanced Portfolio - Class 1                         1.52%       176,865      (311,091)   1,491     (889)   (133,624)
SunAmerica Balanced Portfolio - Class 1                         1.77%         1,259       (19,454)      --       --     (18,195)
SAST Balanced Portfolio Class 2                                 1.52%        55,974       (68,520)   3,358       --      (9,188)
SAST Balanced Portfolio Class 2                                 1.72%         4,124          (222)      --       --       3,902
SAST Balanced Portfolio Class 2                                 1.77%       124,878       (96,252)      --       --      28,626
SAST Balanced Portfolio Class 2                                 1.97%            90          (313)      --       --        (223)
SAST Balanced Portfolio Class 3                                 1.15%       136,072       (46,946)   2,320       --      91,446
SAST Balanced Portfolio Class 3                                 1.30%       187,873       (53,437)      --       --     134,436
SAST Balanced Portfolio Class 3                                 1.40%        12,870       (13,055)      --       --        (185)
SAST Balanced Portfolio Class 3                                 1.52%       253,339      (280,616)      --       --     (27,277)
SAST Balanced Portfolio Class 3                                 1.55%       279,982      (183,443)      --       --      96,539
SAST Balanced Portfolio Class 3                                 1.65%       183,667      (127,570)      --       --      56,097
SAST Balanced Portfolio Class 3                                 1.72%        49,851       (49,408)      --       --         443
SAST Balanced Portfolio Class 3                                 1.77%        25,013       (22,336)      --       --       2,677
SAST Balanced Portfolio Class 3                                 1.80%        54,788       (57,385)      --       --      (2,597)
SAST Balanced Portfolio Class 3                                 1.90%        67,984       (59,901)      --       --       8,083
SAST Balanced Portfolio Class 3                                 1.95%         3,852       (11,259)      --       --      (7,407)
SAST Balanced Portfolio Class 3                                 1.97%         8,233        (1,949)      --       --       6,284
SAST Balanced Portfolio Class 3                                 2.02%         1,914        (2,911)      --       --        (997)
SAST Balanced Portfolio Class 3                                 2.05%            --           (20)      --       --         (20)
SAST Balanced Portfolio Class 3                                 2.15%        24,161        (4,624)      --       --      19,537
SAST Balanced Portfolio Class 3                                 2.17%            --            (8)      --       --          (8)
SAST Balanced Portfolio Class 3                                 2.30%         2,909        (4,569)      --       --      (1,660)
SST Allocation Balanced Portfolio Class 3                       1.15%       108,866       (69,834)      --       --      39,032
SST Allocation Balanced Portfolio Class 3                       1.30%       301,918      (337,874)      --       --     (35,956)
SST Allocation Balanced Portfolio Class 3                       1.40%         1,381       (26,746)      --       --     (25,365)
SST Allocation Balanced Portfolio Class 3                       1.52%       282,567      (448,533)      --       --    (165,966)
SST Allocation Balanced Portfolio Class 3                       1.55%       294,218      (252,901)      --       --      41,317
SST Allocation Balanced Portfolio Class 3                       1.65%       232,444      (136,664)      --       --      95,780
SST Allocation Balanced Portfolio Class 3                       1.77%        29,435       (45,538)      --       --     (16,103)
SST Allocation Balanced Portfolio Class 3                       1.80%       125,582       (36,283)      --       --      89,299
SST Allocation Balanced Portfolio Class 3                       1.90%        68,040      (125,694)      --       --     (57,654)
SST Allocation Balanced Portfolio Class 3                       1.95%         5,345        (3,725)      --       --       1,620
SST Allocation Balanced Portfolio Class 3                       2.02%        75,036        (6,504)      --       --      68,532
SST Allocation Balanced Portfolio Class 3                       2.15%        11,534        (9,214)      --       --       2,320
SST Allocation Balanced Portfolio Class 3                       2.17%           192          (123)      --       --          69
SST Allocation Balanced Portfolio Class 3                       2.30%            32          (565)      --       --        (533)
SST Allocation Moderate Portfolio Class 3                       1.15%       223,763      (170,518)      --       --      53,245
SST Allocation Moderate Portfolio Class 3                       1.30%       389,648      (366,737)      --       --      22,911

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2013.

                                                           Contracts with              Accumulation Annuity Annuity
                                                              a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                                 Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                               -------------- ------------ ------------ ------- -------- ------------
SST Allocation Moderate Portfolio Class 3                       1.40%         60,568        (8,320)     --     --        52,248
SST Allocation Moderate Portfolio Class 3                       1.52%        183,585      (166,732)     --     --        16,853
SST Allocation Moderate Portfolio Class 3                       1.55%        187,291      (160,734)     --     --        26,557
SST Allocation Moderate Portfolio Class 3                       1.65%        283,032      (182,817)     --     --       100,215
SST Allocation Moderate Portfolio Class 3                       1.77%         74,204       (37,344)     --     --        36,860
SST Allocation Moderate Portfolio Class 3                       1.80%         66,351       (15,992)     --     --        50,359
SST Allocation Moderate Portfolio Class 3                       1.90%        215,993      (121,871)     --     --        94,122
SST Allocation Moderate Portfolio Class 3                       1.95%          4,246        (5,933)     --     --        (1,687)
SST Allocation Moderate Portfolio Class 3                       2.02%          8,032        (2,428)     --     --         5,604
SST Allocation Moderate Portfolio Class 3                       2.15%         10,430        (7,687)     --     --         2,743
SST Allocation Moderate Portfolio Class 3                       2.17%             63           (12)     --     --            51
SST Allocation Moderate Portfolio Class 3                       2.30%             96        (2,112)     --     --        (2,016)
SST Allocation Moderate Growth Portfolio Class 3                1.15%        102,945       (77,292)     --     --        25,653
SST Allocation Moderate Growth Portfolio Class 3                1.30%        436,540      (199,205)     --     --       237,335
SST Allocation Moderate Growth Portfolio Class 3                1.40%         18,833       (68,892)     --     --       (50,059)
SST Allocation Moderate Growth Portfolio Class 3                1.52%        218,979      (375,321)     --     --      (156,342)
SST Allocation Moderate Growth Portfolio Class 3                1.55%        317,768      (136,424)     --     --       181,344
SST Allocation Moderate Growth Portfolio Class 3                1.65%        390,804      (268,873)     --     --       121,931
SST Allocation Moderate Growth Portfolio Class 3                1.77%        101,932      (149,608)     --     --       (47,676)
SST Allocation Moderate Growth Portfolio Class 3                1.80%         20,375       (42,304)     --     --       (21,929)
SST Allocation Moderate Growth Portfolio Class 3                1.90%        120,073      (116,007)     --     --         4,066
SST Allocation Moderate Growth Portfolio Class 3                1.95%          1,020       (15,521)     --     --       (14,501)
SST Allocation Moderate Growth Portfolio Class 3                2.02%            491       (17,352)     --     --       (16,861)
SST Allocation Moderate Growth Portfolio Class 3                2.15%         20,218        (6,552)     --     --        13,666
SST Allocation Moderate Growth Portfolio Class 3                2.17%            150           (70)     --     --            80
SST Allocation Moderate Growth Portfolio Class 3                2.30%            962        (1,582)     --     --          (620)
SST Allocation Growth Portfolio Class 3                         1.15%         33,712        (9,772)     --     --        23,940
SST Allocation Growth Portfolio Class 3                         1.30%        162,358       (86,715)     --     --        75,643
SST Allocation Growth Portfolio Class 3                         1.40%         48,909          (403)     --     --        48,506
SST Allocation Growth Portfolio Class 3                         1.52%         31,311       (52,553)     --     --       (21,242)
SST Allocation Growth Portfolio Class 3                         1.55%         89,034       (10,515)     --     --        78,519
SST Allocation Growth Portfolio Class 3                         1.65%         90,625      (121,535)     --     --       (30,910)
SST Allocation Growth Portfolio Class 3                         1.77%         96,622       (21,890)     --     --        74,732
SST Allocation Growth Portfolio Class 3                         1.80%              1          (734)     --     --          (733)
SST Allocation Growth Portfolio Class 3                         1.90%         27,705       (14,105)     --     --        13,600
SST Allocation Growth Portfolio Class 3                         1.95%            131          (138)     --     --            (7)
SST Allocation Growth Portfolio Class 3                         2.02%          3,973        (5,814)     --     --        (1,841)
SST Allocation Growth Portfolio Class 3                         2.15%        115,989       (16,092)     --     --        99,897
SST Allocation Growth Portfolio Class 3                         2.17%              1        (1,527)     --     --        (1,526)
SST Allocation Growth Portfolio Class 3                         2.30%            143          (339)     --     --          (196)
SST Real Return Portfolio Class 3                               1.15%        383,965      (114,236)  1,361     --       271,090
SST Real Return Portfolio Class 3                               1.30%      1,999,266      (729,409)     --     --     1,269,857
SST Real Return Portfolio Class 3                               1.40%        109,789       (24,917)     --     --        84,872
SST Real Return Portfolio Class 3                               1.52%      1,978,556    (1,098,038)     --     --       880,518
SST Real Return Portfolio Class 3                               1.55%      1,050,321      (270,729)     --     --       779,592
SST Real Return Portfolio Class 3                               1.65%      1,419,988      (697,251)     --     --       722,737
SST Real Return Portfolio Class 3                               1.72%         78,086       (43,759)     --     --        34,327
SST Real Return Portfolio Class 3                               1.77%        693,588      (424,278)     --     --       269,310
SST Real Return Portfolio Class 3                               1.80%        103,889       (21,130)     --     --        82,759
SST Real Return Portfolio Class 3                               1.90%        817,991      (346,903)     --     --       471,088
SST Real Return Portfolio Class 3                               1.95%         21,859       (13,487)     --     --         8,372
SST Real Return Portfolio Class 3                               1.97%          4,338        (1,305)     --     --         3,033
SST Real Return Portfolio Class 3                               2.02%         11,904        (9,029)     --     --         2,875
SST Real Return Portfolio Class 3                               2.05%             51            (2)     --     --            49
SST Real Return Portfolio Class 3                               2.15%         83,121       (51,005)     --     --        32,116
SST Real Return Portfolio Class 3                               2.17%         16,493        (5,971)     --     --        10,522
SST Real Return Portfolio Class 3                               2.30%          9,457       (11,740)     --     --        (2,283)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2014, 2013, 2012, 2011, and 2010, follows:

                                       At December 31                                For the year ended December 31
                       --------------------------------------------------   --------------------------------------------
                                                                                                Investment
                                  Unit Value Lowest to                                            Income    Total Return Lowest
                         Units      Highest ($)         Net Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/   to Highest/ (3)/
                       ---------- --------------------  ------------------  -----------------   ---------- ---------------
Lord Abbett Growth and Income Portfolio Class VC
2014                   15,464,822  12.54   to    13.70     242,902,584       1.15% to 2.30%        0.67%    5.20% to   6.42%
2013                   17,888,768  11.92   to    12.87     266,894,588       1.15% to 2.30%        0.56%   32.82% to  34.35%
2012                   22,003,083   8.97   to     9.58     246,903,048       1.15% to 2.30%        0.95%    9.53% to  10.80%
2011                   23,295,497   8.19   to     8.65     240,195,562       1.15% to 2.30%        0.75%   -8.22% to  -7.15%
2010                   21,726,327   8.92   to     9.31     249,602,582       1.15% to 2.30%        0.58%   14.76% to  16.07%/(5)/
AFIS--Capital Income Builder/(5)/
2014                          707                 9.73           6,886                1.40%        0.00%              -2.66%
American Funds Growth-Income Fund Class 2
2014                   12,261,272  24.87   to    26.29     320,475,121       1.52% to 1.97%        1.23%    8.48% to   8.97%
2013                   14,676,170  22.92   to    24.13     352,190,230       1.52% to 1.97%        1.30%   30.91% to  31.49%
2012                   18,139,027  17.51   to    18.35     331,179,768       1.52% to 1.97%        1.55%   15.19% to  15.71%
2011                   21,845,814  15.20   to    15.86     344,899,767       1.52% to 1.97%        1.46%   -3.75% to  -3.31%
2010                   26,741,866  15.79   to    16.40     436,801,880       1.52% to 1.97%        1.44%    9.25% to   9.75%
American Funds Growth-Income Fund Class 3
2014                      941,271 192.61   to   195.94     184,282,551       1.30% to 1.40%        1.31%    9.17% to   9.28%
2013                    1,078,621 176.43   to   179.30     193,255,373       1.30% to 1.40%        1.38%   31.73% to  31.86%
2012                    1,238,142 133.93   to   135.98     168,248,736       1.30% to 1.40%        1.60%   15.95% to  16.07%
2011                    1,470,881 115.51   to   117.16     172,210,686       1.30% to 1.40%        1.52%   -3.14% to  -3.04%
2010                    1,727,264 119.25   to   120.84     208,592,720       1.30% to 1.40%        1.47%    9.95% to  10.06%
American Funds Growth Fund Class 2
2014                   10,341,097  28.08   to    29.67     304,784,034       1.52% to 1.97%        0.74%    6.39% to   6.87%
2013                   12,326,326  26.39   to    27.76     340,146,937       1.52% to 1.97%        0.90%   27.57% to  28.15%
2012                   15,234,989  20.69   to    21.66     328,241,194       1.52% to 1.97%        0.76%   15.59% to  16.11%
2011                   18,577,732  17.90   to    18.66     344,935,437       1.52% to 1.97%        0.58%   -6.14% to  -5.72%
2010                   23,161,429  19.07   to    19.79     456,326,337       1.52% to 1.97%        0.70%   16.37% to  16.89%
American Funds Growth Fund Class 3
2014                      758,561 269.32   to   273.99     207,717,875       1.30% to 1.40%        0.95%    7.08% to   7.19%
2013                      845,426 251.51   to   255.61     215,982,019       1.30% to 1.40%        0.98%   28.40% to  28.52%
2012                      950,747 195.88   to   198.88     188,985,493       1.30% to 1.40%        0.85%   16.33% to  16.44%
2011                    1,105,433 168.39   to   170.79     188,708,917       1.30% to 1.40%        0.65%   -5.54% to  -5.44%
2010                    1,282,399 178.27   to   180.63     231,541,625       1.30% to 1.40%        0.76%   17.11% to  17.23%
American Funds High-Income Bond Fund Class 3
2014                      168,452  93.45   to    95.06      16,007,664       1.30% to 1.40%        5.52%   -0.81% to  -0.71%
2013                      198,461  94.21   to    95.74      18,994,525       1.30% to 1.40%        6.15%    5.29% to   5.40%
2012                      233,472  89.47   to    90.84      21,202,693       1.30% to 1.40%        6.89%   12.09% to  12.20%
2011                      253,203  79.82   to    80.96      20,491,234       1.30% to 1.40%        7.32%    0.56% to   0.66%
2010                      287,610  79.38   to    80.43      23,121,444       1.30% to 1.40%        7.29%   13.54% to  13.66%
Lord Abbett Mid Cap Stock Portfolio Class VC
2014                    1,116,823  20.02   to    20.67      23,037,053       1.52% to 1.77%        0.41%    9.57% to   9.85%
2013                    1,345,896  18.27   to    18.82      25,275,232       1.52% to 1.77%        0.40%   28.04% to  28.36%
2012                    1,632,494  14.27   to    14.66      23,886,260       1.52% to 1.77%        0.63%   12.53% to  12.81%
2011                    2,028,107  12.68   to    12.99      26,314,421       1.52% to 1.77%        0.19%   -5.70% to  -5.46%
2010                    2,497,517  13.45   to    13.75      34,280,758       1.52% to 1.77%        0.39%   23.23% to  23.54%
American Funds Asset Allocation Fund Class 2
2014                    3,134,901  22.22   to    22.91      71,685,041       1.52% to 1.77%        1.42%    3.55% to   3.81%
2013                    3,557,044  21.46   to    22.07      78,372,329       1.52% to 1.77%        1.45%   21.53% to  21.83%
2012                    3,871,926  17.66   to    18.11      70,041,345       1.52% to 1.77%        1.84%   14.15% to  14.43%
2011                    4,592,849  15.47   to    15.83      72,609,243       1.52% to 1.77%        1.78%   -0.48% to  -0.23%
2010                    5,407,120  15.54   to    15.87      85,697,533       1.52% to 1.77%        1.93%   10.53% to  10.81%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2014, 2013, 2012, 2011, and 2010, follows:

                                      At December 31                                For the year ended December 31
                       --------------------------------------------------   ----------------------------------------------
                                                                                                Investment
                                  Unit Value Lowest to                                            Income   Total Return Lowest
                         Units     Highest ($)          Net Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/  to Highest/ (3)/
                       ---------- --------------------  ------------------  -----------------   ---------- -----------------
American Funds Asset Allocation Fund Class 3
2014                      572,831 68.03   to    69.21       39,614,090       1.30% to 1.40%        1.48%     4.00% to    4.10%
2013                      639,183 65.41   to    66.48       42,459,364       1.30% to 1.40%        1.52%    22.09% to   22.21%
2012                      694,087 53.58   to    54.40       37,731,455       1.30% to 1.40%        1.93%    14.65% to   14.77%
2011                      785,780 46.73   to    47.40       37,221,998       1.30% to 1.40%        1.81%    -0.05% to    0.05%
2010                      922,960 46.75   to    47.37       43,700,036       1.30% to 1.40%        1.99%    11.05% to   11.16%
American Funds Global Growth Fund Class 2
2014                    6,938,511 30.24   to    31.96      220,617,184       1.52% to 1.97%        1.10%     0.32% to    0.77%
2013                    8,115,559 30.14   to    31.72      256,137,760       1.52% to 1.97%        1.19%    26.67% to   27.24%
2012                    9,876,200 23.80   to    24.93      245,057,800       1.52% to 1.97%        0.85%    20.17% to   20.71%
2011                   12,096,803 19.80   to    20.65      248,764,306       1.52% to 1.97%        1.22%   -10.66% to  -10.26%
2010                   14,920,017 22.17   to    23.01      342,056,864       1.52% to 1.97%        1.44%     9.57% to   10.06%
American Funds Cash Management Fund Class 3
2014                      370,027 20.15   to    20.50        7,581,985       1.30% to 1.40%        0.00%    -1.83% to   -1.73%
2013                      382,715 20.52   to    20.86        7,979,244       1.30% to 1.40%        0.00%    -1.82% to   -1.73%
2012                      490,800 20.90   to    21.22       10,413,855       1.30% to 1.40%        0.00%    -1.74% to   -1.64%
2011                      551,224 21.27   to    21.58       11,890,437       1.30% to 1.40%        0.00%    -1.74% to   -1.64%
2010                      612,158 21.65   to    21.94       13,423,722       1.30% to 1.40%        0.00%    -1.74% to   -1.64%
American Funds International Fund Class 3
2014                      658,805 57.12   to    58.11       38,263,106       1.30% to 1.40%        1.39%    -3.91% to   -3.82%
2013                      763,819 59.45   to    60.42       46,122,250       1.30% to 1.40%        1.37%    19.98% to   20.10%
2012                      869,072 49.54   to    50.30       43,694,055       1.30% to 1.40%        1.48%    16.33% to   16.45%
2011                    1,006,795 42.59   to    43.20       43,473,502       1.30% to 1.40%        1.67%   -15.05% to  -14.97%
2010                    1,195,394 50.14   to    50.80       60,705,085       1.30% to 1.40%        2.04%     5.77% to    5.87%
American Funds US Government AAA-Rated Securities Fund Class 3
2014                      321,306 39.60   to    40.29       12,937,888       1.30% to 1.40%        1.04%     3.65% to    3.75%
2013                      371,384 38.21   to    38.83       14,411,049       1.30% to 1.40%        0.64%    -4.35% to   -4.25%
2012                      488,933 39.95   to    40.56       19,814,636       1.30% to 1.40%        1.02%     0.60% to    0.70%
2011                      591,640 39.71   to    40.28       23,809,754       1.30% to 1.40%        1.81%     6.06% to    6.17%
2010                      687,580 37.44   to    37.94       26,067,499       1.30% to 1.40%        1.72%     4.35% to    4.45%
Principal Equity Income Account Class 1
2014                    1,104,948 14.80   to    15.62       17,102,964       1.40% to 1.80%        2.37%    10.79% to   11.23%
2013                    1,264,344 13.36   to    14.04       17,612,822       1.40% to 1.80%        2.94%    25.04% to   25.54%
2012                    1,778,033 10.68   to    11.18       19,770,254       1.40% to 1.80%        2.95%    10.99% to   11.44%
2011                    2,214,082  9.63   to    10.04       22,105,657       1.40% to 1.80%        0.49%     3.56% to    3.97%
2010                    2,690,027  9.29   to     9.65       25,843,438       1.40% to 1.80%        3.18%    14.11% to   14.56%
Principal Equity Income Account Class 2
2014                      725,547 14.02   to    14.26       10,552,625       1.52% to 2.17%        2.17%    10.29% to   10.76%
2013                      798,311 12.71   to    12.88       10,491,880       1.52% to 2.17%        2.89%    24.58% to   25.12%
2012                      919,575  9.69   to    10.29        9,664,865       1.52% to 2.17%        2.72%     9.32% to   11.01%
2011                    1,315,624  8.86   to     9.27       12,494,341       1.52% to 2.17%        0.49%     2.43% to    3.59%
2010                    1,715,096  8.65   to     8.95       15,738,890       1.52% to 2.17%        2.85%    13.04% to   14.13%
Principal LargeCap Blend Account II Class 1
2014                      181,633  9.95   to    10.50        1,891,862       1.40% to 1.80%        1.23%     9.32% to    9.76%
2013                      195,621  9.11   to     9.57        1,857,347       1.40% to 1.80%        1.38%    29.07% to   29.58%
2012                      285,591  7.06   to     7.38        2,089,463       1.40% to 1.80%        1.34%    13.14% to   13.60%
2011                      376,012  6.24   to     6.50        2,424,975       1.40% to 1.80%        0.03%    -1.90% to   -1.51%
2010                      522,287  6.36   to     6.60        3,420,439       1.40% to 1.80%        2.44%    11.23% to   11.68%
Principal LargeCap Blend Account II Class 2
2014                       66,619  9.41   to     9.93          658,762       1.55% to 1.95%        1.07%     8.85% to    9.29%
2013                       69,392  8.65   to     9.08          628,109       1.55% to 1.95%        1.23%    28.73% to   29.25%
2012                       77,461  6.72   to     7.03          542,704       1.55% to 1.95%        1.02%    12.62% to   13.07%
2011                       80,396  5.96   to     6.22          498,119       1.55% to 1.95%        0.02%    -2.34% to   -1.95%
2010                       92,182  6.11   to     6.34          582,511       1.55% to 1.95%        2.00%    10.78% to   11.23%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2014, 2013, 2012, 2011, and 2010, follows:

                                     At December 31                                For the year ended December 31
                       -------------------------------------------------   ----------------------------------------------
                                                                                               Investment
                                 Unit Value Lowest to                                            Income   Total Return Lowest
                         Units    Highest ($)          Net Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/  to Highest/ (3)/
                       --------- --------------------  ------------------  -----------------   ---------- -----------------
Principal LargeCap Growth Account Class 1
2014                      81,292 10.77   to    11.37          907,530       1.40% to 1.80%        0.61%     9.14% to    9.57%
2013                      67,597  9.87   to    10.38          696,135       1.40% to 1.80%        1.48%    31.53% to   32.05%
2012                      71,443  7.50   to     7.86          557,629       1.40% to 1.80%        0.30%    14.76% to   15.22%
2011                      83,870  6.54   to     6.82          568,467       1.40% to 1.80%        0.00%    -5.95% to   -5.56%
2010                      93,051  6.95   to     7.22          667,630       1.40% to 1.80%        0.06%    16.26% to   16.73%
Principal LargeCap Growth Account Class 2
2014                      40,668 10.27   to    10.81          437,242       1.55% to 1.95%        0.35%     8.71% to    9.15%
2013                      46,715  9.45   to     9.91          460,573       1.55% to 1.95%        1.22%    31.07% to   31.59%
2012                      50,702  7.21   to     7.53          380,060       1.55% to 1.95%        0.00%    14.31% to   14.77%
2011                      55,249  6.30   to     6.56          360,719       1.55% to 1.95%        0.00%    -6.31% to   -5.97%
2010                      60,886  6.73   to     6.98          422,658       1.55% to 1.95%        0.00%    15.82% to   16.23%
Principal Income Account Class 1
2014                     499,447 10.01   to    10.56        5,230,886       1.40% to 1.80%        4.46%     3.67% to    4.08%
2013                     602,655  9.65   to    10.15        6,068,394       1.40% to 1.80%        4.51%    -1.38% to   -0.99%
2012                     841,026  9.79   to    10.25        8,564,452       1.40% to 1.80%        4.16%     7.61% to    8.04%
2011                     944,655  9.10   to     9.49        8,906,531       1.40% to 1.80%        0.40%     4.35% to    4.77%
2010                   1,208,383  8.72   to     9.06       10,888,418       1.40% to 1.80%        6.33%     6.71% to    7.14%
Principal Income Account Class 2
2014                     278,215  9.55   to    10.06        2,792,095       1.55% to 1.95%        4.02%     3.23% to    3.64%
2013                     315,183  9.25   to     9.71        3,052,453       1.55% to 1.95%        4.70%    -1.82% to   -1.43%
2012                     354,251  9.42   to     9.85        3,480,524       1.55% to 1.95%        3.91%     7.17% to    7.60%
2011                     428,684  8.79   to     9.15        3,914,109       1.55% to 1.95%        0.39%     4.02% to    4.42%
2010                     533,544  8.45   to     8.76        4,663,359       1.55% to 1.95%        5.88%     6.17% to    6.60%
Principal Diversified International Account Class 1
2014                     153,238  7.23   to     7.58        1,156,814       1.40% to 1.80%        2.22%    -4.94% to   -4.56%
2013                     188,078  7.61   to     7.94        1,489,308       1.40% to 1.80%        2.32%    16.29% to   16.76%
2012                     272,576  6.54   to     6.80        1,850,877       1.40% to 1.80%        2.12%    16.32% to   16.79%
2011                     342,059  5.62   to     5.83        1,988,938       1.40% to 1.80%        0.18%   -12.76% to  -12.41%
2010                     377,301  6.44   to     6.65        2,504,439       1.40% to 1.80%        1.44%    11.16% to   11.61%
Principal Diversified International Account Class 2
2014                      61,069  6.88   to     7.22          436,042       1.55% to 1.95%        1.86%    -5.27% to   -4.89%
2013                      70,247  7.26   to     7.59          528,508       1.55% to 1.95%        2.19%    15.91% to   16.37%
2012                      72,701  6.26   to     6.52          470,464       1.55% to 1.95%        1.48%    15.72% to   16.19%
2011                     169,230  5.41   to     5.61          945,852       1.55% to 1.95%        0.15%   -13.12% to  -12.72%
2010                     190,975  6.23   to     6.43        1,222,479       1.55% to 1.95%        1.24%    10.66% to   11.17%
Principal Money Market Account Class 1
2014                     187,394  5.42   to     5.74        1,055,428       1.40% to 1.80%        0.00%    -1.78% to   -1.39%
2013                     222,571  5.52   to     5.82        1,288,528       1.40% to 1.80%        0.00%    -1.78% to   -1.39%
2012                     298,282  5.62   to     5.91        1,751,573       1.40% to 1.80%        0.00%    -1.79% to   -1.39%
2011                     423,329  5.72   to     5.99        2,522,662       1.40% to 1.80%        0.00%    -1.78% to   -1.39%
2010                     658,291  5.83   to     6.07        3,984,221       1.40% to 1.80%        0.00%    -1.78% to   -1.39%
Principal Money Market Account Class 2
2014                     110,005  5.25   to     5.53          601,677       1.55% to 1.95%        0.00%    -1.93% to   -1.54%
2013                     150,893  5.35   to     5.62          839,867       1.55% to 1.95%        0.00%    -1.93% to   -1.53%
2012                     203,490  5.46   to     5.71        1,147,361       1.55% to 1.95%        0.00%    -1.94% to   -1.54%
2011                     280,795  5.57   to     5.80        1,616,806       1.55% to 1.95%        0.00%    -1.93% to   -1.54%
2010                     384,351  5.68   to     5.89        2,251,961       1.55% to 1.95%        0.00%    -1.93% to   -1.54%
Principal Real Estate Securities Account Class 1
2014                      20,110 28.56   to    30.01          601,392       1.40% to 1.80%        1.63%    30.45% to   30.98%
2013                      24,952 21.89   to    22.92          569,391       1.40% to 1.80%        1.12%     2.48% to    2.65%
2012                      45,838 21.36   to    22.32        1,020,152       1.40% to 1.80%        1.43%    15.54% to   15.75%
2011                      44,982 18.46   to    19.32          866,498       1.40% to 1.80%        0.00%     6.60% to    7.42%
2010                      47,843 17.31   to    17.99          857,796       1.40% to 1.80%        3.08%    22.98% to   23.96%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2014, 2013, 2012, 2011, and 2010, follows:

                                     At December 31                               For the year ended December 31
                       -------------------------------------------------   -----------------------------------------------
                                                                                               Investment
                                 Unit Value Lowest to                                            Income   Total Return Lowest
                         Units    Highest ($)          Net Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/ to Highest/ (3)/
                       --------- --------------------  ------------------  -----------------   ---------- ------------------
Principal Real Estate Securities Account Class 2
2014                      10,034 28.32   to    29.12          290,847       1.55% to 1.95%        1.34%   30.21%  to   30.40%
2013                      11,435 21.75   to    22.33          254,164       1.55% to 1.95%        1.10%    2.12%  to    2.27%
2012                      10,775 20.87   to    21.84          234,261       1.55% to 1.95%        1.00%   15.06%  to   15.13%
2011                      13,900 18.13   to    18.98          262,236       1.55% to 1.95%        0.00%    7.05%  to    7.19%
2010                      24,526 16.91   to    17.73          430,757       1.55% to 1.95%        2.77%   23.37%  to   24.02%
Principal SAM Balanced Portfolio Class 1
2014                   2,735,552 13.92   to    14.69       39,533,551       1.40% to 1.80%        2.74%    4.91%  to    5.33%
2013                   3,325,779 13.27   to    13.94       45,713,970       1.40% to 1.80%        2.28%   15.59%  to   16.05%
2012                   4,199,632 11.48   to    12.02       49,900,127       1.40% to 1.80%        0.66%   10.74%  to   11.18%
2011                   5,636,060 10.36   to    10.81       60,313,522       1.40% to 1.80%        2.87%   -0.82%  to   -0.42%
2010                   7,630,083 10.45   to    10.85       82,068,848       1.40% to 1.80%        3.70%   11.58%  to   12.03%
Principal SAM Balanced Portfolio Class 2
2014                   2,616,625 13.24   to    14.01       36,330,970       1.52% to 2.17%        2.44%    4.53%  to    4.98%
2013                   3,058,011 12.67   to    13.35       40,472,400       1.52% to 2.17%        2.13%   15.06%  to   15.56%
2012                   3,524,659 10.50   to    11.55       40,400,277       1.52% to 2.17%        0.42%    8.90%  to   10.77%
2011                   4,211,032  9.64   to    10.43       43,608,829       1.52% to 2.17%        2.53%   -1.99%  to   -0.79%
2010                   5,280,382  9.84   to    10.51       55,154,015       1.52% to 2.17%        3.50%   10.43%  to   11.63%
Principal SAM Conservative Balanced Portfolio Class 1
2014                     376,427  9.80   to    10.33        3,848,231       1.40% to 1.80%        3.00%    4.32%  to    4.74%
2013                     487,502  9.40   to     9.87        4,758,976       1.40% to 1.80%        2.79%    9.54%  to    9.98%
2012                     748,071  8.58   to     8.97        6,652,704       1.40% to 1.80%        0.81%    9.20%  to    9.64%
2011                   1,034,653  7.85   to     8.18        8,404,475       1.40% to 1.80%        3.04%    0.47%  to    0.87%
2010                   1,005,078  7.82   to     8.11        8,102,931       1.40% to 1.80%        4.35%    9.84%  to   10.28%
Principal SAM Conservative Balanced Portfolio Class 2
2014                     513,845  9.33   to    13.75        5,120,776       1.52% to 2.17%        2.81%    3.87%  to    4.32%
2013                     598,315  8.98   to    13.18        5,710,598       1.52% to 2.17%        2.53%    9.11%  to    9.57%
2012                     703,758 11.18   to    12.03        6,117,469       1.52% to 2.17%        0.56%    8.07%  to    9.24%
2011                     809,698 10.34   to    11.01        6,506,641       1.52% to 2.17%        2.93%   -0.68%  to    0.43%
2010                     890,115 10.41   to    10.96        7,155,837       1.52% to 2.17%        4.05%    8.60%  to   10.05%
Principal SAM Conservative Growth Portfolio Class 1
2014                   1,350,407 14.63   to    15.43       20,426,876       1.40% to 1.80%        1.76%    5.52%  to    5.94%
2013                   1,584,881 13.87   to    14.56       22,666,090       1.40% to 1.80%        1.73%   20.88%  to   21.37%
2012                   1,884,867 11.47   to    12.00       22,262,452       1.40% to 1.80%        0.43%   12.14%  to   12.59%
2011                   2,274,776 10.23   to    10.66       23,919,200       1.40% to 1.80%        2.07%   -2.23%  to   -1.84%
2010                   2,827,562 10.46   to    10.86       30,342,312       1.40% to 1.80%        3.39%   13.16%  to   13.61%
Principal SAM Conservative Growth Portfolio Class 2
2014                   1,421,493 13.87   to    14.65       20,599,307       1.52% to 2.17%        1.61%    5.07%  to    5.53%
2013                   1,656,672 13.20   to    13.88       22,783,372       1.52% to 2.17%        1.60%   20.46%  to   20.98%
2012                   1,903,380 10.51   to    11.48       21,654,425       1.52% to 2.17%        0.20%   10.22%  to   12.09%
2011                   2,355,367  9.54   to    10.24       23,931,168       1.52% to 2.17%        1.86%   -3.34%  to   -2.13%
2010                   2,838,301  9.87   to    10.46       29,480,485       1.52% to 2.17%        3.19%   12.04%  to   13.19%
Principal SAM Flexible Income Portfolio Class 1
2014                     672,824 11.12   to    11.75        7,804,004       1.40% to 1.80%        3.62%    4.14%  to    4.55%
2013                     780,371 10.68   to    11.23        8,658,858       1.40% to 1.80%        3.32%    5.83%  to    6.26%
2012                     972,225 10.09   to    10.57       10,178,465       1.40% to 1.80%        1.10%    8.66%  to    9.09%
2011                   1,153,093  9.29   to     9.69       11,079,025       1.40% to 1.80%        3.89%    1.54%  to    1.95%
2010                   1,411,163  9.15   to     9.51       13,335,320       1.40% to 1.80%        5.24%    8.54%  to    8.97%
Principal SAM Flexible Income Portfolio Class 2
2014                     713,484 10.60   to    13.78        7,945,734       1.52% to 2.17%        3.32%    3.75%  to    4.20%
2013                     793,951 10.22   to    13.23        8,488,777       1.52% to 2.17%        3.28%    5.39%  to    5.84%
2012                     908,101 11.50   to    12.50        9,188,735       1.52% to 2.17%        0.87%    7.19%  to    8.67%
2011                   1,029,599 10.73   to    11.50        9,590,282       1.52% to 2.17%        3.67%    0.35%  to    1.58%
2010                   1,156,232 10.69   to    11.32       10,602,634       1.52% to 2.17%        5.07%    7.37%  to    8.60%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2014, 2013, 2012, 2011, and 2010, follows:

                                      At December 31                                For the year ended December 31
                       -------------------------------------------------     -----------------------------------------------
                                                                                                 Investment
                                 Unit Value Lowest to                                              Income   Total Return Lowest
                         Units     Highest ($)           Net Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/ to Highest/ (3)/
                       --------- --------------------    ------------------  -----------------   ---------- ------------------
Principal SAM Strategic Growth Portfolio Class 1
2014                     282,265 16.16  to        17.02       4,729,638       1.40% to 1.80%        1.48%    6.74%  to    7.17%
2013                     373,607 15.14  to        15.89       5,854,141       1.40% to 1.80%        1.28%   25.13%  to   25.63%
2012                     472,085 12.10  to        12.64       5,899,514       1.40% to 1.80%        0.22%   13.46%  to   13.91%
2011                     790,817 10.66  to        11.10       8,690,182       1.40% to 1.80%        1.57%   -3.65%  to   -3.26%
2010                   1,020,734 11.07  to        11.47      11,620,735       1.40% to 1.80%        2.49%   14.32%  to   14.78%
Principal SAM Strategic Growth Portfolio Class 2
2014                     561,513 15.33  to        16.24       8,983,731       1.52% to 2.17%        1.33%    6.26%  to    6.72%
2013                     631,501 14.43  to        15.21       9,481,336       1.52% to 2.17%        1.09%   24.65%  to   25.18%
2012                     799,276 11.04  to        12.15       9,600,136       1.52% to 2.17%        0.00%   11.33%  to   13.49%
2011                   1,049,258  9.92  to        10.71      11,107,748       1.52% to 2.17%        1.38%   -4.66%  to   -3.60%
2010                   1,397,038 10.40  to        11.11      15,343,930       1.52% to 2.17%        2.32%   13.29%  to   14.43%
Principal Short-Term Income Account Class 1
2014                     103,278  7.40  to         7.81         795,506       1.40% to 1.80%        1.57%   -0.09%  to    0.31%
2013                     121,727  7.41  to         7.79         937,075       1.40% to 1.80%        1.92%   -0.66%  to   -0.26%
2012                     278,678  7.45  to         7.81       2,129,166       1.40% to 1.80%        2.05%    3.13%  to    3.54%
2011                     370,913  7.23  to         7.54       2,747,274       1.40% to 1.80%        0.15%   -0.44%  to   -0.04%
2010                     399,144  7.26  to         7.55       2,966,046       1.40% to 1.80%        1.97%    2.34%  to    2.75%
Principal Short-Term Income Account Class 2
2014                     104,957  7.05  to         7.42         772,195       1.55% to 1.95%        1.38%   -0.93%  to   -0.54%
2013                     106,974  7.12  to         7.47         791,922       1.55% to 1.95%        1.84%   -0.70%  to   -0.30%
2012                     163,910  7.17  to         7.49       1,220,917       1.55% to 1.95%        1.73%    2.65%  to    3.06%
2011                     202,891  6.99  to         7.27       1,468,387       1.55% to 1.95%        0.15%   -1.00%  to   -0.60%
2010                     254,355  7.06  to         7.31       1,851,701       1.55% to 1.95%        1.91%    2.35%  to    2.77%
Principal SmallCap Growth Account II Class 1
2014                      50,304 10.57  to        11.14         545,987       1.40% to 1.80%        0.00%    4.87%  to    5.29%
2013                      55,970 10.08  to        10.58         579,563       1.40% to 1.80%        0.00%   44.81%  to   45.38%
2012                      68,377  6.96  to         7.28         488,161       1.40% to 1.80%        0.00%   14.21%  to   14.67%
2011                      93,742  6.10  to         6.35         586,911       1.40% to 1.80%        0.00%   -6.09%  to   -5.72%
2010                     102,863  6.49  to         6.73         684,577       1.40% to 1.80%        0.00%   24.67%  to   25.17%
Principal SmallCap Growth Account II Class 2
2014                      25,849 10.04  to        10.55         271,033       1.55% to 1.95%        0.00%    4.45%  to    4.86%
2013                      26,518  9.61  to        10.06         265,263       1.55% to 1.95%        0.00%   44.15%  to   44.73%
2012                      32,275  6.67  to         6.95         223,293       1.55% to 1.95%        0.00%   13.88%  to   14.34%
2011                      37,685  5.86  to         6.08         228,026       1.55% to 1.95%        0.00%   -6.53%  to   -6.17%
2010                      52,037  6.27  to         6.48         335,263       1.55% to 1.95%        0.00%   24.23%  to   24.74%
Principal SmallCap Value Account I Class 1
2014                      11,920 14.97  to        15.74         185,882       1.40% to 1.80%        0.76%    5.26%  to    5.68%
2013                      17,617 14.22  to        14.89         260,783       1.40% to 1.80%        1.09%   37.28%  to   37.83%
2012                      20,498 10.36  to        10.80         220,386       1.40% to 1.80%        0.78%   19.55%  to   20.03%
2011                      20,677  8.66  to         9.00         185,291       1.40% to 1.80%        0.04%   -5.38%  to   -5.00%
2010                      21,247  9.16  to         9.48         200,565       1.40% to 1.80%        0.74%   23.81%  to   24.31%
Principal SmallCap Value Account I Class 2
2014                       9,029 15.00  to        15.23         136,579       1.55% to 1.95%        0.71%    5.10%  to    5.26%
2013                       7,680 14.27  to        14.47         110,730       1.55% to 1.95%        1.05%   37.10%  to   37.31%
2012                       8,050  9.88  to        10.54          84,528       1.55% to 1.95%        0.63%   17.47%  to   19.53%
2011                      10,334  8.41  to         8.82          90,807       1.55% to 1.95%        0.04%   -6.40%  to   -5.37%
2010                      18,235  8.99  to         9.32         168,872       1.55% to 1.95%        0.83%   22.51%  to   23.88%
Principal Government & High Quality Bond Class 1
2014                     363,757  8.23  to         8.67       3,099,798       1.40% to 1.80%        3.68%    3.20%  to    3.62%
2013                     403,459  7.97  to         8.37       3,324,472       1.40% to 1.80%        3.95%   -2.79%  to   -2.40%
2012                     522,217  8.20  to         8.58       4,426,281       1.40% to 1.80%        3.97%    2.05%  to    2.46%
2011                     554,000  8.04  to         8.37       4,588,705       1.40% to 1.80%        0.18%    4.33%  to    4.75%
2010                     636,769  7.70  to         7.99       5,042,990       1.40% to 1.80%        3.25%    3.96%  to    4.37%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2014, 2013, 2012, 2011, and 2010, follows:

                                     At December 31                               For the year ended December 31
                       -------------------------------------------------   -----------------------------------------------
                                                                                               Investment
                                 Unit Value Lowest to                                            Income   Total Return Lowest
                         Units    Highest ($)          Net Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/ to Highest/ (3)/
                       --------- --------------------  ------------------  -----------------   ---------- ------------------
Principal Government & High Quality Bond Class 2
2014                     105,039  7.78   to     8.19          854,357       1.55% to 1.95%        3.39%    2.72%  to    3.13%
2013                     115,220  7.58   to     7.94          909,719       1.55% to 1.95%        3.77%   -3.20%  to   -2.81%
2012                     136,250  7.83   to     8.17        1,106,170       1.55% to 1.95%        3.76%    1.69%  to    2.10%
2011                     150,782  7.70   to     8.00        1,196,996       1.55% to 1.95%        0.16%    3.86%  to    4.27%
2010                     188,607  7.41   to     7.67        1,437,348       1.55% to 1.95%        3.01%    3.61%  to    4.02%
Principal PVC Capital Appreciation Account Class 1
2014                     489,733 19.72   to    20.80       10,118,157       1.40% to 1.80%        3.06%   10.45%  to   10.89%
2013                     571,796 17.85   to    18.76       10,659,059       1.40% to 1.80%        6.34%   30.29%  to   30.81%
2012                     826,168 13.70   to    14.34       11,780,972       1.40% to 1.80%        1.11%   11.79%  to   12.24%
2011                     972,571 12.25   to    12.78       12,362,447       1.40% to 1.80%        0.00%   -1.66%  to   -1.26%
2010                   1,217,700 12.46   to    12.94       15,685,617       1.40% to 1.80%        1.53%   13.34%  to   13.79%
Principal PVC Principal Capital Appreciation Account Class 2
2014                      97,658 18.63   to    19.64        1,903,974       1.55% to 1.95%        2.84%   10.03%  to   10.47%
2013                     108,659 16.93   to    17.77        1,919,921       1.55% to 1.95%        6.39%   29.73%  to   30.25%
2012                     126,080 13.05   to    13.65        1,711,113       1.55% to 1.95%        0.79%   11.38%  to   11.82%
2011                     187,210 11.72   to    12.20        2,272,474       1.55% to 1.95%        0.00%   -2.08%  to   -1.69%
2010                     287,058 11.97   to    12.41        3,548,871       1.55% to 1.95%        1.28%   12.89%  to   13.34%
Principal PVC MidCap Blend Acct Class 1
2014                     114,948 18.61   to    19.63        2,224,709       1.40% to 1.80%        0.51%   10.97%  to   11.41%
2013                     129,347 16.77   to    17.62        2,250,808       1.40% to 1.80%        1.39%   31.55%  to   32.07%
2012                     187,668 12.75   to    13.34        2,476,537       1.40% to 1.80%        0.83%   17.31%  to   17.78%
2011                     263,324 10.87   to    11.33        2,954,840       1.40% to 1.80%        0.00%    6.36%  to    6.78%
2010                     295,113 10.22   to    10.61        3,108,269       1.40% to 1.80%        2.44%   21.89%  to   22.38%
Principal PVC MidCap Blend Acct Class 2
2014                      39,854 17.61   to    18.56          734,929       1.55% to 1.95%        0.28%   10.53%  to   10.97%
2013                      42,148 15.94   to    16.73          700,580       1.55% to 1.95%        1.29%   31.01%  to   31.54%
2012                      47,213 12.16   to    12.72          597,045       1.55% to 1.95%        0.65%   16.86%  to   17.33%
2011                      66,063 10.41   to    10.84          712,401       1.55% to 1.95%        0.00%    5.91%  to    6.34%
2010                      80,624  9.83   to    10.19          817,910       1.55% to 1.95%        2.22%   21.44%  to   21.93%
Columbia VP Income Opportunities Fund Class 1
2014                     689,685 21.83   to    23.40       15,886,936       1.52% to 2.17%        0.00%    1.79%  to    2.45%
2013                     816,832 21.45   to    22.84       18,377,700       1.52% to 2.17%       14.04%    2.82%  to    3.49%
2012                     953,291 20.86   to    22.07       20,751,956       1.52% to 2.17%        6.58%   12.58%  to   13.32%
2011                   1,149,751 18.53   to    19.47       22,135,020       1.52% to 2.17%        7.51%    4.28%  to    4.96%
2010                   1,415,148 17.77   to    18.55       25,984,432       1.52% to 2.17%        7.78%    9.54%  to   10.27%
Columbia VP Asset Allocation Fund Class 1
2014                      50,356 15.56   to    16.09          809,820       1.52% to 2.02%        2.52%    8.12%  to    8.39%
2013                      53,461 14.40   to    14.85          793,248       1.52% to 2.02%        2.42%   16.10%  to   16.39%
2012                      54,826 12.05   to    12.76          698,941       1.52% to 2.02%        2.32%   10.23%  to   11.32%
2011                      85,693 10.93   to    11.46          981,636       1.52% to 2.02%        2.52%   -3.18%  to   -2.34%
2010                      61,271 11.29   to    11.74          717,063       1.52% to 2.02%        2.57%   10.52%  to   11.72%
Columbia VP -Dividend Opportunity Fund Class 1
2014                     138,166 15.35   to    15.90        2,185,966       1.52% to 2.02%        0.00%    8.15%  to    8.42%
2013                     171,187 14.19   to    14.67        2,499,869       1.52% to 2.02%        0.00%   24.60%  to   24.91%
2012                     213,530 11.06   to    11.74        2,498,171       1.52% to 2.02%        0.00%   11.09%  to   12.38%
2011                     272,913  9.95   to    10.45        2,842,827       1.52% to 2.02%        2.07%   -9.35%  to   -8.57%
2010                     364,851 10.98   to    11.43        4,153,700       1.52% to 2.02%        1.60%   12.08%  to   13.26%
Columbia VP Mid Cap Growth Opportunity Fund Class 1
2014                      29,229 14.51   to    16.25          462,634       1.52% to 2.02%        0.00%    5.27%  to    5.79%
2013                      31,993 13.78   to    15.36          478,365       1.52% to 2.02%        0.12%   28.96%  to   29.27%
2012                      43,776 10.69   to    11.88          509,730       1.52% to 2.02%        0.00%    9.80%  to   10.08%
2011                      69,236  9.71   to    10.82          736,612       1.52% to 2.02%        0.00%   -6.92%  to   -6.50%
2010                     121,959 10.43   to    11.58        1,383,881       1.52% to 2.02%        0.07%   27.15%  to   28.11%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2014, 2013, 2012, 2011, and 2010, follows:

                                      At December 31                                For the year ended December 31
                       --------------------------------------------------   ----------------------------------------------
                                                                                                Investment
                                  Unit Value Lowest to                                            Income   Total Return Lowest
                         Units     Highest ($)          Net Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/  to Highest/ (3)/
                       ---------- --------------------  ------------------  -----------------   ---------- -----------------
Columbia VP Small Company Growth Fund Class 1
2014                       56,831 15.82   to    16.39          927,272       1.52% to 2.02%        0.00%    -6.31% to   -6.08%
2013                       60,171 16.89   to    17.45        1,045,736       1.52% to 2.02%        0.11%    38.02% to   38.36%
2012                       91,523 12.01   to    12.61        1,150,648       1.52% to 2.02%        0.00%     9.71% to   10.31%
2011                      117,875 10.95   to    11.43        1,344,410       1.52% to 2.02%        0.00%    -7.45% to   -6.97%
2010                      159,274 11.83   to    12.29        1,951,181       1.52% to 2.02%        0.00%    25.18% to   26.44%
Invesco VI American Franchise Fund Series II
2014                    1,196,992 16.83   to    18.41       19,893,499       1.15% to 2.30%        0.00%     5.71% to    6.93%
2013                    1,384,872 15.92   to    17.22       21,494,962       1.15% to 2.30%        0.23%    36.62% to   38.20%
2012                    1,724,094 11.66   to    12.46       19,411,520       1.15% to 2.30%        0.00%    10.81% to   12.10%
2011                    2,071,174 10.52   to    11.11       20,837,864       1.15% to 2.30%        0.00%    -8.71% to   -7.45%
2010                    2,194,616 11.52   to    12.01       23,718,139       1.15% to 2.30%        0.00%    16.55% to   18.22%
Invesco VI Comstock Fund Series II
2014                   20,591,968 14.64   to    15.90      368,875,078       1.15% to 2.30%        1.08%     6.62% to    7.85%
2013                   22,819,996 13.73   to    14.75      384,187,587       1.15% to 2.30%        1.44%    32.58% to   34.11%
2012                   26,370,726 10.35   to    11.00      334,717,061       1.15% to 2.30%        1.50%    16.21% to   17.56%
2011                   27,849,831  8.91   to     9.35      306,802,405       1.15% to 2.30%        1.28%    -4.33% to   -3.23%
2010                   23,853,701  9.31   to     9.67      283,683,043       1.15% to 2.30%        0.13%    13.06% to   14.37%
Invesco VI Growth and Income Fund Series II
2014                   27,664,310 14.52   to    15.81      523,816,386       1.15% to 2.30%        1.46%     7.46% to    8.71%
2013                   31,574,780 13.52   to    14.54      559,065,143       1.15% to 2.30%        1.27%    30.74% to   32.24%
2012                   37,352,836 10.34   to    10.99      507,496,457       1.15% to 2.30%        1.29%    11.74% to   13.04%
2011                   39,373,354  9.25   to     9.73      485,240,590       1.15% to 2.30%        1.04%    -4.48% to   -3.38%
2010                   36,084,513  9.69   to    10.07      483,038,980       1.15% to 2.30%        0.10%     9.64% to   10.91%
Ivy Funds VIP Asset Strategy (5)
2014                        1,077                9.53           10,317                1.40%        0.00%                -4.68%
Franklin Income Securities Fund Class 2
2014                   12,250,257 12.76   to    13.91      165,202,869       1.15% to 2.30%        5.14%     2.24% to    3.47%
2013                   11,538,863 12.48   to    13.40      150,921,881       1.15% to 2.30%        6.45%    11.36% to   12.64%
2012                   10,906,862 11.21   to    11.90      127,193,425       1.15% to 2.30%        6.41%    10.08% to   11.36%
2011                    9,098,783 10.18   to    10.68       95,709,571       1.15% to 2.30%        5.37%     0.04% to    1.21%
2010                    4,540,183 10.18   to    10.56       47,357,563       1.15% to 2.30%        6.03%     9.89% to   11.38%
Franklin Strategic Income VIP Fund (5)
2014                        1,059                9.71           10,403                1.40%        0.00%                -2.91%
Franklin Templeton VIP Founding Funds Allocations Fund Class 2
2014                    4,543,641 11.87   to    12.87       56,850,080       1.15% to 2.30%        2.79%     0.51% to    1.67%
2013                    4,268,985 11.81   to    12.66       52,738,368       1.15% to 2.30%       12.11%    20.97% to   22.36%
2012                    4,403,773  9.77   to    10.35       44,629,639       1.15% to 2.30%        2.78%    12.71% to   14.01%
2011                    4,603,619  8.66   to     9.08       41,094,450       1.15% to 2.30%        0.02%    -3.82% to   -2.67%
2010                    3,952,710  9.01   to     9.32       36,380,043       1.15% to 2.30%        2.29%     7.43% to    8.99%
Columbia VP Marsico Focused Equities Fund Class 1
2014                    1,730,581 16.97   to    18.29       31,162,661       1.52% to 2.17%        0.49%    10.04% to   10.76%
2013                    1,989,375 15.42   to    16.51       32,381,678       1.52% to 2.17%        0.43%    35.15% to   36.02%
2012                    2,462,182 11.41   to    12.14       29,503,319       1.52% to 2.17%        0.37%     9.63% to   10.34%
2011                    2,932,795 10.41   to    11.00       31,888,262       1.52% to 2.17%        0.42%    -4.84% to   -4.08%
2010                    3,687,487 10.94   to    11.47       41,882,170       1.52% to 2.17%        0.45%    15.84% to   16.93%
Columbia VP Marsico 21st Century Fund Class 1
2014                       51,756 21.17   to    21.91        1,127,137       1.52% to 2.02%        0.00%     7.15% to    7.42%
2013                       56,316 19.76   to    20.40        1,142,130       1.52% to 2.02%        0.41%    39.94% to   40.29%
2012                       75,938 13.82   to    14.54        1,099,367       1.52% to 2.02%        0.00%     8.99% to    9.70%
2011                       96,971 12.68   to    13.25        1,280,717       1.52% to 2.02%        0.00%   -14.02% to  -13.26%
2010                      107,059 14.75   to    15.28        1,631,456       1.52% to 2.02%        0.00%    14.52% to   15.64%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2014, 2013, 2012, 2011, and 2010, follows:

                                     At December 31                                For the year ended December 31
                       -------------------------------------------------   ----------------------------------------------
                                                                                               Investment
                                 Unit Value Lowest to                                            Income   Total Return Lowest
                         Units    Highest ($)          Net Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/  to Highest/ (3)/
                       --------- --------------------  ------------------  -----------------   ---------- -----------------
Columbia VP Marsico Growth Fund Class 1
2014                     127,401 16.10   to    16.66        2,109,250       1.52% to 2.02%        0.21%     7.50% to    7.77%
2013                     152,422 14.98   to    15.46        2,344,258       1.52% to 2.02%        0.24%    33.27% to   33.60%
2012                     190,965 10.80   to    11.57        2,200,594       1.52% to 2.02%        0.66%     8.03% to   10.54%
2011                     248,363 10.00   to    10.47        2,590,925       1.52% to 2.02%        0.28%    -5.00% to   -4.11%
2010                     323,404 10.53   to    10.91        3,520,564       1.52% to 2.02%        0.12%    18.71% to   19.71%
Columbia VP Marsico International Opportunities Fund Class 2
2014                      94,610 18.22   to    18.82        1,775,008       1.52% to 2.02%        0.03%    -6.76% to   -6.53%
2013                     108,715 19.54   to    20.13        2,183,096       1.52% to 2.02%        0.39%    18.29% to   18.59%
2012                     142,991 16.09   to    16.97        2,422,378       1.52% to 2.02%        0.90%    14.26% to   15.84%
2011                     198,806 14.08   to    14.65        2,907,894       1.52% to 2.02%        0.78%   -18.15% to  -17.45%
2010                     248,600 17.21   to    17.75        4,403,401       1.52% to 2.02%        0.69%    11.11% to   12.01%
Sterling Capital Select Equity VIF
2014                      76,033 10.89   to    11.65          874,117       1.52% to 2.17%        1.96%     2.05% to    2.51%
2013                      92,189 10.68   to    11.36        1,036,586       1.52% to 2.17%        1.20%    15.68% to   15.97%
2012                     110,190  9.24   to     9.80        1,069,734       1.52% to 2.17%        0.98%    12.55% to   12.65%
2011                     161,090  8.20   to     8.71        1,391,970       1.52% to 2.17%        1.09%    -6.52% to   -5.48%
2010                     190,884  8.78   to     9.21        1,745,230       1.52% to 2.17%        1.27%     8.98% to   10.24%
Sterling Capital Special Opportunities VIF
2014                     429,990 21.88   to    22.94        9,805,098       1.52% to 2.17%        0.05%    13.67% to   14.24%
2013                     542,417 19.25   to    20.08       10,830,520       1.52% to 2.17%        0.07%    24.29% to   24.91%
2012                     718,972 15.50   to    16.08       11,496,176       1.52% to 2.17%        0.26%    12.45% to   12.60%
2011                     916,394 13.78   to    14.28       13,013,539       1.52% to 2.17%        0.00%    -5.60% to   -4.99%
2010                   1,035,403 14.60   to    15.03       15,483,642       1.52% to 2.17%        0.06%    13.58% to   14.48%
Sterling Capital Strategic Allocation Equity VIF /(6)/
2014                          --    --   to       --               --       1.52% to 2.17%        0.00%     0.00% to    0.00%
2013                          --    --   to       --               --       1.52% to 2.17%        0.07%     0.00% to    0.00%
2012                     144,790  9.86   to    10.41        1,498,142       1.52% to 2.17%        0.89%    11.67% to   11.70%
2011                     167,616  8.83   to     9.32        1,554,013       1.52% to 2.17%        0.79%    -9.55% to   -8.72%
2010                     198,013  9.76   to    10.21        2,012,635       1.52% to 2.17%        1.52%    12.22% to   13.24%
Sterling Capital Total Return Bond VIF
2014                     440,431 12.75   to    13.59        5,964,004       1.52% to 2.17%        3.17%     3.38% to    3.85%
2013                     488,808 12.33   to    13.08        6,373,390       1.52% to 2.17%        3.09%    -3.14% to   -3.05%
2012                     557,546 12.92   to    13.49        7,502,837       1.52% to 2.17%        2.84%     4.50% to    5.03%
2011                     600,917 12.30   to    12.91        7,732,666       1.52% to 2.17%        3.63%     4.13% to    4.50%
2010                     750,050 11.82   to    12.36        9,243,994       1.52% to 2.17%        3.85%     5.35% to    6.10%
AST Growth Portfolio Class 1
2014                   1,641,387 47.22   to    48.89       80,179,098       1.52% to 1.77%        0.54%     5.56% to    5.83%
2013                   1,963,129 44.73   to    46.20       90,632,280       1.52% to 1.77%        0.78%    32.81% to   33.14%
2012                   2,271,526 33.68   to    34.70       78,772,999       1.52% to 1.77%        0.56%    11.96% to   12.24%
2011                   2,722,805 30.08   to    30.92       84,129,487       1.52% to 1.77%        0.72%    -7.90% to   -7.67%
2010                   3,315,995 32.66   to    33.48      110,972,743       1.52% to 1.77%        0.69%    12.14% to   12.42%
AST Growth Portfolio Class 2
2014                     480,301 45.40   to    48.00       22,890,888       1.52% to 1.97%        0.40%     5.20% to    5.67%
2013                     557,541 43.16   to    45.42       25,167,652       1.52% to 1.97%        0.61%    32.35% to   32.94%
2012                     703,753 32.61   to    34.17       23,923,993       1.52% to 1.97%        0.39%    11.57% to   12.08%
2011                     863,723 29.23   to    30.49       26,217,903       1.52% to 1.97%        0.54%    -8.22% to   -7.81%
2010                   1,065,457 31.84   to    33.07       35,104,300       1.52% to 1.97%        0.58%    11.75% to   12.26%
AST Growth Portfolio Class 3
2014                   2,865,165 14.61   to    15.67      103,500,385       1.15% to 2.30%        0.30%     4.91% to    5.96%
2013                   3,156,786 13.92   to    14.79      113,886,341       1.15% to 2.30%        0.54%    31.98% to   33.30%
2012                   3,811,288 10.21   to    11.09      107,879,000       1.15% to 2.30%        0.29%     9.61% to   12.38%
2011                   4,240,566  9.31   to     9.87      112,152,534       1.15% to 2.30%        0.45%    -8.74% to   -7.56%
2010                   4,614,824 10.20   to    10.68      139,438,193       1.15% to 2.30%        0.50%    10.84% to   12.56%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2014, 2013, 2012, 2011, and 2010, follows:

                                      At December 31                                For the year ended December 31
                       --------------------------------------------------   ----------------------------------------------
                                                                                                Investment
                                  Unit Value Lowest to                                            Income   Total Return Lowest
                         Units     Highest ($)          Net Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/  to Highest/ (3)/
                       ---------- --------------------  ------------------  -----------------   ---------- -----------------
AST Government and Quality Bond Portfolio Class 1
2014                    3,791,180 20.74   to    21.48       80,943,079       1.52% to 1.77%        1.83%     3.32% to    3.58%
2013                    4,435,744 20.07   to    20.73       91,347,684       1.52% to 1.77%        2.34%    -3.81% to   -3.56%
2012                    5,343,112 14.25   to    21.50      114,136,242       1.52% to 1.77%        2.24%     1.97% to    2.23%
2011                    6,242,049 13.98   to    21.03      130,486,125       1.52% to 1.77%        3.08%     5.21% to    5.47%
2010                    7,751,361 13.28   to    19.94      153,478,309       1.52% to 1.77%        3.98%     3.15% to    3.41%
AST Government and Quality Bond Portfolio Class 2
2014                    1,761,628 19.90   to    21.05       36,871,794       1.52% to 1.97%        1.66%     2.96% to    3.43%
2013                    2,106,669 19.33   to    20.35       42,659,536       1.52% to 1.97%        2.12%    -4.14% to   -3.71%
2012                    2,454,974 20.16   to    21.17       51,673,486       1.52% to 1.97%        2.05%     1.61% to    2.07%
2011                    2,894,272 19.84   to    20.74       59,710,741       1.52% to 1.97%        2.88%     4.84% to    5.31%
2010                    3,615,043 18.93   to    19.69       70,840,016       1.52% to 1.97%        3.77%     2.79% to    3.25%
AST Government and Quality Bond Portfolio Class 3
2014                   33,515,084 11.60   to    12.62      556,008,094       1.15% to 2.30%        1.65%     2.52% to    3.71%
2013                   36,451,502 11.32   to    12.17      599,998,696       1.15% to 2.30%        2.12%    -4.55% to   -3.45%
2012                   35,919,014 11.86   to    12.60      631,222,456       1.15% to 2.30%        2.05%     1.18% to    2.35%
2011                   33,622,521 11.72   to    12.31      607,330,250       1.15% to 2.30%        2.97%     4.39% to    5.60%
2010                   33,724,258 11.23   to    11.66      614,635,115       1.15% to 2.30%        3.69%     2.34% to    3.53%
AST Capital Appreciation Portfolio Class 1
2014                    3,471,675 85.86   to    88.93      303,798,648       1.52% to 1.77%        0.00%    13.22% to   13.50%
2013                    3,993,983 20.52   to    78.35      308,056,100       1.52% to 1.77%        0.00%    33.44% to   33.78%
2012                    4,724,022 15.38   to    58.57      272,256,449       1.52% to 1.77%        0.00%    21.72% to   22.02%
2011                    5,559,287 12.63   to    48.00      262,968,434       1.52% to 1.77%        0.00%    -8.68% to   -8.45%
2010                    6,597,464 13.83   to    52.43      339,813,674       1.52% to 1.77%        0.13%    20.58% to   20.88%
AST Capital Appreciation Portfolio Class 2
2014                      582,777 83.38   to    88.49       50,614,579       1.40% to 1.97%        0.00%    12.83% to   13.47%
2013                      702,652 73.91   to    77.98       53,896,333       1.40% to 1.97%        0.00%    32.98% to   33.74%
2012                      871,835 55.58   to    58.31       50,117,932       1.40% to 1.97%        0.00%    21.29% to   21.99%
2011                    1,074,162 45.82   to    47.80       50,722,731       1.40% to 1.97%        0.00%    -9.00% to   -8.48%
2010                    1,297,490 50.35   to    52.23       67,059,315       1.40% to 1.97%        0.02%    20.16% to   20.84%
AST Capital Appreciation Portfolio Class 3
2014                   10,550,598 20.56   to    22.50      447,124,602       1.15% to 2.30%        0.00%    12.34% to   13.64%
2013                   11,227,421 18.31   to    19.80      454,840,165       1.15% to 2.30%        0.00%    32.41% to   33.94%
2012                   12,383,454 13.82   to    14.78      406,740,869       1.15% to 2.30%        0.00%    20.77% to   22.17%
2011                   12,477,127 11.45   to    12.10      377,129,549       1.15% to 2.30%        0.00%    -9.39% to   -8.34%
2010                    9,407,507 12.63   to    13.20      399,561,339       1.15% to 2.30%        0.00%    19.65% to   21.03%
AST Natural Resources Portfolio Class 1
2014                      786,603 38.17   to    39.53       31,068,567       1.52% to 1.77%        1.16%   -19.96% to  -19.76%
2013                      896,929 47.69   to    49.26       44,152,161       1.52% to 1.77%        0.90%     3.95% to    4.21%
2012                    1,083,860 45.88   to    47.27       51,203,446       1.52% to 1.77%        1.07%     1.70% to    1.96%
2011                    1,334,816 45.11   to    46.36       61,850,374       1.52% to 1.77%        0.67%   -21.66% to  -21.47%
2010                    1,557,073 57.58   to    59.04       91,874,923       1.52% to 1.77%        0.88%    14.16% to   14.45%
AST Natural Resources Portfolio Class 2
2014                      202,008 36.71   to    38.83        7,757,067       1.52% to 1.97%        0.95%   -20.24% to  -19.88%
2013                      218,887 46.02   to    48.46       10,503,909       1.52% to 1.97%        0.78%     3.58% to    4.05%
2012                      250,776 44.43   to    46.66       11,581,109       1.52% to 1.97%        0.85%     1.35% to    1.81%
2011                      306,705 43.84   to    45.83       13,926,958       1.52% to 1.97%        0.50%   -21.93% to  -21.58%
2010                      354,974 56.16   to    58.45       20,577,924       1.52% to 1.97%        0.77%    13.77% to   14.27%
AST Natural Resources Portfolio Class 3
2014                    4,537,357  7.72   to     8.62       86,960,927       1.15% to 2.30%        0.79%   -20.58% to  -19.66%
2013                    4,173,885  9.72   to    10.73      108,369,729       1.15% to 2.30%        0.70%     3.14% to    4.33%
2012                    4,379,024  9.42   to    10.29      118,286,496       1.15% to 2.30%        0.80%     0.91% to    2.08%
2011                    4,279,355  9.34   to    10.08      126,949,654       1.15% to 2.30%        0.44%   -22.59% to  -21.37%
2010                    3,317,100 12.07   to    12.82      157,516,099       1.15% to 2.30%        0.70%    11.91% to   14.59%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2014, 2013, 2012, 2011, and 2010, follows:

                                      At December 31                               For the year ended December 31
                       --------------------------------------------------   -----------------------------------------------
                                                                                                Investment
                                  Unit Value Lowest to                                            Income   Total Return Lowest
                         Units     Highest ($)          Net Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/ to Highest/ (3)/
                       ---------- --------------------  ------------------  -----------------   ---------- ------------------
SAST Small Company Value Portfolio Class 3
2014                   13,458,183 14.50   to    15.75      195,803,515       1.15% to 2.30%        0.07%   -2.50%  to   -1.37%
2013                   14,289,780 14.87   to    15.97      210,934,543       1.15% to 2.30%        0.67%   31.97%  to   33.49%
2012                   17,184,541 11.27   to    11.97      190,331,364       1.15% to 2.30%        0.24%   14.89%  to   16.23%
2011                   17,898,761  9.81   to    10.29      170,417,984       1.15% to 2.30%        0.25%   -5.66%  to   -4.57%
2010                   13,788,567 10.40   to    10.79      136,217,238       1.15% to 2.30%        0.48%   23.61%  to   25.04%
SAST Mid-Cap Growth Portfolio Class 1
2014                    1,917,446 19.06   to    19.74       37,555,080       1.52% to 1.77%        0.00%    9.32%  to    9.59%
2013                    2,246,993 17.44   to    18.01       40,169,622       1.52% to 1.77%        0.00%   39.92%  to   40.27%
2012                    2,712,118  7.43   to    12.84       34,512,094       1.52% to 1.77%        0.00%   14.02%  to   14.30%
2011                    3,150,103  6.52   to    11.23       35,043,178       1.52% to 1.77%        0.00%   -7.58%  to   -7.35%
2010                    3,809,894  7.05   to    12.13       45,703,076       1.52% to 1.77%        0.00%   23.26%  to   23.56%
SAST Mid-Cap Growth Portfolio Class 2
2014                      848,710 18.27   to    19.70       16,313,282       1.40% to 1.97%        0.00%    8.93%  to    9.56%
2013                    1,015,183 16.77   to    17.98       17,850,590       1.40% to 1.97%        0.00%   39.43%  to   40.23%
2012                    1,231,749 12.03   to    12.82       15,478,572       1.40% to 1.97%        0.00%   13.62%  to   14.27%
2011                    1,470,105 10.59   to    11.22       16,199,999       1.40% to 1.97%        0.00%   -7.90%  to   -7.38%
2010                    1,843,496 11.49   to    12.11       21,973,145       1.40% to 1.97%        0.00%   22.83%  to   23.53%
SAST Mid-Cap Growth Portfolio Class 3
2014                    6,145,552 18.49   to    20.08      117,640,080       1.15% to 2.30%        0.00%    8.47%  to    9.72%
2013                    6,681,662 17.05   to    18.30      116,935,074       1.15% to 2.30%        0.00%   38.84%  to   40.44%
2012                    8,000,603 12.28   to    13.03      100,053,921       1.15% to 2.30%        0.00%   13.13%  to   14.44%
2011                    8,396,213 10.86   to    11.39       91,978,433       1.15% to 2.30%        0.00%   -8.30%  to   -7.24%
2010                    7,130,205 11.84   to    12.27       84,256,397       1.15% to 2.30%        0.00%   22.30%  to   23.71%
SAST Capital Growth Portfolio Class 1
2014                      473,522 10.77   to    11.15        5,270,606       1.52% to 1.77%        0.09%    6.69%  to    6.95%
2013                      537,506 10.09   to    10.43        5,594,508       1.52% to 1.77%        0.76%   26.99%  to   27.31%
2012                      652,754  7.95   to     8.19        5,335,678       1.52% to 1.77%        0.41%   11.92%  to   12.20%
2011                      755,156  7.10   to     7.30        5,501,152       1.52% to 1.77%        0.00%   -3.05%  to   -2.80%
2010                      921,727  7.32   to     7.51        6,911,604       1.52% to 1.77%        0.00%    7.32%  to    7.59%
SAST Capital Growth Portfolio Class 2
2014                      144,114 10.35   to    10.94        1,560,618       1.52% to 1.97%        0.00%    6.32%  to    6.79%
2013                      204,675  9.73   to    10.24        2,079,030       1.52% to 1.97%        0.61%   26.55%  to   27.12%
2012                      256,021  7.69   to     8.06        2,049,678       1.52% to 1.97%        0.27%   11.53%  to   12.04%
2011                      294,473  6.90   to     7.19        2,105,184       1.52% to 1.97%        0.00%   -3.39%  to   -2.95%
2010                      315,104  7.14   to     7.41        2,323,617       1.52% to 1.97%        0.00%    6.94%  to    7.43%
SAST Capital Growth Portfolio Class 3
2014                    3,863,112 10.16   to    14.82       42,903,142       1.15% to 2.30%        0.00%    6.00%  to    7.08%
2013                    4,479,417  9.58   to    13.84       46,442,265       1.15% to 2.30%        0.56%   26.17%  to   27.46%
2012                    5,331,320 10.14   to    10.86       43,426,795       1.15% to 2.30%        0.16%   11.05%  to   12.34%
2011                    5,999,371  9.13   to     9.66       43,383,733       1.15% to 2.30%        0.00%   -3.85%  to   -2.69%
2010                    6,772,753  9.49   to     9.93       50,326,688       1.15% to 2.30%        0.00%    6.14%  to    7.72%
SAST Blue Chip Growth Portfolio Class 1
2014                      839,118  9.20   to     9.52        8,065,086       1.52% to 1.77%        0.05%    9.96%  to   10.23%
2013                      843,535  8.36   to     8.64        7,363,497       1.52% to 1.77%        0.34%   31.62%  to   31.95%
2012                    1,001,520  6.35   to     7.96        6,615,429       1.52% to 1.77%        0.00%    9.62%  to    9.89%
2011                    1,414,787  5.80   to     7.25        8,492,720       1.52% to 1.77%        0.22%   -7.25%  to   -7.01%
2010                    1,151,423  6.25   to     7.79        7,453,970       1.52% to 1.77%        0.29%   10.54%  to   10.82%
SAST Blue Chip Growth Portfolio Class 2
2014                      309,675  8.85   to     9.36        2,879,201       1.52% to 1.97%        0.00%    9.57%  to   10.07%
2013                      357,368  8.08   to     8.50        3,022,372       1.52% to 1.97%        0.18%   31.16%  to   31.75%
2012                      453,203  6.16   to     6.45        2,909,843       1.52% to 1.97%        0.00%    9.23%  to    9.73%
2011                      529,797  5.64   to     5.88        3,100,051       1.52% to 1.97%        0.08%   -7.57%  to   -7.15%
2010                      690,860  6.10   to     6.33        4,356,876       1.52% to 1.97%        0.15%   10.18%  to   10.66%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2014, 2013, 2012, 2011, and 2010, follows:

                                      At December 31                               For the year ended December 31
                       --------------------------------------------------   -----------------------------------------------
                                                                                                Investment
                                  Unit Value Lowest to                                            Income   Total Return Lowest
                         Units     Highest ($)          Net Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/ to Highest/ (3)/
                       ---------- --------------------  ------------------  -----------------   ---------- ------------------
SAST Blue Chip Growth Portfolio Class 3
2014                    7,120,286 14.80   to    16.22       85,641,538       1.15% to 2.30%        0.00%    9.10%  to   10.36%
2013                    7,376,713 13.57   to    14.69       78,662,929       1.15% to 2.30%        0.12%   30.60%  to   32.11%
2012                    8,504,608 10.39   to    11.12       67,936,175       1.15% to 2.30%        0.00%    8.76%  to   10.02%
2011                    8,452,553  9.55   to    10.11       60,434,273       1.15% to 2.30%        0.01%   -7.97%  to   -6.90%
2010                    5,831,160 10.38   to    10.86       41,946,401       1.15% to 2.30%        0.09%    9.69%  to   10.95%
SAST Growth Opportunities Portfolio Class 1
2014                      950,542  9.12   to     9.44        8,962,471       1.52% to 1.77%        0.00%    1.91%  to    2.16%
2013                    1,238,477  8.95   to     9.24       11,433,943       1.52% to 1.77%        0.00%   35.38%  to   35.72%
2012                    1,481,738  6.61   to     6.81       10,081,037       1.52% to 1.77%        0.00%   15.50%  to   15.79%
2011                    1,924,462  5.73   to     5.88       11,308,089       1.52% to 1.77%        0.00%   -4.08%  to   -3.84%
2010                    2,049,362  5.97   to     6.12       12,523,208       1.52% to 1.77%        0.00%   22.16%  to   22.46%
SAST Growth Opportunities Portfolio Class 2
2014                      374,713  8.75   to     9.27        3,444,199       1.52% to 1.97%        0.00%    1.55%  to    2.01%
2013                      444,075  8.62   to     9.09        4,007,411       1.52% to 1.97%        0.00%   34.91%  to   35.51%
2012                      590,431  6.39   to     6.71        3,935,759       1.52% to 1.97%        0.00%   15.10%  to   15.62%
2011                      716,500  5.55   to     5.80        4,136,876       1.52% to 1.97%        0.00%   -4.42%  to   -3.98%
2010                      822,537  5.80   to     6.04        4,946,927       1.52% to 1.97%        0.00%   21.73%  to   22.28%
SAST Growth Opportunities Portfolio Class 3
2014                   13,426,390 16.82   to    18.31      163,518,392       1.15% to 2.30%        0.00%    1.12%  to    2.29%
2013                   15,734,010 16.64   to    17.90      183,849,459       1.15% to 2.30%        0.00%   34.33%  to   35.88%
2012                   20,098,658 12.38   to    13.18      169,921,760       1.15% to 2.30%        0.00%   14.60%  to   15.93%
2011                   21,144,879 10.81   to    11.37      149,800,724       1.15% to 2.30%        0.00%   -4.83%  to   -3.73%
2010                   16,138,862 11.35   to    11.81      107,540,605       1.15% to 2.30%        0.00%   21.20%  to   22.61%
SAST Technology Portfolio Class 1
2014                    2,865,982  3.55   to     3.68       10,521,188       1.52% to 1.77%        0.00%   22.65%  to   22.96%
2013                    3,015,476  2.89   to     2.99        9,002,990       1.52% to 1.77%        0.00%   23.68%  to   23.99%
2012                    3,506,802  2.34   to     2.41        8,444,567       1.52% to 1.77%        0.00%    5.87%  to    6.14%
2011                    3,930,256  2.21   to     2.27        8,920,359       1.52% to 1.77%        0.00%   -7.04%  to   -6.81%
2010                    4,925,859  2.38   to     2.44       11,995,754       1.52% to 1.77%        0.00%   18.16%  to   18.45%
SAST Technology Portfolio Class 2
2014                      849,096  3.40   to     3.66        3,037,861       1.40% to 1.97%        0.00%   22.22%  to   22.92%
2013                      932,586  2.78   to     2.98        2,719,453       1.40% to 1.97%        0.00%   23.25%  to   23.95%
2012                    1,115,091  2.26   to     2.40        2,629,506       1.40% to 1.97%        0.00%    5.50%  to    6.11%
2011                    1,332,185  2.14   to     2.26        2,966,373       1.40% to 1.97%        0.00%   -7.36%  to   -6.84%
2010                    1,752,932  2.31   to     2.43        4,196,017       1.40% to 1.97%        0.00%   17.75%  to   18.42%
SAST Technology Portfolio Class 3
2014                    5,490,784 15.15   to    16.57       30,545,733       1.15% to 2.30%        0.00%   21.70%  to   23.10%
2013                    5,907,349 12.45   to    13.46       24,372,613       1.15% to 2.30%        0.00%   22.72%  to   24.14%
2012                    6,779,977 10.14   to    10.84       20,098,275       1.15% to 2.30%        0.00%    5.06%  to    6.27%
2011                    8,182,996  9.66   to    10.20       20,765,489       1.15% to 2.30%        0.00%   -7.64%  to   -6.70%
2010                    9,020,725 10.46   to    10.94       22,424,712       1.15% to 2.30%        0.00%   17.26%  to   18.60%
SAST Marsico Focused Growth Portfolio Class 1
2014                      841,411 17.69   to    18.33       15,378,182       1.52% to 1.77%        0.01%    9.28%  to    9.55%
2013                    1,017,407 16.19   to    16.73       16,978,777       1.52% to 1.77%        0.21%   32.34%  to   32.67%
2012                    1,080,147 12.23   to    12.61       13,583,091       1.52% to 1.77%        0.29%    9.30%  to    9.57%
2011                    1,183,856 11.19   to    11.51       13,591,254       1.52% to 1.77%        0.31%   -3.17%  to   -2.92%
2010                    1,461,419 11.56   to    11.86       17,285,173       1.52% to 1.77%        0.40%   15.35%  to   15.64%
SAST Marsico Focused Growth Portfolio Class 2
2014                      720,343 17.40   to    17.96       12,871,166       1.52% to 1.77%        0.00%    9.12%  to    9.39%
2013                      901,697 15.94   to    16.42       14,745,650       1.52% to 1.77%        0.05%   32.14%  to   32.47%
2012                    1,068,902 12.06   to    12.39       13,201,509       1.52% to 1.77%        0.11%    9.13%  to    9.41%
2011                    1,269,464 11.05   to    11.33       14,335,763       1.52% to 1.77%        0.18%   -3.31%  to   -3.07%
2010                    1,643,643 11.43   to    11.69       19,157,098       1.52% to 1.77%        0.28%   15.18%  to   15.47%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2014, 2013, 2012, 2011, and 2010, follows:

                              At December 31                                     For the year ended December 31
               --------------------------------------------------   ---------------------------------------------------
                                                                                        Investment
                          Unit Value Lowest to                                            Income       Total Return Lowest
                 Units     Highest ($)          Net Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/       to Highest/ (3)/
               ---------- --------------------  ------------------  -----------------   ---------- ----------------------
SAST Marsico Focused Growth Portfolio Class 3
2014            6,707,363 15.53   to    16.94      113,285,776       1.15% to 2.30%        0.00%     8.43%      to    9.69%
2013            7,026,877 14.32   to    15.44      109,092,849       1.15% to 2.30%        0.01%    31.32%      to   32.83%
2012            7,337,632 10.91   to    11.63       86,274,279       1.15% to 2.30%        0.11%     8.45%      to    9.70%
2011            6,731,029 10.06   to    10.60       72,839,011       1.15% to 2.30%        0.12%    -3.92%      to   -2.81%
2010            4,976,678 10.47   to    10.90       56,367,195       1.15% to 2.30%        0.23%    14.46%      to   15.78%
SAST Small & Mid Cap Value Portfolio Class 2
2014              552,250 29.68   to    31.40       17,239,857       1.52% to 1.97%        0.63%     6.84%      to    7.33%
2013              700,302 27.78   to    29.26       20,393,339       1.52% to 1.97%        0.35%    34.91%      to   35.52%
2012              899,543 20.59   to    21.59       19,344,277       1.52% to 1.97%        0.39%    16.11%      to   16.63%
2011            1,089,065 17.74   to    18.51       20,087,288       1.52% to 1.97%        0.12%    -9.92%      to   -9.51%
2010            1,352,751 19.69   to    20.45       27,587,624       1.52% to 1.97%        0.24%    23.21%      to   23.76%
SAST Small & Mid Cap Value Portfolio Class 3
2014           19,506,963 17.69   to    19.20      471,312,873       1.15% to 2.30%        0.58%     6.39%      to    7.62%
2013           22,482,583 16.62   to    17.84      517,039,466       1.15% to 2.30%        0.26%    34.33%      to   35.88%
2012           27,131,938 12.38   to    13.13      468,586,899       1.15% to 2.30%        0.37%    15.61%      to   16.95%
2011           27,994,808 10.70   to    11.23      430,137,080       1.15% to 2.30%        0.13%   -10.31%      to   -9.27%
2010           21,707,355 11.93   to    12.37      403,160,331       1.15% to 2.30%        0.20%    22.68%      to   24.09%
SAST Foreign Value Portfolio Class 2
2014            1,008,127 18.04   to    19.32       19,417,993       1.52% to 1.97%        1.01%    -8.69%      to   -8.28%
2013            1,182,233 19.75   to    21.07       24,841,804       1.52% to 1.97%        1.70%    20.81%      to   21.35%
2012            1,444,664 16.35   to    17.36       25,027,854       1.52% to 1.97%        1.84%    17.08%      to   17.61%
2011            1,727,533 13.97   to    14.76       25,454,553       1.52% to 1.97%        1.41%   -13.49%      to  -13.10%
2010            2,061,571 16.14   to    16.99       34,959,236       1.52% to 1.97%        1.81%     1.02%      to    1.48%
SAST Foreign Value Portfolio Class 3
2014           33,869,805 10.25   to    11.14      473,506,742       1.15% to 2.30%        0.98%    -9.09%      to   -8.03%
2013           33,840,654 11.27   to    12.11      529,074,266       1.15% to 2.30%        1.65%    20.29%      to   21.67%
2012           37,450,248  9.37   to     9.95      492,880,572       1.15% to 2.30%        1.87%    16.57%      to   17.92%
2011           38,431,577  8.04   to     8.44      446,498,835       1.15% to 2.30%        1.54%   -13.86%      to  -12.86%
2010           25,903,108  9.33   to     9.68      387,974,778       1.15% to 2.30%        1.94%     0.59%      to    1.75%
SAST VCP Value Portfolio Class 3
2014           17,844,802 11.61   to    11.81      209,560,765       1.15% to 2.15%        1.42%     5.95%      to    7.01%
2013            4,907,424 10.96   to    11.03       54,020,433                1.40%        0.44%     9.58%      to   10.32%
SAST VCP Total Return Balanced Portfolio Class 3
2014           17,179,189 10.18   to    11.20      194,628,123       1.10% to 2.15%        0.00%     1.78%      to    3.97%
2013            4,772,124 10.77   to    10.85       51,642,050                1.40%        1.02%     7.73%      to    8.45%
SAST Protected Asset Allocation SAST Portfolio Class 3
2014           21,300,859 11.87   to    12.14      256,821,376       1.15% to 2.30%        0.46%     0.51%      to    1.52%
2013            8,833,845 11.81   to    11.96      105,219,286       1.15% to 2.30%        0.08%    17.61%      to   19.58%
2012              493,947 10.04   to    10.07        4,969,379       1.15% to 2.30%        0.00%     0.39%      to    0.67%
SAST American Funds Growth Portfolio Class 3
2014           19,407,765 14.42   to    15.66      294,153,090       1.15% to 2.30%        0.60%     5.73%      to    6.95%
2013           20,980,181 13.64   to    14.64      298,538,080       1.15% to 2.30%        0.48%    26.80%      to   28.26%
2012           23,791,952 10.75   to    11.42      265,109,166       1.15% to 2.30%        0.33%    14.88%      to   16.21%
2011           24,363,939  9.36   to     9.82      234,636,328       1.15% to 2.30%        0.35%    -6.74%      to   -5.66%
2010           19,719,559 10.04   to    10.41      202,206,183       1.15% to 2.30%        0.26%    15.64%      to   16.97%
SAST American Funds Global Growth Portfolio Class 3
2014           27,628,071 11.48   to    14.74      426,715,336       1.15% to 2.30%        0.91%    -0.35%      to   14.81%
2013           29,461,573 14.79   to    15.90      452,930,380       1.15% to 2.30%        0.57%    25.91%      to   27.36%
2012           33,333,147 11.75   to    12.48      403,842,179       1.15% to 2.30%        1.01%    19.45%      to   20.84%
2011           34,862,372  9.84   to    10.33      350,782,674       1.15% to 2.30%        0.84%   -11.21%      to  -10.18%
2010           22,149,625 11.08   to    11.50      248,702,974       1.15% to 2.30%        0.74%     8.87%      to   10.13%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2014, 2013, 2012, 2011, and 2010, follows:

                              At December 31                               For the year ended December 31
               --------------------------------------------------   -----------------------------------------------
                                                                                        Investment
                          Unit Value Lowest to                                            Income   Total Return Lowest
                 Units     Highest ($)          Net Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/ to Highest/ (3)/
               ---------- --------------------  ------------------  -----------------   ---------- ------------------
SAST American Funds Growth-Income Portfolio Class 3
2014           16,302,164 12.46   to    14.28      242,403,728       1.15% to 2.30%        0.97%    7.77%  to   24.57%
2013           17,447,565 13.25   to    14.23      238,480,333       1.15% to 2.30%        1.21%   30.08%  to   31.58%
2012           20,191,869 10.19   to    10.82      210,222,189       1.15% to 2.30%        1.23%   14.49%  to   15.81%
2011           21,043,610  8.90   to     9.34      189,664,824       1.15% to 2.30%        1.00%   -4.36%  to   -3.26%
2010           18,469,523  9.30   to     9.66      172,304,601       1.15% to 2.30%        1.08%    8.54%  to    9.80%
SAST American Funds Asset Allocation Portfolio Class 3
2014           11,116,845 13.73   to    14.97      161,322,873       1.15% to 2.30%        1.03%    2.69%  to    3.88%
2013           10,832,171 13.38   to    14.41      151,830,987       1.15% to 2.30%        1.40%   20.56%  to   21.95%
2012           10,706,139 11.09   to    11.81      123,436,538       1.15% to 2.30%        1.38%   13.14%  to   14.45%
2011           10,022,864  9.81   to    10.32      101,357,620       1.15% to 2.30%        1.16%   -1.31%  to   -0.17%
2010            7,176,929  9.94   to    10.34       72,974,449       1.15% to 2.30%        1.36%    9.41%  to   10.72%
SAST Cash Management Portfolio Class 1
2014            3,174,252 11.96   to    12.39       39,219,947       1.52% to 1.77%        0.00%   -2.03%  to   -1.79%
2013            3,325,725 12.21   to     9.75       41,819,465       1.52% to 1.77%        0.00%   -2.01%  to   -1.76%
2012            3,574,882  9.71   to    12.84       45,782,409       1.52% to 1.77%        0.00%   -2.00%  to   -1.75%
2011            4,708,811  9.90   to    13.07       61,353,836       1.52% to 1.77%        0.00%   -2.02%  to   -1.78%
2010            6,259,934 10.11   to    13.30       83,078,100       1.52% to 1.77%        0.00%   -1.98%  to   -1.74%
SAST Cash Management Portfolio Class 2
2014              789,819 11.49   to    12.14        9,535,730       1.52% to 1.97%        0.00%   -2.37%  to   -1.93%
2013            1,175,932 11.77   to    12.38       14,481,861       1.52% to 1.97%        0.00%   -2.35%  to   -1.91%
2012            1,312,942 12.05   to    12.62       16,506,599       1.52% to 1.97%        0.00%   -2.34%  to   -1.90%
2011            1,616,873 12.34   to    12.87       20,728,242       1.52% to 1.97%        0.00%   -2.37%  to   -1.93%
2010            1,975,942 12.64   to    13.12       25,838,275       1.52% to 1.97%        0.00%   -2.33%  to   -1.89%
SAST Cash Management Portfolio Class 3
2014           14,453,928  8.55   to     9.45      149,957,471       1.15% to 2.30%        0.00%   -2.79%  to   -1.67%
2013           14,206,110  8.80   to     9.61      155,470,211       1.15% to 2.30%        0.00%   -2.77%  to   -1.65%
2012           13,868,100  9.05   to     9.77      160,572,375       1.15% to 2.30%        0.00%   -2.76%  to   -1.63%
2011           15,707,935  9.31   to     9.93      190,669,336       1.15% to 2.30%        0.00%   -2.79%  to   -1.66%
2010           14,338,501  9.57   to    10.10      181,754,590       1.15% to 2.30%        0.00%   -3.58%  to   -1.62%
SAST Corporate Bond Portfolio Class 1
2014            2,462,124 27.59   to    28.58       70,289,396       1.52% to 1.77%        3.48%    3.95%  to    4.21%
2013            2,944,548 26.54   to    27.43       80,677,033       1.52% to 1.77%        4.11%   -0.38%  to   -0.13%
2012            3,589,471 26.64   to    27.47       98,492,428       1.52% to 1.77%        5.17%    9.46%  to    9.73%
2011            4,085,475 24.34   to    25.03      102,171,318       1.52% to 1.77%        6.22%    4.54%  to    4.81%
2010            4,937,540 23.28   to    23.88      117,817,851       1.52% to 1.77%        6.25%    9.02%  to    9.30%
SAST Corporate Bond Portfolio Class 2
2014              749,964 26.48   to    28.03       20,878,805       1.52% to 1.97%        3.31%    3.58%  to    4.05%
2013              888,319 25.56   to    26.94       23,787,994       1.52% to 1.97%        3.89%   -0.72%  to   -0.28%
2012            1,071,199 25.75   to    27.02       28,790,349       1.52% to 1.97%        5.01%    9.07%  to    9.57%
2011            1,241,705 23.61   to    24.66       30,470,985       1.52% to 1.97%        5.87%    4.18%  to    4.65%
2010            1,638,505 22.66   to    23.56       38,444,400       1.52% to 1.97%        6.06%    8.64%  to    9.13%
SAST Corporate Bond Portfolio Class 3
2014           30,051,209 15.16   to    16.51      629,787,413       1.15% to 2.30%        3.32%    3.14%  to    4.33%
2013           31,196,561 14.70   to    15.82      646,977,548       1.15% to 2.30%        4.12%   -1.15%  to   -0.01%
2012           29,646,690 14.87   to    15.82      636,323,684       1.15% to 2.30%        5.11%    8.61%  to    9.87%
2011           28,047,297 13.69   to    14.40      578,591,304       1.15% to 2.30%        6.11%    3.73%  to    4.93%
2010           24,743,265 13.20   to    13.73      530,895,157       1.15% to 2.30%        6.30%    8.19%  to    9.43%
SAST Global Bond Portfolio Class 1
2014            1,344,763 21.86   to    22.64       30,347,937       1.52% to 1.77%        0.00%   -2.09%  to   -1.84%
2013            1,507,896 22.33   to    15.14       34,673,951       1.52% to 1.77%        1.08%   -5.23%  to   -5.00%
2012            1,794,290 15.47   to    24.28       43,381,586       1.52% to 1.77%        8.32%    2.06%  to    2.32%
2011            2,119,001 15.16   to    23.73       50,020,778       1.52% to 1.77%        2.26%    3.90%  to    4.16%
2010            2,435,976 14.59   to    22.78       55,110,439       1.52% to 1.77%        4.09%    4.42%  to    4.68%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2014, 2013, 2012, 2011, and 2010, follows:

                              At December 31                               For the year ended December 31
               --------------------------------------------------   -----------------------------------------------
                                                                                        Investment
                          Unit Value Lowest to                                            Income   Total Return Lowest
                 Units     Highest ($)          Net Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/ to Highest/ (3)/
               ---------- --------------------  ------------------  -----------------   ---------- ------------------
SAST Global Bond Portfolio Class 2
2014              332,059 21.00   to    22.18        7,315,689       1.52% to 1.97%        0.00%   -2.43%  to   -1.99%
2013              387,300 21.52   to    22.63        8,716,751       1.52% to 1.97%        0.89%   -5.56%  to   -5.14%
2012              444,796 22.79   to    23.86       10,564,795       1.52% to 1.97%        8.38%    1.70%  to    2.16%
2011              514,634 22.41   to    23.36       11,970,760       1.52% to 1.97%        2.10%    3.53%  to    4.00%
2010              656,557 21.65   to    22.46       14,697,208       1.52% to 1.97%        3.91%    4.05%  to    4.52%
SAST Global Bond Portfolio Class 3
2014           13,896,825 11.80   to    12.84      212,608,834       1.15% to 2.30%        0.00%   -2.85%  to   -1.72%
2013           13,417,886 12.15   to    13.07      216,989,289       1.15% to 2.30%        0.95%   -5.97%  to   -4.88%
2012           11,739,054 12.92   to    13.74      209,449,157       1.15% to 2.30%        8.55%    1.26%  to    2.44%
2011           10,182,828 12.76   to    13.41      189,229,931       1.15% to 2.30%        2.10%    3.09%  to    4.28%
2010            7,826,147 12.38   to    12.86      155,352,219       1.15% to 2.30%        4.09%    3.61%  to    4.80%
SAST High-Yield Bond Portfolio Class 1
2014            1,797,984 26.81   to    27.73       49,826,489       1.52% to 1.77%        4.68%   -0.92%  to   -0.67%
2013            2,289,102 27.06   to    27.92       63,869,997       1.52% to 1.77%        5.16%    6.02%  to    6.28%
2012            2,719,093 25.53   to    26.27       71,388,107       1.52% to 1.77%        6.25%   14.93%  to   15.22%
2011            3,066,011 22.21   to    22.80       69,866,750       1.52% to 1.77%        7.63%    2.45%  to    2.71%
2010            3,907,227 21.68   to    22.20       86,693,034       1.52% to 1.77%        9.59%   12.59%  to   12.88%
SAST High-Yield Bond Portfolio Class 2
2014              400,553 25.65   to    27.19       10,785,971       1.52% to 1.97%        4.81%   -1.27%  to   -0.82%
2013              485,256 25.98   to    27.41       13,195,181       1.52% to 1.97%        5.05%    5.65%  to    6.12%
2012              577,334 24.59   to    25.83       14,808,525       1.52% to 1.97%        6.04%   14.53%  to   15.05%
2011              712,383 21.47   to    22.45       15,901,198       1.52% to 1.97%        7.72%    2.09%  to    2.55%
2010              886,276 21.03   to    21.89       19,311,856       1.52% to 1.97%        9.17%   12.20%  to   12.70%
SAST High-Yield Bond Portfolio Class 3
2014            6,996,957 12.64   to    13.97      128,062,205       1.15% to 2.30%        4.54%   -1.69%  to   -0.55%
2013            8,009,377 12.86   to    14.04      150,844,934       1.15% to 2.30%        4.99%    5.19%  to    6.41%
2012            7,722,492 12.22   to    13.20      145,112,274       1.15% to 2.30%        6.57%   14.04%  to   15.36%
2011            6,310,092 10.72   to    11.44      111,817,886       1.15% to 2.30%        8.01%    1.65%  to    2.83%
2010            5,112,376 10.54   to    11.13      100,219,843       1.15% to 2.30%       10.17%   11.08%  to   13.01%
AST Asset Allocation Portfolio Class 1
2014            2,978,668 36.02   to    37.27      110,944,048       1.52% to 1.77%        2.37%    5.58%  to    5.84%
2013            3,445,475 34.12   to    35.22      121,313,146       1.52% to 1.77%        2.82%   15.82%  to   16.11%
2012            3,982,890 29.46   to    30.33      120,778,080       1.52% to 1.77%        3.00%    9.98%  to   10.25%
2011            4,606,167 26.79   to    27.51      126,687,967       1.52% to 1.77%        2.66%   -0.84%  to   -0.60%
2010            5,350,434 27.01   to    27.67      148,047,003       1.52% to 1.77%        2.69%   11.86%  to   12.14%
AST Asset Allocation Portfolio Class 2
2014              186,837 34.47   to    36.54        6,745,743       1.52% to 1.97%        2.03%    5.21%  to    5.68%
2013              278,470 32.77   to    34.57        9,535,613       1.52% to 1.97%        2.54%   15.42%  to   15.94%
2012              330,320 28.39   to    29.82        9,767,892       1.52% to 1.97%        2.96%    9.59%  to   10.09%
2011              362,705 25.91   to    27.09        9,754,826       1.52% to 1.97%        2.45%   -1.19%  to   -0.74%
2010              445,415 26.22   to    27.29       12,068,846       1.52% to 1.97%        2.55%   11.47%  to   11.97%
AST Asset Allocation Portfolio Class 3
2014            1,531,013 14.40   to    15.83       36,335,227       1.15% to 2.30%        2.21%    4.76%  to    5.97%
2013            1,595,233 13.74   to    14.94       37,030,304       1.15% to 2.30%        2.59%   14.92%  to   16.25%
2012            1,531,222 11.96   to    12.85       32,024,508       1.15% to 2.30%        2.78%    9.13%  to   10.39%
2011            1,411,518 10.96   to    11.64       29,785,008       1.15% to 2.30%        2.64%   -1.62%  to   -0.48%
2010            1,089,320 11.14   to    11.70       26,111,044       1.15% to 2.30%        2.49%   10.78%  to   12.27%
SAST Growth-Income Portfolio Class 1
2014            3,090,161 45.49   to    47.10      143,804,787       1.52% to 1.77%        1.20%   12.11%  to   12.39%
2013            3,557,126 40.57   to    13.29      147,327,004       1.52% to 1.77%        1.50%   29.45%  to   29.77%
2012            4,070,839  9.94   to    32.29      129,950,388       1.52% to 1.77%        1.71%   11.75%  to   12.03%
2011            4,760,855  8.90   to    28.83      135,730,629       1.52% to 1.77%        0.92%    6.44%  to    6.71%
2010            5,628,193  8.36   to    27.02      150,039,360       1.52% to 1.77%        0.94%    9.55%  to    9.82%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2014, 2013, 2012, 2011, and 2010, follows:

                             At December 31                                For the year ended December 31
               -------------------------------------------------   ----------------------------------------------
                                                                                       Investment
                         Unit Value Lowest to                                            Income   Total Return Lowest
                 Units    Highest ($)          Net Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/  to Highest/ (3)/
               --------- --------------------  ------------------  -----------------   ---------- -----------------
SAST Growth-Income Portfolio Class 2
2014             214,369 43.50   to    46.11        9,796,349       1.52% to 1.97%        1.03%    11.71% to   12.22%
2013             263,050 38.94   to    41.09       10,731,229       1.52% to 1.97%        1.40%    29.00% to   29.58%
2012             293,916 30.19   to    31.71        9,258,265       1.52% to 1.97%        1.60%    11.35% to   11.86%
2011             327,138 27.11   to    28.35        9,220,072       1.52% to 1.97%        0.77%     6.07% to    6.55%
2010             392,603 25.56   to    26.61       10,388,023       1.52% to 1.97%        0.80%     9.16% to    9.66%
SAST Growth-Income Portfolio Class 3
2014           6,612,547 14.65   to    16.13      126,838,697       1.15% to 2.30%        1.10%    11.24% to   12.52%
2013           6,409,569 13.17   to    14.33      111,002,605       1.15% to 2.30%        1.43%    28.45% to   29.93%
2012           6,197,572 10.26   to    11.03       81,680,465       1.15% to 2.30%        1.65%    10.88% to   12.16%
2011           3,843,015  9.25   to     9.84       49,130,066       1.15% to 2.30%        0.94%     5.64% to    6.83%
2010             680,901  8.76   to     9.21       15,141,736       1.15% to 2.30%        0.76%     8.16% to   10.00%
SAST Global Equities Portfolio Class 1
2014           1,782,689 26.53   to    27.48       48,795,554       1.52% to 1.77%        0.68%     2.37% to    2.62%
2013           2,015,137 25.92   to    26.78       53,809,389       1.52% to 1.77%        0.54%    23.99% to   24.30%
2012           2,287,119  9.61   to    21.55       49,134,851       1.52% to 1.77%        0.73%    14.83% to   15.12%
2011           2,684,263  8.37   to    18.72       50,103,995       1.52% to 1.77%        0.93%   -11.96% to  -11.74%
2010           3,105,351  9.51   to    21.20       65,682,773       1.52% to 1.77%        1.71%    12.34% to   12.62%
SAST Global Equities Portfolio Class 2
2014             181,447 25.55   to    27.44        4,885,258       1.40% to 1.97%        0.53%     2.01% to    2.59%
2013             191,720 25.05   to    26.75        5,039,206       1.40% to 1.97%        0.36%    23.56% to   24.26%
2012             238,123 20.27   to    21.52        5,046,286       1.40% to 1.97%        0.54%    14.43% to   15.09%
2011             333,190 17.71   to    18.70        6,142,356       1.40% to 1.97%        0.77%   -12.27% to  -11.76%
2010             376,320 20.19   to    21.20        7,868,391       1.40% to 1.97%        1.58%    11.94% to   12.58%
SAST Global Equities Portfolio Class 3
2014           1,979,213 11.73   to    12.89       33,885,187       1.15% to 2.30%        0.48%     1.57% to    2.74%
2013           1,978,581 11.55   to    12.55       34,910,507       1.15% to 2.30%        0.34%    23.03% to   24.44%
2012           1,973,752  9.38   to    10.08       28,497,278       1.15% to 2.30%        0.53%    13.94% to   15.26%
2011           1,969,956  8.24   to     8.75       26,612,803       1.15% to 2.30%        0.83%   -12.65% to  -11.63%
2010           1,446,322  9.43   to     9.90       26,140,571       1.15% to 2.30%        1.57%    11.35% to   12.75%
SAST Alliance Growth Portfolio Class 1
2014           3,266,680 53.51   to    55.41      179,268,262       1.52% to 1.77%        0.00%    12.16% to   12.44%
2013           3,723,567 13.81   to    47.71      181,945,320       1.52% to 1.77%        0.27%    35.04% to   35.37%
2012           4,364,728  9.68   to    36.40      157,680,718       1.52% to 1.77%        0.48%    14.55% to   14.84%
2011           5,058,971  8.45   to    31.70      159,262,670       1.52% to 1.77%        0.48%    -4.01% to   -3.77%
2010           5,945,122  8.80   to    32.94      194,227,558       1.52% to 1.77%        0.83%     8.31% to    8.58%
SAST Alliance Growth Portfolio Class 2
2014             391,535 51.15   to    55.30       21,090,293       1.40% to 1.97%        0.00%    11.77% to   12.41%
2013             472,755 45.77   to    49.19       22,683,417       1.40% to 1.97%        0.11%    34.57% to   35.33%
2012             608,726 34.01   to    36.35       21,625,031       1.40% to 1.97%        0.31%    14.15% to   14.80%
2011             731,288 29.80   to    31.66       22,661,038       1.40% to 1.97%        0.31%    -4.35% to   -3.80%
2010             884,254 31.15   to    32.92       28,521,555       1.40% to 1.97%        0.70%     7.93% to    8.54%
SAST Alliance Growth Portfolio Class 3
2014           2,687,981 16.47   to    18.08      109,039,481       1.15% to 2.30%        0.00%    11.29% to   12.58%
2013           2,952,965 14.80   to    16.06      115,181,825       1.15% to 2.30%        0.02%    33.99% to   35.53%
2012           3,480,341 11.04   to    11.85      105,946,497       1.15% to 2.30%        0.22%    13.66% to   14.98%
2011           3,797,916  9.72   to    10.31      106,577,860       1.15% to 2.30%        0.21%    -4.82% to   -3.66%
2010           4,315,346 10.21   to    10.70      133,338,609       1.15% to 2.30%        0.63%     7.37% to    8.71%
SAST MFS Massachusetts Investors Trust Portfolio Class 1
2014           1,479,989 36.13   to    37.41       55,020,109       1.52% to 1.77%        0.55%     8.93% to    9.20%
2013           1,684,838 33.17   to    34.26       57,359,876       1.52% to 1.77%        0.62%    29.51% to   29.83%
2012           1,901,807 11.75   to    26.38       49,825,436       1.52% to 1.77%        0.73%    17.06% to   17.35%
2011           2,223,359 10.03   to    22.48       49,597,158       1.52% to 1.77%        0.66%    -3.63% to   -3.39%
2010           2,611,728 10.41   to    23.27       60,339,321       1.52% to 1.77%        0.95%     9.23% to    9.51%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2014, 2013, 2012, 2011, and 2010, follows:

                              At December 31                                      For the year ended December 31
               ---------------------------------------------------   ---------------------------------------------------
                                                                                         Investment
                           Unit Value Lowest to                                            Income       Total Return Lowest
                  Units     Highest ($)          Net Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/       to Highest/ (3)/
               ----------- --------------------  ------------------  -----------------   ---------- ----------------------
SAST MFS Massachusetts Investors Trust Portfolio Class 2
2014               304,049 34.80   to    36.71        11,089,581      1.52% to 1.97%        0.40%     8.55%      to    9.04%
2013               355,630 32.06   to    33.67        11,906,751      1.52% to 1.97%        0.47%    29.06%      to   29.64%
2012               420,370 24.84   to    25.97        10,867,447      1.52% to 1.97%        0.54%    16.65%      to   17.18%
2011               505,516 21.30   to    22.16        11,161,526      1.52% to 1.97%        0.51%    -3.97%      to   -3.54%
2010               599,107 22.18   to    22.98        13,718,315      1.52% to 1.97%        0.83%     8.87%      to    9.35%
SAST MFS Massachusetts Investors Trust Portfolio Class 3
2014            12,669,126 15.92   to    17.36       278,476,642      1.15% to 2.30%        0.35%     8.08%      to    9.33%
2013            13,632,793 14.73   to    15.88       283,185,602      1.15% to 2.30%        0.42%    28.51%      to   29.99%
2012            14,911,675 11.46   to    12.22       245,454,389      1.15% to 2.30%        0.56%    16.15%      to   17.50%
2011            13,925,334  9.87   to    10.40       205,594,177      1.15% to 2.30%        0.51%    -4.38%      to   -3.27%
2010             8,210,095 10.32   to    10.75       146,632,293      1.15% to 2.30%        0.86%     8.39%      to    9.64%
SAST Fundamental Growth Portfolio Class 1
2014             1,622,691 26.61   to    27.56        44,639,162      1.52% to 1.77%        0.00%     5.70%      to    5.97%
2013             1,832,839 25.17   to    26.00        47,551,481      1.52% to 1.77%        0.00%    34.66%      to   35.00%
2012             2,093,732  7.71   to    19.26        40,171,374      1.52% to 1.77%        0.00%    14.09%      to   14.40%
2011             2,378,603  6.76   to    16.84        39,860,782      1.52% to 1.77%        0.00%    -7.14%      to   -6.91%
2010             2,791,218  7.28   to    18.09        50,204,357      1.52% to 1.77%        0.00%    14.95%      to   15.24%
SAST Fundamental Growth Portfolio Class 2
2014               102,334 25.49   to    27.00         2,735,332      1.52% to 1.97%        0.00%     5.33%      to    5.81%
2013               116,882 24.20   to    25.52         2,956,092      1.52% to 1.97%        0.00%    34.20%      to   34.80%
2012               131,713 18.03   to    18.93         2,474,431      1.52% to 1.97%        0.00%    13.72%      to   14.23%
2011               158,290 15.86   to    16.57         2,606,634      1.52% to 1.97%        0.00%    -7.46%      to   -7.05%
2010               187,389 17.14   to    17.83         3,323,350      1.52% to 1.97%        0.00%    14.56%      to   15.07%
SAST Fundamental Growth Portfolio Class 3
2014             3,052,407 14.79   to    16.24        71,886,692      1.15% to 2.30%        0.00%     4.88%      to    6.10%
2013             3,474,144 14.10   to    15.31        78,469,003      1.15% to 2.30%        0.00%    33.62%      to   35.16%
2012             4,273,274 10.55   to    11.33        72,229,266      1.15% to 2.30%        0.00%    13.24%      to   14.54%
2011             4,652,711  9.32   to     9.89        70,790,422      1.15% to 2.30%        0.00%    -8.14%      to   -6.79%
2010             4,934,236 10.15   to    10.61        81,768,665      1.15% to 2.30%        0.00%    13.69%      to   15.38%
SAST Dynamic Allocation Portfolio Class 3
2014           606,848,166 12.18   to    12.61     7,575,040,025      1.15% to 2.30%        0.59%     1.95%      to    3.13%
2013           409,285,686 11.95   to    12.22     4,968,981,157      1.15% to 2.30%        0.00%    14.48%      to   15.80%
2012           169,199,375 10.44   to    10.56     1,779,908,764      1.15% to 2.30%        1.81%     4.36%      to    5.56%
SAST International Diversified Equities Portfolio Class 1
2014             2,499,779 13.48   to    13.96        34,874,907      1.52% to 1.77%        1.55%   -10.06%      to   -9.84%
2013             2,735,184 14.99   to    15.48        42,330,888      1.52% to 1.77%        2.64%    18.51%      to   18.81%
2012             3,094,795 12.65   to    13.03        40,309,407      1.52% to 1.77%        0.98%    15.29%      to   15.58%
2011             3,630,505 10.97   to    11.28        40,914,617      1.52% to 1.77%        2.05%   -16.10%      to  -15.89%
2010             4,302,496 13.08   to    13.41        57,652,237      1.52% to 1.77%        4.06%     6.59%      to    6.86%
SAST International Diversified Equities Portfolio Class 2
2014             1,041,448 12.96   to    13.70        14,184,843      1.52% to 1.97%        1.37%   -10.38%      to   -9.97%
2013             1,181,253 14.46   to    15.21        17,883,661      1.52% to 1.97%        2.42%    18.10%      to   18.63%
2012             1,454,731 12.24   to    12.83        18,581,247      1.52% to 1.97%        0.80%    14.88%      to   15.40%
2011             1,752,957 10.66   to    11.11        19,413,669      1.52% to 1.97%        1.89%   -16.40%      to  -16.02%
2010             2,084,423 12.75   to    13.23        27,500,147      1.52% to 1.97%        3.96%     6.22%      to    6.70%
SAST International Diversified Equities Portfolio Class 3
2014            10,912,622  9.74   to    10.65       139,287,893      1.15% to 2.30%        1.31%   -10.76%      to   -9.73%
2013            11,544,046 10.91   to    11.80       165,223,822      1.15% to 2.30%        2.40%    17.59%      to   18.95%
2012            13,044,143  9.28   to     9.92       159,215,635      1.15% to 2.30%        0.71%    14.39%      to   15.72%
2011            15,075,938  8.11   to     8.57       160,960,717      1.15% to 2.30%        1.88%   -16.76%      to  -15.79%
2010            15,872,663  9.74   to    10.18       204,539,549      1.15% to 2.30%        3.90%     5.61%      to    6.99%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2014, 2013, 2012, 2011, and 2010, follows:

                              At December 31                               For the year ended December 31
               --------------------------------------------------   -----------------------------------------------
                                                                                        Investment
                          Unit Value Lowest to                                            Income   Total Return Lowest
                 Units     Highest ($)          Net Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/ to Highest/ (3)/
               ---------- --------------------  ------------------  -----------------   ---------- ------------------
SAST Davis Venture Value Portfolio Class 1
2014            7,539,296 50.30   to    52.10      389,849,011       1.52% to 1.77%        0.61%    4.87%  to    5.13%
2013            8,789,794 17.24   to    47.97      432,542,277       1.52% to 1.77%        1.18%   31.34%  to   31.67%
2012           10,172,718 12.60   to    37.64      380,118,970       1.52% to 1.77%        0.78%   10.73%  to   11.01%
2011           11,938,830 11.38   to    33.90      401,886,328       1.52% to 1.77%        1.26%   -5.91%  to   -5.67%
2010           14,479,135 12.09   to    35.94      516,192,684       1.52% to 1.77%        0.74%   10.22%  to   10.49%
SAST Davis Venture Value Portfolio Class 2
2014            1,089,790 48.16   to    51.98       55,286,214       1.40% to 1.97%        0.45%    4.50%  to    5.10%
2013            1,307,735 46.09   to    49.46       63,243,583       1.40% to 1.97%        1.02%   30.88%  to   31.63%
2012            1,618,046 35.21   to    37.57       59,570,669       1.40% to 1.97%        0.61%   10.35%  to   10.98%
2011            1,944,351 31.91   to    33.86       64,611,242       1.40% to 1.97%        1.08%   -6.24%  to   -5.70%
2010            2,380,663 34.03   to    35.91       84,032,538       1.40% to 1.97%        0.62%    9.83%  to   10.46%
SAST Davis Venture Value Portfolio Class 3
2014           17,090,522 13.50   to    14.69      478,324,649       1.15% to 2.30%        0.37%    4.05%  to    5.26%
2013           18,397,328 12.97   to    13.95      521,161,365       1.15% to 2.30%        0.93%   30.32%  to   31.82%
2012           21,618,837  9.95   to    10.58      489,088,129       1.15% to 2.30%        0.55%    9.87%  to   11.15%
2011           21,401,106  9.06   to     9.52      477,761,383       1.15% to 2.30%        1.10%   -6.64%  to   -5.56%
2010           17,604,454  9.70   to    10.08      509,186,685       1.15% to 2.30%        0.56%    9.36%  to   10.62%
SAST MFS Total Return Portfolio Class 1
2014            3,528,804 37.30   to    38.61      134,958,739       1.52% to 1.77%        2.07%    6.55%  to    6.81%
2013            4,056,102 35.01   to    36.15      145,293,218       1.52% to 1.77%        2.32%   16.92%  to   17.21%
2012            4,684,330 13.96   to    30.84      143,226,199       1.52% to 1.77%        2.69%    9.36%  to    9.63%
2011            5,513,417 12.77   to    28.13      153,695,095       1.52% to 1.77%        2.58%    0.14%  to    0.39%
2010            6,704,504 12.75   to    28.02      185,839,559       1.52% to 1.77%        2.84%    8.11%  to    8.38%
SAST MFS Total Return Portfolio Class 2
2014            1,037,331 35.78   to    37.86       38,998,840       1.52% to 1.97%        1.89%    6.17%  to    6.65%
2013            1,220,344 33.70   to    35.50       43,051,546       1.52% to 1.97%        2.13%   16.51%  to   17.04%
2012            1,470,766 28.92   to    30.33       44,349,372       1.52% to 1.97%        2.52%    8.98%  to    9.47%
2011            1,742,450 26.54   to    27.70       48,060,159       1.52% to 1.97%        2.42%   -0.21%  to    0.24%
2010            2,101,531 26.60   to    27.64       57,854,501       1.52% to 1.97%        2.71%    7.73%  to    8.22%
SAST MFS Total Return Portfolio Class 3
2014            7,127,285 13.61   to    14.82      190,416,716       1.15% to 2.30%        1.83%    5.72%  to    6.94%
2013            7,922,055 12.87   to    13.86      207,025,709       1.15% to 2.30%        2.13%   16.02%  to   17.35%
2012            8,304,413 11.09   to    11.81      193,491,460       1.15% to 2.30%        2.48%    8.51%  to    9.77%
2011            8,183,114 10.22   to    10.76      190,169,901       1.15% to 2.30%        2.35%   -0.66%  to    0.51%
2010            8,552,476 10.29   to    10.71      218,109,230       1.15% to 2.30%        2.69%    7.30%  to    8.51%
SAST Total Return Bond Portfolio Class 1
2014            1,713,471 27.83   to    28.76       49,239,407       1.52% to 1.77%        1.25%    2.97%  to    3.23%
2013            2,019,747 27.02   to    27.86       56,232,882       1.52% to 1.77%        1.31%   -5.28%  to   -5.04%
2012            2,459,098 28.53   to    29.34       72,108,944       1.52% to 1.77%        3.06%    5.39%  to    5.65%
2011            2,573,355 27.07   to    27.77       71,432,521       1.52% to 1.77%        1.52%    4.50%  to    4.76%
2010            2,768,785 25.90   to    26.51       73,372,533       1.52% to 1.77%        2.82%    4.48%  to    4.74%
SAST Total Return Bond Portfolio Class 2
2014              428,245 27.26   to    28.19       12,017,884       1.52% to 1.77%        1.03%    2.82%  to    3.07%
2013              542,384 26.51   to    27.35       14,765,227       1.52% to 1.77%        1.13%   -5.42%  to   -5.18%
2012              712,809 28.03   to    28.84       20,481,417       1.52% to 1.77%        3.10%    5.23%  to    5.49%
2011              723,666 26.64   to    27.34       19,724,689       1.52% to 1.77%        1.37%    4.35%  to    4.61%
2010              882,303 25.53   to    26.14       22,983,900       1.52% to 1.77%        2.61%    4.32%  to    4.58%
SAST Total Return Bond Portfolio Class 3
2014           44,583,224 13.05   to    14.24      746,584,821       1.15% to 2.30%        1.04%    2.17%  to    3.35%
2013           47,226,038 12.77   to    13.78      790,267,631       1.15% to 2.30%        1.22%   -6.01%  to   -4.93%
2012           42,157,782 13.59   to    14.50      767,396,774       1.15% to 2.30%        3.08%    4.57%  to    5.78%
2011           32,199,190 12.99   to    13.70      590,254,280       1.15% to 2.30%        1.34%    3.69%  to    4.89%
2010           19,095,522 12.53   to    13.07      382,917,792       1.15% to 2.30%        2.90%    3.66%  to    4.86%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2014, 2013, 2012, 2011, and 2010, follows:

                             At December 31                               For the year ended December 31
               -------------------------------------------------   -----------------------------------------------
                                                                                       Investment
                         Unit Value Lowest to                                            Income   Total Return Lowest
                 Units    Highest ($)          Net Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/ to Highest/ (3)/
               --------- --------------------  ------------------  -----------------   ---------- ------------------
SAST Telecom Utility Portfolio Class 1
2014             666,531 23.99   to    24.84       16,544,715       1.52% to 1.77%        2.76%   10.52%  to   10.79%
2013             740,461 21.71   to    22.42       16,591,619       1.52% to 1.77%        2.42%   17.87%  to   18.17%
2012             837,210 18.42   to    18.97       15,877,292       1.52% to 1.77%        3.38%   11.48%  to   11.76%
2011             996,622 16.52   to    16.98       16,911,434       1.52% to 1.77%        2.31%    4.40%  to    4.66%
2010           1,045,963 15.82   to    16.22       16,957,302       1.52% to 1.77%        2.84%   11.59%  to   11.87%
SAST Telecom Utility Portfolio Class 2
2014              82,979 23.61   to    24.37        2,001,329       1.52% to 1.77%        2.43%   10.35%  to   10.63%
2013              92,755 21.40   to    22.03        2,021,794       1.52% to 1.77%        2.09%   17.70%  to   17.99%
2012             127,679 18.18   to    18.67        2,363,929       1.52% to 1.77%        3.31%   11.32%  to   11.60%
2011             148,760 16.33   to    16.73        2,470,872       1.52% to 1.77%        2.16%    4.24%  to    4.51%
2010             155,083 15.67   to    16.01        2,463,805       1.52% to 1.77%        2.70%   11.42%  to   11.70%
SAST Telecom Utility Portfolio Class 3
2014           1,348,617 16.94   to    18.55       26,948,480       1.15% to 2.30%        2.41%    9.66%  to   10.93%
2013           1,287,931 15.45   to    16.72       23,844,401       1.15% to 2.30%        2.18%   16.96%  to   18.31%
2012           1,325,753 13.21   to    14.13       21,303,455       1.15% to 2.30%        3.37%   10.62%  to   11.90%
2011           1,205,961 11.94   to    12.63       17,881,104       1.15% to 2.30%        2.27%    3.62%  to    4.79%
2010             663,880 11.52   to    12.05       10,084,377       1.15% to 2.30%        2.76%   10.51%  to   12.01%
SAST Equity Opportunities Portfolio Class 1
2014           1,016,868 28.74   to    29.77       30,227,192       1.52% to 1.77%        0.39%    8.50%  to    8.78%
2013           1,164,812 26.48   to    27.37       31,838,932       1.52% to 1.77%        0.55%   28.92%  to   29.25%
2012           1,352,980 20.54   to    21.17       28,615,498       1.52% to 1.77%        0.94%   14.80%  to   15.09%
2011           1,549,642 17.89   to    18.40       28,482,694       1.52% to 1.77%        0.56%   -1.86%  to   -1.61%
2010           1,903,762 18.23   to    18.70       35,569,774       1.52% to 1.77%        0.70%   15.04%  to   15.32%
SAST Equity Opportunities Portfolio Class 2
2014             178,293 27.55   to    29.19        5,167,986       1.52% to 1.97%        0.28%    8.13%  to    8.61%
2013             205,845 25.48   to    26.88        5,500,018       1.52% to 1.97%        0.43%   28.48%  to   29.05%
2012             255,268 19.83   to    20.83        5,287,544       1.52% to 1.97%        0.75%   14.40%  to   14.91%
2011             307,336 17.34   to    18.12        5,540,615       1.52% to 1.97%        0.39%   -2.21%  to   -1.76%
2010             381,287 17.73   to    18.45        7,002,702       1.52% to 1.97%        0.56%   14.63%  to   15.15%
SAST Equity Opportunities Portfolio Class 3
2014           2,312,895 14.51   to    15.84       49,332,791       1.15% to 2.30%        0.20%    7.66%  to    8.91%
2013           1,901,413 13.48   to    14.55       40,647,695       1.15% to 2.30%        0.38%   27.96%  to   29.40%
2012           1,570,896 10.53   to    11.24       28,151,591       1.15% to 2.30%        0.72%   14.11%  to   15.22%
2011           1,554,661  9.23   to     9.76       26,076,886       1.15% to 2.30%        0.30%   -2.70%  to   -1.50%
2010           1,772,202  9.48   to     9.91       31,361,295       1.15% to 2.30%        0.46%   13.82%  to   15.46%
SAST Aggressive Growth Portfolio Class 1
2014           1,273,089 19.78   to    20.48       26,056,715       1.52% to 1.77%        0.00%   -1.21%  to   -0.97%
2013           1,637,279 20.02   to    20.67       33,810,009       1.52% to 1.77%        0.00%   40.44%  to   40.79%
2012           1,751,902  7.54   to    14.69       25,673,586       1.52% to 1.77%        0.00%   14.18%  to   14.46%
2011           1,999,119  6.61   to    12.83       25,562,835       1.52% to 1.77%        0.00%   -3.71%  to   -3.46%
2010           2,381,289  6.86   to    13.29       31,520,617       1.52% to 1.77%        0.00%   19.04%  to   19.34%
SAST Aggressive Growth Portfolio Class 2
2014             162,108 18.94   to    20.05        3,224,586       1.52% to 1.97%        0.00%   -1.56%  to   -1.12%
2013             184,421 19.24   to    20.28        3,712,893       1.52% to 1.97%        0.00%   39.95%  to   40.58%
2012             218,339 13.75   to    14.42        3,130,545       1.52% to 1.97%        0.00%   13.78%  to   14.29%
2011             259,544 12.08   to    12.62        3,258,203       1.52% to 1.97%        0.00%   -4.08%  to   -3.60%
2010             317,181 12.60   to    13.09        4,132,241       1.52% to 1.97%        0.00%   18.57%  to   19.16%
SAST Aggressive Growth Portfolio Class 3
2014           1,638,624 12.17   to    13.29       24,985,871       1.15% to 2.30%        0.00%   -1.98%  to   -0.85%
2013           1,562,994 12.42   to    13.41       25,407,830       1.15% to 2.30%        0.00%   39.35%  to   40.96%
2012           1,669,400  8.91   to     9.51       20,019,631       1.15% to 2.30%        0.00%   13.29%  to   14.60%
2011           1,580,323  7.87   to     8.30       17,292,016       1.15% to 2.30%        0.00%   -4.49%  to   -3.34%
2010           1,239,636  8.24   to     8.59       15,130,894       1.15% to 2.30%        0.00%   17.72%  to   19.48%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2014, 2013, 2012, 2011, and 2010, follows:

                              At December 31                                      For the year ended December 31
               ---------------------------------------------------   ---------------------------------------------------
                                                                                         Investment
                           Unit Value Lowest to                                            Income       Total Return Lowest
                  Units     Highest ($)          Net Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/       to Highest/ (3)/
               ----------- --------------------  ------------------  -----------------   ---------- ----------------------
SAST International Growth and Income Portfolio Class 1
2014             2,380,357 14.82   to    15.35        36,281,962      1.52% to 1.77%        1.78%   -11.04%      to  -10.82%
2013             2,742,382 12.34   to    16.66        46,885,819      1.52% to 1.77%        2.00%    19.90%      to   20.20%
2012             3,092,311  9.97   to    14.32        43,952,158      1.52% to 1.77%        2.31%    19.16%      to   19.46%
2011             3,694,417  8.37   to    11.99        43,948,329      1.52% to 1.77%        2.94%   -15.30%      to  -15.09%
2010             4,460,288  9.88   to    14.12        62,433,700      1.52% to 1.77%        4.05%     5.22%      to    5.48%
SAST International Growth and Income Portfolio Class 2
2014               440,742 14.29   to    15.07         6,596,215      1.52% to 1.97%        1.64%   -11.35%      to  -10.95%
2013               498,168 16.12   to    16.93         8,378,889      1.52% to 1.97%        1.84%    19.48%      to   20.02%
2012               596,036 13.49   to    14.10         8,358,971      1.52% to 1.97%        2.10%    18.74%      to   19.28%
2011               738,771 11.36   to    11.82         8,692,564      1.52% to 1.97%        2.76%   -15.60%      to  -15.22%
2010               877,522 13.46   to    13.95        12,185,472      1.52% to 1.97%        3.85%     4.85%      to    5.32%
SAST International Growth and Income Portfolio Class 3
2014            10,895,587  8.35   to     9.13       147,419,969      1.15% to 2.30%        1.48%   -11.73%      to  -10.71%
2013            11,370,655  9.46   to    10.23       175,188,561      1.15% to 2.30%        1.70%    18.97%      to   20.34%
2012            13,758,088  7.95   to     8.50       178,209,323      1.15% to 2.30%        2.06%    18.24%      to   19.60%
2011            16,122,467  6.73   to     7.11       177,099,706      1.15% to 2.30%        2.85%   -16.04%      to  -14.99%
2010            16,405,879  8.01   to     8.36       215,335,180      1.15% to 2.30%        3.92%     4.29%      to    5.61%
SAST Emerging Markets Portfolio Class 1
2014             1,474,476 16.86   to    17.46        25,776,787      1.52% to 1.77%        1.23%    -7.54%      to   -7.31%
2013             1,714,373 18.24   to    18.83        32,323,411      1.52% to 1.77%        0.53%    -5.08%      to   -4.84%
2012             2,022,328 19.21   to    29.64        40,078,332      1.52% to 1.77%        0.54%    16.66%      to   16.96%
2011             2,415,129 16.47   to    25.34        40,942,718      1.52% to 1.77%        0.53%   -27.38%      to  -27.20%
2010             3,029,609 22.68   to    34.81        70,563,496      1.52% to 1.77%        1.41%    16.44%      to   16.73%
SAST Emerging Markets Portfolio Class 2
2014               297,399 16.18   to    17.12         5,057,165      1.52% to 1.97%        1.07%    -7.86%      to   -7.45%
2013               328,690 17.56   to    18.50         6,044,398      1.52% to 1.97%        0.37%    -5.41%      to   -4.99%
2012               347,397 18.56   to    19.47         6,727,422      1.52% to 1.97%        0.31%    16.26%      to   16.78%
2011               467,069 15.97   to    16.67         7,751,701      1.52% to 1.97%        0.38%   -27.64%      to  -27.31%
2010               561,922 22.07   to    22.93        12,833,079      1.52% to 1.97%        1.27%    16.03%      to   16.56%
SAST Emerging Markets Portfolio Class 3
2014             9,927,054  9.98   to    10.88       135,203,697      1.15% to 2.30%        1.02%    -8.26%      to   -7.19%
2013             9,977,805 10.88   to    11.72       150,751,361      1.15% to 2.30%        0.33%    -5.82%      to   -4.73%
2012             9,251,513 11.55   to    12.31       151,524,732      1.15% to 2.30%        0.32%    15.76%      to   17.10%
2011             9,834,135  9.98   to    10.51       141,712,285      1.15% to 2.30%        0.40%   -27.95%      to  -27.11%
2010             7,869,498 13.85   to    14.42       166,913,850      1.15% to 2.30%        1.26%    15.53%      to   16.87%
SAST SunAmerica Dynamic Strategy Portfolio Class 3
2014           353,964,056 10.15   to    12.20     4,390,062,545      1.15% to 2.30%        0.46%     1.46%      to    2.09%
2013           172,984,385 11.95   to    12.13     2,086,919,684      1.15% to 2.30%        0.00%    15.06%      to   16.21%
2012            20,033,318 10.37   to    10.43       208,658,498      1.15% to 2.30%        1.52%     3.68%      to    4.35%
SAST Real Estate Portfolio Class 1
2014               969,654 32.53   to    33.69        32,654,759      1.52% to 1.77%        1.37%    27.50%      to   27.82%
2013             1,084,616 25.51   to    26.36        28,572,706      1.52% to 1.77%        1.15%    -3.80%      to   -3.56%
2012             1,279,476 26.52   to    27.33        34,954,546      1.52% to 1.77%        1.07%    15.17%      to   15.46%
2011             1,419,027 23.03   to    23.67        33,576,000      1.52% to 1.77%        0.92%     6.25%      to    6.52%
2010             1,630,893 21.67   to    22.22        36,225,392      1.52% to 1.77%        1.88%    17.79%      to   18.09%
SAST Real Estate Portfolio Class 2
2014               256,385 31.24   to    33.04         8,406,601      1.52% to 1.97%        1.17%    27.05%      to   27.63%
2013               332,391 24.59   to    25.89         8,546,099      1.52% to 1.97%        0.97%    -4.14%      to   -3.71%
2012               371,396 25.65   to    26.88         9,919,385      1.52% to 1.97%        0.94%    14.77%      to   15.29%
2011               418,375 22.35   to    23.32         9,699,869      1.52% to 1.97%        0.76%     5.88%      to    6.36%
2010               516,347 21.11   to    21.92        11,265,666      1.52% to 1.97%        1.72%    17.38%      to   17.91%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2014, 2013, 2012, 2011, and 2010, follows:

                              At December 31                                    For the year ended December 31
               --------------------------------------------------   -------------------------------------------------
                                                                                        Investment
                          Unit Value Lowest to                                            Income      Total Return Lowest
                 Units     Highest ($)          Net Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/      to Highest/ (3)/
               ---------- --------------------  ------------------  -----------------   ---------- --------------------
SAST Real Estate Portfolio Class 3
2014           12,341,692 11.03   to    12.03      226,546,315       1.15% to 2.30%        1.11%   26.51%      to  27.97%
2013           15,959,829  8.72   to     9.40      238,203,941       1.15% to 2.30%        0.94%   -4.55%      to  -3.45%
2012           14,642,384  9.14   to     9.74      239,429,943       1.15% to 2.30%        0.89%   14.28%      to  15.60%
2011           13,993,965  8.00   to     8.42      212,996,370       1.15% to 2.30%        0.81%    5.43%      to   6.65%
2010           10,763,539  7.58   to     7.90      184,070,869       1.15% to 2.30%        1.75%   16.88%      to  18.23%
SAST Dogs of Wall Street Portfolio Class 1
2014            1,177,216 21.89   to    22.67       26,670,331       1.52% to 1.77%        1.37%    8.81%      to   9.08%
2013            1,379,465 20.12   to    20.79       28,655,599       1.52% to 1.77%        1.53%   34.22%      to  34.56%
2012            1,467,429 14.99   to    15.45       22,651,699       1.52% to 1.77%        2.06%   11.82%      to  12.10%
2011            1,613,389 13.41   to    13.78       22,214,939       1.52% to 1.77%        2.16%   10.71%      to  10.98%
2010            1,685,553 12.11   to    12.42       20,912,903       1.52% to 1.77%        2.86%   14.69%      to  14.98%
SAST Dogs of Wall Street Portfolio Class 2
2014              314,435 21.08   to    22.26        6,948,652       1.52% to 1.97%        1.19%    8.43%      to   8.92%
2013              397,515 19.44   to    20.44        8,077,405       1.52% to 1.97%        1.40%   33.76%      to  34.36%
2012              424,421 14.53   to    15.21        6,421,108       1.52% to 1.97%        1.94%   11.43%      to  11.94%
2011              478,507 13.04   to    13.59        6,473,714       1.52% to 1.97%        2.02%   10.32%      to  10.82%
2010              565,210 11.82   to    12.26        6,902,147       1.52% to 1.97%        2.60%   14.29%      to  14.81%
SAST Dogs of Wall Street Portfolio Class 3
2014            4,559,563 17.73   to    19.33       90,761,106       1.15% to 2.30%        1.30%    7.97%      to   9.22%
2013            4,189,008 16.42   to    17.70       77,607,623       1.15% to 2.30%        1.46%   33.19%      to  34.72%
2012            3,468,287 12.33   to    13.14       48,336,125       1.15% to 2.30%        2.00%   10.95%      to  12.24%
2011            2,656,601 11.11   to    11.71       33,635,609       1.15% to 2.30%        2.01%    9.83%      to  11.12%
2010            1,870,469 10.12   to    10.54       22,005,509       1.15% to 2.30%        2.85%   13.45%      to  15.11%
SAST Balanced Portfolio Class 1
2014            1,939,220 23.41   to    24.24       46,621,859       1.52% to 1.77%        1.38%    9.49%      to   9.76%
2013            2,126,612 21.38   to    22.08       46,451,843       1.52% to 1.77%        1.50%   17.39%      to  17.68%
2012            2,278,431 10.27   to    18.77       42,170,844       1.52% to 1.77%        1.33%   11.14%      to  11.42%
2011            2,673,699  9.24   to    16.84       44,378,775       1.52% to 1.77%        1.73%    0.48%      to   0.73%
2010            3,220,885  9.20   to    16.72       52,795,983       1.52% to 1.77%        1.93%    9.88%      to  10.15%
SAST Balanced Portfolio Class 2
2014              375,881 22.46   to    23.75        8,843,955       1.52% to 1.97%        1.22%    9.11%      to   9.60%
2013              411,516 20.59   to    21.67        8,841,085       1.52% to 1.97%        1.42%   16.98%      to  17.50%
2012              388,399 17.60   to    18.44        7,119,023       1.52% to 1.97%        1.21%   10.75%      to  11.25%
2011              443,648 15.89   to    16.58        7,315,909       1.52% to 1.97%        1.58%    0.13%      to   0.58%
2010              576,837 15.87   to    16.48        9,466,636       1.52% to 1.97%        1.79%    9.49%      to   9.99%
SAST Balanced Portfolio Class 3
2014            5,591,504 14.50   to    15.87       95,948,227       1.15% to 2.30%        1.18%    8.64%      to   9.89%
2013            5,232,807 13.35   to    14.44       82,862,821       1.15% to 2.30%        1.41%   16.48%      to  17.82%
2012            4,857,416 11.46   to    12.25       66,216,542       1.15% to 2.30%        1.30%   10.29%      to  11.55%
2011            2,640,927 10.39   to    10.99       35,694,977       1.15% to 2.30%        1.69%   -0.58%      to   0.85%
2010            1,705,555 10.45   to    10.89       25,621,524       1.15% to 2.30%        1.85%    8.92%      to  10.28%
SST Allocation Balanced Portfolio Class 3
2014           10,295,642 13.39   to    14.53      144,673,420       1.15% to 2.30%        1.20%    2.93%      to   4.12%
2013           10,386,821 13.01   to    13.96      140,695,502       1.15% to 2.30%        1.78%    8.95%      to  10.20%
2012           10,350,429 11.94   to    12.67      127,736,202       1.15% to 2.30%        1.15%    8.19%      to   9.44%
2011            7,633,479 11.04   to    11.57       86,485,664       1.15% to 2.30%        1.56%   -1.83%      to  -0.69%
2010            2,867,378 11.25   to    11.65       32,841,923       1.15% to 2.30%        4.17%    5.65%      to   6.81%
SST Allocation Moderate Portfolio Class 3
2014           13,572,652 13.47   to    14.65      191,993,264       1.15% to 2.30%        1.11%    2.86%      to   4.05%
2013           13,528,274 13.09   to    14.08      184,596,378       1.15% to 2.30%        1.52%   11.83%      to  13.12%
2012           13,070,209 11.71   to    12.45      158,276,953       1.15% to 2.30%        1.14%    9.22%      to  10.48%
2011           10,906,627 10.72   to    11.27      120,030,610       1.15% to 2.30%        1.41%   -4.13%      to  -3.02%
2010            3,880,104 11.18   to    11.62       44,214,654       1.15% to 2.30%        3.88%    6.60%      to   7.77%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2014, 2013, 2012, 2011, and 2010, follows:

                              At December 31                                    For the year ended December 31
               --------------------------------------------------   -------------------------------------------------------
                                                                                        Investment
                          Unit Value Lowest to                                            Income      Total Return Lowest
                 Units     Highest ($)          Net Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/      to Highest/ (3)/
               ---------- --------------------  ------------------  -----------------   ----------     -------------------
SST Allocation Moderate Growth Portfolio Class 3
2014           14,811,676 13.37   to    14.54      208,071,601       1.15% to 2.30%        0.99%    2.76%      to   3.94%
2013           15,103,446 13.01   to    13.99      204,732,449       1.15% to 2.30%        1.37%   14.64%      to  15.96%
2012           14,827,359 11.35   to    12.07      173,994,204       1.15% to 2.30%        1.15%   10.32%      to  11.60%
2011           12,970,069 10.29   to    10.81      136,999,346       1.15% to 2.30%        1.39%   -5.75%      to  -4.66%/(5)/
2010            4,992,596 10.92   to    11.34       55,508,068       1.15% to 2.30%        3.21%    7.12%/(5)/ to   8.38%
SST Allocation Growth Portfolio Class 3
2014            1,913,601 13.87   to    15.14       27,807,698       1.15% to 2.30%        0.66%    2.84%      to   4.03%
2013            1,837,110 13.49   to    14.55       25,665,233       1.15% to 2.30%        0.88%   20.88%      to  22.27%
2012            1,478,728 11.16   to    11.90       16,966,520       1.15% to 2.30%        0.88%   12.25%      to  13.55%
2011            1,220,227  9.94   to    10.48       12,402,687       1.15% to 2.30%        1.17%   -8.72%      to  -7.67%
2010              411,426 10.89   to    11.17        4,539,712       1.30% to 2.30%        2.24%    8.15%/(5)/ to   9.39%/(5)/
SST Real Return Portfolio Class 3
2014           27,375,871 10.83   to    11.76      310,990,581       1.15% to 2.30%        0.00%   -0.68%      to   0.47%
2013           26,775,156 10.90   to    11.70      303,828,327       1.15% to 2.30%        0.77%   -7.39%      to  -6.32%
2012           21,854,322 11.77   to    12.49      265,729,709       1.15% to 2.30%        2.80%    1.43%      to   2.60%
2011           16,606,426 11.61   to    12.17      197,603,434       1.15% to 2.30%        0.00%    3.59%      to   4.79%
2010            7,405,888 11.20   to    11.62       84,421,305       1.15% to 2.30%        2.25%    0.08%/(5)/ to   1.23%/(5)/

(1) These amounts represent the annualized contract expenses of the variable account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolios have been excluded. For additional information on charges and deductions, see Note 4. The minimum and maximum ratios shown include subaccounts that may not have net assets.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying investment portfolio in which the variable account invests. The average net assets are calculated by adding ending net asset balances at the end of each month of the year and dividing it by the number of months that the portfolio had an ending asset balance during the year.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Because the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(4) These amounts represent the net asset value before the adjustments allocated to the contracts in payout period.
(5)  Fund commenced operations on November 10, 2014. 12 = 9
(6)  Fund liquidated on August 19, 2013.

                           VARIABLE SEPARATE ACCOUNT
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

8. SUBSEQUENT EVENTS

   Management has evaluated Account related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through April 27, 2015. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account's financial statements.

American General Life
Insurance Company
Audited GAAP Financial Statements
At December 31, 2014 and 2013 and for
the three years ended December 31, 2014

AMERICAN GENERAL LIFE INSURANCE COMPANY
INDEX TO FINANCIAL STATEMENTS

                                                                                                             Page
                                                                                                             ----
Report of Independent Registered Public Accounting Firm                                                       2
Consolidated Balance Sheets at December 31, 2014 and 2013                                                     3
Consolidated Statements of Income for the years ended December 31, 2014, 2013 and 2012                        4
Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2014, 2013 and 2012   5
Consolidated Statements of Equity for the years ended December 31, 2014, 2013 and 2012                        6
Consolidated Statements of Cash Flows for the years ended December 31, 2014, 2013 and 2012                    7
Notes to Consolidated Financial Statements                                                                    8

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of American General Life Insurance
Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income (loss), equity and cash flows present fairly, in all material respects, the financial position of American General Life Insurance Company and its subsidiaries (the "Company"), an indirect, wholly owned subsidiary of American International Group, Inc., at December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2014 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Houston, TX
April 27, 2015

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED BALANCE SHEETS

                                                                                           December 31,
                                                                                        ------------------
(in millions, except for share data)                                                      2014      2013
------------------------------------                                                    -------- ---------
                                                                                                  (Revised)
Assets:
   Investments:
       Fixed maturity securities:
          Bonds available for sale, at fair value (amortized cost: 2014 -
            $94,559; 2013 - $94,201)                                                    $102,743 $  98,148
          Other bond securities, at fair value                                             2,934     2,452
       Equity securities:
          Common and preferred stock, available for sale, at fair value (cost:
            2014 - $19; 2013 - $23)                                                           26        29
          Other common and preferred stock, at fair value                                     --       538
       Mortgage and other loans receivable, net of allowance                              11,812    10,085
       Other invested assets (portion measured at fair value: 2014 - $3,176;
         2013 - $3,223)                                                                    7,082     7,512
       Flight equipment (net of accumulated depreciation and impairment: 2014 -
         $0; 2013 - $1,034)                                                                   --       762
       Short-term investments (portion measured at fair value: 2014 - $558;
         2013 - $2,735)                                                                    1,381     3,896
                                                                                        -------- ---------
          Total investments                                                              125,978   123,422
   Cash                                                                                      277       202
   Investment in AIG (cost: 2014 - $9; 2013 - $9)                                              6         5
   Accrued investment income                                                               1,042     1,074
   Amounts due from related parties                                                           82       138
   Premiums and other receivables, net of allowance                                          602       488
   Reinsurance assets, net of allowance                                                    1,616     1,675
   Derivative assets, at fair value                                                          729       507
   Deferred policy acquisition costs                                                       5,643     5,444
   Deferred sales inducements                                                                442       502
   Current income tax receivable                                                             558       748
   Deferred income taxes                                                                      --       328
   Other assets (including restricted cash of $396 in 2014 and $183 in 2013)               1,153     1,081
   Separate account assets, at fair value                                                 40,627    35,701
                                                                                        -------- ---------
Total assets                                                                            $178,755 $ 171,315
                                                                                        ======== =========
Liabilities:
   Future policy benefits for life and accident and health insurance contracts          $ 30,854 $  29,277
   Policyholder contract deposits (portion measured at fair value: 2014 -
     $1,341; 2013 - $367)                                                                 72,898    70,397
   Policy claims and benefits payable                                                        646       615
   Other policyholder funds                                                                2,079     1,986
   Income taxes payable to parent                                                             11        --
   Deferred income taxes                                                                     255        --
   Notes payable - to affiliates, net (portion measured at fair value: 2014 -
     $291; 2013 - $211)                                                                      658       260
   Notes payable - to third parties, net                                                     627       378
   Amounts due to related parties                                                          1,745       298
   Securities lending payable                                                                 --     2,514
   Derivative liabilities, at fair value                                                     458       534
   Other liabilities                                                                       3,450     3,627
   Separate account liabilities                                                           40,627    35,701
                                                                                        -------- ---------
Total liabilities                                                                        154,308   145,587
                                                                                        -------- ---------
Commitments and contingencies (see Note 13)

American General Life Insurance Company (AGL) shareholder's equity:
   Preferred stock, $100 par value; 8,500 shares authorized, issued and
     outstanding                                                                               1         1
   Common stock, $10 par value; 600,000 shares authorized, issued and
     outstanding                                                                               6         6
   Additional paid-in capital                                                             18,514    23,163
   Retained earnings (accumulated deficit)                                                    --      (337)
   Accumulated other comprehensive income                                                  5,926     2,731
                                                                                        -------- ---------
Total AGL shareholder's equity                                                            24,447    25,564
Noncontrolling interests                                                                      --       164
                                                                                        -------- ---------
Total equity                                                                              24,447    25,728
                                                                                        -------- ---------
Total liabilities and equity                                                            $178,755 $ 171,315
                                                                                        ======== =========

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF INCOME

                                                                                      Years Ended December 31,
                                                                                     -------------------------
(in millions)                                                                          2014     2013     2012
-------------                                                                        -------  -------  -------
Revenues:
   Premiums                                                                          $ 1,666  $ 1,783  $ 1,616
   Policy fees                                                                         1,976    1,766    1,837
   Net investment income                                                               6,942    6,692    7,001
   Net realized capital gains (losses):
       Total other-than-temporary impairments on available for sale securities           (81)     (74)    (127)
       Portion of other-than-temporary impairments on available for sale fixed
         maturity securities recognized in other comprehensive income (loss)             (23)      (1)    (170)
                                                                                     -------  -------  -------
   Net other-than-temporary impairments on available for sale securities
     recognized in net income                                                           (104)     (75)    (297)
   Other realized capital gains                                                           37    2,092      968
                                                                                     -------  -------  -------
   Total net realized capital (losses) gains                                             (67)   2,017      671
       Other income                                                                    2,580    2,878    1,681
                                                                                     -------  -------  -------
Total revenues                                                                        13,097   15,136   12,806
                                                                                     -------  -------  -------
Benefits and expenses:
   Policyholder benefits                                                               4,228    4,864    4,247
   Interest credited to policyholder account balances                                  2,210    2,277    2,934
   Amortization of deferred policy acquisition costs                                     623      535      665
   General and administrative expenses                                                 1,372    1,455    1,400
   Commissions                                                                           341      345      321
   Other expenses                                                                      1,310    1,166      839
                                                                                     -------  -------  -------
Total benefits and expenses                                                           10,084   10,642   10,406
                                                                                     -------  -------  -------
Income before income tax expense (benefit)                                             3,013    4,494    2,400
Income tax expense (benefit):
   Current                                                                               401       95      (21)
   Deferred                                                                              727     (543)    (601)
                                                                                     -------  -------  -------
Income tax expense (benefit)                                                           1,128     (448)    (622)
                                                                                     -------  -------  -------
Net income                                                                             1,885    4,942    3,022
Less:
Net income attributable to noncontrolling interests                                       --        1        7
                                                                                     -------  -------  -------
Net income attributable to AGL                                                       $ 1,885  $ 4,941  $ 3,015
                                                                                     =======  =======  =======

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

                                                                                                     Years Ended December 31,
-                                                                                                    -----------------------
(in millions)                                                                                         2014     2013    2012
-------------                                                                                        ------  -------  ------
Net income                                                                                           $1,885  $ 4,942  $3,022
                                                                                                     ------  -------  ------
Other comprehensive income (loss), net of tax
   Change in unrealized appreciation of fixed maturity investments on which other-than-temporary
     credit impairments were taken                                                                       48      242     907
   Change in unrealized appreciation (depreciation) of all other investments                          3,866   (5,265)  2,128
   Adjustments to deferred policy acquisition costs, value of business acquired and deferred sales
     inducements                                                                                       (152)     542    (459)
   Change in insurance loss recognition                                                                (556)   1,325    (217)
   Change in foreign currency translation adjustments                                                   (11)      (6)     (2)
                                                                                                     ------  -------  ------
Other comprehensive income (loss)                                                                     3,195   (3,162)  2,357
                                                                                                     ------  -------  ------
Comprehensive income                                                                                  5,080    1,780   5,379
Comprehensive income attributable to noncontrolling interest                                             --        1       7
                                                                                                     ------  -------  ------
Comprehensive income attributable to AGL                                                             $5,080  $ 1,779  $5,372
                                                                                                     ======  =======  ======

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF EQUITY

                                                                                           Total
                                                                 Retained    Accumulated    AGL
                                                    Additional   Earnings       Other      Share-     Non-
                                   Preferred Common  Paid-in   (Accumulated Comprehensive holder's controlling  Total
(in millions)                        Stock   Stock   Capital     Deficit)      Income      Equity   Interests   Equity
-------------                      --------- ------ ---------- ------------ ------------- -------- ----------- -------
Balance, January 1, 2012              $ 1     $ 6    $27,245     $(8,296)      $ 3,536    $22,492     $ 160    $22,652
                                      ---     ---    -------     -------       -------    -------     -----    -------
Net income attributable to AGL or
  other noncontrolling interests       --      --         --       3,015            --      3,015         7      3,022
Other comprehensive income             --      --         --          --         2,357      2,357        --      2,357
Return of capital                      --      --     (1,882)         --            --     (1,882)       --     (1,882)
Other                                  --      --         --          (2)           --         (2)       --         (2)
                                      ---     ---    -------     -------       -------    -------     -----    -------
Balance, December 31, 2012            $ 1     $ 6    $25,363     $(5,283)      $ 5,893    $25,980     $ 167    $26,147
                                      ===     ===    =======     =======       =======    =======     =====    =======
Net income attributable to AGL or
  other noncontrolling interests       --      --         --       4,941            --      4,941         1      4,942
Other comprehensive loss               --      --         --          --        (3,162)    (3,162)       --     (3,162)
Capital contributions from Parent      --      --        368          --            --        368        --        368
Return of capital                      --      --     (2,553)         --            --     (2,553)       --     (2,553)
Other                                  --      --        (15)          5            --        (10)       (4)       (14)
                                      ---     ---    -------     -------       -------    -------     -----    -------
Balance, December 31, 2013            $ 1     $ 6    $23,163     $  (337)      $ 2,731    $25,564     $ 164    $25,728
                                      ===     ===    =======     =======       =======    =======     =====    =======
Net income attributable to AGL or
  other noncontrolling interests       --      --         --       1,885            --      1,885        --      1,885
Dividends                              --      --         --      (1,548)           --     (1,548)       --     (1,548)
Other comprehensive income             --      --         --          --         3,195      3,195        --      3,195
Capital contributions from Parent      --      --         58          --            --         58        --         58
Return of capital                      --      --     (4,707)         --            --     (4,707)       --     (4,707)
Deconsolidation of VIEs                --      --         --          --            --         --      (167)      (167)
Other                                  --      --         --          --            --         --         3          3
                                      ---     ---    -------     -------       -------    -------     -----    -------
Balance, December 31, 2014            $ 1     $ 6    $18,514     $    --       $ 5,926    $24,447     $  --    $24,447
                                      ===     ===    =======     =======       =======    =======     =====    =======

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                                   Years Ended December 31,
                                                                                                ------------------------------
(in millions)                                                                                     2014       2013       2012
-------------                                                                                   --------  ---------  ---------
                                                                                                           (Revised)  (Revised)
Cash flows from operating activities:
   Net income                                                                                   $  1,885  $   4,942  $   3,022
                                                                                                --------  ---------  ---------
   Adjustments to reconcile net income to net cash provided by operating activities:
       Interest credited to policyholder account balances                                          2,210      2,277      2,934
       Amortization of deferred policy acquisition costs and value of business acquired              623        535        665
       Depreciation and amortization                                                                  25        175        131
       Fees charged for policyholder contract deposits                                            (1,163)      (946)    (1,011)
       Net realized capital losses (gains)                                                            67     (2,017)      (671)
       Unrealized losses (gains) in earnings, net                                                   (280)       153        102
       Equity in income of partnerships and other invested assets                                   (476)      (124)      (314)
       Accretion of net premium/discount on investments                                             (760)      (631)      (774)
       Capitalized interest                                                                          (82)      (531)       (36)
       Provision for deferred income taxes                                                           727       (543)      (601)
   Changes in operating assets and liabilities:
       Accrued investment income                                                                      32         43         20
       Amounts due to/from related parties                                                           473        533       (125)
       Reinsurance assets                                                                             58         83         84
       Deferred policy acquisition costs                                                            (877)      (790)      (604)
       Deferred sales inducements                                                                    (13)       (23)        (5)
       Current income tax receivable/payable                                                         200         38       (499)
       Future policy benefits                                                                        746      1,548        922
       Other policyholders' funds                                                                    (67)       (21)       (19)
       Other, net                                                                                    165       (278)       340
                                                                                                --------  ---------  ---------
   Total adjustments                                                                               1,608       (519)       539
                                                                                                --------  ---------  ---------
Net cash provided by operating activities                                                          3,493      4,423      3,561
                                                                                                ========  =========  =========
Cash flows from investing activities:
Proceeds from (payments for)
   Sales or distribution of:
       Available for sale investments                                                              5,852     22,532     15,422
       Flight equipment                                                                               --         71          7
       Divested businesses, net                                                                       --         --         35
       Other investments, excluding short-term investments                                         1,320        655      2,167
   Redemption and maturities of fixed maturity securities available for sale                       7,833      9,093      6,043
   Principal payments received on sales and maturities of mortgage and other loans receivable      1,747      1,411      1,272
   Redemption and maturities of other investments, excluding short-term investments                  178        178        598
   Purchase of:
       Available for sale investments                                                            (13,290)   (30,112)   (19,464)
       Mortgage and other loans receivable                                                        (3,572)    (1,899)      (961)
       Flight equipment                                                                               --         (8)       (11)
       Acquired businesses, net                                                                       --         --        (48)
       Other investments, excluding short-term investments                                          (930)    (2,396)    (4,215)
   Net change in restricted cash                                                                    (213)      (111)        23
   Net change in short-term investments                                                            2,515        884     (1,580)
   Other, net                                                                                        (60)       (23)        31
                                                                                                --------  ---------  ---------
Net cash provided by (used in) investing activities                                                1,380        275       (681)
                                                                                                ========  =========  =========
Cash flows from financing activities:
   Policyholder contract deposits                                                                  9,524      7,334      5,011
   Policyholder contract withdrawals                                                              (7,006)    (9,018)    (7,402)
   Net exchanges to/from separate accounts                                                        (1,525)    (1,291)      (756)
   Change in repurchase agreements                                                                   225         --        857
   Repayment of notes payable                                                                         --       (259)      (202)
   Issuance of notes payable                                                                         494        230         --
   Federal Home Loan Bank borrowings                                                                  --        (28)        60
   Security deposits on flight equipment                                                              --        (58)       (12)
   Change in securities lending payable                                                           (2,514)     1,048      1,466
   Cash overdrafts                                                                                    21       (142)        67
   Dividends and return of capital paid to Parent Company, net of cash contributions              (4,017)    (2,532)    (1,882)
                                                                                                --------  ---------  ---------
Net cash used in financing activities                                                             (4,798)    (4,716)    (2,793)
                                                                                                ========  =========  =========
Net increase (decrease) in cash                                                                       75        (18)        87
Cash at beginning of year                                                                            202        220        133
                                                                                                --------  ---------  ---------
Cash at end of year                                                                             $    277  $     202  $     220
                                                                                                ========  =========  =========
Supplementary Disclosure of Consolidated Cash Flow Information
Cash paid during the period for:
   Interest                                                                                     $      7  $      32  $      25
   Taxes                                                                                             194        161        132
Non-cash activities:
   Sales inducements credited to policyholder contract deposits                                       20         39         66
   Non-cash dividends declared                                                                     2,238         --         --
   Non-cash contributions from Parent                                                                 58        348         --
                                                                                                ========  =========  =========

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1. BASIS OF PRESENTATION

American General Life Insurance Company (AGL), including its wholly owned subsidiaries, is a wholly owned subsidiary of AGC Life Insurance Company (AGC Life or the Parent), which is in turn an indirect, wholly owned subsidiary of American International Group, Inc. (AIG Parent). Unless the context indicates otherwise, the terms "AGL," "the Company," "we," "us" or "our" mean American General Life Insurance Company and its consolidated entities, and the term "AIG Parent" means American International Group, Inc. and not any of AIG Parent's consolidated subsidiaries.

We are a leading provider of individual term and universal life insurance solutions to middle-income and high net worth customers, as well as a leading provider of fixed and variable annuities. Our primary products include term life insurance, universal, variable universal and whole life insurance, accident and health insurance, single- and flexible-premium deferred fixed and variable annuities, fixed index deferred annuities, single-premium immediate and delayed-income annuities, private placement variable annuities, structured settlements, corporate- and bank-owned life insurance, terminal funding annuities, guaranteed investment contracts (GICs) and funding agreements, stable value wrap products and group benefits. We distribute our products through independent marketing organizations, independent and career insurance agents and financial advisors, banks, broker dealers, structured settlement brokers and benefit consultants, and direct-to-consumer through AIG Direct. We also provide support services to certain affiliated insurance companies through our subsidiaries, AIG Enterprise Services LLC (AIGES) and SunAmerica Asset Management LLC (SAAMCo).

SAAMCo and its wholly owned distributor, AIG Capital Services, Inc. (AIGCS), and its wholly owned servicing agent, SunAmerica Fund Services, Inc. (SFS), represent our asset management operations. These companies earn fee income by managing, distributing and administering a diversified family of mutual funds and variable subaccounts offered within our variable annuity and variable universal life products, and by distributing retail mutual funds and providing professional management of individual, corporate and pension plan portfolios.

Our operations are influenced by many factors, including general economic conditions, financial condition of AIG, monetary and fiscal policies of the United States federal government and policies of state and other regulatory authorities. The level of sales of our insurance and financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing products. We are exposed to the risks normally associated with a portfolio of fixed income securities, which include interest rate, option, liquidity and credit risks. We control our exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of our assets and liabilities, monitoring and limiting prepayments and extension risk in our portfolio, maintaining a large percentage of our portfolio in highly liquid securities, engaging in a disciplined process of underwriting, and reviewing and monitoring credit risk. We are also exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect our exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity products, and may reduce fee income on variable product assets held in separate accounts. Such guaranteed benefits are sensitive to equity and interest rate market conditions.

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States (GAAP). All significant intercompany accounts and transactions have been eliminated. Certain prior period items have been reclassified to conform to the current period's presentation.

The consolidated financial statements include the accounts of the Company, our controlled subsidiaries (generally through a greater than 50 percent ownership of voting rights of a voting interest entity), and variable interest entities
(VIEs) for which we are the primary beneficiary. Equity investments in entities that we do not consolidate, including corporate entities in which we have significant influence, and partnership and partnership-like entities in which we have more than minor influence over operating and financial policies, are accounted for under the equity method unless we have elected the fair value option. Unless the context indicates otherwise, the terms "financial statements," "Balance Sheets," "Statements of Income," "Statements of Comprehensive Income," "Statements of Equity," "Statements of Cash Flows," "Notes to Financial Statements," "financial position," and "results of operations" refer to the applicable consolidated disclosure.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Presentation Changes

Policy fees related to features accounted for as embedded derivatives in variable annuity products, including guaranteed minimum withdrawal benefits and guaranteed minimum account value benefits, are included in the fair value measurement of embedded derivatives. Effective December 31, 2014, we reclassified fees related to these embedded derivatives to net realized capital gains, with no effect to the fair value measurement of the embedded derivatives, net income or shareholder's equity. Accordingly, a portion of prior period policy fees have been reclassified to net realized capital gains to conform to the current period presentation. See Note 11 for information on variable annuity guaranteed benefit features and Note 3 for discussion of the fair value measurement of embedded policy derivatives, including our policy on classification of fees.

The effect of the change in presentation of these policy fees on the prior period financial statements was as follows:

                                                                     As
                                                                 Previously Effect of      As
(in millions)                                                     Reported   Change   Reclassified
-------------                                                    ---------- --------- ------------
Statement of Income for the year ended December 31, 2013:
   Revenues:
       Policy fees                                                $ 1,924     $(158)    $ 1,766
       Other net realized capital gains (losses)                    1,934       158       2,092

Statement of Cash Flows for the year ended December 31,
  2013:
Cash flows from operating activities:
   Adjustments to reconcile net income to net cash provided
     by operating activities:
       Fees charged for policyholder contract deposits             (1,104)      158        (946)
       Net realized capital (gains) losses                         (1,859)     (158)     (2,017)

Statement of Income for the year ended December 31, 2012:
   Revenues:
       Policy fees                                                  1,963      (126)      1,837
       Other net realized capital gains (losses)                      842       126         968

Statement of Cash Flows for the year ended December 31,
  2012:
Cash flows from operating activities:
   Adjustments to reconcile net income to net cash provided
     by operating activities:
       Fees charged for policyholder contract deposits             (1,137)      126      (1,011)
       Net realized capital (gains) losses                           (545)     (126)       (671)

Out of Period Adjustments

In 2014, we recorded out of period adjustments to correct errors related to prior periods, which resulted in a $20 million decrease to pre-tax income and an $8 million decrease to net income and comprehensive income. The most significant pre-tax item was to reverse interest that had incorrectly been accrued in prior years on mortgage loans that are troubled debt restructurings. In 2013, we recorded out of period adjustments to correct errors related to prior periods, which resulted in a $63 million decrease to pre-tax income and a $167 million increase to net income and comprehensive income. In 2012, we recorded out of period adjustments which decreased pre-tax income by $109 million and decreased net income and comprehensive income by $83 million. We have evaluated the effect of the errors on prior years and on the respective years in which they were corrected, taking into account both qualitative and quantitative factors. Management believes these errors and their corrections are not material to any previously issued financial statements.

Revision of Prior Period Financial Statements

The Balance Sheet at December 31, 2013 and the Statements of Cash Flows for the years ended December 31, 2013 and 2012 have been revised to correct the classification of certain items that had been reported in cash and short-term investments. These revisions had no impact on total assets, total liabilities or shareholder's equity in the prior periods that were revised. We evaluated the impact of these items on the respective balance sheet line items and on the categories within the statement of cash flows. The reclassifications included:

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


   . Correction of the classification of cash held within consolidated VIEs from cash to restricted cash, which is reported within other assets;

   . Correction of the classification of certain collateral margin accounts related to derivative transactions from short-term investments to premiums and other receivables; and

   . Correction of the classification of certain accounts between cash and short-term investments to correctly reflect the nature of the related account as either a non-interest bearing depository account or an interest-bearing account.

After evaluating the quantitative and qualitative aspects of these corrections, the revisions were not considered to be material, individually or in aggregate, to the previously issued 2013 and 2012 financial statements. The net effects on the financial statements resulting from these revisions were as follows:

                                                                     As     Effect
                                                                 Previously   of     As
(in millions)                                                     Reported  Change Revised
-------------                                                    ---------- ------ -------
Balance Sheet at December 31, 2013:
   Short-term investments                                         $ 3,964   $ (68) $ 3,896
   Cash                                                               362    (160)     202
   Premiums and other receivables, net of allowance                   408      80      488
   Other assets                                                       933     148    1,081

Statement of Cash Flows for the year ended December 31, 2013:
   Cash flows from investing activities:
       Net change in restricted cash                                   37    (148)    (111)
       Net change in short-term investments                           819      65      884
       Other, net                                                     (51)     28      (23)
       Net cash provided by (used in) investing activities            330     (55)     275

   Net increase (decrease) in cash                                     37     (55)     (18)
   Cash at beginning of year                                          325    (105)     220
   Cash at end of year                                                362    (160)     202

Statement of Cash Flows for the year ended December 31, 2012:
   Cash flows from investing activities:
       Net change in short-term investments                        (1,583)      3   (1,580)
       Other, net                                                     (21)     52       31
       Net cash provided by (used in) investing activities           (736)     55     (681)

   Net increase (decrease) in cash                                     32      55       87
   Cash at beginning of year                                          293    (160)     133
   Cash at end of year                                                325    (105)     220

Use of Estimates

The preparation of financial statements in accordance with GAAP requires the application of accounting policies that often involve a significant degree of judgment. Accounting policies that we believe are most dependent on the application of estimates and assumptions are considered our critical accounting estimates and are related to the determination of:

..   income tax assets and liabilities, including recoverability of our net deferred tax asset and the predictability of future tax operating profitability of the character necessary to realize the net deferred tax asset;

..   valuation of future policy benefit liabilities and timing and extent of loss recognition;

..   valuation of liabilities for guaranteed benefit features of variable annuity products;

..   recoverability of assets, including deferred policy acquisition costs (DAC)
    and reinsurance;

..   estimated gross profits (EGP) to value DAC for investment-oriented products;

..   impairment charges, including other-than-temporary impairments on available for sale securities; and

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


..   fair value measurements of certain financial assets and liabilities.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, our financial condition, results of operations and cash flows could be materially affected.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following table identifies our significant accounting policies presented in other Notes to these Financial Statements, with a reference to the Note where a detailed description can be found:

Note 4.   Investments

             .   Fixed maturity and equity securities

             .   Other invested assets

             .   Short-term investments

             .   Net investment income

             .   Net realized capital gains (losses)

             .   Other-than-temporary impairments

Note 5.   Lending Activities

             .   Mortgage and other loans receivable - net of allowance

Note 6.   Reinsurance

             .   Reinsurance assets, net of allowance

Note 7.   Derivatives and Hedge Accounting

             .   Derivative assets and liabilities, at fair value

Note 8.   Deferred Policy Acquisition Costs

             .   Deferred policy acquisition costs

             .   Amortization of deferred policy acquisition costs

             .   Deferred sales inducements

Note 10.  Insurance Liabilities

             .   Future policy benefits

             .   Policyholder contract deposits

             .   Other policyholder funds

Note 11.  Variable Life and Annuity Contracts

Note 12.  Debt

             .   Long-term debt

Note 13.  Commitments and contingencies

             .   Legal contingencies

Note 16.  Income Taxes

Other significant accounting policies

Premiums for long-duration life insurance products and life contingent annuities are recognized as revenues when due. Estimates for premiums due but not yet collected are accrued. For limited-payment contracts, net premiums are recorded as revenue. The difference between the gross premium received and the net premium is deferred and recognized in policyholder benefits in the Statements of Income.

Premiums on accident and health policies are earned primarily on a pro rata basis over the term of the related coverage. The reserves for unearned premiums includes the portion of premiums written relating to the unexpired terms of coverage.

Reinsurance premiums ceded are recognized as a reduction in revenues over the period the reinsurance coverage is provided in proportion to the risks to which the premiums relate.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Policy fees represent fees recognized from universal life and investment-type products consisting of policy charges for cost of insurance, policy administration charges, surrender charges and amortization of unearned revenue reserves.

Other income primarily includes advisory fees and commissions from the broker dealer business and income from legal settlements. Aircraft leasing revenue from flight equipment under operating lease was recognized over the life of the leases as rental payments became receivable under the provision of the lease or, in case of leases with varying payments, under the straight-line method over the non-cancelable terms of the lease. In certain cases, leases provided for certain payments contingent on usage. In those cases, rental revenue was recognized at the time such usage occurred, net of estimated contractual aircraft maintenance reimbursements. Gains on sales of flight equipment were recognized when flight equipment was sold and the risk of ownership of the equipment passed to the new owner.

Cash represents cash on hand and non-interest bearing demand deposits.

Other assets consist of prepaid expenses, deposits, other deferred charges, real estate, other fixed assets, capitalized software costs and restricted cash.

We offer sales inducements, which include enhanced crediting rates or bonus payments to contract holders (bonus interest) on certain annuity and investment contract products. Sales inducements provided to the contract holder are recognized as part of the liability for policyholder contract deposits on the Balance Sheets. Such amounts are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, the bonus interest must be explicitly identified in the contract at inception, and we must demonstrate that such amounts are incremental to amounts we credit on similar contracts without bonus interest, and are higher than the contracts expected ongoing crediting rates for periods after the bonus period. The amortization expense associated with these assets is reported within interest credited to policyholder account balances in the Statements of Income.

See Note 8 for additional information on deferred sales inducements.

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the contract holders who bear the investment risk. Each account has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise from any of our other businesses. The liabilities for these accounts are equal to the account assets. Separate accounts may also include deposits for funds held under stable value wrap funding agreements, although the majority of stable value wrap sales are measured based on the notional amount included in assets under management and do not include the receipt of funds.

For additional discussion of separate accounts, see Note 11.

Other liabilities include other funds on deposit, other payables, and securities sold under agreements to repurchase.

Accounting Standards Adopted During 2014

Presentation of Unrecognized Tax Benefits

In July 2013, the FASB issued an accounting standard that requires a liability related to unrecognized tax benefits to be presented as a reduction to the related deferred tax asset for a net operating loss carryforward or a tax credit carryforward. When the carryforwards are not available at the reporting date under the tax law of the applicable jurisdiction or the tax law of the applicable jurisdiction does not require, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit will be presented in the financial statements as a liability and will not be combined with the related deferred tax asset.

We adopted the standard on its required effective date of January 1, 2014 on a prospective basis. The adoption of this standard had no material effect on our consolidated financial condition, results of operations or cash flows.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Future Application of Accounting Standards

Accounting for Investments in Qualified Affordable Housing Projects

In January 2014, the FASB issued an accounting standard that revises the accounting and expands the disclosure requirements for investments in qualified affordable housing projects. The standard is effective for annual periods beginning after December 15, 2014, but early adoption is permitted. We plan to adopt the standard prospectively on its required effective date of January 1, 2015 and do not expect adoption of the standard to have a material effect on our financial condition, results of operations or cash flows.

Revenue Recognition

In May 2014, the FASB issued an accounting standard that supersedes most existing revenue recognition guidance. The new standard excludes from its scope the accounting for insurance contracts, leases, financial instruments, and other agreements that are governed under other GAAP guidance, but affects the revenue recognition for certain of our other activities.

The standard is effective for interim and annual reporting periods beginning after December 15, 2016 and may be applied retrospectively or through a cumulative effect adjustment to retained earnings at the date of adoption. Early adoption is not permitted. We plan to adopt the standard with an effective date of January 1, 2018, which reflects proposed one-year deferral by the FASB and are assessing the impact of the standard on our financial condition, results of operations and cash flows.

Measuring the Financial Assets and the Financial Liabilities of a Consolidated Collateralized Financing Entity

In August 2014, the FASB issued an accounting standard that allows a reporting entity to measure the financial assets and financial liabilities of a qualifying consolidated collateralized financing entity using the fair value of either its financial assets or financial liabilities, whichever is more observable.

The standard is effective for interim and annual reporting periods beginning after December 15, 2015. Early adoption is permitted. The standard may be applied retrospectively to all relevant prior periods presented starting with January 1, 2010 or through a cumulative effect adjustment to retained earnings at the date of adoption. We plan to adopt the standard on its required effective date of January 1, 2016 and do not expect the adoption of the standard to have a material effect on our financial condition, results of operations or cash flows.

Consolidation: Amendments to the Consolidation Analysis

In February 2015, the FASB issued an accounting standard that affects reporting entities that are required to evaluate whether they should consolidate certain legal entities. Specifically, the amendments modify the evaluation of whether limited partnerships and similar legal entities are VIEs or voting interest entities; eliminate the presumption that a general partner should consolidate a limited partnership; affect the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships; and provide a scope exception from consolidation guidance for reporting entities with interests in legal entities that are required to comply with or operate in accordance with requirements that are similar to those in Rule 2a-7 of the Investment Company Act of 1940 for registered money market funds.

The standard is effective for interim and annual reporting periods beginning after December 15, 2015. Early adoption is permitted, including adoption in an interim period. The standard may be applied retrospectively or through a cumulative effect adjustment to retained earnings as of the beginning of the year of adoption. We plan to adopt the standard on its required effective date of January 1, 2016 and are assessing the impact of the standard on our financial condition, results of operations and cash flows.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


3. FAIR VALUE MEASUREMENTS

Fair Value Measurements on a Recurring Basis

We carry certain financial instruments at fair value. We define the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We are responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. We maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Fair Value Hierarchy

Assets and liabilities recorded at fair value in the Balance Sheets are measured and classified in accordance with a fair value hierarchy consisting of three levels based on the observability of valuation inputs:

..   Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets that we have the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. We do not adjust the quoted price for such instruments.

..   Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

..   Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, we must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In those cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a description of the valuation methodologies used for instruments carried at fair value. These methodologies are applied to assets and liabilities across the levels discussed above, and it is the observability of the inputs used that determines the appropriate level in the fair value hierarchy for the respective asset or liability.

Valuation Methodologies of Financial Instruments Measured at Fair Value

Incorporation of Credit Risk in Fair Value Measurements

..   Our Own Credit Risk. Fair value measurements for certain freestanding derivatives incorporate our own credit risk by determining the explicit cost for each counterparty to protect against its net credit exposure to us at the balance sheet date by reference to observable AIG credit default swap (CDS) or cash bond spreads. A derivative counterparty's net credit exposure to us is determined based on master netting agreements, when applicable, which

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

    take into consideration all derivative positions with us, as well as collateral we posted with the counterparty at the balance sheet date. We calculate the effect of these credit spread changes using discounted cash flow techniques that incorporate current market interest rates.

..   Counterparty Credit Risk. Fair value measurements for freestanding derivatives incorporate counterparty credit risk by determining the explicit cost for us to protect against our net credit exposure to each counterparty at the balance sheet date by reference to observable counterparty CDS spreads, when available. When not available, other directly or indirectly observable credit spreads will be used to derive the best estimates of the counterparty spreads. Our net credit exposure to a counterparty is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date.

Fair values for fixed maturity securities based on observable market prices for identical or similar instruments implicitly incorporate counterparty credit risk. Fair values for fixed maturity securities based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

The cost of credit protection is determined under a discounted present value approach considering the market levels for single name CDS spreads for each specific counterparty, the mid-market value of the net exposure (reflecting the amount of protection required) and the weighted average life of the net exposure. CDS spreads are provided to us by an independent third party. We utilize an interest rate based on the benchmark London Inter-Bank Offered Rate (LIBOR) curve to derive our discount rates.

While this approach does not explicitly consider all potential future behavior of the derivative transactions or potential future changes in valuation inputs, management believes this approach provides a reasonable estimate of the fair value of the assets and liabilities, including consideration of the impact of non-performance risk.

Fixed Maturity Securities

Whenever available, we obtain quoted prices in active markets for identical assets at the balance sheet date to measure fixed maturity securities at fair value. Market price data is generally obtained from dealer markets.

We employ independent third-party valuation service providers to gather, analyze, and interpret market information to derive fair value estimates for individual investments based upon market-accepted methodologies and assumptions. The methodologies used by these independent third-party valuation services are reviewed and understood by management, through periodic discussion with, and information provided by, the valuation services. In addition, as discussed further below, control processes are applied to the fair values received from third-party valuation services to ensure the accuracy of these values.

Valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation methodologies, which may utilize matrix pricing, financial models, accompanying model inputs and various assumptions, provide a single fair value measurement for individual securities. The inputs used by the valuation service providers include, but are not limited to, market prices from completed transactions for identical securities and transactions of comparable securities, benchmark yields, interest rate yield curves, credit spreads, currency rates, quoted prices for similar securities and other market-observable information, as applicable. If fair value is determined using financial models, these models generally take into account, among other things, market observable information as of the measurement date as well as the specific attributes of the security being valued, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security or issuer-specific information. When market transactions or other market observable data is limited, the extent to which judgment is applied in determining fair value is greatly increased.

We have control processes designed to ensure that the fair values received from third party valuation services are accurately recorded, that their data inputs and valuation techniques are appropriate and consistently applied and that the assumptions used appear reasonable and consistent with the objective of determining fair value. We assess the reasonableness of individual security values received from valuation service providers through various analytical techniques, and have procedures to escalate related questions internally and to the third party valuation services for

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

resolution. To assess the degree of pricing consensus among various valuation services for specific asset types, we have conducted comparisons of prices received from available sources. We have used these comparisons to establish a hierarchy for the fair values received from third party valuations services to be used for particular security classes. We also validate prices for selected securities through reviews by members of management who have relevant expertise and who are independent of those charged with executing investing transactions.

When our third-party valuation service providers are unable to obtain sufficient market observable information upon which to estimate the fair value for a particular security, fair value is determined either by requesting brokers who are knowledgeable about these securities to provide a price quote, which is generally non-binding, or by employing widely accepted valuation models. Broker prices may be based on an income approach, which converts expected future cash flows to a single present value amount, with specific consideration of inputs relevant to particular security types. For structured securities, such inputs may include ratings, collateral types, geographic concentrations, underlying loan vintages, loan delinquencies, and weighted average coupons and maturities. When the volume or level of market activity for a security is limited, certain inputs used to determine fair value may not be observable in the market. Broker prices may also be based on a market approach that considers recent transactions involving identical or similar securities. Fair values provided by brokers are subject to similar control processes to those noted above for fair values from third party valuation services, including management reviews. For those corporate debt instruments (for example, private placements) that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and non-transferability, and such adjustments generally are based on available market evidence. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of comparable securities, adjusted for illiquidity and structure. Fair values determined internally are also subject to management review in order to ensure that valuation models and related inputs are reasonable.

The methodology above is relevant for all fixed maturity securities including residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), collateralized debt obligations (CDO), other asset-backed securities (ABS) and fixed maturity securities issued by government sponsored entities and corporate entities.

Equity Securities Traded in Active Markets

Whenever available, we obtain quoted prices in active markets for identical assets at the balance sheet date to measure equity securities at fair value. Market price data is generally obtained from exchange or dealer markets.

Other Invested Assets

We initially estimate the fair value of investments in certain hedge funds, private equity funds and other investment partnerships by reference to the transaction price. Subsequently, we generally obtain the fair value of these investments from net asset value information provided by the general partner or manager of the investments, the financial statements of which are generally audited annually. We consider observable market data and perform certain control procedures to validate the appropriateness of using the net asset value as a fair value measurement. The fair values of other investments carried at fair value, such as direct private equity holdings, are initially determined based on transaction price and are subsequently estimated based on available evidence such as market transactions in similar instruments, other financing transactions of the issuer and other available financial information for the issuer, with adjustments made to reflect illiquidity as appropriate.

Short-term Investments

For short-term investments that are measured at fair value, the carrying values of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Separate Account Assets

Separate account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded over-the-counter (OTC). We generally value exchange-traded derivatives using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. We generally use similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

For certain OTC derivatives that trade in less liquid markets, where we generally do not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, the transaction price may provide the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. We will update valuation inputs in these models only when corroborated by evidence such as similar market transactions, independent third-party valuation service providers and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Embedded Policy Derivatives

Certain variable annuity and equity index annuity and life contracts contain embedded policy derivatives that we bifurcate from the host contracts and account for separately at fair value, with changes in fair value recognized in earnings. These embedded derivatives are classified within policyholder contract deposits. We have concluded these contracts contain (i) written option guarantees on minimum accumulation value, (ii) a series of written options that guarantee withdrawals from the highest anniversary value within a specific period or for life, or (iii) equity-indexed written options that meet the criteria of derivatives that must be bifurcated.

The fair value of embedded policy derivatives contained in certain variable annuity and equity index annuity and life contracts is measured based on actuarial and capital market assumptions related to projected cash flows over the expected lives of the contracts. These cash flow estimates primarily include benefits and related fees assessed, when applicable, and incorporate expectations about policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on our historical experience.

With respect to embedded policy derivatives in our variable annuity contracts, because of the dynamic and complex nature of the expected cash flows, risk-neutral valuations are used. Estimating the underlying cash flows for these products involves judgments regarding expected market rates of return, market volatility, correlations of market variables to funds, fund performance, discount rates and policyholder behavior. The portion of fees attributable to the fair value of expected benefit payments are included within the fair value measurement of these embedded policy derivatives and related fees are classified in net realized gains (losses) as collected, consistent with other changes in the fair value of these embedded policy derivatives. Any additional fees not attributed to the embedded derivative are excluded from the fair value measurement and classified in policy fees as collected.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

With respect to embedded policy derivatives in our equity index annuity and life contracts, option pricing models are used to estimate fair value, taking into account assumptions for future equity index growth rates, volatility of the equity index, future interest rates, and determinations on adjusting the participation rate and the cap on equity-indexed credited rates in light of market conditions and policyholder behavior assumptions. These methodologies incorporate an explicit risk margin to take into consideration market participant estimates of projected cash flows and policyholder behavior.

We also incorporate our own risk of non-performance in the valuation of the embedded policy derivatives associated with variable annuity and equity index annuity and life contracts. Expected cash flows are discounted using the interest rate swap curve (swap curve), which is commonly viewed as being consistent with the credit spreads for highly-rated financial institutions (S&P AA-rated or above). A swap curve shows the fixed-rate leg of a non-complex swap against the floating rate (for example, LIBOR) leg of a related tenor. The non-performance risk adjustment reflects a market participant's view of our claims-paying ability by incorporating an additional spread to the swap curve used to value embedded policy derivatives.

Notes Payable

Certain VIEs that we consolidate have each elected the fair value option for a tranche of their structured securities (the Class X notes), which are included in notes payable - to affiliates, net. The fair value of the Class X notes is determined using a mark-to-model approach, discounting cash flows produced by an internally validated model. Cash flows are discounted based on current market spreads for U.S. collateralized loan obligations (CLOs), adjusted for structural specific attributes. The market spreads for U.S. CLOs include a spread premium to compensate for the complexity and perceived illiquidity of the Class X notes. The spread premium was derived on the respective issuance dates of the Class X notes, with reference to the issuance spread on tranches of structured securities issued by the same entities that were purchased by independent, non-affiliated third parties.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents information about assets and liabilities measured at fair value on a recurring basis, and indicates the level of the fair value measurement based on the observability of the inputs used:

December 31, 2014                                                                Counterparty    Cash
(in millions)                                            Level 1 Level 2 Level 3 Netting/(a)/ Collateral   Total
-------------                                            ------- ------- ------- ------------ ---------- --------
Assets:
Bonds available for sale:
   U.S. government and government sponsored entities     $    -- $   395 $    --    $  --       $  --    $    395
   Obligations of states, municipalities and political
     subdivisions                                             --   2,068     951       --          --       3,019
   Non-U.S. governments                                       --   2,887      --       --          --       2,887
   Corporate debt                                             --  69,416     959       --          --      70,375
   RMBS                                                       --   8,218   7,240       --          --      15,458
   CMBS                                                       --   3,411   1,294       --          --       4,705
   CDO/ABS                                                    --   2,329   3,575       --          --       5,904
                                                         ------- ------- -------    -----       -----    --------
Total bonds available for sale                                --  88,724  14,019       --          --     102,743
                                                         ------- ------- -------    -----       -----    --------
Other bond securities:
   U.S. government and government sponsored entities          --   1,135      --       --          --       1,135
   RMBS                                                       --     109     275       --          --         384
   CMBS                                                       --     105      48       --          --         153
   CDO/ABS                                                    --      31   1,231       --          --       1,262
                                                         ------- ------- -------    -----       -----    --------
Total other bond securities                                   --   1,380   1,554       --          --       2,934
                                                         ------- ------- -------    -----       -----    --------
Equity securities available for sale:
   Common stock                                                4       2       1       --          --           7
   Preferred stock                                            19      --      --       --          --          19
                                                         ------- ------- -------    -----       -----    --------
Total equity securities available for sale                    23       2       1       --          --          26
                                                         ------- ------- -------    -----       -----    --------
Other invested assets/(b)/                                     2   1,372   1,802       --          --       3,176
Short-term investments/(c)/                                  298     260      --       --          --         558
Investment in AIG                                              6      --      --       --          --           6
Derivative assets:
   Interest rate contracts                                     2     568      --       --          --         570
   Foreign exchange contracts/(d)/                            --     523      --       --          --         523
   Equity contracts                                           53       4      51       --          --         108
   Other contracts                                            --      --      13       --          --          13
   Counterparty netting and cash collateral                   --      --      --     (198)       (287)       (485)
                                                         ------- ------- -------    -----       -----    --------
Total derivative assets                                       55   1,095      64     (198)       (287)        729
                                                         ------- ------- -------    -----       -----    --------
Separate account assets                                   38,369   2,258      --       --          --      40,627
                                                         ------- ------- -------    -----       -----    --------
Total                                                    $38,753 $95,091 $17,440    $(198)      $(287)   $150,799
                                                         ======= ======= =======    =====       =====    ========
Liabilities:
Policyholder contract deposits/(e)/                      $    -- $   125 $ 1,216    $  --       $  --    $  1,341
Notes payable - to affiliates, net                            --      --     291       --          --         291
Derivative liabilities:
   Interest rate contracts                                    --     224      --       --          --         224
   Foreign exchange contracts                                 --     439      --       --          --         439
   Other contracts                                            --      --       7       --          --           7
   Counterparty netting and cash collateral                   --      --      --     (198)        (14)       (212)
                                                         ------- ------- -------    -----       -----    --------
Total derivative liabilities                                  --     663       7     (198)        (14)        458
                                                         ------- ------- -------    -----       -----    --------
Total                                                    $    -- $   788 $ 1,514    $(198)      $ (14)   $  2,090
                                                         ======= ======= =======    =====       =====    ========

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

December 31, 2013                                                          Counterparty    Cash
(in millions)                                      Level 1 Level 2 Level 3 Netting/(a)/ Collateral   Total
-----------------                                  ------- ------- ------- ------------ ---------- --------
Assets:
Bonds available for sale:
   U.S. government and government sponsored
     entities                                      $    -- $   374 $    --    $  --       $  --    $    374
   Obligations of states, municipalities and
     political subdivisions                             --   1,575     754       --          --       2,329
   Non-U.S. governments                                 --   2,347      --       --          --       2,347
   Corporate debt                                       --  68,335     724       --          --      69,059
   RMBS                                                 --   8,338   6,587       --          --      14,925
   CMBS                                                 --   1,668   2,448       --          --       4,116
   CDO/ABS                                              --   1,593   3,405       --          --       4,998
                                                   ------- ------- -------    -----       -----    --------
Total bonds available for sale                          --  84,230  13,918       --          --      98,148
                                                   ------- ------- -------    -----       -----    --------
Other bond securities:
   U.S. government and government sponsored
     entities                                           --     903      --       --          --         903
   RMBS                                                 --     119     213       --          --         332
   CMBS                                                 --      30     126       --          --         156
   CDO/ABS                                              --      30   1,031       --          --       1,061
                                                   ------- ------- -------    -----       -----    --------
Total other bond securities                             --   1,082   1,370       --          --       2,452
                                                   ------- ------- -------    -----       -----    --------
Equity securities available for sale:
   Common stock                                          7      --      --       --          --           7
   Preferred stock                                      --      22      --       --          --          22
                                                   ------- ------- -------    -----       -----    --------
Total equity securities available for sale               7      22      --       --          --          29
                                                   ------- ------- -------    -----       -----    --------
Other common and preferred stock                       538      --      --       --          --         538
Other invested assets/(b)/                               1     917   2,305       --          --       3,223
Short-term investments/(c)/                            215   2,520      --       --          --       2,735
Investment in AIG                                        5      --      --       --          --           5
Derivative assets:
   Interest rate contracts                               9     768      19       --          --         796
   Equity contracts                                    107      33      47       --          --         187
   Other contracts                                      --      --      10       --          --          10
   Counterparty netting and cash collateral             --      --      --     (108)       (378)       (486)
                                                   ------- ------- -------    -----       -----    --------
Total derivative assets                                116     801      76     (108)       (378)        507
                                                   ------- ------- -------    -----       -----    --------
Separate account assets                             34,018   1,683      --       --          --      35,701
                                                   ------- ------- -------    -----       -----    --------
Total                                              $34,900 $91,255 $17,669    $(108)      $(378)   $143,338
                                                   ======= ======= =======    =====       =====    ========
Liabilities:
Policyholder contract deposits/(e)/                $    -- $   120 $   247    $  --       $  --    $    367
Notes payable - to affiliates, net                      --      --     211       --          --         211
Derivative liabilities:
   Interest rate contracts                              --     652      13       --          --         665
   Counterparty netting and cash collateral             --      --      --     (108)        (23)       (131)
                                                   ------- ------- -------    -----       -----    --------
Total derivative liabilities                            --     652      13     (108)        (23)        534
                                                   ------- ------- -------    -----       -----    --------
Total                                              $    -- $   772 $   471    $(108)      $ (23)   $  1,112
                                                   ======= ======= =======    =====       =====    ========

(a)Represents netting of derivative exposures covered by qualifying master netting agreements.
(b)Amounts exclude other invested assets not carried at fair value on a recurring basis.
(c)Amounts exclude short-term investments that are carried at cost.
(d)In 2014, we reclassified cross-currency swaps from interest rate contracts to foreign exchange contracts. This change was applied prospectively.
(e)Amounts presented for policyholder contract deposits in the tables exclude those not measured at fair value on a recurring basis.

At December 31, 2014 and 2013, Level 3 assets were 9.8 percent and 10.3 percent of total assets, respectively, and Level 3 liabilities were 1.0 percent and 0.3 percent of total liabilities, respectively.

Transfers of Level 1 and Level 2 Assets and Liabilities

Our policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. In 2014, we transferred $13 million of preferred stock from Level 2 to Level 1. In 2013, we transferred $93 million of securities issued by the U.S. government and government-sponsored entities from Level 1 to Level 2. We had no significant transfers from Level 1 to Level 2 during 2014 and from Level 2 to Level 1 during 2013.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Changes in Level 3 Recurring Fair Value Measurements

The following tables present changes during 2014 and 2013 in Level 3 assets (liabilities) measured at fair value on a recurring basis, and the realized and unrealized gains (losses) related to the Level 3 assets (liabilities) in the Balance Sheets at December 31, 2014 and 2013:

                                                                                                            Changes in
                                                                                                            Unrealized
                                            Net                                                                Gains
                                          Realized                                                           (Losses)
                                            and                    Purchases,                               Included in
                                         Unrealized                  Sales,                                  Income on
                                 Fair      Gains                   Issuances                         Fair   Instruments
                                 Value    (Losses)      Other         and        Gross     Gross    Value     Held at
                               Beginning  Included  Comprehensive Settlements, Transfers Transfers  End of    End of
(in millions)                   of Year  in Income  Income (Loss)     Net         In        Out      Year      Year
-------------                  --------- ---------- ------------- ------------ --------- --------- -------  -----------
December 31, 2014
Assets:
Bonds available for sale:
   Obligations of states,
     municipalities and
     political subdivisions     $   754    $  (1)       $ 171        $  183     $   --    $  (156) $   951     $ --
   Corporate debt                   724        3           35          (236)       720       (287)     959       --
   RMBS                           6,587      422           78           197         11        (55)   7,240       --
   CMBS                           2,448       94           63           (69)        31     (1,273)   1,294       --
   CDO/ABS                        3,405       79           (2)          602        998     (1,507)   3,575       --
                                -------    -----        -----        ------     ------    -------  -------     ----
Total bonds available for sale   13,918      597          345           677      1,760     (3,278)  14,019       --
                                -------    -----        -----        ------     ------    -------  -------     ----
Other bond securities:
   RMBS                             213       15           --            47         --         --      275       11
   CMBS                             126       (2)          --            (1)        --        (75)      48        1
   CDO/ABS                        1,031       56           --           144         --         --    1,231       29
                                -------    -----        -----        ------     ------    -------  -------     ----
Total other bond securities       1,370       69           --           190         --        (75)   1,554       41
                                -------    -----        -----        ------     ------    -------  -------     ----
Equity securities available
  for sale:
   Common stock                      --       --           --            --          1         --        1       --
                                -------    -----        -----        ------     ------    -------  -------     ----
Total equity securities
  available for sale                 --       --           --            --          1         --        1       --
                                -------    -----        -----        ------     ------    -------  -------     ----
Other invested assets             2,305       25          (36)         (132)        49       (409)   1,802       --
                                -------    -----        -----        ------     ------    -------  -------     ----
Total                           $17,593    $ 691        $ 309        $  735     $1,810    $(3,762) $17,376     $ 41
                                =======    =====        =====        ======     ======    =======  =======     ====
Liabilities:
Policyholder contract deposits  $  (247)   $(946)       $  --        $  (23)    $   --    $    --  $(1,216)    $ --
Notes payable - to
  affiliates, net                  (211)     (13)          --           (67)        --         --     (291)      --
Derivative assets
  (liabilities), net:
   Interest rate contracts            6        1           --            (7)        --         --       --       --
   Equity contracts                  47       14           --           (10)        --         --       51        9
   Other contracts                   10       58           --           (62)        --         --        6       56
                                -------    -----        -----        ------     ------    -------  -------     ----
Total                           $  (395)   $(886)       $  --        $ (169)    $   --    $    --  $(1,450)    $ 65
                                =======    =====        =====        ======     ======    =======  =======     ====
December 31, 2013
Assets:
Bonds available for sale:
   Obligations of states,
     municipalities and
     political subdivisions     $   633    $  11        $(123)       $  280     $   --    $   (47) $   754     $ --
   Corporate debt                 1,058        2            2          (321)       266       (283)     724       --
   RMBS                           4,957      355          258           997         20         --    6,587       --
   CMBS                           2,205       89          (21)          125         50         --    2,448       --
   CDO/ABS                        2,654       86           32           365        569       (301)   3,405       --
                                -------    -----        -----        ------     ------    -------  -------     ----
Total bonds available for sale   11,507      543          148         1,446        905       (631)  13,918       --
                                -------    -----        -----        ------     ------    -------  -------     ----
Other bond securities:
   RMBS                             127       10           --            76         --         --      213       14
   CMBS                              41       (1)          --            86         --         --      126        3
   CDO/ABS                          113       68           --           850         --         --    1,031       48
                                -------    -----        -----        ------     ------    -------  -------     ----
Total other bond securities         281       77           --         1,012         --         --    1,370       65
                                -------    -----        -----        ------     ------    -------  -------     ----
Equity securities available
  for sale:
   Common stock                       9       --           --            (9)        --         --       --       --
   Preferred stock                   26       --            2           (28)        --         --       --       --
                                -------    -----        -----        ------     ------    -------  -------     ----
Total equity securities
  available for sale                 35       --            2           (37)        --         --       --       --
                                -------    -----        -----        ------     ------    -------  -------     ----
Other invested assets             1,905      101           50           107        268       (126)   2,305       --
                                -------    -----        -----        ------     ------    -------  -------     ----
Total                           $13,728    $ 721        $ 200        $2,528     $1,173    $  (757) $17,593     $ 65
                                =======    =====        =====        ======     ======    =======  =======     ====
Liabilities:
Policyholder contract deposits  $(1,040)   $ 609        $  (1)       $  185     $   --    $    --  $  (247)    $ --
Notes payable - to
  affiliates, net                    --      (12)           9          (208)        --         --     (211)     (12)
Derivative assets
  (liabilities), net:
   Interest rate contracts           (2)       7           --             1         --         --        6       --
   Equity contracts                  21       33           --            (7)        --         --       47       --
   Other contracts                    2       39           --           (31)        --         --       10       --
                                -------    -----        -----        ------     ------    -------  -------     ----
Total                           $(1,019)   $ 676        $   8        $  (60)    $   --    $    --  $  (395)    $(12)
                                =======    =====        =====        ======     ======    =======  =======     ====

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Net realized and unrealized gains and losses included in income related to Level 3 assets and liabilities shown above were reported in the Statements of Income as follows:

                                                            Net
                                                          Realized
                                                  Net     Capital
                                        Policy Investment  Gains   Other
(in millions)                            Fees    Income   (Losses) Income Total
-------------                           ------ ---------- -------- ------ -----
December 31, 2014
   Bonds available for sale              $--      $610     $ (13)   $ --  $ 597
   Other bond securities                  --        69        --      --     69
   Other invested assets                  --        37       (12)     --     25
   Policyholder contract deposits         --        --      (946)     --   (946)
   Notes payable - to affiliates, net     --        --        --     (13)   (13)
   Derivative assets/liabilities, net     62        --        10      --     72
                                         ---      ----     -----    ----  -----
December 31, 2013
   Bonds available for sale              $--      $491     $  52    $ --  $ 543
   Other bond securities                  --        77        --      --     77
   Other invested assets                  --       122       (21)     --    101
   Policyholder contract deposits         --        --       617      --    617
   Notes payable - to affiliates, net     --        --        --     (12)   (12)
   Derivative assets/liabilities, net     --        39        40      --     79

The following table presents the gross components of purchases, sales, issues and settlements, net, shown above:

                                                                                                              Purchases,
                                                                                                                Sales,
                                                                                                              Issuances
                                                                                                                 and
                                                                                                             Settlements,
(in millions)                                                         Purchases Sales  Issuances Settlements     Net
-------------                                                         --------- -----  --------- ----------- ------------
December 31, 2014
Assets:
Bonds available for sale:
   Obligations of states, municipalities and political subdivisions    $  189   $  (4)   $ --      $    (2)     $ 183
   Corporate debt                                                          53      (3)     --         (286)      (236)
   RMBS                                                                 1,350    (105)     --       (1,048)       197
   CMBS                                                                   146    (100)     --         (115)       (69)
   CDO/ABS                                                              1,709     (38)     --       (1,069)       602
                                                                       ------   -----    ----      -------      -----
Total bonds available for sale                                          3,447    (250)     --       (2,520)       677
                                                                       ------   -----    ----      -------      -----
Other bond securities:
   RMBS                                                                    66      --      --          (19)        47
   CMBS                                                                    --      (5)     --            4         (1)
   CDO/ABS                                                                 --      --      --          144        144
                                                                       ------   -----    ----      -------      -----
Total other bond securities                                                66      (5)     --          129        190
                                                                       ------   -----    ----      -------      -----
Other invested assets                                                     242      --      --         (374)      (132)
                                                                       ------   -----    ----      -------      -----
Total assets                                                           $3,755   $(255)   $ --      $(2,765)     $ 735
                                                                       ======   =====    ====      =======      =====
Liabilities:
Policyholder contract deposits                                         $   --   $(145)   $ --      $   122      $ (23)
Notes payable - to affiliates, net                                         --      --     (67)          --        (67)
Derivative liabilities, net:
   Interest rate contracts                                                 --      --      --           (7)        (7)
   Equity contracts                                                        --      --      --          (10)       (10)
   Other contracts                                                         --      --      --          (62)       (62)
                                                                       ------   -----    ----      -------      -----
Total liabilities                                                      $   --   $(145)   $(67)     $    43      $(169)
                                                                       ======   =====    ====      =======      =====

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                                                                                              Purchases,
                                                                                                                Sales,
                                                                                                              Issuances
                                                                                                                 and
                                                                                                             Settlements,
(in millions)                                                         Purchases Sales  Issuances Settlements     Net
-------------                                                         --------- -----  --------- ----------- ------------
December 31, 2013
Assets:
Bonds available for sale:
   U.S government and government
   Obligations of states, municipalities and political subdivisions    $  402   $(122)   $  --     $    --      $  280
   Corporate debt                                                         139      --       --        (460)       (321)
   RMBS                                                                 2,123    (167)      --        (959)        997
   CMBS                                                                   495    (203)      --        (167)        125
   CDO/ABS                                                              1,310    (121)      --        (824)        365
                                                                       ------   -----    -----     -------      ------
Total bonds available for sale                                          4,469    (613)      --      (2,410)      1,446
                                                                       ------   -----    -----     -------      ------
Other bond securities:
   RMBS                                                                   110      --       --         (34)         76
   CMBS                                                                    98      (8)      --          (4)         86
   CDO/ABS                                                                962      --       --        (112)        850
                                                                       ------   -----    -----     -------      ------
Total other bond securities                                             1,170      (8)      --        (150)      1,012
                                                                       ------   -----    -----     -------      ------
Equity securities available for sale:
   Common stock                                                            --      --       --          (9)         (9)
   Preferred stock                                                         --      --       --         (28)        (28)
                                                                       ------   -----    -----     -------      ------
Total equity securities available for sale                                 --      --       --         (37)        (37)
                                                                       ------   -----    -----     -------      ------
Other invested assets                                                     318      --       --        (211)        107
Derivative assets:
                                                                       ------   -----    -----     -------      ------
Total assets                                                           $5,957   $(621)   $  --     $(2,808)     $2,528
                                                                       ======   =====    =====     =======      ======
Liabilities:
Policyholder contract deposits                                         $   --   $ (25)   $  --     $   210      $  185
Notes payable - to affiliates, net                                         --      --     (208)         --        (208)
Derivative liabilities, net:
   Interest rate contracts                                                 --      --       --           1           1
   Equity contracts                                                        10      --       --         (17)         (7)
   Other contracts                                                         --      --       --         (31)        (31)
                                                                       ------   -----    -----     -------      ------
Total liabilities                                                      $   10   $ (25)   $(208)    $   163      $  (60)
                                                                       ======   =====    =====     =======      ======

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized gains (losses) on instruments held at December 31, 2014 and 2013 may include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable (e.g., changes in unobservable long-dated volatilities) inputs.

Transfers of Level 3 Assets and Liabilities

We record transfers of assets and liabilities into or out of Level 3 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value.

During 2014 and 2013, transfers into Level 3 assets primarily included certain investments in private placement corporate debt, RMBS, CMBS, CDO/ABS, and investments in hedge funds and private equity funds.

..   The transfers of investments in RMBS, CMBS and CDO and certain ABS into
    Level 3 assets were due to decreases in market transparency and liquidity for individual security types.

..   Transfers of private placement corporate debt and certain ABS into Level 3 assets were primarily the result of limited market pricing information that required us to determine fair value for these securities based on inputs that are adjusted to better reflect our own assumptions regarding the characteristics of a specific security or associated market liquidity.

..   Certain investments in hedge funds were transferred into Level 3 as a result of limited market activity due to fund-imposed redemption restrictions.

..   Certain private equity fund investments were transferred into Level 3 due to these investments being carried at fair value and no longer being accounted for using the equity method of accounting.

Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data. This may be due to a significant increase in market activity for the asset, a specific event, one

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

or more significant input(s) becoming observable or a long-term interest rate significant to a valuation becoming short-term and thus observable. In addition, transfers out of Level 3 assets also occur when investments are no longer carried at fair value as the result of a change in the applicable accounting methodology, given changes in the nature and extent of our ownership interest.

During 2014 and 2013, transfers out of Level 3 assets primarily related to certain investments in municipal securities, private placement corporate debt, CMBS, CDO/ABS and investments in hedge funds.

..   Transfers of certain investments in municipal securities, CMBS and CDO/ABS out of Level 3 assets were based on consideration of market liquidity as well as related transparency of pricing and associated observable inputs for these investments.

..   Transfers of certain investments in private placement corporate debt and certain ABS out of Level 3 assets were primarily the result of using observable pricing information that reflects the fair value of those securities without the need for adjustment based on our own assumptions regarding the characteristics of a specific security or the current liquidity in the market.

..   The removal or easing of fund-imposed redemption restrictions, as well as certain fund investments becoming subject to the equity method of accounting, resulted in the transfer of certain hedge fund and private equity investments out of Level 3 assets.

There were no significant transfers of derivative or other liabilities into or out of Level 3 during 2014 or 2013.

Quantitative Information about Level 3 Fair Value Measurements

The table below presents information about the significant unobservable inputs used for recurring fair value measurements for certain Level 3 instruments, and includes only those instruments for which information about the inputs is reasonably available to us, such as data from third-party valuation service providers and from internal valuation models. Because input information from third-parties with respect to certain Level 3 instruments (primarily CDO/ABS) may not be reasonably available to us, balances shown below may not equal total amounts reported for such Level 3 assets and liabilities:

                          Fair Value at
                          December 31,
(in millions)                 2014       Valuation Technique      Unobservable Input/(a)/     Range (Weighted Average )/(a)/
-------------             ------------- ---------------------- ------------------------------ -----------------------------
Assets:
Corporate debt               $  923     Discounted cash flow                           Yield       3.96% - 4.61% (4.28%)
RMBS                          7,295     Discounted cash flow   Constant prepayment rate/(b)/       0.64% - 9.69% (5.16%)
                                                                          Loss severity/(b)/    47.82% - 79.71% (63.77%)
                                                                  Constant default rate/(b)/       4.06% - 9.86% (6.96%)
                                                                                  Yield/(b)/       3.22% - 6.46% (4.84%)
CMBS                          1,280     Discounted cash flow                      Yield/(b)/       0.13% - 9.61% (4.87%)
CDO/ABS                       1,151     Discounted cash flow                           Yield       2.61% - 4.09% (3.35%)
-----------------------------------------------------------------------------------------------------------------------------
Liabilities:
Policyholder contract
  deposits:
   GMWB                      $  696     Discounted cash flows      Equity implied volatility              6.00% - 39.00%
                                                                             Base lapse rate              1.00% - 40.00%
                                                                          Dynamic lapse rate              0.20% - 60.00%
                                                                              Mortality rate              0.10% - 35.00%
                                                                            Utilization rate              0.50% - 30.00%
   Index annuities              250     Discounted cash flows                 Mortality rate              0.10% - 35.00%
                                                                                  Lapse rate              1.00% - 40.00%
   Index life                   255     Discounted cash flows      Equity implied volatility             10.00% - 25.00%
                                                                             Base lapse rate              2.00% - 19.00%
                                                                              Mortality rate              0.00% - 20.00%
-----------------------------------------------------------------------------------------------------------------------------

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                       Fair Value at
                       December 31,
(in millions)              2013       Valuation Technique      Unobservable Input/(a)/     Range (Weighted Average )/(a)/
-------------          ------------- ---------------------- ------------------------------ -----------------------------
Assets:
Corporate debt            $  360     Discounted cash flow                           Yield       3.48% - 9.44 (6.46%)
RMBS                       6,170     Discounted cash flow   Constant prepayment rate/(b)/     0.00% - 11.10% (5.37%)
                                                                       Loss severity/(b)/     44.40% 80.07% (62.24%)
                                                               Constant default rate/(b)/     4.26% - 12.00% (8.13%)
                                                                               Yield/(b)/      2.89% - 7.55% (5.22%)
CMBS                       2,396     Discounted cash flow                      Yield/(b)/     0.00% - 11.23% (5.39%)
--------------------------------------------------------------------------------------------------------------------------
Liabilities:
Policyholder contract
  deposits:
   GMWB                   $  (89)    Discounted cash flows      Equity implied volatility             6.00% - 39.00%
                                                                          Base lapse rate             1.00% - 40.00%
                                                                       Dynamic lapse rate             0.20% - 60.00%
                                                                           Mortality rate             0.10% - 35.00%
                                                                         Utilization rate             0.50% - 30.00%
   Index annuities           125     Discounted cash flows                 Mortality rate             0.10% - 35.00%
                                                                               Lapse rate             1.00% - 40.00%
   Index life                196     Discounted cash flows      Equity implied volatility            10.00% - 25.00%
                                                                          Base lapse rate             2.00% - 19.00%
                                                                           Mortality rate             0.00% - 20.00%
--------------------------------------------------------------------------------------------------------------------------
                                                                            Option budget
--------------------------------------------------------------------------------------------------------------------------

(a)The unobservable inputs and ranges for the constant prepayment rate, loss severity and constant default rate relate to each of the individual underlying mortgage loans that comprise the entire portfolio of securities in the RMBS and CDO securitization vehicles and not necessarily to the securitization vehicle bonds (tranches) purchased by us. The ranges of these inputs do not directly correlate to changes in the fair values of the tranches purchased by us because there are other factors relevant to the specific tranches owned by us including, but not limited to, purchase price, position in the waterfall, senior versus subordinated position and attachment points.
(b)Information received from independent third-party valuation service providers.

The ranges of reported inputs for Corporate debt, RMBS, CMBS and CDO/ABS valued using a discounted cash flow technique consist of plus/minus one standard deviation in either direction from the value-weighted average. The preceding table does not give effect to our risk management practices that might offset risks inherent in these investments.

Sensitivity to Changes in Unobservable Inputs

We consider unobservable inputs to be those for which market data is not available and that are developed using the best information available to us about the assumptions that market participants would use when pricing the asset or liability. Relevant inputs vary depending on the nature of the instrument being measured at fair value. The following is a general description of sensitivities of significant unobservable inputs along with interrelationships between and among the significant unobservable inputs and their impact on the fair value measurements. The effect of a change in a particular assumption in the sensitivity analysis below is considered independently of changes in any other assumptions. In practice, simultaneous changes in assumptions may not always have a linear effect on the inputs. Interrelationships may also exist between observable and unobservable inputs. Such relationships have not been included in the discussion below. For each of the individual relationships described below, the inverse relationship would also generally apply.

Corporate Debt

Corporate debt securities included in Level 3 are primarily private placement issuances that are not traded in active markets or that are subject to transfer restrictions. Fair value measurements consider illiquidity and non-transferability. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of publicly-traded debt of the issuer or other comparable securities, considering illiquidity and structure. The significant unobservable input used in the fair value

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

measurement of corporate debt is the yield. The yield is affected by the market movements in credit spreads and U.S. Treasury yields. In addition, the migration in credit quality of a given security generally has a corresponding effect on the fair value measurement of the securities. For example, a downward migration of credit quality would increase spreads. Holding U.S. Treasury rates constant, an increase in corporate credit spreads would decrease the fair value of corporate debt.

RMBS and Certain CDO/ABS

The significant unobservable inputs used in fair value measurements of RMBS and certain CDO/ABS valued by third-party valuation service providers are constant prepayment rates (CPR), loss severity, constant default rates (CDR), and yield. A change in the assumptions used for the probability of default will generally be accompanied by a corresponding change in the assumption used for the loss severity and an inverse change in the assumption used for prepayment rates. In general, increases in CPR, loss severity, CDR, and yield, in isolation, would result in a decrease in the fair value measurement. Changes in fair value based on variations in assumptions generally cannot be extrapolated because the relationship between the directional change of each input is not usually linear.

CMBS

The significant unobservable input used in fair value measurements for CMBS is the yield. Prepayment assumptions for each mortgage pool are factored into the yield. CMBS generally feature a lower degree of prepayment risk than RMBS because commercial mortgages generally contain a penalty for prepayment. In general, increases in the yield would decrease the fair value of CMBS.

Policyholder contract deposits

Embedded policy derivatives within policyholder contract deposits relate to guaranteed minimum withdrawal benefits (GMWB) within variable annuity products and certain enhancements to interest crediting rates based on market indices within equity index annuities and guaranteed investment contracts (GIC). GMWB represents our largest exposure of these embedded policy derivatives, although the carrying value of the liability fluctuates based on the performance of the equity markets and therefore, at a point in time, can be low relative to the exposure. The principal unobservable input used for GMWBs and embedded derivatives in equity-indexed annuities measured at fair value is equity implied volatility. For GMWBs, other significant unobservable inputs include base and dynamic lapse rates, mortality rates, and utilization rates. Lapse, mortality, and utilization rates may vary significantly depending upon age groups and duration. In general, increases in volatility and utilization rates will increase the fair value of the liability associated with GMWB, while increases in lapse rates and mortality rates will decrease the fair value of the liability. Significant unobservable inputs used in valuing embedded derivatives within GICs include long-term forward interest rates and foreign exchange rates. Generally, the embedded derivative liability for GICs will increase as interest rates decrease or if the U.S. dollar weakens compared to the euro.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Investments in Certain Entities Carried at Fair Value Using Net Asset Value per Share

The following table includes information related to our investments in certain other invested assets, including private equity funds, hedge funds and other alternative investments that calculate net asset value per share (or its equivalent). For these investments, which are measured at fair value on a recurring basis, we use the net asset value per share as a practical expedient to measure fair value.

                                                                             December 31, 2014       December 31, 2013
                                                                          ----------------------- -----------------------
                                                                          Fair Value              Fair Value
                                                                           Using Net               Using Net
                                                                             Asset                   Asset
                                                                           Value Per               Value Per
                                                                           Share (or               Share (or
                                                                              its      Unfunded       its      Unfunded
(in millions)                       Investment Category Includes          equivalent) Commitments equivalent) Commitments
-------------               --------------------------------------------- ----------- ----------- ----------- -----------
Investment Category
Private equity funds:
   Leveraged buyout         Debt and/or equity investments made as part
                            of a transaction in which assets of mature
                            companies are acquired from the current
                            shareholders, typically with the use of
                            financial leverage                              $  983       $155       $1,178       $185

   Real Estate /            Investments in real estate properties and
   Infrastructure           infrastructure positions, including power
                            plants and other energy generating facilities      100          5           93          9

   Venture capital          Early-stage, high-potential, growth
                            companies expected to generate a return
                            through an eventual realization event, such
                            as an initial public offering or sale of the
                            company                                             35          3           40          6

   Distressed               Securities of companies that are in default,
                            under bankruptcy protection, or troubled            78         28           91         16

   Other                    Includes multi-strategy and mezzanine
                            strategies                                          11         35            9         12
                                                                            ------       ----       ------       ----
Total private equity funds                                                   1,207        226        1,411        228
                                                                            ------       ----       ------       ----
Hedge funds:

   Event-driven             Securities of companies undergoing material
                            structural changes, including mergers,
                            acquisitions and other reorganizations             416         --          500          2

   Long-short               Securities that the manager believes are
                            undervalued, with corresponding short
                            positions to hedge market risk                     951          1          713         11

   Distressed               Securities of companies that are in default,
                            under bankruptcy protection or troubled            413          3          405         11

   Emerging markets         Investments in the financial markets of
                            developing countries                                56         --           64         --

   Other                    Includes multi-strategy and other strategies       119         --           77         --
                                                                            ------       ----       ------       ----
Total hedge funds                                                            1,955          4        1,759         24
                                                                            ------       ----       ------       ----
Total                                                                       $3,162       $230       $3,170       $252
                                                                            ======       ====       ======       ====

Private equity fund investments included above are not redeemable, as distributions from the funds will be received when underlying investments of the funds are liquidated. Private equity funds are generally expected to have 10-year lives at their inception, but these lives may be extended at the fund manager's discretion, typically in one or two-year increments.

The hedge fund investments included above may be redeemable monthly, quarterly, semi-annually and annually, as shown below, with redemption notices ranging from one day to 180 days. Certain hedge fund investments are currently not redeemable, either in whole or in part, because such investments include various contractual restrictions. The majority of these contractual restrictions, which may have been put in place at a fund's inception or thereafter, have pre-defined end dates and are generally expected to be lifted by the end of 2015. The fund investments for which redemption is restricted only in part generally relate to certain hedge funds that hold at least one investment that the fund manager deems to be illiquid.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents information regarding the expected remaining lives of our investments in private equity funds, assuming average original expected lives of 10 years for the funds, and information regarding redemptions and contractual restrictions related to our hedge fund investments:

December 31,                                                                          2014
------------                                                                          ----
Percentage of private equity fund investments with remaining lives of:
   Less than three years                                                               82%
   Three to seven years                                                                15
   Seven to 10 years                                                                    3
                                                                                      ---
       Total                                                                          100%
                                                                                      ===
Percentage of hedge fund investments redeemable:
   Monthly                                                                              9%
   Quarterly                                                                           38
   Semi-annually                                                                       11
   Annually                                                                            42
                                                                                      ---
       Total                                                                          100%
                                                                                      ===
Percentage of hedge fund investments' fair value subject to contractual restrictions   40%
                                                                                      ===

Fair Value Option

Under the fair value option, we may elect to measure at fair value financial assets and financial liabilities that are not otherwise required to be measured at fair value. Subsequent changes in fair value for designated items are reported in earnings. We elect the fair value option for certain hybrid securities given the complexity of bifurcating the economic components associated with the embedded derivatives.

Additionally, beginning in the third quarter of 2012, we elected the fair value option for investments in certain private equity funds, hedge funds and other alternative investments when such investments are eligible for this election. We believe this measurement basis is consistent with the applicable accounting guidance used by the respective investment company funds themselves.

See Note 4 for additional information.

Certain VIEs, which are securitization vehicles that we consolidate, have elected the fair value option for a tranche of their structured securities, referred to herein as the Class X notes, which are included in notes payable - to affiliates, net.

See Notes 9 and 17 for additional information on these VIEs, which are securitization vehicles.

The following table presents the difference between fair values and the aggregate contractual principal amounts of notes payable for which the fair value option was elected:

                                       December 31, 2014                 December 31, 2013
                               --------------------------------  --------------------------------
                                          Outstanding                       Outstanding
                                           Principal                         Principal
(in millions)                  Fair Value   Amount    Difference Fair Value   Amount    Difference
-------------                  ---------- ----------- ---------- ---------- ----------- ----------
Liabilities:
   Notes payable - to
     affiliates, net              $291       $760       $(469)      $211       $580       $(369)

In 2011, we assumed GIC liabilities, which are reported in policyholder contract deposits on the Balance Sheets, from an affiliate, AIG Matched Funding Corp. (AIGMFC). AIGMFC had elected the fair value option for these GIC liabilities and we have maintained this election. The change in the value of each of the GIC liabilities is partially offset by a swap used to economically hedge the changes in the fair value of the GICs. See Note 17 for additional information on the GIC assumption and the related swaps.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the gains or losses recorded related to the eligible instruments for which the fair value option was elected:

                                                              Gain (Loss)
    Years Ended December 31,                               ----------------
    (in millions)                                          2014  2013  2012
    -------------                                          ----  ----  ----
    Assets:
       Other bond securities - certain hybrid securities   $368  $(58) $206
       Other bond securities - ML II interest                --    --   177
       Other invested assets                                100   194     5
                                                           ----  ----  ----
    Liabilities:
       Policyholder contract deposits                        15   (17)   (3)
       Notes payable - to affiliates, net                   (13)  (12)   --
                                                           ----  ----  ----
    Total gain                                             $470  $107  $385
                                                           ====  ====  ====

Interest income, dividend income and net unrealized gains (losses) on assets measured under the fair value option are recognized and included in net investment income in the Statements of Income. Interest on liabilities measured under the fair value option is recognized in other income in the Statements of Income.

See Note 4 herein for additional information about our policies for recognition, measurement, and disclosure of interest, dividend and other income.

FAIR VALUE MEASUREMENTS ON A NON-RECURRING BASIS

We measure the fair value of certain assets on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include cost and equity-method investments and mortgage and other loans.

See Note 4 herein for additional information about how we test various asset classes for impairment.

The following table presents assets measured at fair value on a non-recurring basis at the time of impairment and the related impairment charges recorded during the periods presented:

                                   Assets at Fair Value      Impairment Charges
                               ----------------------------- ------------------
                                    Non-Recurring Basis       December 31,
                               ----------------------------- ------------------
    (in millions)              Level 1 Level 2 Level 3 Total 2014   2013  2012
    -------------              ------- ------- ------- ----- ----   ----  ----
    December 31, 2014
       Other invested assets     $--     $--    $  2   $  2   $2    $19   $--

    December 31, 2013
       Other invested assets     $--     $--    $435   $435

FAIR VALUE INFORMATION ABOUT FINANCIAL INSTRUMENTS NOT MEASURED AT FAIR VALUE

Information regarding the estimation of fair value for financial instruments not carried at fair value (excluding insurance contracts) is discussed below.

..   Mortgage and other loans receivable: Fair values of loans on real estate and other loans receivable were estimated for disclosure purposes using discounted cash flow calculations based on discount rates that we believe market participants would use in determining the price that they would pay for such assets. For certain loans, our current incremental lending rates for similar types of loans are used as the discount rates, because we believe this rate approximates the rates market participants would use. The fair values of policy loans are generally estimated based on unpaid principal amount as of each reporting date or, in some cases, based on the present value of the loans using a discounted cash flow model. No consideration is given to credit risk because policy loans are effectively collateralized by the cash surrender value of the policies.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


..   Other invested assets: The majority of other invested assets that are not measured at fair value represent investments in hedge funds, private equity funds and other investment partnerships for which we use the equity method of accounting. The fair value of our investment in these funds is measured based on our share of the funds' reported net asset value.

..   Cash and short-term investments: The carrying amounts of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.

..   Policyholder contract deposits associated with investment-type contracts:
    Fair values for policyholder contract deposits associated with investment-type contracts not accounted for at fair value were estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those of the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rate (if available) or current risk-free interest rate consistent with the currency in which the cash flows are denominated. To determine fair value, other factors include current policyholder account values and related surrender charges and other assumptions include expectations about policyholder behavior and an appropriate risk margin.

..   Notes Payable: Fair values of these obligations were estimated based on discounted cash flow calculations using a discount rate that is indicative of the current market for securities with similar risk characteristics.

The following table presents the carrying values and estimated fair values of our financial instruments not measured at fair value and indicates the level in the fair value hierarchy of the estimated fair value measurement based on the observability of the inputs used:

                                                 Estimated Fair Value
                                            ------------------------------- Carrying
(in millions)                               Level 1 Level 2 Level 3  Total   Value
-------------                               ------- ------- ------- ------- --------
December 31, 2014
Assets:
   Mortgage and other loans receivable       $ --   $   --  $12,614 $12,614 $11,812
   Other invested assets                       --       14       --      14      14
   Short-term investments                      --      823       --     823     823
   Cash                                       277       --       --     277     277
Liabilities:
   Policyholder contract deposits/(a)/         --      224   61,771  61,995  56,951
   Note payable - to affiliates, net/(b)/      --       --      363     363     367
   Note payable - to third parties, net        --       --      626     626     627
                                             ----   ------  ------- ------- -------
December 31, 2013
Assets:
   Mortgage and other loans receivable       $ --   $   75  $10,562 $10,637 $10,085
   Other invested assets                       --       22       --      22      22
   Short-term investments                      --    1,161       --   1,161   1,161
   Cash                                       202       --       --     202     202
Liabilities:
   Policyholder contract deposits/(a)/         --      185   59,505  59,690  55,476
   Note payable - to affiliates, net/(b)/      --       --       46      46      49
   Note payable - to third parties, net        --       --      377     377     378
                                             ----   ------  ------- ------- -------

(a)Excludes embedded policy derivatives which are carried at fair value on a recurring basis.
(b)Excludes notes for which the fair value option has been elected.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


4. INVESTMENTS

Fixed Maturity and Equity Securities

Bonds held to maturity are carried at amortized cost when we have the ability and positive intent to hold these securities until maturity. When we do not have the ability or positive intent to hold bonds until maturity, these securities are classified as available for sale and are measured at fair value at our election. None of our fixed maturity securities met the criteria for held to maturity classification at December 31, 2014 or 2013.

Fixed maturity and equity securities classified as available-for-sale are carried at fair value. Unrealized gains and losses from available for sale investments in fixed maturity and equity securities are reported as a separate component of accumulated other comprehensive income (AOCI), net of DAC, deferred sales inducements and deferred income taxes, in shareholder's equity. Realized and unrealized gains and losses from fixed maturity and equity securities that are measured at fair value under the fair value option are reflected in net investment income. Investments in fixed maturity and equity securities are recorded on a trade-date basis.

Premiums and discounts arising from the purchase of bonds classified as available for sale are treated as yield adjustments over their estimated holding periods, until maturity, or call date, if applicable. For investments in certain RMBS, CMBS, CDO and ABS, (collectively, structured securities), recognized yields are updated based on current information regarding the timing and amount of expected undiscounted future cash flows. For high credit quality structured securities, effective yields are recalculated based on actual payments received and updated prepayment expectations, and the amortized cost is adjusted to the amount that would have existed had the new effective yield been applied since acquisition with a corresponding charge or credit to net investment income. For structured securities that are not high credit quality, effective yields are recalculated and adjusted prospectively based on changes in expected undiscounted future cash flows. For purchased credit impaired (PCI) securities, at acquisition, the difference between the undiscounted expected future cash flows and the recorded investment in the securities represents the initial accretable yield, which is to be accreted into net investment income over the securities' remaining lives on a level yield basis. Subsequently, effective yields recognized on PCI securities are recalculated and adjusted prospectively to reflect changes in the contractual benchmark interest rates on variable rate securities and any significant increases in undiscounted expected future cash flows arising due to reasons other than interest rate changes.

Other Bond Securities and Other Common and Preferred Stock

Securities for which we have elected the fair value option are carried at fair value and reported in other bond securities or other common and preferred stocks in the Balance Sheets. Changes in fair value of these assets are reported in net investment income. Interest income and dividend income on assets measured under the fair value option are recognized and included in net investment income.

See Note 3 for additional information on financial assets designated under the fair value option.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Securities Available for Sale

The following table presents the amortized cost or cost and fair value of our available for sale securities:

                                                                                                                 Other-Than-
                                                                      Amortized   Gross      Gross                Temporary
                                                                       Cost or  Unrealized Unrealized            Impairments
(in millions)                                                           Cost      Gains      Losses   Fair Value in AOCI/(a)/
-------------                                                         --------- ---------- ---------- ---------- -----------
December 31, 2014
Bonds available for sale:
   U.S. government and government sponsored entities                   $   333    $   63    $    (1)   $    395    $   --
   Obligations of states, municipalities and political subdivisions      2,699       325         (5)      3,019         2
   Non-U.S. governments                                                  2,782       167        (62)      2,887        --
   Corporate debt                                                       64,605     6,412       (642)     70,375        37
   Mortgage-backed, asset-backed and collateralized:
       RMBS                                                             14,169     1,433       (144)     15,458       739
       CMBS                                                              4,226       488         (9)      4,705       232
       CDO/ABS                                                           5,745       197        (38)      5,904         6
                                                                       -------    ------    -------    --------    ------
   Total mortgage-backed, asset-backed and collateralized               24,140     2,118       (191)     26,067       977
                                                                       -------    ------    -------    --------    ------
Total bonds available for sale/(b)/                                     94,559     9,085       (901)    102,743     1,016
                                                                       -------    ------    -------    --------    ------
Equity securities available for sale:
   Common stock                                                              3         4         --           7        --
   Preferred stock                                                          16         3         --          19        --
                                                                       -------    ------    -------    --------    ------
Total equity securities available for sale                                  19         7         --          26        --
                                                                       -------    ------    -------    --------    ------
Investment in AIG                                                            9         3         (6)          6        --
                                                                       -------    ------    -------    --------    ------
Total                                                                  $94,587    $9,095    $  (907)   $102,775    $1,016
                                                                       =======    ======    =======    ========    ======
December 31, 2013
Bonds available for sale:
   U.S. government and government sponsored entities                   $   343    $   46    $   (15)   $    374    $   --
   Obligations of states, municipalities and political subdivisions      2,432        53       (156)      2,329         2
   Non-U.S. governments                                                  2,426        95       (174)      2,347        --
   Corporate debt                                                       66,412     4,459     (1,812)     69,059        44
   Mortgage-backed, asset-backed and collateralized:
       RMBS                                                             13,975     1,223       (273)     14,925       657
       CMBS                                                              3,760       419        (63)      4,116       235
       CDO/ABS                                                           4,853       188        (43)      4,998        16
                                                                       -------    ------    -------    --------    ------
   Total mortgage-backed, asset-backed and collateralized               22,588     1,830       (379)     24,039       908
                                                                       -------    ------    -------    --------    ------
Total bonds available for sale/(b)/                                     94,201     6,483     (2,536)     98,148       954
                                                                       -------    ------    -------    --------    ------
Equity securities available for sale:
       Common stock                                                          5         2         --           7        --
       Preferred stock                                                      18         4         --          22        --
                                                                       -------    ------    -------    --------    ------
Total equity securities available for sale                                  23         6         --          29        --
                                                                       -------    ------    -------    --------    ------
Investment in AIG                                                            9         2         (6)          5        --
                                                                       -------    ------    -------    --------    ------
Total                                                                  $94,233    $6,491    $(2,542)   $ 98,182    $  954
                                                                       =======    ======    =======    ========    ======

(a)Represents the amount of other-than-temporary impairment losses recognized in accumulated other comprehensive income. Amount includes unrealized gains and losses on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.
(b)At December 31, 2014 and 2013, bonds available for sale held by us that were below investment grade or not rated totaled $15.3 billion and $14.5 billion, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Securities Available for Sale in a Loss Position

The following table summarizes the fair value and gross unrealized losses on our available for sale securities, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position:

                                                    Less than 12 Months    12 Months or More           Total
-                                                  --------------------- --------------------- ---------------------
                                                                Gross                 Gross                 Gross
                                                              Unrealized            Unrealized            Unrealized
(in millions)                                      Fair Value   Losses   Fair Value   Losses   Fair Value   Losses
-------------                                      ---------- ---------- ---------- ---------- ---------- ----------
December 31, 2014
Bonds available for sale:
   U.S. government and government sponsored
     entities                                       $    --     $   --     $   24      $  1     $    24     $    1
   Obligations of states, municipalities and
     political subdivisions                              47          1        171         4         218          5
   Non-U.S. governments                                 357         14        607        48         964         62
   Corporate debt                                     5,476        247      6,447       395      11,923        642
   RMBS                                               1,664         42      1,879       102       3,543        144
   CMBS                                                  53         --        331         9         384          9
   CDO/ABS                                            1,742         16        399        22       2,141         38
                                                    -------     ------     ------      ----     -------     ------
Total bonds available for sale                        9,339        320      9,858       581      19,197        901
                                                    -------     ------     ------      ----     -------     ------
Investment in AIG                                        --         --          6         6           6          6
                                                    -------     ------     ------      ----     -------     ------
Total                                               $ 9,339     $  320     $9,864      $587     $19,203     $  907
                                                    =======     ======     ======      ====     =======     ======
December 31, 2013
Bonds available for sale:
   U.S. government and government sponsored
     entities                                       $    62     $   13     $    7      $  2     $    69     $   15
   Obligations of states, municipalities and
     political subdivisions                           1,553        136         97        20       1,650        156
   Non-U.S. governments                               1,049        104        312        70       1,361        174
   Corporate debt                                    20,214      1,368      3,119       444      23,333      1,812
   RMBS                                               3,788        186        712        87       4,500        273
   CMBS                                                 827         38        167        25         994         63
   CDO/ABS                                            1,016         18        373        25       1,389         43
                                                    -------     ------     ------      ----     -------     ------
Total bonds available for sale                       28,509      1,863      4,787       673      33,296      2,536
                                                    -------     ------     ------      ----     -------     ------
Investment in AIG                                        --         --          5         6           5          6
                                                    -------     ------     ------      ----     -------     ------
Total                                               $28,509     $1,863     $4,792      $679     $33,301     $2,542
                                                    =======     ======     ======      ====     =======     ======

As of December 31, 2014, we held 2,239 individual fixed maturity and equity securities that were in an unrealized loss position, of which 1,045 individual securities were in a continuous unrealized loss position for longer than 12 months. We did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2014, because we neither intend to sell the securities nor do we believe that it is more likely than not that we will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines in value, we performed fundamental credit analysis on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other available market data.

Contractual Maturities of Fixed Maturity Securities Available for Sale

The following table presents the amortized cost and fair value of fixed maturity securities available for sale by contractual maturity:

                                                  Total Fixed Maturity Securities Fixed Maturity Securities in a Loss
                                                     Available for Sale           Position Available for Sale
-                                                 ------------------------------- -----------------------------------
(in millions)                                     Amortized Cost    Fair Value    Amortized Cost      Fair Value
-------------                                     --------------    ----------    --------------      ----------
December 31, 2014
Due in one year or less                              $ 1,793         $  1,843        $    93           $    91
Due after one year through five years                 11,957           12,911          1,303             1,261
Due after five years through ten years                24,485           25,760          5,693             5,459
Due after ten years                                   32,184           36,162          6,750             6,318
Mortgage-backed, asset-backed and collateralized      24,140           26,067          6,259             6,068
                                                     -------         --------        -------           -------
Total                                                $94,559         $102,743        $20,098           $19,197
                                                     =======         ========        =======           =======

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Our investments at December 31, 2014 or 2013 did not include any investments in a single issuer that exceeded 10 percent of our shareholder's equity.

The following table presents the gross realized gains and gross realized losses from sales or maturities of our available for sale securities:

                                         Years Ended December 31,
                           -----------------------------------------------------
                                 2014              2013              2012
                           ----------------- ----------------- -----------------
                            Gross    Gross    Gross    Gross    Gross    Gross
                           Realized Realized Realized Realized Realized Realized
(in millions)               Gains    Losses   Gains    Losses   Gains    Losses
-------------              -------- -------- -------- -------- -------- --------
Fixed maturity securities    $259     $49     $1,863    $76     $1,598    $92
Equity securities               5      --         28     --         31      6
                             ----     ---     ------    ---     ------    ---
Total                        $264     $49     $1,891    $76     $1,629    $98
                             ====     ===     ======    ===     ======    ===

In 2014, 2013, and 2012, the aggregate fair value of available for sale fixed maturity and equity securities sold was $6.1 billion, $22.5 billion and $11.8 billion, respectively.

Other Securities Measured at Fair Value

The following table presents the fair value of other securities measured at fair value at our election of the fair value option:

                                                   December 31, 2014 December 31, 2013
                                                   ----------------  ----------------
                                                            Percent           Percent
                                                   Fair       of     Fair       of
(in millions)                                      Value     Total   Value     Total
-------------                                       ------  -------   ------  -------
U.S. government and government sponsored entities  $1,135      39%   $  903      30%
Mortgage-backed, asset-backed and collateralized:
   RMBS                                               384      13       332      11
   CMBS                                               153       5       156       5
   CDO/ABS                                          1,262      43     1,061      36
                                                    ------    ---     ------    ---
Total fixed maturities                              2,934     100     2,452      82
Other common and preferred stock                       --      --       538      18
                                                    ------    ---     ------    ---
Total                                              $2,934     100%   $2,990     100%
                                                    ======    ===     ======    ===

Other Invested Assets

The following table summarizes the carrying values of other invested assets:

                                                       December 31,
                                                       -------------
           (in millions)                                2014   2013
           -------------                               ------ ------
           Alternative investments/(a)/                $6,722 $7,047
           Investment real estate/(b)/                    346    443
           Federal Home Loan Bank (FHLB) common stock      14     22
                                                       ------ ------
           Total                                       $7,082 $7,512
                                                       ====== ======

(a)Includes hedge funds, private equity funds, affordable housing partnerships and other investment partnerships.
(b)Net of accumulated depreciation of $148 million and $181 million at December 31, 2014 and 2013, respectively.

Other Invested Assets Carried at Fair Value

Certain hedge funds, private equity funds, affordable housing partnerships and other investment partnerships for which we have elected the fair value option are reported at fair value with changes in fair value recognized in net investment income. Other investments in hedge funds, private equity funds, affordable housing partnerships and other investment partnerships in which AIG's insurance operations do not hold aggregate interests sufficient to exercise more than minor influence over the respective partnerships are reported at fair value with changes in fair value recognized as a component of accumulated other comprehensive income. These investments are subject to other-than-temporary impairment evaluations (see discussion below on evaluating equity investments for other-than-temporary impairment).

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The gross unrealized loss recorded in Accumulated other comprehensive income on such investments was $26 million and $8 million at December 31, 2014 and 2013, respectively, the majority of which pertains to investments in private equity funds and hedge funds that have been in continuous unrealized loss positions for less than 12 months.

Other Invested Assets - Equity Method Investments

We account for hedge funds, private equity funds, affordable housing partnerships and other investment partnerships using the equity method of accounting unless AIG's interest is so minor that AIG may have virtually no influence over partnership operating and financial policies, or we have elected the fair value option. Under the equity method of accounting, the carrying value generally is our share of the net asset value of the funds or the partnerships, and changes in our share of the net asset values are recorded in net investment income. In applying the equity method of accounting, we consistently use the most recently available financial information provided by the general partner or manager of each of these investments, which is one to three months prior to the end of our reporting period. The financial statements of these investees are generally audited annually.

Other Investments

Real estate is classified as held for investment or held for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Properties acquired through foreclosure and held for sale are carried at the lower of carrying amount or fair value less estimated costs to sell the property.

We are members of the FHLB of Dallas and such membership requires members to own stock in the FHLB. Our FHLB stock is carried at amortized cost, which approximates fair value, and is included in other invested assets.

Other invested assets also include mutual funds, which consist of seed money for mutual funds and investments in retail mutual funds used as investment vehicles for our variable annuity separate accounts, and are carried at market value.

Aircraft

Aircraft owned by the Aircraft Trusts were recorded at cost (adjusted for impairment charges), net of accumulated depreciation. Depreciation was generally computed on a straight-line to a residual value of approximately 15 percent of the cost of the asset over its estimated useful life of 25 years. Certain major additions and modifications to aircraft may have been capitalized. The residual value estimates were reviewed periodically to ensure continued appropriateness. Aircraft were periodically reviewed for impairment and impairment losses recorded when the estimate of undiscounted future cash flows expected to be generated by the aircraft was less than its carrying value. See Notes 9 for additional information.

Short-Term Investments

Short-term investments include interest-bearing money market funds, investment pools, and other investments with original maturities within one year from the date of purchase.

Net Investment Income

Net investment income represents income primarily from the following sources:

..   Interest income and related expenses, including amortization of premiums and accretion of discounts on bonds with changes in the timing and the amount of expected principal and interest cash flows reflected in the yield, as applicable.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

..   Dividend income from common and preferred stock and distributions from other investments, including distributions from private equity funds and hedge funds that are not accounted for under the equity method.

..   Realized and unrealized gains and losses from investments in other securities and investments for which we elected the fair value option.

..   Earnings from private equity funds and hedge fund investments accounted for under the equity method.

..   Interest income on mortgage, policy and other loans.

The following table presents the components of net investment income:

                                                             Years Ended December 31,
                                                             ----------------------
(in millions)                                                 2014      2013    2012
-------------                                                ------    ------  ------
Fixed maturity securities, including short-term investments  $5,686    $5,275  $5,792
Equity securities                                               (51)      (20)     67
Interest on mortgage and other loans                            645       626     628
Investment real estate                                           61        79      73
Other invested assets                                           778       919     650
Securities lending                                                1         3       2
Other investments                                                69        52      12
                                                             ------    ------  ------
Total investment income                                       7,189     6,934   7,224
Investment expenses                                             247       242     223
                                                             ------    ------  ------
Net investment income                                        $6,942    $6,692  $7,001
                                                             ======    ======  ======

The carrying value of investments that produced no investment income during 2014 was $109 million, which is less than less than 0.1 percent of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on our results of operations and financial position.

Net Realized Capital Gains and Losses

Net realized capital gains and losses are determined by specific identification. The net realized capital gains and losses are generated primarily from the following sources:

..   Sales of available for sale fixed maturity and equity securities, real estate, investments in private equity funds and hedge funds and other types of investments.

..   Reductions to the cost basis of available for sale fixed maturity and equity securities and certain other invested assets for other-than-temporary impairments.

..   Changes in fair value of derivatives except for those instruments that are designated as hedging instruments when the change in the fair value of the hedged item is not reported in net realized capital gains and losses.

..   Exchange gains and losses resulting from foreign currency transactions.

The following table presents the components of net realized capital gains (losses):

                                               Years Ended December 31,
                                               ---------------------
          (in millions)                         2014     2013    2012
          -------------                        -----    ------  ------
          Sales of fixed maturity securities   $ 210    $1,787  $1,506
          Sales of equity securities               5        28      25
          Mortgage and other loans               (46)      (57)     73
          Investment real estate                 116        73      12
          Other invested assets                   51         2     (12)
          Derivatives                           (432)      340    (509)
          Other                                  148       (30)    (45)
          Other-than-temporary impairments      (119)     (127)   (379)
                                               -----    ------  ------
          Net realized capital (losses) gains  $ (67)   $2,016  $  671
                                               =====    ======  ======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Evaluating Investments for Other-Than-Temporary Impairments

Fixed Maturity Securities

If we intend to sell a fixed maturity security or it is more likely than not that we will be required to sell a fixed maturity security before recovery of its amortized cost basis and the fair value of the security is below amortized cost, an other-than-temporary impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized capital losses. When assessing our intent to sell a fixed maturity security, or whether it is more likely than not that we will be required to sell a fixed maturity security before recovery of its amortized cost basis, management evaluates relevant facts and circumstances including, but not limited to, decisions to reposition our investment portfolio, sales of securities to meet cash flow needs and sales of securities to take advantage of favorable pricing.

For fixed maturity securities for which a credit impairment has occurred, the amortized cost is written down to the estimated recovery value with a corresponding charge to realized capital losses. The estimated recovery value is the present value of cash flows expected to be collected, as determined by management. The difference between fair value and amortized cost that is not related to a credit impairment is recognized in unrealized appreciation (depreciation) of fixed maturity securities on which other-than-temporary credit impairments were taken (a component of accumulated other comprehensive income).

When estimating future cash flows for structured fixed maturity securities (e.g., RMBS, CMBS, CDO, ABS), management considers historical performance of underlying assets and available market information as well as bond-specific structural considerations, such as credit enhancement and priority of payment structure of the security. In addition, the process of estimating future cash flows includes, but is not limited to, the following critical inputs, which vary by asset class:

..   Current delinquency rates;

..   Expected default rates and the timing of such defaults;

..   Loss severity and the timing of any recovery; and

..   Expected prepayment speeds.

For corporate, municipal and sovereign fixed maturity securities determined to be credit impaired, management considers the fair value as the recovery value when available information does not indicate that another value is more relevant or reliable. When management identifies information that supports a recovery value other than the fair value, the determination of a recovery value considers scenarios specific to the issuer and the security, and may be based upon estimates of outcomes of corporate restructurings, political and macroeconomic factors, stability and financial strength of the issuer, the value of any secondary sources of repayment and the disposition of assets.

Management considers severe price declines in its assessment of potential credit impairments. We may also modify model inputs when management determines that price movements in certain sectors are indicative of factors not captured by the cash flow models.

In periods subsequent to the recognition of an other-than-temporary impairment charge for available for sale fixed maturity securities that is not foreign exchange related, we prospectively accrete into earnings the difference between the new amortized cost and the expected undiscounted recovery value over the remaining expected holding period of the security.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Credit Impairments

The following table presents a rollforward of the cumulative credit losses in other-than-temporary impairments recognized in earnings for available for sale fixed maturity securities:

                                                                                     Years Ended December 31,
                                                                                     ----------------------
(in millions)                                                                         2014     2013    2012
-------------                                                                        ------   ------  ------
Balance, beginning of year                                                           $1,585   $2,126  $2,775
   Increases due to:
       Credit impairments on new securities subject to impairment losses                 22       15      96
       Additional credit impairments on previously impaired securities                   40       31     194
   Reductions due to:
       Credit impaired securities fully disposed for which there was no prior
         intent or requirement to sell                                                 (153)    (184)   (520)
       Credit impaired securities for which there is a current intent or
         anticipated requirement to sell                                               (170)      --      --
       Accretion on securities previously impaired due to credit/*/                      --     (403)   (422)
   Other                                                                                 --       --       3
                                                                                     ------   ------  ------
Balance, end of year                                                                 $1,324   $1,585  $2,126
                                                                                     ======   ======  ======

* Represents both accretion recognized due to changes in cash flows expected to be collected over the remaining expected term of the credit impaired securities and the accretion due to the passage of time.

Equity Securities

We evaluate our available for sale equity securities, equity method and cost method investments for impairment by considering such securities as candidates for other-than-temporary impairment if they meet any of the following criteria:

..   The security has traded at a significant (25 percent or more) discount to cost for an extended period of time (nine consecutive months or longer);

..   A discrete credit event has occurred resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court-supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

..   We have concluded that it may not realize a full recovery on its investment, regardless of the occurrence of one of the foregoing events.

The determination that an equity security is other-than-temporarily impaired requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. In addition to the above criteria, management also considers circumstances of a rapid and severe market valuation decline (50 percent or more discounts to cost), in which we could not reasonably assert that the impairment period would be temporary (severity losses).

Other Invested Assets

Investments in private equity funds and hedge funds are evaluated for impairment in a manner similar to the evaluation of equity securities for impairments as discussed above. This evaluation considers market conditions, events and volatility that may impact the recoverability of the underlying investments within these private equity funds and hedge funds and is based on the nature of the underlying investments and specific inherent risks. Such risks may evolve based on the nature of the underlying investments.

Investments in real estate are periodically evaluated for recoverability whenever changes in circumstances indicate the carrying amount of an asset may be impaired. When impairment indicators are present, we compare expected investment cash flows to carrying value. When the expected cash flows are less than the carrying value, the investments are written down to fair value with a corresponding charge to earnings.

Purchased Credit Impaired Securities

We purchase certain RMBS securities that have experienced deterioration in credit quality since their issuance. We determined, based on our expectations as to the timing and amount of cash flows expected to be received, that it was

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

probable at the date of acquisition that we would not collect all contractually required payments for these PCI securities, including both principal and interest after considering the effects of prepayments. At acquisition, the timing and amount of the undiscounted future cash flows expected to be received on each PCI security was determined based on our best estimate using key assumptions, such as interest rates, default rates and prepayment speeds. At acquisition, the difference between the undiscounted expected future cash flows of the PCI securities and the recorded investment in the securities represents the initial accretable yield, which is to be accreted into net investment income over their remaining lives on a level-yield basis. Additionally, the difference between the contractually required payments on the PCI securities and the undiscounted expected future cash flows represents the non-accretable difference at acquisition. The accretable yield and the non-accretable difference will change over time, based on actual payments received and changes in estimates of undiscounted expected future cash flows, which are discussed further below.

On a quarterly basis, the undiscounted expected future cash flows associated with PCI securities are re-evaluated based on updates to key assumptions. Declines in undiscounted expected future cash flows due to further credit deterioration as well as changes in the expected timing of the cash flows can result in the recognition of an other-than-temporary impairment charge, as PCI securities are subject to our policy for evaluating investments for other-than-temporary impairment. Changes to undiscounted expected future cash flows due solely to the changes in the contractual benchmark interest rates on variable rate PCI securities will change the accretable yield prospectively. Significant increases in undiscounted expected future cash flows for reasons other than interest rate changes are recognized prospectively as an adjustment to the accretable yield.

The following table presents information on our PCI securities, which are included in bonds available for sale:

                                                               At Date of
     (in millions)                                             Acquisition
     -------------                                             -----------
     Contractually required payments (principal and interest)    $11,962
     Cash flows expected to be collected/*/                        9,700
     Recorded investment in acquired securities                    6,457

* Represents undiscounted expected cash flows, including both principal and interest

                                                 December 31,
                                                 -------------
                  (in millions)                   2014   2013
                  -------------                  ------ ------
                  Outstanding principal balance  $6,934 $5,805
                  Amortized cost                  5,020  3,969
                  Fair value                      5,473  4,397

The following table presents activity for the accretable yield on PCI securities:

                                                                                 Years Ended
                                                                                December 31,
                                                                               --------------
(in millions)                                                                   2014    2013
-------------                                                                  ------  ------
Balance, beginning of year                                                     $2,677  $1,734
   Newly purchased PCI securities                                                 545     826
   Disposals                                                                       --     (39)
   Accretion                                                                     (345)   (258)
   Effect of changes in interest rate indices                                    (226)    118
   Net reclassification from non-accretable difference, including effects of
     prepayments                                                                   10     296
                                                                               ------  ------
Balance, end of year                                                           $2,661  $2,677
                                                                               ======  ======

Pledged Investments

Secured Financing

We enter into secured financing transactions whereby certain securities are sold under agreements to repurchase (repurchase agreements), in which we transfer securities in exchange for cash, with an agreement by us to repurchase the same or substantially similar securities. In the majority of these repurchase agreements, the securities transferred by us may be sold or repledged by the counterparties. Repurchase agreements are recorded at their contracted repurchase amounts plus accrued interest.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


At December 31, 2013, our secured financing transactions also included those that involve the transfer of securities to financial institutions in exchange for cash or other liquid collateral. Securities transferred by us under these financing transactions may be sold or repledged by the counterparties. As collateral for the securities transferred by us, counterparties transfer assets to us, such as cash or high quality fixed maturity securities. Collateral levels are monitored daily and are generally maintained at an agreed-upon percentage of the fair value of the transferred securities during the life of the transactions. When we receive fixed maturity securities as collateral, we do not have the right to sell or repledge this collateral unless an event of default occurs by the counterparties. At the termination of the transactions, we and our counterparties are obligated to return the collateral provided and the securities transferred, respectively.

The following table presents the fair value of securities pledged to counterparties under secured financing transactions:

                                                 December 31,
                                                 -------------
                  (in millions)                   2014   2013
                  -------------                  ------ ------
                  Securities available for sale  $   -- $2,425
                  Other securities                1,135    903

Insurance - Statutory and Other Deposits

Total carrying values of cash and securities deposited by us under requirements of regulatory authorities were $72 million and $70 million at December 31, 2014 and 2013, respectively.

Other Pledges

We are members of FHLBs and such membership requires the members to own stock in these FHLBs. We owned an aggregate of $14 million and $22 million of stock in FHLBs at December 31, 2014 and 2013, respectively. To the extent we borrow from an FHLB, our ownership interest in the stock of the FHLB will be pledged to the FHLB. In addition, we have pledged securities with a fair value of $330 million and $67 million at December 31, 2014 and 2013, respectively, associated with advances from the FHLBs. The increase in pledged securities in 2014 primarily reflects securities pledged to the FHLB prior to obtaining advances, pursuant to our plan to facilitate the ability to obtain cash advances on a same-day basis up to an internally approved limit, to more effectively manage short-term liquidity. As a result, we had $312 million of available FHLB borrowing capacity at December 31, 2014.

5. LENDING ACTIVITIES

Mortgage and other loans receivable include commercial and residential mortgages, life insurance policy loans, commercial loans, and other loans and notes receivable. Commercial mortgages, commercial loans, and other loans and notes receivable are carried at unpaid principal balances less credit allowances and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on such loans is accrued as earned.

Direct costs of originating commercial mortgages, commercial loans, and other loans and notes receivable, net of nonrefundable points and fees, are deferred and included in the carrying amount of the related receivables. The amount deferred is amortized to net investment income over the life of the related loan as an adjustment of the loan's yield using the interest method.

Life insurance policy loans are carried at unpaid principal amount. There is no allowance for policy loans because these loans serve to reduce the death benefit paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents the composition of mortgages and other loans receivable:

                                                              December 31,
                                                            ----------------
   (in millions)                                              2014     2013
   -------------                                            -------  -------
   Commercial mortgages/(a)/                                $ 9,441  $ 8,167
   Life insurance policy loans                                1,501    1,554
   Commercial loans, other loans and notes receivable/(b)/      964      503
                                                            -------  -------
   Total mortgage and other loans receivable                 11,906   10,224
   Allowance for losses                                         (94)    (139)
                                                            -------  -------
   Mortgage and other loans receivable, net                 $11,812  $10,085
                                                            =======  =======

(a)Commercial mortgages primarily represent loans for office, retail, apartments and industrial properties, with exposures in California and New York representing the largest geographic concentrations (both 15 percent at December 31, 2014 and 19 percent and 14 percent, respectively, at December 31, 2013).
(b)Amount at December 31, 2014 also includes $110 million of residential mortgages.

The following table presents the credit quality indicators for commercial mortgage loans:

                                          Number                                                              Percent
                                                                       Class
                                            of   -------------------------------------------------              of
(dollars in millions)                     Loans  Apartments Offices Retail Industrial Hotel Others Total/(c)/ Total $
---------------------                     ------ ---------- ------- ------ ---------- ----- ------ ---------  -------
December 31, 2014
Credit Quality Indicator:
   In good standing                        609     $1,541   $3,164  $1,852    $863    $958  $  833  $9,211       97%
   Restructured/(a)/                         9         --      159      10      --      --      --     169        2
   90 days or less delinquent                3         --       --      --      --      --      --      --       --
   >90 days delinquent or in process of
     foreclosure                             3         --       61      --      --      --      --      61        1
                                           ---     ------   ------  ------    ----    ----  ------  ------      ---
Total/(b)/                                 624     $1,541   $3,384  $1,862    $863    $958  $  833  $9,441      100%
                                           ===     ======   ======  ======    ====    ====  ======  ======      ===
Allowance for losses                               $    2   $   41  $   16    $  2    $  3  $    9  $   73        1%
                                                   ======   ======  ======    ====    ====  ======  ======      ===
December 31, 2013
Credit Quality Indicator:
   In good standing                        623     $1,347   $2,427  $1,626    $839    $771  $  952  $7,962       98%
   Restructured/(a)/                        11         13       90      --      --      --      84     187        2
   >90 days delinquent or in process of
     foreclosure                             2         --       --      18      --      --      --      18       --
                                           ---     ------   ------  ------    ----    ----  ------  ------      ---
Total/(b)/                                 636     $1,360   $2,517  $1,644    $839    $771  $1,036  $8,167      100%
                                           ===     ======   ======  ======    ====    ====  ======  ======      ===
Allowance for losses                               $    2   $   61  $    6    $  1    $  3  $   33  $  106        1%
                                                   ======   ======  ======    ====    ====  ======  ======      ===

(a)Includes loans that have been modified in troubled debt restructurings and are performing according to their restructured terms. See discussion of troubled debt restructurings below.
(b)Does not reflect valuation allowances.
(c)Over 99 percent of the commercial mortgages held at such respective dates were current as to payments of principal and interest.

We hold mortgages with a carrying value of $71 million on certain properties that are owned by an affiliate, AIG Global Real Estate Investment Corporation, as of both December 31, 2014 and 2013.

Methodology Used to Estimate the Allowance for Losses

Mortgage and other loans receivable are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan's effective interest rate, ii) the loan's observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. Impairment of commercial mortgages is typically determined using the fair value of collateral while impairment of other loans is typically determined using the present value of cash flows or the loan's observable market price. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance amounts are established for incurred but not specifically identified impairments, based on the analysis of internal risk ratings and current loan values. Internal risk ratings are assigned based on the consideration of risk factors including past due status, debt service coverage, loan-to-value ratio or the ratio of the loan balance to the estimated value of the property, property occupancy, profile of the borrower and of the major property tenants, economic trends in the market where the property is located, and condition of the property. These factors and the resulting risk ratings also provide a basis for determining the level of monitoring performed at both the individual loan and the portfolio level. When all or a portion of a commercial mortgage loan is deemed uncollectible, the uncollectible portion of the carrying value of the loan is charged off against the allowance. Interest income on impaired loans is recognized as cash is received. For impaired loans where it has been determined

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

that not all of the contractual principal due will be collected, any cash received is recorded as a reduction of the current carrying amount of the loan.

A significant majority of commercial mortgage loans in the portfolio are non-recourse loans and, accordingly, the only guarantees are for specific items that are exceptions to the non-recourse provisions. It is therefore extremely rare for us to have cause to enforce the provisions of a guarantee on a commercial real estate or mortgage loan.

The following table presents a rollforward of the changes in the allowance for losses on mortgage and other loans receivable:

                                                  2014                   2013                   2012
                                         ---------------------  ---------------------  ---------------------
Years Ended December 31,                 Commercial Other       Commercial Other       Commercial Other
(in millions)                            Mortgages  Loans Total Mortgages  Loans Total Mortgages  Loans Total
-------------                            ---------- ----- ----- ---------- ----- ----- ---------- ----- -----
Allowance, beginning of year                $106    $ 33  $139     $ 68    $ 87  $155     $149     $84  $233
   Additions (reductions) to allowance       (17)     11    (6)      49      10    59      (74)     11   (63)
   Charge-offs, net of recoveries            (16)    (23)  (39)     (11)    (64)  (75)      (7)     (8)  (15)
                                            ----    ----  ----     ----    ----  ----     ----     ---  ----
Allowance, end of year                      $ 73    $ 21  $ 94     $106    $ 33  $139     $ 68     $87  $155
                                            ====    ====  ====     ====    ====  ====     ====     ===  ====

The following table presents information regarding impaired mortgage loans:

                                                         Years Ended
                                                        December 31,
                                                      ----------------
         (in millions)                                2014  2013  2012
         -------------                                ----  ----  ----
         Impaired loans with valuation allowances     $104  $137  $ 75
         Impaired loans without valuation allowances    --    --     7
                                                      ----  ----  ----
            Total impaired loans                       104   137    82
         Valuation allowances on impaired loans        (26)  (56)  (27)
                                                      ----  ----  ----
            Impaired loans, net                       $ 78  $ 81  $ 55
                                                      ====  ====  ====
                                                      $  5  $  7  $  4
         Interest income on impaired loans            ====  ====  ====

Troubled Debt Restructurings

We modify loans to optimize their returns and improve their collectability, among other things. When such a modification is undertaken with a borrower that is experiencing financial difficulty and the modification involves us granting a concession to the troubled debtor, the modification is deemed to be a troubled debt restructuring (TDR). We assess whether a borrower is experiencing financial difficulty based on a variety of factors, including the borrower's current default on any of its outstanding debt, the probability of a default on any of its debt in the foreseeable future without the modification, the insufficiency of the borrower's forecasted cash flows to service any of its outstanding debt (including both principal and interest), and the borrower's inability to access alternative third-party financing at an interest rate that would be reflective of current market conditions for a non-troubled debtor. Concessions granted may include extended maturity dates, interest rate changes, principal forgiveness, payment deferrals and easing of loan covenants.

We held $139 million and $67 million of commercial mortgage loans that had been modified in a TDR at December 31, 2014 and 2013, respectively. We have no other loans that had been modified in a TDR. At December 31, 2014 and 2013, these commercial mortgage loans had related total allowances for credit losses of $13 million and $11 million, respectively. The commercial mortgage loans modified in a TDR are included among the restructured loans in the credit quality indicators table above, if they are performing according to the restructured terms.

6. REINSURANCE

In the ordinary course of business, we utilize internal and third-party reinsurance relationships to manage insurance risks and to facilitate capital management strategies. Long-duration reinsurance is effected principally under yearly renewable term treaties. Pools of highly-rated third party reinsurers are utilized to manage net amounts at risk in excess of retention limits. In addition, we assume reinsurance from other insurance companies. We generally limit our exposure to loss on any single life to $10 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, we can increase our exposure to loss on any single life up to $15 million.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. The premiums with respect to these treaties are earned over the contract period in proportion to the protection provided.

The following table presents the effect of reinsurance on our premiums:

                                     Years Ended December 31,
                                     ----------------------
                   (in millions)      2014     2013    2012
                   -------------     ------   ------  ------
                   Direct premiums   $2,561   $2,661  $2,456
                   Assumed premiums      22       22      20
                   Ceded premiums      (917)    (900)   (860)
                                     ------   ------  ------
                   Net               $1,666   $1,783  $1,616
                                     ======   ======  ======

Reinsurance recoveries, which reduced Policyholder benefits, were approximately $641 million, $658 million and $694 million during 2014, 2013 and 2012, respectively.

The National Association of Insurance Commissioners (NAIC) Model Regulation "Valuation of Life Insurance Policies" (Regulation XXX) requires U.S. life insurers to establish additional statutory reserves for term life insurance policies with long-term premium guarantees and universal life policies with secondary guarantees (ULSGs). In addition, NAIC Actuarial Guideline 38 (Guideline AXXX) clarifies the application of Regulation XXX as to these guarantees, including certain ULSGs. We manage the capital impact of statutory reserve requirements under Regulation XXX and Guideline AXXX through intercompany reinsurance transactions. Regulation XXX and Guideline AXXX reserves related to new and in-force business (term and universal life) are ceded to our Parent, AGC Life, under a coinsurance/modified coinsurance agreement effective January 1, 2011. This agreement does not meet the criteria for reinsurance accounting under GAAP; therefore, deposit accounting is applied.

The agreement between us and AGC Life also provides for an experience refund of all profits, less a reinsurance risk charge. The main impact of the agreement on our results of operations during 2014, 2013 and 2012 was a pre-tax expense of approximately $81 million, $73 million and $66 million, respectively, which represented the risk charge associated with the reinsurance agreement.

On October 1, 2003, we entered into a coinsurance/modified coinsurance agreement with AIG Life of Bermuda, Ltd. (AIGB). Under the agreement, AIGB reinsured 100 percent quota share of our liability on virtually all of our general account deferred annuity contracts with issue dates on or after January 1, 2003. The agreement was amended on September 25, 2007 to terminate the agreement for new business as of July 1, 2007. Under the agreement, we retain the assets supporting the reserves ceded to AIGB. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge. This agreement does not meet the criteria for reinsurance accounting under GAAP, therefore, deposit accounting is applied. The main impact of the agreement on our results of operations during 2014, 2013 and 2012 was pre-tax expense of approximately $2 million in each year, which represented the risk charge associated with the reinsurance agreement.

In 2003, we entered into two coinsurance/modified coinsurance agreements with AIGB. These agreements have an effective date of January 1, 2003. Under the agreements, AIGB reinsured a 100 percent quota share of our liability on selective level term products and universal life products issued by us. These agreements do not meet the criteria for reinsurance accounting under GAAP; therefore, deposit accounting is applied. These agreements were amended to terminate for new business issued on and after August 1, 2009. Effective
July 1, 2013, we fully recaptured these agreements and simultaneously reinsured this in-force block to AGC Life, under the January 1, 2011 coinsurance/modified coinsurance agreement mentioned above. Management received approvals of the recapture and reinsurance transactions on our behalf and AGC Life from the Texas and Missouri Departments of Insurance, in July 2013, with July 1, 2013 effective dates. On the effective date of the recapture with AIGB and day one of the treaty with AGC Life, we recorded a net zero impact to pre-tax earnings. The agreements also provide for an experience refund of all profits, less a reinsurance risk charge. The main impact of the agreements on our results of operations during 2013 and 2012 was pre-tax expense of approximately $3 million and $4 million, respectively, representing the risk charge associated with the coinsurance agreement.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Our third-party reinsurance arrangements do not relieve us from our direct obligations to our beneficiaries. Thus, a credit exposure exists with respect to reinsurance ceded, to the extent that any reinsurer fails to meet the obligations assumed under any reinsurance agreement. We believe that no exposure to a single reinsurer represents an inappropriate concentration of credit risk to the Company. Gross reinsurance assets with our three largest reinsurers aggregated to approximately $1.0 billion at both December 31, 2014 and 2013, of which approximately $198 million was secured by collateral at both December 31, 2014 and 2013.

7. DERIVATIVES AND HEDGE ACCOUNTING

We use derivatives and other financial instruments as part of our financial risk management programs and our investment operations. Interest rate and cross-currency swaps, swaptions, options and forward transactions are accounted for as derivatives, recorded on a trade-date basis and carried at fair value. See Note 3 for discussion of fair value measurements. Unrealized gains and losses are reflected in income, when appropriate. Aggregate asset or liability positions are netted on the Balance Sheets only to the extent permitted by qualifying master netting arrangements in place with each respective counterparty. Cash collateral posted with counterparties in conjunction with transactions supported by qualifying master netting arrangements is reported as a reduction of the corresponding net derivative liability, while cash collateral received in conjunction with transactions supported by qualifying master netting arrangements is reported as a reduction of the corresponding net derivative asset. We are exposed to potential credit-related losses in the event of nonperformance by counterparties to derivative instruments. The credit exposure related to our derivative financial instruments is limited to the fair value of contracts that are favorable to us at the reporting date less collateral received from that counterparty.

Derivatives, with the exception of bifurcated embedded derivatives, are reflected in the Balance Sheets in derivative assets, at fair value and derivative liabilities, at fair value. A bifurcated embedded derivative is measured at fair value and accounted for in the same manner as a free standing derivative contract. The corresponding host contract is accounted for according to the accounting guidance applicable to that instrument. A bifurcated embedded derivative is generally presented with the host contract. See Notes 3 and 11 for additional information on embedded policy derivatives.

Our interest rate contracts ,which include interest rate swaps, swaptions, futures and options, are used to economically hedge interest rate exposures associated with embedded derivatives contained in insurance contract liabilities and fixed maturity securities, as well as other interest rate sensitive assets and liabilities.

Foreign exchange derivatives (principally forwards and swaps) are used to economically mitigate risk associated with foreign currency-denominated transactions, primarily investments and GICs denominated in foreign currencies. Effective April 1, 2014, we reclassified cross-currency swaps from interest rate contracts to foreign exchange contracts. This change was applied prospectively.

Equity derivatives are used to mitigate financial risk embedded in certain insurance liabilities. We purchase equity contracts, such as futures and call and put options, to economically hedge certain guarantees of specific equity index universal life and annuities and variable annuity products. Our exchange-traded index futures contracts have no recorded fair value as they are cash settled daily.

We believe our economic hedging instruments have been and remain economically effective, but for the most part they have not been designated as hedges receiving hedge accounting treatment. Changes in the fair value of derivatives not designated as hedges are reported within net realized capital gains and losses. Certain swaps associated with GIC liabilities and available for sale investments have been designated as fair value hedges. Changes in fair value hedges of GIC liabilities and available for sale securities are reported in net policyholder benefits, along with changes in the hedged item.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the notional amounts and fair values of our derivatives:

                                                            December 31, 2014                 December 31, 2013
                                                    --------------------------------  --------------------------------
                                                    Gross Derivative Gross Derivative Gross Derivative Gross Derivative
                                                         Assets        Liabilities         Assets        Liabilities
                                                    ---------------  ---------------  ---------------  ---------------
                                                    Notional  Fair   Notional  Fair   Notional  Fair   Notional  Fair
(in millions)                                        Amount   Value   Amount   Value   Amount   Value   Amount   Value
-------------                                       -------- ------  -------- ------  -------- ------  -------- ------
Derivatives designated as hedging instruments:
   Interest rate contracts                          $   243  $  172  $    --  $   --  $   161  $  105   $  133  $   15
   Foreign exchange contracts                           182      11       99      29       --      --       --      --
Derivatives not designated as hedging instruments:
   Interest rate contracts                           24,499     398    2,992     275    5,996     691    4,125     650
   Foreign exchange contracts                         2,654     512    2,068     410       --      --       --      --
   Equity contracts/(a)/                              5,481     108   35,433   1,216   26,497     282    5,039     403
   Other contracts/(b)/                              30,580      13       65       7   24,561      10       --      --
                                                    -------  ------  -------  ------  -------  ------   ------  ------
Total derivatives, gross                            $63,639   1,214  $40,657   1,937  $57,215   1,088   $9,297   1,068
                                                    -------  ------  -------  ------  -------  ------   ------  ------
Counterparty netting/(c)/                                      (198)            (198)            (108)            (108)
Cash collateral/(d)/                                           (287)             (14)            (378)             (23)
                                                             ------           ------           ------           ------
   Total derivatives, net                                       729            1,725              602              937
Less: Bifurcated embedded derivatives                            --            1,267               95              403
                                                             ------           ------           ------           ------
Total derivative on balance sheets                           $  729           $  458           $  507           $  534
                                                             ======           ======           ======           ======

(a)Includes bifurcated embedded policy derivatives, which are recorded in policyholder contract deposits.
(b)Consists primarily of contacts with multiple underlying exposures and stable value wrap contracts.
(c)Represents netting of derivative exposures covered by a qualifying master netting agreement.
(d)Represents cash collateral posted and received that is eligible for netting.

The following table presents gains (losses) from our derivatives recognized in the Statements of Income:

                                                                                Years Ended December 31,
                                                                                -----------------------
(in millions)                                                                    2014     2013    2012
-------------                                                                    -----   -----   -----
Net effect of derivative instruments in fair value hedging relationships:/(a)/
   Interest rate contracts                                                      $  (7)   $  (1)  $  --
   Foreign exchange contracts                                                      (4)      --      --
                                                                                 -----   -----   -----
Total                                                                           $ (11)   $  (1)  $  --
                                                                                 =====   =====   =====
Derivatives not designated as hedging instruments
By derivative type:
   Interest rate contracts                                                      $ 506    $(193)  $  13
   Foreign exchange contracts                                                     (33)      --     (48)
   Equity contracts/(b)/                                                         (880)     525    (206)
   Other contracts                                                                 57       39    (243)
                                                                                 -----   -----   -----
Total                                                                           $(350)   $ 371   $(484)
                                                                                 =====   =====   =====
By classification:
   Policy fees                                                                  $  62    $  --   $  --
   Net investment income                                                           --       39       4
   Net realized capital gains (losses)                                           (432)     340    (509)
   Policyholder benefits                                                           17       (5)     21
   Interest credited to policyholder account balances                              (8)      (4)     --
                                                                                 -----   -----   -----
Total                                                                           $(361)   $ 370   $(484)
                                                                                 =====   =====   =====

(a)The amounts presented do not include the periodic net coupon settlements of derivative contract or coupon income (expense) related to the hedged item.
(b)Includes embedded derivative gains (losses) of $(643) million, $972 million and $(105) million during 2014, 2013 and 2012, respectively.

8. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

Deferred Policy Acquisition Costs

DAC represents those costs that are incremental and directly related to the successful acquisition of new or renewal of existing insurance contracts. We defer incremental costs that result directly from, and are essential to, the acquisition or renewal of an insurance contract. Such deferred policy acquisition costs generally include agent or broker commissions and bonuses, premium taxes, and medical and inspection fees that would not have been incurred if the insurance

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

contract had not been acquired or renewed. Each cost is analyzed to assess whether it is fully deferrable. We partially defer costs, including certain commissions, when we do not believe that the entire cost is directly related to the acquisition or renewal of insurance contracts.

We also defer a portion of employee total compensation and payroll-related fringe benefits directly related to time spent performing specific acquisition or renewal activities including costs associated with the time spent on underwriting, policy issuance and processing, and sales force contract selling. The amounts deferred are derived based on successful efforts for each distribution channel and/or cost center from which the cost originates.

Short-duration insurance contracts: Policy acquisition costs are deferred and amortized over the period in which the related premiums written are earned, generally 12 months. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the profitability of the underlying insurance contracts. Investment income is anticipated in assessing the recoverability of DAC. We assess the recoverability of DAC on an annual basis or more frequently if circumstances indicate an impairment may have occurred. This assessment is performed by comparing recorded net unearned premiums and anticipated investment income on in-force business to the sum of expected claims, claims adjustment expenses, unamortized DAC and maintenance costs. If the sum of these costs exceeds the amount of recorded net unearned premiums and anticipated investment income, the excess is recognized as an offset against the asset established for DAC. This offset is referred to as a premium deficiency charge. Increases in expected claims and claims adjustment expenses can have a significant impact on the likelihood and amount of a premium deficiency charge.

Long-duration insurance contracts: Policy acquisition costs for participating life, traditional life and accident and health insurance products are generally deferred and amortized, with interest, over the premium paying period. The assumptions used to calculate the benefit liabilities and DAC for these traditional products are set when a policy is issued and do not change with changes in actual experience, unless a loss recognition event occurs. These "locked-in" assumptions include mortality, morbidity, persistency, maintenance expenses and investment returns, and include margins for adverse deviation to reflect uncertainty given that actual experience might deviate from these assumptions. A loss recognition event occurs when there is a shortfall between the carrying amounts of future policy benefit liabilities, net of DAC, and the amount the future policy benefit liabilities, net of DAC, would be when applying updated current assumptions. When we determine that a loss recognition event has occurred, we first reduce any DAC related to that block of business through amortization of acquisition expense, and after DAC is depleted, we record additional liabilities through a charge to policyholder benefits and claims incurred. Groupings for loss recognition testing are consistent with the manner of acquiring and servicing the business and applied by product groupings. We perform separate loss recognition tests for traditional life products, payout annuities and long-term care products. Once loss recognition has been recorded for a block of business, the old assumption set is replaced and the assumption set used for the loss recognition would then be subject to the lock-in principle.

Investment-oriented contracts: Policy acquisition costs and policy issuance costs related to universal life and investment-type products (collectively, investment-oriented products) are deferred and amortized, with interest, in relation to the incidence of estimated gross profits (EGPs) to be realized over the estimated lives of the contracts. EGPs include net investment income and spreads, net realized investment gains and losses, fees, surrender charges, expenses, and mortality and morbidity gains and losses. In each reporting period, current period amortization expense is adjusted to reflect actual gross profits. If EGPs change significantly, DAC is recalculated using the new assumptions, and any resulting adjustment is included in income (unlocking). If the new assumptions indicate that future EGPs are higher than previously estimated, DAC will be increased resulting in a decrease in amortization expense and increase in income in the current period; if future EGPs are lower than previously estimated, DAC will be decreased resulting in an increase in amortization expense and decrease in income in the current period. Unlocking of assumptions may result in acceleration of amortization in some products and deceleration of amortization in other products. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts.

To estimate future EGPs for variable annuity products, a long-term annual asset growth assumption is applied to determine the future growth in assets and related asset-based fees. In determining the asset growth rate, the effect of short-term fluctuations in the equity markets is partially mitigated through the use of a "reversion to the mean" methodology whereby short-term asset growth above or below long-term annual rate assumptions impact the growth assumption applied to the five-year period subsequent to the current balance sheet date. The reversion to the mean

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

methodology allows us to maintain our long-term growth assumptions, while also giving consideration to the effect of actual investment performance. When actual performance significantly deviates from the annual long-term growth assumption, as evidenced by growth assumptions in the five-year reversion to the mean period falling below a certain rate (floor) or above a certain rate
(cap) for a sustained period, judgment may be applied to revise or "unlock" the growth rate assumptions to be used for both the five-year reversion to the mean period as well as the long-term annual growth assumption applied to subsequent periods.

Shadow DAC and Shadow Loss Recognition: DAC held for investment-oriented products is also adjusted to reflect the effect of unrealized gains or losses on fixed maturity and equity securities available for sale on EGPs, with related changes recognized through other comprehensive income (shadow DAC). The adjustment is made at each balance sheet date, as if the securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. Similarly, for long-duration traditional insurance contracts, if the assets supporting the liabilities maintain a temporary net unrealized gain position at the balance sheet date, loss recognition testing assumptions are updated to exclude such gains from future cash flows by reflecting the impact of reinvestment rates on future yields. If a future loss is anticipated under this basis, any additional shortfall indicated by loss recognition tests is recognized as a reduction in accumulated other comprehensive income (shadow loss recognition). Similar to other loss recognition on long-duration insurance contracts, such shortfall is first reflected as a reduction in DAC and secondly as an increase in liabilities for future policy benefits. The change in these adjustments, net of tax, is included with the change in net unrealized appreciation of investments that is credited or charged directly to other comprehensive income.

Internal Replacements of Long-duration and Investment-Oriented Products: For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If the modification does not substantially change the contract, we do not change the accounting and amortization of existing DAC and related reserves. If an internal replacement represents a substantial change, the original contract is considered to be extinguished and any related DAC or other policy balances are charged or credited to income, and any new deferrable costs associated with the replacement contract are deferred.

The following table presents a rollforward of DAC:

                                                                             Years Ended December 31,
-                                                                            ----------------------
(in millions)                                                                 2014     2013    2012
-------------                                                                ------   ------  ------
Balance, beginning of year                                                   $5,096   $4,158  $4,704
   Acquisition costs deferred                                                   877      790     584
   Accretion of interest/amortization                                          (660)    (581)   (592)
   Effect of unlocking assumptions used in estimating future gross profits       96      105      45
   Effect of realized gains/loss on securities                                  (45)     (37)    (85)
   Effect of unrealized gains/loss on securities                               (204)     661    (498)
   Other/*/                                                                     161       --      --
                                                                             ------   ------  ------
Balance, end of year                                                         $5,321   $5,096  $4,158
                                                                             ======   ======  ======

* The increase in the DAC asset, which principally reflected the impact of the change on periods prior to 2014, was substantially offset by a related increase in the unearned revenue reserves.

Value of Business Acquired (VOBA): VOBA is determined at the time of acquisition and is reported in the Balance Sheets with DAC. This value is based on the present value of future pre-tax profits discounted at yields applicable at the time of purchase. For participating life, traditional life and accident and health insurance products, VOBA is amortized over the life of the business in a manner similar to that for DAC based on the assumptions at purchase. For investment-oriented products, VOBA is amortized in relation to EGPs and adjusted for the effect of unrealized gains or losses on fixed maturity and equity securities available for sale in a manner similar to DAC.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents a rollforward of VOBA:

                                                                                Years Ended
                                                                               December 31,
-                                                                            ----------------
(in millions)                                                                2014  2013  2012
-------------                                                                ----  ----  ----
Balance, beginning of year                                                   $348  $339  $391
   Accretion of interest/amortization                                         (24)  (27)  (15)
   Effect of unlocking assumptions used in estimating future gross profits     13    10     5
   Effect of realized gains/loss on securities                                 (3)   (5)  (23)
   Effect of unrealized gains/loss on securities                              (12)   31   (19)
                                                                             ----  ----  ----
Balance, end of year                                                         $322  $348  $339
                                                                             ====  ====  ====

VOBA amortization, net of accretion of interest, expected to be recorded in each of the next five years is $30 million, $27 million, $25 million, $24 million and $23 million, respectively.

The following table presents a rollforward of deferred sales inducements:

                                                                                 Years Ended
                                                                                 December 31,
-                                                                            -------------------
(in millions)                                                                 2014   2013   2012
-------------                                                                -----  -----  -----
Balance, beginning of year                                                   $ 502  $ 354  $ 555
   Acquisition costs deferred                                                   33     62    112
   Accretion of interest/amortization                                         (114)  (109)  (140)
   Effect of unlocking assumptions used in estimating future gross profits      60     65     27
   Effect of realized gains/loss on securities                                 (12)   (13)    (1)
   Effect of unrealized gains/loss on securities                               (27)   143   (199)
                                                                             -----  -----  -----
Balance, end of year                                                         $ 442  $ 502  $ 354
                                                                             =====  =====  =====

The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature (collectively, Distribution Fee Revenue). We amortize these deferred distribution costs on a straight-line basis, adjusted for redemptions, over a period ranging from one year to eight years depending on share class. Amortization of these deferred distribution costs is increased if at any reporting period the value of the deferred amount exceeds the projected Distribution Fee Revenue. The projected Distribution Fee Revenue is impacted by estimated future withdrawal rates and the rates of market return. Management uses historical activity to estimate future withdrawal rates and average annual performance of the equity markets to estimate the rates of market return.

9. VARIABLE INTEREST ENTITIES

A variable interest entity (VIE) is a legal entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support or is structured such that equity investors lack the ability to make significant decisions relating to the entity's operations through voting rights or do not substantively participate in the gains and losses of the entity. Consolidation of a VIE by its primary beneficiary is not based on majority voting interest, but is based on other criteria discussed below.

We enter into various arrangements with VIEs in the normal course of business and consolidate the VIEs when we determine we are the primary beneficiary. This analysis includes a review of the VIE's capital structure, related contractual relationships and terms, nature of the VIE's operations and purpose, nature of the VIE's interests issued and our involvement with the entity. When assessing the need to consolidate a VIE, we evaluate the design of the VIE as well as the related risks the variable interest holders are exposed to through the design of the entity.

For VIEs with attributes consistent with that of an investment company or a money market fund, the primary beneficiary is the party or group of related parties that absorbs a majority of the expected losses of the VIE, receives the majority of the expected residual returns of the VIE, or both.

For all other VIEs, the primary beneficiary is the entity that has both (i) the power to direct the activities of the VIE that most significantly affect the VIE's economic performance and (ii) the obligation to absorb losses or the right to receive benefits that could be potentially significant to the VIE. While also considering these factors, the consolidation

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

conclusion depends on the breadth of our decision-making ability and our ability to influence activities that significantly affect the economic performance of the VIE.

The following table presents the total assets and total liabilities associated with our variable interests in consolidated VIEs, as classified in the Balance
Sheets:

                                               Real
                                            Estate and                   Affordable
                                            Investment   Securitization   Housing
(in millions)                              Entities/(d)/    Vehicles    Partnerships Total
-------------                              ------------  -------------- ------------ ------
December 31, 2014
Assets:
   Bonds available for sale                    $--           $6,705         $ --     $6,705
   Mortgage and other loans receivable          --            1,753           --      1,753
   Other invested assets                         1               --          348        349
   Other/(a)/                                   --              481          171        652
                                               ---           ------         ----     ------
Total assets/(b)/                              $ 1           $8,939         $519     $9,459
                                               ===           ======         ====     ======
Liabilities:
   Notes payable - to affiliates, net          $--           $  660         $ --     $  660
   Notes payable - to third parties, net        --              488           10        498
   Other/(c)/                                   --               --           19         19
                                               ---           ------         ----     ------
Total liabilities                              $--           $1,148         $ 29     $1,177
                                               ===           ======         ====     ======
December 31, 2013
Assets:
   Bonds available for sale                    $--           $6,884         $ --     $6,884
   Mortgage and other loans receivable          --            1,015           --      1,015
   Other invested assets                         1               19          434        454
   Other/(a)/                                   --              936          176      1,112
                                               ---           ------         ----     ------
Total assets/(b)/                              $ 1           $8,854         $610     $9,465
                                               ===           ======         ====     ======
Liabilities:
   Notes payable - to affiliates, net          $--           $  237         $ --     $  237
   Notes payable - to third parties, net        --              346           --        346
   Other/(c)/                                   --              241           31        272
                                               ---           ------         ----     ------
Total liabilities                              $--           $  824         $ 31     $  855
                                               ===           ======         ====     ======

(a)Comprised primarily of short-term investments and other assets at both December 31, 2014 and 2013.
(b)The assets of each VIE can be used only to settle specific obligations of that VIE.
(c)Comprised primarily of amounts due to related parties and other liabilities and derivative liabilities, at fair value, at both December 31, 2014 and 2013.
(d)At December 31, 2014 and 2013, we had no significant off-balance sheet exposure associated with commitments to real estate and investment entities.

We calculate our maximum exposure to loss to be the amount invested in the debt or equity of the VIE and other commitments to the VIE. Interest holders in VIEs sponsored by us generally have recourse only to the assets and cash flows of the VIEs and do not have recourse to us. In limited circumstances, AIG Parent has provided guarantees to certain VIE interest holders.

The following table presents total assets of unconsolidated VIEs in which we hold a variable interest, as well as our maximum exposure to loss associated with these VIEs:

                                                    Maximum Exposure to Loss
                                                  ----------------------------
                                           Total
                                            VIE   On-Balance Off-Balance
  (in millions)                            Assets  Sheet/*/     Sheet    Total
  -------------                            ------ ---------- ----------- -----
  December 31, 2014
     Real estate and investment entities   $4,180    $528        $85     $613
     Affordable housing partnerships        1,055     288         --      288
                                           ------    ----        ---     ----
  Total                                    $5,235    $816        $85     $901
                                           ======    ====        ===     ====
  December 31, 2013
     Real estate and investment entities   $4,130    $492        $50     $542
     Affordable housing partnerships        1,125     191         --      191
                                           ------    ----        ---     ----
  Total                                    $5,255    $683        $50     $733
                                           ======    ====        ===     ====

* At December 31, 2014 and 2013, $816 million and $683 million, respectively, of our total unconsolidated VIE assets were recorded as other invested assets.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Real Estate and Investment Entities and Affordable Housing Partnerships

We participate as a passive investor in the equity issued primarily by third party-managed hedge and private equity funds, and certain real estate entities managed by AIG Asset Management (US), LLC (AIG Investments), an affiliate, and in limited partnerships that develop and operate affordable housing qualifying for tax credits, that are VIEs. We are typically not involved in the design or establishment of these VIEs, nor do we actively participate in the management of the VIEs.

Securitization Vehicles

Aircraft Trusts

In 2003, AIG Parent created two VIEs, Castle 2003-1 Trust and Castle 2003-2 Trust (collectively, the Aircraft Trusts), for the purpose of acquiring, owning, leasing, maintaining, operating and selling aircraft. AGL and other AIG subsidiaries held beneficial interests in these entities, including passive investments in non-voting preferred equity and in debt issued by these entities. Debt of these entities is not an obligation of, or guaranteed by, AGL or by AIG Parent or any of AIG's subsidiaries. Effective June 30, 2014, AGL transferred its non-voting preferred equity interests in the Aircraft Trusts to AIG Parent though the distribution of a non-cash dividend and return of capital, which totaled $500 million. Prior to this distribution, AGL bore the obligation to absorb economic losses or receive economic benefits that could possibly be significant to the Aircraft Trusts and, as a result, we were deemed the primary beneficiary and fully consolidated the Aircraft Trusts. Subsequent to the distribution, AGL is no longer deemed the primary beneficiary of the Aircraft Trusts and, as a result, the accompanying financial statements exclude the financial position, operating results and cash flows of the Aircraft Trusts subsequent to the date of the distribution.

Ambrose

During 2013 and 2014, we entered into securitization transactions that involved the transfer of portfolios of our high grade corporate securities, along with a portfolio of structured securities acquired from AIG, to newly formed special purpose entities, Ambrose 2013-2 (Ambrose 2), Ambrose 2013-3 (Ambrose 3) Ambrose 2013-5 (Ambrose 5) and Ambrose 2014-6 (Ambrose 6) (collectively referred to as the Ambrose entities), which are VIEs. In each transaction, the Ambrose entities issued beneficial interests to us in consideration for the transferred securities. We own the majority of the beneficial interests issued by the Ambrose entities and we maintain the power to direct the activities of the VIEs that most significantly impact their economic performance and bear the obligation to absorb losses or receive benefits from the VIEs that could potentially be significant to the VIEs, accordingly, we consolidate the Ambrose entities.

See Note 17 for additional information on these securitization transactions.

Selkirk

During 2013 and 2014, we entered into securitization transactions in which portfolios of our commercial mortgage loans were transferred to special purpose entities, with us retaining a significant beneficial interest in the securitized loans. As consideration for the transferred loans, we received beneficial interests in certain special purpose entities and cash proceeds from the securitized notes issued to third party investors by other special purpose entities. We determined that we control or we are the primary beneficiary of all of the special purpose entities in the securitization structures, and therefore we consolidate all of these entities, including those that are VIEs.

See Note 17 for additional information on these securitization transactions.

RMBS, CMBS, Other ABS and CDOs

We are passive investors in RMBS, CMBS, other ABS and CDOs, the majority of which are issued by domestic special purpose entities. We generally do not sponsor or transfer assets to, or act as the servicer to these asset backed

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

structures, and were not involved in the design of these entities. Our maximum exposure in these types of structures is limited to our investment in securities issued by these entities. Based on the nature of our investments and our passive involvement in these types of structures, we have determined that we are not the primary beneficiary of these entities.

We have not included these entities in the tables above, however, the fair values of our investments in these structures are reported in Note 3 and Note 4.

10.INSURANCE LIABILITIES

Future Policy Benefits

Future policy benefits primarily include reserves for traditional life and annuity payout contracts, which represent an estimate of the present value of future benefits less the present value of future net premiums. Included in future policy benefits are liabilities for annuities issued in structured settlement arrangements whereby a claimant has agreed to settle a general insurance claim in exchange for fixed payments over a fixed determinable period of time with a life contingency feature.

Future policy benefits also include certain guaranteed benefits of variable annuity products that are not considered embedded derivatives, primarily guaranteed minimum death benefits. See Note 11 for additional information on guaranteed minimum death benefits.

The liability for long-duration future policy benefits has been established including assumptions for interest rates which vary by year of issuance and product, and range from approximately zero percent to 12.0 percent. Mortality and surrender rate assumptions are generally based on actual experience when the liability is established.

For universal life policies with secondary guarantees, we recognize a future policy benefit reserve, in addition to policyholder contract deposits, based on a benefit ratio of (a) the present value of total expected payments, in excess of the account value, over the life of the contract, divided by (b) the present value of total expected assessments over the life of the contract. For universal life policies without secondary guarantees, for which profits followed by losses are first expected after contract inception, we establish future policy benefit reserves, in addition to policyholder contract deposits, so that expected future losses are recognized in proportion to the emergence of profits in the earlier (profitable) years.

For long duration traditional business, a "lock-in" principle applies. The assumptions used to calculate the benefit liabilities and DAC are set when a policy is issued and do not change with changes in actual experience, unless a loss recognition event occurs. The assumptions include mortality, morbidity, persistency, maintenance expenses, and investment returns. These assumptions are typically consistent with pricing inputs. These assumptions include margins for adverse deviation in the event that actual experience might deviate from these assumptions.

A loss recognition event occurs if observed changes in actual experience or estimates result in projected future losses under loss recognition testing. To determine whether a loss recognition event has occurred, we determine whether a future loss is expected based on updated current assumptions. If a loss recognition event occurs, we recognize the loss by first reducing DAC through amortization expense, and, if DAC is depleted, record additional liabilities through a charge to policyholder benefit expense. See Note 8 for additional information on loss recognition.

Sales of investment securities in connection with a program to utilize capital loss carryforwards, as well as other investment sales with subsequent reinvestment at lower yields, triggered loss recognition expense primarily on certain long-term payout annuity contracts of $21 million, $886 million and $807 million, in 2014, 2013 and 2012, respectively. We also recorded loss recognition expense of $87 million in 2014 and $61 million in 2012 to increase reserves for certain long-term care business.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Policyholder Contract Deposits

The liability for policyholder contract deposits is recorded at accumulated value (deposits received and net transfers from separate accounts, plus accrued interest credited at rates ranging from 0.3 percent to 8.4 percent, less withdrawals and assessed fees). Deposits collected on investment-oriented products are not reflected as revenues, as they are recorded directly to policyholder contract deposits upon receipt. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenues.

In addition to liabilities for universal life, fixed annuities, fixed options with variable annuities, annuities without life contingencies, funding agreements and guaranteed investment contracts, policyholder contract deposits also include our liability for (i) certain guaranteed benefits and equity-indexed features accounted for as embedded derivatives at fair value,
(ii) annuities issued in a structured settlement arrangement with no life contingency and (iii) certain contracts we have elected to account for at fair value. In addition, certain GIC contracts contain embedded derivatives that are bifurcated and carried at fair value in policyholder contract deposits with the change in fair value recorded in policyholder benefits. See Note 3 for discussion of the fair value measurement of embedded policy derivatives and
Note 11 for additional discussions of guaranteed benefits accounted for as embedded derivatives.

Under a funding agreement-backed note issuance program, an unaffiliated, non-consolidated statutory trust issues medium-term notes to investors, which are secured by GICs issued to the trust by the Company. In 2014, a $450 million GIC was issued in conjunction with the funding agreement-backed notes program.

Policy Claims and Benefits Payable

Policy claims and benefits payable include amounts representing: (i) the actual in-force amounts for reported life claims and an estimate of incurred but not reported (IBNR) claims; and (ii) an estimate, based upon prior experience, for accident and health reported and IBNR losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments are reflected in current period income.

We are now taking enhanced measures to, among other things, routinely match policyholder records with the Social Security Administration Death Master File (SSDMF) to determine if insured parties, annuitants, or retained account holders have died and to locate beneficiaries when a claim is payable. If the beneficiary/account owner does not make contact with us within 120 days, we will conduct a "Thorough Search" to locate the beneficiary/account owner. A "Thorough Search" includes at least three attempts in writing to contact the beneficiary and if unsuccessful, at least one contact attempt using a phone number and/or email address in our records.

Other Policyholder Funds

Other policyholder funds include unearned revenue reserves (URR). URR consists of front-end loads on investment-oriented contracts, representing those policy loads that are non-level and typically higher in initial policy years than in later policy years. URR for investment-oriented contracts are generally deferred and amortized, with interest, in relation to the incidence of EGPs to be realized over the estimated lives of the contracts and are subject to the same adjustments due to changes in the assumptions underlying EGPs as DAC. Amortization of URR is recorded in policy fees.

Other policyholder funds also include provisions for future dividends to participating policyholders, accrued in accordance with all applicable regulatory or contractual provisions. Participating policyholders are the policyholders who share in our earnings based on provisions within the policy contract. These dividends are declared annually by our Board of Directors and may be paid in cash, or they may be applied to reduce future premiums or purchase additional benefits, or they may be left to accumulate with interest until a later date. In addition, certain participating whole life insurance contracts are subject to unique participating policyholder dividend requirements that are imposed by state law. As such, we established an additional liability because it is required by statute to return 90 percent of the profits from the contracts to the policyholders in the form of policyholder dividends which will be paid in the future but are not yet payable. The profits used in the liability calculation consist of discrete components for operating income, realized

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

gains and losses and unrealized gains and losses pertaining to the policies and the assets supporting them. The impact of the unrealized gains and losses component is recorded through other comprehensive income.

Participating life business represented approximately 1.0 percent of the gross insurance in force at December 31, 2014 and 6.0 percent of gross premiums in 2014. Policyholder dividends were $28 million, $28 million and $35 million in 2014, 2013 and 2012, respectively, and are included in policyholder benefits in the Statements of Income.

Certain products are subject to experience adjustments. These include group life and group medical products, credit life contracts, accident and health insurance contracts/riders attached to life policies and, to a limited extent, reinsurance agreements with other direct insurers. Ultimate premiums from these contracts are estimated and recognized as revenue, and the unearned portions of the premiums recorded as liabilities. Experience adjustments vary according to the type of contract and the territory in which the policy is in force and are subject to local regulatory guidance.

11.VARIABLE LIFE AND ANNUITY CONTRACTS

We report variable contracts within the separate accounts when investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder and the separate account meets additional accounting criteria to qualify for separate account treatment. The assets supporting the variable portion of variable annuity and variable universal life contracts that qualify for separate account treatment are carried at fair value and reported as separate account assets, with an equivalent summary total reported as separate account liabilities.

Policy values for variable products and investment contracts are expressed in terms of investment units. Each unit is linked to an asset portfolio. The value of a unit increases or decreases based on the value of the linked asset portfolio. The current liability at any time is the sum of the current unit value of all investment units in the separate accounts, plus any liabilities for guaranteed minimum death or guaranteed minimum withdrawal benefits included in future policy benefits or policyholder contract deposits, respectively.

Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue. Net investment income, net investment gains and losses, changes in fair value of assets, and policyholder account deposits and withdrawals related to separate accounts are excluded from the Statements of Income, Comprehensive Income and Cash Flows.

Variable annuity contracts may include certain contractually guaranteed benefits to the contract holder. These guaranteed features include guaranteed minimum death benefits (GMDB) that are payable in the event of death, and living benefits that are payable in the event of annuitization, or, in other instances, at specified dates during the accumulation period. Living benefits include guaranteed minimum income benefits (GMIB), guaranteed minimum withdrawal benefits (GMWB), and guaranteed minimum account value (GMAV). A variable annuity contract may include more than one type of guaranteed benefit feature; for example, it may have both a GMDB and a GMWB. However, a policyholder can only receive payout from one guaranteed feature on a contract containing a death benefit and a living benefit, i.e. the features are mutually exclusive. A policyholder cannot purchase more than one living benefit on one contract. The net amount at risk for each feature is calculated irrespective of the existence of other features; as a result, the net amount at risk for each feature is not additive to that of other features.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

                                           December 31,
                                          ---------------
                      (in millions)        2014    2013
                      -------------       ------- -------
                      Equity funds        $14,844 $15,084
                      Bond funds            4,380   4,517
                      Balanced funds       16,856  11,777
                      Money market funds      295     320
                                          ------- -------
                      Total               $36,375 $31,698
                                          ======= =======

GMDB and GMIB

Depending on the contract, the GMDB feature may provide a death benefit of either (a) total deposits made to the contract less any partial withdrawals plus a minimum return or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary. GMIB guarantees a minimum level of periodic income payments upon annuitization. GMDB is our most widely offered benefit; our variable annuity contracts may also include GMIB to a lesser extent.

The liabilities for GMDB and GMIB, which are recorded in future policyholder benefits, represent the expected value of the guaranteed benefits in excess of the projected account value, with the excess recognized ratably over the accumulation period based on total expected assessments, through policyholder benefits. The net amount at risk for GMDB represents the amount of benefits in excess of account value if death claims were filed on all contracts on the balance sheet date.

The following table presents details concerning our GMDB exposures, by benefit type:

                                             December 31, 2014       December 31, 2013
                                          ----------------------- -----------------------
                                                         Highest                 Highest
                                           Net Deposits  Contract  Net Deposits  Contract
                                          Plus a Minimum  Value   Plus a Minimum  Value
(dollars in millions)                         Return     Attained     Return     Attained
---------------------                     -------------- -------- -------------- --------
Account value                                $25,715     $14,373     $20,108     $14,428
Net amount at risk                               586         496         635         620
Average attained age of contract holders          66          68          65          67
Range of guaranteed minimum return rates      0% -5%                  0% -5%

The following table presents a rollforward of the GMDB and GMIB liabilities related to variable annuity contracts:

                                                Years Ended
                                               December 31,
                                             ----------------
                 (in millions)               2014  2013  2012
                 -------------               ----  ----  ----
                 Balance, beginning of year  $378  $401  $439
                    Reserve increase           68    32    30
                    Benefits paid             (63)  (55)  (68)
                                             ----  ----  ----
                 Balance, end of year        $383  $378  $401
                                             ====  ====  ====

We regularly evaluate estimates used to determine the GMDB liability and adjust the additional liability balance, with a related charge or credit to policyholder benefits and losses incurred, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the reserve for GMDB at December 31, 2014:

..   Data used was up to 500 stochastically generated investment performance scenarios.

..   Mean investment performance assumption was 8.5 percent.

..   Volatility assumption was 16.0 percent.

..   Mortality was assumed to be 89.6 percent to 138.7 percent of the 2012 individual annuity mortality table.

..   Lapse rates vary by contract type and duration and range from zero percent to 37.0 percent.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

..   The discount rate ranged from 5.5 percent to 10.0 percent and is based on the growth rate assumptions for the underlying contracts in effect at the time of policy issuance.

GMWB and GMAV

Certain guaranteed benefit and equity index features, which are recorded in policyholder contract deposits, are bifurcated from the host contract and accounted for separately as embedded policy derivatives at fair value, with changes in fair value recognized in net realized capital gains (losses) in the Statements of Income. These include GMWB, GMAV as well as equity index annuities and equity index universal life contracts, which offer a guaranteed minimum interest rate plus a contingent return based on some internal or external equity index.

Certain of our variable annuity contracts contain optional GMWB and, to a lesser extent, GMAV benefits, which are not currently offered. With a GMWB, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract only through a series of withdrawals that do not exceed a specific percentage per year of the guaranteed amount. If, after the series of withdrawals, the account value is exhausted, the contract holder will receive a series of annuity payments equal to the remaining guaranteed amount, and, for lifetime GMWB products, the annuity payments continue as long as the covered person(s) are living. With a GMAV benefit, the contract holder can monetize the excess of the guarantee amount over the account value of the contract, provided the contract holder persists until the maturity date.

The fair value of our GMWB and GMAV embedded policy derivatives was a net liability of $698 million and a net asset of $89 million at December 31, 2014 and 2013, respectively. We had account values subject to GMWB and GMAV that totaled $30.0 billion and $23.0 billion at December 31, 2014 and 2013, respectively. The net amount at risk for GMWB represents the present value of minimum guaranteed withdrawal payments, in accordance with contract terms, in excess of account value. The net amount at risk for GMAV represents the present value of minimum guaranteed account value in excess of the current account balance, assuming no lapses. The net amount at risk related to these guarantees was $269 million and $51 million at December 31, 2014 and 2013, respectively. We use derivative instruments and other financial instruments to mitigate a portion of the exposure that arises from GMWB and GMAV benefits.

12.DEBT

Notes payable are carried at the principal amount borrowed, including unamortized discounts and fair value adjustments, when applicable, except for certain notes payable - to affiliates, for which we have elected the fair value option. The change in fair value of notes for which the fair value option has been elected is recorded in other income in the Statements of Income.

See Note 3 for discussion of fair value measurements.

The following table lists our total debt outstanding. The interest rates presented in the following table are the range of contractual rates in effect at December 31, 2014, including fixed and variable-rates:

                                                                                    Balance at
                                                                                    December 31,
                                                          Range of       Maturity   -----------
(in millions)                                          Interest Rate(s)   Date(s)     2014  2013
-------------                                          ----------------  ---------- ------  ----
Notes payable - to affiliates, net:
   Notes payable of consolidated VIEs                  0.00% - 10.00%    2040-2061  $  367  $ 26
   Notes payable of consolidated VIEs, at fair value   3.06% - 3.26%     2041-2060     291   211
   Debt of consolidated investments                                                     --    23
                                                                                    ------  ----
Total notes payable - to affiliates, net                                               658   260
                                                                                    ------  ----
Notes payable - to third parties, net:
   Notes payable of consolidated VIEs                  1.86% - 7.03%     2041-2060     470   346
   FHLB borrowings                                     0.50% - 0.54%          2015      32    32
   Debt of consolidated investments                    5.35% - 7.68%     2016-2038     125    --
                                                                                    ------  ----
Total notes payable - to third parties, net                                            627   378
                                                                                    ------  ----
Total notes payable                                                                 $1,285  $638
                                                                                    ======  ====

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents maturities of long-term debt, including fair value adjustments, when applicable:

                                                                          Year Ending
December 31, 2014                                             -----------------------------------
(in millions)                                          Total  2015 2016 2017 2018 2019 Thereafter
-------------                                          ------ ---- ---- ---- ---- ---- ----------
Notes payable - to affiliates, net:
   Notes payable of consolidated VIEs                  $  367 $--  $--  $--  $--  $--    $  367
   Notes payable of consolidated VIEs, at fair value      291  --   --   --   --   --       291
   Debt of consolidated investments                        --  --   --   --   --   --        --
                                                       ------ ---  ---  ---  ---  ---    ------
Total notes payable - to affiliates, net               $  658 $--  $--  $--  $--  $--    $  658
                                                       ------ ---  ---  ---  ---  ---    ------
Notes payable - to third parties, net:
   Notes payable of consolidated VIEs                     470  --   --   --   --   --       470
   FHLB borrowings                                         32  32   --   --   --   --        --
   Debt of consolidated investments                       125  --   --   --    7   --       118
                                                       ------ ---  ---  ---  ---  ---    ------
Total notes payable - to third parties, net               627  32   --   --    7   --       588
                                                       ------ ---  ---  ---  ---  ---    ------
Total notes payable                                    $1,285 $32  $--  $--  $ 7  $--    $1,246
                                                       ====== ===  ===  ===  ===  ===    ======

FHLB Borrowings

Membership with the FHLB provides us with collateralized borrowing opportunities, primarily as an additional source of contingent liquidity. When a cash advance is obtained, we are required to pledge certain mortgage-backed securities, government and agency securities, other qualifying assets and our ownership interest in the FHLB to secure advances obtained from the FHLB. Upon any event of default, the FHLB's recovery would generally be limited to the amount of our liability under advances borrowed.

See Note 4 for additional information.

13.COMMITMENTS AND CONTINGENCIES

Commitments

Leases

We have various long-term, noncancelable operating leases, primarily for office space and equipment, which expire at various dates.

The following table presents the future minimum lease payments under operating leases:

                        (in millions)
                        -------------
                        2015                        $ 30
                        2016                          26
                        2017                          20
                        2018                          14
                        2019                          11
                        Remaining years after 2019    32
                                                    ----
                        Total                       $133
                                                    ====

Rent expense was $29 million, $32 million and $33 million in 2014, 2013 and 2012, respectively.

Commitments to Fund Partnership Investments

We had commitments totaling $580 million and $526 million at December 31, 2014 and 2013, respectively, to provide funding to various limited partnerships. The commitments to invest in limited partnerships and other funds are called at the discretion of each fund, as needed and subject to the provisions of such fund's governing documents, for funding new investments, follow-on investments and/or fees and other expenses of the fund. Of the total commitments at December 31, 2014, $549 million are currently expected to expire by 2015.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Mortgage Loan Commitments

We have $651 million and $99 million in commitments related to commercial and residential mortgage loans, respectively, at December 31, 2014.

Other Commitments

SAAMCo is the investment advisor of SunAmerica Money Market Fund (the Fund), a series of the SunAmerica Money Market Funds, Inc., which seeks to maintain a stable $1.00 net asset value (NAV) per share. The Fund's market value NAV was negatively impacted by a loss in 2008 on an asset-backed security (Cheyne). SAAMCo has provided certain commitments to the Board of Directors of the Fund to contribute capital to maintain a minimum market value per share up to the amount of the security loss. Management has also committed that should the realized loss carryforward from Cheyne eventually expire, SAAMCo will reimburse the Fund to the extent of the expiration. SAAMCo has recorded a contingent liability of $1 million for expected future capital contributions as of December 31, 2014.

Contingencies

Legal Matters

Various lawsuits against us have arisen in the ordinary course of business. Except as discussed below, we believe it is unlikely that contingent liabilities arising from litigation, income taxes and other matters will have a material adverse effect on our financial position, results of operations or cash flows.

Regulatory Matters

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments when an assessment is probable and can be reasonably estimated. We estimate the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While we cannot predict the amount and timing of any future guaranty fund assessments, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. We had accrued $12 million for these guaranty fund assessments at both December 31, 2014 and 2013, which was reported within other liabilities in the Balance Sheets.

Policyholder benefit expense in 2014 included an increase of approximately $104 million to the estimated reserves for incurred but not reported (IBNR) death claims. The $104 million reserve increase was in addition to amounts previously provided for IBNR claims in 2011 and 2012, which totaled $237 million. We are continuing our efforts to identify deceased insureds and their beneficiaries who have not presented a valid claim, pursuant to the 2012 resolution of a multi-state audit and market conduct examination. The 2014 increase in the IBNR reserve was related primarily to a legacy block of in-force and lapsed small face amount policies, for which the personal data elements to effect a match against the Social Security Death Master File are unavailable or incomplete, such as full legal name, date of birth or Social Security number. In the process of reviewing these policies as required under the terms of the regulatory agreement, we have refined estimates of the ultimate cost of these claims. We believe the reserves for such claims are adequate; however, there can be no assurance that the ultimate cost will not vary from the current estimate.

In addition, the state of West Virginia has two lawsuits pending against us relating to alleged violations of the West Virginia Uniform Unclaimed Property Act, in connection with policies issued by us and by American General Life and

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Accident Insurance Company (AGLA, which merged into AGL on December 31, 2012). The State of West Virginia has also filed similar lawsuits against other insurers.

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into our operations, practices and procedures, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving us, we believe it is not likely that these regulatory examinations or inquiries will have a material adverse effect on our consolidated financial position, results of operations or cash flows.

14.EQUITY

Accumulated Other Comprehensive Income

The following table presents the components of accumulated other comprehensive income:

                                                               December 31,
                                                             ----------------
  (in millions)                                                2014     2013
  -------------                                              -------  -------
  Fixed maturity and equity securities, available for sale:
     Gross unrealized gains                                  $ 9,096  $ 6,491
     Gross unrealized losses                                    (908)  (2,542)
  Net unrealized gains on other invested assests                 832      897
  Adjustments to DAC, VOBA and deferred sales inducements     (1,183)    (940)
  Shadow loss recognition                                       (872)     (10)
  Foreign currency translation adjustments                       (13)       3
  Deferred income tax                                         (1,026)  (1,168)
                                                             -------  -------
  Accumulated other comprehensive income                     $ 5,926  $ 2,731
                                                             =======  =======

The following table presents the other comprehensive income (loss) reclassification adjustments:

                                          Unrealized
                                         Appreciation
                                           of Fixed
                                           Maturity
                                         Investments
                                           on Which
                                         Other-Than-                 Adjustments
                                          Temporary     Unrealized     to DAC,
                                            Credit     Appreciation   VOBA, and                Foreign
                                         Impairments  (Depreciation)  Deferred    Insurance   Currency
                                             were      of All Other     Sales       Loss     Translation
(in millions)                             Recognized   Investments   Inducements Recognition Adjustments  Total
-------------                            ------------ -------------- ----------- ----------- ----------- -------
Year ended December 31, 2012
Unrealized change arising during period     $1,682       $ 1,787        $(817)     $(1,143)     $ (4)    $ 1,505
Less: Reclassification adjustments
  included in net income                       230        (1,356)        (101)        (807)       --      (2,034)
                                            ------       -------        -----      -------      ----     -------
Total other comprehensive income
  (loss), before income tax expense
  (benefit)                                  1,452         3,143         (716)        (336)       (4)      3,539
Less: Income tax expense (benefit)             545         1,015         (257)        (119)       (2)      1,182
                                            ------       -------        -----      -------      ----     -------
Total other comprehensive income
  (loss), net of income tax expense
  (benefit)                                 $  907       $ 2,128        $(459)     $  (217)     $ (2)    $ 2,357
                                            ======       =======        =====      =======      ====     =======
Year ended December 31, 2013
Unrealized change arising during period     $  461       $(6,597)       $ 885      $ 1,152      $ (9)    $(4,108)
Less: Reclassification adjustments
  included in net income                        92         1,726           50         (886)       --         982
                                            ------       -------        -----      -------      ----     -------
Total other comprehensive income
  (loss), before income tax expense
  (benefit)                                    369        (8,323)         835        2,038        (9)     (5,090)
Less: Income tax expense (benefit)             127        (3,058)         293          713        (3)     (1,928)
                                            ------       -------        -----      -------      ----     -------
Total other comprehensive income
  (loss), net of income tax expense
  (benefit)                                 $  242       $(5,265)       $ 542      $ 1,325      $ (6)    $(3,162)
                                            ======       =======        =====      =======      ====     =======
Year ended December 31, 2014
Unrealized change arising during period     $  130       $ 4,261        $(183)     $  (963)     $(17)    $ 3,228
Less: Reclassification adjustments
  included in net income                        52           163           60         (101)       --         174
                                            ------       -------        -----      -------      ----     -------
Total other comprehensive income
  (loss), before income tax expense
  (benefit)                                     78         4,098         (243)        (862)      (17)      3,054
Less: Income tax expense (benefit)              30           232          (91)        (306)       (6)       (141)
                                            ------       -------        -----      -------      ----     -------
Total other comprehensive income
  (loss), net of income tax expense
  (benefit)                                 $   48       $ 3,866        $(152)     $  (556)     $(11)    $ 3,195
                                            ======       =======        =====      =======      ====     =======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents the effect of the reclassification of significant items out of accumulated other comprehensive income on the respective line items in the Statements of Income:

                                                       Amount
                                                    Reclassified
                                                   from Accumulated
                                                       Other
                                                   Comprehensive
                                                       Income
                                                   ---------------
                                                    December 31,
                                                   ---------------  Affected Line Item in the
(in millions)                                       2014    2013    Statements of Income
-------------                                      -----   ------   -------------------------------------------------
Unrealized appreciation of fixed maturity
  investments on which other-than-temporary
  credit impairments were recognized               $  52   $   92   Net realized capital gains (losses)
Unrealized appreciation of all other investments     163    1,726   Net realized capital gains (losses)
Adjustments to DAC, VOBA and deferred sales
  inducements                                         60       50   Amortization of deferred policy acquisition costs
Shadow loss recognition                             (101)    (886)  Policyholder benefits
                                                   -----   ------
   Total reclassifications for the period          $ 174   $  982
                                                   =====   ======

Dividends

Dividends that we may pay to the Parent in any year without prior approval of the Texas Department of Insurance (TDI) are limited by statute. The maximum amount of dividends which can be paid over a rolling twelve-month period to shareholders of insurance companies domiciled in the state of Texas without obtaining the prior approval of the TDI is limited to the greater of either 10 percent of the preceding year's statutory surplus or the preceding year's statutory net gain from operations. Additionally, unless prior approval of the TDI is obtained, dividends can only be paid out of our unassigned surplus. Subject to the TDI requirements, the maximum dividend payout that may be made in 2015 without prior approval of the TDI is $1.9 billion. Dividend payments in excess of positive retained earnings were classified and reported as a return of capital.

Statutory Financial Data

We are required to file financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. The principal differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, investment impairments are determined in accordance with statutory accounting practices, assets and liabilities are presented net of reinsurance, policyholder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted. In addition, state insurance regulatory authorities have the right to permit specific practices that deviate from prescribed statutory practices.

The following table presents our statutory net income and capital and surplus:

(in millions)                                              2014   2013    2012
-------------                                             ------ ------- ------
Years Ended December 31,
Statutory net income                                      $1,862 $ 3,431 $3,641
At December 31,
Statutory capital and surplus                              9,167  12,656
Aggregate minimum required statutory capital and surplus   2,184   2,624

15.BENEFIT PLANS

Effective January 1, 2002, our employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance (the U.S. Plans). AIG's U.S. Plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

We are jointly and severally responsible with AIG and other participating companies for funding obligations for the U.S. Plans, Employee Retirement Income Security Act (ERISA) qualified defined contribution plans and ERISA plans issued

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

by other AIG subsidiaries (the "ERISA Plans). If the ERISA Plans do not have adequate funds to pay obligations due participants, the Pension Benefit Guaranty Corporation or Department of Labor could seek payment of such amounts from the members of the AIG ERISA control group, including us. Accordingly, we are contingently liable for such obligations. We believe that the likelihood of payment under any of these plans is remote. Accordingly, we have not established any liability for such contingencies.

16.INCOME TAXES

The following table presents the income tax expense (benefit) attributable to pre-tax income (loss):

            Years Ended December 31,
            (in millions)                        2014   2013   2012
            -------------                       ------ -----  -----
            Current                             $  401 $  95  $ (21)
            Deferred                               727  (543)  (601)
                                                ------ -----  -----
            Total income tax expense (benefit)  $1,128 $(448) $(622)
                                                ====== =====  =====

The U.S. statutory income tax rate is 35 percent for 2014, 2013 and 2012. Actual income tax (benefit) expense differs from the statutory U.S. federal amount computed by applying the federal income tax rate, due to the following:

  Years Ended December 31,
  (in millions)                                      2014     2013     2012
  -------------                                     ------  -------  -------
  U.S federal income tax expense at statutory rate  $1,055  $ 1,573  $   845
  Adjustments:
     Valuation allowance                                68   (1,999)  (1,457)
     State income tax                                   (1)       8       (2)
     Capital loss carryover write-off                   32       --       --
     Dividends received deduction                      (25)     (23)     (24)
     Other credits, taxes and settlements               (1)      (7)      16
                                                    ------  -------  -------
  Total income tax expense (benefit)                $1,128  $  (448) $  (622)
                                                    ======  =======  =======

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

The following table presents the components of the net deferred tax assets (liabilities):

Years Ended December 31,
(in millions)                                                                2014     2013
-------------                                                              -------  -------
Deferred tax assets:
   Excess capital losses and other tax carryovers                          $   258  $   568
   Basis differential of investments                                         1,865    2,043
   Policy reserves                                                           1,855    2,308
                                                                           -------  -------
Total deferred tax assets                                                    3,978    4,919
                                                                           -------  -------
Deferred tax liabilities:
   Deferred policy acquisition costs                                        (1,699)  (1,973)
   Net unrealized gains on debt and equity securities available for sale    (2,433)  (1,365)
   State deferred tax liabilities                                              (30)     (21)
   Capitalized EDP                                                             (44)     (33)
   Other                                                                       (27)     (26)
                                                                           -------  -------
Total deferred tax liabilities                                              (4,233)  (3,418)
                                                                           -------  -------
Net deferred tax (liability) asset before valuation allowance                 (255)   1,501
Valuation allowance                                                             --   (1,173)
                                                                           -------  -------
Net deferred tax (liability) asset                                         $  (255) $   328
                                                                           =======  =======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents our tax losses and credit carryforwards on a tax return basis.

         December 31, 2014                         Tax     Expiration
         (in millions)                     Gross Effected   Periods
         -------------                     ----- -------- ------------
         Net operating loss carryforwards   $65    $ 23   2028 to 2032
         Foreign tax credit carryforwards    --      43   2015 to 2023
         Business credit carryforwards       --     192   2025 to 2033
                                                   ----
         Total carryforwards                       $258
                                                   ====

We are included in the consolidated federal income tax return of our ultimate parent, AIG Parent. Under the tax sharing agreement with AIG Parent, taxes are recognized and computed on a separate company basis. To the extent that benefits for net operating losses, foreign tax credits or net capital losses are utilized on a consolidated basis, we will recognize tax benefits based upon the amount of the deduction and credits utilized in the consolidated federal income tax return.

We calculate current and deferred state income taxes using the actual apportionment and statutory rates for states in which we are required to file on a separate basis. In states that have a unitary regime, AIG Parent accrues and pays the taxes owed and does not allocate the provision or cash settle the expense with the members of the unitary group. Unlike for federal income tax purposes, AIG does not have state tax sharing agreements. AIG has determined that because the unitary tax expense will never be borne by the subsidiaries, the state tax unitary liability is not included in this separate company expense.

Assessment of Deferred Tax Asset Valuation Allowance

The evaluation of the recoverability of the deferred tax asset and the need for a valuation allowance requires us to weigh all positive and negative evidence to reach a conclusion that it is more likely than not that all or some portion of the deferred tax asset will not be realized. The weight given to the evidence is commensurate with the extent to which it can be objectively verified. The more negative evidence that exists, the more positive evidence is necessary and the more difficult it is to support a conclusion that a valuation allowance is not needed.

Our framework for assessing the recoverability of deferred tax assets requires us to consider all available evidence, including:

..   the nature, frequency and severity of cumulative financial reporting losses in recent years;

..   the predictability of future operating profitability of the character necessary to realize the net deferred tax asset;

..   the carryforward periods for the net operating loss, capital loss and foreign tax credit carryforwards, including the effect of reversing taxable temporary differences; and

..   prudent and feasible tax planning strategies that would be implemented, if necessary, to protect against the loss of deferred tax assets.

As a result of sales in the ordinary course of business to manage the investment portfolio and the application of prudent and feasible tax planning strategies in 2014, we determined that an additional portion of the capital loss carryforwards will more-likely-than-not be realized prior to their expiration. Accordingly, in 2014, we released $1.2 billion of our deferred tax asset valuation associated with the capital loss carryforwards, of which $68 million was recognized as a reduction to income and the remainder was allocated to other comprehensive income.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Accounting For Uncertainty in Income Taxes

The following table presents a reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits:

                                                              Years Ended
                                                              December 31,
                                                              ------------
        (in millions)                                         2014   2013
        -------------                                         ----   ----
        Gross unrecognized tax benefits at beginning of year  $ 92   $85
           Increases in tax position for prior years            --     7
           Decreases in tax position for prior years           (55)   --
                                                              ----   ---
        Gross unrecognized tax benefits at end of year        $ 37   $92
                                                              ====   ===

We regularly evaluate proposed adjustments by taxing authorities. At
December 31, 2014, such proposed adjustments would not have resulted in a material change to our financial condition. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next twelve months, based on the information currently available, we do not expect any change to be material to our financial condition.

At December 31, 2014 and 2013, our unrecognized tax benefits, excluding interest and penalties, were $27 million and $36 million, respectively. At December 31, 2014 and 2013, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $27 million for both years.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At December 31, 2014 and 2013, we had accrued $7 million and $16 million, respectively, for the payment of interest (net of the federal benefit) and penalties. In 2014, we recognized income of $10 million, while in 2013 and 2012, we recognized expense of $6 million and $11 million, respectively, of interest (net of the federal benefit) and penalties.

We are currently under IRS examination for the taxable year 2006. Although the final outcome of possible issues raised in any future examination is uncertain, we believe that the ultimate liability, including interest, will not materially exceed amounts recorded in the financial statements. Taxable years 2001 to 2013 remain subject to examination by major tax jurisdictions.

17.RELATED PARTY TRANSACTIONS

Events Related to AIG

AIG Parent is subject to regulation by the Board of Governors of the Federal Reserve System (the Federal Reserve) as a systemically important financial institution (SIFI) pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act. AIG Parent was subject to regulation by the Federal Reserve as a savings and loan holding company as of March 31, 2014. The Federal Reserve approved AIG Parent's application to deregister as a savings and loan holding company effective April 4, 2014. AIG Parent will continue to be supervised by the Federal Reserve due to its designation by the Financial Stability Oversight Council as a non-bank SIFI.

On July 1, 2014, as a non-bank SIFI, AIG Parent submitted to its regulators its initial annual plan for rapid and orderly resolution in the event of material financial distress or failure, which must meet several specific standards, including requiring a detailed resolution strategy and analyses of material entities, organizational structure, interconnections and interdependencies, and management information systems, among other elements. The public section of the plan can be found on the websites of the Federal Reserve and the Federal Deposit Insurance Corporation. The Federal Reserve has yet to complete the regulatory framework that will be applicable to AIG Parent as a non-bank SIFI.

On July 18, 2013, the Financial Stability Board (consisting of representatives of national financial authorities of the G20 nations), in consultation with the International Association of Insurance Supervisors and national authorities, identified an initial list of Global Systemically Important Insurers, which included AIG Parent.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Additional information on AIG Parent is publicly available in AIG Parent's regulatory filings with the SEC, which can be found at www.sec.gov. Information regarding AIG Parent as described herein is qualified by regulatory filings AIG Parent files from time to time with the SEC.

Operating Agreements

Pursuant to a cost allocation agreement, we purchase administrative, investment management, accounting, marketing and data processing services from AIG Parent or its subsidiaries. The allocation of costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated level of usage, transactions or time incurred in providing the respective services. We incurred approximately
$305 million, $297 million and $198 million for such services in 2014, 2013 and 2012, respectively. Accounts payable for such services were $240 million and $190 million at December 31, 2014 and 2013, respectively. We rent facilities and provide services on an allocated cost basis to various affiliates. We also provide shared services, including technology, to a number of AIG's life insurance subsidiaries. Effective January 1, 2013, we became the service provider for additional affiliated companies. We earned approximately
$813 million, $805 million and $282 million for such services and rent in 2014, 2013 and 2012, respectively. Accounts receivable for rent and services were $57 million and $91 million at December 31, 2014 and 2013, respectively.

We pay commissions and fees, including support fees to defray marketing and training costs, to affiliated broker-dealers for distributing our annuity products and mutual funds. Amounts incurred related to the broker-dealer services totaled $55 million, $50 million and $39 million in 2014, 2013 and 2012, respectively. These broker-dealers distribute a significant portion of our variable annuity products, representing approximately 6.0 percent,
7.0 percent and 8.0 percent of premiums received in 2014, 2013 and 2012, respectively. These broker-dealers also distribute a significant portion of our mutual funds, representing approximately 15.0 percent, 16.0 percent and
16.0 percent of sales in 2014, 2013 and 2012, respectively.

On February 1, 2004, SAAMCo entered into an administrative services agreement with our affiliate, The United States Life Insurance Company in the City of New York (USL) (as successor by merger of First SunAmerica Life Insurance Company
(FSA) with and into USL) whereby SAAMCo will pay to USL a fee based on a percentage of all assets invested through FSA's variable annuity products in exchange for services performed. SAAMCo is the investment advisor for certain trusts that serve as investment options for USL's variable annuity products. Amounts we incurred under this agreement totaled $6 million, $4 million and $3 million in 2014, 2013 and 2012, respectively, and are included in other expenses in our Statements of Income.

On October 1, 2001, SAAMCo entered into two administrative services agreements with business trusts established by our affiliate, The Variable Annuity Life Insurance Company (VALIC), whereby the trusts pay SAAMCo a fee based on a percentage of average daily net assets invested through VALIC's annuity products in exchange for services performed. Amounts earned by SAAMCo under this agreement were $18 million, $17 million and $15 million in 2014, 2013 and 2012, respectively, and are net of certain administrative costs incurred by VALIC of $5 million in each of 2014 and 2013 and $4 million in 2012. The net amounts earned by SAAMCo are included in other revenue in our Statements of Income.

Notes of Affiliates

In 2011, we invested $300 million in a 5.57 percent Senior Promissory Note due September 30, 2014, issued by AIG Life Holdings, Inc. (AIGLH) (formerly known as SunAmerica Financial Group, Inc.). We received principal payments of $100 million in each of 2014, 2013 and 2012. As of September 30, 2014, AIGLH had paid all outstanding principal and interest on this loan, thereby extinguishing this note. We recognized interest income of $4 million, $10 million and $16 million on this note during 2014, 2013 and 2012, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Selkirk Transactions

During 2013 and 2014, we transferred portfolios of commercial mortgage loans to newly formed special purpose entities, Selkirk No. 1 Investments (SPV1) and Selkirk No. 3A Investments (SPV1A), respectively. The transactions involved securitizations of the transferred loans and we retained significant beneficial interests in the securitized loans. As consideration for the transferred loans, we received beneficial interests in loan-backed and structured securities (Notes) issued by other newly formed special purpose entities, equity interests in SPV1 and SPV1A, and cash proceeds of $230 million and $144 million from notes issued to third party investors and an affiliate by other special purpose entities, Selkirk No. 1 Limited and Selkirk No. 3 Limited, respectively. The consideration received had an aggregate fair value of $973 million for the SPV1 transaction and $624 million for the SPV1A transaction. AIG Investments services the securitized commercial mortgage loans on behalf of SPV1 and SPV1A.

We consolidate certain of the special purpose entities in the securitization structures, some of which are VIEs. See Note 9 for additional disclosures related to VIEs. As a result, certain of the Notes and our equity interests in SPV1 and SPV1A are eliminated in consolidation, while the securitized commercial mortgage loans remain on our Balance Sheets. On a consolidated basis, the net change in our Balance Sheets as a result of these transactions consisted of additional assets in the form of cash consideration received, which was subsequently invested, and the liabilities for notes payable to third party investors and to an affiliate, VALIC.

Lighthouse VI

During 2013, we, along with VALIC (collectively, the Insurers), executed three transactions in which a portfolio of securities (Transferred Portfolios) was, in each transaction, transferred into a newly established Common Trust Fund
(CTF) in exchange for proportionate interests in all assets within each CTF as evidenced by specific securities controlled by and included within our representative security account. In each transaction, a portion of our securities (Exchange Assets) were transferred into the representative security account of VALIC in exchange for other VALIC securities. Only the transfers of the Exchange Assets between the Insurers qualify for derecognition treatment under ASC 860, "Transfers and Servicing," and thus were the only assets derecognized in the transfer of the Transferred Portfolios into the CTFs. The securities we received for the transfers of the Exchange Assets were initially recognized at fair value and will subsequently be carried at accreted value, based on cash flow projections. We transferred securities with an aggregate fair value of $7.7 billion into the CTFs for all three transactions and recognized gains totaling $250 million on the transfer of the Exchange Assets. AIG Investments manages the portfolio of assets included in the CTFs.

Ambrose Transactions

During 2013 and 2014, we acquired certain financial assets from AIG Parent and subsequently entered into four related securitization transactions with certain affiliates and third parties to enhance our statutory risk-based capital ratio, liquidity and net investment income. The financial assets acquired from AIG Parent in each transaction consisted of a structured security backed by a portfolio of structured securities (Repack Note) and were exchanged for an intraday Demand Note, which was subsequently extinguished. In each securitization transaction, we transferred a portfolio of high grade corporate securities and the Repack Note to one of the newly formed special purpose entities; Ambrose 2, Ambrose 3, Ambrose 5 and Ambrose 6 (the Ambrose entities). As consideration for the transferred securities, we received beneficial interests in three tranches of structured securities (Class A1, B, C and X) issued by each Ambrose entity. The Class A1, B and C Notes were designed to closely replicate the interest and principal amortization payments of the transferred securities. The Class X notes were subsequently transferred to AIG in exchange for cancellation of the Demand Notes described above, which resulted in capital contributions to us. Each Ambrose entity also issued a tranche of Class A2 notes to third party investors. Ambrose 6 also issued
Class A1, B and C notes to an affiliate, VALIC, as consideration for similar transferred financial assets.

Capital commitments from a non-U.S. subsidiary of AIG Parent, which are guaranteed by AIG Parent, were received by Ambrose 2, Ambrose 3, Ambrose 5 and Ambrose 6 in the amount of $300 million, $300 million, $400 million and $200 million, respectively, pursuant to which the promissor will contribute funds to the respective Ambrose entity upon demand. AIG Parent indirectly bears the first loss position in each transaction through its ownership of the Class X

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

notes and its guarantee of the capital commitments. AIG Investments manages the portfolio of assets on behalf of each Ambrose entity.

Each of the Ambrose entities is a VIE and we consolidate all of the Ambrose entities. See Note 9 for additional disclosures related to VIEs. The Class A1, Class B and Class C structured securities we received are eliminated in consolidation. The notes issued by the Ambrose entities that are held by AIG Parent, third parties and an affiliate are classified as notes payable. The Ambrose entities each elected the fair value option for their Class X notes payable. On a consolidated basis, the Ambrose transactions resulted in an increase in our assets (Repack Note and cash), liabilities (notes payable) and AGL shareholder's equity (capital contribution from AIG Parent).

The following table presents the details of the Ambrose transactions:

(in millions)                                              Ambrose 2        Ambrose 3      Ambrose 5        Ambrose 6
-------------                                          ----------------- --------------- -------------- -----------------
Date of transaction                                     February 6, 2013  April 10, 2013  July 25, 2013  October 10, 2014
Combined carrying value of transferred securities and
  Repack Note                                          $           1,985 $         2,117 $        2,618 $             292
Fair value of Class A1 and Class B notes received                  1,933           2,069          2,413               328
Fair value of Class X notes received                                  67              58             83                40

American Home and National Union Guarantees

American Home Assurance Company (American Home) and National Union Fire Insurance Company of Pittsburgh, Pa. (National Union), indirect wholly owned subsidiaries of AIG Parent, have terminated the General Guarantee Agreements (the Guarantees) with respect to our prospectively issued policies and contracts. The Guarantees terminated on December 29, 2006 (Point of Termination). Pursuant to their terms, the Guarantees do not apply to any group or individual policy, contract or certificate issued after the Point of Termination. The Guarantees will continue to cover policies, contracts and certificates with issue dates earlier than the Point of Termination until all insurance obligations under such policies, contracts and certificates are satisfied in full. American Home's and National Union's audited statutory financial statements are filed with the SEC in our registration statements for the variable products that we issued prior to the Point of Termination.

Capital Maintenance Agreement

In March 2011, we entered into a Capital Maintenance Agreement (CMA) with AIG Parent. Among other things, the CMA provided that AIG Parent would maintain our statutory-basis total adjusted capital at or above a specified minimum percentage of our projected Company Action Level Risk-Based Capital. AIG Parent did not make any capital contributions to us under the CMA in the three years ended December 31, 2014. As a result of managing capital through internal AIG Board-approved policies and guidelines, we and AIG agreed to terminate the CMA effective October 31, 2014.

Financing Agreements

On June 1, 2009, we amended and restated a short-term financing arrangement with SAFG Retirement Services, Inc. (SAFGRS), whereby we had the right to borrow up to $500 million from SAFGRS. There was no outstanding balance under this agreement at December 31, 2014 or 2013. This agreement was terminated as of December 31, 2014.

On June 1, 2009, we amended and restated a short-term financing arrangement with SAFGRS, whereby SAFGRS had the right to borrow up to $500 million from us. There was no outstanding balance under this arrangement at December 31, 2014 or 2013. This agreement was terminated as of December 31, 2014.

On September 15, 2006, we amended and restated a short-term financial arrangement with SA Affordable Housing, LLC (SAAH LLC), whereby SAAH LLC had the right to borrow up to $200 million from us. There was no outstanding

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

balance under this agreement at December 31, 2014 or 2013. This agreement was terminated as of December 31, 2014.

GIC Assumption

In 2011, we entered into three assignment and assumption agreements with AIGMFC, certain bank trustees, and three unaffiliated bond issuers (the Issuers), pursuant to which we assumed all of AIGMFC's obligations under certain GIC agreements previously entered into between AIGMFC and the bank trustees which related to certain bond obligations of the Issuers. As part of this assignment and assumption, we received from AIGMFC amounts that represented the then-outstanding principal amount of investments under the referenced GIC agreements, plus related accrued but unpaid interest. We also entered into a swap with AIG Markets, Inc. (AIG Markets) in connection with each of these transactions, which, among other things, provides a fee to us for assuming the obligations under the GIC agreements and economically hedges our interest rate risk associated with the assumed GICs. Obligations of AIG Markets under the swaps are guaranteed by AIG Parent.

Other

We engage in structured settlement transactions, certain of which involve affiliated property and casualty insurers that are subsidiaries of AIG Parent. In a structured settlement arrangement, a property and casualty insurance policy claimant has agreed to settle a casualty insurance claim in exchange for fixed payments over either a fixed determinable period of time or a life-contingent period. In such claim settlement arrangements, a casualty insurance claim payment provides the funding for the purchase of a single premium immediate annuity (SPIA) issued by us for the ultimate benefit of the claimant. The portion of our liabilities related to structured settlements involving life contingencies is reported in future policy benefits, while the portion not involving life contingencies is reported in policyholder contract deposits. In certain structured settlement arrangements, the property and casualty insurance company remains contingently liable for the payments to the claimant. We had liabilities of $1.4 billion at both December 31, 2014 and 2013 related to SPIAs issued by us in conjunction with structured settlement transactions involving affiliated property and casualty insurers where those members remained contingently liable for the payments to the claimant. In addition, we had liabilities for the structured settlement transactions where the affiliated property and casualty insurers were no longer contingently liable for the payments to the claimant.

During 2014, we entered into a Share Purchase Agreement with AIG Parent by which we sold all of our interests in The People's Insurance Company (Group) of China Limited (PICC Group) to AIG Parent at fair market value, based on the closing price of the PICC Group shares as quoted on the Hong Kong Stock Exchange on August 13, 2014. The transaction closed on August 15, 2014 and we received $484 million as consideration for the sale.

18. SUBSEQUENT EVENTS

We have evaluated subsequent events through April 27, 2015.

                          PART C -- OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

The following financial statements are included in Part B of this Registration
Statement:


      - Audited Financial Statements of Variable Separate Account of American General Life Insurance Company for the year ended December 31, 2014.

      - Audited Consolidated Financial Statements of American General Life Insurance Company for the years ended December 31, 2014, 2013 and 2012.



(b) Exhibits



(1)    Resolution Establishing Separate Account........................................................ 2
(2)    Form of Custody Agreements...................................................................... Not Applicable
(3)    (a)  Distribution Contract...................................................................... 2
       (b)  Selling Agreement.......................................................................... 23
(4)    Variable Annuity Contract
       (a)  Individual Fixed and Variable Annuity Contract............................................. 8
       (b)  Individual Annuity Contract................................................................ 8
       (c)  Optional Death Benefit Enhancement Endorsement............................................. 12
       (d)  Optional Guaranteed Minimum Accumulation Benefit........................................... 8
       (e)  Optional Guaranteed Minimum Withdrawal Benefit Endorsement -- Step-Up Options.............. 8
       (f)  Optional Guaranteed Minimum Withdrawal Benefit Maximum Anniversary Value
            Endorsement................................................................................ 10
       (g)  Optional Guaranteed Minimum Withdrawal Benefit Maximum Anniversary Value
            Endorsement................................................................................ 11
       (h)  Optional Guaranteed Minimum Withdrawal Benefit For One Life/For Two Lives
            Endorsement................................................................................ 11
       (i)  Optional Guaranteed Minimum Withdrawal Benefit Endorsement................................. 14
       (j)  Optional Guaranteed Minimum Withdrawal Benefit Endorsement................................. 16
       (k)  Optional Guaranteed Living Benefit Endorsement............................................. 17
        (1) Optional Guaranteed Living Benefit Endorsement............................................. 18
       (m)  Optional Guaranteed Living Benefit Endorsement............................................. 18
       (n)  Return of Purchase Payment Death Benefit Endorsement....................................... 18
       (o)  Maximum Anniversary Value Optional Death Benefit Endorsement............................... 18
       (p)  Optional Death Benefit Endorsement......................................................... 18
       (q)  Extended Legacy Program Guide.............................................................. 20
       (r)  AGL Optional Guaranteed Living Benefit Extension Data Page Endorsement
            (ASE-6231E (10/10))........................................................................ 25
(5)    Application for Contract........................................................................ 5
       (a)  Participant Enrollment Form................................................................ 4
       (b)  Annuity Application........................................................................ 4
(6)    Corporate Documents of Depositor
       (a)  Amended and Restated Articles of Incorporation of American General Life Insurance
            Company, effective December 31, 1991....................................................... 1
       (b)  Amendment to the Amended and Restated Articles of Incorporation of American General Life
            Insurance Company, effective July 13, 1995................................................. 3
       (c)  By-Laws of American General Life Insurance Company, restated as of June 8, 2005............ 9
(7)    Reinsurance Contract............................................................................ Not Applicable
(8)    Material Contracts
       (a)  Anchor Series Trust Fund Participation Agreement........................................... 22
       (b)  SunAmerica Series Trust Fund Participation Agreement....................................... 22
       (c)  American Funds Insurance Series Fund Participation Agreement............................... 7
       (d)  Lord Abbett Series Fund, Inc. Fund Participation Agreement................................. 7
       (e)  Van Kampen Life Investment Trust Fund Participation Agreement.............................. 6
       (f)  Sterling Capital Variable Insurance Funds (formerly BB&T Variable Insurance Funds) Fund
            Participation Agreement.................................................................... 10
       (g)  Principal Variable Contracts Fund Participation Agreement.................................. 13





         (h)  American Funds Insurance Series and SunAmerica Series Trust Master-Feeder Fund
              Participation Agreement.................................................................. 15
         (i)  Columbia Funds Variable Insurance Trust Fund Participation Agreement..................... 24
         (j)  Columbia Funds Variable Insurance Trust I Fund Participation Agreement................... 24
         (k)  Franklin Templeton Variable Insurance Products Trust Fund Participation Agreement........ 17
         (l)  AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund Participation
              Agreement................................................................................ 19
         (m)  Columbia Funds Variable Series Trust II Fund Participation Agreement..................... 21
         (n)  Seasons Series Trust Fund Participation Agreement........................................ 22
         (o)  Letters of Consent to the Assignment of the Fund Participation Agreement................. 23
(9)      Opinion of Counsel and Consent of Depositor................................................... 24
(10)     Consent....................................................................................... Filed Herewith
(11)     Financial Statements Omitted from Item 23..................................................... Not Applicable
(12)     Initial Capitalization Agreement.............................................................. Not Applicable
(13)     Other
         (a)  Power of Attorney -- American General Life Insurance Company Directors................... 27
         (b)  Notice of Termination of Support Agreement............................................... 20
         (c)  Unconditional Capital Maintenance Agreement between American International Group, Inc.
              and American General Life Insurance Company.............................................. 26
         (d)  Specimen Agreement and Plan of Merger.................................................... 23
         (e)  CMA Termination Agreement................................................................ Filed Herewith


--------
1 Incorporated by reference to Initial Registration Statement, File No.
  033-43390 of American General Life Insurance Company Separate Account D, filed on October 16, 1991.

2 Incorporated by reference to Initial Registration Statement of File Nos.
  333-25473 and 811-3859, filed on April 18, 1997, Accession No.
  0000950148-97-000989.

3 Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6
  Registration Statement, File No. 333-53909, of American General Life Insurance Company Separate Account VL-R, filed on August 19, 1998, Accession No. 0000899243-98-001661.

4 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No.
  8, File Nos. 333-25473 and 811-03859, filed on April 1, 1999, Accession No. 0000950148-99-000685.

5 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-65118 and 811-03859, filed on September 28, 2001, Accession No. 0000950148-01-501929.

6 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-66114 and 811-03859, filed on October 25, 2001, Accession No. 0000950148-01-502065.

7 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-91860 and 811-03589, filed on October 28, 2002, Accession No. 0000898430-02-003844.

8 Incorporated by reference to Post-Effective Amendment No. 10 and Amendment
  No. 12, File Nos. 333-58234 and 811-03859, filed on April 16, 2004,
  Accession No. 0000950148-04-000752.

9 Incorporated by reference to Post-Effective Amendment No. 11 and Amendment
  No. 46, File Nos. 333-43264 and 811-08561, of American General Life Insurance Company Separate Account VL-R, filed on August 12, 2005, Accession No. 0001193125-05-165474.

10 Incorporated by reference to Post-Effective Amendment No. 20 and Amendment
  No. 22 to File Nos. 333-58234 and 811-03859, filed on September 20, 2005,
  Accession No. 0000950129-05-009343.

11 Incorporated by reference to Post-Effective Amendment No. 24 and Amendment
  No. 26, File Nos. 333-58234 and 811-03859, filed on May 1, 2006, Accession No. 0000950129-06-004638.

12 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-65118 and 811-03859, filed on September 28, 2001, Accession No. 0000950148-01-501929.

13 Incorporated by reference to Pre-Effective Amendment No. 2 and Amendment No.
  2, File Nos. 333-137895 and 811-03859, filed on December 19, 2006, Accession No. 0000950124-06-007684.

14 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment
  No. 3, File Nos. 333-137895 and 811-03859, filed on February 13, 2007,
  Accession No. 0000950148-07-000027.

15 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment
  No. 4, File Nos. 333-137895 and 811-03859, filed on April 26, 2007,
  Accession No. 0000950148-07-000099.

16 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment
  No. 6, File Nos. 333-137895 and 811-03859, filed on February 4, 2008,
  Accession No. 0000950137-08-001546.

17 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment
  No. 7, File Nos. 333-137895 and 811-03859, filed on April 28, 2008,
  Accession No. 0000950148-08-000096.

18 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-157199 and 811-03859, filed on April 27, 2009, Accession
  No. 0000950148-09-000059.

19 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment
  No. 8, File Nos. 333-157199 and 811-03859, filed on August 25, 2010,
  Accession No. 0000950123-10-080861.

20 Incorporated by reference to Post-Effective Amendment No. 17 and Amendment
  No. 18, File Nos. 333-137867 and 811-03859, filed on April 27, 2011,
  Accession No. 0000950123-11-040070.

21 Incorporated by reference to Post-Effective Amendment No. 10 and Amendment
  No. 12, File Nos. 333-137895 and 811-03859, filed on April 28, 2011,
  Accession No. 0000950123-11-040874.

22 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment
  No. 5, File Nos. 333-172003 and 811-03859, filed on July 13, 2012, Accession No. 0000950123-12-010016.

23 Incorporated by reference to Initial Registration Statement, File Nos.
  333-185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014430.

24 Incorporated by reference to Initial Registration Statement, File Nos
  333-185775 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014433.

25 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment
  No. 1, File Nos. 333-185778 and 811-03859, filed on April 29, 2013,
  Accession No. 0000950123-13-002940.


26 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment
  No. 3, File Nos. 333-185778 and 811-03859, filed on April 30, 2014,
  Accession No. 0000950123-14-00461.



27 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment
  No. 4, File Nos. 333-185778 and 811-03859, filed on April 28, 2015.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.



NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR
--------------------------------------------------
Robert S. Schimek(5)                               Director, Chairman, President
Kevin T. Hogan(5)                                  Director, Chief Executive Officer
Jana W. Greer(3)                                   Director, President, Individual Retirement
Jonathan J. Novak(2)                               Director, President, Institutional Markets
Curtis W. Olson(1)                                 Director, President, Group Benefits
Mary Jane B. Fortin                                Director, Executive Vice President, Chief Financial Officer and
                                                   Vice Chairman
Thomas J. Diemer                                   Director, Senior Vice President and Chief Risk Officer
Deborah A. Gero(2)                                 Director, Senior Vice President and Chief Investment Officer
Stephen A. Maginn(2)                               Director, Senior Vice President and Chief Distribution Officer
Jeffrey M. Farber(5)                               Director
John Q. Doyle(5)                                   Director
Charles S. Shamieh(5)                              Director, President, Life, Disability and Health
Robert J. Scheinerman                              Executive Vice President, Individual Retirement
Jesus C. Zaragoza                                  Senior Vice President and Life Controller
Michael P. Harwood                                 Director, Senior Vice President, Chief Actuary and Corporate
                                                   Illustration Actuary
Randall W. Epright                                 Senior Vice President and Chief Information Officer
Christine A. Nixon(2)                              Senior Vice President and Chief Legal Officer
Tim W. Still                                       Senior Vice President and Chief Operations Officer
Yoav Tamir(3)                                      Senior Vice President, Market Risk Management
Kyle L. Jennings                                   Senior Vice President and Chief Compliance Officer
Sai P. Raman(6)                                    Senior Vice President, Institutional Markets
Craig A. Buck(10)                                  Senior Vice President, Capital Management
Timothy M. Heslin                                  Senior Vice President, Head of Global Life Sciences
Rodney E. Rishel                                   Senior Vice President, Head of US Life and Disability
David S. Jorgensen                                 Vice President and Controller
Gloria Beissinger                                  Vice President and Treasurer
Charles E. Beam(4)                                 Vice President and Assistant Controller
Jim A. Coppedge                                    Vice President and Assistant Secretary
Mallary L. Reznik(2)                               Vice President, General Counsel and Assistant Secretary
Julie Cotton Hearne                                Vice President and Secretary
John B. Deremo(4)                                  Vice President, Distribution
Gavin D. Friedman(2)                               Vice President and Litigation Officer
Leo W. Grace                                       Vice President, Product Filing
Tracey E. Harris                                   Vice President, Product Filing
T. Clay Spires                                     Vice President and Tax Officer
Michael E. Treske(3)                               Vice President, Distribution
Frank Kophamel                                     Vice President and Appointed Actuary
Katherine L. Stoner                                Vice President, 38a-1 Compliance Officer
Christina M. Haley(3)                              Vice President
Marla S. Campagna(7)                               Vice President
Mary M. Newitt(3)                                  Vice President
Manda Ghaferi(2)                                   Vice President
Keith C. Honig(7)                                  Vice President
Stewart P. Polakov(3)                              Vice President
Douglas S. Tymins(7)                               Vice President
Jennifer P. Powell                                 Anti-Money Laundering and Office of Foreign Asset Control Officer
David J. Kumatz(4)                                 Assistant Secretary
Virginia N. Puzon(2)                               Assistant Secretary





NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR
--------------------------------------------------
Cris Thomas                                        Assistant Secretary
Rosemary Foster                                    Assistant Secretary
Barry A. Hopkins(4)                                Assistant Tax Officer
Grace D. Harvey                                    Illustration Actuary
Laszlo Kulin(9)                                    Investment Tax Officer
Alireza Vaseghi(9)                                 Managing Director and Chief Operating Officer, Institutional
                                                   Markets
Melissa H. Cozart                                  Privacy Officer


(1)   3600 Route 66, Neptune, NJ 07753

(2)   1999 Avenue of the Stars, Los Angeles, CA 90067

(3)   21650 Oxnard Street, Woodland Hills, CA 91367

(4)   2000 American General Way, Brentwood, TN 37027

(5)   175 Water Street, New York, NY 10038

(6)   50 Danbury Road, Wilton, CT 06897

(7)   777 S. Figueroa Street, Los Angeles, CA 90017

(8)   1690 New Britain Avenue, Farmington, CT 06032

(9)   80 Pine Street, New York, NY 10005


(10)  1650 Market Street, Philadelphia, PA 19139



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


The Registrant is a separate account of American General Life Insurance Company ("Depositor"). The Depositor is an indirect, wholly owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No.
0000005272-15-000002, filed on February 20, 2015. Exhibit 21 is incorporated herein by reference.



ITEM 27.  NUMBER OF CONTRACT OWNERS


As of April 1, 2015, the number of Polaris Platinum II contracts funded by Variable Separate Account was 8,717 of which 5,200 were qualified contracts and 3,517 were non-qualified contracts.



ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


AMERICAN GENERAL LIFE INSURANCE COMPANY

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.


ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG Capital Services, Inc. acts as distributor for the following investment companies:

     AMERICAN GENERAL LIFE INSURANCE COMPANY
     Variable Separate Account
     Variable Annuity Account One
     Variable Annuity Account Two
     Variable Annuity Account Four
     Variable Annuity Account Five
     Variable Annuity Account Seven
     Variable Annuity Account Nine
     Separate Account A
     Separate Account D
     Separate Account I
     Separate Account II
     Separate Account VA-1
     Separate Account VA-2
     Separate Account VL-R
     Separate Account VUL
     Separate Account VUL-2
     AG Separate Account A


     THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK FS Variable Separate Account
     FS Variable Annuity Account One
     FS Variable Annuity Account Two
     FS Variable Annuity Account Five
     Separate Account USL VA-R
     Separate Account USL VL-R
     Separate Account USL A
     Separate Account USL B


     THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
     Separate Account A



(b)  Directors, Officers and principal place of business:



OFFICER/DIRECTORS*                                     POSITION
-------------------------- ----------------------------------------------------------------
   Peter A. Harbeck        Director
   James T. Nichols        Director, President and Chief Executive Officer
   Rebecca Snider          Chief Compliance Officer
   Frank Curran            Vice President, Controller, Financial Operation Officer, Chief
                           Financial Officer and Treasurer
   Stephen A. Maginn(2)    Director, Senior Vice President
   Michael E. Treske(1)    Chief Distribution Officer, Mutual Funds and Variable Annuities
   John T. Genoy           Vice President
   Mallary L. Reznik(2)    Vice President
   Christine A. Nixon(2)   Secretary
   Virginia N. Puzon(2)    Assistant Secretary


      * Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311.

     (1) Principal business address is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4901.

     (2) Principal business address is 1999 Avenue of the Stars, Los Angeles, CA 90067-6121.

(c) AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or at American General Life Insurance Company's Annuity Service Center located at P.O. Box 15570, Amarillo, Texas 79105-5570.


ITEM 31.  MANAGEMENT SERVICES

Not Applicable.


ITEM 32.  UNDERTAKINGS

UNDERTAKINGS OF THE REGISTRANT

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATION REGARDING THE REASONABLENESS OF AGGREGATE FEES AND CHARGES DEDUCTED UNDER THE CONTRACTS PURSUANT TO SECTION 26(F)(2)(A) OF THE INVESTMENT COMPANY ACT OF 1940

American General Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American General Life Insurance Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Separate Account, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 27th day of April, 2015.



                                       VARIABLE SEPARATE ACCOUNT
                                       (Registrant)


                                       BY:  AMERICAN GENERAL LIFE INSURANCE
                                       COMPANY
                                          (On behalf of the Registrant and
                                       itself)


                                       BY: /s/  MARY JANE B. FORTIN
                                          -------------------------------------
                                          MARY JANE B. FORTIN
                                          EXECUTIVE VICE PRESIDENT AND
                                          CHIEF FINANCIAL OFFICER

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.




            SIGNATURE                                      TITLE                                DATE
---------------------------------   ---------------------------------------------------   ---------------
*ROBERT S. SCHIMEK                            Director, Chairman, President               April 27, 2015
------------------------------
ROBERT S. SCHIMEK

*THOMAS J. DIEMER                          Director, Senior Vice President and            April 27, 2015
------------------------------                     Chief Risk Officer
THOMAS J. DIEMER

*JOHN Q. DOYLE                                          Director                          April 27, 2015
------------------------------
JOHN Q. DOYLE

*JEFFREY M. FARBER                                      Director                          April 27, 2015
------------------------------
JEFFREY M. FARBER

/s/  MARY JANE B. FORTIN            Director, Vice Chairman, Executive Vice President     April 27, 2015
------------------------------                 and Chief Financial Officer
MARY JANE B. FORTIN

*DEBORAH A. GERO                           Director, Senior Vice President and            April 27, 2015
------------------------------                   Chief Investment Officer
DEBORAH A. GERO

*JANA W. GREER                       Director and President -- Individual Retirement      April 27, 2015
------------------------------
JANA W. GREER

*MICHAEL P. HARWOOD                  Director, Senior Vice President, Chief Actuary,      April 27, 2015
------------------------------                Corporate Illustration Actuary
MICHAEL P. HARWOOD

*KEVIN T. HOGAN                            Director and Chief Executive Officer           April 27, 2015
------------------------------
KEVIN T. HOGAN

*STEPHEN A. MAGINN                         Director, Senior Vice President and            April 27, 2015
------------------------------                  Chief Distribution Officer
STEPHEN A. MAGINN

*JONATHAN J. NOVAK                   Director and President -- Institutional Markets      April 27, 2015
------------------------------
JONATHAN J. NOVAK

*CURTIS W. OLSON                         Director and President -- Group Benefits         April 27, 2015
------------------------------
CURTIS W. OLSON

*CHARLES S. SHAMIEH                  Director, President, Life, Disability and Health     April 27, 2015
------------------------------
CHARLES S. SHAMIEH

*DAVID JORGENSEN                              Vice President and Controller               April 27, 2015
------------------------------
DAVID JORGENSEN

/s/  MANDA GHAFERI                                   Attorney-in-Fact                     April 27, 2015
------------------------------
*MANDA GHAFERI



                                 EXHIBIT INDEX



 EXHIBIT NO.            DESCRIPTION
-------------   --------------------------
(10)            Consent
(13)(e)         CMA Termination Agreement